UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549
FORM N -Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07572
Principal Funds, Inc.
(Exact name of registrant as specified in charter)
711 High Street, Des Moines, IA 50392-2080
(Address of principal executive offices)
Principal Management Corporation, Des Moines, IA 50392-2080
(Name and address of agent for service)
Registrant’s telephone number, including area code: 515-247-6783
Date of fiscal year end:	October 31, 2012
Date of reporting period:	July 31, 2012

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2012 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value( 000	's)		Principal
Semiconductors - 0.00%				BONDS (continued)	Amount (000's)	Value	(000	's)
Tower Semiconductor Ltd - Warrants (a),(b)	345,803	$4		Automobile Floor Plan Asset Backed Securities (continued)
				Ford Credit Floorplan Master Owner Trust (continued)
TOTAL COMMON STOCKS		$4
	Principal			1.80%, 9/15/2014(f)	$11,655		$11,683
BONDS- 50.73%	Amount (000's)	Value (000	's)	1.90%, 12/15/2014(d),(f)	950		955
				Nissan Master Owner Trust Receivables
Advertising - 0.23%				0.72%, 5/15/2017(f)	3,000		3,014
Interpublic Group of Cos Inc/The				1.40%, 1/15/2015(d),(f)	4,000		4,019
4.00%, 3/15/2022	$1,055	$1,092					$52,017
6.25%, 11/15/2014	585	634
10.00%, 7/15/2017	3,105	3,493		Automobile Manufacturers - 0.39%
		$5,219		Chrysler Group LLC / CG Co-Issuer Inc
				8.00%, 6/15/2019	1,490		1,550
Aerospace & Defense - 0.24%				Daimler Finance North America LLC
United Technologies Corp				1.30%, 7/31/2015(c),(d)	4,400		4,405
1.20%, 6/1/2015	770	782		Ford Motor Co
1.80%, 6/1/2017	1,675	1,740		7.40%, 11/1/2046	1,130		1,321
4.50%, 6/1/2042	2,550	2,957		Jaguar Land Rover PLC
		$5,479		7.75%, 5/15/2018(d)	105		112
				8.13%, 5/15/2021(d)	240		255
Agriculture - 0.26%
Altria Group Inc				Toyota Motor Credit Corp
4.75%, 5/5/2021	1,835	2,151		0.88%, 7/17/2015	1,385		1,391
9.95%, 11/10/2038	810	1,363					$9,034
Corp Azucarera del Peru SA
6.38%, 8/2/2022(c),(d),(e)	885	905		Automobile Parts & Equipment - 0.02%
				GT 2005 Bonds BV
Philip Morris International Inc				8.00%, 7/21/2014(f)	338		329
2.50%, 5/16/2016	1,025	1,081		Schaeffler Finance BV
6.38%, 5/16/2038	30	43		7.75%, 2/15/2017(d)	200		212
Southern States Cooperative Inc							$541
11.25%, 5/15/2015(d)	485	509
		$6,052		Banks- 5.82%
				ABN Amro North American Holding Preferred
Airlines - 0.02%				Capital Repackage Trust I
US Airways 2001-1G Pass Through Trust				6.52%, 12/29/2049(d),(f)	325		304
7.08%, 9/20/2022(e)	385	391
				Akbank TAS
				5.13%, 7/22/2015	150		155
Automobile Asset Backed Securities - 3.00%				6.50%, 3/9/2018(d)	150		164
Ally Auto Receivables Trust				Ally Financial Inc
1.11%, 1/15/2015(f)	5,678	5,702		4.50%, 2/11/2014	200		206
AmeriCredit Automobile Receivables Trust				5.50%, 2/15/2017	650		677
0.71%, 12/8/2015(f)	3,600	3,608		8.30%, 2/12/2015	1,675		1,861
0.76%, 10/8/2015	4,670	4,679		Associated Banc-Corp
0.90%, 9/8/2014	131	131		5.13%, 3/28/2016	5,055		5,447
0.91%, 10/8/2015(f)	9,400	9,427		Banco de Bogota SA
CarMax Auto Owner Trust				5.00%, 1/15/2017(d)	300		317
0.64%, 5/15/2015(f)	10,000	10,015		Banco de Credito del Peru/Panama
Mercedes-Benz Auto Lease Trust				5.38%, 9/16/2020(d)	415		440
0.66%, 4/15/2014	3,600	3,605		Bancolombia SA
Nissan Auto Lease Trust				5.95%, 6/3/2021	835		914
0.41%, 7/15/2014(f)	2,350	2,352		Bank of America Corp
Santander Drive Auto Receivables Trust				5.65%, 5/1/2018	3,245		3,582
0.91%, 5/15/2015(f)	5,100	5,117		5.88%, 2/7/2042	1,355		1,555
0.96%, 2/18/2014	1,256	1,257		8.00%, 12/29/2049(f)	260		280
1.04%, 4/15/2014	3,204	3,209		Bank of America NA
1.06%, 8/17/2015	4,150	4,163		6.00%, 10/15/2036	2,000		2,242
1.25%, 4/15/2015	5,869	5,899		BBVA Bancomer SA/Texas
1.48%, 5/15/2017(d)	5,367	5,361		6.75%, 9/30/2022(d)	1,750		1,811
World Omni Automobile Lease Securitization Trust				BPCE SA
				2.38%, 10/4/2013(d)	5,520		5,431
0.93%, 11/16/2015(f)	5,000	5,019		Capital One Financial Corp
		$69,544		2.15%, 3/23/2015	4,930		5,007
				CIT Group Inc
Automobile Floor Plan Asset Backed Securities - 2.25%				4.75%, 2/15/2015(d)	710		738
Ally Master Owner Trust				6.63%, 4/1/2018(d)	685		750
0.88%, 5/15/2016(f)	9,400	9,422		7.00%, 5/2/2017(d)	1,925		1,935
1.05%, 9/15/2016(f)	3,500	3,521		Citigroup Inc
1.12%, 1/15/2016(f)	5,770	5,806		4.50%, 1/14/2022	6,375		6,706
2.00%, 1/15/2015(d),(f)	5,500	5,539		5.13%, 5/5/2014	775		813
Ford Credit Floorplan Master Owner Trust				5.88%, 1/30/2042	985		1,134
0.85%, 9/15/2015(f)	4,500	4,522		6.38%, 8/12/2014	2,120		2,290
0.95%, 9/15/2015(f)	3,520	3,536

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Banks (continued)				Beverages - 1.44%
City National Corp/CA				Anheuser-Busch InBev Worldwide Inc
5.25%, 9/15/2020	$3,100	$3,357		1.38%, 7/15/2017	$3,835		$3,873
Cooperatieve Centrale Raiffeisen-				2.50%, 7/15/2022	8,500		8,666
Boerenleenbank BA/Netherlands				3.75%, 7/15/2042	660		693
3.38%, 1/19/2017	2,265	2,388		5.38%, 1/15/2020	106		130
11.00%, 12/29/2049(d),(f)	1,560	1,993		Corp Lindley SA
Fifth Third Capital Trust IV				6.75%, 11/23/2021(d)	550		611
6.50%, 4/15/2049(f)	565	564		6.75%, 11/23/2021	140		155
Goldman Sachs Group Inc/The				Molson Coors Brewing Co
3.63%, 2/7/2016	4,070	4,165		5.00%, 5/1/2042	2,005		2,379
5.75%, 1/24/2022	3,090	3,375		Pernod-Ricard SA
HBOS Capital Funding No2 LP				2.95%, 1/15/2017(d)	1,230		1,269
6.07%, 6/29/2049(d),(f)	220	149		4.25%, 7/15/2022(d)	2,505		2,686
ING Bank NV				5.50%, 1/15/2042(d)	915		1,036
3.75%, 3/7/2017(d)	3,595	3,712		SABMiller Holdings Inc
JP Morgan Chase & Co				2.45%, 1/15/2017(d)	7,363		7,670
1.88%, 3/20/2015	2,750	2,783		3.75%, 1/15/2022(d)	3,920		4,299
3.15%, 7/5/2016	4,890	5,141					$33,467
4.25%, 10/15/2020	1,015	1,100
5.40%, 1/6/2042	1,720	2,012		Biotechnology - 0.44%
Kazkommertsbank JSC				Amgen Inc
8.50%, 4/16/2013	95	95		5.15%, 11/15/2041	760		841
LBG Capital No.1 PLC				5.75%, 3/15/2040	525		621
8.00%, 12/29/2049(d),(f)	340	301		Genzyme Corp
Morgan Stanley				5.00%, 6/15/2020	810		965
4.75%, 3/22/2017	1,625	1,649		Gilead Sciences Inc
5.50%, 7/28/2021	1,520	1,536		3.05%, 12/1/2016	840		899
5.95%, 12/28/2017	1,000	1,045		4.40%, 12/1/2021	2,040		2,318
6.00%, 4/28/2015	1,920	2,034		5.65%, 12/1/2041	1,340		1,689
6.25%, 8/28/2017	2,185	2,306		Life Technologies Corp
6.38%, 7/24/2042	2,920	2,934		6.00%, 3/1/2020	2,340		2,797
6.63%, 4/1/2018	2,165	2,317					$10,130
PNC Financial Services Group Inc				Building Materials - 0.18%
6.75%, 8/1/2049(f)	3,515	3,808		Cemex SAB de CV
PNC Funding Corp				9.00%, 1/11/2018(d)	315		293
5.25%, 11/15/2015	1,715	1,915		Cimento Tupi SA
PNC Preferred Funding Trust III				9.75%, 5/11/2018(d)	351		346
8.70%, 2/28/2049(d),(f)	3,400	3,469		CRH America Inc
RBS Capital Trust I				4.13%, 1/15/2016	1,630		1,678
0.00%, 12/29/2049(a)	280	169		8.13%, 7/15/2018	1,065		1,286
RBS Capital Trust III				USG Corp
0.00%, 9/29/2049(a)	2,096	1,279		7.88%, 3/30/2020(d)	440		468
Regions Bank/Birmingham AL							$4,071
6.45%, 6/26/2037	1,055	1,044
7.50%, 5/15/2018	750	863		Chemicals - 1.13%
Regions Financial Corp				CF Industries Inc
5.75%, 6/15/2015	1,070	1,141		7.13%, 5/1/2020	1,190		1,488
Royal Bank of Scotland PLC/The				Dow Chemical Co/The
3.40%, 8/23/2013	4,440	4,514		7.38%, 11/1/2029	895		1,234
4.88%, 3/16/2015	3,640	3,830		Eastman Chemical Co
Santander US Debt SAU				2.40%, 6/1/2017	3,620		3,717
2.99%, 10/7/2013(d)	3,200	3,134		Ecolab Inc
Sberbank of Russia Via SB Capital SA				3.00%, 12/8/2016	3,580		3,817
4.95%, 2/7/2017(d)	200	209		4.35%, 12/8/2021	2,485		2,817
6.13%, 2/7/2022(d)	1,200	1,304		5.50%, 12/8/2041	935		1,170
Sumitomo Mitsui Banking Corp				Ineos Finance PLC
1.80%, 7/18/2017	1,350	1,358		7.50%, 5/1/2020(d)	295		299
UnionBanCal Corp				LyondellBasell Industries NV
3.50%, 6/18/2022	2,845	2,973		5.75%, 4/15/2024	1,650		1,869
US Bancorp				6.00%, 11/15/2021	755		868
1.65%, 5/15/2017	1,930	1,970		Monsanto Co
2.95%, 7/15/2022	5,000	5,056		2.20%, 7/15/2022	1,080		1,093
VTB Bank OJSC Via VTB Capital SA				3.60%, 7/15/2042	725		749
6.00%, 4/12/2017(d)	390	407		NOVA Chemicals Corp
Wells Fargo & Co				8.63%, 11/1/2019	537		615
1.50%, 7/1/2015	2,295	2,317		Potash Corp of Saskatchewan Inc
Wells Fargo Bank NA				5.88%, 12/1/2036	635		834
0.68%, 5/16/2016(f)	4,615	4,431		Syngenta Finance NV
		$134,906		3.13%, 3/28/2022	2,345		2,499
				4.38%, 3/28/2042	820		932

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Chemicals (continued)				Credit Card Asset Backed Securities (continued)
Taminco Global Chemical Corp				Citibank Omni Master Trust
9.75%, 3/31/2020(d)	$2,030	$2,132		3.00%, 8/15/2018(d),(f)	$20,190		$21,163
		$26,133		Discover Card Master Trust
				0.86%, 11/15/2017(f)	5,000		5,039
Coal- 0.24%							$29,404
Arch Coal Inc
7.00%, 6/15/2019	370	323		Diversified Financial Services - 1.86%
8.75%, 8/1/2016	1,080	1,056		Aircastle Ltd
Berau Capital Resources Pte Ltd				7.63%, 4/15/2020	240		257
12.50%, 7/8/2015(d)	205	228		9.75%, 8/1/2018	980		1,112
Berau Coal Energy Tbk PT				American Express Credit Corp
7.25%, 3/13/2017(d)	600	607		2.80%, 9/19/2016	2,840		3,041
Bumi Investment Pte Ltd				American Honda Finance Corp
10.75%, 10/6/2017(d)	545	554		1.45%, 2/27/2015(d)	2,080		2,107
Consol Energy Inc				Countrywide Financial Corp
8.00%, 4/1/2017	1,905	2,014		6.25%, 5/15/2016	1,595		1,695
DTEK Finance BV				Credit Acceptance Corp
9.50%, 4/28/2015	100	98		9.13%, 2/1/2017	1,340		1,481
Peabody Energy Corp				Ford Motor Credit Co LLC
6.25%, 11/15/2021(d)	740	731		2.75%, 5/15/2015	1,145		1,154
		$5,611		3.00%, 6/12/2017	2,895		2,882
				3.88%, 1/15/2015	1,505		1,558
Commercial Services - 0.33%				5.88%, 8/2/2021	990		1,093
ADT Corp/The				General Electric Capital Corp
2.25%, 7/15/2017(d)	3,135	3,182
				6.25%, 12/15/2022(f)	7,600		7,774
BakerCorp International Inc				6.38%, 11/15/2067(f)	1,880		1,982
8.25%, 6/1/2019(d)	450	450
				Goldman Sachs Capital I
Emergency Medical Services Corp				6.35%, 2/15/2034	1,000		972
8.13%, 6/1/2019	477	507		Icahn Enterprises LP / Icahn Enterprises
ERAC USA Finance LLC				Finance Corp
2.75%, 3/15/2017(d)	1,015	1,039
5.63%, 3/15/2042(d)	390	419		8.00%, 1/15/2018	1,165		1,238
7.00%, 10/15/2037(d)	45	57		ILFC E-Capital Trust II
				6.25%, 12/21/2065(d),(f)	150		113
UR Merger Sub Corp				International Lease Finance Corp
5.75%, 7/15/2018(d)	525	549
7.63%, 4/15/2022(d)	260	277		5.65%, 6/1/2014	795		823
				6.25%, 5/15/2019	955		1,004
8.25%, 2/1/2021	1,150	1,248		8.62%, 9/15/2015(f)	970		1,094
		$7,728		John Deere Capital Corp
Computers - 0.44%				0.88%, 4/17/2015	640		644
Affiliated Computer Services Inc				National Rural Utilities Cooperative Finance Corp
5.20%, 6/1/2015	1,850	1,995
Hewlett-Packard Co				1.90%, 11/1/2015	2,600		2,675
3.00%, 9/15/2016	2,055	2,113		Scottrade Financial Services Inc
3.30%, 12/9/2016	975	1,016		6.13%, 7/11/2021(d)	1,910		1,981
Seagate HDD Cayman				Springleaf Finance Corp
6.88%, 5/1/2020	3,120	3,366		6.90%, 12/15/2017	1,370		1,117
7.00%, 11/1/2021	565	614		SquareTwo Financial Corp
Spansion LLC				11.63%, 4/1/2017	1,035		895
7.88%, 11/15/2017	1,040	998		Vesey Street Investment Trust I
		$10,102		4.40%, 9/1/2016(f)	4,285		4,382
							$43,074
Consumer Products - 0.14%
Reynolds Group Issuer Inc / Reynolds Group				Electric - 2.30%
Issuer LLC / Reynolds Group Issuer				Abu Dhabi National Energy Co
(Luxembourg) S.A.				6.50%, 10/27/2036	600		746
7.13%, 4/15/2019	1,550	1,647		Carolina Power & Light Co
7.88%, 8/15/2019	360	397		2.80%, 5/15/2022	2,190		2,297
9.00%, 4/15/2019	400	407		Centrais Eletricas Brasileiras SA
9.88%, 8/15/2019	350	371		5.75%, 10/27/2021(d)	400		449
9.88%, 8/15/2019(d)	373	395		CMS Energy Corp
		$3,217		5.05%, 3/15/2022	1,755		1,871
				Consumers Energy Co
Cosmetics & Personal Care - 0.11%				2.85%, 5/15/2022	1,000		1,044
Estee Lauder Cos Inc/The				Detroit Edison Co/The
2.35%, 8/15/2022(c)	1,690	1,691		3.95%, 6/15/2042	795		866
3.70%, 8/15/2042(c)	835	840		Dominion Resources Inc/VA
		$2,531		1.95%, 8/15/2016	970		996
Credit Card Asset Backed Securities - 1.27%				2.25%, 9/1/2015	1,120		1,158
Chase Issuance Trust				DTE Energy Co
0.35%, 5/16/2016(f)	3,200	3,202		6.38%, 4/15/2033	1,605		2,146

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Electric (continued)				Electronics (continued)
Duke Energy Carolinas LLC				Viasystems Inc
1.75%, 12/15/2016	$1,430	$1,479		7.88%, 5/1/2019(d)	$1,125		$1,108
Edison International							$3,330
3.75%, 9/15/2017	1,420	1,512
Edison Mission Energy				Engineering & Construction - 0.04%
7.00%, 5/15/2017	1,000	545		Odebrecht Finance Ltd
				5.13%, 6/26/2022(d)	900		920
Elwood Energy LLC
8.16%, 7/5/2026	1,009	1,003
Energy Future Holdings Corp				Entertainment - 0.39%
9.75%, 10/15/2019	701	733		CCM Merger Inc
10.00%, 1/15/2020(f)	80	87		9.13%, 5/1/2019(d)	1,145		1,162
Energy Future Intermediate Holding Co LLC				Choctaw Resort Development Enterprise
9.75%, 10/15/2019	603	630		7.25%, 11/15/2019(d)	815		672
FirstEnergy Corp				Lions Gate Entertainment Inc
7.38%, 11/15/2031	1,020	1,348		10.25%, 11/1/2016(d)	1,585		1,769
Florida Power & Light Co				Peninsula Gaming LLC / Peninsula Gaming
4.05%, 6/1/2042	725	817		Corp
4.13%, 2/1/2042	755	846		8.38%, 8/15/2015	970		1,014
Indiantown Cogeneration LP				10.75%, 8/15/2017	730		831
9.77%, 12/15/2020	408	426		Regal Entertainment Group
Jersey Central Power & Light Co				9.13%, 8/15/2018	1,000		1,123
5.63%, 5/1/2016	950	1,094		WMG Acquisition Corp
Kentucky Utilities Co				9.50%, 6/15/2016	1,070		1,176
5.13%, 11/1/2040	430	548		9.50%, 6/15/2016(d)	355		389
Mirant Mid Atlantic Pass Through Trust C				11.50%, 10/1/2018	500		554
10.06%, 12/30/2028	2,762	3,067		WMG Holdings Corp
Nevada Power Co				13.75%, 10/1/2019	435		464
5.38%, 9/15/2040	930	1,159					$9,154
Nisource Finance Corp
3.85%, 2/15/2023	2,025	2,077		Environmental Control - 0.21%
5.25%, 2/15/2043	1,185	1,295		Casella Waste Systems Inc
NRG Energy Inc				11.00%, 7/15/2014	34		36
7.38%, 1/15/2017	645	669		Clean Harbors Inc
				5.25%, 8/1/2020(d)	195		201
8.25%, 9/1/2020	1,010	1,088
Oncor Electric Delivery Co LLC				EnergySolutions Inc / EnergySolutions LLC
5.00%, 9/30/2017	880	991		10.75%, 8/15/2018	565		487
5.25%, 9/30/2040	950	1,052		Republic Services Inc
Pacific Gas & Electric Co				3.80%, 5/15/2018	1,215		1,320
4.45%, 4/15/2042	645	738		5.70%, 5/15/2041	495		598
PacifiCorp				Waste Management Inc
3.85%, 6/15/2021	1,680	1,896		7.75%, 5/15/2032	1,445		2,120
4.10%, 2/1/2042	735	806					$4,762
Perusahaan Listrik Negara PT				Food- 0.91%
5.50%, 11/22/2021(d)	400	432
				Aramark Corp
PPL Electric Utilities Corp				8.50%, 2/1/2015	320		328
3.00%, 9/15/2021	465	494		Del Monte Corp
5.20%, 7/15/2041	660	846		7.63%, 2/15/2019	435		432
PPL WEM Holdings PLC				Delhaize Group SA
3.90%, 5/1/2016(d)	2,220	2,314
				5.70%, 10/1/2040	175		146
Progress Energy Inc				Dole Food Co Inc
4.40%, 1/15/2021	800	916		13.88%, 3/15/2014	325		367
Public Service Co of Colorado				Kellogg Co
4.75%, 8/15/2041	1,400	1,712		1.13%, 5/15/2015	1,415		1,428
San Diego Gas & Electric Co				Kraft Foods Group Inc
3.00%, 8/15/2021	2,150	2,329		1.63%, 6/4/2015(d)	590		600
4.30%, 4/1/2042	790	917		2.25%, 6/5/2017(d)	5,255		5,421
Southern California Edison Co				3.50%, 6/6/2022(d)	1,585		1,680
3.90%, 12/1/2041	390	417		5.00%, 6/4/2042(d)	3,010		3,395
4.05%, 3/15/2042	1,610	1,766		Kraft Foods Inc
Star Energy Geothermal Wayang Windu Ltd				6.50%, 11/1/2031	2,135		2,782
11.50%, 2/12/2015	100	108		6.50%, 2/9/2040	2,495		3,431
Virginia Electric and Power Co				Pinnacle Foods Finance LLC / Pinnacle Foods
2.95%, 1/15/2022	3,315	3,529		Finance Corp
		$53,259		9.25%, 4/1/2015	990		1,012
Electronics - 0.14%							$21,022
Rexel SA				Forest Products & Paper - 0.11%
6.13%, 12/15/2019(d)	400	409
				Longview Fibre Paper & Packaging Inc
Thermo Fisher Scientific Inc				8.00%, 6/1/2016(d)	515		532
3.20%, 3/1/2016	1,700	1,813

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Forest Products & Paper (continued)				Home Equity Asset Backed Securities (continued)
Sappi Papier Holding GmbH				Morgan Stanley ABS Capital I
7.50%, 6/15/2032(d)	$830	$676		1.12%, 12/25/2034(f)	$318		$120
8.38%, 6/15/2019(d)	665	682		New Century Home Equity Loan Trust
Verso Paper Holdings LLC / Verso Paper Inc				0.54%, 3/25/2035(f)	85		79
11.75%, 1/15/2019(d)	555	569		Saxon Asset Securities Trust
		$2,459		1.94%, 3/25/2035(f)	282		99
				Specialty Underwriting & Residential
Gas- 0.01%				Finance
Nakilat Inc				1.01%, 2/25/2035(f)	303		268
6.07%, 12/31/2033	200	228					$2,535
Healthcare - Products - 0.33%				Insurance - 1.36%
Angiotech Pharmaceuticals Inc				Aflac Inc
5.00%, 12/1/2013(f)	1,580	1,568		2.65%, 2/15/2017	2,060		2,139
				American International Group Inc
Biomet Inc				3.00%, 3/20/2015	2,195		2,234
10.38%, 10/15/2017	470	503
Covidien International Finance SA				4.25%, 9/15/2014	3,580		3,741
				4.88%, 9/15/2016	4,195		4,527
2.80%, 6/15/2015	1,315	1,375		4.88%, 6/1/2022	1,960		2,087
3.20%, 6/15/2022	1,800	1,919		CNO Financial Group Inc
Hologic Inc				9.00%, 1/15/2018(d)	590		634
6.25%, 8/1/2020(c),(d)	95	100
Kinetic Concepts Inc / KCI USA Inc				Hanover Insurance Group Inc/The
10.50%, 11/1/2018(d)	85	90		6.38%, 6/15/2021	1,905		2,102
				ING US Inc
Medtronic Inc				5.50%, 7/15/2022(d)	4,765		4,862
3.13%, 3/15/2022	635	678
Universal Hospital Services Inc				Liberty Mutual Group Inc
4.11%, 6/1/2015(f)	350	341		6.50%, 5/1/2042(d)	3,045		3,268
				7.00%, 3/15/2037(d),(f)	1,260		1,134
7.63%, 8/15/2020(c),(d)	960	979
				Lincoln National Corp
		$7,553		5.65%, 8/27/2012	865		868
Healthcare - Services - 0.56%				MetLife Capital Trust IV
Centene Corp				7.88%, 12/15/2037(d)	3,200		3,648
5.75%, 6/1/2017	1,375	1,442		XL Group PLC
Cigna Corp				6.50%, 12/31/2049(f)	290		252
5.38%, 2/15/2042	625	710					$31,496
Fresenius Medical Care US Finance II Inc
5.88%, 1/31/2022(d)	485	518		Internet - 0.34%
Fresenius Medical Care US Finance Inc				eBay Inc
6.50%, 9/15/2018(d)	330	368		0.70%, 7/15/2015	2,070		2,078
HCA Inc				1.35%, 7/15/2017	1,885		1,898
6.75%, 7/15/2013	200	210		4.00%, 7/15/2042	560		564
				Equinix Inc
7.25%, 9/15/2020	1,645	1,838		7.00%, 7/15/2021	835		929
8.50%, 4/15/2019	1,660	1,870		Open Solutions Inc
Highmark Inc				9.75%, 2/1/2015(d)	1,035		911
4.75%, 5/15/2021(d)	2,030	2,107
				Zayo Group LLC / Zayo Capital Inc
MultiPlan Inc				8.13%, 1/1/2020(d)	400		423
9.88%, 9/1/2018(d)	1,790	1,967
				10.13%, 7/1/2020(d)	995		1,062
Radnet Management Inc
10.38%, 4/1/2018	795	799					$7,865
Roche Holdings Inc				Investment Companies - 0.03%
7.00%, 3/1/2039(d)	765	1,190		Ajecorp BV
		$13,019		6.50%, 5/14/2022(d)	525		545
				IPIC GMTN Ltd
Holding Companies - Diversified - 0.01%				5.00%, 11/15/2020(d)	250		270
Noble Group Ltd
6.75%, 1/29/2020	285	285					$815
				Iron & Steel - 0.15%
Home Builders - 0.02%				AK Steel Corp
KB Home				8.38%, 4/1/2022	295		249
7.50%, 9/15/2022	390	394		ArcelorMittal
				3.75%, 2/25/2015	2,250		2,275
				6.75%, 3/1/2041	430		401
Home Equity Asset Backed Securities - 0.11%				CSN Resources SA
Countrywide Asset-Backed Certificates				6.50%, 7/21/2020(d)	200		216
5.51%, 8/25/2036	744	735		Evraz Group SA
First NLC Trust				9.50%, 4/24/2018	125		135
0.55%, 9/25/2035(f)	82	82		Gerdau Holdings Inc
0.74%, 5/25/2035(f)	403	173		7.00%, 1/20/2020	270		310
JP Morgan Mortgage Acquisition Corp							$3,586
0.40%, 8/25/2036(f)	1,404	979

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Lodging - 0.43%				Media (continued)
MGM Resorts International				Time Warner Inc
8.63%, 2/1/2019(d)	$770	$815		4.00%, 1/15/2022	$495		$544
9.00%, 3/15/2020	210	234		4.90%, 6/15/2042	415		454
13.00%, 11/15/2013	250	285		7.63%, 4/15/2031	1,050		1,428
10.00%, 11/1/2016	1,280	1,413		Unitymedia Hessen GmbH & Co KG /
Wyndham Worldwide Corp				Unitymedia NRW GmbH
2.95%, 3/1/2017	2,900	2,921		7.50%, 3/15/2019(d)	450		484
5.63%, 3/1/2021	2,380	2,629		8.13%, 12/1/2017(d)	290		315
7.38%, 3/1/2020	1,410	1,696		Univision Communications Inc
		$9,993		6.88%, 5/15/2019(d)	265		276
				7.88%, 11/1/2020(d)	70		75
Machinery - Construction & Mining - 0.10%				8.50%, 5/15/2021(d)	1,950		1,970
Caterpillar Inc				Viacom Inc
1.50%, 6/26/2017	465	473		6.88%, 4/30/2036	1,530		2,093
2.60%, 6/26/2022	1,885	1,958		WideOpenWest Finance LLC /
		$2,431		WideOpenWest Capital Corp
Machinery - Diversified - 0.08%				13.38%, 10/15/2019(d)	1,195		1,168
Deere & Co							$52,462
2.60%, 6/8/2022	1,110	1,149		Mining - 0.55%
3.90%, 6/9/2042	630	680		AngloGold Ashanti Holdings PLC
		$1,829		5.13%, 8/1/2022	1,700		1,745
Media- 2.26%				BHP Billiton Finance USA Ltd
Cablevision Systems Corp				1.13%, 11/21/2014	1,095		1,109
8.00%, 4/15/2020	990	1,096		4.13%, 2/24/2042	1,265		1,405
CBS Corp				FMG Resources August 2006 Pty Ltd
4.85%, 7/1/2042	1,275	1,345		6.88%, 2/1/2018(d)	495		500
5.75%, 4/15/2020	1,640	1,974		7.00%, 11/1/2015(d)	100		103
7.88%, 7/30/2030	60	82		8.25%, 11/1/2019(d)	730		768
Clear Channel Worldwide Holdings Inc				Gold Fields Orogen Holding BVI Ltd
7.63%, 3/15/2020(d)	485	464		4.88%, 10/7/2020(d)	425		415
Comcast Corp				Midwest Vanadium Pty Ltd
3.13%, 7/15/2022	4,045	4,234		11.50%, 2/15/2018(d)	635		425
4.65%, 7/15/2042	1,905	2,088		Rio Tinto Finance USA Ltd
5.70%, 5/15/2018	1,475	1,774		1.88%, 11/2/2015	770		794
6.40%, 5/15/2038	1,005	1,309		Rio Tinto Finance USA PLC
6.50%, 1/15/2017	2,755	3,333		2.00%, 3/22/2017	1,865		1,928
CSC Holdings LLC				4.75%, 3/22/2042	1,045		1,252
6.75%, 11/15/2021(d)	280	305		Southern Copper Corp
8.50%, 4/15/2014	180	199		6.75%, 4/16/2040	440		508
Cumulus Media Holdings Inc				Vale Overseas Ltd
7.75%, 5/1/2019	1,095	1,062		4.38%, 1/11/2022	705		737
DIRECTV Holdings LLC / DIRECTV				4.63%, 9/15/2020	145		155
Financing Co Inc				6.88%, 11/21/2036	525		631
2.40%, 3/15/2017	2,040	2,094		Volcan Cia Minera SAA
3.80%, 3/15/2022	4,025	4,254		5.38%, 2/2/2022(d)	250		269
5.15%, 3/15/2042	530	571					$12,744
DISH DBS Corp				Miscellaneous Manufacturing - 0.38%
4.63%, 7/15/2017(d)	235	239
5.88%, 7/15/2022(d)	715	736		GE Capital Trust I
				6.38%, 11/15/2067	930		976
6.63%, 10/1/2014	300	324		Textron Inc
6.75%, 6/1/2021	1,605	1,756		6.20%, 3/15/2015	1,835		2,020
7.88%, 9/1/2019	1,517	1,764		Tyco Electronics Group SA
Globo Comunicacao e Participacoes SA				1.60%, 2/3/2015	1,265		1,274
4.88%, 4/11/2022(d)	800	867
				3.50%, 2/3/2022	2,610		2,706
Grupo Televisa SAB				6.00%, 10/1/2012	1,740		1,756
6.63%, 3/18/2025	100	127		7.13%, 10/1/2037	105		145
6.63%, 1/15/2040	500	641					$8,877
Nara Cable Funding Ltd
8.88%, 12/1/2018(d)	475	418		Mortgage Backed Securities - 6.02%
NBCUniversal Media LLC				Adjustable Rate Mortgage Trust
5.15%, 4/30/2020	4,070	4,828		0.81%, 6/25/2035(f)	35		35
News America Inc				1.39%, 2/25/2035(f)	175		172
4.50%, 2/15/2021	375	430		Banc of America Merrill Lynch Commercial
6.15%, 2/15/2041	2,080	2,652		Mortgage Inc
Nielsen Finance LLC / Nielsen Finance Co				0.53%, 6/10/2049(d),(f)	1,000		824
11.63%, 2/1/2014	165	188		4.97%, 7/10/2043	1,390		514
Time Warner Cable Inc				5.89%, 7/10/2044	255		290
5.50%, 9/1/2041	800	933		Banc of America Mortgage Securities Inc
5.88%, 11/15/2040	1,300	1,568		2.76%, 9/25/2035(f)	417		406

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
BCRR Trust				Freddie Mac REMICS (continued)
5.86%, 12/15/2043(d)	$2,975	$3,072		6.30%, 8/15/2040(f)	$7,876	$1,325
Citigroup Commercial Mortgage Trust				6.40%, 5/15/2026(f)	5,287	1,023
0.54%, 10/15/2049(f)	45,773	332		6.45%, 3/15/2036(f)	11,233	1,908
Citigroup/Deutsche Bank Commercial				6.90%, 2/15/2018(f)	1,896	109
Mortgage Trust				GE Capital Commercial Mortgage Corp
5.22%, 7/15/2044(f)	2,472	2,764		0.16%, 5/10/2014(f)	10,146	36
5.62%, 10/15/2048	2,440	2,787		Ginnie Mae
Commercial Mortgage Pass Through				5.00%, 10/16/2022(f)	6,916	507
Certificates				6.27%, 1/16/2038(f)	1,078	189
5.54%, 12/11/2049(d),(f)	900	912		6.35%, 12/16/2036(f)	6,647	1,058
5.75%, 6/10/2046(f)	1,941	2,199		6.45%, 7/20/2035(f)	12,124	2,087
6.30%, 7/16/2034(d),(f)	303	303		Greenwich Capital Commercial Funding
Countrywide Asset-Backed Certificates				Corp
0.52%, 1/25/2036(f)	1,986	1,583		5.44%, 3/10/2039(f)	715	808
0.53%, 11/25/2035(f)	107	105		GS Mortgage Securities Corp II
Countrywide Home Loan Mortgage Pass				0.00%, 6/5/2031(a),(c),(d),(e),(f)	3,400	3,489
Through Trust				0.58%, 4/10/2034(d),(f)	16,500	818
5.00%, 4/25/2035	1,225	1,224		2.63%, 5/10/2045(f)	8,000	1,227
Credit Suisse First Boston Mortgage Securities				Impac CMB Trust
Corp				0.50%, 5/25/2037(b),(f)	2,808	2,473
0.78%, 11/15/2037(d),(f)	16,820	241		Indymac Index Mortgage Loan Trust
0.95%, 1/15/2037(d),(f)	19,886	239		0.48%, 4/25/2035(f)	457	311
5.01%, 2/15/2038	2,043	2,219		JP Morgan Chase Commercial Mortgage
5.23%, 12/15/2040(f)	2,775	3,072		Securities Corp
Credit Suisse Mortgage Capital Certificates				0.49%, 2/15/2051(f)	39,136	394
0.17%, 12/15/2039(f)	17,431	262		3.15%, 8/15/2046	2,205	2,364
0.56%, 9/15/2039(d),(f)	57,410	368		3.91%, 5/5/2030(d),(f)	1,515	1,634
5.34%, 12/15/2043(d),(f)	1,545	1,550		5.09%, 9/12/2037(f)	300	79
5.38%, 2/15/2040(d)	6,085	6,387		5.31%, 1/15/2049	165	166
5.47%, 9/15/2039	2,310	2,584		5.36%, 6/12/2041(f)	18	18
5.47%, 9/18/2039(d)	1,575	1,610		5.79%, 12/31/2049(f)	300	351
5.68%, 6/15/2039(f)	1,900	2,088		LB-UBS Commercial Mortgage Trust
5.77%, 9/15/2039(f)	1,825	1,835		0.46%, 2/15/2040(f)	13,089	210
5.81%, 6/15/2038(f)	100	114		0.69%, 7/15/2040(d),(f)	51,926	960
Fannie Mae REMICS				4.36%, 1/15/2029(f)	2,627	2,676
0.45%, 1/25/2023(f)	26	26		4.74%, 7/15/2030	2,782	3,032
0.50%, 11/25/2022(f)	2	2		4.95%, 9/15/2030	2,000	2,199
0.50%, 3/25/2035(f)	175	175		6.24%, 7/17/2040(f)	1,540	838
0.55%, 2/25/2018(f)	44	44		MASTR Asset Securitization Trust
0.55%, 2/25/2032(f)	145	145		5.25%, 11/25/2035	2,000	1,987
5.85%, 4/25/2037(f)	3,450	591		Merrill Lynch Mortgage Investors Inc
6.00%, 5/25/2030	1,291	1,299		0.60%, 8/25/2036(f)	240	97
6.25%, 12/25/2021(f)	3,920	567		Merrill Lynch Mortgage Trust
6.50%, 11/25/2036(f)	4,883	737		5.05%, 7/12/2038	855	948
6.50%, 2/25/2047	980	1,089		Merrill Lynch/Countrywide Commercial
6.82%, 4/25/2039(f)	1,300	1,414		Mortgage Trust
6.85%, 9/25/2031(f)	1,977	110		0.52%, 8/12/2048(f)	38,094	682
6.98%, 8/25/2037(f)	6,497	1,263		0.62%, 12/12/2049(f)	77,912	1,124
7.84%, 3/25/2039(f)	1,310	1,508		Morgan Stanley Capital I Inc
37.54%, 8/25/2035(f)	318	131		5.36%, 3/15/2044(f)	700	789
Fannie Mae Whole Loan				5.60%, 4/12/2049(f)	1,360	1,497
0.45%, 5/25/2035(b),(f)	1,170	1,164		5.60%, 4/12/2049(f)	13,583	14,019
FDIC Structured Sale Guaranteed Notes				Morgan Stanley Reremic Trust
3.00%, 9/30/2019(d),(e)	1,177	1,204		2.50%, 2/23/2051(d),(e)	7,053	7,124
FHLMC Multifamily Structured Pass Through				3.00%, 7/17/2056(d),(e)	1,882	1,889
Certificates				4.97%, 4/16/2040(d)	3,235	3,212
2.22%, 12/25/2018(f)	1,930	2,011		Nomura Asset Acceptance Corp
Freddie Mac REMICS				0.60%, 2/25/2035(f)	30	30
0.55%, 6/15/2018(f)	177	177		RBSCF Trust
0.70%, 6/15/2023(f)	335	336		5.77%, 9/17/2039(d),(f)	400	418
0.85%, 8/15/2018(f)	1,614	1,629		Residential Asset Securitization Trust
3.50%, 3/15/2027(f)	11,550	1,283		5.50%, 2/25/2035	1,189	1,209
4.00%, 9/15/2021	1,345	1,399		Structured Asset Securities Corp
4.50%, 10/15/2035(f)	9,411	1,239		5.00%, 5/25/2035	492	491
5.50%, 6/15/2035	945	954		Wachovia Bank Commercial Mortgage Trust
5.75%, 3/15/2037(f)	3,134	475		0.00%, 12/15/2043(a)	1,960	130
6.12%, 10/15/2037(f)	5,404	873		0.45%, 12/15/2043(d),(f)	1,750	1,354
6.25%, 7/15/2041(f)	1,741	430		5.12%, 7/15/2042	2,345	2,593

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Mortgage Backed Securities (continued)				Oil & Gas (continued)
Wachovia Bank Commercial Mortgage Trust				Lukoil International Finance BV
(continued)				7.25%, 11/5/2019(d)	$455		$528
5.22%, 10/15/2044(f)	$1,581	$1,760		Nabors Industries Inc
5.25%, 12/15/2043	1,856	1,891		5.00%, 9/15/2020	850		929
5.68%, 5/15/2046(f)	250	290		National JSC Naftogaz of Ukraine
WaMu Mortgage Pass Through Certificates				9.50%, 9/30/2014	365		362
2.45%, 12/25/2035(f)	638	630		Nexen Inc
2.47%, 5/25/2035(f)	19	19		6.40%, 5/15/2037	1,825		2,317
Wells Fargo Mortgage Backed Securities				Novatek OAO via Novatek Finance Ltd
Trust				6.60%, 2/3/2021(d)	200		231
2.72%, 10/25/2035(f)	744	701		Occidental Petroleum Corp
		$139,539		1.50%, 2/15/2018	990		1,006
				1.75%, 2/15/2017	1,170		1,206
Office & Business Equipment - 0.08%				2.70%, 2/15/2023	660		685
Xerox Corp				OGX Austria GmbH
6.75%, 2/1/2017	1,500	1,754		8.50%, 6/1/2018(d)	205		181
				Pacific Rubiales Energy Corp
Oil & Gas - 2.77%				7.25%, 12/12/2021(d)	215		242
Afren PLC				PDC Energy Inc
10.25%, 4/8/2019(d)	200	213		12.00%, 2/15/2018	1,420		1,505
Anadarko Petroleum Corp				Petrobras International Finance Co - Pifco
5.95%, 9/15/2016	3,080	3,564		5.38%, 1/27/2021	1,950		2,181
6.20%, 3/15/2040	1,275	1,583		6.88%, 1/20/2040	295		374
Antero Resources Finance Corp				Petro-Canada
7.25%, 8/1/2019	710	754		5.95%, 5/15/2035	1,830		2,217
Apache Corp				Petroleos de Venezuela SA
1.75%, 4/15/2017	2,850	2,939		4.90%, 10/28/2014	534		467
4.75%, 4/15/2043	540	638		5.25%, 4/12/2017	900		654
BP Capital Markets PLC				5.38%, 4/12/2027	1,010		591
3.13%, 10/1/2015	1,415	1,513		Petroleos Mexicanos
3.63%, 5/8/2014	195	205		4.88%, 1/24/2022(d)	1,145		1,291
Canadian Natural Resources Ltd				5.50%, 1/21/2021	695		810
5.70%, 5/15/2017	1,405	1,664		Phillips 66
Carrizo Oil & Gas Inc				1.95%, 3/5/2015(d)	1,450		1,474
8.63%, 10/15/2018	775	839		Precision Drilling Corp
Chaparral Energy Inc				6.50%, 12/15/2021	310		322
9.88%, 10/1/2020	1,300	1,472		6.63%, 11/15/2020	840		876
Chesapeake Energy Corp				Reliance Holdings USA Inc
6.13%, 2/15/2021	1,215	1,188		6.25%, 10/19/2040	250		261
Concho Resources Inc				Rowan Cos Inc
7.00%, 1/15/2021	730	801		4.88%, 6/1/2022	1,275		1,328
ConocoPhillips				Statoil ASA
5.75%, 2/1/2019	500	619		1.80%, 11/23/2016	2,380		2,457
ConocoPhillips Holding Co				Total Capital International SA
6.95%, 4/15/2029	535	770		1.50%, 2/17/2017	1,495		1,518
Devon Energy Corp				1.55%, 6/28/2017	2,650		2,694
1.88%, 5/15/2017	1,375	1,399		Transocean Inc
2.40%, 7/15/2016	15	16		5.05%, 12/15/2016	2,100		2,325
4.75%, 5/15/2042	500	563		6.00%, 3/15/2018	110		127
Dolphin Energy Ltd				6.38%, 12/15/2021	3,320		3,994
5.50%, 12/15/2021(d)	200	224		Venoco Inc
Ecopetrol SA				11.50%, 10/1/2017	865		910
7.63%, 7/23/2019	500	648					$64,228
EP Energy LLC / EP Energy Finance Inc
6.88%, 5/1/2019(d)	395	422		Oil & Gas Services - 0.31%
9.38%, 5/1/2020(d)	710	764		Cameron International Corp
Gazprom OAO Via Gaz Capital SA				1.60%, 4/30/2015	2,165		2,183
4.95%, 7/19/2022(d)	1,200	1,247		4.50%, 6/1/2021	1,055		1,154
				7.00%, 7/15/2038	1,055		1,413
6.51%, 3/7/2022	670	778		Cie Generale de Geophysique - Veritas
Hilcorp Energy I LP / Hilcorp Finance Co
7.63%, 4/15/2021(d)	905	986		9.50%, 5/15/2016	185		202
8.00%, 2/15/2020(d)	345	380		Weatherford International Ltd/Bermuda
KazMunayGas National Co				4.50%, 4/15/2022	735		769
7.00%, 5/5/2020	770	905		5.95%, 4/15/2042	1,125		1,207
Kodiak Oil & Gas Corp				6.75%, 9/15/2040	125		144
8.13%, 12/1/2019(d)	590	628					$7,072
Linn Energy LLC / Linn Energy Finance				Other Asset Backed Securities - 1.50%
Corp				Carrington Mortgage Loan Trust
7.75%, 2/1/2021	420	443		0.53%, 12/25/2035(f)	6,172		6,023

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Other Asset Backed Securities (continued)				Pipelines - 1.14%
Chase Funding Mortgage Loan Asset-Backed				Chesapeake Midstream Partners LP / CHKM
Certificates				Finance Corp
0.71%, 12/25/2033(f)	$24	$22		5.88%, 4/15/2021	$358		$357
0.85%, 7/25/2033(f)	1,389	1,195		El Paso LLC
Countrywide Asset-Backed Certificates				7.75%, 1/15/2032	975		1,142
0.41%, 2/25/2037(f)	7,775	7,179		El Paso Pipeline Partners Operating Co LLC
0.77%, 6/25/2035(f)	1,187	1,111		5.00%, 10/1/2021	1,750		1,909
1.85%, 1/25/2034(f)	28	19		Energy Transfer Equity LP
GE Dealer Floorplan Master Note Trust				7.50%, 10/15/2020	585		668
0.85%, 7/20/2016(f)	10,000	10,040		Energy Transfer Partners LP
Great America Leasing Receivables				6.05%, 6/1/2041	1,060		1,155
1.66%, 4/17/2017(d)	2,000	2,022		6.50%, 2/1/2042	555		632
JP Morgan Mortgage Acquisition Corp				Enterprise Products Operating LLC
0.33%, 3/25/2037(f)	317	315		4.85%, 8/15/2042	2,365		2,550
0.40%, 3/25/2037(f)	3,820	3,002		6.45%, 9/1/2040	5		6
5.45%, 11/25/2036	1,393	1,390		8.38%, 8/1/2066	3,115		3,411
Long Beach Mortgage Loan Trust				Kinder Morgan Energy Partners LP
1.00%, 2/25/2035(f)	825	815		5.30%, 9/15/2020	1,070		1,218
Marriott Vacation Club Owner Trust				5.63%, 9/1/2041	1,130		1,260
5.52%, 5/20/2029(d),(f)	495	515		MarkWest Energy Partners LP / MarkWest
MSDWCC Heloc Trust				Energy Finance Corp
0.44%, 7/25/2017(f)	344	285		6.25%, 6/15/2022	1,010		1,058
Popular ABS Mortgage Pass-Through Trust				6.50%, 8/15/2021	210		221
0.52%, 5/25/2035(f)	1,367	873		NGPL PipeCo LLC
		$34,806		9.63%, 6/1/2019(d)	2,640		2,871
				ONEOK Partners LP
Packaging & Containers - 0.09%				3.25%, 2/1/2016	2,380		2,501
Crown Cork & Seal Co Inc				Regency Energy Partners LP / Regency Energy
7.38%, 12/15/2026	705	756		Finance Corp
Exopack Holding Corp				6.88%, 12/1/2018	840		899
10.00%, 6/1/2018	795	779		9.38%, 6/1/2016	958		1,056
Plastipak Holdings Inc				TransCanada PipeLines Ltd
8.50%, 12/15/2015(d)	150	155
				2.50%, 8/1/2022(c)	2,185		2,200
10.63%, 8/15/2019(d)	270	307
				Transportadora de Gas Internacional SA ESP
		$1,997		5.70%, 3/20/2022(d)	300		314
Pharmaceuticals - 1.52%				Western Gas Partners LP
AmerisourceBergen Corp				4.00%, 7/1/2022	1,000		1,016
5.63%, 9/15/2012	200	201					$26,444
Endo Health Solutions Inc				Real Estate - 0.01%
7.25%, 1/15/2022	775	858		Atlantic Finance Ltd
Express Scripts Holding Co				10.75%, 5/27/2014(f)	110		121
2.75%, 11/21/2014(d)	2,305	2,376
3.50%, 11/15/2016(d)	5,145	5,457
3.90%, 2/15/2022(d)	2,580	2,774		REITS- 0.81%
6.13%, 11/15/2041(d)	1,875	2,480		DDR Corp
GlaxoSmithKline Capital Inc				4.63%, 7/15/2022	1,205		1,229
5.38%, 4/15/2034	1,670	2,108		4.75%, 4/15/2018	2,865		3,049
GlaxoSmithKline Capital PLC				DuPont Fabros Technology LP
0.75%, 5/8/2015	2,700	2,712		8.50%, 12/15/2017	775		854
1.50%, 5/8/2017	1,385	1,413		HCP Inc
2.85%, 5/8/2022	1,085	1,138		3.15%, 8/1/2022	5,435		5,371
McKesson Corp				3.75%, 2/1/2019	4,200		4,390
3.25%, 3/1/2016	730	787		iStar Financial Inc
Merck & Co Inc				9.00%, 6/1/2017(d)	490		497
5.95%, 12/1/2028	840	1,128		Rayonier Inc
6.50%, 12/1/2033(f)	1,095	1,657		3.75%, 4/1/2022	1,530		1,583
Takeda Pharmaceutical Co Ltd				Simon Property Group LP
1.63%, 3/17/2017(d)	2,955	2,975		4.75%, 3/15/2042	1,660		1,852
Teva Pharmaceutical Finance Co BV							$18,825
2.40%, 11/10/2016	1,935	2,032
3.65%, 11/10/2021	1,100	1,198		Retail - 0.76%
Watson Pharmaceuticals Inc				AmeriGas Finance LLC/AmeriGas Finance
				Corp
5.00%, 8/15/2014	1,980	2,113		6.75%, 5/20/2020	195		206
Wyeth LLC
5.95%, 4/1/2037	755	1,056		AmeriGas Partners LP/AmeriGas Finance
				Corp
6.00%, 2/15/2036	565	783		6.25%, 8/20/2019	570		587
		$35,246		AutoNation Inc
				5.50%, 2/1/2020	225		236

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)
Retail (continued)					Sovereign (continued)
CVS Caremark Corp					Finland Government Bond
3.25%, 5/18/2015		$1,105	$1,175		4.25%, 7/4/2015	EUR	30	$41
5.75%, 5/15/2041		1,120	1,435		France Government Bond OAT
6.60%, 3/15/2019		1,170	1,495		3.50%, 4/25/2026		55	75
CVS Pass-Through Trust					3.75%, 4/25/2021		85	120
5.77%, 1/10/2033(d)		1,568	1,789		4.50%, 4/25/2041		25	39
5.93%, 1/10/2034(d)		1,182	1,367		French Treasury Note BTAN
7.51%, 1/10/2032(d)		323	416		1.75%, 2/25/2017		65	84
Lowe's Cos Inc					Hungary Government International Bond
4.65%, 4/15/2042		80	92		4.75%, 2/3/2015		$230	227
Macy's Retail Holdings Inc					Indonesia Government International Bond
5.75%, 7/15/2014		875	949		3.75%, 4/25/2022(d)		300	314
5.90%, 12/1/2016		1,265	1,477		4.88%, 5/5/2021		1,340	1,521
6.90%, 4/1/2029		145	178		5.25%, 1/17/2042		300	339
Neiman Marcus Group Inc/The					Italy Buoni Poliennali Del Tesoro
10.38%, 10/15/2015		250	259		3.50%, 6/1/2014	EUR	65	79
Nordstrom Inc					4.25%, 3/1/2020		85	95
6.25%, 1/15/2018		1,480	1,791		4.50%, 3/1/2026		30	31
Rite Aid Corp					5.00%, 3/1/2022		35	40
9.75%, 6/12/2016		1,045	1,152		5.00%, 9/1/2040		15	15
Sally Holdings LLC / Sally Capital Inc					6.00%, 5/1/2031		20	23
5.75%, 6/1/2022		335	358		Japan Government Ten Year Bond
Suburban Propane Partners LP/Suburban					0.80%, 9/20/2020	JPY	7,000	91
Energy Finance Corp					1.40%, 6/20/2019		6,000	82
7.38%, 3/15/2020		520	546		1.50%, 12/20/2017		40,000	546
Wal-Mart Stores Inc					1.70%, 3/20/2017		31,000	425
5.00%, 10/25/2040		1,665	2,121		Japan Government Thirty Year Bond
			$17,629		2.00%, 9/20/2040		8,500	113
					2.30%, 12/20/2035		8,000	114
Savings & Loans - 0.12%					Japan Government Twenty Year Bond
Santander Holdings USA Inc/PA					1.60%, 6/20/2030		2,500	32
4.63%, 4/19/2016		2,745	2,722		1.90%, 3/20/2024		21,200	299
					Lithuania Government International Bond
Semiconductors - 0.05%					5.13%, 9/14/2017		$180	195
Jazz Technologies Inc					Mexican Bonos
8.00%, 6/30/2015		1,471	1,125		6.00%, 6/18/2015(f)	MXN	6	47
					7.75%, 12/14/2017(f)		600	51
					8.00%, 6/11/2020(f)		390	35
Software - 0.14%					Mexico Government International Bond
Oracle Corp					3.63%, 3/15/2022		$690	761
5.38%, 7/15/2040		1,615	2,128		4.75%, 3/8/2044		1,750	2,021
6.13%, 7/8/2039		475	674		5.63%, 1/15/2017		386	453
Serena Software Inc					Netherlands Government Bond
10.38%, 3/15/2016		390	402		2.25%, 7/15/2022(d)	EUR	65	84
			$3,204		4.00%, 7/15/2018(d)		15	22
Sovereign - 0.88%					Panama Government International Bond
Australia Government Bond					5.20%, 1/30/2020		$400	476
5.75%, 5/15/2021	AUD	20	26		Poland Government Bond
Austria Government Bond					5.50%, 4/25/2015	PLN	22	7
4.65%, 1/15/2018(d)	EUR	85	125		5.75%, 4/25/2014		95	29
Belgium Government Bond					Russian Foreign Bond - Eurobond
3.00%, 9/28/2019		60	78		7.50%, 3/31/2030(f)		$2,415	2,998
3.50%, 3/28/2015		140	185		South Africa Government International Bond
4.25%, 9/28/2021		35	49		5.50%, 3/9/2020		525	625
Brazilian Government International Bond					Spain Government Bond
8.00%, 1/15/2018		$917	1,086		3.40%, 4/30/2014	EUR	30	36
Bundesrepublik Deutschland					4.25%, 10/31/2016		30	34
3.50%, 7/4/2019	EUR	60	88		4.65%, 7/30/2025		55	55
4.00%, 1/4/2018		5	7		5.50%, 4/30/2021		10	11
4.75%, 7/4/2028		25	43		Sweden Government Bond
Canadian Government Bond					4.25%, 3/12/2019	SEK	120	21
2.00%, 12/1/2014	CAD	50	51		6.75%, 5/5/2014		70	11
5.75%, 6/1/2033		25	39		Switzerland Government Bond
Croatia Government International Bond					3.75%, 6/10/2015	CHF	12	14
6.75%, 11/5/2019		$150	158		Turkey Government International Bond
Denmark Government Bond					5.63%, 3/30/2021		$560	634
4.00%, 11/15/2017	DKK	160	32		6.88%, 3/17/2036		845	1,078
Export Credit Bank of Turkey					7.25%, 3/15/2015		820	911
5.88%, 4/24/2019(d)		$600	650

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Sovereign (continued)					Telecommunications (continued)
Ukraine Government International Bond					MTS International Funding Ltd
9.25%, 7/24/2017(d)		$300	$298		8.63%, 6/22/2020(d)	$310	$360
United Kingdom Gilt					Nextel Communications Inc
2.25%, 3/7/2014	GBP	45	73		7.38%, 8/1/2015	1,250	1,259
2.75%, 1/22/2015		20	33		NII Capital Corp
4.25%, 12/7/2040		35	70		7.63%, 4/1/2021	920	704
4.75%, 12/7/2030		35	74		10.00%, 8/15/2016	335	337
5.00%, 3/7/2025		35	74		Qtel International Finance Ltd
Venezuela Government International Bond					4.75%, 2/16/2021	250	275
5.75%, 2/26/2016		$557	490		Qwest Corp
9.25%, 9/15/2027		655	541		6.75%, 12/1/2021	1,860	2,170
Vnesheconombank Via VEB Finance PLC					SBA Tower Trust
6.03%, 7/5/2022(d)		600	653		4.25%, 4/15/2040(d)	2,490	2,600
			$20,277		Sprint Nextel Corp
					7.00%, 3/1/2020(d)	480	523
Student Loan Asset Backed Securities - 1.00%					9.00%, 11/15/2018(d)	1,445	1,687
SLM Student Loan Trust					9.13%, 3/1/2017(d)	825	918
1.00%, 10/25/2017(f)		2,481	2,496
1.35%, 10/25/2017(f)		812	822		Telefonica Emisiones SAU
					0.80%, 2/4/2013(f)	2,075	2,045
1.35%, 12/15/2021(d),(f)		8,703	8,733
1.35%, 8/15/2023(d),(f)		6,982	6,994		3.73%, 4/27/2015	2,540	2,389
1.55%, 10/25/2016(f)		1,458	1,471		Telemar Norte Leste SA
2.17%, 8/15/2016(d),(f)		2,615	2,623		5.50%, 10/23/2020	100	103
					UPCB Finance V Ltd
			$23,139		7.25%, 11/15/2021(d)	400	426
Telecommunications - 2.12%					UPCB Finance VI Ltd
America Movil SAB de CV					6.88%, 1/15/2022(d)	690	718
3.13%, 7/16/2022		500	514		Verizon Communications Inc
AT&T Inc					2.00%, 11/1/2016	510	531
1.60%, 2/15/2017		2,160	2,208		6.25%, 4/1/2037	705	949
1.70%, 6/1/2017		5,415	5,563		Verizon Global Funding Corp
3.00%, 2/15/2022		1,810	1,911		7.75%, 12/1/2030	140	210
5.55%, 8/15/2041		485	616		Vimpel Communications Via VIP Finance
6.15%, 9/15/2034		1,475	1,889		Ireland Ltd OJSC
Brasil Telecom SA					9.13%, 4/30/2018(d)	200	218
5.75%, 2/10/2022(d)		400	411		VimpelCom Holdings BV
CenturyLink Inc					7.50%, 3/1/2022	250	244
7.65%, 3/15/2042		530	544		Virgin Media Finance PLC
Cincinnati Bell Inc					5.25%, 2/15/2022	190	197
7.00%, 2/15/2015		200	202		Wind Acquisition Finance SA
Cisco Systems Inc					11.75%, 7/15/2017(d)	325	270
5.90%, 2/15/2039		750	1,042		Wind Acquisition Holdings Finance SA
Clearwire Communications LLC/Clearwire					12.25%, PIK 12.25%, 7/15/2017(d),(g)	1,361	857
Finance Inc							$49,071
12.00%, 12/1/2015(d)		805	761
					Transportation - 0.78%
Deutsche Telekom International Finance BV					Canadian National Railway Co
2.25%, 3/6/2017(d)		1,750	1,769
					1.45%, 12/15/2016	215	217
Digicel Group Ltd					CSX Corp
9.13%, 1/15/2015(d)		1,600	1,628
					4.25%, 6/1/2021	1,400	1,579
Digicel Ltd					4.75%, 5/30/2042	1,860	2,058
8.25%, 9/1/2017(d)		300	314
12.00%, 4/1/2014(d)		615	684		5.50%, 4/15/2041	1,070	1,305
					6.25%, 3/15/2018	1,185	1,441
Eileme 2 AB					7.38%, 2/1/2019	964	1,247
11.63%, 1/31/2020(d)		1,080	1,134
					JSC Georgian Railway
Goodman Networks Inc					7.75%, 7/11/2022(d)	590	618
12.13%, 7/1/2018(d)		325	343
					Kansas City Southern de Mexico SA de CV
GTP Acquisition Partners I LLC					6.13%, 6/15/2021	1,704	1,900
4.35%, 6/15/2041(d)		760	795
					8.00%, 2/1/2018	350	391
Intelsat Jackson Holdings SA					Navios Maritime Acquisition Corp / Navios
7.25%, 10/15/2020		340	363		Acquisition Finance US Inc
7.25%, 10/15/2020(d)		390	414
					8.63%, 11/1/2017	900	844
11.25%, 6/15/2016		164	173		Navios Maritime Holdings Inc / Navios
Intelsat Luxembourg SA					Maritime Finance US Inc
11.50%, 2/4/2017		3,883	4,039		8.88%, 11/1/2017	775	783
11.25%, 2/4/2017		65	68		Norfolk Southern Corp
Level 3 Communications Inc					4.84%, 10/1/2041	850	993
11.88%, 2/1/2019		99	110		PHI Inc
Level 3 Financing Inc					8.63%, 10/15/2018	540	557
8.13%, 7/1/2019		770	810		Ship Finance International Ltd
10.00%, 2/1/2018		710	776		8.50%, 12/15/2013	1,455	1,448

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2012 (unaudited)

	Principal			SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000's)	Value(000	's)	(continued)	Amount (000's)	Value	(000	's)
Transportation (continued)				Entertainment - 0.11%
Swift Services Holdings Inc				CCM Merger Inc, Term Loan B
10.00%, 11/15/2018	$1,420	$1,544		6.00%, 2/1/2017(f)	$1,640		$1,621
Transnet SOC Ltd				Summit Entertainment LLC, Term Loan B
4.00%, 7/26/2022(d)	1,200	1,197		6.75%, 9/7/2016(f)	796		793
		$18,122					$2,414
TOTAL BONDS		$1,174,990		Food- 0.03%
SENIOR FLOATING RATE INTERESTS -	Principal			Pinnacle Foods Finance LLC / Pinnacle Foods
1.58%	Amount (000's)	Value(000	's)	Finance Corp, Term Loan D-NEW
Advertising - 0.02%				4.75%, 9/29/2018(f)	559		556
Getty Images Inc, Term Loan				Pinnacle Foods Finance LLC, Term Loan B-
5.25%, 11/3/2016(f)	$513	$515		OLD
				3.97%, 4/2/2014(f)	198		198
Automobile Manufacturers - 0.03%							$754
Chrysler Group LLC, Term Loan B				Forest Products & Paper - 0.09%
6.00%, 5/30/2017(f)	566	574		Exopack LLC, Term Loan B
				6.50%, 5/6/2017(f)	822		819
				NewPage Corp, DIP Term Loan
Automobile Parts & Equipment - 0.05%				8.00%, 3/8/2013(f)	1,275		1,287
Schaeffler AG, Term Loan C2
6.00%, 2/14/2017(f)	1,025	1,027					$2,106
				Healthcare - Products - 0.02%
Beverages - 0.06%				BSN Medical GmbH & Co KG, Term Loan B1
Constellation Brands Inc, Bridge Loan A
				0.00%, 7/15/2019(f),(h)	180		180
0.00%, 6/28/2020(e),(f),(h),(i)	1,500	1,500
				Hologic Inc, Term Loan B
				0.00%, 4/29/2019(f),(h)	85		86
Chemicals - 0.09%				Kinetic Concepts Inc, Term Loan B1
AZ Chem US Inc, Term Loan B				7.00%, 4/20/2018(f)	154		156
7.25%, 12/6/2017(f)	387	387					$422
Ineos US Finance LLC, Term Loan
6.50%, 4/27/2018(f)	1,117	1,094		Healthcare - Services - 0.07%
Taminco Global Chemical Corp, Term Loan				Aurora Diagnostics LLC, Term Loan B
5.25%, 5/31/2019(f)	648	648		6.25%, 4/20/2016(f)	276		273
		$2,129		HCA Inc, Term Loan B3
				3.50%, 5/1/2018(f)	410		403
Commercial Services - 0.02%				MultiPlan Inc, Term Loan B-NEW
Interactive Data Corp, Term Loan				4.75%, 8/26/2017(f)	415		412
4.50%, 2/11/2018(f)	445	446		Radnet Management Inc, Term Loan B
				5.75%, 4/6/2016(f)	532		526
Computers - 0.01%							$1,614
Spansion LLC, Term Loan B-EXIT				Insurance - 0.14%
4.75%, 2/9/2015(f)	217	218		Asurion LLC, Term Loan
				9.00%, 5/10/2019(f)	682		706
Consumer Products - 0.02%				Asurion LLC, Term Loan B
				5.50%, 5/10/2018(f)	1,462		1,457
Reynolds Group Holdings Inc, Term Loan C
6.50%, 8/9/2018(f)	515	522		CNO Financial Group Inc, Term Loan B1
				6.25%, 9/30/2016(f)	382		382
				Lone Star Intermediate Super Holdings LLC,
Diversified Financial Services - 0.07%				Term Loan
Nuveen Investments Inc, Term Loan				11.00%, 8/16/2019(f)	630		668
8.25%, 2/23/2019(f)	600	603					$3,213
Nuveen Investments Inc, Term Loan EXT-
OLD				Internet - 0.07%
5.96%, 5/13/2017(f)	487	484		Open Solutions Inc, Term Loan B
Springleaf Financial Funding Co, Term Loan				2.58%, 1/23/2014(f)	933		889
NEW				Zayo Group LLC, Term Loan B
5.50%, 5/28/2017(f)	535	511		7.12%, 6/15/2019(f)	810		819
		$1,598					$1,708
Electric - 0.12%				Lodging - 0.12%
Dynegy Power LLC, Term Loan				Ameristar Casinos Inc, Term Loan B
9.25%, 8/5/2016(f)	1,082	1,123		4.00%, 4/16/2018(f)	181		182
NRG Energy Inc, Term Loan B				Caesars Entertainment Operating Co Inc, Term
4.00%, 5/5/2018(f)	446	446		Loan B6
Texas Competitive Electric Holdings Co LLC,				5.49%, 1/28/2018(f)	2,938		2,580
Term Loan NON-EXT							$2,762
3.75%, 10/10/2014(f)	1,753	1,220
		$2,789

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2012 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)
Machinery - Diversified - 0.03%			Telecommunications - 0.07%
Edwards Cayman Islands II Ltd, Term Loan			Intelsat Jackson Holdings SA, Term Loan
5.50%, 5/31/2016(f)	$645	$642	3.25%, 2/1/2014(f)	$885	$871
			Intelsat Jackson Holdings SA, Term Loan B-
			NEW
Media- 0.10%			5.25%, 4/6/2018(f)	94	94
Cumulus Media Holdings Inc, Term Loan
7.50%, 1/14/2019(f)	230	231	Level 3 Financing Inc, Term Loan A-OLD
			2.61%, 3/13/2014(f)	330	329
Cumulus Media Holdings Inc, Term Loan B
5.75%, 6/15/2018(f)	254	254	UPC Financing Partnership, Term Loan AB
			4.75%, 12/31/2017(f)	390	389
Kabel Deutschland Vertrieb und Service
GmbH, Term Loan F					$1,683
4.25%, 1/30/2019(f)	380	379	TOTAL SENIOR FLOATING RATE INTERESTS		$36,668
Univision Communications Inc, Term Loan B-			U.S. GOVERNMENT & GOVERNMENT	Principal
NONEXT			AGENCY OBLIGATIONS - 50.07%	Amount (000's)	Value(000	's)
2.25%, 9/29/2014(f)	109	106	Federal Home Loan Mortgage Corporation (FHLMC) - 5.33%
Univision Communications Inc, Term Loan
			2.36%, 12/1/2035(f)	$78	$84
EXT 4.50%, 3/31/2017(f)	1,073	1,027	2.49%, 1/1/2034(f)	135	144
			2.82%, 5/1/2037(f)	422	454
WideOpenWest Finance LLC, Term Loan
6.25%, 7/12/2018(f)	405	401	3.50%, 4/1/2042	21,467	23,076
			3.50%, 8/1/2042(j)	7,000	7,411
		$2,398
			4.00%, 10/1/2041	3,180	3,407
Oil & Gas - 0.03%			4.50%, 4/1/2031	5,482	6,036
EP Energy LLC, Term Loan			4.50%, 6/1/2040	2,946	3,300
6.50%, 4/10/2018(f)	725	733	4.50%, 8/1/2040	427	473
			4.50%, 1/1/2041	6,158	6,899
Packaging & Containers - 0.00%			4.50%, 4/1/2041	18,425	19,869
Consolidated Container Co LLC, Term Loan			5.00%, 3/1/2018	1,174	1,263
B			5.00%, 5/1/2018	790	853
6.25%, 6/15/2019(f)	90	90	5.00%, 10/1/2018	605	654
			5.00%, 1/1/2019	861	931
			5.00%, 6/1/2031	3,045	3,306
Pharmaceuticals - 0.03%			5.00%, 12/1/2038	984	1,066
Grifols Inc, Term Loan B			5.00%, 2/1/2039	5,397	5,850
4.50%, 6/1/2017(f)	512	510	5.00%, 8/1/2040	6,299	6,936
NBTY Inc, Term Loan B1			5.10%, 7/1/2034(f)	55	59
4.25%, 10/1/2017(f)	227	227	5.50%, 3/1/2018	248	272
		$737	5.50%, 8/1/2023	2,061	2,252
			5.50%, 6/1/2024	289	319
Pipelines - 0.04%			5.50%, 4/1/2033	119	131
NGPL PipeCo LLC, Term Loan B
6.75%, 5/4/2017(f)	915	902	5.50%, 5/1/2033	320	352
			5.50%, 10/1/2033	251	279
			5.50%, 12/1/2033	2,207	2,454
REITS- 0.03%			5.50%, 11/1/2036	2,320	2,564
iStar Financial Inc, Term Loan A1			5.50%, 4/1/2038	1,294	1,421
5.25%, 6/28/2013(f)	192	192	5.50%, 8/1/2038	1,614	1,807
iStar Financial Inc, Term Loan A2			5.50%, 3/1/2040	2,566	2,836
7.00%, 6/30/2014(f)	525	524	6.00%, 7/1/2017	50	54
		$716	6.00%, 3/1/2022	198	217
			6.00%, 7/1/2023	821	906
Retail - 0.09%			6.00%, 6/1/2028	11	12
DineEquity Inc, Term Loan B1			6.00%, 1/1/2029	4	4
4.27%, 10/19/2017(f)	448	448
			6.00%, 3/1/2031	25	28
Dollar General Corp, Term Loan B2			6.00%, 4/1/2031	3	3
2.99%, 7/6/2014(f)	250	250
			6.00%, 12/1/2031	153	172
Dunkin' Brands Inc, Term Loan B			6.00%, 12/1/2032	149	167
4.00%, 11/23/2017(f)	487	484
			6.00%, 2/1/2033	244	274
Neiman Marcus Group Inc/The, Term Loan			6.00%, 12/1/2033	194	218
4.75%, 4/25/2018(f)	525	521
			6.00%, 10/1/2036(f)	1,598	1,777
OSI Restaurant Partners LLC, Synthetic Term			6.00%, 12/1/2037(f)	2,457	2,732
Loan			6.00%, 1/1/2038(f)	262	291
0.06%, 6/14/2013(f)	22	22
			6.00%, 1/1/2038	1,532	1,710
OSI Restaurant Partners LLC, Term Loan			6.00%, 7/1/2038	6,209	6,922
2.56%, 6/14/2014(f)	224	221
			6.50%, 6/1/2017	131	141
		$1,946	6.50%, 3/1/2029	21	24
Semiconductors - 0.02%			6.50%, 3/1/2029	3	4
Freescale Semiconductor Inc, Term Loan B1			6.50%, 5/1/2029	34	40
4.51%, 11/29/2013(f)	543	510	6.50%, 4/1/2031	16	19
			6.50%, 6/1/2031	1	2
			6.50%, 9/1/2031	12	14

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)(continued)				Federal National Mortgage Association (FNMA) (continued)
				5.50%, 10/1/2017	$86		$94
6.50%, 2/1/2032	$17	$20		5.50%, 6/1/2020	1,653		1,812
6.50%, 2/1/2032	10	12		5.50%, 9/1/2020	1,721		1,888
6.50%, 5/1/2032	41	47		5.50%, 2/1/2023	178		197
6.50%, 4/1/2035	415	473
6.50%, 10/1/2035	200	228		5.50%, 6/1/2023	681		753
				5.50%, 7/1/2023	14		15
7.00%, 12/1/2029	16	19		5.50%, 7/1/2033	695		769
7.00%, 6/1/2030	26	31
7.00%, 12/1/2030	20	24		5.50%, 9/1/2033	731		808
				5.50%, 8/1/2036	5,550		6,122
7.00%, 6/1/2031	1	1		5.50%, 2/1/2037	417		463
7.00%, 9/1/2031	5	6
7.50%, 9/1/2030	4	5		5.50%, 4/1/2038	15,092		16,760
				5.50%, 12/1/2038	6,952		7,735
7.50%, 9/1/2030	5	6		5.50%, 1/1/2040	2,961		3,279
7.50%, 12/1/2030	1	1
7.50%, 1/1/2031	29	35		5.50%, 5/1/2040	2,140		2,361
				5.50%, 5/1/2040	2,301		2,548
7.50%, 3/1/2031	8	10		6.00%, 10/1/2021	1,080		1,198
7.50%, 2/1/2032	15	19		6.00%, 2/1/2023	71		79
8.00%, 9/1/2030	119	136		6.00%, 2/1/2038(f)	3,577		3,946
		$123,562		6.00%, 5/1/2038	1,301		1,455
Federal National Mortgage Association (FNMA) - 16.72%				6.00%, 5/1/2038	738		825
2.05%, 10/1/2034(f)	293	308		6.00%, 8/1/2038	1,137		1,277
2.27%, 1/1/2033(f)	222	235		6.00%, 8/1/2038	2,903		3,260
2.36%, 8/1/2035(f)	29	31		6.00%, 12/1/2038	8,668		9,687
2.36%, 9/1/2038(f)	3,639	3,858		6.02%, 12/1/2036(f)	1,812		1,958
2.46%, 7/1/2033(f)	1,896	2,013		6.50%, 7/1/2016	6		6
2.47%, 12/1/2032(f)	232	247		6.50%, 2/1/2017	18		20
2.50%, 8/1/2027(j)	16,000	16,645		6.50%, 3/1/2017	11		12
2.50%, 7/1/2034(f)	555	592		6.50%, 4/1/2017	4		4
2.51%, 8/1/2035(f)	389	414		6.50%, 8/1/2017	138		150
2.68%, 4/1/2036(f)	403	431		6.50%, 5/1/2022	20		22
2.72%, 2/1/2036(f)	40	40		6.50%, 12/1/2031	9		10
2.74%, 3/1/2035(f)	5,880	6,294		6.50%, 2/1/2032	11		12
2.80%, 3/1/2035(f)	479	511		6.50%, 2/1/2032	9		11
3.00%, 8/1/2025(j)	35,300	37,214		6.50%, 4/1/2032	16		19
3.00%, 4/1/2033(f)	327	348		6.50%, 6/1/2032	4		5
3.35%, 4/1/2041(f)	3,151	3,331		6.50%, 8/1/2032	71		83
3.50%, 8/1/2025(j)	1,950	2,073		6.50%, 7/1/2037	1,815		2,077
3.50%, 12/1/2025	4,288	4,630		6.50%, 7/1/2037	1,251		1,432
3.50%, 4/1/2027	2,066	2,219		6.50%, 12/1/2037	2,635		2,945
3.50%, 1/1/2041	614	652		6.50%, 2/1/2038	1,266		1,441
3.50%, 3/1/2042	5,645	6,078		6.50%, 3/1/2038	736		837
4.00%, 8/1/2020	5,252	5,620		6.50%, 9/1/2038	4,119		4,688
4.00%, 8/1/2025(j)	3,350	3,583		7.00%, 2/1/2032	47		55
4.00%, 2/1/2031	1,427	1,542		7.00%, 3/1/2032	84		99
4.00%, 2/1/2031	1,418	1,532		7.50%, 8/1/2032	35		44
4.00%, 4/1/2031	2,579	2,787					$387,311
4.00%, 6/1/2031	4,260	4,603		Government National Mortgage Association (GNMA) - 9.21%
4.00%, 8/1/2040(j)	12,000	12,861
4.00%, 11/1/2040	6,801	7,444		3.50%, 5/15/2042	10,866		11,809
4.00%, 12/1/2040	13,532	14,854		4.00%, 8/1/2041(j)	58,500		64,222
4.00%, 12/1/2040	6,327	6,973		4.00%, 10/15/2041	7,931		8,744
4.00%, 1/1/2041	19,408	21,243		4.00%, 4/20/2042	9,906		10,914
4.50%, 5/1/2031	12,264	13,393		4.50%, 6/20/2025	14,317		15,597
4.50%, 12/1/2039	170	184		4.50%, 8/1/2040(j)	8,410		9,233
4.50%, 5/1/2040	3,061	3,443		4.50%, 1/20/2042	21,257		23,689
4.50%, 5/1/2040	3,475	3,852		5.00%, 11/15/2033	6,711		7,480
4.50%, 7/1/2040	2,421	2,683		5.00%, 6/15/2034	153		171
4.50%, 1/1/2041	2,745	3,042		5.00%, 10/20/2039	875		977
4.50%, 2/1/2041	34,276	37,989		5.00%, 6/20/2040	15,218		16,980
4.50%, 9/1/2041	2,367	2,572		5.00%, 7/20/2040	2,120		2,357
5.00%, 3/1/2018	369	401		5.00%, 8/1/2040(j)	10,155		11,237
5.00%, 5/1/2020	427	468		5.00%, 9/20/2041	2,685		2,995
5.00%, 12/1/2039	323	360		5.00%, 11/20/2041	4,131		4,596
5.00%, 2/1/2040	753	832		5.00%, 2/20/2042	469		522
5.00%, 4/1/2040	1,599	1,766		5.50%, 10/15/2033	2,261		2,550
5.00%, 8/1/2040(j)	48,550	52,904		5.50%, 5/20/2035	330		371
5.00%, 5/1/2041	7,480	8,275		5.50%, 2/15/2038	3,645		4,076
5.32%, 10/1/2036(f)	577	621		5.50%, 7/15/2039	786		879
5.50%, 9/1/2017	54	59		6.00%, 7/20/2028	114		129

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			REPURCHASE AGREEMENTS	Maturity
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	(continued)	Amount (000's)		Value(000	's)
Government National Mortgage Association (GNMA)				Banks (continued)
(continued)				Investment in Joint Trading Account; Deutsche $		44,786	$44,786
6.00%, 11/20/2028	$94	$106		Bank Repurchase Agreement; 0.18% dated
6.00%, 1/20/2029	103	120		7/31/2012 maturing 8/1/2012
6.00%, 7/20/2029	23	26		(collateralized by US Government
6.00%, 8/15/2031	45	51
6.00%, 1/15/2032	13	15		Securities; $45,681,930; 0.00% - 8.95%;
				dated 08/15/12 - 10/15/37)
6.00%, 2/15/2032	164	188		Investment in Joint Trading Account; JP		33,590	33,589
6.00%, 2/15/2033	86	98
6.00%, 12/15/2033	110	125		Morgan Repurchase Agreement; 0.17%
6.00%, 3/15/2039	2,824	3,195		dated 7/31/2012 maturing 8/1/2012
6.00%, 8/1/2040(j)	8,050	9,064		(collateralized by US Government
6.50%, 3/20/2028	18	21		Securities; $34,261,452; 0.00% - 10.35%;
				dated 08/15/12 - 05/15/42)
6.50%, 5/20/2029	16	19		Investment in Joint Trading Account; Merrill		41,649	41,649
6.50%, 2/20/2032	8	10
6.50%, 10/15/2032	57	66		Lynch Repurchase Agreement; 0.16%
				dated 7/31/2012 maturing 8/1/2012
6.50%, 12/15/2032	358	421		(collateralized by US Government
7.00%, 4/15/2031	1	1
7.00%, 6/15/2031	32	38		Securities; $42,481,785; 0.00% - 5.63%;
7.00%, 7/15/2031	5	6		dated 05/02/13 - 11/23/35)
7.00%, 6/15/2032	182	213					$163,211
8.00%, 1/20/2031	11	13		TOTAL REPURCHASE AGREEMENTS			$163,211
		$213,324			Principal
				COMMERCIAL PAPER - 0.00%	Amount (000's)		Value(000	's)
U.S. Treasury - 18.81%
0.13%, 8/31/2013	3,625	3,623		Sovereign - 0.00%
0.25%, 5/31/2014	6,140	6,143		Australia Treasury Bill
0.25%, 6/30/2014	13,000	13,007		3.33%, 9/7/2012	AUD	30	31
0.25%, 5/15/2015	700	700
0.38%, 7/31/2013	150	150		TOTAL COMMERCIAL PAPER			$31
0.63%, 5/31/2017	22,480	22,534		Total Investments			$2,534,740
0.75%, 6/30/2017	22,000	22,170		Liabilities in Excess of Other Assets, Net - (9.43)%			$(218,433)
0.88%, 4/30/2017	8,120	8,236		TOTAL NET ASSETS - 100.00%			$2,316,307
1.00%, 8/31/2016	22,770	23,263
1.00%, 3/31/2017	2,450	2,500
1.25%, 10/31/2015	35,100	36,142		(a) Non-Income Producing Security
1.25%, 4/30/2019	21,000	21,433		(b) Security is Illiquid
1.38%, 1/15/2013	20,000	20,111		(c) Security purchased on a when-issued basis.
1.38%, 12/31/2018	10,000	10,312		(d)	Security exempt from registration under Rule 144A of the Securities Act of
1.50%, 7/31/2016	20,465	21,316		1933. These securities may be resold in transactions exempt from
1.75%, 5/15/2022	30,850	31,578		registration, normally to qualified institutional buyers. Unless otherwise
1.88%, 8/31/2017	22,925	24,351		indicated, these securities are not considered illiquid. At the end of the
2.00%, 2/15/2022	6,000	6,295		period, the value of these securities totaled $273,960 or 11.83% of net
2.38%, 5/31/2018	275	300		assets.
2.63%, 4/30/2016	300	325		(e)	Market value is determined in accordance with procedures established in
2.63%, 1/31/2018	10,000	11,034		good faith by the Board of Directors. At the end of the period, the value of
2.63%, 8/15/2020	23,200	25,799		these securities totaled $16,502 or 0.71% of net assets.
3.00%, 5/15/2042	5,000	5,437		(f)	Variable Rate. Rate shown is in effect at July 31, 2012.
3.13%, 5/15/2019	500	573		(g)	Payment in kind; the issuer has the option of paying additional securities
3.13%, 2/15/2042	2,535	2,825		in lieu of cash.
3.25%, 12/31/2016	100	112		(h)	This Senior Floating Rate Note will settle after July 31, 2012, at which
4.00%, 8/15/2018	27,650	32,932		time the interest rate will be determined.
4.38%, 5/15/2040	14,500	19,985		(i)	All or a portion of the loan is unfunded. See Notes to Financial Statements
4.50%, 2/15/2036	13,500	18,672		for additional information.
4.75%, 2/15/2041	110	161		(j)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
5.38%, 2/15/2031	25	37		Notes to Financial Statements for additional information.
6.00%, 2/15/2026	26,000	38,760
6.13%, 8/15/2029	25	39
6.75%, 8/15/2026	3,000	4,784
		$435,639
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,159,836
	Maturity
REPURCHASE AGREEMENTS - 7.05%	Amount (000's)	Value(000	's)

Banks- 7.05%
Investment in Joint Trading Account; Credit	$43,187	$43,187
Suisse Repurchase Agreement; 0.15%
dated 7/31/2012 maturing 8/1/2012
(collateralized by US Government
Securities; $44,050,429; 3.88% - 9.00%;
dated 11/15/18 - 08/15/40)

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2012 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Mortgage Securities		37 .28%
Government		19 .69%
Financial		17 .29%
Asset Backed Securities		9.13%
Consumer, Non-cyclical		6.29%
Communications		5.21%
Energy		4.53%
Consumer, Cyclical		2.44%
Utilities		2.43%
Industrial		2.27%
Basic Materials		2.12%
Technology		0.74%
Diversified		0.01%
Liabilities in Excess of Other Assets, Net		(9 .43)%
TOTAL NET ASSETS		100.00%

Credit Default Swaps

Buy Protection
		(Pay)/				Upfront		Unrealized
		Receive	Expiration	Notional	Market	Premiums		Appreciation/
Counterparty (Issuer)	Reference Entity	Fixed Rate	Date	Amount	Value Paid/	(Received)		(Depreciation)
Barclays Bank PLC	CDX.NA.HY.17	(5.00)%	12/20/2016	$22,080	$394		$1,084	$(690)
Barclays Bank PLC	CDX.NA.HY.18	(5.00)%	6/20/2017	47,025	1,459		2,406	(947)
Barclays Bank PLC	CMBX.NA.AAA.1	(0.10)%	10/12/2052	6,250	210		343	(133)
Barclays Bank PLC	CMBX.NA.AAA.4	(0.35)%	2/17/2051	6,250	505		499	6
Total					$2,568		$4,332	$(1,764)

All dollar amounts are shown in thousands (000's)
Foreign Currency Contracts

Foreign Currency Sale								Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Value Appreciation/(Depreciation)
Australian Dollar	JP Morgan Securities	9/18/2012		28,877	$28	$30		$(2)
British Pound	JP Morgan Securities	9/18/2012	221,864		345	348		(3)
Canadian Dollar	JP Morgan Securities	9/18/2012	119,896		117	120		(3)
Danish Krone	JP Morgan Securities	9/18/2012	201,727		34	33		1
Euro	JP Morgan Securities	9/18/2012	1,168,123		1,473	1,438		35
Japanese Yen	JP Morgan Securities	9/18/2012	141,337,238		1,781	1,810		(29)
Mexican Peso	JP Morgan Securities	9/18/2012	1,827,401		130	137		(7)
Polish Zloty	JP Morgan Securities	9/18/2012	135,426		39	40		(1)
Swedish Krona	JP Morgan Securities	9/18/2012	264,425		38	39		(1)
Swiss Franc	JP Morgan Securities	9/18/2012		14,784	15	15		—
Total								$(10)

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
California Municipal Fund
July 31, 2012 (unaudited)

INVESTMENT COMPANIES - 2.64%	Shares Held	Value	(000	's)		Principal
Publicly Traded Investment Fund - 2.64%					MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)
BlackRock Liquidity Funds California Money	6,000,000		$6,000		California (continued)
Fund Portfolio					California Statewide Communities
					Development Authority FHA INS
TOTAL INVESTMENT COMPANIES			$6,000		6.25%, 08/01/2024	$1,000		$1,231
	Principal				California Statewide Communities
MUNICIPAL BONDS - 100.79%	Amount (000's)	Value	(000	's)	Development Authority NATL-RE-IBC
					6.50%, 08/01/2012	470		470
California - 97.57%					Carson Redevelopment Agency NATL-RE
Abag Finance Authority for Nonprofit					5.50%, 10/01/2016	1,000		1,119
Corps ACA					City of Alhambra CA NATL-RE
5.70%, 11/01/2013	$1,200		$1,202		6.13%, 09/02/2018	3,580		3,590
Anaheim Public Financing Authority					City of Bakersfield CA Wastewater
5.25%, 10/01/2034	1,000		1,143		Revenue AGM
Baldwin Park Financing Authority					5.00%, 09/15/2032	2,000		2,178
4.63%, 08/01/2016	1,130		1,173		City of Chula Vista CA NATL-RE
Barstow Redevelopment Agency NATL-RE					5.00%, 08/01/2027	3,000		3,035
7.00%, 09/01/2014	495		529		City of Compton CA Water Revenue
7.00%, 09/01/2014	255		269		6.00%, 08/01/2039	1,250		1,295
Bay Area Governments Association XLCA					City of Los Angeles Department of Airports
5.25%, 09/01/2029	2,000		2,011		5.00%, 05/15/2035	2,000		2,260
Bay Area Toll Authority					5.13%, 05/15/2033	1,230		1,353
5.13%, 04/01/2039	3,000		3,368		City of Riverside CA Electric Revenue AGM
Berkeley Unified School					5.00%, 10/01/2038	3,000		3,258
District/CA ASSURED GTY					City of San Francisco CA Public Utilities
5.00%, 08/01/2031	1,250		1,405		Commission Water Revenue
Beverly Hills Unified School District CA					5.00%, 11/01/2029	2,210		2,574
0.00%, 08/01/2028(a)	2,000		1,092
					5.00%, 11/01/2036	2,010		2,318
California County Tobacco Securitization					City of San Jose CA Airport
Agency					Revenue AMBAC
5.45%, 06/01/2028(b)	2,000		1,803
					5.00%, 03/01/2037	3,000		3,079
California Educational Facilities Authority					City of Torrance CA
5.00%, 01/01/2038(c)	1,379		1,506
5.00%, 10/01/2038(c)	900		1,045		6.00%, 06/01/2022	1,000		1,004
5.00%, 01/01/2039(c)	3,642		4,022		City of Turlock CA
5.25%, 10/01/2039(c)	6,500		7,609		5.13%, 10/15/2031	1,000		1,012
					5.13%, 10/15/2037	1,000		1,005
5.38%, 04/01/2034	1,000		1,104		City of Vernon CA
California Health Facilities Financing					5.13%, 08/01/2021	2,000		2,252
Authority					Coachella Redevelopment Agency
5.00%, 11/15/2036	1,895		2,079		5.88%, 12/01/2028	1,820		1,827
5.75%, 09/01/2039	2,000		2,283		Coachella Valley Unified School
6.00%, 07/01/2039	2,000		2,360		District/CA AGM
6.50%, 10/01/2038	15		20		0.00%, 08/01/2039(a)	5,300		1,199
6.50%, 10/01/2038	985		1,175		County of Orange CA Airport Revenue
California Infrastructure & Economic					5.00%, 07/01/2031	1,000		1,127
Development Bank NATL-RE FGIC					County of Sacramento CA Airport System
5.00%, 08/15/2018	500		528		Revenue
California Pollution Control Financing					5.00%, 07/01/2040	2,000		2,187
Authority					Desert Hot Springs Redevelopment Agency
5.00%, 01/01/2022	2,000		2,192		5.60%, 09/01/2038	2,000		1,554
California Pollution Control Financing					Dinuba Financing Authority
Authority AMBAC-TCRS					5.38%, 09/01/2038	1,000		956
5.85%, 06/01/2021	2,500		2,509		East Bay Municipal Utility District
California State Department of Water					5.00%, 06/01/2036	1,000		1,168
Resources					El Monte Union High School
5.00%, 12/01/2028	1,680		1,979		District ASSURED GTY
California State Public Works Board					5.50%, 06/01/2034	2,000		2,299
5.00%, 04/01/2037	1,000		1,081		Escondido Union High School District
California State University					0.00%, 08/01/2041(a)	1,000		225
5.25%, 11/01/2038	2,000		2,257		Fontana Redevelopment Agency NATL-RE
California State University AGM					5.20%, 09/01/2030	1,000		1,000
5.00%, 11/01/2039	1,000		1,086		Foothill-De Anza Community College
California Statewide Communities					District
Development Authority					5.00%, 08/01/2040	1,500		1,735
5.13%, 04/01/2037(d)	1,500		1,540
					Highland Redevelopment Agency AMBAC
5.25%, 11/01/2030	1,500		1,708		5.00%, 12/01/2028	3,000		3,043
7.25%, 11/15/2041	1,500		1,709		Indio Redevelopment Agency
California Statewide Communities					5.63%, 08/15/2035	1,355		1,404
Development Authority CA MTG INS					Irvine Public Facilities & Infrastructure
6.25%, 08/15/2028	2,250		2,595		Authority AMBAC
					5.00%, 09/02/2020	1,240		1,245

See accompanying notes

Schedule of Investments
California Municipal Fund
July 31, 2012 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
California (continued)				California (continued)
Irvine Public Facilities & Infrastructure				Salinas Valley Solid Waste
Authority AMBAC (continued)				Authority AMBAC
5.00%, 09/02/2021	$2,220	$2,228		5.25%, 08/01/2027	$1,975	$1,979
La Verne Public Financing Authority				5.25%, 08/01/2031	2,000	2,003
7.25%, 09/01/2026	800	801		San Bernardino County Redevelopment
Lake Elsinore Public Financing Authority				Agency RADIAN
5.80%, 09/02/2015	755	757		5.00%, 09/01/2018	1,565	1,609
Lancaster Redevelopment Agency				San Diego Community College District
6.88%, 08/01/2039	1,000	1,137		5.25%, 08/01/2033(c)	1,950	2,287
Los Angeles Community Redevelopment				San Diego County Regional Airport
Agency NATL-RE				Authority
5.40%, 07/01/2024	2,500	2,501		5.00%, 07/01/2040	2,250	2,475
Los Angeles County Metropolitan				San Diego Public Facilities Financing
Transportation Authority AMBAC				Authority
5.00%, 07/01/2035	1,500	1,654		5.00%, 04/15/2037	1,020	1,094
Los Angeles Department of Water & Power				San Diego Public Facilities Financing
5.38%, 07/01/2038	1,000	1,142		Authority Water Revenue
Los Angeles Unified School District/CA				5.38%, 08/01/2034	2,000	2,350
5.00%, 07/01/2029	2,000	2,297		San Diego Redevelopment Agency
Los Angeles Unified School				6.40%, 09/01/2019	1,000	1,002
District/CA AGM				San Diego Unified School District/CA
5.00%, 07/01/2032	1,000	1,126		0.00%, 07/01/2033(a)	5,020	1,863
Merced Union High School District				San Francisco Bay Area Rapid Transit
0.00%, 08/01/2032(a)	3,380	1,230		District
Metropolitan Water District of Southern				5.00%, 07/01/2028	1,755	2,068
California AGM				San Francisco City & County Airports
5.00%, 07/01/2035	2,000	2,208		Commission
Morongo Band of Mission Indians/The				5.00%, 05/01/2040	1,000	1,101
6.50%, 03/01/2028(d)	1,000	1,043		San Francisco City & County Redevelopment
Needles Public Utility Authority				Agency
6.50%, 02/01/2022	2,785	2,786		6.50%, 08/01/2039	1,000	1,161
Norco Financing Authority AGM				San Luis Obispo County Financing
5.63%, 10/01/2034	1,000	1,142		Authority AGM
Ontario Redevelopment Financing				5.00%, 08/01/2030	1,000	1,131
Authority AMBAC				Santa Clara County Financing Authority
5.50%, 08/01/2016	1,055	1,064		5.25%, 05/15/2036	2,000	2,227
Ontario Redevelopment Financing				Semitropic Improvement District
Authority NATL-RE				5.00%, 12/01/2038	2,000	2,228
5.25%, 08/01/2016	1,060	1,062		Sierra View Local Health Care District/CA
Palm Desert Financing Authority NATL-RE				5.25%, 07/01/2032	1,500	1,558
5.00%, 08/01/2022	1,280	1,300		South Gate Public Financing
Perris Public Financing Authority				Authority AMBAC
5.30%, 10/01/2026	2,805	2,831		5.25%, 09/01/2022	2,090	2,119
Pittsburg Unified School District FSA				South Gate Public Financing Authority XLCA
5.50%, 08/01/2031	1,000	1,151		5.00%, 09/01/2016	1,425	1,456
Pomona Public Financing Authority NATL-				Southern California Public Power Authority
RE				5.25%, 07/01/2029	695	833
5.00%, 02/01/2021	5,000	5,003		5.25%, 07/01/2031	695	823
Pomona Unified School District NATL-RE				State of California
6.15%, 08/01/2030	1,000	1,206		5.00%, 04/01/2042	3,000	3,284
Poway Unified School District				5.25%, 07/01/2021	2,000	2,439
0.00%, 08/01/2036(a)	4,000	1,234		5.25%, 11/01/2040	1,500	1,700
Richmond Joint Powers Financing Authority				5.75%, 04/01/2031	675	797
6.25%, 07/01/2024	1,000	1,139		6.00%, 03/01/2033	2,000	2,464
Riverside County Public Financing Authority				6.00%, 04/01/2038	3,000	3,542
5.80%, 05/15/2029	2,100	1,114		Stockton East Water District NATL-RE FGIC
Riverside County Transportation Commission				5.25%, 04/01/2022	1,780	1,790
5.00%, 06/01/2032	1,500	1,696		Tobacco Securitization Authority of Southern
Rocklin Unified School District NATL-RE				California
FGIC				5.13%, 06/01/2046	1,500	1,177
0.00%, 08/01/2019(a)	1,360	948		Tracy Area Public Facilities Financing
0.00%, 08/01/2020(a)	1,415	934		Agency NATL-RE
0.00%, 08/01/2023(a)	1,225	687		5.88%, 10/01/2013	200	201
Rosedale-Rio Bravo Water Storage District				Tustin Community Facilities District
Kern County				5.38%, 09/01/2029	1,000	1,010
5.00%, 01/01/2032	3,000	3,235		Tustin Public Financing Authority
5.00%, 01/01/2042	2,750	2,935		5.00%, 04/01/2041	1,000	1,130
				Twin Rivers Unified School District
				0.00%, 04/01/2014(a)	1,500	1,466

See accompanying notes

Schedule of Investments California Municipal Fund July 31, 2012 (unaudited)
	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
California (continued)
University of California
5.25%, 05/15/2039(c)	$3,000	$3,437
Walnut Energy Center Authority
5.00%, 01/01/2035	2,000	2,182
Western Municipal Water District Facilities
Authority
5.00%, 10/01/2034	1,700	1,919
		$221,880
Puerto Rico - 3.22%
Puerto Rico Electric Power Authority
5.05%, 07/01/2042	5,000	5,165
Puerto Rico Infrastructure Financing
Authority
5.25%, 12/15/2026	2,000	2,149
		$7,314
TOTAL MUNICIPAL BONDS		$229,194
Total Investments		$235,194
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (5.09)%
Notes with interest rates of 0.25% at July 31,	$(11,576)	$(11,576)
2012 and contractual maturity of collateral
from 2016-2017.(e)
Total Net Investments		$223,618
Other Assets in Excess of Liabilities, Net - 1.66%		$3,774
TOTAL NET ASSETS - 100.00%		$227,392

(a) Non-Income Producing Security
(b)	Variable Rate. Rate shown is in effect at July 31, 2012.
(c)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(d)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $2,583 or 1.14% of net assets.
(e)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at July 31, 2012

Portfolio Summary (unaudited)
Sector		Percent
Revenue Bonds		46 .25%
Insured		33 .16%
General Obligation Unltd		12 .15%
Tax Allocation		4.36%
Certificate Participation		4.09%
Exchange Traded Funds		2.64%
Special Tax		0.77%
Prerefunded		0.01%
Liability For Floating Rate Notes Issued		(5.09)%
Other Assets in Excess of Liabilities, Net		1.66%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
July 31, 2012 (unaudited)

							Principal
CONVERTIBLE PREFERRED STOCKS - 0.20%	Shares Held		Value	(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)
Banks- 0.20%						Banks (continued)
Wells Fargo & Co		5,800		$6,711		Credit Suisse/New York NY
						2.20%, 01/14/2014		$1,700		$1,722
TOTAL CONVERTIBLE PREFERRED STOCKS				$6,711		Dexia Credit Local SA
	Principal					0.93%, 04/29/2014(a),(b)		8,700		8,327
BONDS- 33.56%	Amount (000's)		Value	(000	's)	DNB Bank ASA
						3.20%, 04/03/2017(b),(c)		3,600		3,718
Agriculture - 0.06%						Export-Import Bank of Korea
UST LLC						4.00%, 01/29/2021		800		845
5.75%, 03/01/2018		$1,700		$1,951		5.13%, 06/29/2020		1,400		1,588
						5.88%, 01/14/2015		8,000		8,763
Airlines - 0.02%						Fifth Third Bancorp
UAL 2009-1 Pass Through Trust						0.89%, 12/20/2016(a)		1,600		1,478
10.40%, 11/01/2016		655		741		Goldman Sachs Capital II
						4.00%, 06/01/2043(a)		2,600		1,861
						Goldman Sachs Group Inc/The
Banks- 9.92%						1.03%, 05/23/2016(a)	EUR	1,200		1,336
Ally Financial Inc						6.25%, 09/01/2017		$1,800		2,031
3.67%, 02/11/2014(a)		12,900		13,016
						6.75%, 10/01/2037		1,400		1,439
4.63%, 06/26/2015		500		516		HSBC Bank PLC
6.75%, 12/01/2014		300		322		2.00%, 01/19/2014(b)		1,800		1,820
7.50%, 09/15/2020		1,300		1,516		HSBC USA Inc
8.30%, 02/12/2015		5,000		5,556		2.38%, 02/13/2015		4,600		4,703
American Express Bank FSB						Intesa Sanpaolo SpA
6.00%, 09/13/2017		4,700		5,694		2.87%, 02/24/2014(a),(b)		4,100		3,862
American Express Centurion Bank						JP Morgan Chase & Co
5.55%, 10/17/2012		1,300		1,314		7.90%, 04/29/2049(a)		2,100		2,317
Australia & New Zealand Banking Group Ltd						JP Morgan Chase Bank NA
2.13%, 01/10/2014(b)		5,100		5,166		0.80%, 06/13/2016(a)		3,500		3,264
Banco Santander Brasil SA/Brazil						KeyCorp
4.25%, 01/14/2016(b)		2,900		2,893
4.50%, 04/06/2015(b)		500		509		6.50%, 05/14/2013		800		834
						Korea Development Bank/The
Banco Santander Chile						4.38%, 08/10/2015		7,400		7,942
2.06%, 01/19/2016(a),(b)		2,100		1,975
						8.00%, 01/23/2014		2,000		2,179
Bank of America Corp						Lloyds TSB Bank PLC
4.50%, 04/01/2015		10,000		10,506		12.00%, 12/31/2049(b)		12,200		12,917
6.50%, 08/01/2016		10,100		11,402		Morgan Stanley
Bank of Montreal						0.76%, 01/09/2014(a)		1,200		1,159
2.85%, 06/09/2015(b)		1,800		1,912		1.43%, 04/29/2013(a)		11,200		11,136
Bank of Nova Scotia						5.95%, 12/28/2017		2,700		2,820
1.65%, 10/29/2015(b)		1,900		1,957
1.95%, 01/30/2017(b)		200		208		7.30%, 05/13/2019		1,800		1,986
						National Bank of Canada
Barclays Bank PLC						2.20%, 10/19/2016(b)		700		736
0.67%, 09/11/2017(a)		1,300		1,297
						Nordea Bank AB
2.38%, 01/13/2014		1,600		1,609		2.13%, 01/14/2014(b)		800		805
6.05%, 12/04/2017(b)		4,300		4,365		4.88%, 01/27/2020(b)		10,900		12,247
BBVA Bancomer SA/Texas						Regions Bank/Birmingham AL
4.50%, 03/10/2016(b)		1,100		1,139
6.50%, 03/10/2021(b)		2,300		2,369		7.50%, 05/15/2018		15,500		17,825
						Regions Financial Corp
BPCE SA						7.38%, 12/10/2037		500		502
2.38%, 10/04/2013(b)		700		689
						Royal Bank of Scotland PLC/The
12.50%, 08/29/2049(b),(c)		8,000		8,259		2.03%, 03/30/2015(a),(c)	CAD	2,000		1,745
Capital One Capital V						3.95%, 09/21/2015		$1,400		1,438
10.25%, 08/15/2039		10,000		10,350		Santander Issuances SAU
CIT Group Inc						7.30%, 07/27/2019(a)	GBP	9,050		12,093
5.25%, 04/01/2014(b)		800		834
						Societe Generale SA
Citigroup Inc						5.92%, 04/29/2049(a),(b)		$500		370
1.91%, 01/13/2014(a)		10,600		10,605
						Sumitomo Mitsui Banking Corp
2.47%, 08/13/2013(a)		2,200		2,224		1.95%, 01/14/2014(b)		2,200		2,224
3.63%, 11/30/2017	EUR	2,300		2,476		Turkiye Garanti Bankasi AS
4.88%, 05/07/2015		$2,200		2,292		2.96%, 04/20/2016(a),(b)		1,100		1,040
5.50%, 08/27/2012		400		401		USB Capital IX
5.50%, 10/15/2014		10,400		11,110		3.50%, 04/15/2049(a)		3,600		2,974
5.63%, 08/27/2012		600		602		Wells Fargo & Co
6.00%, 08/15/2017		5,058		5,727		4.38%, 01/31/2013		1,200		1,223
8.50%, 05/22/2019		2,500		3,174		7.98%, 03/29/2049(a)		23,000		25,760
Commonwealth Bank of Australia						Westpac Banking Corp
0.88%, 07/12/2013(a),(b)		13,900		13,955		3.59%, 08/14/2014(b)		1,400		1,478
Credit Agricole SA										$336,332
7.59%, 01/29/2049(a)	GBP	1,400		1,449
8.38%, 10/13/2049(a),(b)		$16,500		14,437

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
July 31, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Beverages - 0.17%					Engineering & Construction - 0.02%
Coca-Cola Enterprises Inc					Sydney Airport Finance Co Pty Ltd
1.13%, 11/12/2013		$5,800	$5,834		5.13%, 02/22/2021(b)	$500		$549
Chemicals - 0.03%					Finance - Mortgage Loan/Banker - 4.56%
Braskem Finance Ltd					Fannie Mae
5.75%, 04/15/2021(b)		900	938		0.88%, 08/28/2017	9,400		9,401
					1.13%, 04/27/2017	19,700		20,006
					1.25%, 01/30/2017	42,100		43,001
Commercial Services - 0.11%					5.00%, 02/13/2017	2,200		2,611
President and Fellows of Harvard College
6.50%, 01/15/2039(b)		2,400	3,691		5.00%, 05/11/2017	1,900		2,271
					5.38%, 06/12/2017	700		853
					Freddie Mac
Diversified Financial Services - 3.68%					1.00%, 03/08/2017	16,800		16,962
Banque PSA Finance SA					1.00%, 06/29/2017	23,700		23,944
2.36%, 04/04/2014(a),(b)		4,300	4,186		1.00%, 07/28/2017	5,400		5,442
Bear Stearns Cos LLC/The					1.25%, 05/12/2017	6,500		6,632
7.25%, 02/01/2018		2,300	2,845		1.25%, 08/01/2019	6,100		6,088
FCE Bank PLC					1.75%, 05/30/2019	8,300		8,595
7.13%, 01/15/2013	EUR	5,350	6,764		2.38%, 01/13/2022	2,100		2,199
Ford Motor Credit Co LLC					3.75%, 03/27/2019	3,400		3,954
7.00%, 10/01/2013		$6,100	6,489		5.50%, 08/23/2017	2,000		2,463
7.50%, 08/01/2012		1,500	1,500					$154,422
General Electric Capital Corp
0.65%, 10/06/2015(a)		7,500	7,278		Gas- 0.02%
6.88%, 01/10/2039		10,500	14,393		ENN Energy Holdings Ltd
					6.00%, 05/13/2021(b)	500		534
International Lease Finance Corp
5.75%, 05/15/2016		700	729
6.75%, 09/01/2016(b)		1,700	1,866		Healthcare - Services - 0.70%
Macquarie Group Ltd					HCA Inc
7.30%, 08/01/2014(b)		7,400	7,986		8.50%, 04/15/2019	5,200		5,860
Merrill Lynch & Co Inc					Hospital for Special Surgery
6.50%, 07/15/2018		200	225		3.50%, 01/01/2023(b),(c)	16,130		17,887
6.88%, 04/25/2018		1,700	1,962					$23,747
Northern Rock Asset Management PLC
5.63%, 06/22/2017(b),(c)		12,200	13,314		Holding Companies - Diversified - 0.03%
SLM Corp					Noble Group Ltd
3.13%, 09/17/2012	EUR	2,550	3,122		6.75%, 01/29/2020	1,200		1,201
4.88%, 12/17/2012	GBP	7,500	11,664
5.00%, 04/15/2015		$1,000	1,034		Home Equity Asset Backed Securities - 0.23%
5.05%, 11/14/2014		4,000	4,165		Bear Stearns Asset Backed Securities Trust
8.78%, 09/15/2016(a),(d)	MXN	118,400	8,280		0.45%, 12/25/2036(a)	4,000		2,707
Springleaf Finance Corp					0.50%, 04/25/2037(a)	5,000		1,543
3.25%, 01/16/2013	EUR	6,800	7,946		JP Morgan Mortgage Acquisition Corp
4.13%, 11/29/2013		7,500	8,628		0.49%, 05/25/2036(a)	6,100		3,713
6.90%, 12/15/2017		$1,200	978					$7,963
SteelRiver Transmission Co LLC
4.71%, 06/30/2017(b),(c)		2,896	2,995		Insurance - 0.92%
Stone Street Trust					American International Group Inc
5.90%, 12/15/2015(b)		6,000	6,212		5.45%, 05/18/2017	2,000		2,201
			$124,561		5.85%, 01/16/2018	700		787
					8.18%, 05/15/2068	11,300		12,882
Electric - 0.54%					8.25%, 08/15/2018	4,000		4,928
Centrais Eletricas Brasileiras SA					Dai-ichi Life Insurance Co Ltd/The
6.88%, 07/30/2019(b)		1,600	1,882		7.25%, 12/31/2049(b)	2,200		2,356
Cleco Power LLC					Hartford Financial Services Group Inc
6.00%, 12/01/2040		3,500	4,227		8.13%, 06/15/2068(a)	1,200		1,318
Duke Energy Carolinas LLC					Ohio National Financial Services Inc
5.75%, 11/15/2013		2,300	2,454		6.38%, 04/30/2020(b)	500		570
Enel Finance International NV					Pacific Life Insurance Co
6.80%, 09/15/2037(b)		2,800	2,502		9.25%, 06/15/2039(b)	3,000		4,008
Entergy Corp					Pacific LifeCorp
3.63%, 09/15/2015		4,500	4,666		6.00%, 02/10/2020(b)	900		995
Korea Hydro & Nuclear Power Co Ltd					Prudential Financial Inc
6.25%, 06/17/2014		900	973		4.30%, 06/10/2013(a)	1,000		1,005
Majapahit Holding BV					6.63%, 12/01/2037	100		120
7.75%, 01/20/2020		1,300	1,589					$31,170
			$18,293

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
July 31, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)
Investment Companies - 0.06%					Mortgage Backed Securities (continued)
Temasek Financial I Ltd					Fannie Mae REMICS
4.30%, 10/25/2019(b)		$1,700	$1,951		0.56%, 04/25/2037(a)		$1,570	$1,572
					0.70%, 09/25/2035(a)		3,120	3,127
					GSMPS Mortgage Loan Trust
Iron & Steel - 0.14%					7.50%, 06/19/2032(b)		164	166
CSN Islands XI Corp
6.88%, 09/21/2019(c)		1,800	1,984		Holmes Master Issuer PLC
					1.85%, 10/15/2054(a),(b)	EUR	2,200	2,733
CSN Resources SA
6.50%, 07/21/2020(b)		700	758		Homebanc Mortgage Trust
					0.52%, 10/25/2035(a)		$6,150	4,409
Gerdau Holdings Inc
7.00%, 01/20/2020(b)		1,000	1,147		JP Morgan Chase Commercial Mortgage
					Securities Corp
Gerdau Trade Inc					4.88%, 01/12/2038(a)		4,908	5,088
5.75%, 01/30/2021(b)		800	851
					JP Morgan Mortgage Trust
			$4,740		3.10%, 07/25/2035(a)		1,723	1,571
Machinery - Construction & Mining - 0.24%					5.75%, 01/25/2036		552	519
Caterpillar Inc					5.84%, 10/25/2036(a)		2,189	1,875
0.64%, 05/21/2013(a)		8,100	8,123		Mastr Reperforming Loan Trust
					7.00%, 08/25/2034(b)		216	219
					Merrill Lynch Mortgage Investors Inc
Mining - 0.29%					2.58%, 06/25/2035(a)		1,292	1,156
Corp Nacional del Cobre de Chile					Merrill Lynch/Countrywide Commercial
7.50%, 01/15/2019(b)		600	768
					Mortgage Trust
Vale Overseas Ltd					5.96%, 08/12/2049(a)		500	561
5.63%, 09/15/2019		5,800	6,535		Morgan Stanley Capital I Inc
6.88%, 11/10/2039		2,100	2,550		5.11%, 06/15/2040(a)		1,246	1,314
			$9,853		Morgan Stanley Mortgage Loan Trust
Mortgage Backed Securities - 4.16%					5.50%, 08/25/2035		2,465	2,519
Arran Residential Mortgages Funding PLC					RBSCF Trust
1.89%, 05/16/2047(a),(b)	EUR	387	477		5.47%, 09/16/2039(b)		20,378	22,841
2.09%, 05/16/2047(a),(b)		4,200	5,217		RBSSP Resecuritization Trust
Banc of America Funding Corp					0.50%, 02/26/2037(a),(b)		3,731	3,043
2.93%, 06/25/2034(a)		$176	177		Structured Adjustable Rate Mortgage Loan
Banc of America Large Loan Inc					Trust
2.00%, 11/15/2015(a),(b)		6,247	5,966		2.77%, 04/25/2035(a)		3,726	2,982
5.68%, 02/24/2051(a),(b)		14,500	16,200		Suntrust Adjustable Rate Mortgage Loan
Banc of America Mortgage Securities Inc					Trust
5.50%, 12/25/2020		1,164	1,173		5.70%, 10/25/2037(a)		11,996	10,525
BCAP 2011-RR4 8A1					Wachovia Bank Commercial Mortgage Trust
5.25%, 02/26/2036(b)		2,822	2,794		5.42%, 01/15/2045		200	225
BCAP 2011-RR5 12A1					WaMu Mortgage Pass Through Certificates
5.54%, 03/26/2037(a),(b),(d)		500	394		5.31%, 02/25/2037(a)		6,828	6,073
BCAP 2011-RR5 5A1					Wells Fargo Mortgage Backed Securities
5.25%, 08/26/2037(a),(b),(d)		7,300	7,154		Trust
Bear Stearns Adjustable Rate Mortgage Trust					2.62%, 03/25/2036(a)		5,338	4,538
3.05%, 04/25/2034(a)		447	385					$141,141
3.33%, 12/25/2035(a)		318	313
					Oil & Gas - 1.38%
Bear Stearns Alt-A Trust					Gazprom OAO Via Gaz Capital SA
2.89%, 05/25/2035(a)		387	317
					5.09%, 11/29/2015(b)		400	426
2.93%, 09/25/2035(a)		35	25
					Novatek OAO via Novatek Finance Ltd
Bear Stearns Commercial Mortgage					5.33%, 02/03/2016(b)		900	953
Securities					Odebrecht Drilling Norbe VIII/IX Ltd
5.70%, 06/11/2050		200	213		6.35%, 06/30/2021(b)		873	947
Chase Mortgage Finance Corp					Petrobras International Finance Co - Pifco
5.23%, 12/25/2035(a)		4,558	4,381
5.79%, 09/25/2036(a)		2,475	2,169		3.88%, 01/27/2016		7,600	7,901
					5.88%, 03/01/2018		4,700	5,305
Citicorp Mortgage Securities Inc					7.88%, 03/15/2019		9,600	11,907
5.50%, 08/25/2036		1,788	1,743		Petroleos Mexicanos
Citigroup Mortgage Loan Trust Inc					5.50%, 01/21/2021		6,500	7,573
5.50%, 09/25/2035		10,505	10,273		5.50%, 06/27/2044(b)		800	892
Countrywide Home Loan Mortgage Pass					6.00%, 03/05/2020		3,700	4,440
Through Trust					8.00%, 05/03/2019		2,100	2,740
5.50%, 11/25/2035		3,155	2,902		TNK-BP Finance SA
Credit Suisse Mortgage Capital Certificates					7.88%, 03/13/2018		3,100	3,673
6.20%, 02/15/2041(a)		1,300	1,475
European Loan Conduit								$46,757
0.84%, 05/15/2019(a)	EUR	255	273		Other Asset Backed Securities - 0.73%
Fannie Mae Grantor Trust					Halcyon Structured Asset Management
7.50%, 06/25/2030		$22	26		Long/Short CLO Ltd
7.50%, 07/25/2042		33	38		0.69%, 08/07/2021(a),(b)		11,700	11,208

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
July 31, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Other Asset Backed Securities (continued)					Sovereign (continued)
Hillmark Funding					Vnesheconombank Via VEB Finance PLC
0.72%, 05/21/2021(a),(b)		$8,600	$8,140		5.45%, 11/22/2017(b)	$900		$955
Small Business Administration Participation								$60,278
Certificates
4.43%, 05/01/2029(a)		4,904	5,531		Student Loan Asset Backed Securities - 0.11%
			$24,879		SLC Student Loan Trust
					4.75%, 06/15/2033(a),(b)	1,483		1,368
Pipelines - 0.12%					SLM Student Loan Trust
Kinder Morgan Energy Partners LP					0.95%, 10/25/2017(a)	78		78
5.85%, 09/15/2012		4,000	4,024		2.35%, 04/15/2039(a),(b)	1,109		1,117
					2.90%, 12/16/2019(a),(b)	1,000		1,015
Regional Authority - 2.76%								$3,578
Province of British Columbia					Telecommunications - 0.26%
3.25%, 12/18/2021	CAD	500	531		Vivendi SA
4.30%, 06/18/2042		600	724		2.40%, 04/10/2015(b)	8,800		8,804
Province of Ontario Canada
1.60%, 09/21/2016		$100	103
3.00%, 07/16/2018		1,200	1,304		Transportation - 0.11%
3.15%, 06/02/2022	CAD	24,900	25,820		RZD Capital Ltd
4.00%, 06/02/2021		13,000	14,426		5.74%, 04/03/2017	2,300		2,520
4.20%, 03/08/2018		500	555		Union Pacific Corp
4.20%, 06/02/2020		4,000	4,493		4.16%, 07/15/2022	1,000		1,144
4.30%, 03/08/2017		2,500	2,764					$3,664
4.40%, 06/02/2019		3,000	3,395		TOTAL BONDS			$1,137,404
4.60%, 06/02/2039		1,500	1,819			Principal
5.50%, 06/02/2018		800	943		MUNICIPAL BONDS - 4.23%	Amount (000's)	Value	(000	's)
5.85%, 03/08/2033		3,800	5,211		California - 2.58%
6.50%, 03/08/2029		4,700	6,693		Bay Area Toll Authority
Province of Quebec Canada					7.04%, 04/01/2050	$6,000		$8,883
2.75%, 08/25/2021		$2,000	2,102		California Infrastructure & Economic
3.50%, 07/29/2020		800	892		Development Bank
3.50%, 12/01/2022	CAD	9,300	9,779		6.49%, 05/15/2049	1,000		1,267
4.25%, 12/01/2021		6,700	7,495		California State University
4.50%, 12/01/2016		100	111		6.43%, 11/01/2030	1,500		1,808
4.50%, 12/01/2017		1,200	1,345		City of Los Angeles CA Wastewater System
4.50%, 12/01/2018		1,600	1,805		Revenue
4.50%, 12/01/2020		1,200	1,365		5.71%, 06/01/2039	1,000		1,253
			$93,675		Los Angeles County Metropolitan
Savings & Loans - 0.41%					Transportation Authority
Nationwide Building Society					5.74%, 06/01/2039	12,000		15,406
6.25%, 02/25/2020(b)		$12,700	14,010		Los Angeles Unified School District/CA
					6.76%, 07/01/2034	22,000		29,600
					State of California
Sovereign - 1.78%					7.60%, 11/01/2040	2,100		2,849
Banco Nacional de Desenvolvimento					7.63%, 03/01/2040	4,700		6,377
Economico e Social					7.95%, 03/01/2036	600		729
4.13%, 09/15/2017(b)	EUR	800	1,027		University of California
Canada Housing Trust No 1					5.00%, 05/15/2028(e)	5,500		6,623
2.65%, 03/15/2022(b)	CAD	2,100	2,176		6.27%, 05/15/2031	5,400		6,265
3.35%, 12/15/2020(b)		1,100	1,204		6.55%, 05/15/2048	4,500		6,054
3.80%, 06/15/2021(b)		4,400	4,985
								$87,114
Export Credit Bank of Turkey
5.88%, 04/24/2019(b)		$1,200	1,299		Florida - 0.17%
Italy Buoni Ordinari del Tesoro BOT					County of Seminole FL Water & Sewer
2.11%, 01/31/2013	EUR	1,800	2,190		Revenue
Italy Buoni Poliennali Del Tesoro					6.44%, 10/01/2040	5,000		5,753
2.10%, 09/15/2021		1,279	1,211
Korea Housing Finance Corp					Georgia - 0.12%
4.13%, 12/15/2015(b)		$900	958
					Municipal Electric Authority of Georgia
Mexican Bonos					6.66%, 04/01/2057	3,500		4,180
6.00%, 06/18/2015(a)	MXN	215	1,673
6.25%, 06/16/2016(a)		32,100	2,540
6.50%, 06/09/2022(a)		32,000	2,645		Illinois - 0.74%
10.00%, 12/05/2024(a)		233,400	24,889		Chicago Transit Authority
Russian Foreign Bond - Eurobond					5.25%, 12/01/2036	5,400		6,170
3.25%, 04/04/2017(b),(c)		$2,200	2,278		6.20%, 12/01/2040	11,000		12,673
Societe Financement de l'Economie Francaise					City of Chicago IL Waterworks Revenue
3.38%, 05/05/2014(b)		9,800	10,248		6.64%, 11/01/2029	5,000		6,458
								$25,301

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
July 31, 2012 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)

Louisiana - 0.12%			Federal National Mortgage Association (FNMA) (continued)
State of Louisiana Gasoline & Fuels Tax			3.16%, 05/01/2022	$9,494		$10,214
Revenue			3.33%, 11/01/2021	198		215
3.00%, 05/01/2043	$3,900	$3,905	3.50%, 07/01/2013	23		23
			3.50%, 10/01/2020	82		87
			3.50%, 03/01/2025	28		30
Nebraska - 0.01%			3.50%, 08/01/2025	210		223
Public Power Generation Agency			3.50%, 08/01/2025(f)	26,000		27,633
7.24%, 01/01/2041	200	244	3.50%, 09/01/2025	417		443
			3.50%, 11/01/2025	597		635
Nevada - 0.07%			3.50%, 12/01/2025	225		239
County of Clark NV Airport System Revenue			3.50%, 01/01/2026	174		185
6.82%, 07/01/2045	1,700	2,416	3.50%, 01/01/2026	209		222
			3.50%, 01/01/2026	164		174
			3.50%, 02/01/2026	330		351
New Jersey - 0.07%			3.50%, 06/01/2026	461		490
New Jersey State Turnpike Authority			3.50%, 08/01/2026	891		947
7.10%, 01/01/2041	1,600	2,342	3.50%, 09/01/2026	3,133		3,332
			3.50%, 09/01/2026	511		543
New York - 0.23%			3.50%, 12/01/2026	1,807		1,922
New York City Municipal Water Finance			3.50%, 02/01/2027	970		1,048
Authority			3.50%, 12/01/2041	86,041		91,372
6.01%, 06/15/2042	1,000	1,427	3.50%, 12/01/2041	1,205		1,280
New York State Dormitory Authority			3.50%, 01/01/2042	711		755
5.00%, 12/15/2025	2,000	2,488	3.50%, 08/01/2042(f)	38,000		40,316
5.00%, 03/15/2029	3,500	4,194	3.50%, 09/01/2042(f)	12,000		12,701
		$8,109	3.89%, 07/01/2021(a)	2,500		2,804
			4.00%, 04/01/2014	443		468
Ohio- 0.09%			4.00%, 06/01/2024	183		196
American Municipal Power Inc			4.00%, 07/01/2024	66		71
8.08%, 02/15/2050	2,100	3,130	4.00%, 07/01/2024	101		108
			4.00%, 10/01/2024	47		50
Pennsylvania - 0.03%			4.00%, 02/01/2025	118		127
University of Pittsburgh/PA GO OF UNIV			4.00%, 10/01/2025	52		56
5.00%, 09/15/2028	800	958	4.00%, 01/01/2026	22		23
			4.00%, 02/01/2026	1		1
TOTAL MUNICIPAL BONDS		$143,452	4.00%, 02/01/2026	93		100
SENIOR FLOATING RATE INTERESTS -	Principal		4.00%, 04/01/2026	364		390
0.05%	Amount (000's) Value (000's)		4.00%, 06/01/2026	24		26
			4.00%, 06/01/2026	478		511
Diversified Financial Services - 0.05%			4.00%, 12/01/2039	1,885		2,022
Springleaf Financial Funding Co, Term Loan			4.00%, 08/01/2040	2,740		2,941
NEW			4.00%, 08/01/2040(f)	56,000		60,016
5.50%, 05/28/2017(a)	$1,900	$1,814	4.00%, 09/01/2040	34		36
			4.00%, 09/01/2040	493		529
TOTAL SENIOR FLOATING RATE INTERESTS		$1,814	4.00%, 10/01/2040	109		117
U.S. GOVERNMENT & GOVERNMENT	Principal		4.00%, 10/01/2040	31		33
AGENCY OBLIGATIONS - 68.30%	Amount (000's)	Value (000's)	4.00%, 10/01/2040	1,087		1,166
Federal Home Loan Mortgage Corporation (FHLMC) - 0.27%			4.00%, 11/01/2040	553		593
			4.00%, 11/01/2040	960		1,030
2.74%, 06/01/2035(a)	$364	$389	4.00%, 11/01/2040	1,813		1,946
4.50%, 02/01/2040	237	254	4.00%, 12/01/2040	794		852
4.50%, 12/01/2040	285	316	4.00%, 12/01/2040	254		272
4.50%, 12/01/2040	542	595	4.00%, 01/01/2041	924		991
4.50%, 12/01/2040	90	97	4.00%, 03/01/2041	961		1,032
4.50%, 06/01/2041	5,014	5,407	4.00%, 04/01/2041	722		775
4.50%, 07/01/2041	827	891	4.00%, 08/01/2041	11,378		12,215
5.50%, 07/01/2038	1,229	1,344	4.00%, 08/01/2041	146		156
		$9,293	4.00%, 10/01/2041	770		826
			4.00%, 10/01/2041	94		101
Federal National Mortgage Association (FNMA) - 45.01%
2.31%, 08/01/2022(d)	300	299	4.00%, 10/01/2041	727		781
2.44%, 08/01/2035(a)	328	350	4.00%, 10/01/2041	1,892		2,031
2.49%, 09/01/2035(a)	389	415	4.00%, 11/01/2041	150		161
2.50%, 05/01/2027	6,000	6,254	4.00%, 11/01/2041	735		789
2.50%, 08/01/2027(f)	10,000	10,403	4.00%, 01/01/2042	465		500
2.64%, 06/01/2022	2,900	3,007	4.00%, 06/01/2042	213		230
2.87%, 09/01/2027(d)	2,300	2,304	4.50%, 02/01/2025	297		326
3.00%, 08/01/2025(f)	54,000	56,928	4.50%, 04/01/2028	395		431
3.00%, 08/01/2042(f)	1,000	1,040	4.50%, 03/01/2029	113		122
3.00%, 09/01/2042(f)	23,000	23,862	4.50%, 04/01/2029	42		46

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
July 31, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.50%, 05/01/2029	$296	$320		4.50%, 07/01/2039	$5,000	$5,542
4.50%, 05/01/2029	306	331		4.50%, 07/01/2039	3,561	3,852
4.50%, 06/01/2029	1,992	2,158		4.50%, 08/01/2039	376	407
4.50%, 08/01/2029	396	428		4.50%, 08/01/2039	1,957	2,117
4.50%, 09/01/2029	21	22		4.50%, 08/01/2039	968	1,047
4.50%, 10/01/2029	396	429		4.50%, 08/01/2039	1,677	1,814
4.50%, 02/01/2030	158	171		4.50%, 09/01/2039	951	1,028
4.50%, 06/01/2033	369	401		4.50%, 09/01/2039	1,718	1,859
4.50%, 07/01/2033	3,319	3,607		4.50%, 09/01/2039	7,586	8,207
4.50%, 08/01/2033	401	436		4.50%, 09/01/2039	785	849
4.50%, 08/01/2033	10	11		4.50%, 09/01/2039	669	723
4.50%, 08/01/2033	1,320	1,435		4.50%, 09/01/2039	868	939
4.50%, 09/01/2033	856	930		4.50%, 10/01/2039	397	430
4.50%, 09/01/2033	25	27		4.50%, 10/01/2039	64	69
4.50%, 10/01/2033	29	31		4.50%, 10/01/2039	59	64
4.50%, 01/01/2034	2,923	3,176		4.50%, 11/01/2039	1,279	1,383
4.50%, 03/01/2034	14	15		4.50%, 11/01/2039	547	591
4.50%, 01/01/2035	460	499		4.50%, 11/01/2039	736	796
4.50%, 02/01/2035	710	770		4.50%, 11/01/2039	9,756	10,554
4.50%, 04/01/2035	41	44		4.50%, 11/01/2039	371	401
4.50%, 06/01/2035	601	651		4.50%, 12/01/2039	6,364	6,884
4.50%, 09/01/2035	406	439		4.50%, 01/01/2040	340	368
4.50%, 11/01/2035	32,474	35,212		4.50%, 01/01/2040	17	19
4.50%, 12/01/2035	306	332		4.50%, 01/01/2040	729	789
4.50%, 12/01/2035	3,446	3,732		4.50%, 02/01/2040	3,364	3,639
4.50%, 03/01/2036	381	413		4.50%, 02/01/2040	519	563
4.50%, 09/01/2036	1,429	1,548		4.50%, 02/01/2040	135	147
4.50%, 04/01/2037	73	79		4.50%, 02/01/2040	10,470	11,358
4.50%, 07/01/2037	1,119	1,211		4.50%, 02/01/2040	227	247
4.50%, 08/01/2037	786	852		4.50%, 02/01/2040	34	37
4.50%, 03/01/2038	19	20		4.50%, 03/01/2040	98	106
4.50%, 03/01/2038	12	13		4.50%, 03/01/2040	685	743
4.50%, 04/01/2038	719	777		4.50%, 03/01/2040	20	22
4.50%, 04/01/2038	194	210		4.50%, 03/01/2040	266	289
4.50%, 04/01/2038	891	964		4.50%, 03/01/2040	73	79
4.50%, 05/01/2038	339	366		4.50%, 03/01/2040	421	455
4.50%, 06/01/2038	533	577		4.50%, 03/01/2040	1,884	2,044
4.50%, 06/01/2038	257	278		4.50%, 03/01/2040	381	414
4.50%, 06/01/2038	3,316	3,587		4.50%, 03/01/2040	542	588
4.50%, 06/01/2038	261	282		4.50%, 04/01/2040	864	937
4.50%, 08/01/2038	289	313		4.50%, 04/01/2040	783	850
4.50%, 11/01/2038	369	399		4.50%, 05/01/2040	606	657
4.50%, 01/01/2039	696	753		4.50%, 05/01/2040	227	247
4.50%, 01/01/2039	134	145		4.50%, 06/01/2040	759	824
4.50%, 01/01/2039	288	311		4.50%, 06/01/2040	100	108
4.50%, 02/01/2039	605	655		4.50%, 06/01/2040	527	571
4.50%, 02/01/2039	6,889	7,453		4.50%, 07/01/2040	67	72
4.50%, 02/01/2039	149	161		4.50%, 07/01/2040	371	403
4.50%, 03/01/2039	179	193		4.50%, 07/01/2040	1,297	1,407
4.50%, 03/01/2039	162	175		4.50%, 07/01/2040	1,259	1,366
4.50%, 03/01/2039	128	139		4.50%, 07/01/2040	401	435
4.50%, 03/01/2039	1,032	1,117		4.50%, 08/01/2040	25	27
4.50%, 03/01/2039	620	685		4.50%, 08/01/2040	124	134
4.50%, 03/01/2039	138	149		4.50%, 08/01/2040	2,298	2,493
4.50%, 03/01/2039	40	43		4.50%, 08/01/2040	1,498	1,625
4.50%, 04/01/2039	615	666		4.50%, 08/01/2040	33	36
4.50%, 04/01/2039	339	366		4.50%, 08/01/2040	1,759	1,908
4.50%, 04/01/2039	222	240		4.50%, 08/01/2040	1,755	1,899
4.50%, 04/01/2039	535	578		4.50%, 08/01/2040	212,453	229,808
4.50%, 04/01/2039	2,312	2,501		4.50%, 08/01/2040	1,375	1,492
4.50%, 05/01/2039	657	722		4.50%, 08/01/2040	111	120
4.50%, 05/01/2039	556	612		4.50%, 08/01/2040	279	303
4.50%, 06/01/2039	6,643	7,186		4.50%, 09/01/2040	6,625	7,187
4.50%, 06/01/2039	1,540	1,666		4.50%, 09/01/2040	168	183
4.50%, 06/01/2039	951	1,029		4.50%, 09/01/2040	352	382
4.50%, 06/01/2039	3,543	3,832		4.50%, 09/01/2040	166	180
4.50%, 06/01/2039	849	918		4.50%, 09/01/2040	1,618	1,755
4.50%, 07/01/2039	307	333		4.50%, 09/01/2040	6,724	7,295
4.50%, 07/01/2039	21	23		4.50%, 09/01/2040	4,132	4,482

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
July 31, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.50%, 09/01/2040	$858	$931		4.50%, 06/01/2041	$28,522	$30,997
4.50%, 10/01/2040	327	355		4.50%, 06/01/2041	96	105
4.50%, 10/01/2040	3,008	3,264		4.50%, 06/01/2041	350	381
4.50%, 10/01/2040	536	580		4.50%, 06/01/2041	486	528
4.50%, 10/01/2040	21	22		4.50%, 06/01/2041	672	730
4.50%, 10/01/2040	664	721		4.50%, 06/01/2041	97	107
4.50%, 10/01/2040	126	136		4.50%, 06/01/2041	14,789	16,072
4.50%, 10/01/2040	60	65		4.50%, 07/01/2041	1,904	2,069
4.50%, 10/01/2040	2,118	2,291		4.50%, 07/01/2041	197	214
4.50%, 11/01/2040	2,186	2,371		4.50%, 07/01/2041	854	928
4.50%, 11/01/2040	889	964		4.50%, 07/01/2041	930	1,010
4.50%, 12/01/2040	317	344		4.50%, 07/01/2041	32	34
4.50%, 12/01/2040	482	522		4.50%, 07/01/2041	23,282	25,303
4.50%, 01/01/2041	320	346		4.50%, 07/01/2041	547	595
4.50%, 02/01/2041	1,081	1,173		4.50%, 07/01/2041	450	489
4.50%, 02/01/2041	749	813		4.50%, 07/01/2041	11,455	12,449
4.50%, 02/01/2041	186	202		4.50%, 07/01/2041	661	719
4.50%, 02/01/2041	1,532	1,657		4.50%, 07/01/2041	804	874
4.50%, 02/01/2041	790	857		4.50%, 07/01/2041	1,133	1,232
4.50%, 02/01/2041	192	209		4.50%, 07/01/2041	2,698	2,932
4.50%, 02/01/2041	184	200		4.50%, 07/01/2041	80	87
4.50%, 03/01/2041	634	688		4.50%, 08/01/2041	77	84
4.50%, 03/01/2041	480	522		4.50%, 08/01/2041	1,224	1,330
4.50%, 03/01/2041	73	79		4.50%, 08/01/2041	715	777
4.50%, 03/01/2041	758	824		4.50%, 08/01/2041	41	45
4.50%, 03/01/2041	29	32		4.50%, 08/01/2041	191	208
4.50%, 03/01/2041	261	284		4.50%, 08/01/2041	106	115
4.50%, 03/01/2041	312	337		4.50%, 09/01/2041	3,172	3,447
4.50%, 04/01/2041	215	234		4.50%, 09/01/2041	3,138	3,411
4.50%, 04/01/2041	281	305		4.50%, 09/01/2041	132	143
4.50%, 04/01/2041	72	78		4.50%, 09/01/2041	10,999	11,953
4.50%, 04/01/2041	510	554		4.50%, 10/01/2041	1,308	1,421
4.50%, 04/01/2041	185	201		4.50%, 11/01/2041	2,084	2,265
4.50%, 04/01/2041	379	412		4.50%, 12/01/2041	70	76
4.50%, 04/01/2041	371	403		4.50%, 01/01/2042	139	151
4.50%, 04/01/2041	379	412		4.50%, 01/01/2042	114	124
4.50%, 04/01/2041	80	87		4.50%, 08/01/2042(f)	98,000	105,978
4.50%, 04/01/2041	621	675		5.00%, 10/01/2029	278	304
4.50%, 04/01/2041	19	21		5.00%, 01/01/2030	1,044	1,139
4.50%, 04/01/2041	92	100		5.00%, 07/01/2030	785	856
4.50%, 04/01/2041	981	1,064		5.00%, 08/01/2030	409	446
4.50%, 04/01/2041	768	834		5.00%, 07/01/2033	53	59
4.50%, 05/01/2041	200	217		5.00%, 08/01/2033	49	53
4.50%, 05/01/2041	343	372		5.00%, 12/01/2035	15,934	17,402
4.50%, 05/01/2041	294	320		5.00%, 10/01/2036	5,001	5,462
4.50%, 05/01/2041	65	71		5.00%, 07/01/2040	57	62
4.50%, 05/01/2041	28,236	30,686		5.00%, 08/01/2040(f)	33,000	35,960
4.50%, 05/01/2041	50	55		5.50%, 11/01/2023	241	263
4.50%, 05/01/2041	17	18		5.50%, 02/01/2027	8	8
4.50%, 05/01/2041	6,769	7,357		5.50%, 08/01/2027	83	91
4.50%, 05/01/2041	631	686		5.50%, 09/01/2027	198	217
4.50%, 05/01/2041	68	74		5.50%, 04/01/2028	7,611	8,362
4.50%, 05/01/2041	54	60		5.50%, 06/01/2028	43	47
4.50%, 05/01/2041	936	1,017		5.50%, 01/01/2030	177	194
4.50%, 05/01/2041	42,971	46,700		5.50%, 12/01/2032	61	68
4.50%, 05/01/2041	29,952	32,551		5.50%, 04/01/2033	421	466
4.50%, 05/01/2041	96	104		5.50%, 05/01/2033	256	283
4.50%, 05/01/2041	213	231		5.50%, 06/01/2033	158	174
4.50%, 05/01/2041	3,307	3,594		5.50%, 08/01/2033	301	332
4.50%, 05/01/2041	816	887		5.50%, 09/01/2033	68	75
4.50%, 05/01/2041	155	171		5.50%, 12/01/2033	341	377
4.50%, 05/01/2041	225	245		5.50%, 12/01/2033	18	20
4.50%, 05/01/2041	53	57		5.50%, 12/01/2033	29	32
4.50%, 05/01/2041	2,746	2,984		5.50%, 01/01/2034	235	261
4.50%, 05/01/2041	4,000	4,347		5.50%, 04/01/2034	60	66
4.50%, 05/01/2041	715	777		5.50%, 08/01/2034	11	12
4.50%, 06/01/2041	400	434		5.50%, 09/01/2034	29	32
4.50%, 06/01/2041	37	40		5.50%, 01/01/2035	79	87
4.50%, 06/01/2041	680	739		5.50%, 07/01/2035	88	97

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
July 31, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
5.50%, 08/01/2035	$302	$333		5.50%, 12/01/2038	$330	$362
5.50%, 08/01/2035	30	33		5.50%, 01/01/2039	391	430
5.50%, 10/01/2035	318	351		5.50%, 01/01/2039	2,581	2,832
5.50%, 11/01/2035	32	35		5.50%, 03/01/2039	317	348
5.50%, 12/01/2035	28	31		5.50%, 05/01/2039	582	642
5.50%, 01/01/2036	185	205		5.50%, 05/01/2039	1,699	1,864
5.50%, 02/01/2036	753	831		5.50%, 08/01/2039	12,922	14,181
5.50%, 06/01/2036	165	181		5.50%, 11/01/2039	4,430	4,862
5.50%, 12/01/2036	351	386		5.50%, 12/01/2039	1,105	1,215
5.50%, 12/01/2036	213	234		5.50%, 05/01/2040	75	83
5.50%, 12/01/2036	62	68		5.50%, 05/01/2040	1,729	1,898
5.50%, 12/01/2036	420	462		5.50%, 08/01/2040(f)	46,500	51,012
5.50%, 01/01/2037	160	176		5.50%, 02/01/2041	709	783
5.50%, 01/01/2037	214	236		5.50%, 04/01/2041	187	206
5.50%, 01/01/2037	465	511		5.50%, 07/01/2041	8,841	9,702
5.50%, 02/01/2037	255	280		5.50%, 07/01/2041	693	761
5.50%, 02/01/2037	18	19		5.50%, 07/01/2041(f)	4,000	4,381
5.50%, 02/01/2037	215	236		5.50%, 09/01/2041	230	253
5.50%, 03/01/2037	151	165		6.00%, 12/01/2031	18	20
5.50%, 03/01/2037	249	273		6.00%, 04/01/2033	20	23
5.50%, 04/01/2037	379	416		6.00%, 07/01/2033	8	9
5.50%, 04/01/2037	9	10		6.00%, 06/01/2034	15	16
5.50%, 05/01/2037	1,819	1,997		6.00%, 07/01/2034	9	10
5.50%, 05/01/2037	587	644		6.00%, 08/01/2034	35	39
5.50%, 06/01/2037	58	64		6.00%, 11/01/2034	35	39
5.50%, 06/01/2037	369	405		6.00%, 04/01/2035	8	9
5.50%, 06/01/2037	62	68		6.00%, 05/01/2035	25	28
5.50%, 07/01/2037	12	13		6.00%, 06/01/2035	72	79
5.50%, 07/01/2037	26	29		6.00%, 06/01/2035	608	675
5.50%, 07/01/2037	17	19		6.00%, 07/01/2035	565	628
5.50%, 08/01/2037	204	226		6.00%, 09/01/2035	100	111
5.50%, 08/01/2037	137	150		6.00%, 09/01/2035	22	24
5.50%, 09/01/2037	11	12		6.00%, 10/01/2035	12	13
5.50%, 12/01/2037	148	162		6.00%, 10/01/2035	623	692
5.50%, 12/01/2037	8	9		6.00%, 02/01/2036	84	95
5.50%, 01/01/2038	97	107		6.00%, 02/01/2036	271	299
5.50%, 01/01/2038	43	47		6.00%, 04/01/2036	441	488
5.50%, 01/01/2038	22	24		6.00%, 05/01/2036	269	298
5.50%, 01/01/2038	493	541		6.00%, 05/01/2036	117	130
5.50%, 02/01/2038	449	495		6.00%, 06/01/2036	5	5
5.50%, 02/01/2038	44	48		6.00%, 07/01/2036	203	224
5.50%, 03/01/2038	95	104		6.00%, 07/01/2036	26	28
5.50%, 04/01/2038	13	14		6.00%, 08/01/2036	42	47
5.50%, 04/01/2038	584	640		6.00%, 08/01/2036	74	81
5.50%, 05/01/2038	66	73		6.00%, 08/01/2036	5	5
5.50%, 05/01/2038	62	69		6.00%, 08/01/2036	6	7
5.50%, 05/01/2038	280	307		6.00%, 08/01/2036	8	8
5.50%, 05/01/2038	307	337		6.00%, 09/01/2036	290	321
5.50%, 05/01/2038	758	832		6.00%, 09/01/2036	365	403
5.50%, 05/01/2038	173	190		6.00%, 09/01/2036	391	432
5.50%, 05/01/2038	279	306		6.00%, 09/01/2036	303	335
5.50%, 05/01/2038	42	46		6.00%, 09/01/2036	8	9
5.50%, 06/01/2038	38	42		6.00%, 10/01/2036	22	25
5.50%, 06/01/2038	576	632		6.00%, 10/01/2036	6	6
5.50%, 06/01/2038	669	734		6.00%, 10/01/2036	148	164
5.50%, 06/01/2038	41	45		6.00%, 10/01/2036	493	545
5.50%, 06/01/2038	37	40		6.00%, 10/01/2036	17	19
5.50%, 06/01/2038	80	88		6.00%, 10/01/2036	1,671	1,847
5.50%, 06/01/2038	78	86		6.00%, 10/01/2036	8	9
5.50%, 07/01/2038	664	729		6.00%, 10/01/2036	5	6
5.50%, 07/01/2038	528	579		6.00%, 10/01/2036	104	115
5.50%, 07/01/2038	1,056	1,159		6.00%, 11/01/2036	59	66
5.50%, 08/01/2038	29	31		6.00%, 11/01/2036	6	7
5.50%, 08/01/2038	201	221		6.00%, 11/01/2036	171	189
5.50%, 08/01/2038	1,123	1,239		6.00%, 11/01/2036	86	95
5.50%, 10/01/2038	191	209		6.00%, 11/01/2036	3	3
5.50%, 11/01/2038	445	488		6.00%, 11/01/2036	5	6
5.50%, 11/01/2038	27	29		6.00%, 11/01/2036	188	207
5.50%, 12/01/2038	7	8		6.00%, 12/01/2036	18	20

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
July 31, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
6.00%, 12/01/2036	$66	$73		6.00%, 09/01/2037	$787	$870
6.00%, 12/01/2036	423	467		6.00%, 09/01/2037	5	5
6.00%, 12/01/2036	16	17		6.00%, 09/01/2037	3,007	3,324
6.00%, 12/01/2036	258	285		6.00%, 09/01/2037	152	168
6.00%, 12/01/2036	239	264		6.00%, 09/01/2037	30	33
6.00%, 12/01/2036	601	665		6.00%, 09/01/2037	136	151
6.00%, 12/01/2036	394	436		6.00%, 09/01/2037	5	6
6.00%, 12/01/2036	107	118		6.00%, 09/01/2037	1,087	1,202
6.00%, 01/01/2037	428	473		6.00%, 09/01/2037	577	638
6.00%, 01/01/2037	66	72		6.00%, 09/01/2037	326	360
6.00%, 01/01/2037	345	382		6.00%, 09/01/2037	382	423
6.00%, 01/01/2037	467	517		6.00%, 09/01/2037	193	214
6.00%, 01/01/2037	159	176		6.00%, 09/01/2037	4	5
6.00%, 01/01/2037	7	7		6.00%, 09/01/2037	234	259
6.00%, 02/01/2037	157	174		6.00%, 09/01/2037	3,272	3,617
6.00%, 04/01/2037	10	11		6.00%, 09/01/2037	855	945
6.00%, 04/01/2037	306	338		6.00%, 09/01/2037	366	405
6.00%, 04/01/2037	178	197		6.00%, 09/01/2037	16	18
6.00%, 04/01/2037	202	224		6.00%, 09/01/2037	372	411
6.00%, 04/01/2037	263	290		6.00%, 09/01/2037	84	93
6.00%, 04/01/2037	65	72		6.00%, 09/01/2037	411	455
6.00%, 04/01/2037	422	466		6.00%, 10/01/2037	383	424
6.00%, 05/01/2037	10	11		6.00%, 10/01/2037	398	440
6.00%, 05/01/2037	297	328		6.00%, 10/01/2037	88	97
6.00%, 05/01/2037	139	154		6.00%, 10/01/2037	7	8
6.00%, 06/01/2037	7	7		6.00%, 10/01/2037	344	380
6.00%, 06/01/2037	23	26		6.00%, 10/01/2037	94	104
6.00%, 06/01/2037	180	199		6.00%, 10/01/2037	108	120
6.00%, 06/01/2037	165	183		6.00%, 10/01/2037	207	228
6.00%, 06/01/2037	268	296		6.00%, 10/01/2037	772	854
6.00%, 06/01/2037	243	269		6.00%, 10/01/2037	16,672	18,431
6.00%, 07/01/2037	158	174		6.00%, 10/01/2037	228	252
6.00%, 07/01/2037	4	5		6.00%, 10/01/2037	114	126
6.00%, 07/01/2037	827	915		6.00%, 10/01/2037	570	631
6.00%, 07/01/2037	7	7		6.00%, 10/01/2037	1,544	1,707
6.00%, 07/01/2037	263	291		6.00%, 10/01/2037	192	212
6.00%, 07/01/2037	43	48		6.00%, 10/01/2037	655	724
6.00%, 07/01/2037	658	727		6.00%, 10/01/2037	4,145	4,582
6.00%, 07/01/2037	120	133		6.00%, 10/01/2037	7	8
6.00%, 07/01/2037	4	4		6.00%, 10/01/2037	25	27
6.00%, 07/01/2037	34	38		6.00%, 10/01/2037	255	282
6.00%, 07/01/2037	3	4		6.00%, 11/01/2037	148	163
6.00%, 07/01/2037	239	264		6.00%, 11/01/2037	47	52
6.00%, 07/01/2037	42	47		6.00%, 11/01/2037	1,095	1,211
6.00%, 07/01/2037	120	132		6.00%, 11/01/2037	952	1,052
6.00%, 07/01/2037	25	28		6.00%, 11/01/2037	240	266
6.00%, 07/01/2037	245	271		6.00%, 11/01/2037	320	354
6.00%, 07/01/2037	200	221		6.00%, 11/01/2037	44	48
6.00%, 07/01/2037	82	91		6.00%, 11/01/2037	9	10
6.00%, 07/01/2037	38	42		6.00%, 11/01/2037	6	7
6.00%, 08/01/2037	126	139		6.00%, 11/01/2037	558	617
6.00%, 08/01/2037	96	106		6.00%, 11/01/2037	132	146
6.00%, 08/01/2037	5	6		6.00%, 11/01/2037	316	349
6.00%, 08/01/2037	273	302		6.00%, 11/01/2037	509	563
6.00%, 08/01/2037	116	128		6.00%, 11/01/2037	79	87
6.00%, 08/01/2037	250	277		6.00%, 11/01/2037	188	208
6.00%, 08/01/2037	127	140		6.00%, 11/01/2037	142	157
6.00%, 08/01/2037	198	219		6.00%, 11/01/2037	143	159
6.00%, 08/01/2037	7	8		6.00%, 11/01/2037	2,950	3,261
6.00%, 08/01/2037	6,406	7,082		6.00%, 11/01/2037	266	294
6.00%, 08/01/2037	101	111		6.00%, 12/01/2037	1,141	1,261
6.00%, 08/01/2037	131	145		6.00%, 12/01/2037	76	84
6.00%, 08/01/2037	96	107		6.00%, 12/01/2037	477	527
6.00%, 08/01/2037	190	210		6.00%, 12/01/2037	499	552
6.00%, 08/01/2037	911	1,007		6.00%, 12/01/2037	311	344
6.00%, 09/01/2037	6,994	7,732		6.00%, 12/01/2037	28	31
6.00%, 09/01/2037	5	6		6.00%, 12/01/2037	270	299
6.00%, 09/01/2037	9	10		6.00%, 12/01/2037	65	71
6.00%, 09/01/2037	160	177		6.00%, 12/01/2037	149	165

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
July 31, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				U.S. Treasury Inflation-Indexed Obligations (continued)
6.00%, 12/01/2037	$276	$305		3.88%, 04/15/2029	$1,817	$3,027
6.00%, 12/01/2037	149	164				$275,379
6.00%, 12/01/2037	200	221		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
6.00%, 01/01/2038	77	85		OBLIGATIONS		$2,314,472
6.00%, 01/01/2038	524	579			Maturity
6.00%, 01/01/2038	457	506		REPURCHASE AGREEMENTS - 2.16%	Amount (000's)	Value(000	's)
6.00%, 01/01/2038	107	118
6.00%, 01/01/2038	830	918		Banks - 2.16%
6.00%, 01/01/2038	6	6		JP Morgan Repurchase Agreement; 0.21%	$73,100	$73,100
6.00%, 01/01/2038	368	407		dated 07/31/2012 maturing 08/01/2012
6.00%, 01/01/2038	311	344		(collateralized by US Government Security;
6.00%, 01/01/2038	333	367		$74,359,898; 0.75%; dated 06/04/15)
6.00%, 02/01/2038	339	375
6.00%, 02/01/2038	17	18		TOTAL REPURCHASE AGREEMENTS		$73,100
6.00%, 02/01/2038	1,375	1,520			Principal
6.00%, 02/01/2038	245	271		COMMERCIAL PAPER - 3.81%	Amount (000's)	Value(000	's)
6.00%, 02/01/2038	486	539		Sovereign - 3.81%
6.00%, 03/01/2038	200	221		Japan Treasury Discount Bill
6.00%, 03/01/2038	58	65		0.10%, 10/22/2012	JPY 9,720,000	124,388
6.00%, 09/01/2038	290	320		0.10%, 10/29/2012	370,000	4,735
6.00%, 09/01/2038	881	972				$129,123
6.00%, 09/01/2038	122	134		TOTAL COMMERCIAL PAPER		$129,123
6.00%, 09/01/2038	2,793	3,087
6.00%, 10/01/2038	526	580			Principal
6.00%, 10/01/2038	343	379		CERTIFICATE OF DEPOSIT - 0.42%	Amount (000's)	Value(000	's)
6.00%, 11/01/2038	53	59		Banks - 0.42%
6.00%, 12/01/2038	657	725		Intesa Sanpaolo SpA/New York NY
6.00%, 12/01/2038	490	541		2.38%, 12/21/2012	14,500	14,200
6.00%, 12/01/2038	22	25
		$1,525,250		TOTAL CERTIFICATE OF DEPOSIT		$14,200
U.S. Treasury - 14.85%				Total Investments		$3,820,276
0.50%, 07/31/2017	17,300	17,218		Liabilities in Excess of Other Assets, Net - (12.73)%		$(431,475)
0.75%, 06/30/2017(g)	6,200	6,248		TOTAL NET ASSETS - 100.00%		$3,388,801
0.88%, 07/31/2019	72,600	72,055
1.00%, 06/30/2019	36,000	36,070		(a)	Variable Rate. Rate shown is in effect at July 31, 2012.
1.13%, 05/31/2019	40,700	41,158		(b)	Security exempt from registration under Rule 144A of the Securities Act of
1.25%, 04/30/2019	58,300	59,502			1933. These securities may be resold in transactions exempt from
1.38%, 11/30/2018(g)	52,800	54,466
1.50%, 08/31/2018(g),(h)	131,300	136,593			registration, normally to qualified institutional buyers. Unless otherwise
					indicated, these securities are not considered illiquid. At the end of the
1.75%, 05/15/2022	44,400	45,448			period, the value of these securities totaled $329,371 or 9.72% of net
3.00%, 05/15/2042	14,700	15,986		assets.
3.13%, 11/15/2041	8,100	9,032		(c) Security is Illiquid
3.38%, 11/15/2019	6,000	6,999		(d)	Market value is determined in accordance with procedures established in
3.50%, 02/15/2018	2,100	2,418			good faith by the Board of Directors. At the end of the period, the value of
		$503,193			these securities totaled $18,431 or 0.54% of net assets.
U.S. Treasury Bill - 0.04%				(e)	Security purchased on a when-issued basis.
0.13%, 08/16/2012(g),(i)	90	90		(f)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
0.14%, 11/23/2012(g),(i)	470	470			Notes to Financial Statements for additional information.
0.17%, 07/25/2013(g),(i)	133	133		(g)	Security or a portion of the security was pledged to cover margin
0.20%, 06/27/2013(g),(i)	665	664			requirements for swap and/or swaption contracts. At the end of the period,
		$1,357			the value of these securities totaled $22,369 or 0.66% of net assets.
				(h)	Security or a portion of the security was pledged to cover margin
U.S. Treasury Inflation-Indexed Obligations - 8.13%					requirements for futures contracts. At the end of the period, the value of
0.13%, 01/15/2022	17,972	19,402			these securities totaled $5,593 or 0.17% of net assets.
0.13%, 07/15/2022	999	1,084		(i)	Rate shown is the discount rate of the original purchase.
0.63%, 07/15/2021	10,910	12,348
0.75%, 02/15/2042	14,747	16,470
1.13%, 01/15/2021	5,673	6,625
1.25%, 07/15/2020	6,639	7,820
1.38%, 01/15/2020(g)	11,159	13,152
1.75%, 01/15/2028	11,957	15,462
2.00%, 01/15/2026	16,326	21,368
2.13%, 02/15/2040	6,486	9,691
2.38%, 01/15/2025	12,436	16,760
2.38%, 01/15/2027(g)	63,589	87,698
2.50%, 01/15/2029(h)	30,078	43,118
3.63%, 04/15/2028	853	1,354

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
July 31, 2012 (unaudited)

Portfolio Summary (unaudited)
Sector				Percent
Mortgage Securities				49 .44%
Government				35 .93%
Financial				17 .82%
Revenue Bonds				3.04%
Energy				1.50%
General Obligation Unltd				1.16%
Asset Backed Securities				1.07%
Consumer, Non-cyclical				1.04%
Utilities				0.56%
Basic Materials				0.46%
Industrial				0.37%
Communications				0.26%
Diversified				0.03%
Insured				0.03%
Consumer, Cyclical				0.02%
Investments Sold Short				(0.03)%
Liabilities in Excess of Other Assets, Net				(12.70)%
TOTAL NET ASSETS				100.00%

Credit Default Swaps

Sell Protection
			Implied
			Credit Spread	(Pay)/					Upfront		Unrealized
			as of July 31,	Receive	Expiration	Notional		Market	Premiums		Appreciation/
Counterparty (Issuer)		Reference Entity	2012(c)	Fixed Rate	Date	Amount (a)		Value (b)	Paid/(Received)		(Depreciation)
Bank of America NA		Berkshire Hathaway	0.93%	1.00%	03/20/2015		$2,200	$9	$(20	) $	29
		Finance Corp; 4.63%;
		10/15/2013
Bank of America NA		Credit Agricole	5.16%	1.00%	06/20/2016	EUR	2,500	(471)	(206)		(265)
		(London); 0.50%;
		03/13/2016
Bank of America NA		France (Govt of) OAT	1.08%	0.25%	03/20/2016		$1,400	(44)	(40)		(4)
	BD;	4.25%; 04/25/2019
Bank of America NA		General Electric Capital	1.21%	1.00%	12/20/2015		2,100	(14)	(28)		14
	Corp;	5.63%; 09/15/2017
Bank of America NA		General Electric Capital	1.21%	1.00%	12/20/2015		2,000	(13)	(26)		13
	Corp;	5.63%; 09/15/2017
Bank of America NA		Japanese Government	0.81%	1.00%	03/20/2017		4,600	38	(32)		70
	Bond	(20Y); 2.00%;
		03/21/2022
Bank of America NA		Japanese Government	0.81%	1.00%	03/20/2017		16,100	134	(104)		238
	Bond	(20Y); 2.00%;
		03/21/2022
Bank of America NA		Japanese Government	0.61%	1.00%	03/20/2016		200	3	2		1
	Bond	(20Y); 2.00%;
		03/21/2022
Bank of America NA		Japanese Government	0.61%	1.00%	03/20/2016		300	4	3		1
	Bond	(20Y); 2.00%;
		03/21/2022
Bank of America NA		MetLife Inc; 5.00%;	1.94%	1.00%	09/20/2015		9,500	(280)	(383)		103
		06/15/2015
Bank of America NA		MetLife Inc; 5.00%;	2.01%	1.00%	12/20/2015		3,900	(133)	(142)		9
		06/15/2015
Bank of America NA		Republic of Indonesia	2.20%	1.00%	06/20/2021		7,100	(639)	(416)		(223)
		144A Note; 7.25%;
		04/20/2015
Bank of America NA		Republic of Korea	1.17%	1.00%	09/20/2017		1,400	(12)	(10)		(2)
		Global Bond; 4.88%;
		09/22/2014
Bank of America NA		UK GILT; 4.25%;	0.34%	1.00%	06/20/2016		3,200	82	49		33
		06/07/2032
Bank of America NA		United Mexican States;	1.41%	1.00%	03/20/2021		200	(7)	(7)		—
		7.50%; 04/08/2033
Bank of America NA		United Mexican States;	1.42%	1.00%	06/20/2021		10,500	(401)	(268)		(133)
		7.50%; 04/08/2033
Bank of America NA		United Mexican States;	0.70%	1.00%	09/20/2015		300	2	(3)		5
		7.50%; 04/08/2033

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
July 31, 2012 (unaudited)

Credit Default Swaps (continued)

Sell Protection (continued)
				Implied
				Credit Spread	(Pay)/						Upfront		Unrealized
				as of July 31,	Receive	Expiration	Notional		Market		Premiums		Appreciation/
Counterparty (Issuer)		Reference Entity		2012(c)	Fixed Rate	Date	Amount (a)		Value (b)		Paid/(Received)		(Depreciation)
Barclays Bank PLC		Berkshire Hathaway		1.27%	1.00%	06/20/2017		$500	$(6	) $	(13	) $	7
		Finance Corp; 2.45%;
		12/15/2013
Barclays Bank PLC		France (Govt of) OAT		1.22%	0.25%	09/20/2016		400	(17)		(20)		3
	BD;	4.25%; 04/25/2019
Barclays Bank PLC		France (Govt of) OAT		1.08%	0.25%	03/20/2016		1,000	(32)		(26)		(6)
	BD;	4.25%; 04/25/2019
Barclays Bank PLC		Morgan Stanley Dean		2.16%	1.00%	09/20/2012		400	(1)		(1)		—
		Witter Global Note;
		6.60%; 04/01/2012
Barclays Bank PLC		Republic of Brazil		0.83%	1.00%	06/20/2015		500	2		(4)		6
		Global Bond; 12.25%;
		03/06/2030
Barclays Bank PLC		Republic of Brazil		0.93%	1.00%	12/20/2015		11,600	5		(45)		50
		Global Bond; 12.25%;
		03/06/2030
Barclays Bank PLC		Republic of Indonesia		1.27%	1.00%	06/20/2016		1,500	(11)		(18)		7
		144A Note; 7.25%;
		04/20/2015
Barclays Bank PLC		Republic of Indonesia		1.27%	1.00%	06/20/2016		1,500	(12)		(18)		6
		144A Note; 7.25%;
		04/20/2015
Barclays Bank PLC		Republic of Indonesia		2.20%	1.00%	06/20/2021		4,400	(395)		(246)		(149)
		144A Note; 7.25%;
		04/20/2015
Barclays Bank PLC		United Mexican States;		0.61%	1.00%	03/20/2015		1,500	14		(17)		31
		7.50%; 04/08/2033
BNP Paribas		General Electric Capital		0.83%	1.00%	03/20/2014		1,100	5		(27)		32
	Corp;	5.63%; 09/15/2017
BNP Paribas		U S Treasury Note;		0.41%	0.25%	03/20/2016	EUR	6,200	(22)		(64)		42
		4.88%; 08/15/2016
Citibank NA		Berkshire Hathaway		1.10%	1.00%	03/20/2016		$300	—		(2)		2
		Finance Corp; 4.63%;
		10/15/2013
Citibank NA		Republic of Brazil		0.87%	1.00%	09/20/2015		1,000	2		(10)		12
		Global Bond; 12.25%;
		03/06/2030
Citibank NA		Republic of Brazil		0.00%	1.00%	06/20/2016		5,400	(17)		(14)		(3)
		Global Bond; 12.25%;
		03/06/2030
Citibank NA		Republic of Brazil		0.83%	1.00%	06/20/2015		1,000	3		(16)		19
		Global Bond; 12.25%;
		03/06/2030
Citibank NA		Republic of Brazil		1.62%	1.00%	03/20/2021		9,900	(522)		(378)		(144)
		Global Bond; 12.25%;
		03/06/2030
Citibank NA		Republic of Indonesia		2.20%	1.00%	06/20/2021		14,200	(1,277)		(803)		(474)
		144A Note; 7.25%;
		04/20/2015
Citibank NA		Republic of Korea		1.17%	1.00%	09/20/2017		4,800	(40)		(37)		(3)
		Global Bond; 4.88%;
		09/22/2014
Citibank NA		Russian Federation		1.32%	1.00%	03/20/2016		11,200	(138)		(199)		61
	Bond;	7.50	%;
		03/31/2030
Citibank NA		UK GILT; 4.25%;		0.34%	1.00%	06/20/2016		5,100	132		31		101
		06/07/2032
Citibank NA		United Mexican States;		0.88%	1.00%	06/20/2016		2,900	13		(5)		18
		7.50%; 04/08/2033
Citibank NA		United Mexican States;		0.70%	1.00%	09/20/2015		700	5		(7)		12
		7.50%; 04/08/2033
Citibank NA		United Mexican States;		0.61%	1.00%	03/20/2015		1,500	14		(18)		32
		7.50%; 04/08/2033
Deutsche Bank AG		France (Govt of) OAT		1.08%	0.25%	03/20/2016		500	(15)		(14)		(1)
	BD;	4.25%; 04/25/2019
Deutsche Bank AG		General Electric Capital		0.73%	4.90%	12/20/2013		300	18		—		18
	Corp;	5.63%; 09/15/2017

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
July 31, 2012 (unaudited)

Credit Default Swaps (continued)

Sell Protection (continued)
			Implied
			Credit Spread	(Pay)/				Upfront	Unrealized
			as of July 31,	Receive	Expiration	Notional	Market	Premiums	Appreciation/
Counterparty (Issuer)		Reference Entity	2012 (c)	Fixed Rate	Date	Amount (a)	Value (b)	Paid/(Received)	(Depreciation)
Deutsche Bank AG		General Electric Capital	0.73%	4.75%	12/20/2013	$100	$6 $	— $	6
	Corp;	5.63%; 09/15/2017
Deutsche Bank AG		General Electric Capital	0.73%	4.30%	12/20/2013	300	15	—	15
	Corp;	5.63%; 09/15/2017
Deutsche Bank AG		General Electric Capital	0.73%	4.23%	12/20/2013	800	40	—	40
	Corp;	5.63%; 09/15/2017
Deutsche Bank AG		Japanese Government	0.44%	1.00%	03/20/2015	1,000	15	6	9
	Bond	(20Y); 2.00%;
		03/21/2022
Deutsche Bank AG		Metlife Inc; 5.00%;	2.43%	1.00%	03/20/2018	4,600	(343)	(210)	(133)
		06/15/2015
Deutsche Bank AG		Petrobas International;	0.77%	1.00%	09/20/2013	7,100	13	(12)	25
		8.38%; 12/10/2018
Deutsche Bank AG		Republic of Brazil	1.04%	1.00%	06/20/2016	3,300	(11)	(9)	(2)
		Global Bond; 12.25%;
		03/06/2030
Deutsche Bank AG		Republic of Brazil	0.83%	1.00%	06/20/2015	600	2	(3)	5
		Global Bond; 12.25%;
		03/06/2030
Deutsche Bank AG		Republic of Indonesia;	0.93%	1.00%	09/20/2015	500	2	(7)	9
		6.75%; 03/10/2014
Deutsche Bank AG		Republic of Korea	0.88%	1.00%	06/20/2016	600	3	—	3
		Global Bond; 4.88%;
		09/22/2014
Deutsche Bank AG		Republic of Korea	0.88%	1.00%	06/20/2016	1,000	5	—	5
		Global Bond; 4.88%;
		09/22/2014
Deutsche Bank AG		United Mexican States;	0.82%	1.00%	03/20/2016	5,900	34	(31)	65
		7.50%; 04/08/2033
Deutsche Bank AG		United Mexican States;	0.61%	1.00%	03/20/2015	800	8	(9)	17
		7.50%; 04/08/2033
Goldman Sachs & Co		Berkshire Hathaway	0.93%	1.00%	03/20/2015	1,100	4	(10)	14
		Finance Corp; 4.63%;
		10/15/2013
Goldman Sachs & Co		France (Govt of) OAT	1.16%	0.25%	06/20/2016	7,500	(272)	(148)	(124)
		BD;4.25%; 04/25/2019
Goldman Sachs & Co		France (Govt of) OAT	1.08%	0.25%	03/20/2016	21,400	(669)	(1,075)	406
		BD;4.25%; 04/25/2019
Goldman Sachs & Co		Japanese Government	0.66%	1.00%	06/20/2016	3,300	42	25	17
		Bond(20Y); 2.00%;
		03/21/2022
Goldman Sachs & Co		Republic of Brazil	0.83%	1.00%	06/20/2015	500	1	(4)	5
		Global Bond; 12.25%;
		03/06/2030
Goldman Sachs & Co		UK GILT; 4.25%;	0.27%	1.00%	12/20/2015	1,000	26	15	11
		06/07/2032
Goldman Sachs & Co		UK GILT; 4.25%;	0.20%	1.00%	06/20/2015	12,300	297	63	234
		06/07/2032
Goldman Sachs & Co		UK GILT; 4.25%;	0.27%	1.00%	12/20/2015	2,100	54	32	22
		06/07/2032
Goldman Sachs & Co		United Mexican States;	0.82%	1.00%	03/20/2016	1,900	11	(48)	59
		5.95%; 03/19/2019
HSBC Securities Inc		France (Govt of) OAT	1.55%	0.25%	09/20/2017	1,500	(101)	(100)	(1)
	BD;	4.25%; 04/25/2019
HSBC Securities Inc		France (Govt of) OAT	1.22%	0.25%	09/20/2016	400	(16)	(12)	(4)
	BD;	4.25%; 04/25/2019
HSBC Securities Inc		France (Govt of) OAT	1.22%	0.25%	09/20/2016	500	(21)	(25)	4
	BD;	4.25%; 04/25/2019
HSBC Securities Inc		Republic of Brazil	0.87%	1.00%	09/20/2015	1,500	4	(9)	13
		Global Bond; 12.25%;
		03/06/2030
HSBC Securities Inc		Republic of Brazil	1.04%	1.00%	06/20/2016	6,000	(18)	(168)	150
		Global Bond; 12.25%;
		03/06/2030
HSBC Securities Inc		Republic of Brazil	0.83%	1.00%	06/20/2015	24,500	78	(401)	479
		Global Bond; 12.25%;
		03/06/2030

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
July 31, 2012 (unaudited)

Credit Default Swaps (continued)

Sell Protection (continued)
				Implied
				Credit Spread	(Pay)/				Upfront			Unrealized
				as of July 31,	Receive	Expiration	Notional		Market		Premiums	Appreciation/
Counterparty (Issuer)		Reference Entity		2012(c)	Fixed Rate	Date	Amount (a)		Value (b)		Paid/(Received)	(Depreciation)
HSBC Securities Inc		Republic of Brazil		0.83%	1.00%	06/20/2015		$2,100	$7		$(12)	$19
		Global Bond; 12.25%;
		03/06/2030
HSBC Securities Inc		Republic of Brazil		0.93%	1.00%	12/20/2015		5,200	2		(112)	114
		Global Bond; 12.25%;
		03/06/2030
HSBC Securities Inc		Republic of Brazil		0.99%	1.00%	03/20/2016		38,100	(50)		(501)	451
		Global Bond; 12.25%;
		03/06/2030
HSBC Securities Inc		Republic of Brazil		0.83%	1.00%	06/20/2015		4,400	14		(27)	41
		Global Bond; 12.25%;
		03/06/2030
HSBC Securities Inc		United Mexican States;		1.41%	1.00%	03/20/2021		7,500	(271)		(297)	26
		7.50%; 04/08/2033
JP Morgan Chase		General Electric Capital		0.83%	1.00%	03/20/2014		3,400	14		(67)	81
	Corp;	5.63%; 09/15/2017
JP Morgan Chase		Morgan Stanley Dean		2.16%	1.00%	09/20/2012		1,100	(1)		(2)	1
		Witter Global Note;
		6.60%; 04/01/2012
JP Morgan Chase		Republic of Brazil		1.08%	1.00%	09/20/2016		1,200	(6)		(6)	—
		Global Bond; 12.25%;
		03/06/2030
JP Morgan Chase		United Mexican States;		1.12%	1.00%	09/20/2017		9,600	(62)		(132)	70
		5.95%; 03/19/2019
Morgan Stanley & Co		Australia Government		0.67%	1.00%	09/20/2017		600	10		8	2
	Bond;	6.50	%;
		05/15/2013
Morgan Stanley & Co		France (Govt of) OAT		1.08%	0.25%	03/20/2016		500	(16)		(12)	(4)
	BD;	4.25%; 04/25/2019
Morgan Stanley & Co		Republic of Brazil		0.83%	1.00%	06/20/2015		600	2		(3)	5
		Global Bond; 12.25%;
		03/06/2030
Morgan Stanley & Co		Republic of Indonesia		2.20%	1.00%	06/20/2021		7,700	(693)		(1,098)	405
		144A Note; 7.25%;
		04/20/2015
Morgan Stanley & Co		Republic of Indonesia		1.06%	1.00%	12/20/2015		1,100	—		(52)	52
		144A Note; 7.25%;
		04/20/2015
Morgan Stanley & Co		Republic of Korea		1.17%	1.00%	09/20/2017		1,300	(11)		(9)	(2)
		Global Bond; 4.88%;
		09/22/2014
Royal Bank of Scotland PLC		France (Govt of) OAT		1.08%	0.25%	03/20/2016		500	(16)		(12)	(4)
	BD;	4.25%; 04/25/2019
Royal Bank of Scotland PLC		France (Govt of) OAT		0.99%	0.25%	12/20/2015		700	(18)		(9)	(9)
	BD;	4.25%; 04/25/2019
Royal Bank of Scotland PLC		United Mexican States;		0.70%	1.00%	09/20/2015		2,100	17		(15)	32
		7.50%; 04/08/2033
UBS Securities		Berkshire Hathaway		0.93%	1.00%	03/20/2015		1,100	5		(10)	15
		Finance Corp; 4.63%;
		10/15/2013
UBS Securities		France (Govt of) OAT		1.08%	0.25%	03/20/2016		1,800	(56)		(51)	(5)
	BD;	4.25%; 04/25/2019
UBS Securities		Republic of Brazil		0.87%	1.00%	09/20/2015		500	1		(3)	4
		Global Bond; 12.25%;
		03/06/2030
UBS Securities		U S Treasury Note;		0.39%	0.25%	09/20/2015	EUR	10,100	(12)		(90)	78
		4.88%; 08/15/2016
Total									$(5,965	) $	(8,254)	$2,289

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement.

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
July 31, 2012 (unaudited)

Credit Default Swaps (continued)

Sell Protection (continued)
		Implied
		Credit Spread	(Pay)/					Upfront		Unrealized
		as of July 31,	Receive	Expiration	Notional	Market		Premiums		Appreciation/
Counterparty (Issuer)	Reference Entity	2012 (c)	Fixed Rate	Date	Amount (a)	Value (b)		Paid/(Received)		(Depreciation)
(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Exchange Cleared Credit Default Swaps

Buy Protection
			(Pay)/					Upfront		Unrealized
			Receive	Expiration	Notional	Market		Premiums		Appreciation/
	Reference Entity		Fixed Rate	Date	Amount	Value		Paid/(Received)		(Depreciation)
	CDX.HY.17.5Y		(5.00)%	12/20/2016	$12,864		$254		$634	$(380)
	CDX.HY.18.5Y		(5.00)%	06/20/2017	10,395		331		564	(233)
	CDX.IG.18.5Y		(1.00)%	06/20/2017	71,300		254		(349)	603
Total							$839		$849	$(10)

All dollar amounts are shown in thousands (000's)

Foreign Currency Contracts

Foreign Currency Purchase										Net Unrealized
Contracts	Counterparty		Delivery Date	Contracts to Accept	In Exchange For			Value	Appreciation/(Depreciation)
British Pound	RBC Dominion Securities		08/02/2012	16,371,000		$25,364		$25,667		$303
Euro	BNP Paribas		09/14/2012	439,000		539		540		1
Euro	Citigroup Inc		09/14/2012	46,089,000		57,503		56,728		(775)
Euro	JP Morgan Securities		09/14/2012	4,218,000		5,319		5,192		(127)
Euro	Morgan Stanley & Co		09/14/2012	996,000		1,255		1,226		(29)
Mexican Peso	Citigroup Inc		12/03/2012	1,775,089		130		132		2
Mexican Peso	Deutsche Bank AG		08/15/2012	186,844		14		14		—
Mexican Peso	Deutsche Bank AG		12/03/2012	186,844		14		14		—
Mexican Peso	JP Morgan Securities		08/15/2012	538,999,553		40,417		40,482		65
Mexican Peso	JP Morgan Securities		12/03/2012	11,768,963		868		874		6
Mexican Peso	Morgan Stanley & Co		12/03/2012	266,264		20		20		—
Mexican Peso	UBS AG		08/15/2012	815,783		59		61		2
Total										$(552)

Foreign Currency Sale									Net Unrealized
Contracts	Counterparty		Delivery Date	Contracts to Deliver	In Exchange For			Value	Appreciation/(Depreciation)
British Pound	RBC Dominion Securities		09/04/2012	16,371,000		$25,362		$25,663		$(301)
British Pound	UBS AG		08/02/2012	16,371,000		25,545		25,667		(122)
Canadian Dollar	UBS AG		09/20/2012	98,908,000		96,223		98,548		(2,325)
Euro	BNP Paribas		08/02/2012	70,914,000		88,524		87,253		1,271
Euro	Citigroup Inc		09/14/2012	46,089,000		56,442		56,728		(286)
Euro	JP Morgan Securities		09/14/2012	14,213,000		17,490		17,494		(4)
Euro	Morgan Stanley & Co		09/14/2012	28,000		34		34		—
Euro	Royal Bank of Scotland PLC		09/14/2012	24,000		30		30		—
Euro	UBS AG		01/31/2013	1,800,000		2,210		2,220		(10)
Japanese Yen	Bank of America NA		10/29/2012	370,000,000		4,737		4,742		(5)
Japanese Yen	BNP Paribas		10/22/2012	2,460,000,000		31,350		31,524		(174)
Japanese Yen	JP Morgan Securities		09/10/2012	463,697,000		5,786		5,939		(153)
Japanese Yen	UBS AG		09/10/2012	309,236,000		3,860		3,961		(101)
Japanese Yen	UBS AG		10/22/2012	7,260,000,000		92,904		93,035		(131)
Mexican Peso	Barclays Bank PLC		08/15/2012	3,281,999		232		247		(15)
Mexican Peso	Deutsche Bank AG		08/15/2012	186,844		14		14		—
Mexican Peso	HSBC Securities Inc		08/15/2012	73,473,081		5,276		5,518		(242)
Mexican Peso	HSBC Securities Inc		12/03/2012	10,822,000		800		804		(4)
Mexican Peso	JP Morgan Securities		08/15/2012	395,645,841		28,888		29,715		(827)
Mexican Peso	JP Morgan Securities		12/03/2012	538,183,770		39,933		39,990		(57)
Mexican Peso	Morgan Stanley & Co		08/14/2012	8,270,400		600		621		(21)
Mexican Peso	Morgan Stanley & Co		08/15/2012	59,144,015		4,269		4,442		(173)
Mexican Peso	UBS AG		12/03/2012	15,095,400		1,110		1,122		(12)
Total										$(3,692)

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments Core Plus Bond Fund I July 31, 2012 (unaudited)

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
90 day Eurodollar; June 2015	Long	624	$154,498	$	154,814	$316
90 day Eurodollar; March 2015	Long	670	165,802	166,378	576
90 day Eurodollar; September 2015	Long	83	20,464	20,568	104
Euro Bund 10 Year Bund; September 2012	Short	17	2,953	3,024	(71)
US 10 Year Note; September 2012	Long	3,314	440,062	446,251	6,189
Total	$7,114

All dollar amounts are shown in thousands (000's)

Interest Rate Swaps

(Pay)/Receive	Unrealized
Counterparty (Issuer)	Floating Rate Index	Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Appreciation/(Depreciation)
Barclays Bank PLC	MXN TIIE Banxico	Pay	5.60%	09/06/2016	MXN	196,300	$316
Barclays Bank PLC	MXN TIIE Banxico	Pay	5.50%	09/13/2017	68,400	119
HSBC Securities Inc	MXN TIIE Banxico	Pay	5.50%	09/13/2017	87,600	153
HSBC Securities Inc	MXN TIIE Banxico	Pay	5.60%	09/06/2016	66,000	115
Morgan Stanley & Co	MXN TIIE Banxico	Pay	5.50%	09/13/2017	31,000	55
Morgan Stanley & Co	MXN TIIE Banxico	Pay	5.60%	09/06/2016	24,800	40
Morgan Stanley & Co	MXN TIIE Banxico	Pay	6.35%	06/02/2021	9,300	43
Total	$841

All dollar amounts are shown in thousands (000's)

Exchange Cleared Interest Rate Swaps

(Pay)/Receive	Unrealized
Floating Rate Index	Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Appreciation/(Depreciation)
3 Month LIBOR	Pay	2.50%	12/19/2042	$32,100	$(1,005)
3 Month LIBOR	Pay	1.50%	03/18/2016	61,500	405
3 Month LIBOR	Pay	2.75%	06/20/2042	94,800	(10,641)
Total	$(11,241)

All dollar amounts are shown in thousands (000's)

Interest Rate Swaptions

Pay/
Receive	Upfront
Written Swaptions	Floating Rate	Floating	Exercise	Expiration	Notional	Premiums	Market	Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date	Amount	Paid/(Received)	Value	Appreciation/(Depreciation)
Call - 10 Year Interest Royal Bank of Scotland	3 Month	Receive	1.50%	05/30/2013	$9,500	$(72)	$(134)	$(62)
Rate Swap	PLC	LIBOR
Call - 5 Year Interest Morgan Stanley & Co	3 Month	Receive	1.40%	03/18/2013	17,100	(160)	(404)	(244)
Rate Swap	LIBOR
Put - 1 Year Interest	Bank of America NA	3 Month	Receive	2.25%	05/28/2013	46,200	(229)	(2)	227
Rate Swap	LIBOR
Put - 1 Year Interest	Goldman Sachs & Co	3 Month	Receive	1.00%	11/19/2012	43,100	(246)	(2)	244
Rate Swap	LIBOR
Put - 1 Year Interest	Royal Bank of Scotland	3 Month	Receive	1.75%	11/19/2012	48,300	(182)	—	182
Rate Swap	PLC	LIBOR
Put - 2 Year Interest	Bank of America NA	3 Month	Receive	2.25%	09/24/2012	30,200	(19)	—	19
Rate Swap	LIBOR
Put - 2 Year Interest	Citibank NA	3 Month	Receive	2.25%	09/24/2012	3,600	(2)	—	2
Rate Swap	LIBOR
Put - 2 Year Interest	Citibank NA	3 Month	Receive	0.92%	11/14/2012	15,700	(71)	(2)	69
Rate Swap	LIBOR
Put - 2 Year Interest	Deutsche Bank AG	3 Month	Receive	1.20%	07/11/2013	31,300	(221)	(19)	202
Rate Swap	LIBOR
Put - 2 Year Interest	Goldman Sachs & Co	3 Month	Receive	2.25%	09/24/2012	27,900	(12)	—	12
Rate Swap	LIBOR
Put - 2 Year Interest	Morgan Stanley & Co	3 Month	Receive	2.25%	09/24/2012	14,800	(7)	—	7
Rate Swap	LIBOR
Put - 2 Year Interest	Morgan Stanley & Co	3 Month	Receive	0.92%	11/14/2012	109,100	(303)	(10)	293
Rate Swap	LIBOR
Put - 2 Year Interest	Royal Bank of Scotland	3 Month	Receive	2.25%	09/24/2012	131,900	(77)	—	77
Rate Swap	PLC	LIBOR
Put - 3 Year Interest	Deutsche Bank AG	3 Month	Receive	1.00%	08/13/2012	12,000	(5)	—	5
Rate Swap	LIBOR

See accompanying notes

Schedule of Investments Core Plus Bond Fund I July 31, 2012 (unaudited)

Interest Rate Swaptions (continued)
			Pay/
			Receive				Upfront
Written Swaptions		Floating Rate	Floating	Exercise	Expiration	Notional	Premiums	Market		Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date	Amount	Paid/(Received)	Value	Appreciation/(Depreciation)
Put - 5 Year Interest	Bank of America NA	3 Month	Receive	1.70%	08/13/2012	$13,600	$(8)	$—		$8
Rate Swap		LIBOR
Put - 5 Year Interest	Citibank NA	3 Month	Receive	1.55%	08/13/2012	18,600	(128)	—		128
Rate Swap		LIBOR
Put - 5 Year Interest	Citibank NA	3 Month	Receive	1.70%	08/13/2012	114,100	(67)	—		67
Rate Swap		LIBOR
Put - 5 Year Interest	Deutsche Bank AG	3 Month	Receive	2.00%	03/18/2013	15,800	(148)	(16)		132
Rate Swap		LIBOR
Put - 5 Year Interest	Deutsche Bank AG	3 Month	Receive	1.70%	08/13/2012	95,100	(44)	—		44
Rate Swap		LIBOR
Put - 5 Year Interest	Deutsche Bank AG	3 Month	Receive	1.55%	08/13/2012	198,700	(1,404)	—		1,404
Rate Swap		LIBOR
Put - 5 Year Interest	Goldman Sachs & Co	3 Month	Receive	1.70%	08/13/2012	6,600	(3)	—		3
Rate Swap		LIBOR
Put - 5 Year Interest	JP Morgan Chase Bank	3 Month	Receive	1.70%	08/13/2012	61,600	(30)	—		30
Rate Swap	NA	LIBOR
Put - 5 Year Interest	Morgan Stanley & Co	3 Month	Receive	1.55%	08/13/2012	17,600	(6)	—		6
Rate Swap		LIBOR
Put - 5 Year Interest	Morgan Stanley & Co	3 Month	Receive	1.40%	03/18/2013	17,100	(332)	(62)		270
Rate Swap		LIBOR
Put - 5 Year Interest	Royal Bank of Scotland	3 Month	Receive	1.70%	08/13/2012	54,600	(28)	—		28
Rate Swap	PLC	LIBOR
Put - 5 Year Interest	Royal Bank of Scotland	3 Month	Receive	1.35%	08/13/2012	28,000	(114)	—		114
Rate Swap	PLC	LIBOR
Put - 5 Year Interest	Royal Bank of Scotland	3 Month	Receive	1.75%	05/30/2013	36,000	(267)	(113)		154
Rate Swap	PLC	LIBOR
Put - 5 Year Interest	Royal Bank of Scotland	3 Month	Receive	1.55%	08/13/2012	43,300	(14)	—		14
Rate Swap	PLC	LIBOR
Total							$(4,199)	$(764	) $	3,435

All dollar amounts are shown in thousands (000's)

Options
						Upfront Premiums			Unrealized
Written Options Outstanding	Exercise Price Expiration Date				Contracts	Paid/(Received)		Market Value	Appreciation/(Depreciation)
Call - 10 Year Futures		$136.00	08/24/2012		2,003		$(396)	$(375)		$21
Put - 10 Year Futures		$133.00	08/24/2012		168		(40)	(32)		8
Put - 10 Year Futures		$131.00	08/24/2012		1,835		(395)	(58)		337
Total							$(831)	$(465)		$366

All dollar amounts are shown in thousands (000's)

Inflation Floor

							Upfront
	Counterparty	Strike			Expiration	Notional	Premiums			Unrealized
Description	(Issuer)	Index	Exercise Index		Date	Amount	Paid/(Received) Market Value Appreciation/(Depreciation)
Floor - US CPI Urban	Citibank NA	$217.97	Max of $0 or (0-		09/29/2020	$5,500	$(71)		$(11)		$60
Consumers NSA Index			(Index Final/Index
			Initial - 1))
Floor - US CPI Urban	Citibank NA	$215.95	Max of $0 or (0-		03/12/2020	5,200	(44)		(8)		36
Consumers NSA Index			(Index Final/Index
			Initial - 1))
Floor - US CPI Urban	Citibank NA	$216.69	Max of $0 or (0-		04/07/2020	12,500	(111)		(20)		91
Consumers NSA Index			(Index Final/Index
			Initial - 1))
Floor - US CPI Urban	Deutsche Bank AG $215.95		Max of $0 or (0-		03/10/2020	1,800	(14)		(3)		11
Consumers NSA Index			(Index Final/Index
			Initial - 1))
Total							$(240)		$(42)		$198

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments Core Plus Bond Fund I July 31, 2012 (unaudited)

Short Sales Outstanding

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - (0.03)%	Amount (000's)	Value(000's)

Federal National Mortgage Association (FNMA) - (0.03)%
4.00%, 08/01/2025	$1,000	$1,070

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY		$1,070
OBLIGATIONS (proceeds $1,067)

See accompanying notes

Schedule of Investments
Diversified International Fund
July 31, 2012 (unaudited)

COMMON STOCKS - 96.30%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.02%				Banks (continued)
Teleperformance SA	26,225	$645		ICICI Bank Ltd ADR	495,201		$17,144
				Industrial & Commercial Bank of China	18,394,034		10,488
				Industrial Bank of Korea	110,970		1,195
Aerospace & Defense - 0.78%				Kasikornbank PCL	1,069,800		5,982
BAE Systems PLC	2,872,917	13,865		Malayan Banking Bhd	707,800		1,977
MTU Aero Engines Holding AG	134,313	10,078
Zodiac Aerospace	11,163	1,089		Mitsubishi UFJ Financial Group Inc	4,383,225		21,254
				Musashino Bank Ltd/The	14,700		407
		$25,032		National Australia Bank Ltd	767,774		20,033
Agriculture - 3.63%				National Bank of Canada	119,367		8,889
British American Tobacco PLC	744,329	39,535		Royal Bank of Canada	442,400		22,666
Bunge Ltd	52,095	3,426		Sberbank of Russia	3,974,963		11,136
Golden Agri-Resources Ltd	15,543,000	9,205		Skandinaviska Enskilda Banken AB	1,509,873		11,068
Imperial Tobacco Group PLC	639,332	24,809		Standard Chartered PLC	810,893		18,563
ITC Ltd	671,519	3,108		Sumitomo Mitsui Financial Group Inc	695,900		21,915
Japan Tobacco Inc	869,600	27,318		Svenska Handelsbanken AB	636,968		22,086
KT&G Corp	77,192	5,687		Swedbank AB	1,221,964		21,239
Perusahaan Perkebunan London Sumatra	2,746,100	795		Toronto-Dominion Bank/The	356,000		28,016
Indonesia Tbk PT				Turkiye Vakiflar Bankasi Tao	1,783,585		3,724
Souza Cruz SA	197,375	2,796					$386,434
		$116,679		Beverages - 1.31%
Airlines - 0.46%				Anheuser-Busch InBev NV	336,353		26,613
Air China Ltd	10,942,000	7,701		Cia de Bebidas das Americas ADR	196,202		7,564
easyJet PLC	793,241	6,961		Fomento Economico Mexicano SAB de CV	94,134		8,041
		$14,662		ADR
							$42,218
Apparel - 0.33%
Hugo Boss AG	106,519	10,709		Building Materials - 0.22%
				Central Glass Co Ltd	175,000		647
				HeidelbergCement AG	115,437		5,349
Automobile Manufacturers - 3.49%				Sumitomo Osaka Cement Co Ltd	312,000		1,030
Daihatsu Motor Co Ltd	560,000	9,359					$7,026
Great Wall Motor Co Ltd	1,402,000	3,134
Hyundai Motor Co	41,233	8,566		Chemicals - 4.18%
Kia Motors Corp	124,033	8,503		Agrium Inc	222,600		21,173
Nissan Motor Co Ltd	1,841,400	17,313		Aica Kogyo Co Ltd	44,600		688
Renault SA	66,707	2,909		BASF SE	450,732		32,906
Suzuki Motor Corp	492,900	9,006		Brenntag AG	84,616		9,268
Tata Motors Ltd	1,236,626	4,976		Croda International PLC	29,478		1,084
Toyota Motor Corp	845,400	32,325		Elementis PLC	191,904		631
Volvo AB - B Shares	1,310,847	16,129		Filtrona PLC	70,762		515
		$112,220		Formosa Plastics Corp	744,000		2,045
				Koninklijke DSM NV	287,291		14,141
Automobile Parts & Equipment - 1.17%				Lanxess AG	152,453		10,570
Continental AG	162,591	14,701		LG Chem Ltd	17,177		4,713
Georg Fischer AG (a)	2,633	912
				Mexichem SAB de CV	641,200		3,033
Hyundai Mobis	32,596	8,563		Nippon Carbon Co Ltd	255,000		559
Minth Group Ltd	530,000	540		PTT Global Chemical PCL (b)	2,609,800		4,877
Pirelli & C. SpA	1,066,727	10,773		Sasol Ltd	209,938		8,709
Plastic Omnium SA	26,958	728		Sociedad Quimica y Minera de Chile SA ADR	69,261		4,151
Sungwoo Hitech Co Ltd	59,682	669		Symrise AG	22,843		717
Valeo SA	17,652	756		Toagosei Co Ltd	155,000		582
		$37,642		USI Corp	565,000		531
Banks - 12.01%				Yara International ASA	274,883		12,980
Australia & New Zealand Banking Group Ltd	868,611	21,358		Zeon Corp	75,000		614
Bangkok Bank PCL	1,537,300	10,105					$134,487
Bank Negara Indonesia Persero Tbk PT	13,114,500	5,482		Coal - 0.09%
Bank of China Ltd	14,271,300	5,428		China Coal Energy Co Ltd	3,356,000		3,070
Bank of Yokohama Ltd/The	2,133,000	9,660
Bank Pekao SA	58,298	2,433
Bank Rakyat Indonesia Persero Tbk PT	798,901	586		Commercial Services - 0.54%
Banque Cantonale Vaudoise	1,295	660		Aggreko PLC	181,769		5,802
China Citic Bank Corp Ltd	6,436,000	3,229		Benesse Holdings Inc	108,600		5,126
China Construction Bank Corp	6,020,129	4,045		Cielo SA	112,740		3,295
Credicorp Ltd	37,893	4,393		Nichii Gakkan Co	61,200		571
DBS Group Holdings Ltd	1,615,000	19,053		Park24 Co Ltd	74,300		1,135
FirstRand Ltd	2,801,508	9,339		Sohgo Security Services Co Ltd	55,400		751
Grupo Financiero Banorte SAB de CV	1,587,900	8,526		Valid Solucoes e Servicos de Seguranca em	53,036		829
Gunma Bank Ltd/The	155,000	754		Meios de Pagamento e Identificacao S.A
Home Capital Group Inc	15,265	690					$17,509
HSBC Holdings PLC	3,939,548	32,911

See accompanying notes

Schedule of Investments
Diversified International Fund
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Computers - 0.83%				Engineering & Construction (continued)
Gemalto NV	185,077	$14,143		Bilfinger Berger SE	160,923		$13,191
Ingenico	26,304	1,407		Cheung Kong Infrastructure Holdings Ltd	1,546,000		9,366
Lenovo Group Ltd	5,634,000	3,885		China Communications Construction Co Ltd	9,039,000		7,882
Tata Consultancy Services Ltd	334,650	7,443		China Railway Construction Corp Ltd	9,450,500		8,224
		$26,878		CTCI Corp	763,000		1,415
				Daelim Industrial Co Ltd	76,161		5,839
Cosmetics & Personal Care - 0.03%				Monadelphous Group Ltd	54,882		1,247
Able C&C Co Ltd	18,553	1,005		NRW Holdings Ltd	312,209		939
				SembCorp Industries Ltd	2,791,000		11,822
Distribution & Wholesale - 2.05%				Taeyoung Engineering & Construction Co Ltd	106,390		461
Inchcape PLC	119,197	701		Vinci SA	330,504		13,996
LG International Corp	78,143	2,566					$82,954
Marubeni Corp	1,956,000	13,048		Food - 2.90%
Mitsubishi Corp	723,600	14,319		Aryzta AG(a)	18,856		936
Sumitomo Corp	1,415,931	19,836		Casino Guichard Perrachon SA	149,135		12,507
Toyota Tsusho Corp	346,400	6,405		Cencosud SA ADR(a)	146,717		2,524
Wolseley PLC	256,265	9,217		Cosan SA Industria e Comercio	270,300		4,107
		$66,092		JBS SA (a)	601,370		1,588
Diversified Financial Services - 2.65%				Nestle SA	651,730		40,040
Aberdeen Asset Management PLC	3,396,542	13,729		Nutreco NV	132,730		9,530
BM&FBovespa SA	774,900	4,360		Sao Martinho SA	50,611		543
Daishin Securities Co Ltd	61,920	447		Suedzucker AG	465,307		16,032
Fubon Financial Holding Co Ltd	7,193,048	7,477		Uni-President Enterprises Corp	2,489,000		4,153
Hana Financial Group Inc	238,537	7,555		Vigor Alimentos SA (a)	32,030		129
Intermediate Capital Group PLC	1,040,227	4,225		Viscofan SA	25,927		1,187
Jaccs Co Ltd	232,000	746					$93,276
KB Financial Group Inc	245,443	7,730
London Stock Exchange Group PLC	472,248	7,157		Forest Products & Paper - 0.46%
				DS Smith PLC	275,119		645
Mega Financial Holding Co Ltd	5,784,000	4,648		Metsa Board OYJ (a)	206,111		527
ORIX Corp	225,740	21,341		Mondi PLC	62,283		530
Provident Financial PLC	51,990	1,047
TMX Group Inc	99,400	4,906		Sumitomo Forestry Co Ltd	70,300		606
				UPM-Kymmene OYJ	1,159,152		12,382
		$85,368					$14,690
Electric - 1.14%
Atco Ltd/Canada	18,000	1,323		Gas - 0.76%
China Power International Development Ltd	3,428,000	928		National Grid PLC	1,584,503		16,435
CLP Holdings Ltd	1,384,500	11,946		Tokyo Gas Co Ltd	1,545,000		7,964
Enel SpA	835,819	2,387					$24,399
Huaneng Power International Inc	5,090,000	3,676		Hand & Machine Tools - 0.05%
SSE PLC	456,530	9,377		Techtronic Industries Co	1,104,000		1,485
Tenaga Nasional BHD	3,236,700	6,972
		$36,609		Healthcare - Products - 1.23%
Electrical Components & Equipment - 1.57%				Coloplast A/S	91,356		17,298
Delta Electronics Inc	1,040,000	3,490		Elekta AB	254,814		11,829
Harbin Electric Co Ltd	906,000	676		Fresenius SE & Co KGaA	95,240		10,142
Hitachi Ltd	3,779,739	22,283		Opto Circuits India Ltd	110,052		304
Leoni AG	110,171	4,080					$39,573
Mitsubishi Electric Corp	1,254,000	9,937
Schneider Electric SA	172,275	9,713		Holding Companies - Diversified - 0.67%
Simplo Technology Co Ltd	37,390	210		Imperial Holdings Ltd	365,284		8,337
		$50,389		KOC Holding AS	2,102,219		8,156
				Mitie Group PLC	138,568		588
Electronics - 1.83%				Sime Darby Bhd	1,390,200		4,357
Advantest Corp	1,040,900	13,209					$21,438
Anritsu Corp	1,180,000	14,584
FLEXium Interconnect Inc	1,867,419	7,468		Home Builders - 0.62%
				Barratt Developments PLC (a)	4,844,789		10,007
Hon Hai Precision Industry Co Ltd	3,310,241	9,223
Interflex Co Ltd	16,984	869		Persimmon PLC	1,032,204		9,933
Murata Manufacturing Co Ltd	75,600	3,764					$19,940
Phison Electronics Corp	74,340	603		Home Furnishings - 0.05%
Radiant Opto-Electronics Corp	353,000	1,370		De'Longhi SpA	92,498		1,021
Samsung Electro-Mechanics Co Ltd	67,293	6,247		JVC Kenwood Corp	174,300		532
Spectris PLC	43,940	1,062					$1,553
Topco Scientific Co Ltd	252,000	402
		$58,801		Insurance - 3.38%
				AXA SA	191,503		2,327
Engineering & Construction - 2.58%				China Pacific Insurance Group Co Ltd	1,099,600		3,463
Acciona SA	15,872	690		Hannover Rueckversicherung AG	257,900		15,411
Aker Solutions ASA	537,952	7,882		Helvetia Holding AG	3,174		982

See accompanying notes

Schedule of Investments
Diversified International Fund
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Insurance (continued)				Mining (continued)
Lancashire Holdings Ltd	74,929	$917		Medusa Mining Ltd	118,930		$599
Legal & General Group PLC	8,900,270	17,716		New Gold Inc (a)	64,500		657
PICC Property & Casualty Co Ltd	4,007,000	4,451		PanAust Ltd (a)	278,251		688
Prudential PLC	2,019,300	24,029		Regis Resources Ltd (a)	158,302		751
Sampo OYJ	585,116	15,496		Rio Tinto Ltd	479,562		26,557
Sanlam Ltd	1,873,382	8,041		Southern Copper Corp	153,522		4,956
Zurich Insurance Group AG (a)	71,722	15,918		Sterlite Industries India Ltd ADR	317,759		2,441
		$108,751		Xstrata PLC	599,488		7,922
				Yamana Gold Inc	962,700		14,275
Internet - 0.02%							$136,745
PChome Online Inc	90,000	576
				Miscellaneous Manufacturing - 0.32%
				Aalberts Industries NV	46,752		738
Investment Companies - 0.26%				IMI PLC	480,680		6,175
Investment AB Kinnevik	409,789	8,434		Melrose PLC	169,139		583
				Morgan Crucible Co PLC	185,713		734
Iron & Steel - 0.48%				Senior PLC	182,311		549
Arrium Ltd	770,111	575		Singamas Container Holdings Ltd	3,742,000		775
Kumba Iron Ore Ltd	13,008	807		Trelleborg AB	72,516		746
Labrador Iron Ore Royalty Corp	19,900	635					$10,300
Maanshan Iron & Steel (a)	5,808,000	1,292
POSCO ADR	66,495	5,288		Office & Business Equipment - 0.17%
SSAB AB - A Shares	426,756	3,495		Ricoh Co Ltd	780,000		5,333
Ternium SA ADR	179,163	3,503
		$15,595		Oil & Gas - 7.80%
				Afren PLC (a)	635,957		1,269
Leisure Products & Services - 0.37%				Aurora Oil & Gas Ltd (a)	207,887		741
HIS Co Ltd	29,700	1,025		Bangchak Petroleum PCL (b)	1,802,100		1,263
Sega Sammy Holdings Inc	513,252	10,937		BG Group PLC	1,354,445		26,662
		$11,962		BP PLC	2,597,367		17,246
Lodging - 0.17%				China Petroleum & Chemical Corp	2,568,000		2,313
Genting Bhd	1,806,900	5,455		CNOOC Ltd	5,985,000		12,006
				Det Norske Oljeselskap ASA (a)	52,384		719
				Ecopetrol SA ADR	93,587		5,356
Machinery - Construction & Mining - 0.32%				Eni SpA	987,490		20,362
Atlas Copco AB - A Shares	436,132	9,766		Gazprom OAO ADR	1,422,275		13,163
Wajax Corp	13,600	657		Lukoil OAO ADR	260,041		14,692
		$10,423		Lundin Petroleum AB (a)	551,577		11,669
Machinery - Diversified - 0.36%				Petrobank Energy & Resources Ltd (a)	62,300		724
Andritz AG	20,803	1,137		PetroChina Co Ltd	8,985,494		11,220
Daifuku Co Ltd	136,000	811		Petroleo Brasileiro SA ADR	725,882		14,249
Duerr AG	18,533	1,236		Premier Oil PLC (a)	136,770		824
IHI Corp	3,606,000	7,674		Repsol SA	142,413		2,270
Toromont Industries Ltd	33,800	703		Royal Dutch Shell PLC - A Shares	247,998		8,428
		$11,561		Royal Dutch Shell PLC - B Shares	1,048,787		36,894
				Seadrill Ltd	521,943		20,341
Media - 0.43%				SK Holdings Co Ltd	44,812		6,085
Grupo Televisa SAB ADR	326,222	7,435		Statoil ASA	943,242		22,418
Kabel Deutschland Holding AG (a)	94,223	5,896					$250,914
TV Asahi Corp	331	521
		$13,852		Oil & Gas Services - 1.47%
				China Oilfield Services Ltd	1,826,000		2,797
Metal Fabrication & Hardware - 0.08%				John Wood Group PLC	1,310,787		15,940
Hyundai Hysco Co Ltd	71,440	2,751		Saipem SpA	271,522		12,479
				Technip SA	152,076		15,964
Mining - 4.25%							$47,180
Anglo American PLC	95,141	2,825		Packaging & Containers - 0.56%
Antofagasta PLC	123,540	2,064		Rexam PLC	2,675,832		18,187
Argonaut Gold Inc (a)	90,188	747
B2Gold Corp (a)	202,500	650
Barrick Gold Corp	315,400	10,382		Pharmaceuticals - 5.97%
BHP Billiton Ltd	1,135,817	37,729		BTG PLC (a)	91,509		535
BHP Billiton PLC	68,492	1,997		Catamaran Corp (a)	10,500		892
Cia de Minas Buenaventura SA ADR	129,663	4,722		Chong Kun Dang Pharm Corp	34,490		635
Gold Fields Ltd	292,585	3,755		Dr Reddy's Laboratories Ltd ADR	102,473		2,974
Grupo Mexico SAB de CV	901,100	2,534		GlaxoSmithKline PLC	300,513		6,915
Gujarat Mineral Development Corp Ltd	105,849	353		Novartis AG	768,859		45,147
Industrias Penoles SAB de CV	29,905	1,223		Novo Nordisk A/S	209,967		32,374
Jiangxi Copper Co Ltd	1,922,000	4,204		Roche Holding AG	257,494		45,596
KGHM Polska Miedz SA	101,284	3,826		Sanofi	431,678		35,220
Lundin Mining Corp (a)	207,500	888		Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	927,766		985

See accompanying notes

Schedule of Investments
Diversified International Fund
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Pharmaceuticals (continued)				Semiconductors (continued)
Ship Healthcare Holdings Inc	42,300	$1,106		Taiwan Semiconductor Manufacturing Co Ltd	5,234,605		$14,169
Shire PLC	656,164	18,927					$95,350
Virbac SA	3,823	671
		$191,977		Shipbuilding - 0.10%
				Samsung Heavy Industries Co Ltd	69,990		2,393
Pipelines - 1.10%				STX OSV Holdings Ltd	705,000		886
Enbridge Inc	376,700	15,412					$3,279
TransCanada Corp	437,500	19,924
		$35,336		Software - 0.98%
				Hexaware Technologies Ltd	192,095		392
Real Estate - 2.40%				IT Holdings Corp	53,900		558
Brookfield Asset Management Inc	764,838	25,946		Nihon Unisys Ltd	108,600		723
Capital Property Fund	547,489	714		SAP AG	472,135		29,963
Cheung Kong Holdings Ltd	1,166,000	15,255					$31,636
Deutsche Wohnen AG	301,444	5,021
Evergrande Real Estate Group Ltd	6,539,000	3,021		Storage & Warehousing - 0.01%
Ez Tec Empreendimentos e Participacoes SA	107,934	1,146		Sumitomo Warehouse Co Ltd/The	105,000		474
Fantasia Holdings Group Co Ltd	6,757,500	684
Great Eagle Holdings Ltd	390,000	985		Telecommunications - 7.18%
Greentown China Holdings Ltd	737,500	775		America Movil SAB de CV ADR	328,388		8,765
Helbor Empreendimentos SA	163,700	726		BT Group PLC	5,085,190		17,301
IMMOFINANZ AG	1,010,943	3,305		China Mobile Ltd	1,930,639		22,529
K Wah International Holdings Ltd	2,211,000	804		Chorus Ltd (a)	4,402,811		11,057
KWG Property Holding Ltd	943,500	518		Elisa OYJ	373,126		7,750
Mah Sing Group Bhd	1,002,800	712		Freenet AG	61,782		904
Mitsui Fudosan Co Ltd	550,000	10,597		GN Store Nord A/S	102,259		1,218
Shenzhen Investment Ltd	2,510,000	576		Hutchison Telecommunications Hong Kong	2,612,666		1,267
Shimao Property Holdings Ltd	3,364,000	4,795		Holdings Ltd
Sunac China Holdings Ltd	1,714,000	719		KT Corp	149,700		4,273
Wihlborgs Fastigheter AB	71,702	1,039		Nippon Telegraph & Telephone Corp	374,300		17,375
		$77,338		NTT DOCOMO Inc	13,671		22,852
				Oki Electric Industry Co Ltd (a)	801,000		1,253
REITS - 1.24%				Orascom Telecom Holding SAE (a)	848,530		2,193
Artis Real Estate Investment Trust	41,000	691		Samart Corp PCL (b)	2,210,100		640
Canadian Apartment Properties REIT	40,000	981		Sistema JSFC	190,002		3,923
CapitaMall Trust	4,326,000	6,799		Telecity Group PLC (a)	87,358		1,172
Centro Retail Australia	412,011	886
Dundee Real Estate Investment Trust	22,400	858		Telecom Corp of New Zealand Ltd	8,364,211		17,936
				Telekomunikasi Indonesia Persero Tbk PT	5,544,500		5,347
Eurocommercial Properties NV	22,546	761		Telenet Group Holding NV	140,175		6,173
Mirvac Group	5,339,500	7,653
Suntec Real Estate Investment Trust	949,000	1,100		Telstra Corp Ltd	2,883,559		12,110
				Tim Participacoes SA ADR	72,467		1,533
Unibail-Rodamco SE	47,836	9,172		Vivendi SA	645,554		12,243
Westfield Retail Trust	3,417,582	10,919		Vodacom Group Ltd	394,819		4,573
		$39,820		Vodafone Group PLC	13,682,718		39,159
Retail - 3.38%				Ziggo NV	255,166		7,375
Alimentation Couche Tard Inc	446,800	21,163					$230,921
Aoyama Trading Co Ltd	56,400	1,102		Transportation - 1.83%
Cie Financiere Richemont SA	242,504	13,721
Dollarama Inc	294,600	18,360		Canadian National Railway Co	344,900		30,427
Dufry AG (a)	8,109	987		Canadian Pacific Railway Ltd	176,000		14,305
Giordano International Ltd	1,048,000	728		Senko Co Ltd	106,000		468
				Stagecoach Group PLC	258,735		1,143
Inditex SA	98,644	10,153		West Japan Railway Co	293,400		12,654
Jean Coutu Group PJC Inc/The	56,054	804
Lawson Inc	183,100	13,151					$58,997
Sugi Holdings Co Ltd	29,200	971		Water - 1.06%
Tim Hortons Inc	326,300	17,352		Pennon Group PLC	895,250		10,767
Tsuruha Holdings Inc	18,000	1,164		Severn Trent PLC	378,885		10,234
Valor Co Ltd	35,100	572		United Utilities Group PLC	1,233,767		13,194
Woolworths Holdings Ltd/South Africa	1,158,513	7,528					$34,195
Xebio Co Ltd	46,500	1,012		TOTAL COMMON STOCKS			$3,098,893
		$108,768		PREFERRED STOCKS - 1.84%	Shares Held	Value	(000	's)
Semiconductors - 2.96%				Automobile Manufacturers - 0.65%
AMS AG	10,314	838		Volkswagen AG	122,949		20,923
ARM Holdings PLC	1,087,315	9,406
ASM International NV	26,275	996
ASML Holding NV	350,943	20,270		Banks - 0.31%
Elan Microelectronics Corp	2,645,000	4,260		Itau Unibanco Holding SA	631,400		9,974
Formosa Advanced Technologies Co Ltd	353,000	262
Infineon Technologies AG	875,601	6,362
Samsung Electronics Co Ltd	33,742	38,787

See accompanying notes

Schedule of Investments
Diversified International Fund
July 31, 2012 (unaudited)

			Portfolio Summary (unaudited)
PREFERRED STOCKS (continued)	Shares Held	Value (000's)	Country	Percent
			United Kingdom	14 .52%
Consumer Products - 0.38%			Japan	13 .08%
Henkel AG & Co KGaA	168,936	$12,128	Canada	8.80%
			Germany	7.33%
			Switzerland	5.66%
Electric - 0.06%			Australia	4.44%
Cia Paranaense de Energia	103,400	2,097	Korea, Republic Of	4.06%
			France	3.71%
Iron & Steel - 0.30%			Sweden	3.64%
Vale SA	543,229	9,663	Netherlands	3.51%
			China	3.28%
			United States	2.55%
Telecommunications - 0.14%			Hong Kong	2.25%
Telefonica Brasil SA	193,670	4,522	Brazil	2.15%
			Taiwan, Province Of China	1.94%
TOTAL PREFERRED STOCKS		$59,307	South Africa	1.60%
	Maturity		Denmark	1.59%
REPURCHASE AGREEMENTS - 2.12%	Amount (000's)	Value (000's)	Singapore	1.48%
Banks - 2.12%			Italy	1.45%
Investment in Joint Trading Account; Credit	$18,023	$18,023	Norway	1.39%
Suisse Repurchase Agreement; 0.15%			Russian Federation	1.34%
dated 07/31/2012 maturing 08/01/2012			India	1.22%
(collateralized by US Government			Mexico	1.22%
Securities; $18,383,399; 3.88% - 9.00%;			Finland	1.12%
dated 11/15/18 - 08/15/40)			Belgium	1.02%
Investment in Joint Trading Account; Deutsche	18,691	18,690	New Zealand	0.90%
Bank Repurchase Agreement; 0.18% dated			Thailand	0.71%
07/31/2012 maturing 08/01/2012			Bermuda	0.66%
(collateralized by US Government			Malaysia	0.61%
Securities; $19,064,266; 0.00% - 8.95%;			Ireland	0.59%
dated 08/15/12 - 10/15/37)			Spain	0.45%
Investment in Joint Trading Account; JP	14,018	14,018	Turkey	0.40%
Morgan Repurchase Agreement; 0.17%			Indonesia	0.37%
dated 07/31/2012 maturing 08/01/2012			Peru	0.29%
(collateralized by US Government			Chile	0.21%
Securities; $14,298,199; 0.00% - 10.35%;			Poland	0.20%
dated 08/15/12 - 05/15/42)			Austria	0.17%
Investment in Joint Trading Account; Merrill	17,381	17,381	Colombia	0.17%
Lynch Repurchase Agreement; 0.16%			Luxembourg	0.11%
dated 07/31/2012 maturing 08/01/2012			Egypt	0.07%
(collateralized by US Government			Liabilities in Excess of Other Assets, Net	(0.26)%
Securities; $17,728,760; 0.00% - 5.63%;			TOTAL NET ASSETS	100.00%
dated 05/02/13 - 11/23/35)
		$68,112
TOTAL REPURCHASE AGREEMENTS		$68,112
Total Investments		$3,226,312
Liabilities in Excess of Other Assets, Net - (0.26)%		$(8,327)
TOTAL NET ASSETS - 100.00%		$3,217,985

(a) Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $6,780 or 0.21% of net assets.

See accompanying notes

Schedule of Investments
Equity Income Fund
July 31, 2012 (unaudited)

COMMON STOCKS - 97.87%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Aerospace & Defense - 2.15%				Healthcare - Products - 1.60%
Lockheed Martin Corp	415,705	$37,110		Becton Dickinson and Co	358,845		$27,168
Raytheon Co	902,785	50,087		Medtronic Inc	961,187		37,890
		$87,197					$65,058
Apparel - 1.23%				Insurance - 7.07%
VF Corp	334,515	49,943		ACE Ltd	1,139,095		83,723
				Allianz SE ADR	1,497,698		14,857
				Allstate Corp/The	1,272,655		43,652
Automobile Manufacturers - 0.81%				Chubb Corp/The	531,414		38,629
PACCAR Inc	825,107	33,013		Fidelity National Financial Inc	2,093,909		38,989
				MetLife Inc	1,783,270		54,871
Automobile Parts & Equipment - 1.39%				Swiss Re AG ADR	200,451		12,504
Autoliv Inc	711,046	40,224					$287,225
Johnson Controls Inc	666,929	16,440
		$56,664		Leisure Products & Services - 1.05%
				Carnival Corp	1,282,065		42,667
Banks - 8.17%
Australia & New Zealand Banking Group Ltd	440,716	10,842
ADR				Machinery - Diversified - 1.32%
Banco Santander SA ADR	5,286,957	31,510		Deere & Co	697,377		53,573
Bank of Nova Scotia	828,542	43,242
JP Morgan Chase & Co	2,354,627	84,767		Media - 0.54%
M&T Bank Corp	469,297	40,284		Walt Disney Co/The	445,395		21,887
PNC Financial Services Group Inc	1,045,252	61,774
US Bancorp	1,781,974	59,696		Mining - 1.75%
		$332,115		Barrick Gold Corp	1,249,145		41,072
Beverages - 1.36%				BHP Billiton Ltd ADR	450,046		29,856
Coca-Cola Co/The	244,212	19,732					$70,928
Dr Pepper Snapple Group Inc	783,393	35,707		Miscellaneous Manufacturing - 2.50%
		$55,439		3M Co	310,374		28,315
Chemicals - 0.99%				Parker Hannifin Corp	664,483		53,371
Air Products & Chemicals Inc	184,973	14,878		Siemens AG ADR	234,759		19,882
EI du Pont de Nemours & Co	510,204	25,357					$101,568
		$40,235		Oil & Gas - 11.12%
Commercial Services - 0.38%				Chevron Corp	619,347		67,868
Automatic Data Processing Inc	274,932	15,547		Diamond Offshore Drilling Inc	128,391		8,399
				Encana Corp	1,958,284		43,572
				Exxon Mobil Corp	821,456		71,344
Distribution & Wholesale - 1.90%				Marathon Oil Corp	1,420,817		37,609
Genuine Parts Co	1,208,655	77,390		Marathon Petroleum Corp	1,169,748		55,329
				Occidental Petroleum Corp	333,700		29,042
Diversified Financial Services - 2.67%				Penn West Petroleum Ltd	2,860,280		38,928
BlackRock Inc	385,720	65,673		Royal Dutch Shell PLC - B shares ADR	681,235		48,068
Federated Investors Inc	200,769	4,037		Total SA ADR	1,126,500		51,763
NYSE Euronext	1,528,911	38,957					$451,922
		$108,667		Pharmaceuticals - 12.23%
Electric - 4.37%				Abbott Laboratories	1,282,343		85,032
NextEra Energy Inc	754,008	53,459		Bristol-Myers Squibb Co	681,812		24,272
Northeast Utilities	933,813	37,240		GlaxoSmithKline PLC ADR	1,273,326		58,573
Wisconsin Energy Corp	895,949	36,501		Johnson & Johnson	561,047		38,836
Xcel Energy Inc	1,714,525	50,236		Merck & Co Inc	2,046,097		90,376
		$177,436		Novartis AG ADR	811,360		47,562
				Pfizer Inc	3,382,480		81,315
Electrical Components & Equipment - 0.97%				Roche Holding AG ADR	1,102,067		48,888
Emerson Electric Co	826,963	39,504		Teva Pharmaceutical Industries Ltd ADR	546,675		22,353
							$497,207
Electronics - 0.61%				Pipelines - 2.21%
Honeywell International Inc	423,030	24,557		Enterprise Products Partners LP	1,098,076		58,198
				Kinder Morgan Energy Partners LP	395,311		31,637
Food - 2.15%							$89,835
General Mills Inc	531,496	20,569
Kraft Foods Inc	1,444,507	57,361		REITS - 5.13%
				American Capital Agency Corp	1,003,137		35,250
Kroger Co/The	419,449	9,299		Annaly Capital Management Inc	4,657,867		81,186
		$87,229		Digital Realty Trust Inc	1,180,692		92,177
Gas - 1.23%							$208,613
Sempra Energy	710,262	50,010		Retail - 2.62%
				Costco Wholesale Corp	205,972		19,810

See accompanying notes

Schedule of Investments
Equity Income Fund
July 31, 2012 (unaudited)

					Portfolio Summary (unaudited)
COMMON STOCKS (continued)	Shares Held		Value(000	's)	Sector	Percent
					Financial	24 .92%
Retail (continued)					Consumer, Non-cyclical	17 .72%
McDonald's Corp	588,804		$52,616		Energy	13 .33%
Tiffany & Co	622,944		34,218		Consumer, Cyclical	12 .74%
			$106,644		Industrial	10 .65%
					Technology	7.83%
Semiconductors - 6.19%					Utilities	5.60%
Applied Materials Inc	3,865,310		42,093		Communications	4.22%
Intel Corp	3,228,105		82,962		Basic Materials	2.74%
Maxim Integrated Products Inc	1,509,990		41,117		Other Assets in Excess of Liabilities, Net	0.25%
Microchip Technology Inc	1,435,285		47,910		TOTAL NET ASSETS	100.00%
Taiwan Semiconductor Manufacturing Co Ltd	2,685,961		37,523
ADR
			$251,605
Software - 1.64%
Microsoft Corp	2,256,954		66,512
Telecommunications - 3.68%
BCE Inc	1,145,514		48,730
CenturyLink Inc	707,668		29,397
Verizon Communications Inc	445,431		20,107
Vodafone Group PLC ADR	1,791,251		51,498
			$149,732
Toys, Games & Hobbies - 3.74%
Hasbro Inc	1,725,118		61,794
Mattel Inc	2,559,718		90,025
			$151,819
Transportation - 3.10%
Norfolk Southern Corp	491,393		36,388
Union Pacific Corp	335,331		41,115
United Parcel Service Inc	641,309		48,489
			$125,992
TOTAL COMMON STOCKS			$3,977,733
	Maturity
REPURCHASE AGREEMENTS - 1.88%	Amount (000's)	Value	(000	's)
Banks- 1.88%
Investment in Joint Trading Account; Credit	$20,271		$20,271
Suisse Repurchase Agreement; 0.15%
dated 07/31/2012 maturing 08/01/2012
(collateralized by US Government
Securities; $20,676,579; 3.88% - 9.00%;
dated 11/15/18 - 08/15/40)
Investment in Joint Trading Account; Deutsche	21,022		21,022
Bank Repurchase Agreement; 0.18% dated
07/31/2012 maturing 08/01/2012
(collateralized by US Government
Securities; $21,442,379; 0.00% - 8.95%;
dated 08/15/12 - 10/15/37)
Investment in Joint Trading Account; JP	15,767		15,767
Morgan Repurchase Agreement; 0.17%
dated 07/31/2012 maturing 08/01/2012
(collateralized by US Government
Securities; $16,081,784; 0.00% - 10.35%;
dated 08/15/12 - 05/15/42)
Investment in Joint Trading Account; Merrill	19,549		19,549
Lynch Repurchase Agreement; 0.16%
dated 07/31/2012 maturing 08/01/2012
(collateralized by US Government
Securities; $19,940,279; 0.00% - 5.63%;
dated 05/02/13 - 11/23/35)
			$76,609
TOTAL REPURCHASE AGREEMENTS			$76,609
Total Investments			$4,054,342
Other Assets in Excess of Liabilities, Net - 0.25%			$10,005
TOTAL NET ASSETS - 100.00%			$4,064,347

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2012 (unaudited)

COMMON STOCKS - 22.16%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Aerospace & Defense - 0.16%				Computers (continued)
General Dynamics Corp	22,781	$1,445		Hewlett-Packard Co	31,361		$572
Lockheed Martin Corp	12,875	1,150					$2,771
Northrop Grumman Corp	18,220	1,206
Raytheon Co	27,979	1,552		Consumer Products - 0.04%
United Technologies Corp	22,320	1,662		Kimberly-Clark Corp	20,978		1,823
		$7,015
				Cosmetics & Personal Care - 0.03%
Agriculture - 0.11%				Procter & Gamble Co/The	23,431		1,512
Altria Group Inc	38,285	1,377
GrainCorp Ltd	106,067	1,022
Lorillard Inc	12,426	1,599		Distribution & Wholesale - 0.07%
Universal Corp/VA	18,036	821		ITOCHU Corp	93,300		966
		$4,819		Marubeni Corp	163,000		1,087
				Sumitomo Corp	90,300		1,265
Apparel - 0.02%							$3,318
Christian Dior SA	5,861	809
				Diversified Financial Services - 0.06%
				Intermediate Capital Group PLC	174,981		711
Automobile Manufacturers - 0.05%				Macquarie Group Ltd	1,024		26
Daihatsu Motor Co Ltd	80,000	1,337
Nissan Motor Co Ltd	101,400	953		TMX Group Inc	20,800		1,027
				Woori Finance Holdings Co Ltd	95,290		928
		$2,290					$2,692

Automobile Parts & Equipment - 0.02%				Electric - 3.45%
Toyoda Gosei Co Ltd	25,300	517		AES Corp/The	180,000		2,171
TS Tech Co Ltd	18,900	304		Ameren Corp (a)	321,142		10,986
		$821		Avista Corp	26,259		727
Banks - 0.64%				CLP Holdings Ltd	125,500		1,083
Australia & New Zealand Banking Group Ltd	84,860	2,087		CMS Energy Corp	48,691		1,201
Bank of America Corp	57,570	422		CPFL Energia SA ADR(a)	100,000		2,314
BB&T Corp	35,858	1,125		Datang International Power Generation Co	2,982,000		1,050
BOC Hong Kong Holdings Ltd	381,000	1,165		Ltd
China Minsheng Banking Corp Ltd	1,027,000	950		DTE Energy Co (a)	192,113		11,790
Citigroup Inc	23,016	624		Duke Energy Corp	1		—
DBS Group Holdings Ltd	118,342	1,396		Electric Power Development Co Ltd	45,200		1,063
Fifth Third Bancorp	83,505	1,154		Entergy Corp (a)	206,584		15,012
Goldman Sachs Group Inc/The	3,982	402		Huaneng Power International Inc	1,202,000		868
HSBC Holdings PLC	357,518	2,987		Integrys Energy Group Inc (a)	180,000		10,897
Industrial & Commercial Bank of China	1,274,000	726		ITC Holdings Corp (a)	180,000		13,354
JP Morgan Chase & Co	61,274	2,206		NextEra Energy Inc (a)	40,000		2,836
Mitsubishi UFJ Financial Group Inc	329,900	1,600		Northeast Utilities (a)	60,000		2,393
National Australia Bank Ltd	80,437	2,099		NorthWestern Corp	30,745		1,135
National Bank of Canada	15,500	1,154		OGE Energy Corp	60,000		3,187
Royal Bank of Canada	16,967	869		Pepco Holdings Inc	39,811		795
Sumitomo Mitsui Financial Group Inc	53,600	1,688		PG&E Corp (a)	301,511		13,918
Svenska Handelsbanken AB	36,529	1,267		Pinnacle West Capital Corp (a)	225,000		12,046
US Bancorp	30,587	1,025		Portland General Electric Co	25,164		685
Wells Fargo & Co	68,295	2,309		PPL Corp (a)	350,000		10,115
Westpac Banking Corp	50,540	1,226		RWE AG	30,788		1,209
		$28,481		SCANA Corp (a)	150,000		7,376
				Southern Co/The (a)	73,000		3,515
Beverages - 0.03%				SSE PLC	300,000		6,162
Dr Pepper Snapple Group Inc	27,512	1,254		TECO Energy Inc	660,000		12,005
				Wisconsin Energy Corp (a)	100,000		4,074
Biotechnology - 0.05%							$153,967
Amgen Inc	14,638	1,209		Electrical Components & Equipment - 0.02%
PDL BioPharma Inc	175,413	1,191		Molex Inc	45,430		940
		$2,400
Chemicals - 0.11%				Electronics - 0.02%
BASF SE	23,777	1,736		Radiant Opto-Electronics Corp	179,000		695
Koninklijke DSM NV	21,210	1,044
Mitsubishi Chemical Holdings Corp	215,000	907
Mitsubishi Gas Chemical Co Inc	173,000	992		Engineering & Construction - 0.05%
		$4,679		Alion Science and Technology Corp -	7,750		—
				Warrants (b),(c),(d)
Coal - 0.01%				Cheung Kong Infrastructure Holdings Ltd	166,000		1,006
Exxaro Resources Ltd	26,841	546		Vinci SA	29,724		1,259
							$2,265
Computers - 0.06%
Accenture PLC - Class A	21,378	1,289
Asustek Computer Inc	99,000	910

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Entertainment - 0.02%				Mining - 0.02%
Regal Entertainment Group	78,706	$1,088		Grupo Mexico SAB de CV	243,991		$686
Food - 0.12%				Miscellaneous Manufacturing - 0.07%
Casino Guichard Perrachon SA	6,795	570		Eaton Corp	21,558		945
ConAgra Foods Inc	37,201	918		General Electric Co (a)	101,796		2,112
General Mills Inc	31,465	1,218					$3,057
Kellogg Co	24,876	1,187
Kroger Co/The	34,735	770		Office & Business Equipment - 0.04%
Metcash Ltd	223,234	798		Reunert Ltd	82,632		798
		$5,461		Ricoh Co Ltd	125,000		854
							$1,652
Forest Products & Paper - 0.06%
International Paper Co	52,636	1,727		Oil & Gas - 0.91%
Mondi PLC	94,032	800		BP PLC	440,850		2,927
				Chevron Corp (a)	40,710		4,461
		$2,527		ConocoPhillips	40,115		2,184
Gas - 0.55%				Eni SpA	75,424		1,555
Just Energy Group Inc	25,000	277		Exxon Mobil Corp (a)	59,999		5,211
National Grid PLC	144,869	1,503		Gazprom OAO ADR	123,799		1,146
National Grid PLC ADR(a)	80,000	4,152		Hess Corp	50,000		2,358
NiSource Inc (a)	572,210	14,642		HollyFrontier Corp	26,932		1,007
South Jersey Industries Inc (a)	50,000	2,643		Idemitsu Kosan Co Ltd	7,800		653
Vectren Corp	50,000	1,493		JX Holdings Inc	57,800		278
		$24,710		Marathon Oil Corp	41,146		1,089
				Marathon Petroleum Corp	33,495		1,584
Healthcare - Services - 0.05%				Penn West Petroleum Ltd (a)	55,000		749
UnitedHealth Group Inc	26,265	1,342		PetroChina Co Ltd	380,000		475
WellPoint Inc	14,453	770		Royal Dutch Shell PLC - A Shares	22,050		749
		$2,112		Royal Dutch Shell PLC - B shares ADR(a)	50,000		3,528
Holding Companies - Diversified - 0.10%				Royal Dutch Shell PLC - B Shares	65,113		2,291
Wharf Holdings Ltd	748,437	4,310		Santos Ltd	80,941		908
				Seadrill Ltd	25,516		994
				Seadrill Ltd	60,000		2,327
Insurance - 0.35%				Statoil ASA	68,961		1,639
ACE Ltd	23,233	1,708		Total SA ADR(a)	15,000		689
Allianz SE	11,140	1,105		Total SA	10,430		481
Assurant Inc	38,447	1,392		Valero Energy Corp	41,699		1,147
Legal & General Group PLC	585,930	1,166					$40,430
Marsh & McLennan Cos Inc	31,063	1,032
MetLife Inc	45,356	1,396		Pharmaceuticals - 0.40%
Muenchener Rueckversicherungs AG	9,375	1,328		Abbott Laboratories	40,569		2,690
Protective Life Corp	29,960	836		Bristol-Myers Squibb Co	22,299		794
Prudential PLC	115,423	1,374		Eli Lilly & Co	47,682		2,099
Sampo OYJ	23,943	634		GlaxoSmithKline PLC	48,156		1,108
SCOR SE	40,488	959		Johnson & Johnson	13,444		931
Sul America SA	70,503	427		Merck & Co Inc	38,099		1,683
Swiss Re AG (b)	15,659	980		Novartis AG	31,714		1,862
Zurich Insurance Group AG (b)	5,686	1,262		Pfizer Inc (a)	181,205		4,356
		$15,599		Sanofi	26,475		2,160
							$17,683
Investment Companies - 0.06%
BlackRock Kelso Capital Corp	36,925	349		Pipelines - 6.78%
Investment AB Kinnevik	41,582	856		Access Midstream Partners LP	283,000		8,207
Investor AB	26,368	549		Buckeye Partners LP	208,300		11,321
PennantPark Investment Corp	68,341	713		Copano Energy LLC (a)	258,900		7,236
		$2,467		DCP Midstream Partners LP	34,098		1,454
				Enbridge Energy Partners LP	311,900		9,310
Leisure Time - 0.00%				Energy Transfer Partners LP	523,645		23,983
Travelport LLC (b),(d)	165,331	—		Enterprise Products Partners LP (a)	592,800		31,418
				Holly Energy Partners LP (c)	87,000		5,735
Media - 0.22%				Kinder Morgan Energy Partners LP	268,600		21,496
Comcast Corp - Class A (a)	200,000	6,510		Kinder Morgan Inc/Delaware	94,300		3,377
HMH Holdings Inc (b),(c),(d)	54,716	1,258		Magellan Midstream Partners LP	311,300		24,353
Time Warner Cable Inc	12,078	1,026		MarkWest Energy Partners LP (a)	254,000		13,353
Viacom Inc	18,722	875		NuStar Energy LP	119,800		6,508
		$9,669		Oiltanking Partners LP (c)	40,100		1,361
				ONEOK Inc	300,000		13,353
Metal Fabrication & Hardware - 0.02%				ONEOK Partners LP	276,470		16,074
Aurubis AG	17,707	903		Plains All American Pipeline LP	289,100		25,441
				Regency Energy Partners LP	516,900		12,380
				Sunoco Logistics Partners LP	177,050		7,126
				Targa Resources Partners LP	245,930		9,338

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Pipelines (continued)				REITS (continued)
Tesoro Logistics LP	37,600	$1,372		ICADE	13,300	$1,017
TransCanada Corp (a)	25,000	1,136		Japan Prime Realty Investment Corp	217	564
TransCanada Corp	41,700	1,899		Japan Retail Fund Investment Corp	820	1,371
Western Gas Partners LP	198,000	8,900		Land Securities Group PLC	266,593	3,293
Williams Cos Inc/The (a)	350,000	11,127		Liberty Property Trust (a)	60,200	2,185
Williams Partners LP	463,505	25,173		Metric Property Investments PLC	500,000	665
		$302,431		Mirvac Group	1,469,665	2,106
				Mori Trust Sogo Reit Inc	265	2,219
Publicly Traded Investment Fund - 0.02%				National Retail Properties Inc	36,438	1,075
John Hancock Preferred Income Fund III	37,571	741		Northern Property Real Estate Investment	49,900	1,654
				Trust
Real Estate - 0.79%				Pennsylvania Real Estate Investment Trust (a)	189,000	2,714
Atrium European Real Estate Ltd	255,000	1,138		Primary Health Properties PLC	187,000	967
Castellum AB	86,200	1,155		Prologis Inc	72,000	2,328
Cheung Kong Holdings Ltd	80,000	1,047		Public Storage (a)	12,627	1,881
Citycon OYJ	650,000	1,969		Ramco-Gershenson Properties Trust (a)	275,866	3,515
Country Garden Holdings Co Ltd (b)	2,500,000	939		Retail Properties of America Inc	358,281	3,572
Fabege AB	280,900	2,430		RioCan Real Estate Investment Trust	28,800	822
FKP Property Group	53,945	21		Saul Centers Inc	22,000	916
Henderson Land Development Co Ltd	382,000	2,214		Senior Housing Properties Trust	243,500	5,540
Hongkong Land Holdings Ltd	282,000	1,683		Simon Property Group Inc (a)	78,847	12,654
Hyprop Investments Ltd	291,497	2,397		SL Green Realty Corp (a)	43,400	3,418
Midland Holdings Ltd	2,330,000	1,240		Societe de la Tour Eiffel	13,000	698
Mitsubishi Estate Co Ltd	327,200	5,860		Stockland	800,000	2,803
Mitsui Fudosan Co Ltd	275,400	5,306		Suntec Real Estate Investment Trust	2,637,000	3,055
Soho China Ltd	1,650,000	1,222		Two Harbors Investment Corp	82,725	949
Sun Hung Kai Properties Ltd	466,400	5,794		Unibail-Rodamco SE	32,622	6,256
Supalai PCL	1,530,000	862		United Urban Investment Corp	2,746	2,979
		$35,277		Wereldhave NV	12,000	630
				Westfield Group	581,579	6,083
REITS - 3.84%				Westfield Retail Trust	201,000	642
Advance Residence Investment Corp	650	1,269				$171,399
American Assets Trust Inc (a)	52,500	1,365
Annaly Capital Management Inc (a)	203,600	3,549		Retail - 0.05%
Ascendas Real Estate Investment Trust	800,000	1,456		Hot Topic Inc	108,301	1,100
Ashford Hospitality Trust Inc (a)	258,800	1,975		Walgreen Co	36,487	1,327
Astro Japan Property Group	893,922	2,622				$2,427
AvalonBay Communities Inc (a)	28,200	4,148
Boston Properties Inc (a)	42,677	4,733		Savings & Loans - 0.02%
Brandywine Realty Trust (a)	148,000	1,758		People's United Financial Inc	66,789	765
Cambridge Industrial Trust	3,926,875	1,889
Camden Property Trust (a)	65,039	4,638		Semiconductors - 0.09%
Campus Crest Communities Inc (a)	180,071	1,974		Chipbond Technology Corp	691,000	862
Canadian Real Estate Investment Trust	29,400	1,235		Intel Corp	82,044	2,108
Capstead Mortgage Corp	60,864	857		Taiwan Semiconductor Manufacturing Co Ltd	455,000	1,232
Challenger Diversified Property Group	2,250,000	1,311				$4,202
Champion REIT	3,971,500	1,741
Charter Hall Retail REIT	609,500	2,209		Software - 0.10%
Colonial Properties Trust (a)	101,600	2,301		CA Inc	32,801	790
Cominar Real Estate Investment Trust	53,000	1,300		Microsoft Corp	84,941	2,503
Corio NV	13,186	582		Nomura Research Institute Ltd	49,200	1,016
CubeSmart (a)	191,200	2,292				$4,309
CYS Investments Inc (a)	315,383	4,560		Storage & Warehousing - 0.01%
DCT Industrial Trust Inc (a)	283,000	1,772		Safestore Holdings PLC	265,258	420
DDR Corp	169,000	2,542
Dundee Real Estate Investment Trust	57,300	2,196
Entertainment Properties Trust (a)	47,479	2,144		Telecommunications - 2.21%
Equity One Inc (a)	61,952	1,344		Advanced Info Service PCL (d)	193,500	1,224
Equity Residential (a)	100,400	6,356		AT&T Inc (a)	664,365	25,193
Essex Property Trust Inc (a)	19,035	2,995		BCE Inc (a)	250,000	10,635
				CenturyLink Inc (a)	360,000	14,954
Eurocommercial Properties NV	46,326	1,564
Fortune Real Estate Investment Trust	1,087,000	774		China Mobile Ltd	184,500	2,153
Frasers Commercial Trust	1,347,000	1,179		Cleveland Unlimited Inc - Warrants (b),(d)	2,756	125
Glimcher Realty Trust(a)	372,500	3,732		Frontier Communications Corp (a)	600,000	2,352
Great Portland Estates PLC	186,548	1,253		Manitoba Telecom Services Inc	27,800	945
Hammerson PLC	497,700	3,601		Mobile Telesystems OJSC ADR	37,446	710
Hatteras Financial Corp	25,872	757		NTT DOCOMO Inc	719	1,202
Health Care REIT Inc	64,000	3,983		Telecom Corp of New Zealand Ltd	432,419	927
Hersha Hospitality Trust (a)	324,044	1,575		Telecom Corp of New Zealand Ltd ADR(a)	400,000	4,276
Highwoods Properties Inc (a)	55,100	1,866		Telefonica Brasil SA ADR(a)	350,000	8,173
Hospitality Properties Trust (a)	141,380	3,431		Telstra Corp Ltd	408,856	1,717

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held		Value(000	's)	PREFERRED STOCKS (continued)	Shares Held	Value	(000	's)
Telecommunications (continued)					Diversified Financial Services (continued)
Verizon Communications Inc (a)	209,930		$9,476		Corporate-Backed Trust Certificates 6.00%;	5,530		$134
Vodacom Group Ltd	78,327		907		Series GS
Vodafone Group PLC ADR(a)	195,000		5,606		Credit Suisse AG/Guernsey	19,924		523
Vodafone Group PLC	1,034,652		2,961		Goodman PLUS Trust	34,600		3,272
Windstream Corp (a)	510,000		5,080		JP Morgan Chase Capital XXIX	6,420		170
			$98,616		Merrill Lynch Capital Trust II	33,600		836
					Morgan Stanley Capital Trust III	31,100		777
Transportation - 0.12%					Morgan Stanley Capital Trust IV	24,891		618
Deutsche Post AG	77,000		1,382		Morgan Stanley Capital Trust VII	12,879		320
Union Pacific Corp (a)	32,000		3,924
					Morgan Stanley Capital Trust VIII	2,800		70
			$5,306		PreferredPlus TR-CCR1 6.00%; Series GSG1	3,000		76
Water- 0.14%					PreferredPlus TR-CCR1 8.05%; Series CCR1	5,084		130
American Water Works Co Inc (a)	110,000		3,987					$23,137
Aqua America Inc (a)	42,000		1,077
					Electric - 0.07%
United Utilities Group PLC	109,857		1,175		DTE Energy Co	12,629		361
			$6,239		Entergy Arkansas Inc	3,202		89
TOTAL COMMON STOCKS			$987,583		Entergy Louisiana LLC 5.25%	50,000		1,315
					Entergy Louisiana LLC 5.88%	11,790		327
CONVERTIBLE PREFERRED STOCKS- 0.17%	Shares Held	Value	(000	's)	Entergy Texas Inc	6,057		179
Banks- 0.08%					SCANA Corp	21,940		628
Bank of America Corp	800		813					$2,899
Wells Fargo & Co	2,310		2,673		Hand & Machine Tools - 0.02%
			$3,486		Stanley Black & Decker Inc	40,000		1,038
REITS- 0.09%
Digital Realty Trust Inc	81,000		3,972		Insurance - 1.59%
					Aegon NV 6.38%	330,561		8,281
TOTAL CONVERTIBLE PREFERRED STOCKS			$7,458		Aegon NV 6.50%	16,500		408
PREFERRED STOCKS - 7.81%	Shares Held		Value(000	's)	Aegon NV 6.88%	3,600		90
Automobile Manufacturers - 0.02%					Allianz SE	502,177		13,214
Volkswagen AG	3,914		666		American Financial Group Inc/OH 7.00%	40,276		1,086
					Aspen Insurance Holdings Ltd	183,472		4,829
					Axis Capital Holdings Ltd	208,500		5,713
Banks- 2.52%					Berkley W R Capital Trust	8,493		214
Bank of America Corp 6.63%; Series I	180,750		4,745		Delphi Financial Group Inc 7.38%	278,590		6,904
Bank of America Corp 8.63%; Series MER	63,200		1,650		Everest Re Capital Trust II	32,378		818
Barclays Bank PLC 7.75%	68,100		1,739		Hartford Financial Services Group Inc	221,930		6,147
Barclays Bank PLC 8.13%	252,100		6,476		ING Groep NV 6.13%	146,000		3,165
COBANK ACB 11.00%; Series C (e)	24,261		1,300		ING Groep NV 7.05%	122,664		3,005
COBANK ACB 11.00%; Series D	8,400		466		ING Groep NV 7.20%	67,242		1,666
COBANK ACB 7.00% (e)	311,500		15,760		ING Groep NV 7.38%	26,115		652
Countrywide Financial Corp	22,600		564		ING Groep NV 8.50%	80,400		2,085
Deutsche Bank Contingent Capital Trust II	40,779		1,019		PartnerRe Ltd 7.25%	149,783		4,143
Deutsche Bank Contingent Capital Trust III	117,535		3,061		PLC Capital Trust V	3,337		84
Deutsche Bank Contingent Capital Trust V	38,900		1,034		Protective Life Corp	224,300		5,852
Fifth Third Capital Trust V	76,912		1,956		Protective Life Corp 7.25%	2,228		56
Fifth Third Capital Trust VI	16,591		422		RenaissanceRe Holdings Ltd - Series C	14,600		369
HSBC Holdings PLC 6.20%	18,185		460		RenaissanceRe Holdings Ltd - Series D	23,422		595
HSBC Holdings PLC 8.00%	1,072,576		29,667		XLIT Ltd	2,000		1,445
Lloyds Banking Group PLC	70,000		1,891					$70,821
M&T Capital Trust IV	9,200		237
PNC Financial Services Group Inc - Series P	406,875		11,112		Investment Companies - 0.11%
Royal Bank of Scotland Group PLC 5.75%;	383,508		7,386		Australand Assets Trust	50,200		4,880
Series L
Santander Finance Preferred SAU	10,000		262		Oil & Gas - 0.00%
TCF Financial Corp	42,000		1,099		Nexen Inc	2,748		69
US Bancorp - Series G	702,900		19,203
VNB Capital Trust I	34,111		880
			$112,389		REITS - 1.84%
					CommonWealth REIT 7.50%	117,396		2,562
Diversified Financial Services - 0.52%					CommonWealth REIT - Series C	37,852		947
Ameriprise Financial Inc	46,360		1,342		CommonWealth REIT - Series E	324,169		8,629
Citigroup Capital VIII	24,564		620		DDR Corp - Series H	13,617		344
Citigroup Capital XI	389,064		9,723		DDR Corp - Series I	4,000		101
Citigroup Capital XIII	109,500		2,999		Digital Realty Trust Inc - Series E	82,100		2,191
Citigroup Capital XIV	3,711		94		Digital Realty Trust Inc - Series F	27,108		712
Citigroup Capital XIX	1,900		48		Duke Realty Corp 6.60%	106,620		2,717
Citigroup Capital XV	5,005		125		Duke Realty Corp 6.63%	3,115		79
Citigroup Capital XVI	50,389		1,260		Duke Realty Corp 8.38%	7,000		185
					Equity Residential	20,702		1,452

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2012 (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value(000	's)		Principal
REITS (continued)				BONDS (continued)	Amount (000's)	Value	(000	's)
Harris Preferred Capital Corp	15,600	$401		Agriculture (continued)
Health Care REIT Inc	57,650	1,553		Vector Group Ltd
Hospitality Properties Trust 7.00%; Series C	96,600	2,455		11.00%, 08/15/2015	$750		$778
Kimco Realty Corp 5.50%	98,600	2,435		Virgolino de Oliveira Finance Ltd
Kimco Realty Corp 6.00%	64,000	1,654		11.75%, 02/09/2022(e)	400		392
Kimco Realty Corp 6.65%	2,445	62					$2,271
Kimco Realty Corp 6.90%	215,803	6,137
Kimco Realty Corp 7.75%	195,075	4,961		Airlines - 0.31%
National Retail Properties Inc	81,700	2,149		American Airlines 2011-2 Class A Pass
Prologis Inc - Series O	98,179	2,486		Through Trust
				8.63%, 10/15/2021(d)	4,367		4,597
Prologis Inc - Series Q	114,534	7,083
Prologis Inc - Series S	6,606	167		Continental Airlines 2007-1 Class C Pass
PS Business Parks Inc - Series P	115,625	2,930		Through Trust
PS Business Parks Inc - Series R	170,571	4,604		7.34%, 04/19/2014	2,138		2,190
PS Business Parks Inc - Series T	66,770	1,692		Delta Air Lines 2011-1 Class B Pass Through
Public Storage Inc 5.90%	1,204	32		Trust
Public Storage Inc 6.45%; Series F	4,200	108		7.13%, 10/15/2014	5,000		4,891
Public Storage Inc 6.88%	4,331	121		Global Aviation Holdings Inc
				0.00%, 08/15/2013(b)	6,545		1,898
Realty Income Corp - Series F	43,093	1,169
Suntrust Real Estate Investment Corp (d),(e)	30	3,117					$13,576
Vornado Realty LP	163,022	4,594		Apparel - 0.16%
Vornado Realty Trust	50,000	1,252		Levi Strauss & Co
Vornado Realty Trust - Series F	26,224	670		6.88%, 05/01/2022	7,062		7,265
Vornado Realty Trust - Series H	63,400	1,615
Vornado Realty Trust - Series J	218,640	5,936
Wachovia Corp 7.25%	79,500	2,159		Automobile Parts & Equipment - 0.25%
Weingarten Realty Investors 6.50%	20,089	507		Goodyear Tire & Rubber Co/The
Weingarten Realty Investors 6.75%	2,767	70		7.00%, 05/15/2022	2,500		2,553
		$82,038		GT 2005 Bonds BV
				8.00%, 07/21/2014(g)	827		806
Savings & Loans - 0.11%				Stanadyne Corp
First Niagara Financial Group Inc	172,800	5,115		10.00%, 08/15/2014	5,235		4,888
				Stanadyne Holdings Inc
				12.00%, 02/15/2015(g)	4,895		3,078
Sovereign - 0.22%
Farm Credit Bank/Texas	8,500	9,857					$11,325
				Banks- 4.21%
Telecommunications - 0.79%				Abbey National Capital Trust I
Centaur Funding Corp (b),(e)	5,000	3,014		8.96%, 12/31/2049	2,300		2,346
Qwest Corp	150,900	4,025		ABN Amro North American Holding
Qwest Corp 7.00%	73,791	1,972		Preferred Capital Repackage Trust I
				6.52%, 12/29/2049(e),(g)	4,005		3,745
Qwest Corp 7.38%	191,571	5,268
Qwest Corp 7.50%	221,900	6,056		Akbank TAS
				6.50%, 03/09/2018(e)	615		672
Telephone & Data Systems Inc 6.88%	59,903	1,632
Telephone & Data Systems Inc 7.00%	482,968	13,431		Alfa Bank OJSC Via Alfa Bond Issuance
		$35,398		PLC
TOTAL PREFERRED STOCKS		$348,307		7.88%, 09/25/2017	965		1,028
				Banco Bradesco SA/Cayman Islands
	Principal			4.10%, 03/23/2015	200		209
BONDS- 59.04%	Amount (000's)	Value(000	's)	4.50%, 01/12/2017(e)	200		211
Advertising - 0.27%				Banco Cruzeiro do Sul SA/Brazil
MDC Partners Inc				8.88%, 09/22/2020	500		165
11.00%, 11/01/2016	$7,790	$8,374		Banco de Credito del Peru/Panama
Sitel LLC / Sitel Finance Corp				4.75%, 03/16/2016(e)	810		855
11.00%, 08/01/2017(e)	3,795	3,719		5.38%, 09/16/2020(e)	500		530
		$12,093		5.38%, 09/16/2020	225		239
				Banco do Brasil SA/Cayman
Aerospace & Defense - 0.26%				5.38%, 01/15/2021(e)	200		207
Kratos Defense & Security Solutions Inc				5.38%, 01/15/2021	200		207
10.00%, 06/01/2017	4,005	4,305		Bancolombia SA
Penerbangan Malaysia Bhd				5.95%, 06/03/2021	300		328
5.63%, 03/15/2016	2,148	2,407		BankAmerica Institutional Capital B
Sequa Corp				7.70%, 12/31/2026(e)	2,700		2,740
13.50%, 12/01/2015(e)	500	531
11.75%, 12/01/2015(e)	4,000	4,205		Barclays Bank PLC
				6.28%, 12/31/2049	300		252
		$11,448		6.86%, 09/29/2049(e),(g)	8,530		7,688
Agriculture - 0.05%				7.43%, 12/31/2049(e),(g)	4,850		4,840
Corp Azucarera del Peru SA				BBVA International Preferred SAU
6.38%, 08/02/2022(d),(e),(f)	300	307		5.92%, 12/30/2049(g)	7,500		4,716
Mriya Agro Holding PLC				BNP Paribas SA
10.95%, 03/30/2016(e)	900	794		5.19%, 06/29/2049(e),(g)	1,305		1,122

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)				Banks (continued)
BNY Institutional Capital Trust A				North Fork Capital Trust II
7.78%, 12/01/2026(e)	$500	$502		8.00%, 12/15/2027	$1,000	$1,007
BPCE SA				PNC Financial Services Group Inc
12.50%, 08/29/2049(c),(e)	4,850	5,007		6.75%, 08/01/2049(g)	1,500	1,625
Capital One Capital V				PNC Preferred Funding Trust I
10.25%, 08/15/2039	1,000	1,035		2.12%, 12/31/2049(e),(g)	1,000	795
Capital One Capital VI				Rabobank Capital Funding Trust III
8.88%, 05/15/2040	7,540	7,660		5.25%, 12/29/2049(e),(g)	5,500	5,159
Claudius Ltd for Credit Suisse				Royal Bank of Scotland Group PLC
7.88%, 06/29/2049	16,960	17,638		7.65%, 08/29/2049(g)	3,700	3,219
8.25%, 06/29/2049	1,000	1,037		Russian Agricultural Bank OJSC Via RSHB
Cooperatieve Centrale Raiffeisen-				Capital SA
Boerenleenbank BA/Netherlands				6.00%, 06/03/2021(e)	1,300	1,306
11.00%, 12/29/2049(e),(g)	3,700	4,727		6.30%, 05/15/2017	2,105	2,298
Countrywide Capital III				Santander Finance Preferred SAU
8.05%, 06/15/2027	300	340		10.50%, 12/31/2049(g)	5,035	4,784
Credit Agricole SA				Sberbank of Russia Via SB Capital SA
8.38%, 10/13/2049(e),(g)	3,000	2,625		6.13%, 02/07/2022(e)	500	543
Credit Suisse Group Guernsey I Ltd				Societe Generale SA
7.88%, 02/24/2041(g)	4,000	3,960		1.21%, 12/29/2049(e),(g)	1,000	449
Deutsche Bank Capital Funding Trust I				5.92%, 04/29/2049(e),(g)	4,700	3,477
3.43%, 12/29/2049(e),(g)	4,000	2,646		8.75%, 10/29/2049	11,770	11,176
Deutsche Bank Capital Funding Trust VII				Standard Chartered PLC
5.63%, 01/29/2049(e),(g)	3,639	3,243		7.01%, 07/29/2049(e)	4,100	4,100
Development Bank of Kazakhstan JSC				Susquehanna Capital II
5.50%, 12/20/2015	430	452		11.00%, 03/23/2040	750	773
Dresdner Funding Trust I				Ukreximbank Via Biz Finance PLC
8.15%, 06/30/2031(e)	12,900	10,513		8.38%, 04/27/2015	5,929	5,492
Export-Import Bank of Korea				VTB Bank OJSC Via VTB Capital SA
4.38%, 09/15/2021	2,928	3,177		6.32%, 02/22/2018	2,535	2,624
FCB/NC Capital Trust I						$187,632
8.05%, 03/01/2028	1,000	1,024
Fifth Third Capital Trust IV				Beverages - 0.14%
6.50%, 04/15/2049(g)	3,910	3,905		Beverages & More Inc
				9.63%, 10/01/2014(e)	6,000	6,240
First Hawaiian Capital I
8.34%, 07/01/2027	1,000	1,000
Goldman Sachs Group Inc/The				Building Materials - 0.26%
6.75%, 10/01/2037	3,000	3,084		Building Materials Corp of America
HBOS Capital Funding No2 LP				6.75%, 05/01/2021(e)	2,350	2,567
6.07%, 06/29/2049(e),(g)	4,050	2,744		Cemex Espana Luxembourg
HSBC USA Capital Trust I				9.25%, 05/12/2020	340	299
7.81%, 12/15/2026(e)	300	302		Cemex SAB de CV
ICICI Bank Ltd/Bahrain				9.00%, 01/11/2018(e)	2,455	2,283
5.50%, 03/25/2015	500	517		Interline Brands Inc/NJ
Industrial Bank of Korea				7.00%, 11/15/2018	1,000	1,062
2.38%, 07/17/2017(e)	850	845		Masco Corp
Itau Unibanco Holding SA/Cayman Island				5.95%, 03/15/2022	4,475	4,678
6.20%, 12/21/2021(e)	500	530		Urbi Desarrollos Urbanos SAB de CV
JP Morgan Chase & Co				9.75%, 02/03/2022(e)	580	589
7.90%, 04/29/2049(g)	600	662		West China Cement Ltd
JP Morgan Chase Capital XXI				7.50%, 01/25/2016	200	175
1.42%, 02/02/2037(g)	4,000	2,760				$11,653
KeyCorp Capital III
7.75%, 07/15/2029	395	454		Chemicals - 0.06%
Korea Exchange Bank				Braskem America Finance Co
3.13%, 06/26/2017(e)	400	408		7.13%, 07/22/2041(e)	200	204
LBG Capital No.1 PLC				Braskem Finance Ltd
7.88%, 11/01/2020(e)	7,400	6,941		7.38%, 10/04/2015(e)	100	103
8.00%, 12/29/2049(e),(g)	7,295	6,456		Nexeo Solutions LLC / Nexeo Solutions
National Australia Bank Ltd/New York				Finance Corp
8.00%, 09/29/2049	800	862		8.38%, 03/01/2018	2,290	2,256
Natixis						$2,563
9.00%, 04/29/2049	3,312	2,666		Coal- 0.37%
10.00%, 04/29/2049(e),(g)	2,648	2,279
				Adaro Indonesia PT
NB Capital Trust II				7.63%, 10/22/2019	800	855
7.83%, 12/15/2026	1,150	1,153		Berau Capital Resources Pte Ltd
Nordea Bank AB				12.50%, 07/08/2015(e)	440	490
8.38%, 09/25/2049	3,300	3,551		Berau Coal Energy Tbk PT
				7.25%, 03/13/2017(e)	400	404

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)
Coal (continued)				Consumer Products (continued)
Bumi Investment Pte Ltd				Reynolds Group Issuer Inc / Reynolds Group
10.75%, 10/06/2017	$1,065	$1,084		Issuer LLC / Reynolds Group Issuer
Consol Energy Inc				(Luxembourg) S.A.
8.25%, 04/01/2020	1,000	1,062		6.88%, 02/15/2021(g)	$21,000	$22,365
Mongolian Mining Corp				Scotts Miracle-Gro Co/The
8.88%, 03/29/2017(e)	1,400	1,411		6.63%, 12/15/2020	2,000	2,170
Penn Virginia Resource Partners LP / Penn				Spectrum Brands Inc
Virginia Resource Finance Corp				9.50%, 06/15/2018	3,000	3,428
8.25%, 04/15/2018	3,297	3,346		YCC Holdings LLC / Yankee Finance Inc
Penn Virginia Resource Partners LP / Penn				10.25%, PIK 11.00%, 02/15/2016(h)	8,375	8,532
Virginia Resource Finance Corp II						$79,274
8.38%, 06/01/2020(e)	6,765	6,833
Yancoal International Resources				Distribution & Wholesale - 0.59%
Development Co Ltd				Baker & Taylor Inc
				11.50%, 07/01/2013(e)	5,375	3,185
5.73%, 05/16/2022(e)	1,002	1,024
		$16,509		HD Supply Inc
				8.13%, 04/15/2019(e)	6,275	6,840
Commercial Services - 2.02%				11.00%, 04/15/2020(e)	6,600	7,194
Catalent Pharma Solutions Inc				INTCOMEX Inc
9.50%, 04/15/2015	8,485	8,686		13.25%, 12/15/2014	8,785	8,958
Ceridian Corp				VWR Funding Inc
8.88%, 07/15/2019(e)	6,675	7,026		10.25%, 07/15/2015	264	271
DP World Ltd						$26,448
6.85%, 07/02/2037	1,000	1,050
DynCorp International Inc				Diversified Financial Services - 3.62%
10.38%, 07/01/2017	11,233	9,436		Ageas Hybrid Financing SA
Emergency Medical Services Corp				8.25%, 12/29/2049	8,064	6,612
8.13%, 06/01/2019	9,479	10,083		Bank of New York Mellon SA Institucion de
Knowledge Universe Education LLC				Banca Multiple
				9.63%, 05/02/2021(e)	1,072	965
7.75%, 02/01/2015(e)	8,175	6,826
Laureate Education Inc				Blackstone Holdings Finance Co LLC
				5.88%, 03/15/2021(e)	1,000	1,076
9.25%, 09/01/2019(e)	6,500	6,419
11.00%, 08/15/2015(e),(g)	2,800	2,863		BM&FBovespa SA
Pharmaceutical Product Development Inc				5.50%, 07/16/2020	400	435
9.50%, 12/01/2019(e)	6,345	7,051		Capital One Capital III
Rural Metro Corp				7.69%, 08/01/2049	3,050	3,080
10.13%, 07/15/2019(e)	4,035	3,954		Capital One Capital IV
10.13%, 07/15/2019(e)	5,750	5,520		6.75%, 02/17/2037	2,325	2,343
ServiceMaster Co/TN				Charles Schwab Corp/The
				7.00%, 02/01/2049(g)	1,700	1,859
7.10%, 03/01/2018	5,000	4,694
7.45%, 08/15/2027	2,400	1,995		China Overseas Finance Cayman IV Ltd
8.00%, 02/15/2020	3,650	4,047		4.88%, 02/15/2017	200	211
TransUnion Holding Co Inc				CNH Capital LLC
				6.25%, 11/01/2016(e)	750	808
9.63%, PIK 10.38%, 06/15/2018(e),(h)	8,250	8,910
UR Merger Sub Corp				Credit Acceptance Corp
5.75%, 07/15/2018(e)	1,250	1,306		9.13%, 02/01/2017	5,850	6,464
		$89,866		Doha Finance Ltd
				3.50%, 03/14/2017	600	613
Computers - 0.84%				E*Trade Financial Corp
Compucom Systems Inc				7.88%, 12/01/2015	7,810	7,976
12.50%, 10/01/2015(e)	11,020	11,433		General Electric Capital Corp
iGate Corp				7.13%, 12/15/2049(g)	15,300	16,554
9.00%, 05/01/2016	10,990	11,650		Glen Meadow Pass-Through Trust
Stratus Technologies Bermuda Ltd / Stratus				6.51%, 02/12/2067(e),(g)	11,300	8,306
Technologies Inc				Goldman Sachs Capital I
12.00%, 03/29/2015(c)	9,381	8,490		6.35%, 02/15/2034	5,500	5,346
Stream Global Services Inc				HSBC Finance Capital Trust IX
11.25%, 10/01/2014	5,658	5,771		5.91%, 11/30/2035	1,500	1,440
		$37,344		Icahn Enterprises LP / Icahn Enterprises
				Finance Corp
Consumer Products - 1.78%				7.75%, 01/15/2016	8,930	9,388
American Achievement Corp				8.00%, 01/15/2018	6,625	7,039
10.88%, 04/15/2016(e)	10,915	9,551
				8.00%, 01/15/2018(e)	2,650	2,816
Armored Autogroup Inc				Jefferies Group Inc
9.25%, 11/01/2018(e)	13,985	12,464
				8.50%, 07/15/2019	2,500	2,756
Central Garden and Pet Co				Macquarie PMI LLC
8.25%, 03/01/2018	18,650	19,116		8.38%, 12/02/2049	3,350	3,343
Prestige Brands Inc				Man Group PLC
8.25%, 04/01/2018	1,500	1,648		5.00%, 08/09/2017	1,850	1,483
				11.00%, 05/29/2049	3,857	3,626

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Diversified Financial Services (continued)				Electric (continued)
Metalloinvest Finance Ltd				Saudi Electricity Global Sukuk Co
6.50%, 07/21/2016(e)	$550	$546		(continued)
Nationstar Mortgage LLC / Nationstar Capital				4.21%, 04/03/2022	$1,500		$1,626
Corp							$39,834
10.88%, 04/01/2015	1,350	1,458
Neuberger Berman Group LLC/Neuberger				Electrical Components & Equipment - 0.17%
Berman Finance Corp				Coleman Cable Inc
5.88%, 03/15/2022(e)	3,000	3,173		9.00%, 02/15/2018	7,295		7,705
Nuveen Investments Inc
10.50%, 11/15/2015	11,900	12,078		Engineering & Construction - 0.29%
Old Mutual Capital Funding LP				Alion Science & Technology Corp
8.00%, 05/29/2049	12,730	12,757		12.00%, PIK 2.00%, 11/01/2014(h)	9,181		8,561
Power Sector Assets & Liabilities				10.25%, 02/01/2015	5,310		2,761
Management Corp				Odebrecht Finance Ltd
7.25%, 05/27/2019	804	1,029		5.13%, 06/26/2022(e)	516		528
7.39%, 12/02/2024(e)	327	443		6.00%, 04/05/2023(e)	200		217
QHP Royalty Sub LLC				7.13%, 06/26/2042(e)	400		423
10.25%, 03/15/2015(c),(e)	152	152		Yuksel Insaat AS
Rivers Pittsburgh Borrower LP/Rivers				9.50%, 11/10/2015	500		400
Pittsburgh Finance Corp							$12,890
9.50%, 06/15/2019(e)	4,830	5,041
Schahin II Finance Co SPV Ltd				Entertainment - 1.62%
5.88%, 09/25/2022(e)	300	311		American Casino & Entertainment Properties
Swiss Re Capital I LP				LLC / ACEP Finance Corp
6.85%, 05/29/2049(e),(g)	11,500	11,247		11.00%, 06/15/2014	3,895		4,065
ZFS Finance USA Trust II				Carmike Cinemas Inc
6.45%, 12/15/2065(e),(g)	8,900	9,167		7.38%, 05/15/2019	3,500		3,684
ZFS Finance USA Trust V				Chukchansi Economic Development
6.50%, 05/09/2037(e)	9,432	9,479		Authority
				9.75%, 05/30/2020(e)	3,819		2,826
		$161,420
				Diamond Resorts Corp
Electric - 0.89%				12.00%, 08/15/2018	9,650		10,096
Abu Dhabi National Energy Co				Lions Gate Entertainment Inc
4.13%, 03/13/2017	200	213		10.25%, 11/01/2016(e)	11,495		12,831
6.25%, 09/16/2019	200	235		NAI Entertainment Holdings LLC
AES Corp/The				8.25%, 12/15/2017(e)	3,700		4,116
7.38%, 07/01/2021(e)	9,864	11,282		Regal Entertainment Group
Centrais Eletricas Brasileiras SA				9.13%, 08/15/2018	1,010		1,134
5.75%, 10/27/2021(e)	300	337		Seminole Indian Tribe of Florida
Dominion Resources Inc/VA				7.75%, 10/01/2017(e)	2,800		3,059
2.76%, 09/30/2049(g)	6,000	5,392		Snoqualmie Entertainment Authority
7.50%, 06/30/2066	700	756		4.53%, 02/01/2014(e),(g)	7,805		7,590
Empresa de Energia de Bogota SA				9.13%, 02/01/2015(e)	5,085		5,111
6.13%, 11/10/2021(e)	500	533		Speedway Motorsports Inc
Empresa Distribuidora Y Comercializadora				6.75%, 02/01/2019	1,100		1,158
Norte				Vail Resorts Inc
9.75%, 10/25/2022	500	187		6.50%, 05/01/2019	3,000		3,233
Integrys Energy Group Inc				WMG Acquisition Corp
6.11%, 12/01/2066(g)	6,400	6,624		11.50%, 10/01/2018	11,910		13,190
Korea East-West Power Co Ltd							$72,093
2.50%, 07/16/2017(e)	400	400
Korea Electric Power Corp				Environmental Control - 0.05%
3.00%, 10/05/2015(e)	400	414		Darling International Inc
Korea Hydro & Nuclear Power Co Ltd				8.50%, 12/15/2018	2,000		2,245
4.75%, 07/13/2021	700	781
Korea Western Power Co Ltd				Food- 1.01%
3.13%, 05/10/2017(e)	968	997		BI-LO LLC / BI-LO Finance Corp
Listrindo Capital BV				9.25%, 02/15/2019(e)	11,175		11,901
6.95%, 02/21/2019(e)	400	414		Bumble Bee Acquisition Corp
Majapahit Holding BV				9.00%, 12/15/2017(e)	3,862		3,886
7.75%, 01/20/2020(e)	1,730	2,115		Bumble Bee Holdco SCA
7.88%, 06/29/2037	1,375	1,761		9.63%, PIK 10.38%, 03/15/2018(e),(h)	14,220		13,260
NextEra Energy Capital Holdings Inc				Cencosud SA
7.30%, 09/01/2067(g)	200	216		5.50%, 01/20/2021(e)	1,000		1,056
Perusahaan Listrik Negara PT				Grupo Bimbo SAB de CV
5.50%, 11/22/2021(e)	1,400	1,512		4.50%, 01/25/2022(e)	600		654
PPL Capital Funding Inc				Minerva Luxembourg SA
6.70%, 03/30/2067(g)	3,050	3,119		12.25%, 02/10/2022(e)	300		319
Saudi Electricity Global Sukuk Co				Minerva Overseas II Ltd
2.67%, 04/03/2017	900	920		10.88%, 11/15/2019(e)	900		922

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Food (continued)					Holding Companies - Diversified (continued)
Pinnacle Foods Finance LLC / Pinnacle Foods					Votorantim Cimentos SA
Finance Corp					7.25%, 04/05/2041(e)	$300		$313
8.25%, 09/01/2017		$2,125	$2,271					$9,870
9.25%, 04/01/2015		3,000	3,068
US Foods Inc					Housewares - 0.16%
8.50%, 06/30/2019(e)		7,510	7,698		American Standard Americas
					10.75%, 01/15/2016(e)	8,210		7,317
			$45,035
Forest Products & Paper - 0.04%
Clearwater Paper Corp					Insurance - 4.35%
					ACE Capital Trust II
7.13%, 11/01/2018		1,100	1,183		9.70%, 04/01/2030	2,500		3,525
Verso Paper Holdings LLC / Verso Paper					Aegon NV
Inc					1.71%, 07/29/2049(g)	4,600		2,122
8.75%, 02/01/2019		1,500	592		Allstate Corp/The
			$1,775		6.13%, 05/15/2037(g)	1,970		2,000
Gas- 0.04%					AXA SA
ENN Energy Holdings Ltd					6.38%, 12/29/2049(e),(g)	6,500		5,281
6.00%, 05/13/2021		400	427		8.60%, 12/15/2030	4,600		5,051
Mega Advance Investments Ltd					Catlin Insurance Co Ltd
5.00%, 05/12/2021(e)		1,200	1,312		7.25%, 12/31/2049(e)	18,535		16,681
			$1,739		Chubb Corp/The
					6.38%, 03/29/2049(g)	1,600		1,672
Hand & Machine Tools - 0.41%					CNO Financial Group Inc
Thermadyne Holdings Corp					9.00%, 01/15/2018(e)	4,590		4,934
9.00%, 12/15/2017		17,440	18,050		Dai-ichi Life Insurance Co Ltd/The
					7.25%, 12/31/2049(e)	3,500		3,748
Healthcare - Products - 0.25%					Everest Reinsurance Holdings Inc
Biomet Inc					6.60%, 05/15/2037(g)	6,395		6,389
6.50%, 08/01/2020(e),(f)		2,250	2,318		Great-West Life & Annuity Insurance Capital
11.63%, 10/15/2017		2,400	2,583		LP
Hologic Inc					6.63%, 11/15/2034(e)	2,400		2,384
6.25%, 08/01/2020(e),(f)		5,000	5,287		ING Capital Funding Trust III
Physio-Control International Inc					4.06%, 12/31/2049(g)	1,500		1,247
9.88%, 01/15/2019(e)		1,005	1,083		ING Groep NV
			$11,271		5.78%, 12/08/2049	3,000		2,647
					Ironshore Holdings US Inc
Healthcare - Services - 1.25%					8.50%, 05/15/2020(e)	7,170		7,916
Apria Healthcare Group Inc					Liberty Mutual Group Inc
12.38%, 11/01/2014		15,674	15,321		7.00%, 03/15/2037(e),(g)	300		270
11.25%, 11/01/2014		3,300	3,449		7.80%, 03/15/2037(e)	7,301		7,611
HCA Inc					Lincoln National Corp
7.50%, 02/15/2022		17,100	19,195		7.00%, 05/17/2066(g)	4,700		4,665
OnCure Holdings Inc					MetLife Capital Trust IV
11.75%, 05/15/2017		9,200	5,566		7.88%, 12/15/2037(e)	1,820		2,075
Physiotherapy Associates Holdings Inc					MetLife Capital Trust X
11.88%, 05/01/2019(e)		3,780	3,941		9.25%, 04/08/2038(e)	7,200		8,964
Symbion Inc					MetLife Inc
8.00%, 06/15/2016		2,235	2,235		6.40%, 12/15/2049(g)	1,500		1,567
11.00%, 08/23/2015		3,420	3,368		Mitsui Sumitomo Insurance Co Ltd
Tenet Healthcare Corp					7.00%, 03/15/2049(e)	4,025		4,392
6.25%, 11/01/2018		2,500	2,697		Nationwide Financial Services Inc
			$55,772		6.75%, 05/15/2037	15,980		15,577
Holding Companies - Diversified - 0.22%					Progressive Corp/The
Dubai Holding Commercial Operations MTN					6.70%, 06/15/2037	300		320
Ltd					Prudential Financial Inc
					8.88%, 06/15/2049(g)	4,805		5,744
4.75%, 01/30/2014	EUR	200	233
6.00%, 02/01/2017	GBP	1,000	1,384		Prudential PLC
Hutchison Whampoa International 10 Ltd					6.50%, 06/29/2049	1,500		1,438
6.00%, 12/29/2049(g)		$700	724		7.75%, 12/23/2049	12,800		13,408
					11.75%, 12/29/2049(g)	6,000		6,915
Hutchison Whampoa International 11 Ltd
4.63%, 01/13/2022(e)		500	534		QBE Capital Funding II LP
					6.80%, 06/29/2049(e),(g)	6,000		5,276
Hutchison Whampoa International 12 Ltd
6.00%, 05/07/2049(e),(g)		2,500	2,559		QBE Capital Funding III Ltd
					7.25%, 05/24/2041(e),(g)	12,100		11,329
Sinochem Overseas Capital Co Ltd					Reinsurance Group of America Inc
4.50%, 11/12/2020		657	669		6.75%, 12/15/2065(g)	8,600		8,138
4.50%, 11/12/2020(e)		2,425	2,503
Swire Pacific MTN Financing Ltd					Sirius International Group Ltd
					7.51%, 05/29/2049(e),(g)	2,900		2,915
4.50%, 02/28/2022		900	951

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)
Insurance (continued)				Lodging (continued)
USI Holdings Corp				MGM Resorts International
4.34%, 11/15/2014(c),(e),(g)	$1,299	$1,221		7.75%, 03/15/2022	$2,300	$2,306
9.75%, 05/15/2015(e)	13,297	13,430		8.63%, 02/01/2019(e)	7,000	7,411
XL Group PLC				11.38%, 03/01/2018	3,750	4,331
6.50%, 12/31/2049(g)	15,245	13,225		Seminole Hard Rock Entertainment Inc
		$194,077		2.97%, 03/15/2014(e),(g)	1,300	1,274
				Sugarhouse HSP Gaming Prop Mezz LP /
Internet - 0.62%				Sugarhouse HSP Gaming Finance Corp
Bankrate Inc				8.63%, 04/15/2016(e)	6,975	7,324
11.75%, 07/15/2015	1,288	1,443		Wynn Las Vegas LLC / Wynn Las Vegas
Expedia Inc				Capital Corp
5.95%, 08/15/2020	8,300	8,884		5.38%, 03/15/2022(e)	6,250	6,266
GXS Worldwide Inc				7.75%, 08/15/2020	4,600	5,106
9.75%, 06/15/2015	10,318	10,550				$48,202
Open Solutions Inc
9.75%, 02/01/2015(e)	2,250	1,980		Machinery - Diversified - 0.25%
Tencent Holdings Ltd				CPM Holdings Inc
4.63%, 12/12/2016(e)	400	420		10.63%, 09/01/2014(g)	6,960	7,378
Zayo Group LLC / Zayo Capital Inc				Tempel Steel Co
8.13%, 01/01/2020(e)	2,775	2,935		12.00%, 08/15/2016(e)	4,075	3,876
10.13%, 07/01/2020(e)	1,450	1,548				$11,254
		$27,760		Media- 1.02%
Investment Companies - 0.06%				Bresnan Broadband Holdings LLC
Grupo Aval Ltd				8.00%, 12/15/2018(e)	1,800	1,879
5.25%, 02/01/2017(e)	400	424		Cablevision Systems Corp
Gruposura Finance				8.00%, 04/15/2020	2,100	2,326
5.70%, 05/18/2021(e)	1,300	1,378		CCO Holdings LLC / CCO Holdings Capital
IPIC GMTN Ltd				Corp
3.75%, 03/01/2017(e)	1,000	1,044		7.00%, 01/15/2019	2,500	2,744
		$2,846		8.13%, 04/30/2020	2,000	2,260
				CSC Holdings LLC
Iron & Steel - 0.64%				6.75%, 11/15/2021(e)	1,250	1,362
APERAM				DCP LLC/DCP Corp
7.38%, 04/01/2016(e)	8,300	7,262
				10.75%, 08/15/2015(e)	3,960	3,762
7.75%, 04/01/2018(e)	8,325	6,868
				DISH DBS Corp
Evraz Group SA				5.88%, 07/15/2022(e)	2,482	2,556
6.75%, 04/27/2018(e)	300	289
				Globo Comunicacao e Participacoes SA
9.50%, 04/24/2018	1,100	1,185		6.25%, 07/29/2049(g)	200	214
Ferrexpo Finance PLC				Grupo Televisa SAB
7.88%, 04/07/2016(e)	1,000	933
				6.00%, 05/15/2018	700	827
Gerdau Holdings Inc				6.63%, 03/18/2025	575	733
7.00%, 01/20/2020	500	574		Houghton Mifflin Harcourt Publishers Inc /
Metinvest BV				Houghton Mifflin Harcourt Publishing
8.75%, 02/14/2018(e)	700	649
				10.50%, 06/01/2019(e)	6,200	3,286
Standard Steel LLC/Standard Steel Finance				Myriad International Holding BV
Corp				6.38%, 07/28/2017	1,500	1,669
12.00%, 05/01/2015(e)	9,525	10,787
				NET Servicos de Comunicacao SA
		$28,547		7.50%, 01/27/2020	500	578
Leisure Products & Services - 0.58%				Unitymedia Hessen GmbH & Co KG /
Carlson Wagonlit BV				Unitymedia NRW GmbH
6.88%, 06/15/2019(e)	3,000	3,098		7.50%, 03/15/2019(e)	4,460	4,795
Sabre Holdings Corp				Univision Communications Inc
8.35%, 03/15/2016(g)	12,050	11,658		6.88%, 05/15/2019(e)	15,875	16,510
Sabre Inc						$45,501
8.50%, 05/15/2019(e)	6,770	7,058
				Metal Fabrication & Hardware - 0.12%
Travelport LLC				AM Castle & Co
6.46%, 12/01/2016(d),(e),(g)	901	687
				12.75%, 12/15/2016	1,965	2,132
9.88%, 09/01/2014	4,445	3,239		Atkore International Inc
11.88%, 09/01/2016	665	238		9.88%, 01/01/2018	3,340	3,206
		$25,978				$5,338
Lodging - 1.08%				Mining - 1.09%
Caesars Entertainment Operating Co Inc				Aleris International Inc
8.50%, 02/15/2020(e)	6,500	6,524
				7.63%, 02/15/2018	2,325	2,418
12.75%, 04/15/2018	1,000	735		ALROSA Finance SA
10.00%, 12/15/2018	9,100	5,892		7.75%, 11/03/2020(e)	500	540
Chester Downs & Marina LLC				Corp Nacional del Cobre de Chile
9.25%, 02/01/2020(e)	1,000	1,033
				3.00%, 07/17/2022(e)	1,290	1,286
				4.25%, 07/17/2042(e)	3,805	3,863

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2012 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's)	Value(000	's)
Mining (continued)			Mortgage Backed Securities (continued)
Corp Nacional del Cobre de Chile			Credit Suisse Mortgage Capital Certificates
(continued)			0.18%, 09/15/2040(e),(g)	$72,882	$433
6.15%, 10/24/2036	$2,968	$3,885	5.38%, 02/15/2040(e)	400	442
Gold Fields Orogen Holding BVI Ltd			5.42%, 02/15/2039(g)	4,755	4,636
4.88%, 10/07/2020(e)	1,640	1,601	5.42%, 02/15/2039(g)	1,500	1,148
4.88%, 10/07/2020	400	398	5.42%, 02/15/2039(g)	5,200	3,249
Horsehead Holding Corp			DBUBS Mortgage Trust
10.50%, 06/01/2017(e)	6,250	6,188	0.25%, 11/10/2046(e),(g)	136,884	2,432
Midwest Vanadium Pty Ltd			1.43%, 07/10/2044(e),(g)	18,857	1,355
11.50%, 02/15/2018(e)	9,180	6,151	5.56%, 11/10/2046(e),(g)	2,000	2,000
Mirabela Nickel Ltd			FHLMC Multifamily Structured Pass
8.75%, 04/15/2018(e)	10,185	7,333	Through Certificates
Noranda Aluminum Acquisition Corp			1.51%, 08/25/2020(g)	32,398	2,749
4.73%, 05/15/2015(g)	568	542	1.70%, 04/25/2040(g)	35,322	3,018
Novelis Inc/GA			1.90%, 11/25/2039(g)	28,598	2,614
8.38%, 12/15/2017	3,060	3,351	2.00%, 09/25/2039(g)	32,000	3,037
Quadra FNX Mining Ltd			2.09%, 10/25/2025(g)	14,724	1,451
7.75%, 06/15/2019(e)	6,950	7,193	2.21%, 12/25/2039(g)	15,514	2,188
Southern Copper Corp			2.29%, 01/25/2041(g)	15,805	2,161
6.75%, 04/16/2040	750	866	2.53%, 07/25/2039(d),(g)	89,000	10,433
Vale Overseas Ltd			2.57%, 12/25/2043(g)	18,309	2,803
4.63%, 09/15/2020	500	534	2.58%, 11/25/2041(g)	25,000	4,086
5.63%, 09/15/2019	200	225	2.79%, 08/25/2039(g)	8,877	1,544
6.25%, 01/11/2016	250	281	2.79%, 01/25/2043(g)	8,000	1,342
Vedanta Resources PLC			3.22%, 02/25/2042(g)	21,495	4,244
9.50%, 07/18/2018	800	806	3.61%, 06/25/2046(g)	4,400	966
Volcan Cia Minera SAA			4.60%, 11/25/2044	1,800	488
5.38%, 02/02/2022(e)	1,000	1,078	GE Capital Commercial Mortgage Corp
		$48,539	4.87%, 06/10/2048(g)	3,742	3,670
			Greenwich Capital Commercial Funding
Miscellaneous Manufacturing - 0.13%			Corp
GE Capital Trust I			5.48%, 03/10/2039	6,240	6,335
6.38%, 11/15/2067	2,400	2,520	5.53%, 03/10/2039	4,000	1,370
Polymer Group Inc			5.87%, 12/10/2049(g)	2,000	2,005
7.75%, 02/01/2019	1,030	1,107	GS Mortgage Securities Corp II
RBS Global Inc / Rexnord LLC			1.77%, 08/10/2044(e),(g)	32,072	2,853
8.50%, 05/01/2018	2,050	2,260	5.37%, 05/17/2045(e)	400	429
		$5,887	JP Morgan Chase Commercial Mortgage
Mortgage Backed Securities - 5.02%			Securities Corp
Banc of America Large Loan Inc			2.06%, 08/05/2032(e),(g)	12,717	1,468
5.63%, 04/24/2049(e),(g)	1,500	1,520	4.99%, 09/12/2037	200	192
5.66%, 06/24/2049(e),(g)	1,000	1,051	5.31%, 01/15/2049	529	533
Banc of America Merrill Lynch Commercial			5.32%, 12/15/2044(g)	3,565	3,606
Mortgage Inc			5.34%, 05/15/2047	1,000	985
4.99%, 07/10/2042	1,030	1,065	5.48%, 05/15/2045	6,000	5,562
5.20%, 11/10/2042(g)	3,044	2,947	5.52%, 05/15/2045(g)	7,795	6,313
5.64%, 04/10/2049(g)	6,395	6,671	5.73%, 02/12/2049(g)	150	173
BCRR Trust			LB-UBS Commercial Mortgage Trust
5.86%, 12/15/2043(e)	2,000	2,065	0.42%, 09/15/2037(e),(g)	46,038	183
Citigroup Commercial Mortgage Trust			4.74%, 02/15/2030	8,622	9,300
5.32%, 12/17/2049(e)	746	781	4.84%, 07/15/2040	5,500	5,628
Citigroup/Deutsche Bank Commercial			4.95%, 07/15/2040(g)	5,000	4,402
Mortgage Trust			5.00%, 01/15/2036	1,000	889
0.17%, 11/15/2044(e),(g)	55,027	248	5.46%, 02/15/2040(g)	5,000	5,269
5.35%, 01/15/2046(g)	5,134	5,418	5.47%, 09/15/2039(g)	8,500	7,851
5.89%, 11/15/2044	2,493	2,916	6.11%, 07/15/2040	6,227	6,488
Commercial Mortgage Pass Through			Merrill Lynch Mortgage Trust
Certificates			5.32%, 01/12/2044(g)	2,300	2,264
5.36%, 07/10/2037(g)	1,500	1,442	5.78%, 08/12/2043	2,500	2,644
5.37%, 05/15/2045(g)	4,000	4,006	Merrill Lynch/Countrywide Commercial
Credit Suisse First Boston Mortgage			Mortgage Trust
Securities Corp			0.46%, 09/12/2049(g)	25,221	242
0.95%, 01/15/2037(e),(g)	46,402	557	5.24%, 12/12/2049(g)	2,000	1,473
4.82%, 10/15/2039	1,500	1,573	5.42%, 08/12/2048	345	329
4.96%, 01/15/2037(e)	2,500	2,511	5.48%, 07/12/2046(g)	2,000	1,719
5.10%, 08/15/2038	3,639	3,702	5.53%, 03/12/2051	3,850	3,673
5.10%, 08/15/2038	1,500	1,464	Morgan Stanley Capital I Inc
5.23%, 12/15/2040	4,623	4,699	1.39%, 07/15/2049(e),(g)	44,775	2,772
			5.10%, 12/15/2041(e),(g)	1,750	1,744

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2012 (unaudited)

		Principal					Principal
BONDS (continued)		Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)
Mortgage Backed Securities (continued)						Oil & Gas (continued)
Morgan Stanley Capital I Inc	(continued)					Newfield Exploration Co
5.45%, 10/28/2033(e)			$64	$64		5.63%, 07/01/2024	$3,500	$3,732
5.60%, 04/12/2049(g)			704	727		Novatek OAO via Novatek Finance Ltd
Morgan Stanley Reremic Trust						6.60%, 02/03/2021(e)	940	1,085
4.97%, 04/15/2040(e)			850	849		Odebrecht Drilling Norbe VIII/IX Ltd
Prudential Mortgage Capital Funding LLC						6.35%, 06/30/2021	490	532
7.88%, 05/10/2034(e),(g)			285	284		OGX Austria GmbH
RBSCF Trust						8.50%, 06/01/2018(e)	1,900	1,674
5.77%, 09/17/2039(e),(g)			150	157		Pemex Project Funding Master Trust
UBS-Barclays Commercial Mortgage Trust						6.63%, 06/15/2035	1,145	1,468
1.99%, 03/10/2022(e),(g)			34,815	3,678		Penn Virginia Corp
Wachovia Bank Commercial Mortgage Trust						7.25%, 04/15/2019	1,500	1,238
1.59%, 06/15/2035(e),(g)			19,957	195		Pertamina Persero PT
5.34%, 11/15/2048			3,348	3,533		5.25%, 05/23/2021	1,000	1,080
5.37%, 11/15/2048			6,227	4,914		6.50%, 05/27/2041	320	362
5.38%, 12/15/2043(g)			8,200	8,127		Petrobras International Finance Co - Pifco
Wells Fargo Commercial Mortgage Trust						5.38%, 01/27/2021	200	224
0.58%, 11/15/2043(e),(g)			13,678	496		5.75%, 01/20/2020	200	226
WF-RBS Commercial Mortgage Trust						6.88%, 01/20/2040	200	253
2.50%, 04/15/2045(e),(g)			33,374	4,909		7.88%, 03/15/2019	200	248
				$223,752		Petroleos de Venezuela SA
						4.90%, 10/28/2014	24,187	21,134
Municipals - 0.03%						5.00%, 10/28/2015	5,128	4,077
Bogota Distrito Capital						5.25%, 04/12/2017	7,110	5,164
9.75%, 07/26/2028		COP	1,500,000	1,226		Petroleos Mexicanos
						4.88%, 01/24/2022(e)	700	789
Office & Business Equipment - 0.15%						5.50%, 01/21/2021	4,950	5,767
CDW LLC / CDW Finance Corp						6.50%, 06/02/2041	700	886
8.00%, 12/15/2018(g)			$6,000	6,525		Petronas Capital Ltd
						5.25%, 08/12/2019	6,558	7,635
						7.88%, 05/22/2022	2,089	2,939
Oil & Gas - 3.78%						Precision Drilling Corp
Afren PLC						6.50%, 12/15/2021	2,400	2,496
10.25%, 04/08/2019(e)			500	531
						PTTEP Canada International Finance Ltd
Berry Petroleum Co						5.69%, 04/05/2021	421	465
6.75%, 11/01/2020			1,000	1,066		QEP Resources Inc
Bill Barrett Corp						5.38%, 10/01/2022	2,900	2,980
7.00%, 10/15/2022			14,700	14,443		QGOG Atlantic / Alaskan Rigs Ltd
7.63%, 10/01/2019			5,975	6,199		5.25%, 07/30/2018(e)	445	463
BreitBurn Energy Partners LP / BreitBurn						Quicksilver Resources Inc
Finance Corp						7.13%, 04/01/2016	7,075	5,660
7.88%, 04/15/2022(e)			14,621	14,767
						Ras Laffan Liquefied Natural Gas Co Ltd II
Chesapeake Oilfield Operating LLC /						5.30%, 09/30/2020	630	704
Chesapeake Oilfield Finance Inc						Reliance Holdings USA Inc
6.63%, 11/15/2019(e)			1,000	910
						4.50%, 10/19/2020	200	199
Continental Resources Inc/OK						5.40%, 02/14/2022(e)	400	418
7.38%, 10/01/2020			1,500	1,695		SandRidge Energy Inc
Dolphin Energy Ltd						7.50%, 03/15/2021	7,700	7,854
5.50%, 12/15/2021(e)			760	851
						8.00%, 06/01/2018(e)	2,775	2,886
5.89%, 06/15/2019			640	717		8.13%, 10/15/2022(e)	10,000	10,400
EP Energy LLC / EP Energy Finance Inc						Sinopec Group Overseas Development 2012
6.88%, 05/01/2019(e)			1,200	1,281
						Ltd
Gazprom OAO Via Gaz Capital SA						4.88%, 05/17/2042(e)	2,103	2,394
4.95%, 07/19/2022(e)			1,276	1,326
						Zhaikmunai LLP
6.51%, 03/07/2022			1,000	1,161		10.50%, 10/19/2015	1,250	1,275
KazMunayGas National Co								$168,469
6.38%, 04/09/2021(e)			2,355	2,731
6.38%, 04/09/2021			3,454	4,005		Oil & Gas Services - 0.80%
7.00%, 05/05/2020			5,436	6,387		Exterran Holdings Inc
7.00%, 05/05/2020(e)			2,110	2,479		7.25%, 12/01/2018	16,350	16,186
11.75%, 01/23/2015			1,800	2,180		FTS International Services LLC / FTS
Lukoil International Finance BV						International Bonds Inc
7.25%, 11/05/2019(e)			1,000	1,160		7.13%, 11/15/2018(e)	1,815	1,842
MIE Holdings Corp						Hornbeck Offshore Services Inc
9.75%, 05/12/2016(e)			500	496		5.88%, 04/01/2020(e)	1,500	1,500
Milagro Oil & Gas Inc						SESI LLC
10.50%, 05/15/2016			5,765	4,583		7.13%, 12/15/2021(e)	12,340	13,667
National JSC Naftogaz of Ukraine						Thermon Industries Inc
9.50%, 09/30/2014			800	794		9.50%, 05/01/2017	2,237	2,461
								$35,656

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)
Packaging & Containers - 0.14%				Retail (continued)
Pretium Packaging LLC / Pretium Finance				AmeriGas Finance LLC/AmeriGas Finance
Inc				Corp
11.50%, 04/01/2016	$3,350	$3,417		7.00%, 05/20/2022		$17,335	$18,419
Sealed Air Corp				AmeriGas Partners LP/AmeriGas Finance
8.13%, 09/15/2019(e)	2,300	2,582		Corp
		$5,999		6.25%, 08/20/2019		1,000	1,030
				Burlington Coat Factory Warehouse Corp
Pharmaceuticals - 0.55%				10.00%, 02/15/2019		18,336	19,459
BioScrip Inc				CKE Inc
10.25%, 10/01/2015	10,185	11,076		10.50%, PIK 11.25%, 03/14/2016(e),(h)		9,643	10,691
Endo Health Solutions Inc				CKE Restaurants Inc
7.00%, 07/15/2019	1,500	1,657		11.38%, 07/15/2018		3,071	3,528
7.00%, 12/15/2020	1,850	2,047		Fifth & Pacific Cos Inc
Grifols Inc				10.50%, 04/15/2019(e)		3,100	3,468
8.25%, 02/01/2018	8,365	9,160		10.50%, 04/15/2019(e)		4,725	5,286
Hypermarcas SA				GRD Holdings III Corp
6.50%, 04/20/2021(e)	750	739
				10.75%, 06/01/2019(e)		14,400	14,238
		$24,679		Logan's Roadhouse Inc
Pipelines - 1.17%				10.75%, 10/15/2017		3,050	2,947
Crestwood Midstream Partners LP /				Ltd Brands Inc
Crestwood Midstream Finance Corp				5.63%, 02/15/2022		2,000	2,095
7.75%, 04/01/2019	15,135	15,362		Mastro's Restaurants LLC/RRG Finance
Eagle Rock Energy Partners LP / Eagle Rock				Corp
Energy Finance Corp				12.00%, 06/01/2017(e)		9,280	9,268
8.38%, 06/01/2019	12,981	12,770		Wok Acquisition Corp
8.38%, 06/01/2019(e)	7,000	6,886		10.25%, 06/30/2020(e)		5,000	5,250
Energy Transfer Equity LP							$99,144
7.50%, 10/15/2020	2,055	2,348		Savings & Loans - 0.04%
TransCanada PipeLines Ltd				M&T Capital Trust III
6.35%, 05/15/2067(g)	12,950	13,518
				9.25%, 02/01/2027		1,800	1,952
Transportadora de Gas Internacional SA
ESP
5.70%, 03/20/2022(e)	1,055	1,103		Semiconductors - 0.06%
		$51,987		Freescale Semiconductor Inc
				9.25%, 04/15/2018(e)		2,500	2,675
Private Equity - 0.04%
American Capital Ltd
7.96%, 12/31/2013	1,697	1,708		Shipbuilding - 0.07%
				Huntington Ingalls Industries Inc
				7.13%, 03/15/2021		2,750	2,953
Real Estate - 0.38%
BR Malls International Finance Ltd
8.50%, 01/29/2049	300	316		Software - 1.44%
BR Properties SA				Aspect Software Inc
9.00%, 10/29/2049(e)	500	528		10.63%, 05/15/2017		9,461	10,076
Central China Real Estate Ltd				Audatex North America Inc
12.25%, 10/20/2015	400	423		6.75%, 06/15/2018(e)		6,650	7,099
Country Garden Holdings Co Ltd				Epicor Software Corp
11.13%, 02/23/2018	500	524		8.63%, 05/01/2019		7,075	7,252
Evergrande Real Estate Group Ltd				First Data Corp
13.00%, 01/27/2015	300	295		8.75%, PIK 10.00%, 01/15/2022(e),(h)		20,370	20,446
General Shopping Finance Ltd				8.88%, 08/15/2020(e)		500	548
10.00%, 11/29/2049(e)	500	500		Infor US Inc
Kaisa Group Holdings Ltd				9.38%, 04/01/2019(e)		14,660	15,686
13.50%, 04/28/2015	200	194		11.50%, 07/15/2018(e)		2,720	3,080
Kennedy-Wilson Inc							$64,187
8.75%, 04/01/2019	12,525	13,151		Sovereign - 8.17%
MAF Sukuk Ltd				Argentine Republic Government International
5.85%, 02/07/2017	1,000	1,068		Bond
		$16,999		0.00%, 12/15/2035(b),(g)	EUR	15,291	1,776
Regional Authority - 0.02%				7.82%, 12/31/2033		3,555	2,318
Provincia de Buenos Aires/Argentina				7.82%, 12/31/2033		15,273	9,960
10.88%, 01/26/2021(e)	1,285	758		8.75%, 06/02/2017		$6,374	5,737
Provincia de Cordoba				Banco Nacional de Desenvolvimento
12.38%, 08/17/2017	315	219		Economico e Social
		$977		5.50%, 07/12/2020		1,080	1,249
				6.50%, 06/10/2019		435	527
Retail - 2.22%				Brazilian Government International Bond
Academy Ltd / Academy Finance Corp				7.13%, 01/20/2037		5,189	7,982
9.25%, 08/01/2019(e)	3,150	3,465		8.75%, 02/04/2025		1,000	1,613

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)
Sovereign (continued)					Sovereign (continued)
Colombia Government International Bond					Philippine Government International Bond
6.13%, 01/18/2041		$2,780	$3,843		(continued)
7.38%, 09/18/2037		1,525	2,383		6.38%, 01/15/2032		$829	$1,107
7.38%, 09/18/2037		2,479	3,870		6.38%, 10/23/2034		1,822	2,478
8.13%, 05/21/2024		3,607	5,413		7.75%, 01/14/2031		690	1,040
11.75%, 02/25/2020		2,630	4,314		9.50%, 02/02/2030		665	1,135
10.38%, 01/28/2033		2,625	4,878		Poland Government International Bond
Croatia Government International Bond					5.00%, 03/23/2022		466	534
6.25%, 04/27/2017(e)		678	701		5.13%, 04/21/2021		1,770	2,031
6.38%, 03/24/2021(e)		5,302	5,415		5.25%, 01/20/2025	EUR	10,728	15,689
6.63%, 07/14/2020		530	546		6.38%, 07/15/2019		$4,365	5,336
6.75%, 11/05/2019		2,200	2,310		Qatar Government International Bond
El Salvador Government International Bond					4.50%, 01/20/2022		1,707	1,933
7.38%, 12/01/2019		500	558		5.25%, 01/20/2020(e)		4,961	5,837
7.63%, 02/01/2041(e)		1,325	1,433		5.75%, 01/20/2042		2,007	2,584
7.65%, 06/15/2035		2,431	2,601		6.40%, 01/20/2040		584	803
Export Credit Bank of Turkey					Republic of Ghana
5.38%, 11/04/2016(e)		250	265		8.50%, 10/04/2017		1,426	1,597
Hungary Government International Bond					Republic of Iraq
4.38%, 07/04/2017	EUR	340	376		5.80%, 01/15/2028		17,941	15,654
4.50%, 01/29/2014		398	486		Republic of Latvia
4.75%, 02/03/2015		$1,000	987		5.25%, 02/22/2017(e)		2,000	2,100
5.75%, 06/11/2018	EUR	487	562		Republic of Venezuela
6.00%, 01/11/2019		2,486	2,866		7.00%, 12/01/2018		1,482	1,174
6.38%, 03/29/2021		$1,858	1,895		Romanian Government International Bond
Indonesia Government International Bond					6.75%, 02/07/2022(e)		792	838
4.88%, 05/05/2021		450	511		6.75%, 02/07/2022		2,824	2,986
5.25%, 01/17/2042		2,766	3,119		Russian Foreign Bond - Eurobond
5.25%, 01/17/2042(e)		2,000	2,255		5.00%, 04/29/2020(e)		2,000	2,268
5.88%, 03/13/2020(e)		2,000	2,385		5.63%, 04/04/2042(e)		1,200	1,422
6.63%, 02/17/2037(e)		505	665		7.50%, 03/31/2030(e)		8,275	10,272
6.63%, 02/17/2037		655	862		7.50%, 03/31/2030(g)		17,112	21,241
6.88%, 01/17/2018		920	1,114		12.75%, 06/24/2028		2,950	5,620
7.75%, 01/17/2038		2,349	3,465		Slovakia Government International Bond
8.50%, 10/12/2035		273	425		4.38%, 05/21/2022(e)		3,952	4,071
11.63%, 03/04/2019(e)		850	1,290		South Africa Government International
Kazatomprom Natsionalnaya Atomnaya					Bond
Kompaniya AO					4.67%, 01/17/2024		11,396	12,849
6.25%, 05/20/2015		550	593		5.50%, 03/09/2020		1,500	1,785
Lithuania Government International Bond					6.25%, 03/08/2041		1,387	1,872
5.13%, 09/14/2017		875	949		6.88%, 05/27/2019		1,940	2,464
6.13%, 03/09/2021(e)		1,250	1,430		Turkey Government International Bond
6.13%, 03/09/2021		3,923	4,487		5.13%, 03/25/2022		2,000	2,187
6.63%, 02/01/2022(e)		3,100	3,678		5.63%, 03/30/2021		5,675	6,427
6.63%, 02/01/2022		3,092	3,669		6.00%, 01/14/2041		750	866
7.38%, 02/11/2020		956	1,169		6.25%, 09/26/2022		3,543	4,229
Mexican Bonos					6.88%, 03/17/2036		3,570	4,556
6.50%, 06/10/2021(g)	MXN	74,130	6,124		7.00%, 09/26/2016		1,000	1,155
Mexico Government International Bond					7.00%, 03/11/2019		1,380	1,654
5.75%, 10/12/2049		$15,416	19,272		7.25%, 03/05/2038		1,754	2,340
5.75%, 10/12/2049		2,866	3,582		7.50%, 07/14/2017		842	1,004
5.95%, 03/19/2019		29	36		Ukraine Government International Bond
6.05%, 01/11/2040		2,190	3,030		6.25%, 06/17/2016		1,740	1,575
6.75%, 09/27/2034		1,700	2,465		6.88%, 09/23/2015(e)		6,632	6,291
8.30%, 08/15/2031		1,429	2,351		7.65%, 06/11/2013		230	229
Namibia International Bonds					Uruguay Government International Bond
5.50%, 11/03/2021		260	274		7.63%, 03/21/2036		1,162	1,762
Panama Government International Bond					7.88%, PIK 7.88%, 01/15/2033(h)		694	1,053
6.70%, 01/26/2036		3,415	4,836		8.00%, 11/18/2022		4,577	6,608
8.13%, 04/28/2034		9,109	12,935		Venezuela Government International Bond
8.88%, 09/30/2027		1,225	1,976		5.75%, 02/26/2016		3,610	3,177
9.38%, 04/01/2029		1,047	1,769		Vnesheconombank Via VEB Finance PLC
9.38%, 04/01/2029		607	1,027		5.38%, 02/13/2017(e)		1,000	1,058
Peruvian Government International Bond					6.80%, 11/22/2025		1,375	1,570
5.63%, 11/18/2050		5,220	6,877		6.90%, 07/09/2020(e)		1,158	1,314
8.75%, 11/21/2033		2,188	3,815					$364,203
Philippine Government International Bond
4.00%, 01/15/2021		4,425	4,902
5.50%, 03/30/2026		1,800	2,227

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2012 (unaudited)

		Principal			Principal
	BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's)		Value(000	's)
	Storage & Warehousing - 0.04%			Transportation (continued)
	Mobile Mini Inc			CEVA Group PLC
	7.88%, 12/01/2020	$1,500	$1,584	8.38%, 12/01/2017(e)		$9,600	$9,384
				11.63%, 10/01/2016(e)		7,750	8,118
				11.50%, 04/01/2018(e)		550	515
	Telecommunications - 1.74%			Commercial Barge Line Co
	America Movil SAB de CV			12.50%, 07/15/2017		500	564
	2.38%, 09/08/2016	675	696	DP World Sukuk Ltd
	3.13%, 07/16/2022	300	309
	6.13%, 03/30/2040	200	262	6.25%, 07/02/2017		1,250	1,361
				Florida East Coast Railway Corp
	6.38%, 03/01/2035	745	977	8.13%, 02/01/2017		3,520	3,705
	Avaya Inc
	7.00%, 04/01/2019(e)	1,860	1,676	Marquette Transportation Co / Marquette
				Transportation Finance Corp
	9.75%, 11/01/2015	5,100	3,978	10.88%, 01/15/2017		9,495	9,922
	10.13%, 11/01/2015	7,850	6,182
	Brasil Telecom SA			PSA International Pte Ltd
	5.75%, 02/10/2022(e)	500	514	3.88%, 02/11/2021		122	132
	Clearwire Communications LLC/Clearwire			Quality Distribution LLC/QD Capital Corp
	Finance Inc			9.88%, 11/01/2018		11,500	12,420
	12.00%, 12/01/2015(e)	3,125	2,953	RZD Capital Ltd
	CommScope Inc			5.74%, 04/03/2017		845	926
	8.25%, 01/15/2019(e)	10,475	10,959	SCF Capital Ltd
				5.38%, 10/27/2017(e)		800	791
	Digicel Group Ltd			Transnet SOC Ltd
	8.88%, 01/15/2015	500	509	4.00%, 07/26/2022(e)		3,049	3,041
	9.13%, 01/15/2015(e)	500	509
	10.50%, 04/15/2018	500	534				$62,767
	Indosat Palapa Co BV			Trucking & Leasing - 0.05%
	7.38%, 07/29/2020	200	223	AWAS Aviation Capital Ltd
	KT Corp			7.00%, 10/17/2016(e)		1,926	2,022
	3.88%, 01/20/2017	400	422
	Level 3 Financing Inc			TOTAL BONDS			$2,631,779
	4.51%, 02/15/2015(g)	9,175	8,991		Principal
	10.00%, 02/01/2018	1,500	1,639	CONVERTIBLE BONDS - 0.00%	Amount (000's)		Value(000	's)
	MTS International Funding Ltd
	8.63%, 06/22/2020(e)	1,000	1,161	Agriculture - 0.00%
	Nextel Communications Inc			Vector Group Ltd
	6.88%, 10/31/2013	314	315	3.88%, 06/15/2026(g)		63	68
PCCW	-HKT Capital No 4 Ltd
	4.25%, 02/24/2016	1,000	1,045	TOTAL CONVERTIBLE BONDS			$68
	Qtel International Finance Ltd				Principal
	4.75%, 02/16/2021	1,400	1,540	CREDIT LINKED STRUCTURED NOTES- 0.42%	Amount (000's)		Value(000	's)
	5.00%, 10/19/2025	1,000	1,102	Banks- 0.00%
	SBA Telecommunications Inc			Cablevision SA - Deutsche Bank
	5.75%, 07/15/2020(e)	3,425	3,605
				AG/London
	SingTel Group Treasury Pte Ltd			9.38%, 02/13/2018(d),(e)		300	225
	4.50%, 09/08/2021	300	338
	Sprint Nextel Corp
	7.00%, 03/01/2020(e)	14,450	15,751	Sovereign - 0.42%
	Syniverse Holdings Inc			Brazil NTN-B - Barclays Bank PLC
	9.13%, 01/15/2019	4,510	4,927	5.91%, 09/13/2012	BRL	8,610	4,527
	Telemar Norte Leste SA			Colombian TES - Citigroup Funding Inc
	5.50%, 10/23/2020(e)	400	411	11.00%, 07/27/2020	COP 17,500,000		12,443
	UPCB Finance V Ltd			Russian Federal Bond-OFZ - Credit Suisse
	7.25%, 11/15/2021(e)	3,500	3,728	Nassau
	Vimpel Communications Via VIP Finance			7.62%, 04/14/2021(g)	RUB	53,000	1,622
	Ireland Ltd OJSC						$18,592
	7.75%, 02/02/2021	500	497	TOTAL CREDIT LINKED STRUCTURED NOTES			$18,817
	9.13%, 04/30/2018(e)	1,500	1,639	SENIOR FLOATING RATE INTERESTS	Principal
			$77,392	- 4.11%	Amount (000's)		Value(000	's)
	Textiles - 0.19%			Advertising - 0.03%
	Empire Today LLC / Empire Today Finance			Advantage Sales & Marketing LLC, Term
	Corp			Loan
	11.38%, 02/01/2017(e)	8,165	8,471	9.25%, 06/18/2018(g)		$1,550	$1,542
	Transportation - 1.41%			Aerospace & Defense - 0.10%
	ACL I Corp			API Technologies Corp, Term Loan B
	10.63%, PIK 11.38%, 02/15/2016(h)	10,857	10,803	8.75%, 06/27/2016(g)		4,421	4,422
	BNSF Funding Trust I
	6.61%, 12/15/2055(g)	1,000	1,085

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2012 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value(000	's)	(continued)	Amount (000's)	Value	(000	's)
Airlines - 0.04%				Insurance - 0.18%
Global Aviation Holdings, DIP Term Loan				AmWINS Group Inc, Term Loan
B				9.25%, 12/07/2019(g)	$4,525		$4,448
0.00%, 09/27/2012(g),(i)	$875	$—		CNO Financial Group Inc, Term Loan B1
8.24%, 09/27/2012(g)	1,803	1,803		6.25%, 09/30/2016(g)	597		597
				Lone Star Intermediate Super Holdings LLC,
				Term Loan
Apparel - 0.31%				11.00%, 08/16/2019(g)	2,660		2,819
Wolverine World Wide Inc, Bridge Loan
0.00%, 02/01/2013(d),(g),(i),(j)	14,000	14,000					$7,864
				Internet - 0.12%
Beverages - 0.14%				Endurance International Group Inc/The, Term
Constellation Brands Inc, Bridge Loan				Loan
				11.00%, 10/31/2018(g)	5,250		5,250
0.00%, 12/30/2013(d),(g),(i),(j)	6,200	6,200
Commercial Services - 0.15%				Leisure Products & Services - 0.22%
Laureate Education Inc, Term Loan B				Sabre Inc, Term Loan B-EXT
				6.00%, 09/29/2017(g)	2,686		2,624
5.25%, 06/15/2018(g)	4,455	4,282
Wyle Services Corp, Term Loan				Travelport LLC, Delay-Draw Term Loan DD-
5.00%, 03/26/2017(g)	2,335	2,316		EXT
				4.96%, 08/21/2015(g)	6,618		6,013
		$6,598		Travelport LLC, PIK Term Loan B-EXT
Computers - 0.28%				13.97%, PIK 13.50%, 12/01/2016(g),(h)	1,290		107
Expert Global Solutions Inc, Term Loan B				Travelport LLC, Term Loan A-EXT
8.00%, 04/02/2018(g)	12,718	12,728		6.47%, 09/30/2012(g)	408		154
				Travelport LLC, Term Loan B-EXT
				4.96%, 08/21/2015(g)	836		760
Distribution & Wholesale - 0.02%				Travelport LLC, Term Loan S
HD Supply Inc, Term Loan B				4.96%, 08/21/2015(g)	264		239
7.25%, 10/05/2017(g)	1,000	1,016
							$9,897
Diversified Financial Services - 0.25%				Lodging - 0.01%
Nuveen Investments Inc, Term Loan				Caesars Entertainment Operating Co Inc,
8.25%, 02/23/2019(g)	6,500	6,532		Term Loan B4
				9.50%, 10/31/2016(g)	488		491
Nuveen Investments Inc, Term Loan EXT-
NEW
5.96%, 05/13/2017(g)	1,000	996		Media- 0.25%
Ocwen Financial Corp, Term Loan B				CKX Inc, Term Loan B
7.00%, 09/01/2016(g)	3,463	3,481		9.00%, 06/21/2017(g)	1,711		1,368
		$11,009		Univision Communications Inc, Term Loan
				EXT
Electric - 0.18%				4.50%, 03/31/2017(g)	4,900		4,690
Dynegy Power LLC, Term Loan
9.25%, 08/05/2016(g)	3,681	3,821		WideOpenWest Finance LLC, Term Loan
				6.25%, 07/12/2018(g)	5,000		4,946
Equipower Resources Holdings LLC, Term
Loan							$11,004
6.50%, 12/29/2018(g)	4,250	4,241		Metal Fabrication & Hardware - 0.08%
		$8,062		Wastequip Inc, Term Loan
				8.25%, 01/05/2018(g)	3,500		3,483
Entertainment - 0.06%
Summit Entertainment LLC, Term Loan B
6.75%, 09/07/2016(g)	2,692	2,682		Miscellaneous Manufacturing - 0.04%
				Arctic Glacier USA Inc, Term Loan
				8.50%, 12/31/2018(g)	1,750		1,715
Food- 0.05%
US Foods Inc, Term Loan
5.75%, 03/31/2017(g)	2,469	2,352		Pipelines - 0.07%
				Crestwood Holdings LLC, Term Loan B
				9.75%, 03/20/2018(g)	3,200		3,228
Healthcare - Products - 0.11%
Hologic Inc, Bridge Loan
0.00%, 02/25/2013(d),(g),(i),(j)	4,750	4,750		Retail - 0.30%
				Caribbean Restaurant, Term Loan
				9.00%, 02/15/2017(g)	477		475
Healthcare - Services - 0.12%				Guitar Center Inc, Term Loan B-NONEXT
LHP Hospital Group Inc, Term Loan				5.72%, 04/09/2017(g)	7,650		7,149
9.00%, 06/29/2018(g)	2,250	2,250
Smile Brands Inc, Term Loan B				HMK Intermediate Holdings LLC, Term
7.00%, 12/21/2017(g)	2,940	2,926		Loan B
				7.25%, 03/22/2018(g)	4,239		4,239
		$5,176

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2012 (unaudited)

				(a)	Security or a portion of the security was pledged to cover margin
					requirements for options contracts. At the end of the period, the value of
SENIOR FLOATING RATE INTERESTS	Principal				these securities totaled $85,389 or 1.92% of net assets.
(continued)	Amount (000's)	Value(000	's)	(b)	Non-Income Producing Security
Retail (continued)				(c)	Security is Illiquid
Targus Group International Inc, Term Loan				(d)	Market value is determined in accordance with procedures established in
B					good faith by the Board of Directors. At the end of the period, the value of
11.00%, 05/24/2016(g)	$1,428	$1,428			these securities totaled $46,923 or 1.05% of net assets.
		$13,291		(e)	Security exempt from registration under Rule 144A of the Securities Act of
					1933. These securities may be resold in transactions exempt from
Software - 0.72%					registration, normally to qualified institutional buyers. Unless otherwise
Attachmate Corp, Term Loan					indicated, these securities are not considered illiquid. At the end of the
7.25%, 11/24/2017(g)	4,500	4,498
11.00%, 10/31/2018(g)	11,000	10,670			period, the value of these securities totaled $1,011,895 or 22.70% of net
					assets.
Hyland Software Inc, Term Loan				(f)	Security purchased on a when-issued basis.
6.00%, 12/19/2016(g)	1,412	1,408
				(g)	Variable Rate. Rate shown is in effect at July 31, 2012.
Merrill Corp, Term Loan				(h)	Payment in kind; the issuer has the option of paying additional securities
7.64%, 12/24/2012(g)	1,541	1,466
					in lieu of cash.
Misys PLC, Term Loan				(i)	All or a portion of the loan is unfunded. See Notes to Financial Statements
12.00%, 12/06/2019(g)	9,500	9,233
					for additional information.
Sophos Public Ltd, Term Loan B				(j)	This Senior Floating Rate Note will settle after July 31, 2012, at which
6.50%, 05/04/2019(g)	2,843	2,807
					time the interest rate will be determined.
Sunquest Information, Term Loan
6.55%, 12/16/2016(g)	1,980	1,974
		$32,056
Telecommunications - 0.22%
Avaya Inc, Term Loan B3-EXT
4.97%, 10/26/2017(g)	4,948	4,289
GOGO LLC, Term Loan
11.25%, 06/21/2017(g)	3,000	2,910
Telx Group Inc/The, Term Loan B
7.75%, 09/22/2017(g)	2,483	2,478
		$9,677
Trucking & Leasing - 0.06%
AWAS Aviation Capital Ltd, Term Loan
5.25%, 06/10/2016(g)	2,780	2,771
TOTAL SENIOR FLOATING RATE INTERESTS		$183,067
	Maturity
REPURCHASE AGREEMENTS - 2.75%	Amount (000's)	Value(000	's)
Banks- 2.75%
Investment in Joint Trading Account; Credit	$32,497	$32,496
Suisse Repurchase Agreement; 0.15%
dated 07/31/2012 maturing 08/01/2012
(collateralized by US Government
Securities; $33,146,798; 3.88% - 9.00%;
dated 11/15/18 - 08/15/40)
Investment in Joint Trading Account;	33,701	33,701
Deutsche Bank Repurchase Agreement;
0.18% dated 07/31/2012 maturing
08/01/2012 (collateralized by US
Government Securities; $34,374,458;
0.00% - 8.95%; dated 08/15/12 - 10/15/37)
Investment in Joint Trading Account; JP	25,275	25,275
Morgan Repurchase Agreement; 0.17%
dated 07/31/2012 maturing 08/01/2012
(collateralized by US Government
Securities; $25,780,844; 0.00% - 10.35%;
dated 08/15/12 - 05/15/42)
Investment in Joint Trading Account; Merrill	31,340	31,340
Lynch Repurchase Agreement; 0.16%
dated 07/31/2012 maturing 08/01/2012
(collateralized by US Government
Securities; $31,966,428; 0.00% - 5.63%;
dated 05/02/13 - 11/23/35)
		$122,812
TOTAL REPURCHASE AGREEMENTS		$122,812
Total Investments		$4,299,891
Other Assets in Excess of Liabilities, Net - 3.54%		$157,961
TOTAL NET ASSETS - 100.00%		$4,457,852

See accompanying notes

Schedule of Investments Global Diversified Income Fund July 31, 2012 (unaudited)

Portfolio Summary (unaudited)
Country		Percent
United States		66 .77%
United Kingdom		4.16%
Jersey, Channel Islands		1.42%
Canada		1.40%
Mexico		1.21%
France		1.21%
Netherlands		1.18%
Australia		1.13%
Bermuda		1.13%
Luxembourg		1.04%
Russian Federation		1.01%
Japan		0.98%
Colombia		0.92%
Venezuela		0.78%
Ireland		0.73%
Brazil		0.72%
Cayman Islands		0.65%
Germany		0.61%
South Africa		0.60%
Turkey		0.58%
Hong Kong		0.55%
Poland		0.53%
Panama		0.50%
Argentina		0.46%
Kazakhstan		0.45%
Indonesia		0.44%
Iraq		0.35%
Lithuania		0.34%
Philippines		0.32%
Peru		0.30%
Malaysia		0.29%
Qatar		0.27%
Singapore		0.27%
Spain		0.24%
Chile		0.23%
Virgin Islands, British		0.23%
Sweden		0.22%
Ukraine		0.21%
Uruguay		0.21%
Croatia		0.20%
Korea, Republic Of		0.19%
Hungary		0.15%
Switzerland		0.14%
China		0.14%
New Zealand		0.12%
El Salvador		0.10%
Slovakia		0.09%
Romania		0.09%
Guernsey		0.09%
Taiwan, Province Of China		0.09%
United Arab Emirates		0.07%
Thailand		0.05%
Latvia		0.05%
Finland		0.05%
Norway		0.04%
Austria		0.04%
Ghana		0.04%
Italy		0.03%
Cyprus		0.02%
Namibia		0.01%
Puerto Rico		0.01%
India		0.01%
Other Assets in Excess of Liabilities, Net		3.54%
TOTAL NET ASSETS		100.00%

Foreign Currency Contracts

Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Accept	In Exchange For	Value	Appreciation/(Depreciation)
Brazilian Real	JP Morgan Securities	08/02/2012	7,030,900	$3,366	$3,431	$65
Brazilian Real	JP Morgan Securities	09/05/2012	7,030,900	3,418	3,410	(8)

See accompanying notes

Schedule of Investments Global Diversified Income Fund July 31, 2012 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Purchase							Net Unrealized
Contracts	Counterparty	Delivery Date		Contracts to Accept	In Exchange For	Value	Appreciation/(Depreciation)
Euro	JP Morgan Securities	08/31/2012		98,798	$122	$122	$—
Total							$57

Foreign Currency Sale							Net Unrealized
Contracts	Counterparty	Delivery Date		Contracts to Deliver	In Exchange For	Value	Appreciation/(Depreciation)
Brazilian Real	JP Morgan Securities	08/02/2012		7,030,900	$3,438	$3,431	$7
British Pound	JP Morgan Securities	08/31/2012		882,000	1,372	1,383	(11)
Colombian Peso	JP Morgan Securities	08/24/2012	22,162,500,000		12,369	12,329	40
Euro	JP Morgan Securities	08/31/2012		28,547,000	34,956	35,131	(175)
Total							$(139)

All dollar amounts are shown in thousands (000's)

Options

				Upfront Premiums			Unrealized
Written Options Outstanding	Exercise Price Expiration Date		Contracts	Paid/(Received)		Market Value	Appreciation/(Depreciation)
Call - DIA	$130.00	08/20/2012	13,831		$(1,203)	$(2,189)	$(986)
Call - IWM	$79 .00	08/20/2012	17,034		(2,945)	(1,645)	1,300
Call - QQQ	$66 .00	08/20/2012	3,923		(186)	(180)	6
Call - SPY	$138.00	08/20/2012	3,443		(489)	(607)	(118)
Call - XLF	$15 .00	08/20/2012	21,443		(177)	(286)	(109)
Call - XLK	$29 .00	08/20/2012	879		(36)	(52)	(16)
Call - XLU	$38 .00	08/20/2012	20,407		(530)	(588)	(58)
Total					$(5,566)	$(5,547)	$19

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Global Real Estate Securities Fund
July 31, 2012 (unaudited)

COMMON STOCKS - 98.62%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Engineering & Construction - 0.77%				REITS (continued)
Multiplan Empreendimentos Imobiliarios SA	324,400	$8,161		LaSalle Hotel Properties	300,426	$7,889
				Mirvac Group	7,910,936	11,338
				Mori Trust Sogo Reit Inc	1,033	8,651
Holding Companies - Diversified - 1.95%				Nippon Building Fund Inc	437	4,240
Wharf Holdings Ltd	3,574,658	20,585		Northern Property Real Estate Investment	259,725	8,609
				Trust
Lodging - 0.54%				Pennsylvania Real Estate Investment Trust	384,600	5,523
Starwood Hotels & Resorts Worldwide Inc	105,075	5,690		Prologis Inc	318,185	10,287
				PS Business Parks Inc	50,147	3,390
				Public Storage	96,788	14,417
Real Estate - 19.51%				Ramco-Gershenson Properties Trust	794,499	10,122
Atrium European Real Estate Ltd	1,135,444	5,067
Brookfield Office Properties Inc	236,700	4,048		Retail Properties of America Inc	469,060	4,677
				RioCan Real Estate Investment Trust	111,581	3,187
CapitaLand Ltd	5,798,468	13,896		Saul Centers Inc	153,183	6,379
Citycon OYJ	1,988,423	6,024
Country Garden Holdings Co Ltd (a)	13,061,000	4,907		Senior Housing Properties Trust	540,723	12,301
				Simon Property Group Inc	454,318	72,914
Deutsche Wohnen AG	621,575	10,353		SL Green Realty Corp	293,546	23,117
Fabege AB	1,070,416	9,260
FKP Property Group	4,427,543	1,736		Starhill Global REIT	9,738,000	5,550
				Stockland	4,186,585	14,670
Goldcrest Co Ltd	388,470	5,981		Strategic Hotels & Resorts Inc (a)	1,022,146	6,194
Hang Lung Properties Ltd	971,200	3,431
Henderson Land Development Co Ltd	2,568,700	14,886		Suntec Real Estate Investment Trust	8,614,300	9,981
				Top REIT Inc	830	3,806
Hongkong Land Holdings Ltd	2,878,753	17,180		Unibail-Rodamco SE	130,155	24,957
Hufvudstaden AB	693,144	8,421
Hyprop Investments Ltd	1,200,990	9,875		United Urban Investment Corp	8,357	9,067
				Ventas Inc	184,246	12,391
Jones Lang LaSalle Inc	85,400	5,695		Westfield Group	3,164,079	33,096
Mitsubishi Estate Co Ltd	1,677,077	30,038
Mitsui Fudosan Co Ltd	1,463,793	28,203		Workspace Group PLC	1,506,261	5,871
Sun Hung Kai Properties Ltd	1,790,687	22,243				$802,069
Unite Group PLC	1,537,603	5,097		TOTAL COMMON STOCKS		$1,042,846
		$206,341		Total Investments		$1,042,846
				Other Assets in Excess of Liabilities, Net - 1.38%		$14,638
REITS - 75.85%				TOTAL NET ASSETS - 100.00%		$1,057,484
Advance Residence Investment Corp	3,716	7,255
American Assets Trust Inc	356,901	9,279
Apartment Investment & Management Co	338,290	9,279		(a) Non-Income Producing Security
Astro Japan Property Group	1,802,911	5,288
Australand Property Group	3,232,914	9,585
AvalonBay Communities Inc	159,212	23,418		Portfolio Summary (unaudited)
Boardwalk Real Estate Investment Trust	171,500	10,945		Country		Percent
Boston Properties Inc	290,344	32,199		United States		49 .12%
Cambridge Industrial Trust	11,627,600	5,593
Camden Property Trust	299,239	21,339		Japan		10 .39%
Campus Crest Communities Inc	313,000	3,430		Australia		10 .31%
Canadian Real Estate Investment Trust	284,475	11,954		Hong Kong		7.41%
Centro Retail Australia	6,436,389	13,839		United Kingdom		5.72%
Challenger Diversified Property Group	9,442,957	5,503		Canada		4.13%
Charter Hall Retail REIT	1,838,114	6,663		Singapore		3.31%
Colonial Properties Trust	570,694	12,926		France		2.36%
				Sweden		1.68%
CubeSmart	1,006,900	12,073		Germany		0.98%
CYS Investments Inc	832,787	12,042
DDR Corp	954,300	14,353		South Africa		0.93%
Digital Realty Trust Inc	142,465	11,122		Brazil		0.77%
Dundee Real Estate Investment Trust	234,200	8,975		Finland		0.57%
DuPont Fabros Technology Inc	171,541	4,614		Jersey, Channel Islands		0.48%
Entertainment Properties Trust	130,819	5,908		China		0.46%
Equity One Inc	415,185	9,005		Other Assets in Excess of Liabilities, Net		1.38%
Equity Residential	589,486	37,320		TOTAL NET ASSETS		100.00%
Essex Property Trust Inc	90,800	14,288
Extra Space Storage Inc	452,600	14,818
Federal Realty Investment Trust	143,100	15,549
First Industrial Realty Trust Inc (a)	675,800	8,610
Glimcher Realty Trust	1,271,069	12,736
Goodman Group	1,863,163	7,328
Great Portland Estates PLC	2,210,757	14,849
Hammerson PLC	2,225,635	16,103
HCP Inc	207,434	9,793
Hersha Hospitality Trust	1,053,277	5,119
Host Hotels & Resorts Inc	1,038,452	15,244
Japan Prime Realty Investment Corp	4,800	12,474
Land Securities Group PLC	1,507,995	18,627

See accompanying notes

Schedule of Investments Global Real Estate Securities Fund July 31, 2012 (unaudited)

Foreign Currency Contracts

Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Accept	In Exchange For	Value	Appreciation/(Depreciation)
Australian Dollar	State Street Financial	8/15/2012	6,789,377	$6,984	$7,125	$141
British Pound	State Street Financial	8/15/2012	2,346,706	3,628	3,679	51
Canadian Dollar	State Street Financial	8/15/2012	12,853,204	12,535	12,814	279
Euro	State Street Financial	8/15/2012	14,570,385	17,770	17,929	159
Hong Kong Dollar	State Street Financial	8/15/2012	294,002,804	37,902	37,915	13
Israeli Shekel	State Street Financial	8/15/2012	2,959,676	743	743	—
Japanese Yen	State Street Financial	8/15/2012	472,266,882	5,969	6,046	77
New Zealand Dollar	State Street Financial	8/15/2012	928,281	730	751	21
Norwegian Krone	State Street Financial	8/15/2012	4,271,115	696	708	12
Singapore Dollar	State Street Financial	8/15/2012	23,800,934	18,793	19,128	335
South African Rand	State Street Financial	8/15/2012	5,677,897	687	685	(2)
Swedish Krona	State Street Financial	8/15/2012	4,488,566	637	660	23
Swiss Franc	State Street Financial	8/15/2012	12,690,635	12,887	13,005	118
Total						$1,227

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Deliver	In Exchange For	Value	Appreciation/(Depreciation)
Australian Dollar	State Street Financial	8/15/2012	26,454,897	$26,738	$27,762	$(1,024)
Brazilian Real	State Street Financial	8/15/2012	15,253,986	7,394	7,426	(32)
British Pound	State Street Financial	8/15/2012	6,789,504	10,487	10,644	(157)
Canadian Dollar	State Street Financial	8/15/2012	1,012,101	987	1,009	(22)
Euro	State Street Financial	8/15/2012	453,212	556	558	(2)
Hong Kong Dollar	State Street Financial	8/15/2012	38,797,673	5,001	5,003	(2)
Japanese Yen	State Street Financial	8/15/2012	1,442,272,556	18,410	18,465	(55)
Singapore Dollar	State Street Financial	8/15/2012	4,627,003	3,693	3,719	(26)
South African Rand	State Street Financial	8/15/2012	85,192,609	10,136	10,280	(144)
Swedish Krona	State Street Financial	8/15/2012	46,746,038	6,708	6,871	(163)
Total						$(1,627)

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2012 (unaudited)

		Principal			Principal
BONDS	- 30.21%	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's)	Value(000	's)
	Automobile Asset Backed Securities - 0.11%			Mortgage Backed Securities (continued)
	DT Auto Owner Trust			Freddie Mac REMICS (continued)
	3.05%, 2/16/2016(a)	$2,000	$2,001	3.50%, 5/15/2032	$8,591	$8,984
				3.50%, 6/15/2040	6,409	6,678
				4.00%, 6/15/2028(b)	19,220	1,650
	Home Equity Asset Backed Securities - 0.08%			4.00%, 2/15/2035(b)	25,991	1,732
	Morgan Stanley Home Equity Loan Trust			4.00%, 1/15/2039(b)	14,593	2,075
	0.42%, 2/25/2036(b)	1,560	1,482
				4.00%, 5/15/2039	4,825	5,302
				4.50%, 3/15/2032(b)	20,149	4,360
	Mortgage Backed Securities - 28.63%			4.50%, 5/15/2040	11,000	12,151
	Banc of America Merrill Lynch Commercial			4.50%, 5/15/2040	5,000	5,715
	Mortgage Inc			4.50%, 7/15/2041	10,807	12,462
	5.79%, 2/10/2049(b)	4,375	4,490	4.75%, 12/15/2040	11,500	11,944
	BCAP LLC Trust			5.50%, 3/15/2038	4,411	4,767
	5.38%, 11/26/2037(a),(b)	8,085	7,925	6.50%, 8/15/2027	202	232
	Bear Stearns Alt-A Trust			GE Capital Commercial Mortgage Corp
	0.60%, 1/25/2035(b)	5,126	4,440	5.31%, 11/10/2045(b)	5,000	5,184
	BNPP Mortgage Securities LLC			Ginnie Mae
	6.00%, 8/27/2037(a),(c)	6,757	7,027	0.98%, 4/16/2053(b)	42,439	2,388
	Chase Mortgage Finance Corp			1.06%, 4/16/2049(b)	39,871	3,559
	5.50%, 5/25/2035(b)	4,050	4,122	1.29%, 12/16/2053(b)	21,000	1,773
	6.00%, 5/25/2035	11,053	11,218	1.40%, 9/16/2049(b)	49,719	4,023
	Citigroup Mortgage Loan Trust Inc			1.51%, 8/16/2049(b)	39,771	3,307
	0.61%, 5/25/2037(a),(b)	4,646	3,877	1.64%, 4/16/2053(b)	39,625	3,434
	4.00%, 11/25/2036(a)	10,407	10,678	3.00%, 5/16/2037	14,000	14,742
	4.00%, 3/25/2037(a)	7,276	7,185	3.00%, 9/16/2039	7,757	8,089
	4.25%, 1/25/2036(a)	7,047	7,200	4.00%, 9/16/2026(b)	28,293	2,969
	4.50%, 12/25/2036(a)	10,300	10,603	4.00%, 2/20/2034	7,401	8,171
	5.50%, 1/25/2036(a)	5,462	4,593	4.00%, 4/20/2038(b)	21,324	2,833
	5.75%, 2/25/2036(a)	2,055	1,869	4.00%, 11/16/2038	3,952	4,214
	6.00%, 3/25/2037(a),(b)	11,376	11,883	4.00%, 3/20/2039(b)	27,760	3,832
	6.13%, 7/25/2036(a)	7,500	7,484	4.50%, 4/20/2036(b)	18,200	3,174
	6.95%, 10/25/2036(a)	1,910	1,649	4.50%, 1/20/2038(b)	11,056	1,248
	Citigroup/Deutsche Bank Commercial			5.00%, 11/20/2039	7,500	8,668
	Mortgage Trust			Jefferies & Co Inc
	5.35%, 1/15/2046(b)	7,700	8,125	5.42%, 12/26/2037(a),(b)	8,565	8,547
	Commercial Mortgage Pass Through			JP Morgan Chase Commercial Mortgage
	Certificates			Securities Corp
	5.77%, 6/10/2046(b)	8,000	8,451	4.17%, 8/15/2046	8,600	9,653
	Countrywide Home Loan Mortgage Pass			5.33%, 1/12/2043(b)	12,000	11,847
	Through Trust			LF Rothschild Mortgage Trust
	5.25%, 6/25/2034	2,684	2,785	9.95%, 9/1/2017	12	14
	Credit Suisse First Boston Mortgage Securities			Merrill Lynch Mortgage Investors Inc
	Corp			5.25%, 8/25/2036(b)	6,298	6,644
	6.00%, 12/25/2033	4,473	4,738	Morgan Stanley Capital I Inc
	Credit Suisse Mortgage Capital Certificates			4.79%, 9/13/2045(b)	2,500	2,507
	6.00%, 8/27/2037(a)	6,306	6,528	5.48%, 2/12/2044(b)	5,655	6,028
	Fannie Mae Interest Strip			5.88%, 6/11/2049(b)	10,000	11,514
	7.00%, 4/1/2024(b)	147	28	Morgan Stanley Mortgage Loan Trust
	Fannie Mae REMICS			2.53%, 6/25/2036(b)	6,162	5,943
	0.85%, 4/25/2027(b)	33	33	Morgan Stanley Reremic Trust
	3.50%, 1/25/2029	6,891	7,401	3.01%, 7/26/2035(a),(b)	9,700	8,253
	3.50%, 7/25/2029	8,498	9,076	5.50%, 10/26/2035(a)	5,351	5,621
	3.50%, 12/25/2039(b)	4,651	4,900	5.50%, 8/26/2047(a)	9,453	9,948
	4.00%, 5/25/2028(b)	23,805	1,711	5.59%, 3/26/2036(a),(b)	5,062	5,188
	4.00%, 6/25/2039	10,000	10,981	Springleaf Mortgage Loan Trust
	4.00%, 4/25/2041	8,552	8,652	2.67%, 9/25/2049(a)	3,609	3,606
	4.50%, 5/25/2040	11,063	12,234	Wachovia Bank Commercial Mortgage Trust
	5.00%, 8/25/2037(b)	3,536	3,900	5.32%, 12/15/2044(b)	13,935	14,941
	5.00%, 12/25/2039	4,536	5,194	Wells Fargo Mortgage Backed Securities
	6.50%, 2/25/2047	1,234	1,371	Trust
	7.00%, 4/25/2032	3,302	3,885	6.00%, 12/28/2037(b)	9,214	9,491
	9.00%, 5/25/2020	35	41	WF-RBS Commercial Mortgage Trust
	First Horizon Alternative Mortgage Securities			3.67%, 11/15/2044	2,000	2,168
	2.56%, 9/25/2034(b)	6,900	5,879	4.87%, 2/15/2044(a),(b)	14,000	16,102
	Freddie Mac REMICS					$531,869
	1.15%, 2/15/2021(b)	18	19
	2.50%, 10/15/2036(b)	7,813	7,986	Other Asset Backed Securities - 1.39%
	2.50%, 2/15/2039	9,960	10,196	Ameriquest Mortgage Securities Inc
				0.68%, 7/25/2035(b)	14,844	10,626
	3.00%, 2/15/2040	3,703	3,837	0.73%, 9/25/2035(b)	9,500	7,145

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2012 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Other Asset Backed Securities (continued)			Federal Home Loan Mortgage Corporation (FHLMC)
CNH Wholesale Master Note Trust			(continued)
1.90%, 12/15/2015(a),(b)	$1,000	$1,003	5.50%, 5/1/2038	$3,257	$3,557
Fremont Home Loan Trust			5.50%, 8/1/2038	7,692	8,449
1.00%, 2/25/2034(b)	2,491	2,176	6.00%, 4/1/2017	407	441
Merrill Lynch Mortgage Investors Inc			6.00%, 4/1/2017	335	363
1.27%, 7/25/2035(b)	6,000	4,995	6.00%, 5/1/2017	441	477
			6.00%, 7/1/2017	25	27
		$25,945	6.00%, 1/1/2021	154	171
TOTAL BONDS		$561,297	6.00%, 6/1/2028	29	33
U.S. GOVERNMENT & GOVERNMENT	Principal		6.00%, 5/1/2031	284	319
AGENCY OBLIGATIONS - 67.62%	Amount (000's)	Value (000's)	6.00%, 10/1/2031	12	14
Federal Home Loan Mortgage Corporation (FHLMC) -22.58%			6.00%, 2/1/2032	40	45
			6.00%, 9/1/2032	611	686
2.41%, 3/1/2036(b)	$253	$256
2.72%, 10/1/2032(b)	4	4	6.00%, 11/1/2033	2,100	2,355
			6.00%, 11/1/2033	2,155	2,417
3.00%, 1/1/2027	10,419	11,037	6.00%, 5/1/2034	3,964	4,331
3.00%, 2/1/2027	5,228	5,527	6.00%, 5/1/2034	5,236	5,815
3.00%, 2/1/2027	12,531	13,246	6.00%, 9/1/2034	334	371
3.00%, 4/1/2042	9,592	9,960	6.00%, 1/1/2035	5,730	6,279
3.50%, 11/1/2026	8,419	8,994	6.00%, 2/1/2035	4,277	4,750
3.50%, 2/1/2032	12,798	13,653	6.00%, 2/1/2035	266	296
3.50%, 10/1/2041	7,310	7,748	6.00%, 10/1/2036(b)	319	355
3.50%, 11/1/2041	7,344	7,784	6.00%, 3/1/2037	680	755
3.50%, 2/1/2042	4,503	4,773	6.00%, 4/1/2037	2,000	2,233
3.50%, 4/1/2042	16,354	17,333	6.00%, 5/1/2037	600	672
3.50%, 4/1/2042	1,726	1,829	6.00%, 1/1/2038	1,503	1,679
3.50%, 7/1/2042	17,300	18,470	6.00%, 1/1/2038(b)	225	250
4.00%, 8/1/2026	8,549	9,107	6.00%, 3/1/2038	248	273
4.00%, 8/1/2039	8,190	8,764	6.00%, 4/1/2038	588	654
4.00%, 10/1/2039	13,126	14,046	6.00%, 7/1/2038	1,757	1,940
4.00%, 10/1/2039	7,772	8,317	6.00%, 10/1/2038	1,096	1,211
4.00%, 9/1/2040	6,190	6,628	6.50%, 11/1/2016	212	228
4.00%, 10/1/2041	9,771	10,626	6.50%, 6/1/2017	65	70
4.50%, 8/1/2033	1,265	1,363	6.50%, 12/1/2021	813	915
4.50%, 8/1/2033	1,811	1,952	6.50%, 4/1/2022	725	816
4.50%, 11/1/2039	8,301	8,928	6.50%, 5/1/2022	401	451
4.50%, 12/1/2039	12,720	13,681	6.50%, 8/1/2022	140	158
4.50%, 2/1/2041	12,168	13,121	6.50%, 5/1/2023	119	133
4.50%, 3/1/2041	9,027	9,912	6.50%, 7/1/2023	5	5
5.00%, 10/1/2025	339	371	6.50%, 1/1/2024	20	23
5.00%, 12/1/2032	357	389	6.50%, 7/1/2025	3	3
5.00%, 2/1/2033	2,684	2,927	6.50%, 7/1/2025	3	3
5.00%, 8/1/2033	3,729	4,124	6.50%, 9/1/2025	1	1
5.00%, 8/1/2033	3,924	4,340	6.50%, 9/1/2025	2	3
5.00%, 1/1/2034	2,468	2,692	6.50%, 10/1/2025	11	13
5.00%, 5/1/2034	474	517	6.50%, 10/1/2025	8	9
5.00%, 5/1/2035	562	610	6.50%, 4/1/2027	5	5
5.00%, 7/1/2035	19	21	6.50%, 3/1/2029	146	172
5.00%, 7/1/2035	268	296	6.50%, 3/1/2029	24	28
5.00%, 10/1/2035	49	54	6.50%, 4/1/2029	2,092	2,412
5.00%, 11/1/2035	2,128	2,353	6.50%, 4/1/2031	519	596
5.00%, 10/1/2038	8,156	8,764	6.50%, 6/1/2031	1	2
5.00%, 6/1/2039	10,114	11,136	6.50%, 10/1/2031	222	259
5.00%, 9/1/2039	13,739	15,197	6.50%, 1/1/2032	1,925	2,205
5.00%, 1/1/2040	12,882	13,962	6.50%, 2/1/2032	37	43
5.00%, 6/1/2041	10,368	11,392	6.50%, 4/1/2032	31	36
5.50%, 4/1/2018	194	209	6.50%, 8/1/2032	104	119
5.50%, 11/1/2018	2,533	2,758	6.50%, 8/1/2032	43	50
5.50%, 1/1/2029	11	12	6.50%, 4/1/2035	31	35
5.50%, 3/1/2029	7	8	6.50%, 2/1/2037	145	164
5.50%, 5/1/2033	77	85	6.50%, 9/1/2038	7,733	8,781
5.50%, 10/1/2033	61	68	7.00%, 7/1/2024	10	11
5.50%, 12/1/2033	1,668	1,836	7.00%, 1/1/2028	978	1,133
5.50%, 12/1/2033	4,412	4,856	7.00%, 6/1/2029	372	445
5.50%, 9/1/2035	7,787	8,552	7.00%, 1/1/2031	4	5
5.50%, 10/1/2035	9,960	11,006	7.00%, 3/1/2031	71	85
5.50%, 7/1/2037	198	217	7.00%, 4/1/2031	216	258
5.50%, 12/1/2037	8,704	9,618	7.00%, 6/1/2031	26	31
5.50%, 4/1/2038	151	166	7.00%, 10/1/2031	199	236
5.50%, 5/1/2038	411	451	7.00%, 4/1/2032	561	660

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)			Federal National Mortgage Association (FNMA) (continued)
(continued)			5.04%, 12/1/2033(b)	$316	$341
7.00%, 1/1/2037	$1,028	$1,188	5.50%, 9/1/2017	126	137
7.50%, 3/1/2013	12	13	5.50%, 9/1/2017	15	17
7.50%, 12/1/2030	4	4	5.50%, 12/1/2017	1,088	1,187
7.50%, 2/1/2031	5	7
7.50%, 2/1/2031	88	107	5.50%, 3/1/2018	156	170
			5.50%, 6/1/2019	28	31
8.00%, 8/1/2030	2	2	5.50%, 6/1/2019	51	56
8.00%, 12/1/2030	41	46
8.50%, 4/1/2019	8	8	5.50%, 7/1/2019	139	152
			5.50%, 7/1/2019	9	10
8.50%, 7/1/2029	199	251	5.50%, 7/1/2019	75	83
9.00%, 9/1/2016	2	2
9.00%, 5/1/2017	1	1	5.50%, 7/1/2019	26	29
			5.50%, 7/1/2019	39	43
9.00%, 5/1/2021	2	2	5.50%, 8/1/2019	173	189
9.00%, 9/1/2021	1	2
9.00%, 1/1/2022	2	2	5.50%, 8/1/2019	29	32
			5.50%, 9/1/2019	169	185
9.00%, 8/1/2022	1	1	5.50%, 6/1/2026	393	433
		$419,502	5.50%, 5/1/2033	246	272
Federal National Mortgage Association (FNMA) - 28.48%			5.50%, 7/1/2033	2,346	2,621
2.47%, 3/1/2028(b)	18	18	5.50%, 9/1/2033	1,405	1,569
2.50%, 5/1/2027	11,825	12,325	5.50%, 2/1/2034	8,632	9,415
2.50%, 6/1/2027	12,941	13,488	5.50%, 4/1/2034	2,243	2,478
2.50%, 6/1/2027	17,772	18,523	5.50%, 9/1/2034	1,610	1,779
3.00%, 12/1/2021	8,819	9,303	5.50%, 1/1/2035	6,059	6,696
3.00%, 2/1/2027	9,637	10,176	5.50%, 2/1/2035	6,571	7,297
3.00%, 11/1/2033(b)	12	12	5.50%, 9/1/2035	946	1,053
3.00%, 6/1/2042	10,955	11,407	5.50%, 2/1/2037	45	50
3.50%, 12/1/2026	8,783	9,342	5.50%, 6/1/2037	936	1,039
3.50%, 1/1/2041	7,093	7,533	5.50%, 12/1/2037	4,942	5,521
3.50%, 1/1/2041	8,313	8,828	5.50%, 3/1/2038	1,083	1,210
3.50%, 11/1/2041	7,242	7,690	5.50%, 3/1/2038	1,850	2,054
3.50%, 3/1/2042	6,587	6,995	5.50%, 5/1/2038	1,009	1,121
3.50%, 6/1/2042	6,926	7,407	5.50%, 7/1/2038	5,155	5,725
4.00%, 5/1/2025	8,977	9,606	5.50%, 6/1/2040	6,461	7,129
4.00%, 8/1/2039	12,422	13,328	6.00%, 12/1/2016	431	461
4.00%, 9/1/2040	8,900	9,742	6.00%, 1/1/2017	17	18
4.00%, 10/1/2040	7,831	8,405	6.00%, 4/1/2017	51	56
4.00%, 1/1/2041	13,952	15,166	6.00%, 8/1/2017	1,077	1,164
4.00%, 1/1/2041	11,644	12,497	6.00%, 8/1/2018	555	610
4.00%, 4/1/2041	8,762	9,404	6.00%, 12/1/2022	62	69
4.00%, 4/1/2041	9,868	10,727	6.00%, 3/1/2029	184	207
4.00%, 11/1/2041	12,219	13,118	6.00%, 8/1/2031	991	1,115
4.00%, 12/1/2041	11,140	11,960	6.00%, 12/1/2031	7	8
4.00%, 4/1/2042	13,622	14,714	6.00%, 12/1/2031	24	27
4.50%, 12/1/2019	201	217	6.00%, 1/1/2032	910	1,021
4.50%, 1/1/2020	706	762	6.00%, 11/1/2032	30	34
4.50%, 9/1/2025	8,424	9,173	6.00%, 4/1/2033	465	524
4.50%, 7/1/2039	5,258	5,828	6.00%, 2/1/2034	528	594
4.50%, 7/1/2039	10,968	12,156	6.00%, 3/1/2034	1,367	1,528
4.50%, 10/1/2039	7,041	7,617	6.00%, 9/1/2034	3,516	3,853
4.50%, 9/1/2040	10,958	11,889	6.00%, 11/1/2037	916	1,024
4.50%, 12/1/2040	10,641	11,734	6.00%, 2/1/2038	588	657
5.00%, 1/1/2018	142	154	6.00%, 3/1/2038	233	260
5.00%, 11/1/2018	730	795	6.00%, 5/1/2038	10,657	11,911
5.00%, 4/1/2019	187	203	6.00%, 6/1/2038	8,800	9,709
5.00%, 1/1/2026	462	508	6.00%, 8/1/2038	3,961	4,427
5.00%, 8/1/2033	7,647	8,376	6.50%, 6/1/2016	9	10
5.00%, 6/1/2034	5,332	5,837	6.50%, 9/1/2024	661	750
5.00%, 4/1/2035	561	630	6.50%, 8/1/2028	107	126
5.00%, 5/1/2035	503	550	6.50%, 11/1/2028	119	137
5.00%, 7/1/2035	1,489	1,630	6.50%, 12/1/2028	96	114
5.00%, 7/1/2035	188	205	6.50%, 2/1/2029	59	67
5.00%, 8/1/2035	252	275	6.50%, 3/1/2029	102	117
5.00%, 5/1/2038	773	846	6.50%, 4/1/2029	216	254
5.00%, 12/1/2039	5,461	6,031	6.50%, 6/1/2031	152	177
5.00%, 1/1/2040	8,084	8,928	6.50%, 6/1/2031	80	94
5.00%, 4/1/2040	2,658	2,953	6.50%, 6/1/2031	353	390
5.00%, 4/1/2040	10,661	11,671	6.50%, 9/1/2031	17	20
5.00%, 5/1/2040	11,452	12,648	6.50%, 12/1/2031	6	7
5.00%, 6/1/2040	4,381	4,796	6.50%, 1/1/2032	186	216

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Government National Mortgage Association (GNMA)(continued)
6.50%, 3/1/2032	$744	$862
6.50%, 4/1/2032	47	54	5.50%, 7/20/2033	$4,117	$4,644
6.50%, 4/1/2032	787	910	5.50%, 2/20/2034	4,416	4,981
6.50%, 8/1/2032	344	398	5.50%, 3/20/2034	4,159	4,691
			5.50%, 5/20/2035	528	594
6.50%, 11/1/2032	257	298	5.50%, 1/15/2039	1,526	1,714
6.50%, 11/1/2032	166	192
6.50%, 11/1/2032	619	716	5.50%, 1/15/2039	544	612
			6.00%, 10/15/2023	203	230
6.50%, 12/1/2032	851	985	6.00%, 11/15/2023	55	62
6.50%, 2/1/2033	674	776
6.50%, 7/1/2034	916	1,052	6.00%, 11/15/2023	84	95
			6.00%, 12/15/2023	62	71
6.50%, 7/1/2034	1,635	1,874	6.00%, 12/15/2023	3	3
6.50%, 2/1/2036	5,700	6,430
6.50%, 4/1/2036	46	52	6.00%, 12/15/2023	58	65
			6.00%, 1/15/2024	19	21
6.50%, 8/1/2036	593	677	6.00%, 1/20/2024	17	19
6.50%, 8/1/2036	269	308
6.50%, 9/1/2036	7,704	8,777	6.00%, 2/15/2024	53	60
			6.00%, 2/15/2024	41	46
6.50%, 10/1/2036	208	238	6.00%, 2/15/2024	62	71
6.50%, 11/1/2036	205	235
6.50%, 7/1/2037	133	152	6.00%, 3/15/2024	21	23
			6.00%, 4/20/2024	54	61
6.50%, 7/1/2037	93	106	6.00%, 5/20/2024	38	43
6.50%, 8/1/2037	2,893	3,295
6.50%, 8/1/2037	297	338	6.00%, 5/20/2024	26	30
			6.00%, 10/20/2024	48	54
6.50%, 10/1/2037	10,928	12,438	6.00%, 9/20/2025	28	32
6.50%, 1/1/2038	39	45
6.50%, 2/1/2038	92	105	6.00%, 4/20/2026	168	190
			6.00%, 10/20/2028	22	24
6.50%, 5/1/2038	40	46	6.00%, 2/20/2029	225	255
6.50%, 2/1/2039	4,558	5,169	6.00%, 5/20/2032(b)	763	869
7.00%, 5/1/2022	43	49	6.00%, 8/15/2032	103	117
7.00%, 8/1/2028	173	207	6.00%, 9/15/2032	331	379
7.00%, 12/1/2028	159	189
7.00%, 4/1/2029	74	89	6.00%, 2/15/2033	49	55
			6.00%, 7/20/2033	2,748	3,138
7.00%, 7/1/2029	156	187	6.00%, 8/15/2038	1,072	1,216
7.00%, 11/1/2031	765	894
7.00%, 7/1/2032	213	249	6.50%, 9/15/2023	22	26
			6.50%, 9/15/2023	32	37
7.50%, 12/1/2024	186	221	6.50%, 9/15/2023	32	37
7.50%, 7/1/2029	62	70
7.50%, 2/1/2030	106	122	6.50%, 9/15/2023	28	32
			6.50%, 10/15/2023	41	48
7.50%, 1/1/2031	6	7	6.50%, 11/15/2023	8	9
7.50%, 5/1/2031	7	7
7.50%, 8/1/2032	47	58	6.50%, 12/15/2023	28	33
			6.50%, 12/15/2023	16	19
8.00%, 5/1/2022	4	4	6.50%, 12/15/2023	80	93
8.00%, 1/1/2025	1	1
8.00%, 1/1/2025	2	2	6.50%, 12/15/2023	47	55
			6.50%, 1/15/2024	13	15
8.50%, 2/1/2023	3	4	6.50%, 1/15/2024	12	14
8.50%, 9/1/2025	3	3
9.00%, 9/1/2030	47	60	6.50%, 1/15/2024	29	34
			6.50%, 1/15/2024	18	21
		$528,957	6.50%, 1/15/2024	35	40
Government National Mortgage Association (GNMA) -11.42%			6.50%, 1/15/2024	55	64
			6.50%, 1/15/2024	46	53
3.00%, 4/15/2027	11,799	12,575	6.50%, 3/15/2024	5	6
3.50%, 11/15/2041	7,821	8,500	6.50%, 3/15/2024	95	111
3.50%, 12/20/2041	10,757	11,696	6.50%, 4/15/2024	35	40
4.00%, 10/15/2041	16,264	17,906	6.50%, 4/20/2024	24	28
4.00%, 1/15/2042	11,604	12,761	6.50%, 7/15/2024	98	113
4.50%, 5/15/2039	9,021	9,938	6.50%, 1/15/2026	20	23
4.50%, 9/20/2039	12,206	13,530	6.50%, 3/15/2026	32	37
4.50%, 10/15/2039	8,658	9,592	6.50%, 7/20/2026	7	8
4.50%, 3/20/2040	13,571	15,124	6.50%, 2/15/2028	11	13
4.50%, 6/15/2041	5,537	6,120	6.50%, 10/20/2028	22	25
4.50%, 9/20/2041	12,736	14,193	6.50%, 3/20/2031	179	209
4.50%, 12/20/2041	11,121	12,393	6.50%, 4/20/2031	143	167
5.00%, 2/15/2034	509	568	6.50%, 7/15/2031	4	5
5.00%, 7/15/2039	4,159	4,619	6.50%, 10/15/2031	36	42
5.00%, 10/15/2039	8,204	9,133	6.50%, 7/15/2032	24	29
5.00%, 6/20/2041	9,136	10,191	6.50%, 4/20/2034	1,026	1,195
5.00%, 9/20/2041	9,844	10,981	6.50%, 5/20/2034	922	1,074
5.50%, 12/15/2013	2	2	6.80%, 4/20/2025	60	70
5.50%, 1/15/2014	23	25	7.00%, 11/15/2022	51	59
5.50%, 3/15/2014	12	13	7.00%, 11/15/2022	8	10

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Government National Mortgage Association (GNMA)			Government National Mortgage Association (GNMA)(continued)
(continued)
7.00%, 12/15/2022	$81	$94	7.50%, 3/15/2024	$40	$48
7.00%, 12/15/2022	11	13	7.50%, 8/15/2024	2	2
7.00%, 1/15/2023	29	34	7.50%, 4/15/2027	5	5
7.00%, 1/15/2023	10	12	7.50%, 5/15/2027	19	20
7.00%, 1/15/2023	13	15	7.50%, 5/15/2027	8	8
7.00%, 2/15/2023	110	129	7.50%, 6/15/2027	12	12
7.00%, 3/15/2023	13	15	7.50%, 8/15/2029	188	229
7.00%, 7/15/2023	14	17	7.50%, 9/15/2029	59	63
7.00%, 7/15/2023	57	67	7.50%, 9/15/2029	89	97
7.00%, 7/15/2023	25	29	7.50%, 10/15/2029	95	116
7.00%, 8/15/2023	23	27	7.50%, 11/15/2029	90	97
7.00%, 10/15/2023	31	37	7.50%, 11/15/2029	55	57
7.00%, 12/15/2023	38	45	8.00%, 8/15/2016	23	24
7.00%, 12/15/2023	27	32	8.00%, 12/15/2016	7	7
7.00%, 1/15/2026	26	31	8.00%, 4/15/2017	12	12
7.00%, 5/15/2026	8	10	8.00%, 4/15/2017	10	10
7.00%, 1/15/2027	61	74	8.00%, 5/15/2017	4	4
7.00%, 3/15/2027	35	42	8.00%, 6/15/2017	3	4
7.00%, 10/15/2027	3	3	8.00%, 6/15/2017	9	9
7.00%, 10/15/2027	3	3	8.00%, 2/15/2022	34	40
7.00%, 10/15/2027	15	18	8.00%, 4/15/2022	34	39
7.00%, 11/15/2027	55	66	8.00%, 12/15/2030	12	13
7.00%, 12/15/2027	3	3	9.00%, 11/15/2021	115	126
7.00%, 12/15/2027	47	57	9.50%, 4/15/2016	3	3
7.00%, 2/15/2028	1	1	9.50%, 9/15/2016	1	1
7.00%, 2/15/2028	1	1	9.50%, 11/15/2016	6	6
7.00%, 4/15/2028	3	3	9.50%, 7/15/2017	22	22
7.00%, 4/15/2028	22	26	9.50%, 10/15/2017	8	10
7.00%, 5/15/2028	1	1	9.50%, 11/15/2017	17	17
7.00%, 6/15/2028	171	206	9.50%, 9/20/2018	54	56
7.00%, 12/15/2028	124	150	9.50%, 9/15/2020	10	10
7.00%, 1/15/2029	66	79	9.50%, 12/20/2020	22	23
7.00%, 3/15/2029	89	107	9.50%, 1/20/2021	3	3
7.00%, 4/15/2029	93	111	9.50%, 2/20/2021	2	2
7.00%, 4/15/2029	212	254	9.50%, 3/20/2021	2	3
7.00%, 5/15/2031	18	22	9.50%, 8/15/2021	123	137
7.00%, 6/20/2031	118	143			$212,150
7.00%, 7/15/2031	4	5
7.00%, 9/15/2031	7	8	U.S. Treasury - 4.59%
7.25%, 9/15/2025	39	46	1.75%, 10/31/2018	21,500	22,684
7.50%, 4/15/2017	15	16	3.13%, 5/15/2021	7,000	8,064
7.50%, 4/15/2017	35	36	4.13%, 5/15/2015	8,750	9,679
7.50%, 4/15/2017	4	4	4.25%, 11/15/2013	7,000	7,364
7.50%, 7/15/2018	9	9	4.25%, 11/15/2040	11,400	15,428
7.50%, 12/15/2021	5	5	4.88%, 8/15/2016	6,000	7,061
7.50%, 12/15/2021	31	32	6.25%, 8/15/2023	10,200	15,016
7.50%, 2/15/2022	17	18			$85,296
7.50%, 3/15/2022	27	29	U.S. Treasury Strip - 0.55%
7.50%, 3/15/2022	5	5	0.00%, 11/15/2015(d),(e)	4,000	3,962
7.50%, 3/15/2022	4	5	0.00%, 5/15/2020(d),(e)	6,800	6,212
7.50%, 4/15/2022	11	13			$10,174
7.50%, 4/15/2022	12	12	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
7.50%, 4/15/2022	32	32	OBLIGATIONS		$1,256,079
7.50%, 4/15/2022	8	9		Maturity
7.50%, 5/15/2022	14	14	REPURCHASE AGREEMENTS - 3.25%	Amount (000's)	Value(000	's)
7.50%, 7/15/2022	44	45
7.50%, 8/15/2022	51	53	Banks- 3.25%
7.50%, 8/15/2022	3	3	Investment in Joint Trading Account; Credit	$15,973	$15,973
7.50%, 8/15/2022	10	11	Suisse Repurchase Agreement; 0.15%
7.50%, 8/15/2022	13	14	dated 7/31/2012 maturing 8/1/2012
7.50%, 8/15/2022	20	20	(collateralized by US Government
7.50%, 2/15/2023	5	5	Securities; $16,292,714; 3.88% - 9.00%;
7.50%, 2/15/2023	12	14	dated 11/15/18 - 08/15/40)
7.50%, 5/15/2023	5	6	Investment in Joint Trading Account; Deutsche	16,565	16,565
7.50%, 5/15/2023	17	18	Bank Repurchase Agreement; 0.18% dated
7.50%, 5/15/2023	68	71	7/31/2012 maturing 8/1/2012
7.50%, 6/15/2023	19	22	(collateralized by US Government
7.50%, 10/15/2023	6	7	Securities; $16,896,148; 0.00% - 8.95%;
7.50%, 11/15/2023	30	32	dated 08/15/12 - 10/15/37)
See accompanying notes

Schedule of Investments Government & High Quality Bond Fund July 31, 2012 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value(000	's)
Banks (continued)
Investment in Joint Trading Account; JP	$12,424	$12,424
Morgan Repurchase Agreement; 0.17%
dated 7/31/2012 maturing 8/1/2012
(collateralized by US Government
Securities; $12,672,111; 0.00% - 10.35%;
dated 08/15/12 - 05/15/42)
Investment in Joint Trading Account; Merrill	15,405	15,404
Lynch Repurchase Agreement; 0.16%
dated 7/31/2012 maturing 8/1/2012
(collateralized by US Government
Securities; $15,712,525; 0.00% - 5.63%;
dated 05/02/13 - 11/23/35)
		$60,366
TOTAL REPURCHASE AGREEMENTS		$60,366
Total Investments		$1,877,742
Liabilities in Excess of Other Assets, Net - (1.08)%		$(20,039)
TOTAL NET ASSETS - 100.00%		$1,857,703

(a)		Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $148,770 or 8.01% of net assets.
(b)	Variable Rate. Rate shown is in effect at July 31, 2012.
(c)		Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $7,027 or 0.38% of net assets.
(d) Non-Income Producing Security
(e) Security is a Principal Only Strip.

Portfolio Summary (unaudited)
Sector		Percent
Mortgage Securities		91 .11%
Government		5.14%
Financial		3.25%
Asset Backed Securities		1.58%
Liabilities in Excess of Other Assets, Net		(1.08)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
High Yield Fund
July 31, 2012 (unaudited)

	COMMON STOCKS - 0.21%	Shares Held		Value(000	's)		Principal
	Automobile Manufacturers - 0.21%					BONDS (continued)	Amount (000's)		Value	(000	's)
	New Flyer Industries Inc		1,000,000	$7,728		Banks (continued)
						Fifth Third Capital Trust IV
						6.50%, 04/15/2049(e)		$10,140		$10,127
	Biotechnology - 0.00%
	Neuro-Hitech Inc (a),(b)		250,000	—		HBOS Capital Funding No2 LP
						6.07%, 06/29/2049(d),(e)		7,240		4,905
	Neuro-Hitech Inc - Warrants (a),(b),(c)		125,000	—
						LBG Capital No.1 PLC
				$—		8.00%, 12/29/2049(d),(e)		18,405		16,289
	Food Service - 0.00%					RBS Capital Trust I
	FU JI Food and Catering Services Holdings		962,000	—		0.00%, 12/29/2049(a)		20,802		12,585
	Ltd (a),(b),(c)					RBS Capital Trust III
						0.00%, 09/29/2049(a)		17,120		10,443
						Regions Bank/Birmingham AL
	Semiconductors - 0.00%					7.50%, 05/15/2018		11,380		13,087
	Tower Semiconductor Ltd - Warrants (a),(b)		225,800	3
	Tower Semiconductor Ltd - Warrants (a),(b)		3,821,912	38						$174,828
				$41		Building Materials - 0.24%
	TOTAL COMMON STOCKS			$7,769		Spie BondCo 3 SCA
	PREFERRED STOCKS - 0.67%	Shares Held		Value(000	's)	11.00%, 08/15/2019(d)	EUR	700		859
						USG Corp
	Banks- 0.60%					7.88%, 03/30/2020(d)		$7,300		7,765
	Ally Financial Inc (d)		24,000	21,567
										$8,624
						Chemicals - 3.83%
	Finance - Mortgage Loan/Banker - 0.07%					CF Industries Inc
	Freddie Mac - Series Z (a)		1,300,000	2,600
						7.13%, 05/01/2020		16,686		20,858
						Ineos Finance PLC
	TOTAL PREFERRED STOCKS			$24,167		7.50%, 05/01/2020(d)		2,735		2,776
		Principal				8.38%, 02/15/2019(d)		2,500		2,587
BONDS	- 81.92%	Amount (000's)		Value(000	's)	LyondellBasell Industries NV
	Agriculture - 0.28%					5.75%, 04/15/2024		27,205		30,810
	Southern States Cooperative Inc					6.00%, 11/15/2021		30,140		34,661
	11.25%, 05/15/2015(d)		$9,770	$10,246		NOVA Chemicals Corp
						8.63%, 11/01/2019		8,837		10,118
						Taminco Global Chemical Corp
	Airlines - 0.34%					9.75%, 03/31/2020(d)		36,015		37,816
	United Airlines 2007-1 Class C Pass Through									$139,626
	Trust
	2.98%, 07/02/2014(c),(e)		8,249	7,960		Coal- 2.02%
	US Airways 2001-1G Pass Through Trust					Arch Coal Inc
	7.08%, 09/20/2022(c)		4,537	4,605		7.00%, 06/15/2019		18,725		16,338
				$12,565		8.75%, 08/01/2016		10,180		9,951
						Consol Energy Inc
	Automobile Manufacturers - 1.67%					6.38%, 03/01/2021		6,900		6,728
	Chrysler Group LLC / CG Co-Issuer Inc					8.00%, 04/01/2017		22,215		23,492
	8.00%, 06/15/2019		39,035	40,596		Peabody Energy Corp
	Jaguar Land Rover PLC					6.25%, 11/15/2021(d)		17,340		17,123
	7.75%, 05/15/2018(d)		3,145	3,350
	8.13%, 05/15/2021(d)		2,535	2,694						$73,632
	New Flyer Industries Canada ULC					Commercial Services - 1.47%
	14.00%, 08/19/2020(b),(c),(d)	CAD	13,600	14,239		BakerCorp International Inc
				$60,879		8.25%, 06/01/2019(d)		7,210		7,210
						Emergency Medical Services Corp
	Automobile Parts & Equipment - 0.19%					8.13%, 06/01/2019		7,697		8,188
	Schaeffler Finance BV					UR Merger Sub Corp
	7.75%, 02/15/2017(d)		$3,000	3,176		5.75%, 07/15/2018(d)		8,625		9,013
	8.50%, 02/15/2019(d)		3,415	3,680		7.63%, 04/15/2022(d)		7,670		8,159
				$6,856		8.25%, 02/01/2021		19,295		20,935
	Banks- 4.80%									$53,505
	ABN Amro North American Holding Preferred					Computers - 2.34%
	Capital Repackage Trust I					Seagate HDD Cayman
	6.52%, 12/29/2049(d),(e)		6,920	6,470		6.88%, 05/01/2020		42,320		45,653
	Ally Financial Inc					7.00%, 11/01/2021		12,540		13,622
	5.50%, 02/15/2017		17,230	17,950		7.75%, 12/15/2018		9,698		10,740
	8.00%, 03/15/2020		11,965	14,223		Spansion LLC
	Bank of America Corp					7.88%, 11/15/2017		16,065		15,422
	8.00%, 12/29/2049(e)		3,600	3,879
										$85,437
	CIT Group Inc
	4.75%, 02/15/2015(d)		6,540	6,802		Consumer Products - 2.01%
	6.63%, 04/01/2018(d)		11,400	12,483		Reynolds Group Issuer Inc / Reynolds Group
	7.00%, 05/02/2016(d)		15,000	15,075		Issuer LLC / Reynolds Group Issuer
	7.00%, 05/02/2017(d)		30,358	30,510		(Luxembourg) S.A.
						7.13%, 04/15/2019		12,995		13,807

See accompanying notes

Schedule of Investments
High Yield Fund
July 31, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Consumer Products (continued)					Entertainment - 4.12%
Reynolds Group Issuer Inc / Reynolds Group					CCM Merger Inc
Issuer LLC / Reynolds Group Issuer					9.13%, 05/01/2019(d)	$8,685		$8,815
(Luxembourg) S.A. (continued)					Lions Gate Entertainment Inc
7.88%, 08/15/2019		$4,690	$5,171		10.25%, 11/01/2016(d)	22,060		24,625
9.00%, 04/15/2019		15,815	16,092		Peninsula Gaming LLC / Peninsula Gaming
9.88%, 08/15/2019		27,975	29,653		Corp
9.88%, 08/15/2019(d)		7,973	8,451		8.38%, 08/15/2015	18,280		19,103
			$73,174		10.75%, 08/15/2017	18,050		20,554
					Regal Entertainment Group
Diversified Financial Services - 4.55%					9.13%, 08/15/2018	13,440		15,086
Aircastle Ltd					WMG Acquisition Corp
7.63%, 04/15/2020		6,050	6,474		9.50%, 06/15/2016	13,410		14,734
9.75%, 08/01/2018		18,155	20,606		9.50%, 06/15/2016(d)	5,705		6,254
Credit Acceptance Corp					11.50%, 10/01/2018	27,245		30,174
9.13%, 02/01/2017		24,940	27,559		WMG Holdings Corp
DVI Inc					13.75%, 10/01/2019	10,235		10,926
0.00%, 02/01/2004(a),(b)		8,575	1,536
0.00%, 02/01/2004(a),(b)		6,850	1,227					$150,271
General Electric Capital Corp					Environmental Control - 0.29%
6.25%, 12/15/2022(e)		13,700	14,014		Clean Harbors Inc
Icahn Enterprises LP / Icahn Enterprises					5.25%, 08/01/2020(d)	4,110		4,239
Finance Corp					EnergySolutions Inc / EnergySolutions LLC
8.00%, 01/15/2018		16,630	17,669		10.75%, 08/15/2018	7,475		6,447
8.00%, 01/15/2018(d)		3,725	3,958					$10,686
ILFC E-Capital Trust II
6.25%, 12/21/2065(d),(e)		7,740	5,805		Food- 0.61%
International Lease Finance Corp					Del Monte Corp
5.65%, 06/01/2014		2,335	2,417		7.63%, 02/15/2019	9,565		9,493
6.25%, 05/15/2019		14,540	15,285		Pinnacle Foods Finance LLC / Pinnacle Foods
8.62%, 09/15/2015(e)		9,690	10,925		Finance Corp
8.63%, 01/15/2022		4,155	4,999		9.25%, 04/01/2015	12,280		12,557
Springleaf Finance Corp								$22,050
6.90%, 12/15/2017		21,340	17,392		Forest Products & Paper - 1.34%
SquareTwo Financial Corp					Longview Fibre Paper & Packaging Inc
11.63%, 04/01/2017		16,825	14,554		8.00%, 06/01/2016(d)	8,445		8,720
TRAINS HY-1-2006					Sappi Papier Holding GmbH
7.22%, 05/01/2016(d),(e)		1,230	1,206		7.50%, 06/15/2032(d)	15,955		13,003
			$165,626		7.75%, 07/15/2017(d)	5,000		5,125
					8.38%, 06/15/2019(d)	12,175		12,479
Electric - 3.26%
Edison Mission Energy					Verso Paper Holdings LLC / Verso Paper Inc
					11.75%, 01/15/2019(d)	9,340		9,574
7.00%, 05/15/2017		15,392	8,389
Elwood Energy LLC								$48,901
8.16%, 07/05/2026		8,940	8,884		Healthcare - Products - 1.95%
Energy Future Holdings Corp					Angiotech Pharmaceuticals Inc
9.75%, 10/15/2019		10,621	11,099		5.00%, 12/01/2013(e)	34,075		33,819
10.00%, 01/15/2020(e)		5,175	5,596		Biomet Inc
Energy Future Intermediate Holding Co LLC					10.38%, 10/15/2017	8,760		9,373
9.75%, 10/15/2019		3,829	4,001		Hologic Inc
GenOn REMA LLC					6.25%, 08/01/2020(d),(f)	4,555		4,817
9.68%, 07/02/2026(c)		10,000	10,500		Kinetic Concepts Inc / KCI USA Inc
Indiantown Cogeneration LP					10.50%, 11/01/2018(d)	1,800		1,904
9.77%, 12/15/2020		6,133	6,405		Universal Hospital Services Inc
Mirant Mid Atlantic Pass Through Trust C					7.63%, 08/15/2020(d),(f)	20,690		21,104
10.06%, 12/30/2028		31,010	34,431					$71,017
NRG Energy Inc
7.38%, 01/15/2017		9,555	9,913		Healthcare - Services - 4.32%
8.25%, 09/01/2020		18,225	19,637		Centene Corp
			$118,855		5.75%, 06/01/2017	16,793		17,612
					Fresenius Medical Care US Finance II Inc
Electrical Components & Equipment - 0.14%					5.88%, 01/31/2022(d)	7,825		8,363
Norcell Sweden Holding 2 AB					Fresenius Medical Care US Finance Inc
10.75%, 09/29/2019(d)	EUR	4,000	5,143		6.50%, 09/15/2018(d)	4,895		5,464
					HCA Inc
Electronics - 0.69%					7.25%, 09/15/2020	29,885		33,396
Rexel SA					7.50%, 11/06/2033	6,000		5,760
6.13%, 12/15/2019(d)		$6,975	7,132		8.50%, 04/15/2019	30,440		34,302
Viasystems Inc					MultiPlan Inc
7.88%, 05/01/2019(d)		18,220	17,947		9.88%, 09/01/2018(d)	35,945		39,495
			$25,079

See accompanying notes

Schedule of Investments
High Yield Fund
July 31, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Healthcare - Services (continued)					Media (continued)
Radnet Management Inc					Univision Communications Inc (continued)
10.38%, 04/01/2018		$12,895	$12,959		7.88%, 11/01/2020(d)	$1,485		$1,600
			$157,351		8.50%, 05/15/2021(d)	29,395		29,689
					WideOpenWest Finance LLC /
Holding Companies - Diversified - 0.13%					WideOpenWest Capital Corp
Polish Television Holding BV					13.38%, 10/15/2019(d)	24,985		24,423
11.25%, 05/15/2017(d),(e)	EUR	3,745	4,746
								$274,335
					Mining - 0.96%
Home Builders - 0.23%					FMG Resources August 2006 Pty Ltd
KB Home					6.88%, 02/01/2018(d)	11,350		11,463
7.50%, 09/15/2022		$8,200	8,282		8.25%, 11/01/2019(d)	14,720		15,493
					Midwest Vanadium Pty Ltd
Insurance - 0.99%					11.50%, 02/15/2018(d)	12,060		8,080
CNO Financial Group Inc								$35,036
9.00%, 01/15/2018(d)		5,955	6,401
Liberty Mutual Group Inc					Oil & Gas - 6.56%
7.00%, 03/15/2037(d),(e)		20,172	18,155		Antero Resources Finance Corp
XL Group PLC					7.25%, 08/01/2019	11,730		12,463
6.50%, 12/31/2049(e)		13,292	11,531		Carrizo Oil & Gas Inc
			$36,087		8.63%, 10/15/2018	17,150		18,565
					Chaparral Energy Inc
Internet - 1.44%					7.63%, 11/15/2022(d)	4,685		4,907
Equinix Inc					9.88%, 10/01/2020	17,705		20,051
7.00%, 07/15/2021		7,180	7,988		Chesapeake Energy Corp
Open Solutions Inc					6.13%, 02/15/2021	23,055		22,536
9.75%, 02/01/2015(d)		19,615	17,261		Concho Resources Inc
Zayo Group LLC / Zayo Capital Inc					5.50%, 10/01/2022	6,200		6,277
10.13%, 07/01/2020(d)		25,370	27,082		7.00%, 01/15/2021	10,270		11,271
			$52,331		EP Energy LLC / EP Energy Finance Inc
					6.88%, 05/01/2019(d)	6,615		7,061
Iron & Steel - 0.32%					9.38%, 05/01/2020(d)	20,325		21,875
AK Steel Corp					Hilcorp Energy I LP / Hilcorp Finance Co
8.38%, 04/01/2022		13,995	11,826		7.63%, 04/15/2021(d)	2,040		2,224
					8.00%, 02/15/2020(d)	20,990		23,141
Lodging - 1.79%					Kodiak Oil & Gas Corp
Caesars Entertainment Operating Co Inc					8.13%, 12/01/2019(d)	9,590		10,213
11.25%, 06/01/2017		12,600	13,639		Linn Energy LLC / Linn Energy Finance
MGM Resorts International					Corp
8.63%, 02/01/2019(d)		15,400	16,305		7.75%, 02/01/2021	11,595		12,233
9.00%, 03/15/2020		8,295	9,239		Newfield Exploration Co
10.00%, 11/01/2016		18,060	19,934		5.63%, 07/01/2024	4,975		5,305
Wyndham Worldwide Corp					PDC Energy Inc
7.38%, 03/01/2020		5,030	6,050		12.00%, 02/15/2018	18,410		19,515
			$65,167		Pioneer Natural Resources Co
					7.50%, 01/15/2020	7,220		8,971
Media- 7.53%					Precision Drilling Corp
Cablevision Systems Corp					6.50%, 12/15/2021	8,790		9,142
8.00%, 04/15/2020		14,880	16,480		6.63%, 11/15/2020	10,320		10,759
Clear Channel Worldwide Holdings Inc					Venoco Inc
7.63%, 03/15/2020(d)		14,170	13,568
					11.50%, 10/01/2017	11,905		12,530
CSC Holdings LLC								$239,039
6.75%, 11/15/2021(d)		4,685	5,107
Cumulus Media Holdings Inc					Oil & Gas Services - 0.32%
7.75%, 05/01/2019		20,377	19,766		Cie Generale de Geophysique - Veritas
DISH DBS Corp					9.50%, 05/15/2016	10,610		11,578
4.63%, 07/15/2017(d)		3,995	4,055
5.88%, 07/15/2022(d)		32,085	33,047
					Packaging & Containers - 1.34%
6.75%, 06/01/2021		40,955	44,794		ARD Finance SA
7.88%, 09/01/2019		28,160	32,736		11.13%, PIK 11.13%, 06/01/2018(d),(g)	2,573		2,341
Nara Cable Funding Ltd					Ardagh Packaging Finance PLC / Ardagh MP
8.88%, 12/01/2018(d)		7,970	7,013
					Holdings USA Inc
TVN Finance Corp II AB					7.38%, 10/15/2017(d)	3,000		3,214
10.75%, 11/15/2017(d)	EUR	4,485	5,932
					Crown Cork & Seal Co Inc
Unitymedia Hessen GmbH & Co KG /					7.38%, 12/15/2026	14,963		16,048
Unitymedia NRW GmbH					Exopack Holding Corp
7.50%, 03/15/2019(d)		$7,265	7,810
7.50%, 03/15/2019(d)	EUR	1,175	1,540		10.00%, 06/01/2018	18,030		17,669
8.13%, 12/01/2017(d)		$16,305	17,691		Plastipak Holdings Inc
					8.50%, 12/15/2015(d)	5,805		5,994
Univision Communications Inc
6.88%, 05/15/2019(d)		8,735	9,084
See accompanying notes					74

Schedule of Investments
High Yield Fund
July 31, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)
Packaging & Containers (continued)				Sovereign - 0.30%
Plastipak Holdings Inc (continued)				Mexican Bonos
10.63%, 08/15/2019(d)	$3,070	$3,484		8.00%, 12/19/2013(e)	MXN	138,474		$10,880
		$48,750
Pharmaceuticals - 0.49%				Telecommunications - 9.33%
Endo Health Solutions Inc				Clearwire Communications LLC/Clearwire
7.00%, 07/15/2019	2,835	3,133		Finance Inc
7.25%, 01/15/2022	13,330	14,763		12.00%, 12/01/2015(d)		$13,650		12,899
		$17,896		Digicel Group Ltd
				9.13%, 01/15/2015(d)		14,780		15,039
Pipelines - 4.28%				10.50%, 04/15/2018(d)		12,250		13,077
Chesapeake Midstream Partners LP / CHKM				Digicel Ltd
Finance Corp				8.25%, 09/01/2017(d)		4,200		4,399
5.88%, 04/15/2021	5,592	5,578		12.00%, 04/01/2014(d)		10,800		12,015
El Paso LLC				Eileme 2 AB
7.75%, 01/15/2032	14,950	17,509		11.63%, 01/31/2020(d)		13,650		14,332
Energy Transfer Equity LP				Goodman Networks Inc
7.50%, 10/15/2020	9,390	10,728		12.13%, 07/01/2018(d)		5,175		5,460
Enterprise Products Operating LLC				Intelsat Jackson Holdings SA
8.38%, 08/01/2066	45,380	49,691		7.25%, 10/15/2020		18,335		19,573
MarkWest Energy Partners LP / MarkWest				7.25%, 10/15/2020(d)		6,165		6,550
Energy Finance Corp				11.25%, 06/15/2016		2,200		2,316
6.25%, 06/15/2022	15,650	16,393		Intelsat Luxembourg SA
6.50%, 08/15/2021	22,500	23,681		11.50%, 02/04/2017		10,959		11,397
NGPL PipeCo LLC				11.25%, 02/04/2017		35,200		36,608
9.63%, 06/01/2019(d)	12,120	13,181
				Level 3 Communications Inc
Regency Energy Partners LP / Regency				11.88%, 02/01/2019		10,698		11,901
Energy Finance Corp				Level 3 Financing Inc
6.88%, 12/01/2018	10,560	11,299		8.13%, 07/01/2019		12,535		13,193
9.38%, 06/01/2016	7,333	8,085		10.00%, 02/01/2018		12,280		13,416
		$156,145		Nextel Communications Inc
REITS- 0.55%				7.38%, 08/01/2015		39,845		40,144
DuPont Fabros Technology LP				NII Capital Corp
8.50%, 12/15/2017	10,655	11,747		7.63%, 04/01/2021		21,115		16,153
iStar Financial Inc				Sprint Nextel Corp
9.00%, 06/01/2017(d)	8,295	8,420		7.00%, 03/01/2020(d)		7,965		8,682
				9.00%, 11/15/2018(d)		26,610		31,067
		$20,167		9.13%, 03/01/2017(d)		8,165		9,084
Retail - 1.23%				UPCB Finance III Ltd
AmeriGas Finance LLC/AmeriGas Finance				6.63%, 07/01/2020(d)		6,500		6,744
Corp				UPCB Finance V Ltd
6.75%, 05/20/2020	3,120	3,299		7.25%, 11/15/2021(d)		6,475		6,896
AmeriGas Partners LP/AmeriGas Finance				Virgin Media Finance PLC
Corp				5.25%, 02/15/2022		3,170		3,281
6.25%, 08/20/2019	8,810	9,074		Wind Acquisition Finance SA
AutoNation Inc				7.25%, 02/15/2018(d)		9,450		8,363
5.50%, 02/01/2020	5,075	5,329		11.75%, 07/15/2017(d)		5,147		4,272
Rite Aid Corp				Wind Acquisition Holdings Finance SA
9.75%, 06/12/2016	12,200	13,451		12.25%, PIK 12.25%, 07/15/2017(d),(g)		20,599		12,977
Sally Holdings LLC / Sally Capital Inc								$339,838
5.75%, 06/01/2022	5,540	5,921
Suburban Propane Partners LP/Suburban				Transportation - 3.24%
Energy Finance Corp				Kansas City Southern de Mexico SA de CV
7.38%, 03/15/2020	7,405	7,775		6.13%, 06/15/2021		17,119		19,088
		$44,849		Navios Maritime Acquisition Corp / Navios
				Acquisition Finance US Inc
Savings & Loans - 0.00%				8.63%, 11/01/2017		15,040		14,100
Washington Mutual Bank / Henderson NV				Navios Maritime Holdings Inc / Navios
0.00%, 10/31/2008(a),(c)	3,500	—		Maritime Finance US Inc
0.00%, 01/15/2013(a),(c)	3,000	—		8.88%, 11/01/2017		7,915		7,994
0.00%, 01/15/2015(a),(c),(e)	2,000	—		8.88%, 11/01/2017(d)		7,470		7,470
		$—		PHI Inc
				8.63%, 10/15/2018		7,420		7,661
Semiconductors - 0.43%				Ship Finance International Ltd
Jazz Technologies Inc				8.50%, 12/15/2013		23,654		23,536
8.00%, 06/30/2015(d)	1	—
				Swift Services Holdings Inc
8.00%, 06/30/2015	20,487	15,673		10.00%, 11/15/2018		35,155		38,231
		$15,673						$118,080
				TOTAL BONDS				$2,985,056

See accompanying notes

Schedule of Investments
High Yield Fund
July 31, 2012 (unaudited)

	Principal				SENIOR FLOATING RATE INTERESTS	Principal
CONVERTIBLE BONDS - 0.11%	Amount (000's)		Value(000	's)	(continued)	Amount (000's)	Value	(000	's)
Food Service - 0.11%					Healthcare - Services - 0.26%
FU JI Food and Catering Services Holdings					MultiPlan Inc, Term Loan B-NEW
Ltd					4.75%, 08/26/2017(e)	$9,459		$9,402
0.00%, 10/26/2009(a),(b),(c)	CNY	245,000	$3,465
0.00%, 11/09/2009(a),(c)	HKD	46,500	540
					Insurance - 1.30%
			$4,005		Asurion LLC, Term Loan
Pharmaceuticals - 0.00%					9.00%, 05/10/2019(e)	9,550		9,885
Vion Pharmaceuticals Inc					Asurion LLC, Term Loan B
0.00%, 02/15/2012(a),(c)		$4,500	90		5.50%, 05/10/2018(e)	17,095		17,038
					CNO Financial Group Inc, Term Loan B1
TOTAL CONVERTIBLE BONDS			$4,095		6.25%, 09/30/2016(e)	1,038		1,039
SENIOR FLOATING RATE INTERESTS -	Principal				Lone Star Intermediate Super Holdings LLC,
9.30%	Amount (000's)		Value(000	's)	Term Loan
					11.00%, 08/16/2019(e)	18,290		19,387
Automobile Parts & Equipment - 0.22%								$47,349
Schaeffler AG, Term Loan C2
6.00%, 02/14/2017(e)		$8,045	$8,061		Internet - 0.70%
					Open Solutions Inc, Term Loan B
					2.58%, 01/23/2014(e)	17,587		16,749
Beverages - 0.87%					Zayo Group LLC, Term Loan B
Constellation Brands Inc, Bridge Loan A					0.00%, 06/15/2019(e),(h)	8,515		8,605
0.00%, 06/28/2020(c),(e),(h),(i)		31,550	31,550
								$25,354
					Lodging - 0.86%
Chemicals - 0.51%					Caesars Entertainment Operating Co Inc, Term
AZ Chem US Inc, Term Loan B					Loan B6
7.25%, 12/06/2017(e)		8,161	8,183
					5.49%, 01/28/2018(e)	35,826		31,455
Ineos US Finance LLC, Term Loan
6.50%, 04/27/2018(e)		10,444	10,226
			$18,409		Media- 0.36%
					Cumulus Media Holdings Inc, Term Loan
Diversified Financial Services - 0.27%					7.50%, 01/14/2019(e)	3,200		3,218
Nuveen Investments Inc, Term Loan					Univision Communications Inc, Term Loan
8.25%, 02/23/2019(e)		9,800	9,849
					EXT
					4.50%, 03/31/2017(e)	10,169		9,732
Electric - 0.94%								$12,950
Dynegy Power LLC, Term Loan					Oil & Gas - 0.03%
9.25%, 08/05/2016(e)		8,699	9,030
					EP Energy LLC, Term Loan
Texas Competitive Electric Holdings Co LLC,					6.50%, 04/10/2018(e)	1,095		1,107
Term Loan NON-EXT
3.75%, 10/10/2014(e)		36,433	25,355
			$34,385		Packaging & Containers - 0.04%
					Consolidated Container Co LLC, Term Loan
Entertainment - 0.76%					B
CCM Merger Inc, Term Loan B					6.25%, 06/15/2019(e)	1,445		1,449
6.00%, 02/01/2017(e)		20,317	20,080
Summit Entertainment LLC, Term Loan B
6.75%, 09/07/2016(e)		7,727	7,698		Pipelines - 0.45%
			$27,778		NGPL PipeCo LLC, Term Loan B
					6.75%, 05/04/2017(e)	16,610		16,378
Food- 0.11%
Pinnacle Foods Finance LLC / Pinnacle Foods
Finance Corp, Term Loan D-NEW					REITS- 0.11%
4.75%, 09/29/2018(e)		4,156	4,135		iStar Financial Inc, Term Loan A1
					5.25%, 06/28/2013(e)	1,042		1,039
					iStar Financial Inc, Term Loan A2
Forest Products & Paper - 0.42%					7.00%, 06/30/2014(e)	2,890		2,884
Exopack LLC, Term Loan B								$3,923
6.50%, 05/06/2017(e)		4,965	4,951
NewPage Corp, DIP Term Loan					Telecommunications - 0.42%
8.00%, 03/08/2013(e)		10,365	10,462		Intelsat Jackson Holdings SA, Term Loan
			$15,413		3.25%, 02/01/2014(e)	10,500		10,332
					Level 3 Financing Inc, Term Loan A-OLD
Healthcare - Products - 0.67%					0.00%, 03/13/2014(e),(h)	650		647
BSN Medical GmbH & Co KG, Term Loan					UPC Financing Partnership, Term Loan AB
B1					4.75%, 12/31/2017(e)	4,420		4,411
0.00%, 07/15/2019(e),(h)		3,325	3,332
								$15,390
Hologic Inc, Term Loan B					TOTAL SENIOR FLOATING RATE INTERESTS			$338,938
0.00%, 04/29/2019(e),(h)		13,000	13,081
Kinetic Concepts Inc, Term Loan B1
7.00%, 04/20/2018(e)		8,084	8,188
			$24,601

See accompanying notes

Schedule of Investments
High Yield Fund
July 31, 2012 (unaudited)

					Portfolio Summary (unaudited)
U.S. GOVERNMENT & GOVERNMENT	Principal				Sector	Percent
AGENCY OBLIGATIONS - 2.11%	Amount (000's)		Value(000	's)	Communications	19 .78%
					Financial	19 .00%
U.S. Treasury - 2.11%					Energy	13 .67%
1.75%, 05/15/2022	$75,000		$76,770		Consumer, Non-cyclical	13 .03%
					Consumer, Cyclical	11 .73%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY					Basic Materials	7.38%
OBLIGATIONS			$76,770		Industrial	5.98%
	Maturity				Utilities	4.20%
REPURCHASE AGREEMENTS - 5.83%	Amount (000's)	Value	(000	's)	Technology	2.77%
					Government	2.48%
Banks - 5.83%					Diversified	0.13%
Investment in Joint Trading Account; Credit	$56,207		$56,207		Liabilities in Excess of Other Assets, Net	(0 .15)%
Suisse Repurchase Agreement; 0.15%					TOTAL NET ASSETS	100.00%
dated 07/31/2012 maturing 08/01/2012
(collateralized by US Government
Securities; $57,330,945; 3.88% - 9.00%;
dated 11/15/18 - 08/15/40)
Investment in Joint Trading Account; Deutsche	58,289		58,289
Bank Repurchase Agreement; 0.18% dated
07/31/2012 maturing 08/01/2012
(collateralized by US Government
Securities; $59,454,314; 0.00% - 8.95%;
dated 08/15/12 - 10/15/37)
Investment in Joint Trading Account; JP	43,717		43,716
Morgan Repurchase Agreement; 0.17%
dated 07/31/2012 maturing 08/01/2012
(collateralized by US Government
Securities; $44,590,735; 0.00% - 10.35%;
dated 08/15/12 - 05/15/42)
Investment in Joint Trading Account; Merrill	54,206		54,205
Lynch Repurchase Agreement; 0.16%
dated 07/31/2012 maturing 08/01/2012
(collateralized by US Government
Securities; $55,289,369; 0.00% - 5.63%;
dated 05/02/13 - 11/23/35)
			$212,417
TOTAL REPURCHASE AGREEMENTS			$212,417
Total Investments			$3,649,212
Liabilities in Excess of Other Assets, Net - (0.15)%				$(5,312)
TOTAL NET ASSETS - 100.00%			$3,643,900

(a) Non-Income Producing Security
(b) Security is Illiquid
(c)			Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $72,949 or 2.00% of net assets.
(d)			Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,039,343 or 28.52% of net assets.
(e)	Variable Rate. Rate shown is in effect at July 31, 2012.
(f)	Security purchased on a when-issued basis.
(g)			Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(h)			This Senior Floating Rate Note will settle after July 31, 2012, at which time the interest rate will be determined.
(i)			All or a portion of the loan is unfunded. See Notes to Financial Statements for additional information.

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2012 (unaudited)

COMMON STOCKS - 0.46%	Shares Held	Value(000	's)	PREFERRED STOCKS (continued)	Shares Held	Value	(000	's)
Agriculture - 0.00%				Packaging & Containers - 0.02%
Eurofresh Inc (a),(b)	43,973	$—		Constar International (a),(b),(c)	977		$220
Automobile Manufacturers - 0.17%				TOTAL PREFERRED STOCKS			$6,045
General Motors Co (a)	54,951	1,083			Principal
General Motors Co - A Warrants (a)	49,953	552		BONDS- 83.87%	Amount (000's)	Value	(000	's)
Motors Liquidation Co GUC Trust (a)	13,793	195		Advertising - 0.25%
		$1,830		inVentiv Health Inc
				10.00%, 08/15/2018(d)	$658		$543
Building Materials - 0.01%				10.00%, 08/15/2018(d)	360		297
US Concrete Inc (a)	21,880	124
				Sitel LLC / Sitel Finance Corp
				11.50%, 04/01/2018	1,495		1,106
Chemicals - 0.02%				11.00%, 08/01/2017(d)	545		534
LyondellBasell Industries NV	3,846	171		Visant Corp
				10.00%, 10/01/2017	260		262
Computers - 0.01%							$2,742
Unisys Corp (a)	6,358	124		Aerospace & Defense - 0.53%
				BE Aerospace Inc
Diversified Financial Services - 0.16%				5.25%, 04/01/2022	1,072		1,125
Capmark Financial Group Inc (b),(c)	10,610,000	132		Esterline Technologies Corp
Capmark Financial Group Inc (a)	69,251	1,652		7.00%, 08/01/2020	750		829
		$1,784		Kratos Defense & Security Solutions Inc
				10.00%, 06/01/2017	490		527
Forest Products & Paper - 0.03%				Spirit Aerosystems Inc
Resolute Forest Products (a)	29,153	268		6.75%, 12/15/2020	952		1,038
				TransDigm Inc
Metal Fabrication & Hardware - 0.01%				7.75%, 12/15/2018	1,000		1,115
Wolverine Tube Inc (a),(b),(c)	8,336	150		Triumph Group Inc
				8.00%, 11/15/2017	532		581
				8.63%, 07/15/2018	460		513
Packaging & Containers - 0.00%							$5,728
Constar International (a),(b),(c)	9,689	5
				Agriculture - 0.05%
				Alliance One International Inc
Retail - 0.01%				10.00%, 07/15/2016	587		596
Neebo Inc (a),(b),(c)	20,064	70		Eurofresh Inc
Neebo Inc - Warrants (a),(b),(c)	7,519	—		15.00%, PIK 15.00%, 11/18/2016(b),(c),(e)	203		—
Neebo Inc - Warrants (a),(b),(c)	3,508	—					$596
Real Mex Restaurants Inc (a),(b),(c)	400,000	23
		$93		Airlines - 1.24%
				American Airlines 2011-1 Class B Pass
Semiconductors - 0.04%				Through Trust
Magnachip Semiconductor Corp (a)	43,520	443		7.00%, 01/31/2018(d)	372		372
				Continental Airlines 2003-ERJ1 Pass Through
Transportation - 0.00%				Trust
General Maritime Corp (a),(b),(c)	974	29		7.88%, 07/02/2018	2,045		2,126
General Maritime Corp - Warrants (a),(b),(c)	1,507	—		Continental Airlines 2004-ERJ1 Pass Through
		$29		Trust
TOTAL COMMON STOCKS		$5,021		9.56%, 09/01/2019	188		199
				Continental Airlines 2005-ERJ1 Pass Through
CONVERTIBLE PREFERRED STOCKS -				Trust
0.12%	Shares Held	Value(000	's)	9.80%, 04/01/2021	425		460
Automobile Manufacturers - 0.12%				Continental Airlines 2006-ERJ1 Pass Through
General Motors Co	38,850	1,300		Trust
				9.32%, 11/01/2019(d)	261		272
TOTAL CONVERTIBLE PREFERRED STOCKS		$1,300		Continental Airlines Inc
PREFERRED STOCKS - 0.56%	Shares Held	Value(000	's)	6.75%, 09/15/2015(d)	1,060		1,102
				Delta Air Lines 2007-1 Class B Pass Through
Agriculture - 0.00%				Trust
Eurofresh Inc (b)	68	—
				8.02%, 08/10/2022	577		590
				Delta Air Lines 2007-1 Class C Pass Through
Banks- 0.49%				Trust
Ally Financial Inc (d)	1,055	948		8.95%, 08/10/2014	165		167
COBANK ACB 11.00%; Series D	60,000	3,328		Delta Air Lines 2012-1 Class A Pass Through
COBANK ACB 7.00% (d)	20,000	1,012		Trust
		$5,288		4.75%, 05/07/2020	400		406
				Delta Air Lines 2012-1 Class B Pass Through
Insurance - 0.05%				Trust
Hartford Financial Services Group Inc	19,400	537		6.88%, 05/07/2019(b),(d)	525		530
				Delta Air Lines Inc
				9.50%, 09/15/2014(d)	812		856

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Airlines (continued)				Banks (continued)
Northwest Airlines 2007-1 Class A Pass				Wachovia Capital Trust III
Through Trust				5.57%, 03/29/2049(f)	$3,349		$3,315
7.03%, 11/01/2019	$2,013	$2,168					$67,466
UAL 2009-2A Pass Through Trust
9.75%, 01/15/2017	909	1,050		Beverages - 0.17%
UAL 2009-2B Pass Through Trust				Constellation Brands Inc
12.00%, 01/15/2016(d)	618	670		6.00%, 05/01/2022	295		326
United Air Lines Inc				7.25%, 05/15/2017	850		981
9.88%, 08/01/2013(d)	2,463	2,549		Cott Beverages Inc
		$13,517		8.13%, 09/01/2018	215		236
				Innovation Ventures LLC / Innovation
Apparel - 0.07%				Ventures Finance Corp
Quiksilver Inc				9.50%, 08/15/2019(d),(g)	330		328
6.88%, 04/15/2015	836	786					$1,871
				Building Materials - 1.80%
Automobile Manufacturers - 0.68%				Building Materials Corp of America
Chrysler Group LLC / CG Co-Issuer Inc				6.75%, 05/01/2021(d)	2,000		2,185
8.00%, 06/15/2019	350	364		Calcipar SA
8.25%, 06/15/2021	3,622	3,772		6.88%, 05/01/2018(d)	600		589
Ford Motor Co				Cemex Espana Luxembourg
8.90%, 01/15/2032	325	418		9.88%, 04/30/2019(d)	1,750		1,623
9.22%, 09/15/2021	500	634		Cemex Finance LLC
9.98%, 02/15/2047	1,560	2,174		9.50%, 12/14/2016(d)	575		571
		$7,362		Cemex SAB de CV
				5.46%, 09/30/2015(d),(f)	1,000		928
Automobile Parts & Equipment - 0.26%				9.00%, 01/11/2018(d)	650		604
Dana Holding Corp				Gibraltar Industries Inc
6.75%, 02/15/2021	93	100		8.00%, 12/01/2015(f)	1,350		1,384
Goodyear Tire & Rubber Co/The				Griffon Corp
7.00%, 05/15/2022	1,995	2,037		7.13%, 04/01/2018	1,000		1,045
Titan International Inc
7.88%, 10/01/2017	650	673		Lafarge SA
				7.13%, 07/15/2036	550		546
		$2,810		Louisiana-Pacific Corp
Banks- 6.20%				7.50%, 06/01/2020(d)	300		323
Ally Financial Inc				Masco Corp
4.63%, 06/26/2015	3,331	3,437		5.95%, 03/15/2022	224		234
5.50%, 02/15/2017	3,628	3,779		6.13%, 10/03/2016	925		994
6.25%, 12/01/2017	3,530	3,817		7.13%, 03/15/2020	48		54
7.50%, 09/15/2020	1,905	2,222		Masonite International Corp
8.00%, 12/31/2018	1,085	1,238		8.25%, 04/15/2021(d)	743		773
8.00%, 03/15/2020	5,245	6,235		Nortek Inc
8.00%, 11/01/2031	7,220	8,646		8.50%, 04/15/2021	500		515
AmSouth Bancorp				Ply Gem Industries Inc
6.75%, 11/01/2025	560	557		8.25%, 02/15/2018	1,050		1,089
Bank of America Corp				Roofing Supply Group LLC / Roofing Supply
5.75%, 08/15/2016	865	918		Finance Inc
6.50%, 08/01/2016	2,205	2,489		10.00%, 06/01/2020(d)	355		381
8.00%, 12/29/2049(f)	808	870		USG Corp
8.13%, 12/29/2049(f)	2,270	2,450		8.38%, 10/15/2018(d)	1,625		1,739
BankAmerica Institutional Capital B				9.75%, 01/15/2018(f)	3,700		3,950
7.70%, 12/31/2026(d)	525	533					$19,527
Barclays Bank PLC
6.05%, 12/04/2017(d)	265	269		Chemicals - 2.20%
10.18%, 06/12/2021(d)	265	316		Celanese US Holdings LLC
CIT Group Inc				6.63%, 10/15/2018	500		548
4.75%, 02/15/2015(d)	1,710	1,779		CF Industries Inc
5.00%, 05/15/2017	4,152	4,339		6.88%, 05/01/2018	800		968
5.38%, 05/15/2020	667	702		Chemtura Corp
5.50%, 02/15/2019 (d)	2,830	2,986		7.88%, 09/01/2018	864		935
6.63%, 04/01/2018(d)	9,005	9,860		Huntsman International LLC
7.00%, 05/02/2017(d)	3,931	3,950		8.63%, 03/15/2020	740		844
NB Capital Trust II				8.63%, 03/15/2021	940		1,081
7.83%, 12/15/2026	200	200		LyondellBasell Industries NV
				5.00%, 04/15/2019	4,745		5,148
Regions Bank/Birmingham AL				5.75%, 04/15/2024	675		764
7.50%, 05/15/2018	700	805
Royal Bank of Scotland NV				6.00%, 11/15/2021	2,700		3,105
1.17%, 03/09/2015(f)	205	179		Momentive Performance Materials Inc
Royal Bank of Scotland PLC/The				9.00%, 01/15/2021	7,085		5,172
9.50%, 03/16/2022(f)	1,465	1,575		12.50%, 06/15/2014	275		287
				10.00%, 10/15/2020(d)	1,900		1,924

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Chemicals (continued)				Commercial Services (continued)
Omnova Solutions Inc				Service Corp International/US
7.88%, 11/01/2018	$700	$711		7.00%, 05/15/2019	$1,000		$1,088
PolyOne Corp				Stewart Enterprises Inc
7.38%, 09/15/2020	2,207	2,411		6.50%, 04/15/2019	240		250
		$23,898		UR Merger Sub Corp
				5.75%, 07/15/2018(d)	700		731
Coal- 0.78%				8.25%, 02/01/2021	1,225		1,329
Alpha Natural Resources Inc				10.88%, 06/15/2016	900		1,013
6.25%, 06/01/2021	925	800		Valassis Communications Inc
Arch Coal Inc				6.63%, 02/01/2021	850		850
7.00%, 06/15/2019	500	436					$42,370
7.25%, 10/01/2020	1,405	1,219
7.25%, 06/15/2021	1,590	1,375		Computers - 0.64%
8.75%, 08/01/2016	165	161		iGate Corp
Consol Energy Inc				9.00%, 05/01/2016	720		763
8.00%, 04/01/2017	800	846		Seagate HDD Cayman
8.25%, 04/01/2020	275	292		6.88%, 05/01/2020	915		987
Peabody Energy Corp				7.00%, 11/01/2021	1,715		1,863
6.00%, 11/15/2018(d)	1,790	1,790		7.75%, 12/15/2018	650		720
6.25%, 11/15/2021(d)	1,050	1,037		Stratus Technologies Bermuda Ltd / Stratus
Penn Virginia Resource Partners LP / Penn				Technologies Inc
Virginia Resource Finance Corp II				12.00%, 03/29/2015(c)	247		223
8.38%, 06/01/2020(d)	536	542		SunGard Data Systems Inc
		$8,498		7.38%, 11/15/2018	905		962
				7.63%, 11/15/2020	1,323		1,421
Commercial Services - 3.90%							$6,939
ACE Cash Express Inc
11.00%, 02/01/2019(d)	1,085	966		Consumer Products - 1.35%
Ashtead Capital Inc				American Achievement Corp
6.50%, 07/15/2022(d)	235	244		10.88%, 04/15/2016(d)	383		335
Avis Budget Car Rental LLC / Avis Budget				Armored Autogroup Inc
Finance Inc				9.25%, 11/01/2018(d)	2,000		1,782
8.25%, 01/15/2019	25	27		Reynolds Group Issuer Inc / Reynolds Group
9.63%, 03/15/2018	1,225	1,355		Issuer LLC / Reynolds Group Issuer
9.75%, 03/15/2020	190	213		(Luxembourg) S.A.
BakerCorp International Inc				6.88%, 02/15/2021(f)	1,875		1,997
8.25%, 06/01/2019(d)	450	450		7.13%, 04/15/2019	700		744
Carriage Services Inc				7.88%, 08/15/2019	4,135		4,559
7.88%, 01/15/2015	800	808		8.50%, 05/15/2018	1,450		1,461
Cenveo Corp				9.00%, 04/15/2019	1,200		1,221
8.88%, 02/01/2018	1,500	1,305		9.88%, 08/15/2019(d)	2,430		2,576
Ceridian Corp							$14,675
8.88%, 07/15/2019(d)	1,990	2,094
12.25%, 11/15/2015	3,064	3,041		Distribution & Wholesale - 0.14%
11.25%, 11/15/2015(f)	2,535	2,484		HD Supply Inc
				8.13%, 04/15/2019(d)	867		945
Deluxe Corp
7.00%, 03/15/2019	575	605		INTCOMEX Inc
7.38%, 06/01/2015	650	661		13.25%, 12/15/2014	520		530
FTI Consulting Inc							$1,475
6.75%, 10/01/2020	750	788		Diversified Financial Services - 4.46%
Garda World Security Corp				Aircastle Ltd
9.75%, 03/15/2017(d)	925	975		9.75%, 08/01/2018	800		908
Harland Clarke Holdings Corp				Capmark Financial Group Inc
6.00%, 05/15/2015(f)	950	741		9.00%, 09/30/2015(f)	578		579
Hertz Corp/The				CNG Holdings Inc/OH
6.75%, 04/15/2019	578	607		9.38%, 05/15/2020(d)	607		636
7.38%, 01/15/2021	180	194		Ford Holdings LLC
7.50%, 10/15/2018	544	587		9.30%, 03/01/2030	4,838		6,489
Iron Mountain Inc				9.38%, 03/01/2020	1,060		1,313
7.75%, 10/01/2019	2,019	2,242		Icahn Enterprises LP / Icahn Enterprises
8.00%, 06/15/2020	500	532		Finance Corp
Knowledge Universe Education LLC				7.75%, 01/15/2016	2,150		2,260
7.75%, 02/01/2015(d)	1,865	1,557		8.00%, 01/15/2018	3,515		3,735
Pharmaceutical Product Development Inc				8.00%, 01/15/2018(d)	3,235		3,437
9.50%, 12/01/2019(d)	700	778		ILFC E-Capital Trust I
RR Donnelley & Sons Co				4.28%, 12/21/2065(d),(f)	2,568		1,772
7.25%, 05/15/2018	8,880	8,791		ILFC E-Capital Trust II
7.63%, 06/15/2020	1,870	1,837		6.25%, 12/21/2065(d),(f)	1,167		875
8.25%, 03/15/2019	2,610	2,629
8.60%, 08/15/2016	555	598

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Diversified Financial Services (continued)				Electric (continued)
International Lease Finance Corp				NRG Energy Inc (continued)
5.65%, 06/01/2014	$2,890	$2,991		7.63%, 05/15/2019	$750		$784
5.88%, 04/01/2019	400	416		7.88%, 05/15/2021	5,979		6,352
6.25%, 05/15/2019	3,120	3,280		8.25%, 09/01/2020	2,030		2,187
6.63%, 11/15/2013	985	1,029		Puget Energy Inc
8.25%, 12/15/2020	3,742	4,388		5.63%, 07/15/2022(d)	462		487
8.62%, 09/15/2015(f)	1,625	1,832		Texas Competitive Electric Holdings Co LLC /
8.63%, 01/15/2022	1,415	1,702		TCEH Finance Inc
8.75%, 03/15/2017(f)	4,180	4,865		10.25%, 11/01/2015(f)	450		141
8.88%, 09/01/2017	1,290	1,509					$42,713
Nationstar Mortgage LLC / Nationstar Capital
Corp				Electrical Components & Equipment - 0.16%
9.63%, 05/01/2019(d)	261	279		Belden Inc
9.63%, 05/01/2019(d)	125	133		7.00%, 03/15/2017	700		725
Neuberger Berman Group LLC/Neuberger				9.25%, 06/15/2019	400		440
Berman Finance Corp				International Wire Group Holdings Inc
				9.75%, 04/15/2015(d)	535		562
5.63%, 03/15/2020(d)	500	524
5.88%, 03/15/2022(d)	500	529					$1,727
Nuveen Investments Inc				Electronics - 0.31%
10.50%, 11/15/2015	260	264		Kemet Corp
Oppenheimer Holdings Inc				10.50%, 05/01/2018	702		705
8.75%, 04/15/2018	525	512		NXP BV / NXP Funding LLC
Rivers Pittsburgh Borrower LP/Rivers				9.75%, 08/01/2018(d)	1,395		1,597
Pittsburgh Finance Corp				Rexel SA
9.50%, 06/15/2019(d)	230	240		6.13%, 12/15/2019(d)	612		626
ROC Finance LLC/ROC Finance 1 Corp				Viasystems Inc
12.13%, 09/01/2018(d)	1,000	1,133		7.88%, 05/01/2019(d)	498		491
SPL Logistics Escrow LLC / SPL Logistics							$3,419
Finance Corp
8.88%, 08/01/2020(d)	140	143		Engineering & Construction - 0.23%
Springleaf Finance Corp				Dycom Investments Inc
5.40%, 12/01/2015	175	151		7.13%, 01/15/2021	175		190
6.90%, 12/15/2017	738	601		New Enterprise Stone & Lime Co Inc
		$48,525		13.00%, PIK 9.00%, 03/15/2018(d),(e)	254		259
				Tutor Perini Corp
Electric - 3.93%				7.63%, 11/01/2018	1,974		2,041
AES Eastern Energy LP							$2,490
0.00%, 01/02/2029(a),(b)	2,000	130
Calpine Corp				Entertainment - 1.57%
7.25%, 10/15/2017(d)	945	1,023		American Casino & Entertainment Properties
7.50%, 02/15/2021(d)	4,020	4,472		LLC / ACEP Finance Corp
7.88%, 07/31/2020(d)	880	992		11.00%, 06/15/2014	405		423
CMS Energy Corp				Cedar Fair LP / Canada's Wonderland Co /
5.05%, 02/15/2018	620	675		Magnum Management Corp
6.55%, 07/17/2017	600	687		9.13%, 08/01/2018	1,795		2,021
Dynegy Holdings LLC				Chukchansi Economic Development
0.00%, 06/01/2015(a)	100	64		Authority
0.00%, 06/01/2019(a)	3,158	2,013		9.75%, 05/30/2020(d)	1,846		1,366
0.00%, 10/15/2026(a)	92	58		Isle of Capri Casinos Inc
Dynegy Roseton LLC / Dynegy Danskammer				7.00%, 03/01/2014	775		776
LLC Pass Through Trust Series B				7.75%, 03/15/2019	455		474
0.00%, 11/08/2016(a),(b),(c)	2,773	1,789		Peninsula Gaming LLC / Peninsula Gaming
Edison Mission Energy				Corp
7.00%, 05/15/2017	5,955	3,246		10.75%, 08/15/2017	823		937
7.20%, 05/15/2019	3,625	1,948		Pinnacle Entertainment Inc
7.63%, 05/15/2027	2,595	1,379		7.75%, 04/01/2022	1,301		1,392
7.75%, 06/15/2016	1,375	756		8.75%, 05/15/2020	500		544
Energy Future Intermediate Holding Co LLC /				Production Resource Group Inc
EFIH Finance Inc				8.88%, 05/01/2019	422		319
10.00%, 12/01/2020	5,000	5,506		Regal Cinemas Corp
GenOn Energy Inc				8.63%, 07/15/2019	750		838
7.88%, 06/15/2017	1,500	1,568		Seminole Indian Tribe of Florida
9.88%, 10/15/2020	1,160	1,270		7.75%, 10/01/2017(d)	1,355		1,480
Homer City Funding LLC				Seneca Gaming Corp
8.14%, 10/01/2019	345	332		8.25%, 12/01/2018(d)	1,000		1,036
Ipalco Enterprises Inc				Shingle Springs Tribal Gaming Authority
5.00%, 05/01/2018	1,170	1,205		9.38%, 06/15/2015(d)	775		589
7.25%, 04/01/2016(d)	1,945	2,169		WMG Acquisition Corp
NRG Energy Inc				9.50%, 06/15/2016	4,165		4,576
7.63%, 01/15/2018	1,390	1,480

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Entertainment (continued)				Healthcare - Services - 3.68%
WMG Acquisition Corp (continued)				Capella Healthcare Inc
9.50%, 06/15/2016(d)	$280	$307		9.25%, 07/01/2017	$253	$268
		$17,078		CHS/Community Health Systems Inc
				7.13%, 07/15/2020	825	864
Environmental Control - 0.05%				8.00%, 11/15/2019	1,535	1,662
Clean Harbors Inc				DaVita Inc
5.25%, 08/01/2020(d)	500	516
				6.38%, 11/01/2018	300	319
				Fresenius Medical Care US Finance II Inc
Food- 0.75%				5.63%, 07/31/2019(d)	894	960
Bumble Bee Acquisition Corp				5.88%, 01/31/2022(d)	1,251	1,337
9.00%, 12/15/2017(d)	562	566		Fresenius Medical Care US Finance Inc
Dean Foods Co				6.50%, 09/15/2018(d)	3,020	3,371
7.00%, 06/01/2016	230	237		HCA Inc
9.75%, 12/15/2018	255	279		5.88%, 03/15/2022	530	570
Dole Food Co Inc				6.38%, 01/15/2015	1,058	1,138
8.00%, 10/01/2016(d)	275	287		6.50%, 02/15/2020	5,410	6,046
Ingles Markets Inc				7.05%, 12/01/2027	465	424
8.88%, 05/15/2017	500	546		7.50%, 02/15/2022	1,655	1,858
JBS USA LLC / JBS USA Finance Inc				7.50%, 12/15/2023	1,285	1,250
7.25%, 06/01/2021(d)	395	375		7.69%, 06/15/2025	1,430	1,391
8.25%, 02/01/2020(d)	393	392		7.88%, 02/15/2020	1,330	1,496
11.63%, 05/01/2014	36	41		8.00%, 10/01/2018	1,200	1,380
Michael Foods Group Inc				8.50%, 04/15/2019	1,593	1,795
9.75%, 07/15/2018	145	160		Health Management Associates Inc
Pilgrim's Pride Corp				6.13%, 04/15/2016	500	537
7.88%, 12/15/2018	500	465		7.38%, 01/15/2020(d)	650	701
Simmons Foods Inc				IASIS Healthcare LLC / IASIS Capital Corp
10.50%, 11/01/2017(d)	577	528		8.38%, 05/15/2019	604	592
Smithfield Foods Inc				MultiPlan Inc
6.63%, 08/15/2022(g)	300	311		9.88%, 09/01/2018(d)	1,350	1,483
7.75%, 07/01/2017	510	566		OnCure Holdings Inc
SUPERVALU Inc				11.75%, 05/15/2017	300	182
8.00%, 05/01/2016	3,908	3,366		Tenet Healthcare Corp
		$8,119		6.25%, 11/01/2018	920	993
				8.00%, 08/01/2020	125	131
Forest Products & Paper - 0.72%				8.88%, 07/01/2019	2,800	3,174
Abitibi Unsecured Notes Claims				9.25%, 02/01/2015(f)	1,285	1,436
0.00%, 04/20/2013(a),(c)	533	1
0.00%, 06/20/2013(a),(c)	780	2		10.00%, 05/01/2018	125	145
				United Surgical Partners International Inc
0.00%, 04/01/2015(a),(c)	2,313	6		9.00%, 04/01/2020(d)	3,065	3,303
0.00%, 04/01/2028(a),(c)	320	1
0.00%, 08/01/2030(a),(c)	85	—		Universal Health Services Inc
				7.13%, 06/30/2016	835	955
Appleton Papers Inc				Vanguard Health Holding Co II
10.50%, 06/15/2015(d)	690	736
				LLC/Vanguard Holding Co II Inc
Boise Paper Holdings LLC / Boise Co-Issuer				7.75%, 02/01/2019	260	270
Co						$40,031
8.00%, 04/01/2020	500	564
Cascades Inc				Holding Companies - Diversified - 0.06%
7.75%, 12/15/2017	395	409		Boart Longyear Management Pty Ltd
7.88%, 01/15/2020	400	412		7.00%, 04/01/2021(d)	650	678
Longview Fibre Paper & Packaging Inc
8.00%, 06/01/2016(d)	300	310
				Home Builders - 1.03%
NewPage Corp				Beazer Homes USA Inc
0.00%, 12/31/2014(a)	3,700	2,497
				9.13%, 05/15/2019	235	229
Resolute Forest Products				DR Horton Inc
10.25%, 10/15/2018	2,351	2,639		5.63%, 01/15/2016	275	295
Sappi Papier Holding GmbH				6.50%, 04/15/2016	39	43
8.38%, 06/15/2019(d)	200	205
				KB Home
		$7,782		5.88%, 01/15/2015	415	421
Hand & Machine Tools - 0.03%				6.25%, 06/15/2015	471	478
Thermadyne Holdings Corp				7.50%, 09/15/2022	240	242
9.00%, 12/15/2017	335	347		9.10%, 09/15/2017	180	195
				Lennar Corp
				4.75%, 12/15/2017(d)	2,120	2,110
Healthcare - Products - 0.21%				5.60%, 05/31/2015	150	158
Biomet Inc				6.95%, 06/01/2018	780	854
6.50%, 08/01/2020(d),(g)	780	803
				12.25%, 06/01/2017	460	604
Hologic Inc				M/I Homes Inc
6.25%, 08/01/2020(d),(g)	1,445	1,528
				8.63%, 11/15/2018	650	692
		$2,331

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Home Builders (continued)				Lodging (continued)
MDC Holdings Inc				Downstream Development Authority of the
5.63%, 02/01/2020	$665	$683		Quapaw Tribe of Oklahoma
Meritage Homes Corp				10.50%, 07/01/2019(d)	$500		$521
7.00%, 04/01/2022(d)	375	390		Mandalay Resort Group
PulteGroup Inc				7.63%, 07/15/2013	700		714
7.63%, 10/15/2017	200	220		MGM Resorts International
Shea Homes LP / Shea Homes Funding Corp				7.50%, 06/01/2016	1,590		1,644
8.63%, 05/15/2019	1,085	1,180		7.63%, 01/15/2017	635		650
Standard Pacific Corp				7.75%, 03/15/2022	4,285		4,296
8.38%, 05/15/2018	790	881		8.63%, 02/01/2019(d)	340		360
8.38%, 01/15/2021	635	713		9.00%, 03/15/2020	1,275		1,420
10.75%, 09/15/2016	720	866		10.00%, 11/01/2016	2,730		3,013
		$11,254		Seminole Hard Rock Entertainment Inc
				2.97%, 03/15/2014(d),(f)	1,250		1,225
Housewares - 0.10%				Wynn Las Vegas LLC / Wynn Las Vegas
American Standard Americas				Capital Corp
10.75%, 01/15/2016(d)	1,225	1,092
				7.75%, 08/15/2020	811		900
							$21,941
Insurance - 0.80%				Machinery - Construction & Mining - 0.19%
American International Group Inc				Terex Corp
8.18%, 05/15/2068	875	997		6.50%, 04/01/2020	950		983
CNO Financial Group Inc
9.00%, 01/15/2018(d)	370	398		8.00%, 11/15/2017	1,075		1,132
Liberty Mutual Group Inc							$2,115
7.80%, 03/15/2037(d)	1,666	1,737		Machinery - Diversified - 0.66%
10.75%, 06/15/2058(d),(f)	2,863	3,965		Case New Holland Inc
USI Holdings Corp				7.88%, 12/01/2017	3,850		4,514
9.75%, 05/15/2015(d)	556	562		Columbus McKinnon Corp/NY
XL Group PLC				7.88%, 02/01/2019	750		795
6.50%, 12/31/2049(f)	1,220	1,058		Liberty Tire Recycling
		$8,717		11.00%, 10/01/2016(d)	600		560
				Manitowoc Co Inc/The
Internet - 0.19%				8.50%, 11/01/2020	1,160		1,264
eAccess Ltd
8.25%, 04/01/2018(d)	924	850					$7,133
Equinix Inc				Media- 6.61%
7.00%, 07/15/2021	465	517		AMC Networks Inc
8.13%, 03/01/2018	680	753		7.75%, 07/15/2021	1,000		1,132
		$2,120		Cablevision Systems Corp
Iron & Steel - 0.39%				7.75%, 04/15/2018	50		54
				8.00%, 04/15/2020	400		443
AK Steel Corp				8.63%, 09/15/2017	797		911
8.38%, 04/01/2022	600	507
APERAM				CCO Holdings LLC / CCO Holdings Capital
7.75%, 04/01/2018(d)	1,050	866		Corp
ArcelorMittal				6.50%, 04/30/2021	2,776		3,005
6.25%, 02/25/2022	265	265		6.63%, 01/31/2022	317		345
				7.00%, 01/15/2019	447		491
Commercial Metals Co				7.25%, 10/30/2017	505		555
7.35%, 08/15/2018	500	521
Steel Dynamics Inc				7.88%, 04/30/2018	210		229
				8.13%, 04/30/2020	3,320		3,751
7.63%, 03/15/2020	500	539		Cengage Learning Acquisitions Inc
United States Steel Corp				12.00%, 06/30/2019(d)	537		460
7.38%, 04/01/2020	1,025	1,010		11.50%, 04/15/2020(d)	970		1,011
7.50%, 03/15/2022	570	554		Cequel Communications Holdings I LLC /
		$4,262		Cequel Capital Corp
Leisure Products & Services - 0.03%				8.63%, 11/15/2017(d)	3,242		3,493
Sabre Inc				Clear Channel Communications Inc
8.50%, 05/15/2019(d)	340	354		5.50%, 09/15/2014	1,770		1,465
				9.00%, 03/01/2021	800		668
				10.75%, 08/01/2016	2,645		1,534
Lodging - 2.02%				Clear Channel Worldwide Holdings Inc
Boyd Gaming Corp				7.63%, 03/15/2020(d)	1,605		1,536
7.13%, 02/01/2016	665	642		7.63%, 03/15/2020(d)	150		141
CityCenter Holdings LLC / CityCenter				9.25%, 12/15/2017	875		941
Finance Corp				9.25%, 12/15/2017	895		967
7.63%, 01/15/2016	1,110	1,170		CSC Holdings LLC
7.63%, 01/15/2016(d)	1,640	1,724
				6.75%, 11/15/2021(d)	2,990		3,259
10.75%, PIK 11.50%, 01/15/2017(e)	3,476	3,662
				7.63%, 07/15/2018	2,910		3,295
				7.88%, 02/15/2018	200		228

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Media (continued)				Miscellaneous Manufacturing - 0.38%
Cumulus Media Holdings Inc				American Railcar Industries Inc
7.75%, 05/01/2019	$2,060	$1,998		7.50%, 03/01/2014	$140		$142
DISH DBS Corp				Eastman Kodak Co
4.63%, 07/15/2017(d)	920	934		0.00%, 03/01/2018(a),(d)	721		573
5.88%, 07/15/2022(d)	7,287	7,506		JB Poindexter & Co Inc
6.75%, 06/01/2021	4,025	4,403		9.00%, 04/01/2022(d)	1,299		1,296
7.75%, 05/31/2015	850	951		JM Huber Corp
7.88%, 09/01/2019	625	727		9.88%, 11/01/2019(d)	610		673
Gannett Co Inc				SPX Corp
7.13%, 09/01/2018	4,060	4,486		6.88%, 09/01/2017	475		525
9.38%, 11/15/2017	1,260	1,421		Trimas Corp
Harron Communications LP/Harron Finance				9.75%, 12/15/2017	808		901
Corp							$4,110
9.13%, 04/01/2020(d)	340	364
McClatchy Co/The				Mortgage Backed Securities - 0.49%
11.50%, 02/15/2017	500	530		Banc of America Large Loan Inc
				2.00%, 11/15/2015(d),(f)	5,571		5,320
Media General Inc
11.75%, 02/15/2017	1,250	1,413
Mediacom LLC / Mediacom Capital Corp				Oil & Gas - 8.83%
7.25%, 02/15/2022	300	312		Alta Mesa Holdings LP / Alta Mesa Finance
9.13%, 08/15/2019	1,073	1,186		Services Corp
Nexstar Broadcasting Inc				9.63%, 10/15/2018	575		576
7.00%, 01/15/2014	753	747		ATP Oil & Gas Corp/United States
Nexstar Broadcasting Inc / Mission				11.88%, 05/01/2015	731		281
Broadcasting Inc				Bill Barrett Corp
8.88%, 04/15/2017	200	212		7.00%, 10/15/2022	525		516
Sinclair Television Group Inc				7.63%, 10/01/2019	725		752
8.38%, 10/15/2018	650	708		9.88%, 07/15/2016	500		553
Sirius XM Radio Inc				Bluewater Holding BV
8.75%, 04/01/2015(d)	1,030	1,169		3.46%, 07/17/2014(d),(f)	400		344
Unitymedia Hessen GmbH & Co KG /				Calumet Specialty Products Partners
Unitymedia NRW GmbH				LP/Calumet Finance Corp
8.13%, 12/01/2017(d)	1,350	1,465		9.38%, 05/01/2019	166		172
Univision Communications Inc				9.63%, 08/01/2020(d)	469		495
6.88%, 05/15/2019(d)	2,450	2,548		Chesapeake Energy Corp
7.88%, 11/01/2020(d)	2,000	2,155		6.13%, 02/15/2021	5,450		5,327
8.50%, 05/15/2021(d)	3,023	3,053		6.50%, 08/15/2017	1,125		1,128
Videotron Ltee				6.63%, 08/15/2020	2,385		2,373
5.00%, 07/15/2022	340	355		6.88%, 08/15/2018	745		747
XM Satellite Radio Inc				Chesapeake Oilfield Operating LLC /
7.63%, 11/01/2018(d)	2,690	2,919		Chesapeake Oilfield Finance Inc
13.00%, 08/01/2013(d)	390	433		6.63%, 11/15/2019(d)	575		523
		$71,909		Cimarex Energy Co
				5.88%, 05/01/2022	2,607		2,777
Metal Fabrication & Hardware - 0.02%				Citgo Petroleum Corp
Wolverine Tube Inc				11.50%, 07/01/2017(d)	825		936
6.00%, PIK 6.00%, 06/28/2014(b),(c),(e)	187	177
				Comstock Resources Inc
				7.75%, 04/01/2019	300		290
Mining - 1.76%				8.38%, 10/15/2017	1,200		1,200
FMG Resources August 2006 Pty Ltd				9.50%, 06/15/2020	501		525
6.00%, 04/01/2017(d)	3,713	3,704		Concho Resources Inc
6.38%, 02/01/2016(d)	1,290	1,297		6.50%, 01/15/2022	565		605
6.88%, 02/01/2018(d)	1,033	1,043		7.00%, 01/15/2021	975		1,070
6.88%, 04/01/2022(d)	1,588	1,584		Continental Resources Inc/OK
7.00%, 11/01/2015(d)	4,320	4,428		7.38%, 10/01/2020	875		989
Kaiser Aluminum Corp				Denbury Resources Inc
8.25%, 06/01/2020(d)	256	266		8.25%, 02/15/2020	3,715		4,179
New Gold Inc				Energy XXI Gulf Coast Inc
7.00%, 04/15/2020(d)	150	156		7.75%, 06/15/2019	450		473
Noranda Aluminum Acquisition Corp				9.25%, 12/15/2017	850		941
4.73%, 05/15/2015(f)	1,849	1,765		EP Energy LLC / EP Energy Finance Inc
Novelis Inc/GA				6.88%, 05/01/2019(d)	330		352
8.75%, 12/15/2020	2,000	2,220		9.38%, 05/01/2020(d)	6,344		6,828
Thompson Creek Metals Co Inc				EXCO Resources Inc
7.38%, 06/01/2018	700	546		7.50%, 09/15/2018	3,585		3,244
Vulcan Materials Co				Forest Oil Corp
7.50%, 06/15/2021	1,967	2,176		7.25%, 06/15/2019	1,140		1,100
		$19,185		Hilcorp Energy I LP / Hilcorp Finance Co
				7.63%, 04/15/2021(d)	806		879

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Oil & Gas (continued)				Oil & Gas Services - 0.39%
Hilcorp Energy I LP / Hilcorp Finance Co				Cie Generale de Geophysique - Veritas
(continued)				9.50%, 05/15/2016	$306		$334
8.00%, 02/15/2020(d)	$1,150	$1,268		Key Energy Services Inc
Laredo Petroleum Inc				6.75%, 03/01/2021	1,000		1,003
7.38%, 05/01/2022(d)	495	522		Oil States International Inc
Linn Energy LLC / Linn Energy Finance				6.50%, 06/01/2019	1,200		1,263
Corp				Petroleum Geo-Services ASA
6.25%, 11/01/2019(d)	2,500	2,475		7.38%, 12/15/2018(d)	475		494
7.75%, 02/01/2021	2,250	2,374		Pioneer Energy Services Corp
8.63%, 04/15/2020	3,065	3,326		9.88%, 03/15/2018	500		537
MEG Energy Corp				Trinidad Drilling Ltd
6.38%, 01/30/2023(d)	477	488		7.88%, 01/15/2019(d)	525		560
Newfield Exploration Co							$4,191
5.63%, 07/01/2024	1,529	1,630
5.75%, 01/30/2022	2,635	2,846		Packaging & Containers - 1.89%
6.88%, 02/01/2020	500	548		Ardagh Packaging Finance PLC
				7.38%, 10/15/2017(d)	1,050		1,126
7.13%, 05/15/2018	300	319		9.13%, 10/15/2020(d)	150		158
NFR Energy LLC/NFR Energy Finance Corp
9.75%, 02/15/2017(d)	1,400	1,176		Ardagh Packaging Finance PLC / Ardagh MP
9.75%, 02/15/2017(d)	850	714		Holdings USA Inc
				9.13%, 10/15/2020(d)	750		781
Ocean Rig UDW Inc				9.13%, 10/15/2020(d)	400		419
9.50%, 04/27/2016	600	579
OGX Austria GmbH				Ball Corp
8.38%, 04/01/2022(d)	337	281		5.75%, 05/15/2021	390		423
PBF Holding Co LLC / PBF Finance Corp				Berry Plastics Corp
8.25%, 02/15/2020(d)	1,668	1,739		8.25%, 11/15/2015	315		333
Pioneer Natural Resources Co				9.50%, 05/15/2018	3,996		4,366
5.88%, 07/15/2016	1,465	1,657		9.75%, 01/15/2021	8,540		9,565
Plains Exploration & Production Co				Constar International
				11.00%, PIK 9.83%, 12/31/2017(b),(e)	746		746
6.63%, 05/01/2021	1,360	1,442
6.75%, 02/01/2022	1,570	1,680		Crown Americas LLC / Crown Americas
7.63%, 06/01/2018	1,665	1,782		Capital Corp II
8.63%, 10/15/2019	2,030	2,284		7.63%, 05/15/2017	685		743
Precision Drilling Corp				Owens-Brockway Glass Container Inc
6.50%, 12/15/2021	435	452		7.38%, 05/15/2016	1,685		1,900
6.63%, 11/15/2020	740	771					$20,560
QEP Resources Inc				Pharmaceuticals - 1.07%
5.38%, 10/01/2022	450	462		Elan Finance PLC / Elan Finance Corp
6.88%, 03/01/2021	1,375	1,554		8.75%, 10/15/2016	800		870
Range Resources Corp				8.75%, 10/15/2016	750		816
5.00%, 08/15/2022	965	994		Endo Health Solutions Inc
5.75%, 06/01/2021	2,740	2,912		7.00%, 07/15/2019	1,865		2,061
6.75%, 08/01/2020	85	94		7.25%, 01/15/2022	150		166
8.00%, 05/15/2019	185	205		Mylan Inc/PA
Samson Investment Co				7.63%, 07/15/2017(d)	660		736
9.75%, 02/15/2020(d)	1,525	1,582		7.88%, 07/15/2020(d)	1,285		1,462
SandRidge Energy Inc				Valeant Pharmaceuticals International
8.00%, 06/01/2018(d)	2,510	2,610		6.50%, 07/15/2016(d)	1,380		1,463
Seadrill Ltd				6.75%, 10/01/2017(d)	1,940		2,066
6.50%, 10/05/2015	700	705		6.88%, 12/01/2018(d)	750		792
SM Energy Co				7.00%, 10/01/2020(d)	750		774
6.50%, 11/15/2021	1,070	1,107		7.25%, 07/15/2022(d)	375		387
6.50%, 01/01/2023(d)	250	255					$11,593
6.63%, 02/15/2019	1,433	1,483
Swift Energy Co				Pipelines - 2.74%
7.13%, 06/01/2017	750	767		Chesapeake Midstream Partners LP / CHKM
7.88%, 03/01/2022	365	372		Finance Corp
8.88%, 01/15/2020	392	419		5.88%, 04/15/2021	135		135
Unit Corp				6.13%, 07/15/2022	2,973		2,995
6.63%, 05/15/2021(d)	660	655		El Paso LLC
Vanguard Natural Resources LLC/VNR				7.00%, 06/15/2017	285		327
Finance Corp				7.25%, 06/01/2018	2,395		2,762
7.88%, 04/01/2020	315	316		7.75%, 01/15/2032	775		908
W&T Offshore Inc				7.80%, 08/01/2031	2,370		2,755
8.50%, 06/15/2019	1,429	1,500		Energy Transfer Equity LP
WPX Energy Inc				7.50%, 10/15/2020	2,875		3,285
5.25%, 01/15/2017	3,261	3,342		Genesis Energy LP / Genesis Energy Finance
6.00%, 01/15/2022	4,043	4,124		Corp
		$95,986		7.88%, 12/15/2018	625		656

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Pipelines (continued)				Retail (continued)
Holly Energy Partners LP/Holly Energy				CKE Restaurants Inc
Finance Corp				11.38%, 07/15/2018	$755		$867
6.50%, 03/01/2020(d)	$325	$340		Claire's Stores Inc
8.25%, 03/15/2018(c)	500	532		8.88%, 03/15/2019	2,822		2,378
Kinder Morgan Finance Co LLC				9.00%, 03/15/2019(d)	1,050		1,089
6.00%, 01/15/2018(d)	1,750	1,858		Dollar General Corp
Kinder Morgan Finance Co ULC				4.13%, 07/15/2017	263		273
5.70%, 01/05/2016	1,875	1,995		Ferrellgas LP / Ferrellgas Finance Corp
MarkWest Energy Partners LP / MarkWest				9.13%, 10/01/2017	2,200		2,354
Energy Finance Corp				Gymboree Corp
6.25%, 06/15/2022	540	566		9.13%, 12/01/2018	500		467
6.75%, 11/01/2020	865	921		Inergy LP / Inergy Finance Corp
8.75%, 04/15/2018	2,685	2,859		6.88%, 08/01/2021	330		339
NGPL PipeCo LLC				7.00%, 10/01/2018	2,575		2,659
9.63%, 06/01/2019(d)	270	294		McJunkin Red Man Corp
Regency Energy Partners LP / Regency Energy				9.50%, 12/15/2016	245		265
Finance Corp				Neebo Inc
6.50%, 07/15/2021	1,250	1,331		15.00%, 06/30/2016(b),(c),(d)	299		284
6.88%, 12/01/2018	2,380	2,547		New Albertsons Inc
Targa Resources Partners LP / Targa				7.45%, 08/01/2029	87		50
Resources Partners Finance Corp				Pantry Inc/The
6.38%, 08/01/2022(d)	400	410		8.38%, 08/01/2020(d),(g)	550		559
6.88%, 02/01/2021	625	659		PC Merger Sub Inc
7.88%, 10/15/2018	486	530		8.88%, 08/01/2020(d)	2,007		2,078
8.25%, 07/01/2016	1,035	1,079		QVC Inc
		$29,744		5.13%, 07/02/2022(d)	200		208
				Real Mex Restaurants Inc
Real Estate - 0.79%				19.00%, 03/21/2016(b),(c)	299		299
CBRE Services Inc				11.00%, 03/21/2016(b),(c)	185		185
6.63%, 10/15/2020	1,035	1,111		Rite Aid Corp
First Industrial LP				8.00%, 08/15/2020	2,243		2,526
6.42%, 06/01/2014	1,000	1,046		9.25%, 03/15/2020	600		606
Kennedy-Wilson Inc				9.50%, 06/15/2017	5,000		5,119
8.75%, 04/01/2019	705	740		10.25%, 10/15/2019	740		834
Realogy Corp				Ruby Tuesday Inc
7.63%, 01/15/2020(d)	1,305	1,401
				7.63%, 05/15/2020(d)	599		538
Toys R Us Property Co I LLC				Sears Holdings Corp
10.75%, 07/15/2017	3,870	4,277		6.63%, 10/15/2018	5,557		4,980
		$8,575		Toys R US - Delaware Inc
REITS- 0.72%				7.38%, 09/01/2016(d)	2,100		2,103
CNL Lifestyle Properties Inc				Toys R Us Property Co II LLC
7.25%, 04/15/2019	550	506		8.50%, 12/01/2017	3,925		4,239
DuPont Fabros Technology LP							$44,012
8.50%, 12/15/2017	500	551		Semiconductors - 0.47%
Felcor Lodging LP				Advanced Micro Devices Inc
6.75%, 06/01/2019	425	449		7.75%, 08/01/2020	1,175		1,231
Host Hotels & Resorts LP				Amkor Technology Inc
5.88%, 06/15/2019	2,230	2,447		6.63%, 06/01/2021	500		496
6.00%, 10/01/2021	250	281		7.38%, 05/01/2018	815		841
MPT Operating Partnership LP / MPT Finance				Freescale Semiconductor Inc
Corp				8.05%, 02/01/2020	540		520
6.38%, 02/15/2022	650	673		9.25%, 04/15/2018(d)	1,880		2,012
Omega Healthcare Investors Inc							$5,100
6.75%, 10/15/2022	2,685	2,967
		$7,874		Shipbuilding - 0.01%
				OSX 3 Leasing BV
Retail - 4.05%				9.25%, 03/20/2015(d)	100		102
99 Cents Only Stores
11.00%, 12/15/2019(d)	640	700
AmeriGas Finance LLC/AmeriGas Finance				Software - 1.15%
Corp				Fidelity National Information Services Inc
6.75%, 05/20/2020	2,955	3,125		7.63%, 07/15/2017	1,510		1,669
7.00%, 05/20/2022	2,365	2,513		7.63%, 07/15/2017(d)	465		511
AmeriGas Partners LP/AmeriGas Finance				7.88%, 07/15/2020	610		688
Corp				First Data Corp
6.25%, 08/20/2019	1,125	1,159		7.38%, 06/15/2019(d)	1,300		1,357
Asbury Automotive Group Inc				8.25%, 01/15/2021(d)	726		724
8.38%, 11/15/2020	392	428		9.88%, 09/24/2015	85		86
AutoNation Inc				12.63%, 01/15/2021	1,518		1,533
5.50%, 02/01/2020	750	788		11.25%, 03/31/2016	3,925		3,739

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Software (continued)				Telecommunications (continued)
Infor US Inc				Qwest Communications International Inc
9.38%, 04/01/2019(d)	$650	$696		7.13%, 04/01/2018	$3,030		$3,223
Sophia LP / Sophia Finance Inc				8.00%, 10/01/2015	460		484
9.75%, 01/15/2019(d)	1,390	1,508		Qwest Corp
		$12,511		6.75%, 12/01/2021	890		1,038
				6.88%, 09/15/2033	3,426		3,452
Telecommunications - 10.13%				SBA Telecommunications Inc
Avaya Inc				5.75%, 07/15/2020(d)	872		918
7.00%, 04/01/2019(d)	480	433
				Sprint Capital Corp
9.75%, 11/01/2015	1,050	819		6.88%, 11/15/2028	3,800		3,401
Brightstar Corp				8.75%, 03/15/2032	3,890		3,871
9.50%, 12/01/2016(d)	955	1,003
				Sprint Nextel Corp
CenturyLink Inc				6.00%, 12/01/2016	6,075		6,151
6.45%, 06/15/2021	985	1,087		7.00%, 03/01/2020(d)	1,605		1,749
Cincinnati Bell Inc				9.00%, 11/15/2018(d)	4,902		5,723
8.25%, 10/15/2017	1,000	1,057		11.50%, 11/15/2021(d)	374		449
8.38%, 10/15/2020	461	481		Syniverse Holdings Inc
Citizens Communications Co				9.13%, 01/15/2019	1,800		1,966
7.13%, 03/15/2019	1,375	1,420		Telesat Canada / Telesat LLC
Clearwire Communications LLC/Clearwire				6.00%, 05/15/2017(d)	900		931
Finance Inc				UPCB Finance III Ltd
12.00%, 12/01/2015(d)	1,469	1,388
				6.63%, 07/01/2020(d)	1,550		1,608
Cricket Communications Inc				Vimpel Communications Via VIP Finance
7.75%, 05/15/2016	1,478	1,567		Ireland Ltd OJSC
7.75%, 10/15/2020	750	716		7.75%, 02/02/2021(d)	900		895
10.00%, 07/15/2015	682	713		VimpelCom Holdings BV
Crown Castle International Corp				4.46%, 06/29/2014(d),(f)	500		498
9.00%, 01/15/2015	500	545		6.25%, 03/01/2017(d)	200		199
Frontier Communications Corp				7.50%, 03/01/2022(d)	750		731
8.25%, 05/01/2014	2	2		Virgin Media Finance PLC
8.25%, 04/15/2017	1,105	1,210		5.25%, 02/15/2022	265		274
8.50%, 04/15/2020	2,275	2,462		8.38%, 10/15/2019	815		922
8.75%, 04/15/2022	270	289		Wind Acquisition Finance SA
9.00%, 08/15/2031	3,720	3,664		7.25%, 02/15/2018(d)	2,960		2,620
9.25%, 07/01/2021	1,670	1,837		7.25%, 02/15/2018(d)	2,070		1,842
Goodman Networks Inc				11.75%, 07/15/2017(d)	1,750		1,452
12.13%, 07/01/2018(d)	750	791
				Wind Acquisition Holdings Finance SA
Integra Telecom Holdings Inc				12.25%, PIK 12.25%, 07/15/2017(d),(e)	714		450
10.75%, 04/15/2016(d)	1,665	1,665
				Windstream Corp
Intelsat Jackson Holdings SA				7.50%, 06/01/2022	1,295		1,353
7.25%, 10/15/2020	1,200	1,281		7.75%, 10/15/2020	2,130		2,268
7.25%, 10/15/2020(d)	770	818
				7.75%, 10/01/2021	1,865		1,996
7.50%, 04/01/2021	400	428		7.88%, 11/01/2017	2,150		2,362
Intelsat Luxembourg SA				8.13%, 08/01/2013	1,170		1,236
11.50%, PIK 12.50%, 02/04/2017(d),(e)	1,925	2,002
				8.13%, 09/01/2018	375		400
11.50%, 02/04/2017	5,350	5,564					$110,199
iPCS Inc
2.59%, 05/01/2013(f)	550	546		Transportation - 0.54%
Level 3 Communications Inc				ACL I Corp
8.88%, 06/01/2019(d),(g)	745	758		10.63%, PIK 11.38%, 02/15/2016(e)	763		759
11.88%, 02/01/2019	500	556		CEVA Group PLC
Level 3 Financing Inc				8.38%, 12/01/2017(d)	1,070		1,046
8.13%, 07/01/2019	4,315	4,542		Commercial Barge Line Co
8.63%, 07/15/2020	1,655	1,775		12.50%, 07/15/2017	694		782
8.75%, 02/15/2017	1,005	1,049		Kansas City Southern de Mexico SA de CV
9.38%, 04/01/2019	1,100	1,205		6.13%, 06/15/2021	487		543
10.00%, 02/01/2018	620	677		6.63%, 12/15/2020	269		303
MetroPCS Wireless Inc				Navios Maritime Acquisition Corp / Navios
6.63%, 11/15/2020	2,052	2,073		Acquisition Finance US Inc
7.88%, 09/01/2018	555	588		8.63%, 11/01/2017	165		155
Nextel Communications Inc				Navios Maritime Holdings Inc / Navios
7.38%, 08/01/2015	2,250	2,267		Maritime Finance US Inc
NII Capital Corp				8.88%, 11/01/2017	788		796
7.63%, 04/01/2021	345	264		8.88%, 11/01/2017(d)	75		75
8.88%, 12/15/2019	1,445	1,149		Navios South American Logistics Inc / Navios
Nokia OYJ				Logistics Finance US Inc
5.38%, 05/15/2019	331	257		9.25%, 04/15/2019	350		320
PAETEC Holding Corp				PHI Inc
8.88%, 06/30/2017	3,455	3,740		8.63%, 10/15/2018	500		516
9.88%, 12/01/2018	930	1,049

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2012 (unaudited)

	Principal			SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000's)	Value(000	's)	(continued)	Amount (000's)	Value	(000	's)
Transportation (continued)				Chemicals (continued)
Ultrapetrol Bahamas Ltd				Momentive Performance Materials Inc, Term
9.00%, 11/24/2014	$663	$567		Loan EXT
		$5,862		3.75%, 05/05/2015(f)	$164		$156
TOTAL BONDS		$912,014		Norit NV, Term Loan
	Principal			7.50%, 07/08/2017(f)	273		273
CONVERTIBLE BONDS - 0.05%	Amount (000's)	Value(000	's)	PL Propylene LLC, Term Loan B
				7.00%, 03/27/2017(f)	280		281
Building Materials - 0.01%				PolyOne Corp, Term Loan B
US Concrete Inc				5.00%, 12/20/2017(f)	344		345
9.50%, 08/31/2015(d)	100	105		5.00%, 12/20/2017(f)	4		4
							$1,449
Diversified Financial Services - 0.03%				Coal- 0.28%
Somerset Cayuga Holding Co Inc				Arch Coal Inc, Term Loan
20.00%, PIK 20.00%, 06/15/2017(b),(d),(e)	277	277
				5.75%, 05/14/2018(f)	2,479		2,430
				5.75%, 05/14/2018(f)	586		575
Retail - 0.01%
Real Mex Restaurants Inc				Commercial Services - 0.87%
1.12%, 03/21/2018(b)	154	154
				BakerCorp International Inc, Term Loan B
				4.75%, 05/27/2018(f)	298		296
TOTAL CONVERTIBLE BONDS		$536		Cenveo Corp, Term Loan B-NEW
SENIOR FLOATING RATE INTERESTS -	Principal			6.63%, 12/21/2016(f)	674		672
10.71%	Amount (000's)	Value(000	's)	Ceridian Corp, Term Loan B-EXT
				0.00%, 05/31/2017(f),(h)	364		359
Advertising - 0.35%
inVentiv Health Inc, Term Loan B				Emergency Medical Services Corp, Term Loan
6.50%, 08/04/2016(f)	$525	$489		B
				5.25%, 05/25/2018(f)	2,243		2,241
RH Donnelley Inc, Term Loan D3-EXIT
9.00%, 10/24/2014(f)	573	265		Harland Clarke Holdings Corp, Term Loan B-
9.00%, 10/24/2014(f)	475	220		NONEXT
9.00%, 10/24/2014(f)	193	90		2.75%, 06/30/2014(f)	737		662
Vertis Inc Term Loan				2.75%, 06/30/2014(f)	280		252
0.00%, , 12/31/2015(a),(f)	1,359	428		2.75%, 06/30/2014(f)	218		196
Visant Corp, Term Loan				2.75%, 06/30/2014(f)	263		237
5.25%, 12/22/2016(f)	2,449	2,371		2.96%, 06/30/2014(f)	258		232
		$3,863		Monitronics International Inc, Term Loan B
				5.50%, 03/16/2018(f)	1,301		1,305
Aerospace & Defense - 0.08%				Pharmaceutical Product Development Inc,
Ducommun Inc, Term Loan B				Term Loan
5.50%, 06/30/2017(f)	842	842		6.25%, 11/18/2018(f)	2,935		2,968
							$9,420
Airlines - 0.04%				Computers - 0.03%
Delta Air Lines Inc, Term Loan				CDW LLC, Term Loan B-EXT
4.25%, 03/05/2016(f)	473	466		4.00%, 07/15/2017(f)	305		296
Automobile Manufacturers - 0.58%				Diversified Financial Services - 0.60%
Chrysler Group LLC, Term Loan B				Ocwen Financial Corp, Term Loan B
6.00%, 05/30/2017(f)	3,219	3,267		7.00%, 09/01/2016(f)	1,439		1,447
6.00%, 05/30/2017(f)	2,470	2,507		Springleaf Financial Funding Co, Term Loan
Wabash National Corp, Term Loan B				NEW
6.00%, 05/04/2019(f)	512	507		5.50%, 05/28/2017(f)	5,320		5,078
		$6,281					$6,525
Automobile Parts & Equipment - 0.40%				Electric - 0.73%
Goodyear Tire & Rubber Co/The, Term Loan				Calpine Corp, Term Loan B
4.75%, 04/12/2019(f)	2,955	2,921		4.50%, 04/01/2018(f)	2,125		2,134
Remy International Inc, Term Loan B				Equipower Resources Holdings LLC, Term
6.25%, 12/17/2016(f)	1,442	1,438		Loan
		$4,359		6.50%, 12/29/2018(f)	320		319
Building Materials - 0.01%				Texas Competitive Electric Holdings Co LLC,
Roofing Supply Group LLC, Term Loan B				Term Loan EXT
				4.75%, 10/10/2017(f)	4,239		2,691
6.50%, 05/24/2019(f)	57	58
6.50%, 05/24/2019(f)	66	66		Texas Competitive Electric Holdings Co LLC,
6.50%, 05/24/2019(f)	2	1		Term Loan NON-EXT
				3.75%, 10/10/2014(f)	3,389		2,359
				TPF Generation Holdings LLC, Term Loan
Chemicals - 0.13%				4.71%, 12/15/2014(f)	411		400
AZ Chem US Inc, Term Loan B							$7,903
7.25%, 12/06/2017(f)	384	385
7.25%, 12/06/2017(f)	5	5

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2012 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Electrical Components & Equipment - 0.02%			Internet - 0.04%
WireCo WorldGroup Inc, Term Loan			Zayo Group LLC, Term Loan B
0.00%, 02/28/2017(f),(h)	$175	$175	7.13%, 06/15/2019(f)	$390	$394
Electronics - 0.01%			Lodging - 0.67%
Sensus USA Inc, Term Loan			Caesars Entertainment Operating Co Inc, Term
8.50%, 05/11/2018(f)	150	149	Loan B2
			3.25%, 01/28/2015(f)	873	795
			Caesars Entertainment Operating Co Inc, Term
Entertainment - 0.13%			Loan B5
CCM Merger Inc, Term Loan B			4.50%, 01/28/2018(f)	3,581	3,026
6.00%, 02/01/2017(f)	521	515
Mohegan Tribal Gaming Authority, Term			Caesars Entertainment Operating Co Inc, Term
			Loan B6
Loan			5.50%, 01/28/2018(f)	2,057	1,807
9.00%, 03/31/2016(f)	925	926
			Station Casinos LLC, Term Loan B2
		$1,441	0.00%, 07/17/2016(f),(h)	1,835	1,642
Environmental Control - 0.01%					$7,270
WCA Waste Corp, Term Loan B
5.50%, 03/23/2018(f)	115	114	Machinery - Diversified - 0.08%
			Edwards Cayman Islands II Ltd, Term Loan
			5.50%, 05/31/2016(f)	368	366
Food- 0.12%			Intelligrated Inc, Term Loan
Dole Food Co Inc, Term Loan B2			0.00%, 07/18/2019(f),(h)	525	517
5.00%, 07/08/2018(f)	54	54			$883
5.00%, 07/08/2018(f)	54	54
5.00%, 07/08/2018(f)	54	54	Media- 1.63%
5.00%, 07/08/2018(f)	54	54	Barrington Broadcasting Group LLC, Term
5.00%, 07/08/2018(f)	54	54	Loan B
			7.50%, 12/19/2017(f)	601	604
5.00%, 07/08/2018(f)	54	54
6.00%, 07/08/2018(f)	13	12	Bresnan Broadband Holdings LLC, Term Loan
Dole Food Co Inc, Term Loan C2			B
			4.50%, 12/06/2016(f)	90	90
5.00%, 07/08/2018(f)	54	54
5.00%, 07/08/2018(f)	48	48	Cengage Learning Acquisitions Inc, Term
5.00%, 07/08/2018(f)	81	81	Loan EXT
			0.00%, 07/05/2017(f),(h)	300	258
5.00%, 07/08/2018(f)	81	81
			5.75%, 07/05/2017(f)	1,866	1,603
5.00%, 07/08/2018(f)	81	81
5.00%, 07/08/2018(f)	81	81	Charter Communications Operating LLC,
5.00%, 07/08/2018(f)	81	81	Term Loan D
			4.00%, 04/04/2019(f)	2,267	2,263
5.00%, 07/08/2018(f)	81	80
6.00%, 07/08/2018(f)	14	14	Clear Channel Communications Inc, Term
High Liner Foods Inc, Term Loan			Loan A
			3.65%, 07/30/2014(f)	1,160	1,040
7.00%, 12/19/2017(f)	328	327
7.00%, 12/19/2017(f)	5	5	Clear Channel Communications Inc, Term
		$1,269	Loan B
			3.90%, 01/29/2016(f)	3,386	2,562
Healthcare - Products - 0.10%			Entercom Radio LLC, Term Loan B
Hologic Inc, Term Loan B			6.25%, 11/23/2018(f)	400	400
0.00%, 04/29/2019(f),(h)	1,088	1,095	6.25%, 11/23/2018(f)	77	77
			Hubbard Broadcasting Inc, Term Loan B
			5.25%, 04/11/2017(f)	474	474
Healthcare - Services - 0.34%			Kabel Deutschland Vertrieb und Service
HCA Inc, Term Loan B2
0.00%, 03/31/2017(f),(h)	956	941	GmbH, Term Loan F
			4.25%, 01/30/2019(f)	288	287
United Surgical Partners International Inc,			MTL Publishing LLC, Term Loan B
Term Loan			5.50%, 03/01/2018(f)	356	358
0.00%, 03/19/2019(f),(h)	1,770	1,775
			5.50%, 03/01/2018(f)	94	94
United Surgical Partners International Inc,			Newport Television LLC, Term Loan B
Term Loan B-EXT			9.00%, 09/14/2016(f)	2,186	2,187
0.00%, 04/19/2017(f),(h)	281	278
			9.00%, 09/14/2016(f)	604	605
US Renal Care Inc, Term Loan B
6.25%, 07/03/2019(f)	249	251	Radio One Inc, Term Loan B
			7.50%, 03/25/2016(f)	1,278	1,259
7.25%, 07/03/2019(f)	1	1
			TL Acquisitions Inc, Term Loan
Vanguard Health Holding Co II LLC, Term			2.50%, 07/03/2014(f)	634	577
Loan B
5.00%, 01/29/2016(f)	494	492	Univision Communications Inc, Term Loan
			EXT
		$3,738	0.00%, 03/31/2017(f),(h)	1,119	1,071
Insurance - 0.01%			4.50%, 03/31/2017(f)	1,850	1,770
USI Holdings Corp, Term Loan			WideOpenWest Finance LLC, Term Loan
7.00%, 05/04/2014(f)	156	155	6.25%, 07/12/2018(f)	175	173
					$17,752

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2012 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Mining - 0.03%			Software - 0.50%
Noranda Aluminum Acquisition Corp, Term			First Data Corp, Term Loan B1-OLD
Loan B			3.00%, 09/24/2014(f)	$333	$323
5.75%, 02/24/2019(f)	$356	$356	First Data Corp, Term Loan B3-OLD
			3.00%, 09/24/2014(f)	1,053	1,021
			First Data Corp, Term Loan EXT-NEW
Miscellaneous Manufacturing - 0.08%			5.25%, 03/30/2017(f)	1,786	1,727
Trinseo Materials Operating SCA, Term Loan			Misys PLC, Term Loan B
B			7.25%, 12/02/2018(f)	550	541
6.00%, 08/02/2017(f)	882	817
6.75%, 08/02/2017(f)	100	92	Sophia LP, Term Loan B
			6.25%, 06/16/2018(f)	1,815	1,829
					$5,441
Oil & Gas - 0.38%
Chesapeake Energy Corp, Term Loan			Telecommunications - 0.59%
8.50%, 12/01/2017(f)	2,318	2,311	Crown Castle Operating Co, Term Loan B
			0.00%, 01/25/2019(f),(h)	371	370
8.50%, 12/01/2017(f)	1,250	1,247
MEG Energy Corp, Term Loan B-NEW			Level 3 Financing Inc, Term Loan A-OLD
			0.00%, 03/13/2014(f),(h)	1,196	1,191
4.00%, 03/18/2018(f)	594	594
			2.50%, 03/13/2014(f)	500	498
		$4,152	2.71%, 03/13/2014(f)	1,250	1,245
Pharmaceuticals - 0.07%			5.75%, 03/13/2014(f)	1,500	1,494
Aptalis Pharma Inc, Delay-Draw Term Loan			Level 3 Financing Inc, Term Loan B3
B-DD			5.75%, 10/31/2018(f)	1,016	1,018
5.50%, 02/10/2017(f)	700	687	5.75%, 10/31/2018(f)	435	435
5.50%, 02/10/2017(f)	75	74	RCN Cable, Term Loan B
			6.50%, 08/26/2016(f)	120	120
Pipelines - 0.11%					$6,371
NGPL PipeCo LLC, Term Loan B			TOTAL SENIOR FLOATING RATE INTERESTS		$116,491
6.75%, 05/04/2017(f)	1,170	1,154		Maturity
			REPURCHASE AGREEMENTS - 3.64%	Amount (000's)	Value(000	's)
Real Estate - 0.42%			Banks- 3.64%
Realogy Corp, SYNTH LOC EXT			Investment in Joint Trading Account; Credit	$10,485	$10,485
4.50%, 10/10/2016(f)	72	68	Suisse Repurchase Agreement; 0.15%
Realogy Corp, SYNTH LOC NONEXT			dated 07/31/2012 maturing 08/01/2012
3.25%, 10/10/2013(f)	4	4	(collateralized by US Government
Realogy Corp, Term Loan B-EXT			Securities; $10,694,788; 3.88% - 9.00%;
4.50%, 10/10/2016(f)	921	873	dated 11/15/18 - 08/15/40)
4.50%, 10/10/2016(f)	3,825	3,624	Investment in Joint Trading Account; Deutsche	10,873	10,873
		$4,569	Bank Repurchase Agreement; 0.18% dated
			07/31/2012 maturing 08/01/2012
REITS- 0.09%			(collateralized by US Government
iStar Financial Inc, Term Loan A1			Securities; $11,090,890; 0.00% - 8.95%;
5.00%, 06/28/2013(f)	685	684	dated 08/15/12 - 10/15/37)
5.00%, 06/28/2013(f)	353	352	Investment in Joint Trading Account; JP	8,155	8,155
			Morgan Repurchase Agreement; 0.17%
Retail - 1.04%			dated 07/31/2012 maturing 08/01/2012
Claire's Stores Inc, Term Loan B			(collateralized by US Government
3.00%, 05/27/2014(f)	2,709	2,585	Securities; $8,318,167; 0.00% - 10.35%;
3.20%, 05/27/2014(f)	1,166	1,113	dated 08/15/12 - 05/15/42)
Gymboree Corp, Term Loan			Investment in Joint Trading Account; Merrill	10,112	10,112
5.00%, 02/23/2018(f)	2,828	2,713	Lynch Repurchase Agreement; 0.16%
5.00%, 02/23/2018(f)	380	365	dated 07/31/2012 maturing 08/01/2012
J Crew Group Inc, Term Loan B			(collateralized by US Government
4.75%, 03/07/2018(f)	578	571	Securities; $10,313,941; 0.00% - 5.63%;
4.75%, 03/07/2018(f)	599	592	dated 05/02/13 - 11/23/35)
4.75%, 03/07/2018(f)	1,202	1,187			$39,625
Party City Holdings Inc, Term Loan			TOTAL REPURCHASE AGREEMENTS		$39,625
0.00%, 07/23/2019(f),(h)	1,344	1,346	Total Investments		$1,081,032
Rite Aid Corp, Term Loan 5			Other Assets in Excess of Liabilities, Net - 0.59%		$6,436
4.50%, 02/28/2018(f)	399	392	TOTAL NET ASSETS - 100.00%		$1,087,468
Wendy's International Inc, Term Loan B
4.75%, 04/03/2019(f)	425	426
		$11,290	(a) Non-Income Producing Security
			(b) Market value is determined in accordance with procedures established in
Semiconductors - 0.14%			good faith by the Board of Directors. At the end of the period, the value of
Freescale Semiconductor Inc, Term Loan B1			these securities totaled $5,200 or 0.48% of net assets.
4.50%, 11/29/2013(f)	1,159	1,087	(c) Security is Illiquid
NXP BV, Term Loan A2
5.50%, 03/04/2017(f)	397	396
		$1,483

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2012 (unaudited)

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $257,422 or 23.67% of net assets.
(e)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(f)	Variable Rate. Rate shown is in effect at July 31, 2012.
(g)	Security purchased on a when-issued basis.
(h)	This Senior Floating Rate Note will settle after July 31, 2012, at which time the interest rate will be determined.

Portfolio Summary (unaudited)

Sector	Percent
Communications	19 .79%
Financial	18 .46%
Consumer, Cyclical	14 .36%
Energy	13 .51%
Consumer, Non-cyclical	12 .68%
Industrial	7.14%
Basic Materials	5.28%
Utilities	4.66%
Technology	2.98%
Mortgage Securities	0.49%
Diversified	0.06%
Other Assets in Excess of Liabilities, Net	0.59%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Income Fund
July 31, 2012 (unaudited)

COMMON STOCKS - 0.05%	Shares Held		Value(000	's)		Principal
Diversified Financial Services - 0.00%					BONDS (continued)	Amount (000's)	Value	(000	's)
Adelphia Recovery Trust (a),(b),(c)		658,740	$7		Beverages - 1.28%
					Anheuser-Busch InBev Worldwide Inc
Pipelines - 0.05%					2.50%, 7/15/2022	$9,000		$9,175
Energy Maintenance Services LLC (a),(b),(c)	13,299,000		997		7.75%, 1/15/2019	10,000		13,435
					Innovation Ventures LLC / Innovation
					Ventures Finance Corp
Transportation - 0.00%					9.50%, 8/15/2019(d),(f)	5,750		5,721
Trailer Bridge Inc (a),(c)		7,120	—					$28,331
TOTAL COMMON STOCKS			$1,004		Biotechnology - 1.58%
					Amgen Inc
	Principal				3.63%, 5/15/2022	4,500		4,797
BONDS- 66.85%	Amount (000's)		Value(000	's)	3.88%, 11/15/2021	13,000		14,202
Aerospace & Defense - 0.82%					Gilead Sciences Inc
Lockheed Martin Corp					4.40%, 12/1/2021	14,000		15,905
3.35%, 9/15/2021		$2,000	$2,111					$34,904
5.50%, 11/15/2039		8,000	9,844
5.72%, 6/1/2040		3,795	4,817		Chemicals - 0.53%
Lockheed Martin Tactical Systems Inc					Airgas Inc
7.63%, 6/15/2025		1,000	1,395		4.50%, 9/15/2014	5,000		5,353
			$18,167		7.13%, 10/1/2018	6,000		6,479
								$11,832
Automobile Manufacturers - 0.33%
New Flyer Industries Canada ULC					Commercial Services - 1.79%
14.00%, 8/19/2020(b),(c),(d)	CAD	7,000	7,329		Ceridian Corp
					11.25%, 11/15/2015(e)	20,000		19,600
					ERAC USA Finance LLC
Automobile Parts & Equipment - 0.71%					4.50%, 8/16/2021(d)	6,000		6,514
Accuride Corp					6.38%, 10/15/2017(d)	4,000		4,703
9.50%, 8/1/2018		$15,500	15,636		7.00%, 10/15/2037(d)	7,000		8,851
								$39,668
Banks- 8.83%					Diversified Financial Services - 4.08%
Bank of America Corp					American Honda Finance Corp
5.42%, 3/15/2017		5,000	5,258		3.80%, 9/20/2021(d)	10,000		10,961
8.00%, 12/29/2049(e)		4,000	4,310		DVI Inc
8.13%, 12/29/2049(e)		10,000	10,791		0.00%, 2/1/2004(a),(b)	8,125		1,456
Citigroup Inc					0.00%, 2/1/2004(a),(b)	400		72
3.95%, 6/15/2016		3,000	3,126		Ford Motor Credit Co LLC
4.50%, 1/14/2022		4,000	4,207		3.98%, 6/15/2016(d)	20,000		20,641
5.85%, 8/2/2016		12,000	13,209		General Electric Capital Corp
Goldman Sachs Group Inc/The					4.65%, 10/17/2021	9,000		10,287
3.63%, 2/7/2016		5,000	5,117		5.30%, 2/11/2021	2,000		2,292
5.25%, 7/27/2021		10,000	10,526		International Lease Finance Corp
5.35%, 1/15/2016		2,000	2,156		8.63%, 1/15/2022	3,000		3,609
ING Bank NV					8.75%, 3/15/2017(e)	13,000		15,129
3.75%, 3/7/2017(d)		5,000	5,163		Jefferies Group Inc
4.00%, 3/15/2016(d)		7,000	7,261		5.13%, 4/13/2018	5,000		4,900
5.00%, 6/9/2021(d)		9,000	9,673		6.25%, 1/15/2036	9,000		8,730
JP Morgan Chase & Co					8.50%, 7/15/2019	4,000		4,410
5.13%, 9/15/2014		12,000	12,885		Merrill Lynch & Co Inc
7.90%, 4/29/2049(e)		5,000	5,518		5.00%, 1/15/2015	3,000		3,144
Lloyds TSB Bank PLC					6.50%, 7/15/2018	2,000		2,254
4.20%, 3/28/2017		6,000	6,258		6.75%, 6/1/2028	2,000		2,280
Morgan Stanley					QHP Royalty Sub LLC
3.80%, 4/29/2016		4,000	3,962		10.25%, 3/15/2015(b),(d)	303		305
4.75%, 4/1/2014		5,000	5,115					$90,470
5.50%, 7/28/2021		5,000	5,053
6.25%, 8/9/2026		7,000	7,006		Electric - 7.07%
PNC Financial Services Group Inc					Dominion Resources Inc/VA
6.75%, 8/1/2049(e)		18,000	19,500		5.00%, 3/15/2013	10,000		10,269
US Bancorp					Exelon Generation Co LLC
1.65%, 5/15/2017		9,000	9,186		6.20%, 10/1/2017	9,000		10,556
3.00%, 3/15/2022		2,000	2,095		6.25%, 10/1/2039	3,000		3,494
4.13%, 5/24/2021		3,000	3,416		GenOn Americas Generation LLC
US Bank NA/Cincinnati OH					8.50%, 10/1/2021	9,500		9,880
4.95%, 10/30/2014		6,000	6,530		GenOn Energy Inc
Wells Fargo & Co					9.88%, 10/15/2020	6,500		7,118
4.63%, 4/15/2014		11,000	11,543		LG&E and KU Energy LLC
7.98%, 3/29/2049(e)		15,000	16,800		3.75%, 11/15/2020	5,000		5,202
			$195,664		4.38%, 10/1/2021	5,000		5,467

See accompanying notes

Schedule of Investments
Income Fund
July 31, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Electric (continued)					Insurance - 2.54%
Metropolitan Edison Co					Aspen Insurance Holdings Ltd
4.95%, 3/15/2013		$7,000	$7,159		6.00%, 8/15/2014	$2,500		$2,660
Nisource Finance Corp					6.00%, 12/15/2020	4,500		4,820
3.85%, 2/15/2023		2,000	2,051		Berkshire Hathaway Inc
5.25%, 9/15/2017		2,000	2,267		3.75%, 8/15/2021	5,000		5,532
5.40%, 7/15/2014		5,000	5,386		Farmers Insurance Exchange
6.13%, 3/1/2022		5,000	6,047		6.00%, 8/1/2014(d)	6,000		6,374
6.15%, 3/1/2013		5,000	5,159		Fidelity National Financial Inc
Ohio Edison Co					6.60%, 5/15/2017	12,000		13,128
5.45%, 5/1/2015		5,000	5,488		Prudential Financial Inc
6.88%, 7/15/2036		6,000	7,895		4.50%, 11/16/2021	2,000		2,184
Oncor Electric Delivery Co LLC					5.38%, 6/21/2020	2,000		2,280
7.00%, 9/1/2022		17,000	21,211		7.38%, 6/15/2019	4,000		4,969
PacifiCorp					8.88%, 6/15/2049(e)	12,000		14,344
4.95%, 8/15/2014		5,000	5,416					$56,291
5.25%, 6/15/2035		5,000	6,215
6.25%, 10/15/2037		2,000	2,823		Iron & Steel - 1.51%
PPL Energy Supply LLC					Allegheny Technologies Inc
4.60%, 12/15/2021		6,000	6,332		5.95%, 1/15/2021	16,000		17,926
6.50%, 5/1/2018		3,000	3,482		ArcelorMittal
Southwestern Electric Power Co					5.50%, 3/1/2021	16,000		15,458
3.55%, 2/15/2022		7,000	7,293					$33,384
5.38%, 4/15/2015		6,500	7,058		Leisure Products & Services - 1.17%
Tucson Electric Power Co					Royal Caribbean Cruises Ltd
5.15%, 11/15/2021		3,000	3,304		6.88%, 12/1/2013	6,000		6,315
			$156,572		7.25%, 3/15/2018	5,000		5,512
Entertainment - 0.77%					Seven Seas Cruises S de RL LLC
Gateway Casinos & Entertainment Ltd					9.13%, 5/15/2019	13,500		14,074
8.88%, 11/15/2017(d)	CAD	2,500	2,593					$25,901
Peninsula Gaming LLC / Peninsula Gaming					Lodging - 1.35%
Corp					Boyd Gaming Corp
10.75%, 8/15/2017		$12,750	14,519		9.13%, 12/1/2018	17,000		17,510
			$17,112		MGM Resorts International
Environmental Control - 1.00%					13.00%, 11/15/2013	10,000		11,375
Republic Services Inc					11.13%, 11/15/2017	1,000		1,118
3.55%, 6/1/2022		6,000	6,310					$30,003
3.80%, 5/15/2018		2,000	2,173		Media- 2.62%
5.00%, 3/1/2020		12,000	13,756		Comcast Corp
			$22,239		3.13%, 7/15/2022	2,000		2,093
Food- 0.30%					5.15%, 3/1/2020	2,000		2,391
Ingredion Inc					6.45%, 3/15/2037	7,000		9,118
4.63%, 11/1/2020		6,000	6,620		6.95%, 8/15/2037	3,000		4,120
					Historic TW Inc
					9.15%, 2/1/2023	5,260		7,485
Forest Products & Paper - 0.57%					News America Inc
Plum Creek Timberlands LP					4.50%, 2/15/2021	5,000		5,731
4.70%, 3/15/2021		12,000	12,660		6.40%, 12/15/2035	8,000		10,008
					Time Warner Cable Inc
Gas- 0.84%					4.00%, 9/1/2021	2,000		2,203
Sempra Energy					4.13%, 2/15/2021	2,000		2,205
2.30%, 4/1/2017		9,000	9,345		5.00%, 2/1/2020	2,000		2,315
6.00%, 2/1/2013		9,000	9,239		6.55%, 5/1/2037	6,000		7,644
			$18,584		7.30%, 7/1/2038	2,000		2,729
								$58,042
Healthcare - Services - 1.98%
Alliance HealthCare Services Inc					Mining - 0.80%
8.00%, 12/1/2016		22,000	16,610		Xstrata Canada Corp
HCA Inc					6.00%, 10/15/2015	12,000		13,346
7.50%, 2/15/2022		3,000	3,367		Xstrata Finance Canada Ltd
					4.95%, 11/15/2021(d)	4,000		4,263
7.50%, 11/6/2033		1,700	1,632
HealthSouth Corp								$17,609
7.25%, 10/1/2018		2,000	2,168		Oil & Gas - 5.16%
7.75%, 9/15/2022		6,000	6,525		BG Energy Capital PLC
MultiPlan Inc					2.88%, 10/15/2016(d)	2,000		2,118
9.88%, 9/1/2018(d)		6,000	6,592		4.00%, 10/15/2021(d)	11,500		12,671
Tenet Healthcare Corp					Bill Barrett Corp
10.00%, 5/1/2018		6,000	6,960		7.63%, 10/1/2019	5,500		5,706
			$43,854

See accompanying notes

Schedule of Investments
Income Fund
July 31, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Oil & Gas (continued)				REITS (continued)
BP Capital Markets PLC				BioMed Realty LP
3.25%, 5/6/2022	$4,000	$4,307		3.85%, 4/15/2016	$6,000		$6,251
4.75%, 3/10/2019	14,000	16,239		4.25%, 7/15/2022	8,000		8,303
Nabors Industries Inc				6.13%, 4/15/2020	8,000		9,237
5.00%, 9/15/2020	14,000	15,296		CubeSmart LP
Petrobras International Finance Co - Pifco				4.80%, 7/15/2022	9,000		9,507
5.38%, 1/27/2021	3,000	3,356		Duke Realty LP
Petro-Canada				4.38%, 6/15/2022	4,000		4,190
4.00%, 7/15/2013	3,000	3,093		8.25%, 8/15/2019	13,000		16,504
9.25%, 10/15/2021	8,500	12,174		HCP Inc
Phillips 66				3.75%, 2/1/2019	5,000		5,227
4.30%, 4/1/2022(d)	9,000	9,848		5.38%, 2/1/2021	3,000		3,484
Rowan Cos Inc				6.00%, 3/1/2015	1,750		1,885
4.88%, 6/1/2022	6,000	6,249		7.07%, 6/8/2015	2,250		2,509
5.00%, 9/1/2017	14,000	15,174		Health Care REIT Inc
XTO Energy Inc				4.95%, 1/15/2021	3,000		3,281
6.75%, 8/1/2037	5,000	8,038		6.00%, 11/15/2013	8,000		8,464
		$114,269		6.13%, 4/15/2020	2,000		2,331
				6.20%, 6/1/2016	3,000		3,391
Oil & Gas Services - 1.11%				Healthcare Realty Trust Inc
Schlumberger Investment SA				5.13%, 4/1/2014	2,000		2,089
3.30%, 9/14/2021(d)	6,000	6,516
				5.75%, 1/15/2021	2,000		2,168
Weatherford International Ltd/Bermuda				6.50%, 1/17/2017	12,500		14,036
4.50%, 4/15/2022	2,750	2,877		Kimco Realty Corp
5.13%, 9/15/2020	14,000	15,285		6.88%, 10/1/2019	12,000		14,681
		$24,678		Nationwide Health Properties Inc
Packaging & Containers - 0.79%				6.00%, 5/20/2015	12,000		13,372
Sealed Air Corp				Shurgard Storage Centers LLC
5.63%, 7/15/2013(d)	4,000	4,150		5.88%, 3/15/2013	9,000		9,275
6.88%, 7/15/2033(d)	6,000	5,790		Simon Property Group LP
7.88%, 6/15/2017	7,000	7,560		4.38%, 3/1/2021	3,000		3,361
		$17,500		10.35%, 4/1/2019	9,000		12,892
				Ventas Realty LP / Ventas Capital Corp
Pharmaceuticals - 0.39%				4.00%, 4/30/2019	3,000		3,197
Elan Finance PLC / Elan Finance Corp				4.25%, 3/1/2022	1,000		1,076
8.75%, 10/15/2016	3,000	3,263					$183,434
8.75%, 10/15/2016	5,000	5,437
		$8,700		Retail - 1.29%
				Neiman Marcus Group Inc/The
Pipelines - 2.48%				10.38%, 10/15/2015	13,000		13,455
DCP Midstream Operating LP				Sonic Automotive Inc
4.95%, 4/1/2022	6,750	7,071		7.00%, 7/15/2022(d)	200		210
El Paso Natural Gas Co				9.00%, 3/15/2018	13,750		14,936
7.50%, 11/15/2026	10,000	12,424					$28,601
Enterprise Products Operating LLC
6.38%, 2/1/2013	2,500	2,564		Savings & Loans - 0.65%
Express Pipeline LP				First Niagara Financial Group Inc
7.39%, 12/31/2017(d)	6,128	6,719		6.75%, 3/19/2020	3,500		4,047
Southern Natural Gas Co LLC				7.25%, 12/15/2021	9,000		10,325
8.00%, 3/1/2032	4,000	5,568					$14,372
Tennessee Gas Pipeline Co LLC				Telecommunications - 1.77%
8.38%, 6/15/2032	2,000	2,759		Corning Inc
TransCanada PipeLines Ltd				4.25%, 8/15/2020	10,000		11,236
6.10%, 6/1/2040	5,000	7,030		4.75%, 3/15/2042	4,000		4,392
7.25%, 8/15/2038	7,000	10,705		5.90%, 3/15/2014	1,367		1,462
		$54,840		Qwest Corp
Real Estate - 0.94%				6.75%, 12/1/2021	19,000		22,163
WEA Finance LLC							$39,253
4.63%, 5/10/2021(d)	6,000	6,487
				Transportation - 0.51%
WEA Finance LLC / WT Finance Aust Pty				Trailer Bridge Inc
Ltd				0.00%, 3/31/2017(a),(c)	9,454		9,454
6.75%, 9/2/2019(d)	12,000	14,310
				6.52%, 3/30/2023	768		905
		$20,797		7.07%, 9/30/2022(c)	709		818
REITS- 8.28%							$11,177
Alexandria Real Estate Equities Inc
4.60%, 4/1/2022	13,500	14,001
Arden Realty LP
5.25%, 3/1/2015	8,000	8,722

See accompanying notes

Schedule of Investments
Income Fund
July 31, 2012 (unaudited)

	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)
Trucking & Leasing - 1.01%				Federal National Mortgage Association (FNMA) (continued)
Penske Truck Leasing Co Lp / PTL Finance				3.00%, 6/1/2042	$15,934		$16,592
Corp				3.50%, 12/1/2040	13,257		14,078
3.75%, 5/11/2017(d)	$22,000	$22,310		3.50%, 1/1/2041	11,084		11,771
				3.50%, 1/1/2041	13,300		14,124
TOTAL BONDS		$1,480,803		3.50%, 12/1/2041	12,968		13,772
	Principal			3.50%, 1/1/2042	12,628		13,556
CONVERTIBLE BONDS - 0.33%	Amount (000's)	Value(000	's)	3.50%, 3/1/2042	13,763		14,617
				4.00%, 3/1/2039	11,235		12,055
Pharmaceuticals - 0.33%				4.00%, 8/1/2040	10,878		11,675
Omnicare Inc				4.00%, 9/1/2040	16,844		18,436
3.25%, 12/15/2035	7,682	7,384		4.00%, 11/1/2040	11,407		12,243
				4.00%, 11/1/2040	6,703		7,194
TOTAL CONVERTIBLE BONDS		$7,384		4.00%, 10/1/2041	13,284		14,262
SENIOR FLOATING RATE INTERESTS -	Principal			4.00%, 10/1/2041	13,711		14,720
1.45%	Amount (000's)	Value (000's)		4.50%, 6/1/2039	8,320		9,000
Entertainment - 0.22%				4.50%, 8/1/2039	6,156		6,837
CCM Merger Inc, Term Loan B				4.50%, 5/1/2040	10,221		11,255
6.00%, 2/1/2017(e)	$5,011	$4,953		5.00%, 1/1/2018	1,065		1,157
				5.00%, 10/1/2032	1,303		1,427
				5.00%, 8/1/2035	11,379		12,428
Lodging - 0.93%				5.00%, 4/1/2039	5,115		5,673
Station GVR Acquisition LLC, Term Loan				5.00%, 12/1/2039	5,128		5,588
6.26%, 5/27/2016(e)	6,129	6,124		5.00%, 4/1/2040	9,521		10,580
10.00%, 5/27/2017(e)	14,500	14,355		5.00%, 6/1/2040	8,080		8,979
		$20,479		5.50%, 3/1/2033	781		863
Transportation - 0.30%				5.50%, 2/1/2035	8,214		9,122
Trailer Bridge Inc, Term Loan				6.00%, 4/1/2032	303		341
10.00%, 4/2/2016(c),(e)	6,750	6,750		6.50%, 9/1/2028	58		68
				6.50%, 11/1/2028	65		75
TOTAL SENIOR FLOATING RATE INTERESTS		$32,182		6.50%, 5/1/2031	58		66
				6.50%, 4/1/2032	526		608
U.S. GOVERNMENT & GOVERNMENT	Principal			6.50%, 5/1/2032	535		619
AGENCY OBLIGATIONS - 25.30%	Amount (000's)	Value(000	's)	7.00%, 1/1/2030	5		6
Federal Home Loan Mortgage Corporation (FHLMC) - 7.77%				7.45%, 6/1/2016	16		16
							$321,121
3.00%, 4/1/2042	$14,833	$15,402
3.50%, 10/1/2041	14,619	15,495		Government National Mortgage Association (GNMA) - 0.06%

3.50%, 4/1/2042	14,784	15,669		6.00%, 5/20/2032(e)	1,017		1,158
3.50%, 4/1/2042	14,867	15,758
4.00%, 4/1/2039	12,310	13,586		7.00%, 6/20/2031	158		192
4.50%, 8/1/2033	2,884	3,108					$1,350
4.50%, 8/1/2033	4,389	4,730		U.S. Treasury - 2.97%
4.50%, 8/1/2033	6,212	6,695		0.88%, 2/28/2017	5,000		5,078
4.50%, 5/1/2039	11,208	12,055		1.38%, 11/30/2018	5,000		5,158
4.50%, 6/1/2039	6,877	7,616		1.75%, 5/31/2016	10,000		10,506
4.50%, 7/1/2039	15,920	17,621		1.75%, 5/15/2022	5,000		5,118
5.00%, 8/1/2035	3,244	3,560		2.00%, 11/15/2021	10,000		10,516
5.00%, 11/1/2035	5,186	5,636		2.63%, 11/15/2020	6,000		6,671
5.00%, 10/1/2038	10,067	10,817		3.63%, 2/15/2020	15,000		17,798
5.50%, 11/1/2017	1,178	1,279		3.75%, 8/15/2041	4,000		4,996
5.50%, 1/1/2018	348	378					$65,841
5.50%, 5/1/2031	502	551
5.50%, 6/1/2035	4,446	4,883		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS			$560,296
5.50%, 1/1/2036	5,747	6,367			Maturity
5.50%, 4/1/2036	5,142	5,716		REPURCHASE AGREEMENTS - 5.94%	Amount (000's)	Value	(000	's)
6.00%, 3/1/2031	103	115
6.00%, 5/1/2032	654	733		Banks- 5.94%
6.00%, 6/1/2038	2,499	2,779		Investment in Joint Trading Account; Credit	$34,812		$34,812
6.50%, 1/1/2029	155	184		Suisse Repurchase Agreement; 0.15%
6.50%, 5/1/2029	300	353		dated 7/31/2012 maturing 8/1/2012
6.50%, 6/1/2029	368	433		(collateralized by US Government
6.50%, 6/1/2029	137	161		Securities; $35,508,522; 3.88% - 9.00%;
6.50%, 8/1/2029	82	95		dated 11/15/18 - 08/15/40)
7.00%, 1/1/2032	177	209		Investment in Joint Trading Account; Deutsche	36,102		36,102
		$171,984		Bank Repurchase Agreement; 0.18% dated
				7/31/2012 maturing 8/1/2012
Federal National Mortgage Association (FNMA) - 14.50%				(collateralized by US Government
3.00%, 3/1/2042	14,744	15,352		Securities; $36,823,651; 0.00% - 8.95%;
3.00%, 3/1/2042	14,809	15,420		dated 08/15/12 - 10/15/37)
3.00%, 6/1/2042	15,890	16,546

See accompanying notes

Schedule of Investments Income Fund July 31, 2012 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value(000	's)
Banks (continued)
Investment in Joint Trading Account; JP	$27,076	$27,076
Morgan Repurchase Agreement; 0.17%
dated 7/31/2012 maturing 8/1/2012
(collateralized by US Government
Securities; $27,617,738; 0.00% - 10.35%;
dated 08/15/12 - 05/15/42)
Investment in Joint Trading Account; Merrill	33,573	33,573
Lynch Repurchase Agreement; 0.16%
dated 7/31/2012 maturing 8/1/2012
(collateralized by US Government
Securities; $34,244,050; 0.00% - 5.63%;
dated 05/02/13 - 11/23/35)
		$131,563
TOTAL REPURCHASE AGREEMENTS		$131,563
Total Investments		$2,213,232
Other Assets in Excess of Liabilities, Net - 0.08%		$1,747
TOTAL NET ASSETS - 100.00%		$2,214,979

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $25,355 or 1.14% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $198,073 or 8.94% of net assets.
(e)	Variable Rate. Rate shown is in effect at July 31, 2012.
(f)	Security purchased on a when-issued basis.

Portfolio Summary (unaudited)

Sector	Percent
Financial	31 .26%
Mortgage Securities	22 .33%
Energy	8.80%
Utilities	7.91%
Consumer, Non-cyclical	7.65%
Consumer, Cyclical	6.77%
Industrial	4.43%
Communications	4.39%
Basic Materials	3.41%
Government	2.97%
Other Assets in Excess of Liabilities, Net	0.08%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Inflation Protection Fund
July 31, 2012 (unaudited)

	Principal				Principal
BONDS- 1.83%	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)
Banks- 0.01%				Mortgage Backed Securities (continued)
HSBC USA Capital Trust I				Indymac Index Mortgage Loan Trust
7.81%, 12/15/2026(a)	$100	$101		0.43%, 02/25/2037(b)		$1,460	$1,244
				JP Morgan Alternative Loan Trust
				0.40%, 03/25/2037(b)		1,264	731
Home Equity Asset Backed Securities - 0.02%				Merrill Lynch / Countrywide Commercial
First NLC Trust
0.55%, 09/25/2035(b)	25	25		Mortgage Trust
				0.20%, 07/12/2046(a),(b)		15,645	190
New Century Home Equity Loan Trust
0.54%, 03/25/2035(b)	55	51		Merrill Lynch Alternative Note Asset Trust
				0.46%, 04/25/2037(b)		3,619	1,516
Option One Mortgage Loan Trust
0.70%, 03/25/2037(b),(c)	2,000	53		Morgan Stanley Capital I Inc
				0.85%, 12/20/2046(a),(b)		200	—
1.25%, 02/25/2035(b),(c)	23	2
				WaMu Mortgage Pass Through Certificates
		$131		0.47%, 08/25/2046(b)		260	29
Mortgage Backed Securities - 1.28%				0.62%, 01/25/2045(b)		117	94
Bear Stearns Alt-A Trust				Washington Mutual Alternative Mortgage
0.42%, 04/25/2037(b)	843	333		Pass-Through Certificates
Bear Stearns Commercial Mortgage				0.53%, 06/25/2046(b)		13	—
Securities							$10,189
7.00%, 05/20/2030	16	16
Chase Mortgage Finance Corp				Other Asset Backed Securities - 0.12%
3.09%, 07/25/2037(b),(c)	248	231		Ameriquest Mortgage Securities Inc
				0.56%, 04/25/2034(b)		266	203
Citigroup/Deutsche Bank Commercial
Mortgage Trust				Argent 0.37%, Securities 04/25/2036 Inc (b)		36	11
0.39%, 12/11/2049(a),(b)	6,707	87
0.48%, 10/15/2048(b)	25,849	157		Carrington Mortgage Loan Trust
				0.48%, 12/25/2035(b)		2	2
Countrywide Alternative Loan Trust
0.46%, 05/25/2047(b)	2,941	823		Countrywide Asset-Backed Certificates
				0.50%, 03/25/2036(b)		741	431
0.51%, 07/25/2046(b)	1,165	507
				0.62%, 02/25/2036(b)		16	15
0.53%, 06/25/2036(b)	12	—
				0.75%, 02/25/2037(b),(c)		3,000	25
0.67%, 12/25/2035(b)	226	19
				1.37%, 12/25/2032(b),(c)		59	42
Fannie Mae REMICS
0.45%, 01/25/2023(b)	2	2		Fannie Mae Grantor Trust
				0.39%, 04/25/2035(b)		69	68
0.50%, 03/25/2035(b)	47	47
0.55%, 02/25/2018(b)	4	4		Fannie Mae Whole Loan
				0.55%, 11/25/2033(b)		3	3
0.55%, 03/25/2018(b)	59	59
0.55%, 02/25/2032(b)	8	8		Long Beach Mortgage Loan Trust
				0.78%, 06/25/2034(b),(c)		176	144
Fannie Mae Whole Loan
0.40%, 05/25/2035(b),(c)	9	9					$944
0.45%, 05/25/2035(b),(c)	53	53		Sovereign - 0.40%
0.70%, 02/25/2047(b)	55	56		Italy Buoni Poliennali Del Tesoro
Freddie Mac REMICS				2.15%, 09/15/2014	EUR	2,630	3,150
0.50%, 03/15/2023(b)	19	19
0.55%, 02/15/2018(b)	85	85		TOTAL BONDS			$14,515
0.55%, 06/15/2018(b)	80	80		U.S. GOVERNMENT & GOVERNMENT	Principal
0.65%, 09/15/2033(b)	138	138		AGENCY OBLIGATIONS - 97.99%	Amount (000's)		Value(000	's)
0.70%, 06/15/2023(b)	27	27
G Force RR LLC				U.S. Treasury - 1.33%
0.55%, 12/25/2039(a),(b),(d)	1,000	624		0.88%, 02/28/2017		$10,415	$10,577
Ginnie Mae
0.60%, 10/20/2031(b)	55	55		U.S. Treasury Inflation-Indexed Obligations - 96.66%
0.77%, 03/16/2047(b)	3,706	147		0.13%, 04/15/2016		115,661	121,507
1.12%, 10/16/2012(b)	829	2
4.51%, 10/16/2028(b)	107	107		0.13%, 04/15/2017		22,004	23,465
				0.13%, 01/15/2022		35,500	38,323
Greenwich Capital Commercial Funding				0.13%, 07/15/2022		21,801	23,639
Corp				0.50%, 04/15/2015		46,631	48,791
0.31%, 03/10/2039(a),(b)	49,199	516
				0.63%, 04/15/2013		1,310	1,317
GSC Capital Corp Mortgage Trust				0.63%, 07/15/2021		12,732	14,409
0.51%, 02/25/2036(b),(c)	45	1
				0.75%, 02/15/2042		26,155	29,210
Homebanc Mortgage Trust				1.13%, 01/15/2021		9,056	10,576
0.59%, 01/25/2036(b)	679	427
				1.25%, 04/15/2014		25,101	26,054
Impac CMB Trust				1.25%, 07/15/2020		2,250	2,650
0.50%, 05/25/2037(b),(c)	985	868
0.87%, 04/25/2035(b),(c)	196	133		1.38%, 01/15/2020		15,924	18,768
1.01%, 08/25/2035(b),(c)	41	10		1.63%, 01/15/2015		4,977	5,324
1.23%, 10/25/2034(b),(c)	31	22		1.75%, 01/15/2028		21,336	27,591
2.57%, 10/25/2034(b),(c)	59	20		1.88%, 07/15/2013		14,340	14,732
				1.88%, 07/15/2015		15,789	17,318
Impac Secured Assets CMN Owner Trust				1.88%, 07/15/2019		14,860	18,004
0.42%, 09/25/2036(b)	1,092	693		2.00%, 01/15/2014(e)		19,160	19,983
				2.00%, 07/15/2014		13,998	14,902

See accompanying notes

Schedule of Investments Inflation Protection Fund July 31, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
U.S. Treasury Inflation-Indexed Obligations (continued)
2.00%, 01/15/2016	$4,747	$5,289
2.00%, 01/15/2026(e)	6,750	8,835
2.13%, 01/15/2019	6,468	7,834
2.13%, 02/15/2040	17,846	26,666
2.13%, 02/15/2041	17,572	26,459
2.38%, 01/15/2017	7,434	8,649
2.38%, 01/15/2025(e)	42,040	56,659
2.38%, 01/15/2027	14,872	20,510
2.50%, 07/15/2016	18,705	21,578
2.50%, 01/15/2029	20,445	29,308
2.63%, 07/15/2017	1,125	1,349
3.38%, 04/15/2032	1,872	3,124
3.63%, 04/15/2028	22,542	35,797
3.88%, 04/15/2029	23,772	39,601
		$768,221
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$778,798
Total Investments		$793,313
Other Assets in Excess of Liabilities, Net - 0.18%		$1,460
TOTAL NET ASSETS - 100.00%		$794,773

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,518 or 0.19% of net assets.
(b)	Variable Rate. Rate shown is in effect at July 31, 2012.
(c)	Security is Illiquid
(d)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $624 or 0.08% of net assets.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,222 or 0.15% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Government		98 .39%
Mortgage Securities		1.29%
Asset Backed Securities		0.13%
Financial		0.01%
Other Assets in Excess of Liabilities, Net		0.18%
TOTAL NET ASSETS		100.00%

Foreign Currency Contracts

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Deliver	In Exchange For	Value	Appreciation/(Depreciation)
Euro	UBS AG	10/22/2012	2,536,000	$3,113	$3,123	$(10)
Total						$(10)

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments Inflation Protection Fund July 31, 2012 (unaudited)

Futures Contracts

							Unrealized
Type		Long/Short	Contracts		Notional Value	Market Value	Appreciation/(Depreciation)
US 10 Year Note; September 2012		Long	448	$60,197		$60,326	$129
US 2 Year Note; September 2012		Long	87	19,162		19,193	31
US 5 Year Note; September 2012		Long	217	26,900		27,078	178
US Long Bond; September 2012		Short	215	31,882		32,472	(590)
US Ultra Bond; September 2012		Short	141	23,381		24,323	(942)
Total							$(1,194)

All dollar amounts are shown in thousands (000's)

Interest Rate Swaps

			(Pay)/Receive			Notional	Unrealized
Counterparty (Issuer)	Floating Rate Index		Floating Rate	Fixed Rate	Expiration Date	Amount	Appreciation/(Depreciation)
Barclays Bank PLC	3 Month LIBOR		Receive	2.48%	07/09/2042	$2,000	$(55)
Barclays Bank PLC	3 Month LIBOR		Receive	1.13%	04/23/2017	12,000	(199)
Barclays Bank PLC	US CPI Urban Consumers NAS(CPURNSA)		Receive	1.86%	10/25/2015	7,500	395
Barclays Bank PLC	US CPI Urban Consumers NAS(CPURNSA)		Pay	2.66%	06/23/2021	10,000	30
Barclays Bank PLC	US CPI Urban Consumers NAS(CPURNSA)		Pay	2.48%	10/25/2020	4,000	(171)
Total							$—

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
International Emerging Markets Fund
July 31, 2012 (unaudited)

COMMON STOCKS - 94.93%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Agriculture - 3.09%			Commercial Services (continued)
Bunge Ltd	105,409	$6,933	Valid Solucoes e Servicos de Seguranca em	43,007		$673
Golden Agri-Resources Ltd	29,902,000	17,708	Meios de Pagamento e Identificacao S.A
ITC Ltd	1,655,276	7,662				$18,693
KT&G Corp	129,075	9,508
Souza Cruz SA	394,844	5,594	Computers - 1.00%
		$47,405	Lenovo Group Ltd	7,789,771		5,372
			Tata Consultancy Services Ltd	450,574		10,021
Airlines - 0.90%						$15,393
Air China Ltd	19,508,000	13,729
			Distribution & Wholesale - 0.31%
			LG International Corp	145,129		4,766
Automobile Manufacturers - 4.09%
Great Wall Motor Co Ltd	3,667,000	8,197
Hyundai Motor Co	85,759	17,816	Diversified Financial Services - 6.00%
Kia Motors Corp	290,360	19,904	BM&FBovespa SA	1,531,600		8,618
Tata Motors Ltd	1,896,209	7,630	China Everbright Ltd	5,812,000		7,754
Tofas Turk Otomobil Fabrikasi AS	343,760	1,583	Fubon Financial Holding Co Ltd	9,469,883		9,843
UMW Holdings Bhd	2,504,800	7,554	Hana Financial Group Inc	452,840		14,342
		$62,684	Indiabulls Financial Services Ltd	1,736,602		7,065
			Infrastructure Development Finance Co Ltd	4,173,745		10,023
Automobile Parts & Equipment - 1.28%			KB Financial Group Inc	447,860		14,104
Hyundai Mobis	74,556	19,587	Samsung Card Co Ltd	127,440		3,751
			SinoPac Financial Holdings Co Ltd	36,283,000		15,521
Banks - 13.67%			Turkiye Sinai Kalkinma Bankasi AS	787,249		875
Banco de Chile	31,699,736	4,518				$91,896
Bancolombia SA ADR	124,001	7,668	Electric - 1.25%
Bangkok Bank PCL	2,921,700	19,204	Huaneng Power International Inc	8,296,000		5,992
Bank Negara Indonesia Persero Tbk PT	19,697,500	8,233	Tenaga Nasional BHD	6,083,400		13,103
Bank of China Ltd	32,660,400	12,423				$19,095
Bank Pekao SA	109,781	4,581
China Citic Bank Corp Ltd	16,070,395	8,061	Electrical Components & Equipment - 0.71%
China Construction Bank Corp	9,971,722	6,700	Delta Electronics Inc	2,467,000		8,278
Credicorp Ltd	74,337	8,619	Harbin Electric Co Ltd	3,065,000		2,285
FirstRand Ltd	4,686,335	15,622	Simplo Technology Co Ltd	46,320		260
Grupo Financiero Banorte SAB de CV	3,045,800	16,353				$10,823
ICICI Bank Ltd ADR	780,485	27,020	Electronics - 3.05%
Industrial & Commercial Bank of China	35,679,330	20,344	FLEXium Interconnect Inc	2,677,978		10,710
Industrial Bank of Korea	225,260	2,426	Hon Hai Precision Industry Co Ltd	6,044,887		16,841
Kasikornbank PCL	2,003,273	11,201	Samsung Electro-Mechanics Co Ltd	117,278		10,887
Malayan Banking Bhd	907,016	2,534	Unimicron Technology Corp	7,460,000		8,288
Sberbank of Russia	7,942,500	22,252				$46,726
Turkiye Vakiflar Bankasi Tao	3,245,037	6,775
Yes Bank Ltd	738,907	4,831	Engineering & Construction - 2.98%
		$209,365	China Communications Construction Co Ltd	11,695,000		10,198
			China Railway Construction Corp Ltd	17,081,500		14,864
Beverages - 1.81%			Daelim Industrial Co Ltd	158,643		12,162
Cia de Bebidas das Americas ADR	339,500	13,088	Grupo Aeroportuario del Sureste SAB de CV	94,207		8,395
Fomento Economico Mexicano SAB de CV	170,603	14,573	ADR
ADR						$45,619
		$27,661
			Food - 2.83%
Building Materials - 0.31%			Cencosud SA ADR(b)	259,125		4,457
Grasim Industries Ltd	47,817	2,462	Charoen Pokphand Foods PCL (a)	687,500		723
Semen Gresik Persero Tbk PT	1,676,039	2,283	Cosan SA Industria e Comercio	689,300		10,475
		$4,745	Gruma SAB de CV (b)	2,027,395		5,307
Chemicals - 3.49%			Indofood Sukses Makmur Tbk PT	10,724,000		6,094
			JBS SA (b)	940,468		2,483
Formosa Plastics Corp	1,205,701	3,313	Thai Union Frozen Products PCL (a)	2,851,820		6,647
LG Chem Ltd	31,077	8,528
Mexichem SAB de CV	1,414,800	6,692	Uni-President Enterprises Corp	4,207,000		7,020
PTT Global Chemical PCL (a)	4,737,800	8,854	Vigor Alimentos SA (b)	50,032		201
Sasol Ltd	448,572	18,608				$43,407
Sociedad Quimica y Minera de Chile SA ADR	124,396	7,455	Forest Products & Paper - 0.28%
		$53,450	Mondi PLC	495,771		4,218
Coal - 0.35%
China Coal Energy Co Ltd	5,797,000	5,303	Holding Companies - Diversified - 3.16%
			Alfa SAB de CV	388,567		6,210
Commercial Services - 1.22%			Alliance Global Group Inc	25,236,100		7,028
Cielo SA	208,322	6,088	Imperial Holdings Ltd	632,207		14,429
Multiplus SA	221,022	5,343	KOC Holding AS	3,470,951		13,466
Obrascon Huarte Lain Brasil SA	764,500	6,589

See accompanying notes

Schedule of Investments
International Emerging Markets Fund
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Holding Companies - Diversified (continued)			Oil & Gas (continued)
Sime Darby Bhd	2,317,300	$7,262	SK Holdings Co Ltd	112,823		$15,320
		$48,395				$167,085
Home Builders - 0.30%			Oil & Gas Services - 0.34%
Even Construtora e Incorporadora SA	1,251,497	3,976	China Oilfield Services Ltd	3,438,000		5,266
MRV Engenharia e Participacoes SA	117,897	647
		$4,623	Pharmaceuticals - 0.21%
Home Furnishings - 0.22%			Dr Reddy's Laboratories Ltd	93,566		2,708
Haier Electronics Group Co Ltd (b)	2,958,236	3,403	Dr Reddy's Laboratories Ltd ADR	19,604		569
						$3,277
Insurance - 2.27%			Real Estate - 1.70%
China Pacific Insurance Group Co Ltd	2,237,000	7,045	China Overseas Land & Investment Ltd	202,000		474
PICC Property & Casualty Co Ltd	9,299,600	10,331	Evergrande Real Estate Group Ltd	10,818,583		4,998
Sanlam Ltd	3,832,869	16,451	LSR Group	411,850		1,831
Sul America SA	146,211	885	Shimao Property Holdings Ltd	7,320,500		10,434
		$34,712	Supalai PCL	14,862,600		8,375
Investment Companies - 0.29%						$26,112
GT Capital Holdings Inc (b)	341,760	4,457	Retail - 0.98%
			Almacenes Exito SA (c)	223,119		3,875
Iron & Steel - 1.87%			Woolworths Holdings Ltd/South Africa	1,715,304		11,145
CAP SA	108,757	3,909				$15,020
Kumba Iron Ore Ltd	29,315	1,819	Semiconductors - 8.18%
Maanshan Iron & Steel (b)	14,948,000	3,324	Chipbond Technology Corp	9,150,000		11,417
POSCO	1,483	474	Elan Microelectronics Corp	5,305,000		8,545
POSCO ADR	143,400	11,404	Realtek Semiconductor Corp	1,032,000		1,774
Ternium SA ADR	394,773	7,718	Samsung Electronics Co Ltd	65,903		75,757
		$28,648	Taiwan Semiconductor Manufacturing Co Ltd	10,275,685		27,814
Leisure Products & Services - 0.26%						$125,307
Merida Industry Co Ltd	934,000	4,017	Shipbuilding - 0.28%
			Samsung Heavy Industries Co Ltd	123,680		4,229
Lodging - 0.48%
Genting Bhd	2,215,200	6,687	Software - 0.26%
NagaCorp Ltd	1,210,000	646	Totvs SA	219,700		4,042
		$7,333
Machinery - Construction & Mining - 0.28%			Telecommunications - 8.11%
China National Materials Co Ltd	5,306,000	1,277	America Movil SAB de CV ADR	602,904		16,091
Ferreycorp SAA	3,697,711	3,013	China Mobile Ltd	3,533,593		41,234
		$4,290	Far EasTone Telecommunications Co Ltd	6,644,085		16,661
			KT Corp	218,690		6,242
Media - 0.92%			Magyar Telekom Telecommunications PLC	1,937,478		3,588
Grupo Televisa SAB ADR	621,548	14,165	Orascom Telecom Holding SAE (b)	1,456,933		3,766
			Sistema JSFC	328,162		6,775
Metal Fabrication & Hardware - 0.40%			Telekom Malaysia Bhd	5,009,700		9,022
Hyundai Hysco Co Ltd	157,390	6,062	Telekomunikasi Indonesia Persero Tbk PT	9,596,000		9,255
			Tim Participacoes SA ADR	156,348		3,307
			Vodacom Group Ltd	712,448		8,252
Mining - 4.89%						$124,193
Anglo American PLC	166,487	4,944	TOTAL COMMON STOCKS			$1,454,090
Antofagasta PLC	275,906	4,610
Cia de Minas Buenaventura SA ADR	288,797	10,518	PREFERRED STOCKS - 3.68%	Shares Held	Value	(000	's)
Gold Fields Ltd	591,040	7,586	Automobile Parts & Equipment - 0.06%
Grupo Mexico SAB de CV	1,486,500	4,181	Marcopolo SA	167,796		827
Industrias Penoles SAB de CV	116,725	4,775
Jiangxi Copper Co Ltd	4,158,000	9,095
KGHM Polska Miedz SA	191,555	7,236	Banks - 1.32%
Korea Zinc Co Ltd	21,200	7,150	Itau Unibanco Holding SA	1,278,000		20,188
Southern Copper Corp	347,866	11,229
Sterlite Industries India Ltd ADR	464,235	3,565	Electric - 0.26%
		$74,889	Cia Paranaense de Energia	198,600		4,029
Oil & Gas - 10.91%
China Petroleum & Chemical Corp	5,969,214	5,376	Iron & Steel - 1.41%
CNOOC Ltd	11,118,000	22,303	Vale SA	1,215,807		21,626
Ecopetrol SA ADR	190,211	10,886
Gazprom OAO ADR	2,988,172	27,656
Lukoil OAO ADR	586,325	33,127
PetroChina Co Ltd	18,728,293	23,385
Petroleo Brasileiro SA ADR	1,478,939	29,032

See accompanying notes

Schedule of Investments
International Emerging Markets Fund
July 31, 2012 (unaudited)

				Portfolio Summary (unaudited)
PREFERRED STOCKS (continued)	Shares Held	Value(000	's)	Country	Percent
				Korea, Republic Of	17 .27%
Telecommunications - 0.63%				China	13 .12%
Telefonica Brasil SA	411,940	$9,619		Brazil	10 .26%
				Taiwan, Province Of China	9.81%
TOTAL PREFERRED STOCKS		$56,289		Mexico	6.32%
	Maturity			South Africa	6.13%
REPURCHASE AGREEMENTS - 0.64%	Amount (000's)	Value(000	's)	Russian Federation	5.98%
				India	5.44%
Banks- 0.64%				Hong Kong	4.13%
Investment in Joint Trading Account; Credit	$2,601	$2,601		Thailand	3.59%
Suisse Repurchase Agreement; 0.15%				Malaysia	3.02%
dated 7/31/2012 maturing 8/1/2012				United States	2.17%
(collateralized by US Government				Indonesia	1.69%
Securities; $2,653,411; 3.88% - 9.00%;				Turkey	1.48%
dated 11/15/18 - 08/15/40)				Colombia	1.46%
Investment in Joint Trading Account; Deutsche	2,698	2,698		Peru	1.45%
Bank Repurchase Agreement; 0.18% dated				Chile	1.33%
7/31/2012 maturing 8/1/2012				Singapore	1.16%
(collateralized by US Government				United Kingdom	0.90%
Securities; $2,751,685; 0.00% - 8.95%;				Poland	0.77%
dated 08/15/12 - 10/15/37)				Philippines	0.75%
Investment in Joint Trading Account; JP	2,023	2,023		Luxembourg	0.50%
Morgan Repurchase Agreement; 0.17%				Egypt	0.25%
dated 7/31/2012 maturing 8/1/2012				Hungary	0.23%
(collateralized by US Government				Cambodia	0.04%
Securities; $2,063,764; 0.00% - 10.35%;				Other Assets in Excess of Liabilities, Net	0.75%
dated 08/15/12 - 05/15/42)				TOTAL NET ASSETS	100.00%
Investment in Joint Trading Account; Merrill	2,509	2,509
Lynch Repurchase Agreement; 0.16%
dated 7/31/2012 maturing 8/1/2012
(collateralized by US Government
Securities; $2,558,922; 0.00% - 5.63%;
dated 05/02/13 - 11/23/35)
		$9,831
TOTAL REPURCHASE AGREEMENTS		$9,831
Total Investments		$1,520,210
Other Assets in Excess of Liabilities, Net - 0.75%		$11,530
TOTAL NET ASSETS - 100.00%		$1,531,740

(a)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $16,224 or 1.06% of net assets.
(b)	Non-Income Producing Security
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $3,875 or 0.25% of net assets.

See accompanying notes

Schedule of Investments
International Fund I
July 31, 2012 (unaudited)

COMMON STOCKS - 97.10%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.10%				Automobile Parts & Equipment (continued)
Hakuhodo DY Holdings Inc	600	$40		Stanley Electric Co Ltd	3,600	$53
Publicis Groupe SA	2,620	129		Sumitomo Electric Industries Ltd	43,200	508
WPP PLC	66,287	838		Sumitomo Rubber Industries Ltd	4,100	49
		$1,007		Toyoda Gosei Co Ltd	1,600	33
				Toyota Boshoku Corp	1,600	18
Aerospace & Defense - 1.18%				Toyota Industries Corp	4,200	112
BAE Systems PLC	57,897	279				$14,258
Cobham PLC	29,096	106
European Aeronautic Defence and Space Co	6,908	248		Banks - 12.90%
NV				Australia & New Zealand Banking Group Ltd	605,235	14,882
Meggitt PLC	19,652	118		Banco Bilbao Vizcaya Argentaria SA	381,621	2,488
Rolls-Royce Holdings PLC (a),(b)	105,011	1,396		Banco Popolare SC (a)	44,587	52
Safran SA	288,060	9,747		Banco Popular Espanol SA	27,206	51
Thales SA	2,587	81		Banco Santander SA	145,268	880
Zodiac Aerospace	869	85		Bank Hapoalim BM (a)	23,554	68
		$12,060		Bank Leumi Le-Israel BM (a)	31,878	72
				Bank of East Asia Ltd	40,200	140
Agriculture - 1.00%				Bank of Kyoto Ltd/The	8,000	59
British American Tobacco PLC	104,081	5,528		Bank of Yokohama Ltd/The	31,000	140
Golden Agri-Resources Ltd	157,640	93		Banque Cantonale Vaudoise	76	39
Imperial Tobacco Group PLC	22,352	867		Barclays PLC	933,779	2,432
Japan Tobacco Inc	83,300	2,617		Bendigo and Adelaide Bank Ltd	9,495	81
Swedish Match AB	24,675	1,039		BNP Paribas SA	245,626	9,073
		$10,144		BOC Hong Kong Holdings Ltd	250,500	766
Airlines - 0.02%				Chiba Bank Ltd/The	19,000	111
All Nippon Airways Co Ltd	21,000	48		Chugoku Bank Ltd/The	4,000	51
Deutsche Lufthansa AG	5,815	73		Commerzbank AG (a)	92,545	143
International Consolidated Airlines Group SA(a)	23,563	59		Commonwealth Bank of Australia	81,446	4,903
				Credit Suisse Group AG (a)	18,050	307
		$180		Danske Bank A/S (a)	60,969	904
				DBS Group Holdings Ltd	141,251	1,666
Apparel - 0.26%				Deutsche Bank AG	30,755	934
Adidas AG	13,522	1,014		DNB ASA	1,028,823	10,801
Burberry Group PLC	37,149	728		Fukuoka Financial Group Inc	19,000	69
Christian Dior SA	5,455	753		Gunma Bank Ltd/The	10,000	49
Hugo Boss AG	528	53		Hachijuni Bank Ltd/The	11,000	58
Yue Yuen Industrial Holdings Ltd	19,000	57		Hang Seng Bank Ltd	12,700	176
		$2,605		HSBC Holdings PLC	1,963,124	16,401
Automobile Manufacturers - 3.34%				Industrial & Commercial Bank of China	13,433,000	7,659
Bayerische Motoren Werke AG	20,897	1,555		Intesa Sanpaolo SpA	529,463	669
Daihatsu Motor Co Ltd	29,000	485		Iyo Bank Ltd/The	6,000	46
Daimler AG	203,522	10,141		Joyo Bank Ltd/The	16,000	71
				Julius Baer Group Ltd (a)	264,858	9,461
Fiat Industrial SpA	156,946	1,538		KBC Groep NV	39,804	832
Fuji Heavy Industries Ltd	69,000	511		Lloyds Banking Group PLC (a)	2,893,664	1,372
Hino Motors Ltd	6,000	42		Mitsubishi UFJ Financial Group Inc	700,500	3,397
Honda Motor Co Ltd	423,100	13,451		Mizrahi Tefahot Bank Ltd(a)	2,916	22
Isuzu Motors Ltd	30,000	153
Mitsubishi Motors Corp (a)	98,000	93		Mizuho Financial Group Inc	404,179	666
Nissan Motor Co Ltd	103,100	969		National Australia Bank Ltd	44,161	1,152
Renault SA	3,308	144		Natixis	21,675	54
Scania AB	8,168	140		Nishi-Nippon City Bank Ltd/The	17,000	37
Suzuki Motor Corp	5,600	102		Nordea Bank AB	46,986	438
Toyota Motor Corp	111,672	4,270		Oversea-Chinese Banking Corp Ltd	45,001	344
Volkswagen AG	750	119		Pohjola Bank PLC	3,492	40
Volvo AB - B Shares	23,234	286		Raiffeisen Bank International AG	1,161	38
				Resona Holdings Inc	31,100	127
		$33,999		Royal Bank of Scotland Group PLC (a)	31,940	107
Automobile Parts & Equipment - 1.40%				Sberbank of Russia ADR	616,991	6,867
Aisin Seiki Co Ltd	16,400	499		Seven Bank Ltd	13,000	32
Bridgestone Corp	47,600	1,072		Shinsei Bank Ltd	262,000	295
Cie Generale des Etablissements Michelin	148,892	10,116		Shizuoka Bank Ltd/The	15,000	151
Continental AG	1,435	130		Skandinaviska Enskilda Banken AB	25,763	189
Denso Corp	27,400	872		Societe Generale SA (a)	28,766	633
GKN PLC	40,375	133		Standard Chartered PLC	41,830	958
JTEKT Corp	5,600	49		Sumitomo Mitsui Financial Group Inc	417,800	13,157
Koito Manufacturing Co Ltd	2,000	25		Sumitomo Mitsui Trust Holdings Inc	54,250	155
NGK Spark Plug Co Ltd	4,000	46		Svenska Handelsbanken AB	8,938	310
NHK Spring Co Ltd	31,000	325		Swedbank AB	31,253	544
NOK Corp	2,700	52		Toronto-Dominion Bank/The	92,516	7,281
Nokian Renkaat OYJ	2,735	109		UBS AG	275,103	2,894
Pirelli & C. SpA	5,651	57		UniCredit SpA (a)	62,864	213

See accompanying notes

Schedule of Investments
International Fund I
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Banks (continued)				Chemicals (continued)
Unione di Banche Italiane SCPA	59,432	$172		Shin-Etsu Chemical Co Ltd	18,200		$919
United Overseas Bank Ltd	88,805	1,423		Showa Denko KK	33,000		59
Westpac Banking Corp	60,225	1,461		Solvay SA	1,510		157
Wing Hang Bank Ltd	32,500	297		Sumitomo Chemical Co Ltd	113,000		313
Yamaguchi Financial Group Inc	5,000	42		Symrise AG	327,465		10,278
		$131,402		Syngenta AG	4,383		1,494
				Taiyo Nippon Sanso Corp	7,000		39
Beverages - 3.11%				Tosoh Corp	13,000		32
Anheuser-Busch InBev NV	135,421	10,715		Ube Industries Ltd/Japan	22,000		48
Asahi Group Holdings Ltd	6,400	144		Yara International ASA	3,271		154
Carlsberg A/S	2,194	177					$39,133
Coca-Cola Amatil Ltd	12,024	176
Diageo PLC	603,141	16,121		Commercial Services - 1.53%
Heineken Holding NV	2,973	137		Abertis Infraestructuras SA	9,760		120
Heineken NV	5,146	279		Adecco SA (a)	22,792		999
Kirin Holdings Co Ltd	13,000	147		Aggreko PLC	4,484		143
Pernod-Ricard SA	3,261	350		Atlantia SpA	8,269		109
SABMiller PLC	55,152	2,378		Babcock International Group PLC	8,984		121
Treasury Wine Estates Ltd	230,949	1,068		Brambles Ltd	23,828		156
		$31,692		Bunzl PLC	26,120		455
				Bureau Veritas SA	1,409		124
Biotechnology - 0.24%				Capita PLC	876,659		9,746
CSL Ltd	54,856	2,453		Dai Nippon Printing Co Ltd	14,000		106
				Edenred	3,997		105
Building Materials - 0.31%				Experian PLC	55,695		825
Asahi Glass Co Ltd	26,000	153		G4S PLC	33,509		130
Cie de St-Gobain	23,510	708		Intertek Group PLC	12,664		541
CRH PLC	18,770	344		Secom Co Ltd	3,500		162
Daikin Industries Ltd	6,000	163		Securitas AB	7,891		64
Fletcher Building Ltd	17,325	85		Serco Group PLC	32,277		291
Geberit AG (a)	655	128		SGS SA	232		464
HeidelbergCement AG	9,400	435		Sodexo	1,656		125
Holcim Ltd (a)	3,748	221		Toppan Printing Co Ltd	13,000		81
Imerys SA	858	43		Transurban Group	113,044		727
James Hardie Industries SE	11,178	98					$15,594
Lafarge SA	2,898	133
LIXIL Group Corp	28,800	602		Computers - 0.19%
Taiheiyo Cement Corp	28,000	61		AtoS	1,311		74
				Cap Gemini SA	3,741		136
		$3,174		Computershare Ltd	10,560		85
Chemicals - 3.84%				Fujitsu Ltd	34,000		133
Air Liquide SA	16,969	1,898		Gemalto NV	14,445		1,104
Air Water Inc	27,000	325		Otsuka Corp	400		35
Akzo Nobel NV	9,254	499		TDK Corp	10,800		410
Arkema SA	11,986	882					$1,977
Asahi Kasei Corp	97,000	514		Consumer Products - 0.09%
BASF SE	16,778	1,225
Bayer AG	30,173	2,292		Henkel AG & Co KGaA	5,685		336
				Reckitt Benckiser Group PLC	10,341		568
Brenntag AG	4,771	522		Societe BIC SA	634		64
Croda International PLC	3,443	127
Daicel Corp	7,000	42					$968
Denki Kagaku Kogyo KK	12,000	40		Cosmetics & Personal Care - 1.40%
Givaudan SA (a)	122	119		Beiersdorf AG	7,665		508
Hitachi Chemical Co Ltd	2,700	41		Kao Corp	18,200		492
Incitec Pivot Ltd	38,691	125		L'Oreal SA	108,205		12,974
Israel Chemicals Ltd	73,127	866		Shiseido Co Ltd	9,100		130
Johnson Matthey PLC	38,142	1,301		Unicharm Corp	3,000		165
JSR Corp	28,000	492					$14,269
K+S AG	3,146	155
Kaneka Corp	7,000	36		Distribution & Wholesale - 1.48%
Kansai Paint Co Ltd	6,000	63		Hitachi High-Technologies Corp	16,900		420
Koninklijke DSM NV	2,786	137		ITOCHU Corp	96,100		995
Kuraray Co Ltd	8,800	103		Jardine Cycle & Carriage Ltd	3,000		112
Lanxess AG	20,834	1,444		Li & Fung Ltd	98,000		193
Linde AG	3,376	502		Marubeni Corp	27,000		180
Mitsubishi Chemical Holdings Corp	34,500	146		Mitsubishi Corp	513,200		10,155
Mitsubishi Gas Chemical Co Inc	10,000	57		Mitsui & Co Ltd	109,533		1,617
Mitsui Chemicals Inc	172,000	386		Sojitz Corp	29,600		46
Nippon Shokubai Co Ltd	18,000	219		Sumitomo Corp	18,700		262
Nitto Denko Corp	24,200	1,040		Toyota Tsusho Corp	5,000		93
Potash Corp of Saskatchewan Inc	226,806	10,042

See accompanying notes

Schedule of Investments
International Fund I
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Distribution & Wholesale (continued)				Electronics (continued)
Wolseley PLC	27,043	$973		Rexel SA	2,739		$46
		$15,046		Toshiba Corp	74,000		245
				Yaskawa Electric Corp	1,201,000		8,607
Diversified Financial Services - 0.35%				Yokogawa Electric Corp	5,100		52
Aberdeen Asset Management PLC	21,874	88					$13,067
ASX Ltd	4,457	146
Credit Saison Co Ltd	13,700	311		Energy - Alternate Sources - 0.01%
Daiwa Securities Group Inc	42,000	156		Enel Green Power SpA	44,671		64
Deutsche Boerse AG	3,482	173
Hong Kong Exchanges and Clearing Ltd	18,214	243		Engineering & Construction - 0.54%
ICAP PLC	14,499	72		ABB Ltd (a)	33,703		586
Investec PLC	32,700	193		ACS Actividades de Construccion y Servicios SA	3,596		57
London Stock Exchange Group PLC	3,617	55
Macquarie Group Ltd	5,257	137
				Aeroports de Paris	742		57
Mitsubishi UFJ Lease & Finance Co Ltd	4,210	168		Aker Solutions ASA	36,700		538
Nomura Holdings Inc	65,500	229
Old Mutual PLC	85,813	211		Auckland International Airport Ltd	22,801		46
				Balfour Beatty PLC	17,511		79
ORIX Corp	13,010	1,230		Bouygues SA	4,798		121
Partners Group Holding AG	310	57
Singapore Exchange Ltd	22,000	118		Cheung Kong Infrastructure Holdings Ltd	11,000		67
				Chiyoda Corp	42,000		545
		$3,587		Ferrovial SA	10,455		114
Electric - 1.08%				Hochtief AG (a)	782		37
AGL Energy Ltd	8,539	141		Kinden Corp	3,000		20
Chubu Electric Power Co Inc	48,800	521		Koninklijke Boskalis Westminster NV	1,806		59
Chugoku Electric Power Co Inc/The	7,600	97		Leighton Holdings Ltd	3,907		70
CLP Holdings Ltd	34,163	295		Obayashi Corp	17,000		77
E.ON AG	31,794	677		SembCorp Industries Ltd	23,000		97
EDP - Energias de Portugal SA	45,337	103		Singapore Technologies Engineering Ltd	39,000		103
Electric Power Development Co Ltd	2,700	64		Sydney Airport	424,170		1,400
Electricite de France SA	6,008	124		Taisei Corp	26,000		71
Enel SpA	116,208	332		Vinci SA	20,086		851
Fortum OYJ	7,330	123		WorleyParsons Ltd	19,553		533
GDF Suez	21,653	483					$5,528
Hokkaido Electric Power Co Inc	4,700	43
Hokuriku Electric Power Co	4,400	45		Entertainment - 0.06%
Iberdrola SA	215,830	782		Sankyo Co Ltd	1,200		59
Kansai Electric Power Co Inc/The	13,100	98		TABCORP Holdings Ltd	17,497		60
				Tatts Group Ltd	33,560		102
Kyushu Electric Power Co Inc	10,200	80		William Hill PLC	79,900		393
Origin Energy Ltd	118,712	1,465
Power Assets Holdings Ltd	72,500	568					$614
Red Electrica Corp SA	4,710	186		Environmental Control - 0.01%
RWE AG	61,119	2,399		Kurita Water Industries Ltd	2,900		65
SP AusNet	44,548	49
Spark Infrastructure Group (c)	209,900	359
SSE PLC	85,647	1,759		Food - 4.56%
Terna Rete Elettrica Nazionale SpA	33,185	111		Ajinomoto Co Inc	33,000		468
				Aryzta AG (a)	2,099		104
Tokyo Electric Power Co Inc (a)	36,452	61
		$10,965		Associated British Foods PLC	9,260		182
				Carrefour SA	8,860		158
Electrical Components & Equipment - 1.19%				Casino Guichard Perrachon SA	1,418		119
Brother Industries Ltd	6,100	56		Colruyt SA	1,926		87
Casio Computer Co Ltd	6,100	40		Danone SA	8,905		541
Furukawa Electric Co Ltd	17,000	35		Distribuidora Internacional de Alimentacion	14,599		72
Hitachi Ltd	174,000	1,026		SA
Legrand SA	3,860	124		First Pacific Co Ltd/Hong Kong	52,000		58
Mabuchi Motor Co Ltd	600	23		J Sainsbury PLC	33,174		168
Mitsubishi Electric Corp	32,000	254		Kerry Group PLC	3,574		163
Nidec Corp	1,700	134		Kikkoman Corp	4,000		50
Prysmian SpA	5,173	83		Koninklijke Ahold NV	57,243		697
Schneider Electric SA	183,815	10,364		MEIJI Holdings Co Ltd	1,600		73
		$12,139		Nestle SA	417,129		25,628
				Nissin Foods Holdings Co Ltd	1,500		57
Electronics - 1.28%				Suedzucker AG	1,573		54
Advantest Corp	3,900	49		Tate & Lyle PLC	11,608		120
Hoya Corp	6,500	144		TESCO PLC	164,763		820
Keyence Corp	2,900	722		Toyo Suisan Kaisha Ltd	2,000		48
Koninklijke Philips Electronics NV	70,955	1,561		Unilever NV - CVA	100,541		3,490
Kyocera Corp	9,700	768		Unilever PLC	330,809		11,861
Murata Manufacturing Co Ltd	14,700	731		WM Morrison Supermarkets PLC	37,028		161
NEC Corp	67,000	89		Woolworths Ltd	40,227		1,206
Nippon Electric Glass Co Ltd	10,000	53

See accompanying notes

Schedule of Investments
International Fund I
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Food (continued)				Home Furnishings - 0.07%
Yamazaki Baking Co Ltd	3,000	$42		Electrolux AB	6,207		$140
		$46,427		Matsushita Electric Industrial Co Ltd	33,700		233
				Sharp Corp/Japan	26,000		89
Food Service - 0.04%				Sony Corp	17,500		213
Compass Group PLC	33,951	364					$675
Forest Products & Paper - 0.08%				Insurance - 5.28%
Holmen AB	1,377	37		Admiral Group PLC	5,158		88
				Aegon NV	246,902		1,121
Nippon Paper Group Inc	2,500	32		Ageas	59,321		118
OJI Paper Co Ltd	19,000	63		AIA Group Ltd	3,165,400		11,059
Stora Enso OYJ	13,820	79
Svenska Cellulosa AB	29,215	496		Allianz SE	30,570		3,033
				AMP Ltd	51,332		215
UPM-Kymmene OYJ	13,400	143		Assicurazioni Generali SpA	17,748		222
		$850		Aviva PLC	55,086		252
Gas - 1.56%				AXA SA	31,019		377
Centrica PLC	2,854,559	14,169		Baloise Holding AG	1,187		78
Enagas SA	8,264	143		CNP Assurances	4,101		43
Gas Natural SDG SA	34,405	423		Dai-ichi Life Insurance Co Ltd/The	158		166
Hong Kong & China Gas Co Ltd	87,219	202		Delta Lloyd NV	2,599		34
National Grid PLC	62,546	649		Gjensidige Forsikring ASA	5,008		61
Osaka Gas Co Ltd	32,000	131		Hannover Rueckversicherung AG	1,432		86
Tokyo Gas Co Ltd	38,000	196		ING Groep NV (a)	1,286,680		8,464
		$15,913		Insurance Australia Group Ltd	39,465		156
				Legal & General Group PLC	687,170		1,368
Hand & Machine Tools - 1.21%				Mapfre SA	17,889		33
Fuji Electric Co Ltd	14,000	31		MS&AD Insurance Group Holdings	21,860		353
Makita Corp	14,900	498		Muenchener Rueckversicherungs AG	3,181		451
Sandvik AB	738,252	10,236		NKSJ Holdings Inc	6,250		119
Schindler Holding AG - PC	7,449	870		Prudential PLC	894,133		10,640
SMC Corp/Japan	3,800	638		QBE Insurance Group Ltd	22,116		325
THK Co Ltd	3,100	55		Resolution Ltd	96,000		309
		$12,328		RSA Insurance Group PLC	94,686		161
Healthcare - Products - 0.92%				Sampo OYJ	7,673		203
Cie Generale d'Optique Essilor International	86,023	7,488		SCOR SE	4,231		100
SA				Sony Financial Holdings Inc	38,800		619
Cochlear Ltd	1,452	100		Standard Life PLC	43,506		165
				Storebrand ASA (a)	50,700		193
Coloplast A/S	572	108
Elekta AB	5,634	261		Suncorp Group Ltd	118,709		1,053
				Swiss Life Holding AG (a)	774		74
Fresenius SE & Co KGaA	9,340	994		Swiss Re AG (a)	6,349		397
Luxottica Group SpA	3,029	104
Smith & Nephew PLC	16,230	166		Tokio Marine Holdings Inc	31,766		728
Sysmex Corp	2,400	105		Tryg A/S	653		37
William Demant Holding A/S (a)	579	55		Zurich Insurance Group AG (a)	49,158		10,910
		$9,381					$53,811
Healthcare - Services - 0.05%				Internet - 0.18%
Fresenius Medical Care AG & Co KGaA	3,199	231		CyberAgent Inc	87		171
Miraca Holdings Inc	1,300	55		Dena Co Ltd	7,100		154
Ramsay Health Care Ltd	3,120	78		Gree Inc	2,300		36
Sonic Healthcare Ltd	9,241	123		Iliad SA	2,293		316
		$487		Kakaku.com Inc	8,800		280
				Rakuten Inc	69,700		693
Holding Companies - Diversified - 3.70%				SBI Holdings Inc/Japan	565		38
GEA Group AG	422,035	11,359		Yahoo Japan Corp	379		138
Groupe Bruxelles Lambert SA	2,049	134					$1,826
Hutchison Whampoa Ltd	38,000	341
Jardine Strategic Holdings Ltd	396,637	12,409		Investment Companies - 0.03%
Keppel Corp Ltd	102,400	917		Delek Group Ltd	117		16
LVMH Moet Hennessy Louis Vuitton SA	75,593	11,371		Investment AB Kinnevik	5,157		106
Noble Group Ltd	100,964	87		Investor AB	8,508		177
NWS Holdings Ltd	35,514	54					$299
Swire Pacific Ltd	13,000	155		Iron & Steel - 0.92%
Wendel SA	834	59		ArcelorMittal	51,081		813
Wharf Holdings Ltd	145,000	835		Atlas Iron Ltd	3,841,334		6,882
		$37,721		Daido Steel Co Ltd	6,000		34
Home Builders - 1.04%				Fortescue Metals Group Ltd	194,508		835
Daiwa House Industry Co Ltd	9,000	128		Hitachi Metals Ltd	24,000		263
Sekisui Chemical Co Ltd	1,149,000	9,762		JFE Holdings Inc	8,000		105
Sekisui House Ltd	78,000	745		Kobe Steel Ltd	59,000		55
		$10,635		Nippon Steel Corp	87,000		173

See accompanying notes

Schedule of Investments
International Fund I
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Iron & Steel (continued)				Mining (continued)
Nisshin Steel Co Ltd	17,000	$19		Eurasian Natural Resources Corp PLC	6,118		$37
Sumitomo Metal Industries Ltd	86,000	126		Glencore International PLC	35,238		176
Voestalpine AG	2,610	71		Iluka Resources Ltd	55,531		548
		$9,376		Kazakhmys PLC	42,886		471
				Medusa Mining Ltd	32,545		164
Leisure Products & Services - 0.02%				Mitsubishi Materials Corp	26,000		72
Carnival PLC	4,609	155		Newcrest Mining Ltd	446,117		10,910
				Orica Ltd	6,300		164
Lodging - 0.17%				Randgold Resources Ltd	1,398		126
Crown Ltd	10,740	95		Rio Tinto Ltd	7,380		409
Echo Entertainment Group Ltd	16,685	73		Rio Tinto PLC	24,682		1,137
Galaxy Entertainment Group Ltd (a)	31,000	74		Umicore SA	38,078		1,685
InterContinental Hotels Group PLC	5,226	129		Vedanta Resources PLC	2,705		41
MGM China Holdings Ltd	24,000	33		Xstrata PLC	38,881		514
Sands China Ltd	317,400	931					$35,250
SJM Holdings Ltd	49,000	87
Sky City Entertainment Group Ltd	14,423	42		Miscellaneous Manufacturing - 0.53%
Whitbread PLC	4,532	151		Campbell Brothers Ltd	1,718		84
				FUJIFILM Holdings Corp	8,200		147
Wynn Macau Ltd	39,600	84		IMI PLC	31,580		406
		$1,699		Konica Minolta Holdings Inc	42,500		300
Machinery - Construction & Mining - 0.08%				Melrose PLC	30,564		106
Atlas Copco AB - A Shares	11,319	254		Nikon Corp	5,700		157
Atlas Copco AB - B Shares	6,660	133		Olympus Corp	11,500		215
Hitachi Construction Machinery Co Ltd	2,800	50		Orkla ASA	58,600		418
Komatsu Ltd	16,500	366		Siemens AG	37,691		3,194
		$803		Smiths Group PLC	10,002		167
				Sulzer AG	606		78
Machinery - Diversified - 1.56%				Wartsila OYJ Abp	4,319		129
Alstom SA	9,343	310					$5,401
Amada Co Ltd	9,000	47
Andritz AG	1,854	101		Office & Business Equipment - 0.22%
FANUC Corp	88,900	13,726		Canon Inc	61,400		2,050
Hexagon AB	6,407	122		Ricoh Co Ltd	17,000		116
IHI Corp	31,000	66		Seiko Epson Corp	3,100		25
Kawasaki Heavy Industries Ltd	36,000	85					$2,191
Kone OYJ	2,624	162		Oil & Gas - 6.65%
Kubota Corp	95,000	899
Metso OYJ	3,035	110		BG Group PLC	830,323		16,345
				BP PLC	827,815		5,497
Mitsubishi Heavy Industries Ltd	50,000	202		Eni SpA	175,293		3,614
Nabtesco Corp	2,600	57
Sumitomo Heavy Industries Ltd	14,000	56		Idemitsu Kosan Co Ltd	500		42
				Inpex Corp	172		956
		$15,943		Japan Petroleum Exploration Co	700		26
Media - 1.54%				JX Holdings Inc	38,820		187
Axel Springer AG	982	44		Lundin Petroleum AB (a)	5,527		117
British Sky Broadcasting Group PLC	92,844	1,036		Oil Search Ltd	46,566		340
ITV PLC	451,068	533		Ophir Energy PLC (a)	43,600		397
Jupiter Telecommunications Co Ltd	44	44		Petroleo Brasileiro SA ADR	381,736		7,493
Kabel Deutschland Holding AG (a)	181,230	11,340		Premier Oil PLC (a)	1,731,336		10,432
Pearson PLC	39,987	748		Repsol SA	12,100		193
Reed Elsevier NV	89,533	1,049		Royal Dutch Shell PLC - A Shares	105,462		3,584
Reed Elsevier PLC	21,853	184		Royal Dutch Shell PLC - B Shares	84,735		2,980
Singapore Press Holdings Ltd	36,000	119		Santos Ltd	16,208		182
UBM PLC	50,900	510		Seadrill Ltd	7,202		281
Wolters Kluwer NV	7,662	127		Showa Shell Sekiyu KK	4,600		25
		$15,734		Statoil ASA	22,840		543
				Suncor Energy Inc	324,201		9,912
Metal Fabrication & Hardware - 0.16%				Total SA	43,442		2,002
Assa Abloy AB	34,100	1,031		Transocean Ltd	16,618		785
NSK Ltd	51,000	308		Tullow Oil PLC	70,681		1,423
NTN Corp	12,000	32		Woodside Petroleum Ltd	10,871		383
SKF AB	6,570	136					$67,739
Tenaris SA	7,344	142
		$1,649		Oil & Gas Services - 1.60%
				Amec PLC	783,248		13,668
Mining - 3.46%				Saipem SpA	51,534		2,368
Anglo American PLC	40,040	1,186		Subsea 7 SA	7,162		150
Antofagasta PLC	10,047	168		Technip SA	1,455		153
BHP Billiton Ltd	115,279	3,829					$16,339
BHP Billiton PLC	463,484	13,514
Boliden AB	6,498	99

See accompanying notes

Schedule of Investments
International Fund I
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Packaging & Containers - 0.04%				REITS (continued)
Amcor Ltd/Australia	21,016	$166		CapitaMall Trust	59,000		$93
Rexam PLC	22,324	152		Corio NV	1,548		68
Toyo Seikan Kaisha Ltd	3,800	44		Fonciere Des Regions	629		45
		$362		Goodman Group	155,711		613
				Hammerson PLC	18,106		131
Pharmaceuticals - 8.21%				Japan Prime Realty Investment Corp	17		44
Actelion Ltd (a)	2,816	128
				Japan Real Estate Investment Corp	13		123
Alfresa Holdings Corp	900	48		Land Securities Group PLC	14,541		180
Astellas Pharma Inc	248,500	11,806		Link REIT/The	38,000		166
AstraZeneca PLC	24,572	1,148		Nippon Building Fund Inc	15		145
Chugai Pharmaceutical Co Ltd	5,700	110		Unibail-Rodamco SE	7,169		1,375
Daiichi Sankyo Co Ltd	36,000	592		Westfield Group	175,423		1,835
Dainippon Sumitomo Pharma Co Ltd	3,800	42		Westfield Retail Trust	55,077		176
Eisai Co Ltd	4,100	181					$5,843
Elan Corp PLC (a)	4,700	55
GlaxoSmithKline PLC	779,737	17,942		Retail - 3.36%
Grifols SA (a)	3,799	118		Aeon Co Ltd	10,300		124
Grifols SA ADR(a)	100	2		Cie Financiere Richemont SA	9,214		521
Hikma Pharmaceuticals PLC	12,589	137		Citizen Holdings Co Ltd	6,800		38
Hisamitsu Pharmaceutical Co Inc	1,500	75		FamilyMart Co Ltd	1,500		71
Kyowa Hakko Kirin Co Ltd	7,000	78		Fast Retailing Co Ltd	3,300		678
Medipal Holdings Corp	3,600	52		Harvey Norman Holdings Ltd	13,521		28
Mitsubishi Tanabe Pharma Corp	5,700	87		Hennes & Mauritz AB	62,866		2,321
Novartis AG	35,411	2,079		Inditex SA	15,677		1,614
Novo Nordisk A/S	31,906	4,920		Isetan Mitsukoshi Holdings Ltd	9,700		102
Ono Pharmaceutical Co Ltd	2,200	139		Kingfisher PLC	2,353,682		9,817
Orion OYJ	2,452	49		Lawson Inc	5,300		380
Otsuka Holdings Co Ltd	6,200	189		Lifestyle International Holdings Ltd	233,500		534
Roche Holding AG	129,489	22,929		Marks & Spencer Group PLC	26,698		139
Rohto Pharmaceutical Co Ltd	29,000	392		Marui Group Co Ltd	5,700		42
Sanofi	74,104	6,046		McDonald's Holdings Co Japan Ltd	1,700		49
Santen Pharmaceutical Co Ltd	1,700	72		Next PLC	13,488		679
Shionogi & Co Ltd	7,100	101		Nitori Holdings Co Ltd	850		79
Shire PLC	404,873	11,678		PPR	7,661		1,146
Suzuken Co Ltd	1,800	64		Seven & I Holdings Co Ltd	435,300		13,777
Takeda Pharmaceutical Co Ltd	37,400	1,718		Shimamura Co Ltd	600		70
Teva Pharmaceutical Industries Ltd	15,960	651		Swatch Group AG/The - BR	2,433		964
Tsumura & Co	1,300	37		Takashimaya Co Ltd	7,000		51
		$83,665		USS Co Ltd	560		60
				Wesfarmers Ltd	15,338		523
Pipelines - 0.01%				Yamada Denki Co Ltd	9,000		467
APA Group	13,739	71					$34,274
				Semiconductors - 2.05%
Real Estate - 1.54%				ARM Holdings PLC	25,156		217
Aeon Mall Co Ltd	1,900	45		ASM Pacific Technology Ltd	5,200		66
CapitaLand Ltd	65,000	156		ASML Holding NV	17,603		1,017
Cheung Kong Holdings Ltd	24,400	319
Daito Trust Construction Co Ltd	4,700	452		Infineon Technologies AG	1,406,593		10,221
				Rohm Co Ltd	2,500		90
Fraser and Neave Ltd	23,000	151		Samsung Electronics Co Ltd	7,904		9,086
Global Logistic Properties Ltd	46,000	83
Hang Lung Properties Ltd	38,000	134		Tokyo Electron Ltd	3,100		144
Henderson Land Development Co Ltd	115,000	667					$20,841
Hysan Development Co Ltd	16,000	67		Shipbuilding - 0.01%
IMMOFINANZ AG	23,341	76		SembCorp Marine Ltd	21,000		82
Keppel Land Ltd	19,000	52		Yangzijiang Shipbuilding Holdings Ltd	47,000		37
Lend Lease Group	13,825	117					$119
Mitsubishi Estate Co Ltd	76,000	1,361
Mitsui Fudosan Co Ltd	60,000	1,156		Software - 1.64%
New World Development Co Ltd	93,000	118		Amadeus IT Holding SA	30,906		667
				Check Point Software Technologies Ltd (a)	229,551		11,149
NTT Urban Development Corp	30	24
Sino Land Co Ltd	75,917	129		Dassault Systemes SA	1,539		152
Sumitomo Realty & Development Co Ltd	6,244	155		Konami Corp	13,700		292
				Nexon Co Ltd (a)	2,700		55
Sun Hung Kai Properties Ltd	826,254	10,264
Tokyu Land Corp	11,000	56		Nomura Research Institute Ltd	16,500		341
UOL Group Ltd	12,000	50		Oracle Corp Japan	1,000		45
Wheelock & Co Ltd	23,000	90		Sage Group PLC/The	89,796		404
		$15,722		SAP AG	57,287		3,636
							$16,741
REITS - 0.57%
Ascendas Real Estate Investment Trust	46,000	84
British Land Co PLC	91,582	765

See accompanying notes

Schedule of Investments
International Fund I
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Storage & Warehousing - 0.00%				Transportation (continued)
Mitsubishi Logistics Corp	3,000	$32		Tobu Railway Co Ltd	26,000	$141
				Tokyu Corp	29,000	139
				Toll Holdings Ltd	16,188	68
Telecommunications - 5.46%				West Japan Railway Co	19,600	845
Belgacom SA	3,925	113
BT Group PLC	384,217	1,307				$5,967
China Mobile Ltd	992,500	11,582		Water - 1.00%
Deutsche Telekom AG	43,588	491		United Utilities Group PLC	956,214	10,226
Elisa OYJ	3,227	67
Foxconn International Holdings Ltd (a)	55,000	16		TOTAL COMMON STOCKS		$989,241
France Telecom SA	27,425	367		PREFERRED STOCKS - 0.38%	Shares Held	Value (000's)
HKT Trust / HKT Ltd	1,518,000	1,208
Idea Cellular Ltd - Warrants (a)	5,144,203	7,394		Automobile Manufacturers - 0.21%
KDDI Corp	48	330		Porsche Automobil Holding SE	2,605	134
Koninklijke KPN NV	15,583	128		Volkswagen AG	11,931	2,030
Millicom International Cellular SA	1,300	118				$2,164
NICE Systems Ltd (a)	1,518	55
				Consumer Products - 0.09%
Nippon Telegraph & Telephone Corp	284,100	13,188		Henkel AG & Co KGaA	12,579	903
Nokia OYJ	56,922	137
NTT DOCOMO Inc	706	1,180
PCCW Ltd	104,000	41		Electric - 0.00%
SES SA	7,816	188		RWE AG	968	34
Singapore Telecommunications Ltd	332,000	953
Softbank Corp	62,305	2,378		Media - 0.08%
StarHub Ltd	14,000	43		ProSiebenSat.1 Media AG	36,500	764
Swisscom AG	1,646	658
TDC A/S	12,611	86		TOTAL PREFERRED STOCKS		$3,865
Telecom Corp of New Zealand Ltd	244,344	524			Maturity
Telecom Italia SpA	1,315,536	1,071		REPURCHASE AGREEMENTS - 1.67%	Amount (000's)	Value (000's)
Telecom Italia SpA - RSP	303,800	211
Telefonaktiebolaget LM Ericsson	46,362	430		Banks - 1.67%
Telefonica SA	62,108	704		Investment in Joint Trading Account; Credit	$4,496	$4,496
Telenet Group Holding NV	1,444	64		Suisse Repurchase Agreement; 0.15%
Telenor ASA	55,641	940		dated 07/31/2012 maturing 08/01/2012
TeliaSonera AB	33,287	220		(collateralized by US Government
Telstra Corp Ltd	178,139	749		Securities; $4,585,743; 3.88% - 9.00%;
Vivendi SA	60,593	1,149		dated 11/15/18 - 08/15/40)
Vodafone Group PLC	2,620,563	7,500		Investment in Joint Trading Account; Deutsche	4,662	4,662
		$55,590		Bank Repurchase Agreement; 0.18% dated
				07/31/2012 maturing 08/01/2012
Textiles - 0.06%				(collateralized by US Government
Teijin Ltd	22,000	64		Securities; $4,755,585; 0.00% - 8.95%;
Toray Industries Inc	80,000	501		dated 08/15/12 - 10/15/37)
		$565		Investment in Joint Trading Account; JP	3,497	3,497
Toys, Games & Hobbies - 0.02%				Morgan Repurchase Agreement; 0.17%
Namco Bandai Holdings Inc	4,900	70		dated 07/31/2012 maturing 08/01/2012
Nintendo Co Ltd	1,500	167		(collateralized by US Government
		$237		Securities; $3,566,688; 0.00% - 10.35%;
				dated 08/15/12 - 05/15/42)
Transportation - 0.59%				Investment in Joint Trading Account; Merrill	4,336	4,336
AP Moeller - Maersk A/S - A shares	13	86		Lynch Repurchase Agreement; 0.16%
AP Moeller - Maersk A/S - B shares	140	968		dated 07/31/2012 maturing 08/01/2012
Asciano Ltd	23,170	105		(collateralized by US Government
Central Japan Railway Co	26	215		Securities; $4,422,443; 0.00% - 5.63%;
ComfortDelGro Corp Ltd	44,000	59		dated 05/02/13 - 11/23/35)
Deutsche Post AG	14,265	256				$16,991
DSV A/S	5,165	111		TOTAL REPURCHASE AGREEMENTS		$16,991
East Japan Railway Co	19,600	1,253		Total Investments		$1,010,097
Hankyu Hanshin Holdings Inc	29,000	155		Other Assets in Excess of Liabilities, Net - 0.85%		$8,646
Hutchison Port Holdings Trust	135,000	102		TOTAL NET ASSETS - 100.00%		$1,018,743
Kamigumi Co Ltd	56,000	449
Kawasaki Kisen Kaisha Ltd	16,000	24
Kintetsu Corp	41,000	163		(a) Non-Income Producing Security
Koninklijke Vopak NV	1,827	116		(b) Security is Illiquid
Mitsui OSK Lines Ltd	28,000	85		(c)	Security exempt from registration under Rule 144A of the Securities Act of
MTR Corp Ltd	36,000	126		1933. These securities may be resold in transactions exempt from
Nippon Express Co Ltd	22,000	90		registration, normally to qualified institutional buyers. Unless otherwise
Nippon Yusen KK	36,000	80		indicated, these securities are not considered illiquid. At the end of the
Odakyu Electric Railway Co Ltd	16,000	164		period, the value of these securities totaled $359 or 0.04% of net assets.
Orient Overseas International Ltd	5,500	31
QR National Ltd	40,574	136

See accompanying notes

Schedule of Investments
International Fund I
July 31, 2012 (unaudited)

Portfolio Summary (unaudited)
Country		Percent
United Kingdom		22 .12%
Japan		17 .68%
France		9.17%
Switzerland		8.32%
Germany		8.28%
Australia		6.36%
Hong Kong		5.30%
Canada		2.67%
Netherlands		2.62%
Sweden		1.89%
United States		1.67%
Ireland		1.45%
Belgium		1.36%
Norway		1.34%
Israel		1.26%
Italy		1.08%
Korea, Republic Of		0.89%
Spain		0.87%
Luxembourg		0.85%
China		0.75%
Brazil		0.74%
Denmark		0.73%
Singapore		0.69%
Russian Federation		0.67%
Finland		0.12%
Macao		0.10%
New Zealand		0.06%
Guernsey		0.03%
Austria		0.03%
Bermuda		0.03%
Portugal		0.01%
Jersey, Channel Islands		0.01%
Other Assets in Excess of Liabilities, Net		0.85%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
eMini MSCI EAFE; September 2012	Long	237	$16,485	$16,882	$397
S&P 500 Emini; September 2012	Long	106	7,098	7,285	187
Total					$584

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
July 31, 2012 (unaudited)

COMMON STOCKS - 96.87%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.11%				Beverages (continued)
Interpublic Group of Cos Inc/The	15,601	$154		Dr Pepper Snapple Group Inc	14,500		$661
Omnicom Group Inc	19,841	996		Green Mountain Coffee Roasters Inc (a)	9,300		170
		$1,150		Molson Coors Brewing Co	16,700		707
				Monster Beverage Corp (a)	5,250		349
Aerospace & Defense - 1.34%				PepsiCo Inc	175,961		12,797
Boeing Co/The	46,956	3,470					$27,503
General Dynamics Corp	8,180	519
L-3 Communications Holdings Inc	3,461	245		Biotechnology - 0.94%
Lockheed Martin Corp	5,955	532		Alexion Pharmaceuticals Inc (a)	10,025		1,051
Northrop Grumman Corp	5,763	382		Amgen Inc	36,005		2,974
Orbital Sciences Corp (a)	359,788	4,713		Biogen Idec Inc (a)	12,517		1,826
Raytheon Co	9,357	519		Celgene Corp (a)	17,891		1,225
Rockwell Collins Inc	5,198	263		Dendreon Corp (a)	17,500		83
United Technologies Corp	46,487	3,461		Gilead Sciences Inc (a)	43,291		2,352
		$14,104		Life Technologies Corp (a)	9,316		408
Agriculture - 2.35%							$9,919
Altria Group Inc	79,953	2,876		Building Materials - 0.04%
Archer-Daniels-Midland Co	29,145	760		Martin Marietta Materials Inc	5,500		413
Lorillard Inc	3,021	389
Philip Morris International Inc	227,229	20,778		Chemicals - 2.20%
		$24,803		Air Products & Chemicals Inc	6,062		488
Airlines - 0.05%				Airgas Inc	2,383		189
Southwest Airlines Co	27,031	248		Celanese Corp	49,560		1,890
United Continental Holdings Inc (a)	16,400	310		CF Industries Holdings Inc	2,290		448
		$558		Dow Chemical Co/The	40,434		1,164
				Eastman Chemical Co	4,790		250
Apparel - 0.34%				Ecolab Inc	96,415		6,311
Coach Inc	20,412	1,007		EI du Pont de Nemours & Co	20,878		1,038
Nike Inc	19,407	1,812		FMC Corp	4,884		267
Ralph Lauren Corp	2,260	326		LyondellBasell Industries NV	75,950		3,382
VF Corp	3,055	456		Monsanto Co	30,086		2,576
		$3,601		Mosaic Co/The	8,136		473
Automobile Manufacturers - 0.42%				Potash Corp of Saskatchewan Inc	13,500		596
Ford Motor Co	412,174	3,809		PPG Industries Inc	10,193		1,115
General Motors Co (a)	33,500	660		Praxair Inc	15,155		1,572
		$4,469		Sherwin-Williams Co/The	8,323		1,118
				Sigma-Aldrich Corp	4,222		292
Automobile Parts & Equipment - 0.13%							$23,169
BorgWarner Inc (a)	4,008	269
Johnson Controls Inc	31,453	776		Coal - 0.03%
TRW Automotive Holdings Corp (a)	7,800	306		Consol Energy Inc	10,700		310
		$1,351
Banks - 6.80%				Commercial Services - 0.93%
				Apollo Group Inc (a)	3,457		94
Bank of America Corp	500,429	3,673
Bank of New York Mellon Corp/The	27,619	588		Automatic Data Processing Inc	89,224		5,046
BB&T Corp	15,513	487		Equifax Inc	4,191		196
Capital One Financial Corp	86,707	4,898		H&R Block Inc	9,399		152
Citigroup Inc	278,362	7,553		Mastercard Inc	5,608		2,448
Comerica Inc	6,736	203		Moody's Corp	17,500		709
Fifth Third Bancorp	60,570	837		Paychex Inc	4,100		134
Goldman Sachs Group Inc/The	21,880	2,208		Robert Half International Inc	15,570		420
Huntington Bancshares Inc/OH	78,229	486		Total System Services Inc	5,614		133
JP Morgan Chase & Co	375,338	13,512		Western Union Co/The	27,500		480
M&T Bank Corp	4,420	379					$9,812
Morgan Stanley	91,007	1,243		Computers - 7.50%
Northern Trust Corp	29,632	1,345		Accenture PLC - Class A	27,742		1,673
PNC Financial Services Group Inc	28,725	1,698		Apple Inc	81,535		49,799
Regions Financial Corp	73,900	514		Cognizant Technology Solutions Corp (a)	5,994		340
State Street Corp	11,183	452		Dell Inc (a)	203,913		2,422
SunTrust Banks Inc	213,457	5,048		EMC Corp/MA (a)	145,807		3,821
US Bancorp	101,637	3,405		Hewlett-Packard Co	49,127		896
Wells Fargo & Co	675,501	22,838		International Business Machines Corp	89,910		17,620
Zions Bancorporation	15,800	288		Lexmark International Inc	2,477		43
		$71,655		NetApp Inc (a)	19,994		654
				SanDisk Corp (a)	15,400		634
Beverages - 2.61%				Seagate Technology PLC	12,962		389
Beam Inc	5,481	345		Teradata Corp (a)	5,809		393
Coca-Cola Co/The	140,262	11,333		Western Digital Corp (a)	8,181		325
Coca-Cola Enterprises Inc	33,900	994
Constellation Brands Inc (a)	5,215	147					$79,009

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Consumer Products - 0.08%				Electronics (continued)
Avery Dennison Corp	3,721	$114		FLIR Systems Inc	5,310		$109
Kimberly-Clark Corp	8,913	775		Honeywell International Inc	166,101		9,643
		$889		Jabil Circuit Inc	6,448		140
				TE Connectivity Ltd	14,904		492
Cosmetics & Personal Care - 1.56%				Thermo Fisher Scientific Inc	106,509		5,929
Avon Products Inc	40,600	629		Tyco International Ltd	141,016		7,746
Colgate-Palmolive Co	20,377	2,188		Waters Corp (a)	3,114		241
Estee Lauder Cos Inc/The	7,864	412					$25,460
Procter & Gamble Co/The	203,845	13,156
		$16,385		Engineering & Construction - 0.06%
				Fluor Corp	5,800		288
Distribution & Wholesale - 0.13%				Jacobs Engineering Group Inc (a)	4,493		173
Fastenal Co	8,400	362		McDermott International Inc (a)	11,600		136
Genuine Parts Co	5,447	349					$597
WW Grainger Inc	3,132	642
		$1,353		Entertainment - 0.01%
				International Game Technology	10,404		118
Diversified Financial Services - 1.86%
American Express Co	161,157	9,301
Ameriprise Financial Inc	16,860	872		Environmental Control - 0.09%
BlackRock Inc	2,919	497		Stericycle Inc (a)	10,400		966
CME Group Inc	21,715	1,132
Discover Financial Services	22,250	800		Food - 2.35%
Federated Investors Inc	3,229	65		Campbell Soup Co	6,242		207
Franklin Resources Inc	8,430	969		ConAgra Foods Inc	14,226		351
IntercontinentalExchange Inc (a)	4,600	604
				General Mills Inc	49,056		1,898
Invesco Ltd	50,003	1,106		Hershey Co/The	5,237		376
NASDAQ OMX Group Inc/The	4,365	99		HJ Heinz Co	6,321		349
NYSE Euronext	8,747	223		Hormel Foods Corp	4,801		134
SLM Corp	30,105	481		JM Smucker Co/The	3,882		298
T Rowe Price Group Inc	6,519	396		Kellogg Co	63,665		3,036
TD Ameritrade Holding Corp	23,700	377		Kraft Foods Inc	64,654		2,567
Visa Inc	20,522	2,649		Kroger Co/The	48,019		1,064
		$19,571		McCormick & Co Inc/MD	209,350		12,745
Electric - 2.62%				Safeway Inc	8,278		129
AES Corp/The	134,799	1,625		Sysco Corp	11,551		340
Ameren Corp	8,485	290		Tyson Foods Inc	10,194		153
American Electric Power Co Inc	17,384	734		Whole Foods Market Inc	12,595		1,157
Calpine Corp (a)	24,600	420					$24,804
CMS Energy Corp	8,997	222		Forest Products & Paper - 0.70%
Consolidated Edison Inc	6,522	421		International Paper Co	226,192		7,421
Dominion Resources Inc/VA	12,725	691
DTE Energy Co	5,924	364
Duke Energy Corp	15,428	1,046		Gas - 0.97%
Edison International	23,694	1,094		CenterPoint Energy Inc	34,900		735
Entergy Corp	15,200	1,105		NiSource Inc	9,869		253
Exelon Corp	41,779	1,634		Sempra Energy	130,798		9,209
FirstEnergy Corp	26,986	1,356					$10,197
NextEra Energy Inc	9,287	658
Northeast Utilities	10,949	437		Hand & Machine Tools - 0.08%
NRG Energy Inc	33,300	660		Snap-on Inc	2,041		138
NV Energy Inc	229,070	4,190		Stanley Black & Decker Inc	10,030		671
PG&E Corp	22,543	1,041					$809
Pinnacle West Capital Corp	3,820	204		Healthcare - Products - 1.43%
PPL Corp	11,552	334		Baxter International Inc	27,771		1,625
Public Service Enterprise Group Inc	10,081	335		Boston Scientific Corp (a)	50,757		262
SCANA Corp	4,055	199		Covidien PLC	111,337		6,222
Southern Co/The	17,125	825		CR Bard Inc	5,774		561
TECO Energy Inc	15,900	289		DENTSPLY International Inc	22,800		829
Wisconsin Energy Corp	169,540	6,907		Edwards Lifesciences Corp (a)	6,600		668
Xcel Energy Inc	17,025	499		Hospira Inc (a)	3,100		108
		$27,580		Intuitive Surgical Inc (a)	1,276		615
				Medtronic Inc	23,931		943
Electrical Components & Equipment - 0.28%				Patterson Cos Inc	3,019		103
Emerson Electric Co	48,311	2,308
Energizer Holdings Inc	7,100	552		St Jude Medical Inc	15,308		572
				Stryker Corp	27,200		1,415
Molex Inc	4,802	121		Varian Medical Systems Inc (a)	3,839		209
		$2,981		Zimmer Holdings Inc	15,029		886
Electronics - 2.42%							$15,018
Agilent Technologies Inc	21,757	833
Amphenol Corp	5,549	327

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Healthcare - Services - 0.86%				Lodging (continued)
Aetna Inc	71,064	$2,563		Marriott International Inc/DE	74,426		$2,710
Cigna Corp	9,875	398		Starwood Hotels & Resorts Worldwide Inc	83,878		4,542
Coventry Health Care Inc	4,938	165		Wyndham Worldwide Corp	5,104		266
DaVita Inc (a)	2,100	207		Wynn Resorts Ltd	1,100		103
HCA Holdings Inc	16,500	437					$8,448
Humana Inc	8,537	525
Laboratory Corp of America Holdings (a)	3,399	286		Machinery - Construction & Mining - 0.27%
Quest Diagnostics Inc	6,500	380		Caterpillar Inc	31,963		2,692
UnitedHealth Group Inc	57,753	2,950		Joy Global Inc	3,700		192
WellPoint Inc	20,798	1,108					$2,884
		$9,019		Machinery - Diversified - 0.36%
Home Builders - 1.13%				Cummins Inc	13,899		1,333
Lennar Corp	94,743	2,768		Deere & Co	17,898		1,375
Toll Brothers Inc (a)	311,884	9,097		Flowserve Corp	1,906		229
		$11,865		Rockwell Automation Inc	4,915		331
				Roper Industries Inc	3,388		337
Home Furnishings - 0.04%				Xylem Inc/NY	6,385		153
Harman International Industries Inc	9,454	381					$3,758
				Media - 3.29%
Housewares - 0.02%				CBS Corp	12,915		432
Newell Rubbermaid Inc	9,983	176		Comcast Corp - Class A	114,220		3,718
				DIRECTV (a)	25,344		1,258
				Discovery Communications Inc - A Shares (a)	8,780		444
Insurance - 2.97%				Discovery Communications Inc - C Shares (a)	12,250		571
ACE Ltd	7,728	568
Aflac Inc	10,707	469		Gannett Co Inc	8,285		117
Allstate Corp/The	51,023	1,750		McGraw-Hill Cos Inc/The	20,722		973
American International Group Inc (a)	12,633	395		News Corp - Class A	47,424		1,092
Assurant Inc	3,059	111		News Corp - Class B	389,236		9,026
Berkshire Hathaway Inc - Class A (a)	45	5,735		Scripps Networks Interactive Inc	3,338		180
Berkshire Hathaway Inc - Class B (a)	64,748	5,494		Time Warner Cable Inc	16,728		1,421
Chubb Corp/The	22,315	1,622		Time Warner Inc	48,084		1,881
Cincinnati Financial Corp	5,590	211		Viacom Inc	11,882		555
Lincoln National Corp	9,829	197		Walt Disney Co/The	265,387		13,042
Loews Corp	20,385	807					$34,710
Marsh & McLennan Cos Inc	38,757	1,287		Metal Fabrication & Hardware - 0.13%
MetLife Inc	294,809	9,071		Precision Castparts Corp	8,668		1,348
Prudential Financial Inc	9,341	451
Sun Life Financial Inc	7,200	156
Torchmark Corp	3,503	174		Mining - 0.26%
Travelers Cos Inc/The	21,560	1,351		Freeport-McMoRan Copper & Gold Inc	45,967		1,548
Willis Group Holdings PLC	10,400	385		Newmont Mining Corp	21,170		941
XL Group PLC	51,100	1,055		Vulcan Materials Co	6,900		267
		$31,289					$2,756
Internet - 3.44%				Miscellaneous Manufacturing - 3.30%
Amazon.com Inc (a)	24,014	5,602		3M Co	39,222		3,578
eBay Inc (a)	89,794	3,978		Cooper Industries PLC	14,542		1,046
Expedia Inc	3,318	189		Danaher Corp	54,857		2,897
Facebook Inc (a)	81,670	1,773		Dover Corp	6,422		350
Google Inc (a)	32,693	20,694		Eaton Corp	130,261		5,711
Groupon Inc (a)	22,000	147		General Electric Co	854,235		17,725
Liberty Interactive Corp (a)	21,100	395		Illinois Tool Works Inc	10,679		580
Netflix Inc (a)	8,100	460		Ingersoll-Rand PLC	27,987		1,187
priceline.com Inc (a)	3,426	2,267		Pall Corp	4,500		240
Symantec Corp (a)	25,510	402		Parker Hannifin Corp	5,277		424
Yahoo! Inc (a)	23,986	380		Textron Inc	38,699		1,008
		$36,287					$34,746
Iron & Steel - 0.08%				Office & Business Equipment - 0.06%
Cliffs Natural Resources Inc	4,966	203		Pitney Bowes Inc	6,986		93
Nucor Corp	11,700	459		Xerox Corp	82,579		573
United States Steel Corp	11,100	229					$666
		$891		Oil & Gas - 8.80%
Leisure Products & Services - 0.55%				Anadarko Petroleum Corp	21,255		1,476
Carnival Corp	32,300	1,075		Apache Corp	96,506		8,311
Harley-Davidson Inc	107,982	4,668		Chesapeake Energy Corp	22,685		427
		$5,743		Chevron Corp	143,855		15,764
				Cimarex Energy Co	2,800		159
Lodging - 0.80%				ConocoPhillips	28,643		1,559
Las Vegas Sands Corp	22,700	827		Denbury Resources Inc (a)	13,649		206

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Oil & Gas (continued)				REITS (continued)
Devon Energy Corp	93,552	$5,530		Equity Residential	6,813		$431
Diamond Offshore Drilling Inc	94,937	6,211		General Growth Properties Inc	17,400		315
EOG Resources Inc	6,041	592		HCP Inc	8,092		382
EQT Corp	5,600	316		Health Care REIT Inc	7,353		458
Exxon Mobil Corp	415,496	36,086		Host Hotels & Resorts Inc	24,701		363
Helmerich & Payne Inc	3,755	175		Kimco Realty Corp	14,232		277
Hess Corp	92,361	4,356		Plum Creek Timber Co Inc	5,644		229
Marathon Oil Corp	15,804	418		Prologis Inc	17,453		564
Marathon Petroleum Corp	11,734	555		Public Storage	7,126		1,062
Murphy Oil Corp	23,080	1,239		Simon Property Group Inc	16,757		2,690
Nabors Industries Ltd (a)	10,095	140		Ventas Inc	6,544		440
Newfield Exploration Co (a)	9,400	287		Vornado Realty Trust	17,093		1,427
Noble Corp (a)	18,419	681		Weyerhaeuser Co	20,767		485
Noble Energy Inc	6,122	535					$20,719
Occidental Petroleum Corp	32,708	2,847
Phillips 66	25,994	977		Retail - 5.56%
				AutoZone Inc (a)	3,018		1,132
Pioneer Natural Resources Co	5,400	479		Bed Bath & Beyond Inc (a)	12,706		774
QEP Resources Inc	6,207	186
Range Resources Corp	7,800	488		Best Buy Co Inc	9,923		179
				Big Lots Inc (a)	2,294		93
Southwestern Energy Co (a)	18,300	608
				CarMax Inc (a)	44,000		1,225
Tesoro Corp	13,761	380		Chipotle Mexican Grill Inc (a)	2,593		757
Valero Energy Corp	54,312	1,494
WPX Energy Inc (a)	14,266	228		Costco Wholesale Corp	8,611		828
		$92,710		CVS Caremark Corp	52,624		2,381
				Dollar General Corp (a)	19,400		990
Oil & Gas Services - 1.46%				Dollar Tree Inc (a)	7,990		402
Baker Hughes Inc	18,389	852		GameStop Corp	4,771		76
Cameron International Corp (a)	11,300	568		Gap Inc/The	11,612		342
FMC Technologies Inc (a)	13,100	591		Home Depot Inc/The	62,756		3,275
Halliburton Co	18,383	609		Kohl's Corp	40,958		2,037
National Oilwell Varco Inc	113,725	8,223		Lowe's Cos Inc	27,988		710
Schlumberger Ltd	64,332	4,584		Macy's Inc	36,786		1,318
		$15,427		McDonald's Corp	45,176		4,037
				Nordstrom Inc	5,590		303
Packaging & Containers - 0.08%				O'Reilly Automotive Inc (a)	4,452		382
Ball Corp	13,359	555		Ross Stores Inc	19,969		1,327
Bemis Co Inc	3,605	111		Staples Inc	24,274		309
Owens-Illinois Inc (a)	5,749	106
				Starbucks Corp	48,049		2,176
Sealed Air Corp	6,716	109		Target Corp	126,923		7,699
		$881		TJX Cos Inc	159,639		7,069
Pharmaceuticals - 7.81%				Walgreen Co	19,995		727
Abbott Laboratories	60,061	3,983		Wal-Mart Stores Inc	150,593		11,209
Allergan Inc/United States	13,516	1,110		Yum! Brands Inc	104,483		6,774
AmerisourceBergen Corp	17,437	692					$58,531
Bristol-Myers Squibb Co	302,382	10,765		Savings & Loans - 0.01%
Cardinal Health Inc	12,089	521		People's United Financial Inc	12,560		144
Eli Lilly & Co	45,084	1,985
Express Scripts Holding Co (a)	42,131	2,441
Forest Laboratories Inc (a)	9,213	309		Semiconductors - 3.73%
GlaxoSmithKline PLC ADR	124,039	5,706		Advanced Micro Devices Inc (a)	20,519		83
Johnson & Johnson	254,704	17,631		Altera Corp	11,110		394
McKesson Corp	14,390	1,306		Analog Devices Inc	10,416		407
Mead Johnson Nutrition Co	4,061	296		Applied Materials Inc	112,054		1,220
Merck & Co Inc	285,730	12,620		ASML Holding NV	133,930		7,701
Pfizer Inc	951,124	22,864		Atmel Corp (a)	115,900		679
Sanofi-Aventis SA - Rights (a)	5,301	8		Broadcom Corp	163,346		5,534
		$82,237		Intel Corp	231,375		5,946
				KLA-Tencor Corp	5,831		297
Pipelines - 0.34%				Lam Research Corp (a)	15,137		521
Kinder Morgan Inc/Delaware	10,062	360		Linear Technology Corp	7,884		254
ONEOK Inc	7,157	319		Marvell Technology Group Ltd	33,400		376
Spectra Energy Corp	48,268	1,481		Micron Technology Inc (a)	144,700		899
Williams Cos Inc/The	44,263	1,407		NVIDIA Corp (a)	83,256		1,127
		$3,567		Qualcomm Inc	161,978		9,667
				Teradyne Inc (a)	6,428		95
REITS - 1.97%
American Tower Corp	116,299	8,409		Texas Instruments Inc	133,010		3,623
Annaly Capital Management Inc	109,970	1,917		Xilinx Inc	15,657		508
Apartment Investment & Management Co	4,867	133					$39,331
AvalonBay Communities Inc	5,229	769		Software - 4.06%
Boston Properties Inc	3,317	368		Adobe Systems Inc (a)	16,992		525

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	REPURCHASE AGREEMENTS	Maturity
Software (continued)				(continued)	Amount (000's)	Value(000	's)
Akamai Technologies Inc (a)	7,200	$253		Banks (continued)
Autodesk Inc (a)	164,364	5,575		Investment in Joint Trading Account; JP	$6,811	$6,810
BMC Software Inc (a)	31,743	1,257		Morgan Repurchase Agreement; 0.17%
CA Inc	12,188	293		dated 7/31/2012 maturing 8/1/2012
Check Point Software Technologies Ltd (a)	3,500	170		(collateralized by US Government
Citrix Systems Inc (a)	6,411	466		Securities; $6,946,703; 0.00% - 10.35%;
Dun & Bradstreet Corp/The	1,668	134		dated 08/15/12 - 05/15/42)
Electronic Arts Inc (a)	7,000	77		Investment in Joint Trading Account; Merrill	8,445	8,445
Fidelity National Information Services Inc	12,778	402		Lynch Repurchase Agreement; 0.16%
Fiserv Inc (a)	4,674	328		dated 7/31/2012 maturing 8/1/2012
Intuit Inc	6,684	388		(collateralized by US Government
Microsoft Corp	773,444	22,793		Securities; $8,613,422; 0.00% - 5.63%;
Oracle Corp	195,969	5,919		dated 05/02/13 - 11/23/35)
Red Hat Inc (a)	18,354	984				$33,092
Salesforce.com Inc (a)	6,387	794		TOTAL REPURCHASE AGREEMENTS		$33,092
SAP AG ADR	38,980	2,470		Total Investments		$1,053,679
		$42,828		Liabilities in Excess of Other Assets, Net - (0.01)%		$(82)
Telecommunications - 3.55%				TOTAL NET ASSETS - 100.00%		$1,053,597
AT&T Inc	298,094	11,303
CenturyLink Inc	12,244	509		(a) Non-Income Producing Security
Cisco Systems Inc	423,372	6,753
Corning Inc	33,998	388
Crown Castle International Corp (a)	13,200	817
Harris Corp	3,918	163		Portfolio Summary (unaudited)
Juniper Networks Inc (a)	55,600	975		Sector		Percent
MetroPCS Communications Inc (a)	8,200	72		Consumer, Non-cyclical		20 .92%
Sprint Nextel Corp (a)	174,500	761		Financial		16 .75%
Verizon Communications Inc	341,573	15,418		Technology		15 .35%
Windstream Corp	20,151	201		Energy		10 .63%
		$37,360		Communications		10 .39%
				Industrial		9.83%
Textiles - 0.04%				Consumer, Cyclical		9.31%
Cintas Corp	10,656	422		Utilities		3.59%
				Basic Materials		3.24%
Toys, Games & Hobbies - 0.09%				Liabilities in Excess of Other Assets, Net		(0 .01)%
Hasbro Inc	14,097	505		TOTAL NET ASSETS		100.00%
Mattel Inc	11,856	417
		$922
Transportation - 1.38%
CH Robinson Worldwide Inc	4,000	211
CSX Corp	50,994	1,170
Expeditors International of Washington Inc	2,400	85
FedEx Corp	16,981	1,533
Norfolk Southern Corp	6,492	481
Union Pacific Corp	23,853	2,925
United Parcel Service Inc	107,938	8,161
		$14,566
TOTAL COMMON STOCKS		$1,020,587
	Maturity
REPURCHASE AGREEMENTS - 3.14%	Amount (000's)	Value(000	's)

Banks - 3.14%
Investment in Joint Trading Account; Credit	$8,756	$8,756
Suisse Repurchase Agreement; 0.15%
dated 7/31/2012 maturing 8/1/2012
(collateralized by US Government
Securities; $8,931,475; 3.88% - 9.00%;
dated 11/15/18 - 08/15/40)
Investment in Joint Trading Account; Deutsche	9,081	9,081
Bank Repurchase Agreement; 0.18% dated
7/31/2012 maturing 8/1/2012
(collateralized by US Government
Securities; $9,262,270; 0.00% - 8.95%;
dated 08/15/12 - 10/15/37)

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
July 31, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2012	Long	510	$33,835	$35,052	$1,217
Total					$1,217
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
LargeCap Growth Fund
July 31, 2012 (unaudited)

COMMON STOCKS - 95.48%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Apparel - 2.50%				Machinery - Diversified - 2.47%
Michael Kors Holdings Ltd (a)	548,511	$22,648		Cummins Inc	258,300		$24,771
Nike Inc	398,700	37,219		Deere & Co	447,784		34,399
		$59,867					$59,170
Automobile Manufacturers - 1.06%				Media- 0.84%
Ford Motor Co	2,750,988	25,419		Comcast Corp - Class A	615,400		20,031
Banks - 3.04%				Oil & Gas - 2.66%
Capital One Financial Corp	1,285,061	72,593		Cabot Oil & Gas Corp	659,996		27,845
				Noble Energy Inc	409,200		35,777
Beverages - 3.15%							$63,622
Coca-Cola Co/The	933,500	75,427		Oil & Gas Services - 1.05%
				National Oilwell Varco Inc	346,600		25,059
Biotechnology - 4.36%
Alexion Pharmaceuticals Inc (a)	370,068	38,802		Pharmaceuticals - 7.59%
Biogen Idec Inc (a)	193,800	28,262		Allergan Inc/United States	572,500		46,985
Gilead Sciences Inc (a)	686,000	37,270		Bristol-Myers Squibb Co	502,400		17,886
		$104,334		Merck & Co Inc	408,700		18,052
				Pfizer Inc	3,084,500		74,151
Building Materials - 0.45%				Valeant Pharmaceuticals International Inc (a)	513,679		24,431
Masco Corp	904,700	10,883					$181,505
Chemicals - 3.80%				Retail - 10.50%
				Bed Bath & Beyond Inc (a)	363,598		22,161
LyondellBasell Industries NV	585,200	26,059		Chipotle Mexican Grill Inc (a)	32,800		9,588
Monsanto Co	565,040	48,379
Sherwin-Williams Co/The	122,600	16,471		Home Depot Inc/The	1,115,000		58,181
		$90,909		Ltd Brands Inc	566,900		26,956
				Lululemon Athletica Inc (a)	263,900		14,905
Commercial Services - 3.37%				Starbucks Corp	1,239,500		56,125
Mastercard Inc	184,481	80,539		Tractor Supply Co	134,500		12,222
				Ulta Salon Cosmetics & Fragrance Inc	175,400		14,888
Computers - 12.41%				Yum! Brands Inc	557,800		36,168
Accenture PLC - Class A	762,700	45,991					$251,194
Apple Inc	323,107	197,341		Semiconductors - 4.13%
EMC Corp/MA (a)	905,828	23,741		Avago Technologies Ltd	751,839		27,818
Teradata Corp (a)	438,300	29,638		Qualcomm Inc	1,189,000		70,960
		$296,711					$98,778
Cosmetics & Personal Care - 0.93%				Software - 4.55%
Estee Lauder Cos Inc/The	422,582	22,135		Citrix Systems Inc (a)	385,000		27,982
				Salesforce.com Inc (a)	257,000		31,961
				VeriFone Systems Inc (a)	607,200		22,035
Diversified Financial Services - 7.27%				VMware Inc (a)	295,000		26,774
American Express Co	605,100	34,920
Discover Financial Services	1,838,655	66,118					$108,752
Visa Inc	564,532	72,864		Telecommunications - 3.28%
		$173,902		AT&T Inc	2,068,500		78,437
Food - 1.70%
Whole Foods Market Inc	442,600	40,622		Transportation - 3.70%
				FedEx Corp	494,800		44,680
Healthcare - Products - 0.66%				Union Pacific Corp	356,900		43,760
Intuitive Surgical Inc (a)	32,900	15,841					$88,440
				TOTAL COMMON STOCKS			$2,283,642
					Maturity
Internet - 6.77%				REPURCHASE AGREEMENTS - 3.56%	Amount (000's)	Value	(000	's)
eBay Inc (a)	1,055,100	46,741
Google Inc (a)	90,149	57,062		Banks- 3.56%
LinkedIn Corp (a)	136,700	14,032		Investment in Joint Trading Account; Credit	$22,551		$22,551
priceline.com Inc (a)	66,700	44,138		Suisse Repurchase Agreement; 0.15%
		$161,973		dated 7/31/2012 maturing 8/1/2012
				(collateralized by US Government
Lodging - 1.71%				Securities; $23,002,339; 3.88% - 9.00%;
Las Vegas Sands Corp	622,600	22,675		dated 11/15/18 - 08/15/40)
MGM Resorts International (a)	1,917,200	18,252		Investment in Joint Trading Account; Deutsche	23,387		23,387
		$40,927		Bank Repurchase Agreement; 0.18% dated
Machinery - Construction & Mining - 1.53%				7/31/2012 maturing 8/1/2012
Caterpillar Inc	434,300	36,572		(collateralized by US Government
				Securities; $23,854,278; 0.00% - 8.95%;
				dated 08/15/12 - 10/15/37)

See accompanying notes

Schedule of Investments LargeCap Growth Fund July 31, 2012 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value(000	's)
Banks (continued)
Investment in Joint Trading Account; JP	$17,540	$17,540
Morgan Repurchase Agreement; 0.17%
dated 7/31/2012 maturing 8/1/2012
(collateralized by US Government
Securities; $17,890,708; 0.00% - 10.35%;
dated 08/15/12 - 05/15/42)
Investment in Joint Trading Account; Merrill	21,748	21,748
Lynch Repurchase Agreement; 0.16%
dated 7/31/2012 maturing 8/1/2012
(collateralized by US Government
Securities; $22,183,217; 0.00% - 5.63%;
dated 05/02/13 - 11/23/35)
		$85,226
TOTAL REPURCHASE AGREEMENTS		$85,226
Total Investments		$2,368,868
Other Assets in Excess of Liabilities, Net - 0.96%		$22,898
TOTAL NET ASSETS - 100.00%		$2,391,766

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		21 .76%
Technology		21 .09%
Consumer, Cyclical		15 .77%
Financial		13 .87%
Communications		10 .89%
Industrial		8.15%
Basic Materials		3.80%
Energy		3.71%
Other Assets in Excess of Liabilities, Net		0.96%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
July 31, 2012 (unaudited)

COMMON STOCKS - 97.21%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.03%				Chemicals (continued)
Interpublic Group of Cos Inc/The	4,338	$43		International Flavors & Fragrances Inc	13,617		$759
Omnicom Group Inc	29,663	1,488		Monsanto Co	60,292		5,162
		$1,531		NewMarket Corp	1,549		356
				PPG Industries Inc	17,208		1,884
Aerospace & Defense - 1.33%				Praxair Inc	356,193		36,959
BE Aerospace Inc (a)	17,346	680
				Rockwood Holdings Inc	3,663		162
Boeing Co/The	664,254	49,095		RPM International Inc	9,065		240
Lockheed Martin Corp	25,492	2,276		Sherwin-Williams Co/The	220,496		29,624
Rockwell Collins Inc	24,356	1,232		Sigma-Aldrich Corp	20,305		1,405
TransDigm Group Inc (a)	8,577	1,058
				Valspar Corp	15,636		785
Triumph Group Inc	3,009	188		Westlake Chemical Corp	758		45
United Technologies Corp	99,741	7,425		WR Grace & Co (a)	12,037		674
		$61,954					$90,276
Agriculture - 0.54%				Commercial Services - 3.62%
Altria Group Inc	186,169	6,696		Aaron's Inc	9,438		277
Lorillard Inc	12,776	1,644		Alliance Data Systems Corp (a)	8,455		1,099
Philip Morris International Inc	185,110	16,926		Apollo Group Inc (a)	17,651		480
		$25,266		Automatic Data Processing Inc	47,365		2,679
Airlines - 0.31%				Equifax Inc	18,208		853
Copa Holdings SA	4,715	365		FleetCor Technologies Inc (a)	8,627		319
Delta Air Lines Inc (a)	91,205	880		Gartner Inc (a)	15,664		695
Southwest Airlines Co	26,396	243		Genpact Ltd (a)	2,189,271		38,137
United Continental Holdings Inc (a)	677,077	12,790		H&R Block Inc	32,452		523
				ITT Educational Services Inc (a)	4,838		188
		$14,278
				Lender Processing Services Inc	14,825		366
Apparel - 1.41%				Mastercard Inc	268,005		117,003
Carter's Inc (a)	8,574	434		Moody's Corp	32,949		1,335
Coach Inc	1,022,000	50,415		Morningstar Inc	4,038		234
Michael Kors Holdings Ltd (a)	14,236	588		Paychex Inc	34,137		1,116
Nike Inc	40,771	3,806		Robert Half International Inc	25,209		681
Ralph Lauren Corp	63,501	9,166		SEI Investments Co	23,848		505
VF Corp	9,645	1,440		Total System Services Inc	24,641		583
		$65,849		Verisk Analytics Inc (a)	21,293		1,070
Automobile Parts & Equipment - 0.07%				Western Union Co/The	59,994		1,046
BorgWarner Inc (a)	19,239	1,291					$169,189
Delphi Automotive PLC (a)	55,104	1,564		Computers - 13.91%
WABCO Holdings Inc (a)	10,561	580		Accenture PLC - Class A	1,089,797		65,714
		$3,435		Apple Inc	580,901		354,791
				Cognizant Technology Solutions Corp (a)	992,828		56,363
Beverages - 0.59%				EMC Corp/MA (a)	1,536,207		40,264
Coca-Cola Co/The	190,160	15,365		Fortinet Inc (a)	21,938		527
Monster Beverage Corp (a)	16,398	1,090
				IHS Inc (a)	113,800		12,549
PepsiCo Inc	152,360	11,081
		$27,536		International Business Machines Corp	124,773		24,453
				Jack Henry & Associates Inc	15,474		537
Biotechnology - 2.55%				NCR Corp (a)	28,146		656
Alexion Pharmaceuticals Inc (a)	212,512	22,282		NetApp Inc (a)	1,618,229		52,868
Amgen Inc	87,360	7,216		SanDisk Corp (a)	970,300		39,908
Biogen Idec Inc (a)	178,407	26,017		Teradata Corp (a)	18,558		1,255
Celgene Corp (a)	251,100	17,191		Western Digital Corp (a)	16,914		673
Gilead Sciences Inc (a)	812,343	44,134					$650,558
Illumina Inc (a)	20,727	860
Life Technologies Corp (a)	2,516	110		Consumer Products - 0.11%
Myriad Genetics Inc (a)	14,932	371		Church & Dwight Co Inc	14,388		829
Vertex Pharmaceuticals Inc (a)	20,671	1,003		Jarden Corp	3,231		146
		$119,184		Kimberly-Clark Corp	41,397		3,598
				Tupperware Brands Corp	9,357		490
Building Materials - 0.01%							$5,063
Armstrong World Industries Inc	3,557	137
Lennox International Inc	8,564	374		Cosmetics & Personal Care - 1.42%
		$511		Colgate-Palmolive Co	51,680		5,548
				Estee Lauder Cos Inc/The	1,133,669		59,382
Chemicals - 1.93%				Procter & Gamble Co/The	19,484		1,257
Airgas Inc	11,526	914					$66,187
Albemarle Corp	8,915	519
Celanese Corp	26,273	1,002		Distribution & Wholesale - 2.04%
CF Industries Holdings Inc	2,582	505		Fastenal Co	519,022		22,380
				Fossil Inc (a)	972,166		69,695
Eastman Chemical Co	21,024	1,099		Genuine Parts Co	17,158		1,099
Ecolab Inc	25,333	1,658		LKQ Corp(a)	24,771		875
EI du Pont de Nemours & Co	105,912	5,264
FMC Corp	23,036	1,260

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Distribution & Wholesale (continued)				Hand & Machine Tools - 0.02%
WW Grainger Inc	6,391	$1,309		Lincoln Electric Holdings Inc	14,833		$591
		$95,358		Snap-on Inc	2,046		139
Diversified Financial Services - 2.36%							$730
Affiliated Managers Group Inc (a)	6,434	718		Healthcare - Products - 3.96%
American Express Co	70,082	4,044		Baxter International Inc	55,603		3,253
BlackRock Inc	7,414	1,262		Becton Dickinson and Co	18,491		1,400
Charles Schwab Corp/The	3,556,779	44,922		Bruker BioSciences Corp (a)	14,346		170
Eaton Vance Corp	19,375	514		Cooper Cos Inc/The	2,500		188
Federated Investors Inc	12,852	259		Covidien PLC	4,358		244
Franklin Resources Inc	272,923	31,373		CR Bard Inc	14,099		1,371
IntercontinentalExchange Inc (a)	7,087	930		DENTSPLY International Inc	348,400		12,661
LPL Financial Holdings Inc	7,727	217		Edwards Lifesciences Corp (a)	293,474		29,700
T Rowe Price Group Inc	27,424	1,666		Henry Schein Inc (a)	9,046		677
TD Ameritrade Holding Corp	1,099,700	17,507		IDEXX Laboratories Inc (a)	617,240		54,422
Visa Inc	51,161	6,603		Intuitive Surgical Inc (a)	115,704		55,711
Waddell & Reed Financial Inc	15,235	443		Medtronic Inc	11,213		442
		$110,458		Patterson Cos Inc	15,330		523
				ResMed Inc	24,749		781
Electric - 0.01%				Sirona Dental Systems Inc (a)	1,823		79
ITC Holdings Corp	8,483	629		St Jude Medical Inc	40,630		1,518
				Stryker Corp	393,712		20,484
Electrical Components & Equipment - 0.11%				Thoratec Corp (a)	9,510		326
AMETEK Inc	40,500	1,255		Varian Medical Systems Inc (a)	18,735		1,023
Emerson Electric Co	67,522	3,226		Zimmer Holdings Inc	3,119		184
Hubbell Inc	8,690	715					$185,157
		$5,196		Healthcare - Services - 2.92%
Electronics - 2.44%				Covance Inc (a)	895,824		42,050
Agilent Technologies Inc	38,366	1,469		DaVita Inc (a)	619,088		60,931
Amphenol Corp	1,024,715	60,335		HCA Holdings Inc	18,947		502
FLIR Systems Inc	22,137	453		Laboratory Corp of America Holdings (a)	16,259		1,367
Honeywell International Inc	84,910	4,929		Quest Diagnostics Inc	3,150		184
Jabil Circuit Inc	6,006	130		UnitedHealth Group Inc	598,600		30,582
Mettler-Toledo International Inc (a)	5,428	840		Universal Health Services Inc	14,332		560
National Instruments Corp	1,733,821	44,802		WellPoint Inc	3,633		194
Waters Corp (a)	14,931	1,157					$136,370
		$114,115		Home Furnishings - 0.01%
Engineering & Construction - 1.31%				Tempur-Pedic International Inc (a)	11,007		314
Chicago Bridge & Iron Co NV ADR	10,541	377
Fluor Corp	1,231,158	61,041		Housewares - 0.01%
		$61,418		Toro Co	10,654		401
Entertainment - 0.02%
Bally Technologies Inc (a)	7,090	310
Dolby Laboratories Inc (a)	5,212	184		Insurance - 0.09%
				Allied World Assurance Co Holdings AG	3,285		248
International Game Technology	28,887	327		Arch Capital Group Ltd (a)	2,687		104
Penn National Gaming Inc (a)	863	34
				Arthur J Gallagher & Co	19,908		706
Regal Entertainment Group	5,242	72		Brown & Brown Inc	1,675		42
		$927		Erie Indemnity Co	4,473		319
Environmental Control - 1.58%				Hanover Insurance Group Inc/The	3,630		127
Stericycle Inc (a)	794,848	73,802		Marsh & McLennan Cos Inc	47,092		1,564
				Travelers Cos Inc/The	18,362		1,151
				Validus Holdings Ltd	2,674		87
Food - 0.46%							$4,348
Campbell Soup Co	23,729	786
Dean Foods Co (a)	26,555	328		Internet - 9.81%
General Mills Inc	59,845	2,316		Amazon.com Inc (a)	336,802		78,576
Hershey Co/The	14,644	1,051		AOL Inc (a)	3,606		115
HJ Heinz Co	19,509	1,077		Baidu Inc ADR(a)	273,234		32,930
Hormel Foods Corp	13,554	378		eBay Inc (a)	686,559		30,415
Kellogg Co	22,277	1,063		Expedia Inc	9,201		524
Kroger Co/The	64,041	1,420		Facebook Inc (a),(b)	220,758		4,793
McCormick & Co Inc/MD	22,266	1,356		Facebook Inc (a)	41,032		891
Safeway Inc	5,584	87		Facebook Inc - Class A (a),(c)	127,180		2,761
Whole Foods Market Inc	128,554	11,798		Google Inc (a)	315,126		199,465
		$21,660		Groupon Inc (a)	1,479,320		9,852
				Liberty Interactive Corp (a)	14,158		265
Gas - 0.00%				LinkedIn Corp (a)	90,800		9,321
Questar Corp	7,105	145		Netflix Inc (a)	161,600		9,187
				priceline.com Inc (a)	105,594		69,876

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Internet (continued)				Miscellaneous Manufacturing (continued)
Symantec Corp (a)	7,646	$120		Ingersoll-Rand PLC	26,672		$1,131
TIBCO Software Inc (a)	281,900	7,919		ITT Corp	3,853		72
TripAdvisor Inc (a)	13,735	514		Parker Hannifin Corp	11,420		917
VeriSign Inc (a)	24,437	1,085		Textron Inc	2,929		76
		$458,609					$151,167
Iron & Steel - 0.00%				Office & Business Equipment - 0.01%
Carpenter Technology Corp	748	36		Pitney Bowes Inc	18,587		248
Leisure Products & Services - 0.83%				Oil & Gas - 3.02%
Carnival Corp	1,108,033	36,875		Atwood Oceanics Inc (a)	3,162		141
Harley-Davidson Inc	25,098	1,085		Canadian Natural Resources Ltd	1,764,753		48,089
Polaris Industries Inc	10,866	817		Cimarex Energy Co	367,895		20,856
		$38,777		Concho Resources Inc (a)	17,474		1,490
				EOG Resources Inc	227,640		22,310
Lodging - 1.43%				Helmerich & Payne Inc	3,926		183
Las Vegas Sands Corp	789,702	28,761		Noble Energy Inc	6,994		611
Marriott International Inc/DE	39,367	1,434		Pioneer Natural Resources Co	100,347		8,894
Starwood Hotels & Resorts Worldwide Inc	655,320	35,486		Range Resources Corp	393,223		24,616
Wyndham Worldwide Corp	24,505	1,275		SM Energy Co	9,471		446
		$66,956		Southwestern Energy Co (a)	378,210		12,576
Machinery - Construction & Mining - 0.15%				Sunoco Inc	15,236		734
Caterpillar Inc	71,411	6,014		Whiting Petroleum Corp (a)	2,959		120
Joy Global Inc	17,777	923					$141,066
		$6,937		Oil & Gas Services - 4.80%
Machinery - Diversified - 1.52%				Cameron International Corp (a)	20,900		1,051
Babcock & Wilcox Co/The (a)	19,910	500		CARBO Ceramics Inc	3,319		213
Cummins Inc	20,765	1,991		Core Laboratories NV	432,098		48,205
Deere & Co	43,732	3,359		FMC Technologies Inc (a)	1,473,624		66,490
Flowserve Corp	8,471	1,016		Halliburton Co	32,533		1,078
Graco Inc	10,411	478		National Oilwell Varco Inc	16,327		1,180
IDEX Corp	2,888	110		Oceaneering International Inc	18,179		940
Nordson Corp	10,528	540		Oil States International Inc (a)	7,869		572
Rockwell Automation Inc	15,698	1,057		Schlumberger Ltd	1,470,368		104,778
Roper Industries Inc	616,074	61,269		SEACOR Holdings Inc (a)	1,678		142
Wabtec Corp/DE	8,502	673					$224,649
Xylem Inc/NY	3,580	86		Packaging & Containers - 0.04%
		$71,079		Ball Corp	27,182		1,130
Media - 0.58%				Owens-Illinois Inc (a)	21,630		399
AMC Networks Inc (a)	9,322	404		Silgan Holdings Inc	8,357		344
CBS Corp	18,503	619					$1,873
Comcast Corp - Class A	144,152	4,692		Pharmaceuticals - 6.08%
DIRECTV (a)	73,862	3,668
Discovery Communications Inc - A Shares (a)	28,060	1,421		Abbott Laboratories	167,547		11,110
				Allergan Inc/United States	34,086		2,797
DISH Network Corp	26,796	824		AmerisourceBergen Corp	27,917		1,108
FactSet Research Systems Inc	7,814	726		Bristol-Myers Squibb Co	172,285		6,133
John Wiley & Sons Inc	3,603	172		Cardinal Health Inc	31,393		1,353
Liberty Global Inc - A Shares (a)	25,823	1,363
				Catamaran Corp (a)	158,623		13,405
McGraw-Hill Cos Inc/The	30,782	1,446		Eli Lilly & Co	41,095		1,809
News Corp - Class A	79,304	1,826		Endo Health Solutions Inc (a)	13,065		388
Scripps Networks Interactive Inc	14,269	768		Express Scripts Holding Co (a)	1,987,824		115,175
Time Warner Cable Inc	35,227	2,992		Herbalife Ltd	19,630		1,078
Viacom Inc	59,311	2,770		Johnson & Johnson	60,497		4,188
Walt Disney Co/The	74,119	3,642		McKesson Corp	408,619		37,074
		$27,333		Mead Johnson Nutrition Co	926,739		67,615
Metal Fabrication & Hardware - 0.70%				Onyx Pharmaceuticals Inc (a)	10,811		811
Precision Castparts Corp	205,954	32,038		Perrigo Co	9,098		1,037
Timken Co	1,254	45		Sanofi-Aventis SA - Rights (a)	15,035		22
Valmont Industries Inc	3,898	483		Valeant Pharmaceuticals International Inc (a)	366,700		17,440
		$32,566		Warner Chilcott PLC (a)	29,693		505
				Watson Pharmaceuticals Inc (a)	14,310		1,114
Miscellaneous Manufacturing - 3.23%							$284,162
3M Co	68,269	6,228
Aptargroup Inc	3,748	188		Pipelines - 0.37%
Carlisle Cos Inc	888	45		Kinder Morgan Inc/Delaware	53,207		1,906
Cooper Industries PLC	18,438	1,325		ONEOK Inc	34,916		1,554
Danaher Corp	2,611,889	137,934		Williams Cos Inc/The	441,938		14,049
Donaldson Co Inc	24,997	853					$17,509
Illinois Tool Works Inc	44,120	2,398

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
REITS - 0.41%				Savings & Loans - 0.00%
American Campus Communities Inc	1,211	$58		People's United Financial Inc	13,687		$157
American Tower Corp	42,948	3,106
Apartment Investment & Management Co	16,825	461		Semiconductors - 4.10%
Boston Properties Inc	4,488	498		Advanced Micro Devices Inc (a)	110,809		450
BRE Properties Inc	3,858	203		Altera Corp	41,479		1,470
Digital Realty Trust Inc	18,500	1,444		Analog Devices Inc	4,494		176
Equity Lifestyle Properties Inc	6,045	435		Atmel Corp(a)	2,251,700		13,195
Equity Residential	4,207	266		Avago Technologies Ltd	38,606		1,428
Essex Property Trust Inc	5,911	930		Broadcom Corp	943,227		31,957
Extra Space Storage Inc	11,579	379
Federal Realty Investment Trust	8,427	916		Cypress Semiconductor Corp	15,087		161
				Intel Corp	480,598		12,351
HCP Inc	5,203	246		Lam Research Corp (a)	11,283		388
Home Properties Inc	4,604	302
Kilroy Realty Corp	863	41		Linear Technology Corp	38,708		1,248
				Maxim Integrated Products Inc	25,895		705
Mid-America Apartment Communities Inc	6,847	474		Qualcomm Inc	2,072,118		123,665
Plum Creek Timber Co Inc	27,132	1,101		Silicon Laboratories Inc (a)	6,566		243
Post Properties Inc	3,938	203		Teradyne Inc (a)	3,697		54
Public Storage	15,528	2,313		Texas Instruments Inc	98,889		2,694
Regency Centers Corp	9,593	459
Simon Property Group Inc	27,754	4,454		Xilinx Inc	44,355		1,437
Tanger Factory Outlet Centers	16,415	529					$191,622
Taubman Centers Inc	3,239	251		Software - 6.10%
		$19,069		Adobe Systems Inc (a)	47,774		1,475
				Akamai Technologies Inc (a)	293,540		10,327
Retail - 4.26%				ANSYS Inc (a)	888,676		53,284
Advance Auto Parts Inc	12,343	866		Autodesk Inc (a)	318,323		10,798
American Eagle Outfitters Inc	26,953	561		BMC Software Inc (a)	27,062		1,072
Ascena Retail Group Inc (a)	21,776	399
AutoZone Inc (a)	4,188	1,571		CA Inc	3,583		86
				Cerner Corp (a)	15,987		1,182
Bed Bath & Beyond Inc (a)	25,586	1,560
				Citrix Systems Inc (a)	642,520		46,698
Big Lots Inc (a)	11,732	475
				Dun & Bradstreet Corp/The	5,708		458
Brinker International Inc	13,553	439		Fiserv Inc (a)	18,964		1,330
Chico's FAS Inc	20,146	309		Informatica Corp (a)	278,710		8,225
Chipotle Mexican Grill Inc (a)	61,714	18,041
Copart Inc (a)	18,056	429		Intuit Inc	33,187		1,925
				Microsoft Corp	862,367		25,414
Costco Wholesale Corp	661,775	63,650		Nuance Communications Inc (a)	856,980		17,440
CVS Caremark Corp	29,549	1,337		Oracle Corp	437,382		13,209
Dick's Sporting Goods Inc	15,583	765		Red Hat Inc (a)	412,731		22,147
Dollar General Corp (a)	31,008	1,582
				Salesforce.com Inc (a)	559,157		69,537
Dollar Tree Inc (a)	25,800	1,299
				SolarWinds Inc (a)	10,917		583
DSW Inc	5,479	324
Foot Locker Inc	5,543	183					$285,190
Gap Inc/The	50,865	1,500		Telecommunications - 2.55%
GNC Holdings Inc	13,117	505		Crown Castle International Corp (a)	941,456		58,258
Home Depot Inc/The	172,553	9,004		Harris Corp	5,950		248
Kohl's Corp	2,974	148		Juniper Networks Inc (a)	2,535,835		44,453
Lowe's Cos Inc	26,370	669		Motorola Solutions Inc	28,450		1,375
Ltd Brands Inc	23,543	1,120		NeuStar Inc (a)	11,689		414
Macy's Inc	9,885	354		Verizon Communications Inc	311,749		14,072
McDonald's Corp	99,490	8,890		Windstream Corp	61,944		617
Nordstrom Inc	26,415	1,430					$119,437
Nu Skin Enterprises Inc	10,019	511
O'Reilly Automotive Inc (a)	13,990	1,200		Textiles - 0.01%
Panera Bread Co (a)	4,762	750		Cintas Corp	8,746		347
PetSmart Inc	18,203	1,203
PVH Corp	10,908	866		Toys, Games & Hobbies - 0.03%
Ross Stores Inc	24,704	1,641		Mattel Inc	44,253		1,556
Sally Beauty Holdings Inc (a)	25,719	680
Starbucks Corp	989,017	44,783
Target Corp	6,534	396		Transportation - 2.01%
TJX Cos Inc	83,521	3,698		CH Robinson Worldwide Inc	27,308		1,443
Tractor Supply Co	105,370	9,575		Con-way Inc	5,126		183
Ulta Salon Cosmetics & Fragrance Inc	10,556	896		CSX Corp	68,870		1,580
Wal-Mart Stores Inc	157,472	11,721		FedEx Corp	3,507		317
Williams-Sonoma Inc	8,852	308		JB Hunt Transport Services Inc	15,076		829
World Fuel Services Corp	4,074	165		Landstar System Inc	7,704		381
Yum! Brands Inc	51,914	3,366		Union Pacific Corp	410,565		50,339
		$199,169		United Parcel Service Inc	511,965		38,710
							$93,782
				TOTAL COMMON STOCKS			$4,545,141

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
July 31, 2012 (unaudited)

	Maturity
REPURCHASE AGREEMENTS - 4.10%	Amount (000's)	Value (000's)

Banks - 4.10%
Investment in Joint Trading Account; Credit	$50,684	$50,683
Suisse Repurchase Agreement; 0.15%
dated 07/31/2012 maturing 08/01/2012
(collateralized by US Government
Securities; $51,697,742; 3.88% - 9.00%;
dated 11/15/18 - 08/15/40)
Investment in Joint Trading Account; Deutsche	52,562	52,561
Bank Repurchase Agreement; 0.18% dated
07/31/2012 maturing 08/01/2012
(collateralized by US Government
Securities; $53,612,473; 0.00% - 8.95%;
dated 08/15/12 - 10/15/37)
Investment in Joint Trading Account; JP	39,421	39,421
Morgan Repurchase Agreement; 0.17%
dated 07/31/2012 maturing 08/01/2012
(collateralized by US Government
Securities; $40,209,354; 0.00% - 10.35%;
dated 08/15/12 - 05/15/42)
Investment in Joint Trading Account; Merrill	48,879	48,880
Lynch Repurchase Agreement; 0.16%
dated 07/31/2012 maturing 08/01/2012
(collateralized by US Government
Securities; $49,856,767; 0.00% - 5.63%;
dated 05/02/13 - 11/23/35)
		$191,545
TOTAL REPURCHASE AGREEMENTS		$191,545
Total Investments		$4,736,686
Liabilities in Excess of Other Assets, Net - (1.31)%		$(61,058)
TOTAL NET ASSETS - 100.00%		$4,675,628

(a) Non-Income Producing Security
(b)	Restricted Security. At the end of the period, the value of this security totaled $4,793 or 0.10% of net assets. The security was purchased March
31, 2011 - May 19, 2011 at a total cost of $5,520.
(c)	Restricted Security. At the end of the period, the value of this security totaled $2,761 or 0.06% of net assets. The security was purchased August
15, 2011 - December 30, 2011 at a total cost of $3,833.

Portfolio Summary (unaudited)
Sector		Percent
Technology		24 .12%
Consumer, Non-cyclical		22 .25%
Industrial		14 .45%
Communications		12 .97%
Consumer, Cyclical		10 .43%
Energy		8.19%
Financial		6.96%
Basic Materials		1.93%
Utilities		0.01%
Liabilities in Excess of Other Assets, Net		(1 .31)%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2012	Long	2,780	$187,541	$191,069	$3,528
Total					$3,528

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
July 31, 2012 (unaudited)

COMMON STOCKS - 95.95%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.55%				Chemicals (continued)
Interpublic Group of Cos Inc/The	1,819	$18		Albemarle Corp	3,442		$200
Omnicom Group Inc	129,772	6,512		Celanese Corp	10,131		386
		$6,530		CF Industries Holdings Inc	997		195
				Eastman Chemical Co	8,107		424
Aerospace & Defense - 1.58%				Ecolab Inc	9,780		640
BE Aerospace Inc (a)	6,696	263
				EI du Pont de Nemours & Co	127,367		6,330
Boeing Co/The	47,331	3,498		FMC Corp	8,883		486
Lockheed Martin Corp	9,824	877		International Flavors & Fragrances Inc	5,250		293
Rockwell Collins Inc	9,392	475		Monsanto Co	234,909		20,112
TransDigm Group Inc (a)	3,308	408
				NewMarket Corp	598		137
Triumph Group Inc	1,162	73		PPG Industries Inc	6,634		726
United Technologies Corp	177,083	13,182		Praxair Inc	11,230		1,165
		$18,776		Rockwood Holdings Inc	51,121		2,261
Agriculture - 2.57%				RPM International Inc	3,500		93
Altria Group Inc	71,787	2,582		Sherwin-Williams Co/The	3,744		503
Lorillard Inc	4,927	634		Sigma-Aldrich Corp	7,830		542
Philip Morris International Inc	299,086	27,348		Valspar Corp	6,030		303
		$30,564		Westlake Chemical Corp	317		19
				WR Grace & Co (a)	4,639		260
Airlines - 0.08%							$35,428
Copa Holdings SA	1,817	141
Delta Air Lines Inc (a)	35,169	339		Commercial Services - 1.65%
Southwest Airlines Co	10,189	94		Aaron's Inc	3,650		107
United Continental Holdings Inc (a)	21,508	406		Alliance Data Systems Corp (a)	3,260		424
				Apollo Group Inc (a)	6,815		185
		$980
				Automatic Data Processing Inc	106,956		6,048
Apparel - 0.88%				Equifax Inc	7,021		329
Carter's Inc (a)	3,310	168		FleetCor Technologies Inc (a)	3,331		123
Coach Inc	81,223	4,007		Gartner Inc (a)	6,040		268
Michael Kors Holdings Ltd (a)	5,489	227		H&R Block Inc	12,506		202
Nike Inc	53,331	4,978		ITT Educational Services Inc (a)	1,641		64
Ralph Lauren Corp	3,994	576		Lender Processing Services Inc	5,724		141
VF Corp	3,723	556		Mastercard Inc	21,247		9,276
		$10,512		Moody's Corp	12,705		515
Automobile Parts & Equipment - 0.53%				Morningstar Inc	1,557		90
Autoliv Inc	44,606	2,523		Paychex Inc	13,155		430
BorgWarner Inc (a)	44,006	2,953		Robert Half International Inc	9,731		263
Delphi Automotive PLC (a)	21,248	603		SEI Investments Co	9,208		195
WABCO Holdings Inc (a)	4,070	224		Total System Services Inc	9,512		225
				Verisk Analytics Inc (a)	8,210		413
		$6,303		Western Union Co/The	23,134		403
Banks - 0.72%							$19,701
Wells Fargo & Co	252,880	8,550		Computers - 11.38%
				Accenture PLC - Class A	127,077		7,663
Beverages - 5.19%				Apple Inc	138,079		84,334
Beam Inc	32,486	2,043		Cognizant Technology Solutions Corp (a)	11,450		650
Brown-Forman Corp	16,472	1,541		Dell Inc (a)	202,240		2,403
Coca-Cola Co/The	428,065	34,588		EMC Corp/MA (a)	571,639		14,983
Monster Beverage Corp (a)	27,534	1,830		Fortinet Inc (a)	51,741		1,242
PepsiCo Inc	299,871	21,809		International Business Machines Corp	115,273		22,591
		$61,811		Jack Henry & Associates Inc	5,973		207
				NCR Corp (a)	10,865		253
Biotechnology - 1.47%				NetApp Inc (a)	15,766		515
Alexion Pharmaceuticals Inc (a)	34,440	3,611
				Teradata Corp (a)	7,164		484
Amgen Inc	33,686	2,782		Western Digital Corp (a)	6,529		260
Biogen Idec Inc (a)	10,189	1,486
Celgene Corp (a)	18,735	1,283					$135,585
Gilead Sciences Inc (a)	136,335	7,407		Consumer Products - 0.25%
Illumina Inc (a)	7,993	331		Church & Dwight Co Inc	22,414		1,292
Life Technologies Corp (a)	974	43		Jarden Corp	1,247		56
Myriad Genetics Inc (a)	5,772	143		Kimberly-Clark Corp	15,963		1,387
Vertex Pharmaceuticals Inc (a)	7,971	387		Tupperware Brands Corp	3,617		190
		$17,473					$2,925
Building Materials - 0.02%				Cosmetics & Personal Care - 2.34%
Armstrong World Industries Inc	1,371	53		Colgate-Palmolive Co	153,909		16,523
Lennox International Inc	3,302	144		Estee Lauder Cos Inc/The	98,656		5,168
		$197		Procter & Gamble Co/The	96,022		6,197
Chemicals - 2.97%							$27,888
Airgas Inc	4,445	353

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Distribution & Wholesale - 0.17%				Hand & Machine Tools - 0.02%
Fastenal Co	11,128	$480		Lincoln Electric Holdings Inc	5,726		$228
Fossil Inc (a)	3,714	266		Snap-on Inc	791		54
Genuine Parts Co	6,623	424					$282
LKQ Corp (a)	9,552	337
WW Grainger Inc	2,468	506		Healthcare - Products - 2.74%
		$2,013		Baxter International Inc	21,820		1,277
				Becton Dickinson and Co	7,131		540
Diversified Financial Services - 1.57%				Bruker BioSciences Corp (a)	5,539		65
Affiliated Managers Group Inc (a)	2,481	277		Cepheid Inc (a)	34,290		1,099
American Express Co	27,052	1,561		Cooper Cos Inc/The	22,284		1,677
BlackRock Inc	25,817	4,395		Covidien PLC	33,862		1,892
Eaton Vance Corp	7,471	198		CR Bard Inc	5,436		529
Federated Investors Inc	4,956	100		DENTSPLY International Inc	37,188		1,351
Franklin Resources Inc	2,210	254		Edwards Lifesciences Corp (a)	28,879		2,922
IntercontinentalExchange Inc (a)	2,736	359		Henry Schein Inc (a)	3,492		261
LPL Financial Holdings Inc	2,983	84		Hill-Rom Holdings Inc	48,907		1,279
T Rowe Price Group Inc	10,587	643		IDEXX Laboratories Inc (a)	18,085		1,594
Visa Inc	82,428	10,639		Intuitive Surgical Inc (a)	6,765		3,258
Waddell & Reed Financial Inc	5,871	171		Medtronic Inc	4,329		171
		$18,681		Patterson Cos Inc	5,918		202
				ResMed Inc	75,669		2,389
Electric - 0.02%				Sirona Dental Systems Inc (a)	704		30
ITC Holdings Corp	3,275	243		St Jude Medical Inc	15,667		585
				Stryker Corp	158,575		8,251
Electrical Components & Equipment - 0.17%				Thoratec Corp (a)	3,671		126
AMETEK Inc	15,617	484		Varian Medical Systems Inc (a)	7,224		394
Emerson Electric Co	26,065	1,245		Zimmer Holdings Inc	47,260		2,785
Hubbell Inc	3,178	262					$32,677
		$1,991		Healthcare - Services - 0.09%
Electronics - 1.50%				HCA Holdings Inc	7,314		194
Agilent Technologies Inc	104,165	3,988		Laboratory Corp of America Holdings (a)	6,270		527
Amphenol Corp	8,035	473		Quest Diagnostics Inc	1,214		71
FLIR Systems Inc	8,545	175		Universal Health Services Inc	5,534		216
Honeywell International Inc	191,320	11,106		WellPoint Inc	1,403		75
Jabil Circuit Inc	2,319	50					$1,083
Mettler-Toledo International Inc (a)	2,096	325
Trimble Navigation Ltd (a)	29,945	1,326		Home Furnishings - 0.01%
				Tempur-Pedic International Inc (a)	4,256		121
Waters Corp (a)	5,757	446
		$17,889
				Housewares - 0.01%
Engineering & Construction - 0.01%				Toro Co	4,114		155
Chicago Bridge & Iron Co NV ADR	4,062	145
				Insurance - 0.32%
Entertainment - 0.03%				Allied World Assurance Co Holdings AG	1,268		96
Bally Technologies Inc (a)	2,738	120
				Arch Capital Group Ltd (a)	1,037		40
Dolby Laboratories Inc (a)	2,013	71
				Arthur J Gallagher & Co	7,677		272
International Game Technology	11,132	126		Brown & Brown Inc	87,394		2,206
Penn National Gaming Inc (a)	361	14
				Erie Indemnity Co	1,731		123
Regal Entertainment Group	2,020	28		Hanover Insurance Group Inc/The	1,402		49
		$359		Marsh & McLennan Cos Inc	18,179		604
Food - 2.47%				Travelers Cos Inc/The	7,081		444
Annie's Inc (a)	13,849	564		Validus Holdings Ltd	1,033		34
Campbell Soup Co	9,161	303					$3,868
Dean Foods Co (a)	10,239	127
				Internet - 5.30%
General Mills Inc	23,076	893		Amazon.com Inc (a)	80,725		18,833
Hershey Co/The	59,654	4,280		AOL Inc (a)	1,390		44
HJ Heinz Co	7,523	415		eBay Inc (a)	194,255		8,605
Hormel Foods Corp	5,223	146		Expedia Inc	3,559		203
Kellogg Co	8,586	410		F5 Networks Inc (a)	16,244		1,517
Kraft Foods Inc	295,600	11,738		Facebook Inc (a)	15,839		344
Kroger Co/The	24,720	548		Google Inc (a)	49,635		31,418
McCormick & Co Inc/MD	8,586	523		Liberty Interactive Corp (a)	5,465		102
Safeway Inc	2,153	34		priceline.com Inc (a)	2,164		1,432
Unilever NV - NY shares	160,200	5,551		Symantec Corp (a)	2,811		44
Whole Foods Market Inc	41,889	3,844		TripAdvisor Inc (a)	5,296		198
		$29,376		VeriSign Inc (a)	9,423		419
Gas - 0.00%							$63,159
Questar Corp	2,743	56

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Iron & Steel - 0.16%				Miscellaneous Manufacturing (continued)
Carpenter Technology Corp	237	$11		Textron Inc	117,697		$3,065
Nucor Corp	48,516	1,902					$34,033
		$1,913		Office & Business Equipment - 0.01%
Leisure Products & Services - 0.42%				Pitney Bowes Inc	7,175		96
Harley-Davidson Inc	107,315	4,639
Polaris Industries Inc	4,190	315		Oil & Gas - 2.34%
		$4,954		Atwood Oceanics Inc (a)	1,219		54
Lodging - 0.91%				Concho Resources Inc (a)	6,738		575
Las Vegas Sands Corp	109,337	3,982		EOG Resources Inc	71,790		7,036
Marriott International Inc/DE	160,691	5,852		Helmerich & Payne Inc	1,516		71
Starwood Hotels & Resorts Worldwide Inc	8,397	455		Noble Energy Inc	56,275		4,920
Wyndham Worldwide Corp	9,449	492		Occidental Petroleum Corp	155,370		13,522
		$10,781		Pioneer Natural Resources Co	6,651		590
				Range Resources Corp	5,901		369
Machinery - Construction & Mining - 0.22%				SM Energy Co	3,656		172
Caterpillar Inc	27,566	2,321		Southwestern Energy Co (a)	7,818		260
Joy Global Inc	6,855	356		Sunoco Inc	5,875		283
		$2,677		Whiting Petroleum Corp (a)	1,143		46
Machinery - Diversified - 0.59%							$27,898
Babcock & Wilcox Co/The (a)	7,686	193
				Oil & Gas Services - 3.12%
Cummins Inc	8,033	770		Cameron International Corp (a)	148,676		7,474
Deere & Co	50,519	3,881		CARBO Ceramics Inc	1,280		82
Flowserve Corp	3,313	398		Core Laboratories NV	12,980		1,448
Graco Inc	4,019	184		FMC Technologies Inc (a)	8,991		406
IDEX Corp	1,116	43		Halliburton Co	12,494		414
Nordson Corp	4,058	208		Hornbeck Offshore Services Inc (a)	23,180		982
Rockwell Automation Inc	6,049	408		National Oilwell Varco Inc	6,296		455
Roper Industries Inc	6,307	627		Oceaneering International Inc	84,611		4,373
Wabtec Corp/DE	3,276	259		Oil States International Inc (a)	3,033		221
Xylem Inc/NY	1,382	33		Schlumberger Ltd	298,187		21,248
		$7,004		SEACOR Holdings Inc (a)	648		55
Media - 2.14%							$37,158
AMC Networks Inc (a)	3,599	156
				Packaging & Containers - 0.06%
CBS Corp	136,975	4,584		Ball Corp	10,142		421
Comcast Corp - Class A	55,585	1,809		Owens-Illinois Inc (a)	8,350		154
DIRECTV (a)	28,481	1,414
Discovery Communications Inc - A Shares (a)	10,832	548		Silgan Holdings Inc	3,226		133
							$708
DISH Network Corp	10,333	318
FactSet Research Systems Inc	3,017	281		Pharmaceuticals - 7.62%
John Wiley & Sons Inc	1,391	66		Abbott Laboratories	420,600		27,890
Liberty Global Inc - A Shares (a)	9,971	526		Allergan Inc/United States	164,130		13,470
McGraw-Hill Cos Inc/The	11,883	558		AmerisourceBergen Corp	221,042		8,775
News Corp - Class A	30,613	705		Bristol-Myers Squibb Co	175,677		6,254
Scripps Networks Interactive Inc	5,533	298		Cardinal Health Inc	12,105		522
Time Warner Cable Inc	102,115	8,673		Catamaran Corp (a)	6,624		560
Viacom Inc	89,591	4,185		Eli Lilly & Co	15,863		698
Walt Disney Co/The	28,580	1,404		Endo Health Solutions Inc (a)	5,044		150
		$25,525		Express Scripts Holding Co (a)	272,758		15,804
				Herbalife Ltd	7,570		416
Metal Fabrication & Hardware - 0.57%				Johnson & Johnson	144,116		9,976
Precision Castparts Corp	42,136	6,555		McKesson Corp	10,013		908
Timken Co	527	19		Mead Johnson Nutrition Co	42,846		3,126
Valmont Industries Inc	1,505	186		Medivation Inc (a)	8,751		872
		$6,760		Onyx Pharmaceuticals Inc (a)	4,168		312
Miscellaneous Manufacturing - 2.86%				Perrigo Co	3,513		401
				Sanofi-Aventis SA - Rights (a)	7,501		11
3M Co	26,353	2,404		Warner Chilcott PLC (a)	11,462		195
Aptargroup Inc	1,445	72		Watson Pharmaceuticals Inc (a)	5,517		429
Carlisle Cos Inc	372	19
Cooper Industries PLC	7,110	511					$90,769
Danaher Corp	111,596	5,894		Pipelines - 0.18%
Donaldson Co Inc	9,639	329		Kinder Morgan Inc/Delaware	20,539		736
General Electric Co	555,100	11,518		ONEOK Inc	13,463		599
Hexcel Corp (a)	72,885	1,697
				Williams Cos Inc/The	26,302		836
Illinois Tool Works Inc	141,790	7,705					$2,171
Ingersoll-Rand PLC	10,297	437
ITT Corp	1,485	28		Real Estate - 0.14%
Parker Hannifin Corp	4,403	354		CBRE Group Inc (a)	107,270		1,671

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
REITS - 1.63%				Savings & Loans - 0.01%
American Campus Communities Inc	49,812	$2,374		People's United Financial Inc	5,284		$61
American Tower Corp	50,539	3,655
Apartment Investment & Management Co	6,495	178		Semiconductors - 4.42%
AvalonBay Communities Inc	11,416	1,679		Advanced Micro Devices Inc (a)	42,702		173
Boston Properties Inc	1,733	192		Altera Corp	15,994		567
BRE Properties Inc	1,490	78
Digital Realty Trust Inc	7,134	557		Analog Devices Inc	1,735		68
Equity Lifestyle Properties Inc	2,334	168		Avago Technologies Ltd	14,886		551
				Broadcom Corp	179,528		6,082
Equity Residential	1,624	103		Cypress Semiconductor Corp	5,818		62
Essex Property Trust Inc	2,280	359		Intel Corp	352,989		9,072
Extra Space Storage Inc	4,469	146		Lam Research Corp (a)	4,356		150
Federal Realty Investment Trust	3,250	353		Linear Technology Corp	129,271		4,169
HCP Inc	2,009	95
Home Properties Inc	1,777	117		Marvell Technology Group Ltd	197,045		2,219
				Maxim Integrated Products Inc	9,455		257
Kilroy Realty Corp	361	17		Qualcomm Inc	380,830		22,728
Mid-America Apartment Communities Inc	2,644	183		Silicon Laboratories Inc (a)	2,532		93
Plum Creek Timber Co Inc	10,462	425		Teradyne Inc (a)	1,547		23
Post Properties Inc	1,521	79		Texas Instruments Inc	38,132		1,039
Public Storage	5,995	893
Regency Centers Corp	3,704	177		Xilinx Inc	164,816		5,340
Simon Property Group Inc	45,128	7,242					$52,593
Tanger Factory Outlet Centers	6,337	204		Software - 5.95%
Taubman Centers Inc	1,250	97		Adobe Systems Inc (a)	18,422		569
		$19,371		ANSYS Inc (a)	6,029		362
				Autodesk Inc (a)	14,970		508
Retail - 10.58%				BMC Software Inc (a)	10,436		413
Advance Auto Parts Inc	4,760	334		CA Inc	1,383		33
American Eagle Outfitters Inc	10,404	217		Cerner Corp (a)	27,196		2,010
Ascena Retail Group Inc (a)	8,406	154
				Citrix Systems Inc (a)	71,187		5,174
AutoZone Inc (a)	1,617	607
				CommVault Systems Inc (a)	25,304		1,228
Bed Bath & Beyond Inc (a)	103,577	6,313
Big Lots Inc (a)	4,529	183		Dun & Bradstreet Corp/The	2,205		177
				Fiserv Inc (a)	7,312		513
Brinker International Inc	5,240	170		Intuit Inc	12,789		742
Chico's FAS Inc	7,777	119
Chipotle Mexican Grill Inc (a)	10,181	2,976		Microsoft Corp	1,040,209		30,655
Copart Inc (a)	6,970	166		Oracle Corp	848,424		25,622
				Red Hat Inc (a)	36,701		1,969
Costco Wholesale Corp	194,775	18,734		Salesforce.com Inc (a)	5,216		649
CVS Caremark Corp	106,114	4,802		SolarWinds Inc (a)	4,215		225
Dick's Sporting Goods Inc	6,009	295
Dollar General Corp (a)	93,781	4,784					$70,849
Dollar Tree Inc (a)	9,962	502		Telecommunications - 2.64%
DSW Inc	2,115	125		Cisco Systems Inc	145,135		2,315
Foot Locker Inc	2,140	71		Crown Castle International Corp (a)	136,842		8,468
Gap Inc/The	19,614	578		Harris Corp	2,293		95
GNC Holdings Inc	90,567	3,489		Juniper Networks Inc (a)	286,600		5,024
Home Depot Inc/The	247,752	12,928		Motorola Solutions Inc	10,983		531
Kohl's Corp	1,149	57		NeuStar Inc (a)	4,522		160
Lowe's Cos Inc	10,168	258		Palo Alto Networks Inc (a)	16,682		953
Ltd Brands Inc	9,074	431		Verizon Communications Inc	301,941		13,630
Macy's Inc	147,545	5,289		Windstream Corp	23,911		238
McDonald's Corp	173,231	15,480					$31,414
Nordstrom Inc	10,186	551
Nu Skin Enterprises Inc	3,868	197		Textiles - 0.24%
O'Reilly Automotive Inc (a)	32,106	2,752		Cintas Corp	3,377		134
Panera Bread Co (a)	1,836	289		Mohawk Industries Inc (a)	41,651		2,767
PetSmart Inc	7,019	464					$2,901
PVH Corp	4,206	334		Toys, Games & Hobbies - 0.05%
Ross Stores Inc	9,550	635		Mattel Inc	17,064		600
Sally Beauty Holdings Inc (a)	9,928	262
Starbucks Corp	279,833	12,671
Target Corp	2,518	153		Transportation - 2.48%
TJX Cos Inc	157,656	6,981		CH Robinson Worldwide Inc	10,530		557
Tractor Supply Co	17,960	1,632		Con-way Inc	1,977		70
Ulta Salon Cosmetics & Fragrance Inc	4,070	345		CSX Corp	26,557		609
Urban Outfitters Inc (a)	87,820	2,683		FedEx Corp	1,352		122
Wal-Mart Stores Inc	207,836	15,469		JB Hunt Transport Services Inc	5,813		320
Williams-Sonoma Inc	3,424	119		Landstar System Inc	2,975		147
World Fuel Services Corp	1,573	64		Union Pacific Corp	98,818		12,116
Yum! Brands Inc	20,018	1,298		United Parcel Service Inc	205,923		15,570
		$125,961					$29,511
				TOTAL COMMON STOCKS			$1,142,700

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
July 31, 2012 (unaudited)

	Maturity
REPURCHASE AGREEMENTS - 3.75%	Amount (000's)	Value (000's)
Banks- 3.75%
Investment in Joint Trading Account; Credit	$11,815	$11,814
Suisse Repurchase Agreement; 0.15%
dated 07/31/2012 maturing 08/01/2012
(collateralized by US Government
Securities; $12,050,879; 3.88% - 9.00%;
dated 11/15/18 - 08/15/40)
Investment in Joint Trading Account; Deutsche	12,252	12,253
Bank Repurchase Agreement; 0.18% dated
07/31/2012 maturing 08/01/2012
(collateralized by US Government
Securities; $12,497,207; 0.00% - 8.95%;
dated 08/15/12 - 10/15/37)
Investment in Joint Trading Account; JP	9,189	9,190
Morgan Repurchase Agreement; 0.17%
dated 07/31/2012 maturing 08/01/2012
(collateralized by US Government
Securities; $9,372,905; 0.00% - 10.35%;
dated 08/15/12 - 05/15/42)
Investment in Joint Trading Account; Merrill	11,394	11,393
Lynch Repurchase Agreement; 0.16%
dated 07/31/2012 maturing 08/01/2012
(collateralized by US Government
Securities; $11,621,742; 0.00% - 5.63%;
dated 05/02/13 - 11/23/35)
		$44,650
TOTAL REPURCHASE AGREEMENTS		$44,650
Total Investments		$1,187,350
Other Assets in Excess of Liabilities, Net - 0.30%		$3,611
TOTAL NET ASSETS - 100.00%		$1,190,961

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		26 .39%
Technology		21 .76%
Consumer, Cyclical		13 .91%
Communications		10 .63%
Industrial		10 .08%
Financial		8.14%
Energy		5.64%
Basic Materials		3.13%
Utilities		0.02%
Other Assets in Excess of Liabilities, Net		0.30%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2012	Long	717	$47,484	$49,279	$1,795
Total					$1,795

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2012 (unaudited)

COMMON STOCKS - 96.52%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.14%				Beverages (continued)
Interpublic Group of Cos Inc/The	92,344	$912		Coca-Cola Enterprises Inc	62,536		$1,834
Omnicom Group Inc	56,823	2,851		Constellation Brands Inc (a)	31,710		895
		$3,763		Dr Pepper Snapple Group Inc	44,152		2,012
				Molson Coors Brewing Co	32,759		1,386
Aerospace & Defense - 1.69%				Monster Beverage Corp (a)	31,904		2,121
Boeing Co/The	156,124	11,539		PepsiCo Inc	325,976		23,708
General Dynamics Corp	75,161	4,768					$73,953
L-3 Communications Holdings Inc	20,306	1,440
Lockheed Martin Corp	55,484	4,953		Biotechnology - 1.53%
Northrop Grumman Corp	52,421	3,470		Alexion Pharmaceuticals Inc (a)	40,037		4,198
Raytheon Co	69,477	3,855		Amgen Inc	162,097		13,389
Rockwell Collins Inc	30,230	1,529		Biogen Idec Inc (a)	49,932		7,282
United Technologies Corp	189,954	14,140		Celgene Corp (a)	91,813		6,285
		$45,694		Gilead Sciences Inc (a)	157,848		8,576
				Life Technologies Corp (a)	37,221		1,633
Agriculture - 2.15%							$41,363
Altria Group Inc	424,121	15,256
Archer-Daniels-Midland Co	137,256	3,581		Building Materials - 0.03%
Lorillard Inc	27,204	3,499		Masco Corp	74,430		895
Philip Morris International Inc	355,489	32,506
Reynolds American Inc	69,090	3,197		Chemicals - 2.21%
		$58,039		Air Products & Chemicals Inc	44,069		3,544
Airlines - 0.06%				Airgas Inc	14,426		1,144
Southwest Airlines Co	160,008	1,470		CF Industries Holdings Inc	13,681		2,678
				Dow Chemical Co/The	249,152		7,171
				Eastman Chemical Co	31,548		1,649
Apparel - 0.55%				Ecolab Inc	60,900		3,986
Coach Inc	59,897	2,955		EI du Pont de Nemours & Co	195,306		9,707
Nike Inc	76,430	7,135		FMC Corp	28,583		1,564
Ralph Lauren Corp	13,526	1,952		International Flavors & Fragrances Inc	16,897		942
VF Corp	18,041	2,693		Monsanto Co	111,183		9,519
		$14,735		Mosaic Co/The	62,075		3,607
Automobile Manufacturers - 0.38%				PPG Industries Inc	31,741		3,474
Ford Motor Co	795,443	7,350		Praxair Inc	62,256		6,460
PACCAR Inc	74,344	2,974		Sherwin-Williams Co/The	17,866		2,400
		$10,324		Sigma-Aldrich Corp	25,197		1,744
							$59,589
Automobile Parts & Equipment - 0.21%
BorgWarner Inc (a)	23,889	1,603		Coal - 0.11%
Goodyear Tire & Rubber Co/The (a)	51,004	584		Alpha Natural Resources Inc (a)	45,912		322
Johnson Controls Inc	141,774	3,495		Consol Energy Inc	47,427		1,374
		$5,682		Peabody Energy Corp	56,774		1,186
							$2,882
Banks - 6.35%
Bank of America Corp	2,246,178	16,487		Commercial Services - 1.09%
Bank of New York Mellon Corp/The	248,597	5,290		Apollo Group Inc (a)	21,017		572
BB&T Corp	145,617	4,568		Automatic Data Processing Inc	101,940		5,765
Capital One Financial Corp	120,960	6,833		DeVry Inc	12,283		241
Citigroup Inc	611,147	16,580		Equifax Inc	25,091		1,175
Comerica Inc	40,992	1,238		H&R Block Inc	57,156		922
Fifth Third Bancorp	191,767	2,650		Iron Mountain Inc	35,683		1,149
First Horizon National Corp	52,664	434		Mastercard Inc	22,127		9,660
Goldman Sachs Group Inc/The	102,522	10,345		Moody's Corp	41,214		1,670
Huntington Bancshares Inc/OH	180,224	1,120		Paychex Inc	67,253		2,199
JP Morgan Chase & Co	793,421	28,563		Quanta Services Inc (a)	44,402		1,021
KeyCorp	198,662	1,585		Robert Half International Inc	29,801		805
M&T Bank Corp	26,379	2,264		RR Donnelley & Sons Co	37,572		455
Morgan Stanley	317,414	4,336		SAIC Inc	57,667		667
Northern Trust Corp	50,263	2,282		Total System Services Inc	33,498		792
PNC Financial Services Group Inc	110,214	6,514		Western Union Co/The	127,757		2,227
Regions Financial Corp	294,392	2,049					$29,320
State Street Corp	101,837	4,112		Computers - 7.89%
SunTrust Banks Inc	112,170	2,653		Accenture PLC - Class A	134,322		8,100
US Bancorp	394,805	13,226		Apple Inc	194,894		119,033
Wells Fargo & Co	1,107,576	37,447		Cognizant Technology Solutions Corp (a)	63,465		3,603
Zions Bancorporation	38,392	699		Computer Sciences Corp	32,349		796
		$171,275		Dell Inc (a)	309,863		3,681
Beverages - 2.74%				EMC Corp/MA (a)	437,641		11,471
Beam Inc	32,848	2,065		Hewlett-Packard Co	412,136		7,517
Brown-Forman Corp	20,720	1,939		International Business Machines Corp	240,420		47,118
Coca-Cola Co/The	470,206	37,993		Lexmark International Inc	14,827		259

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Computers (continued)				Electric (continued)
NetApp Inc (a)	75,639	$2,471		Wisconsin Energy Corp	48,034		$1,957
SanDisk Corp (a)	50,786	2,089		Xcel Energy Inc	101,493		2,974
Seagate Technology PLC	78,772	2,365					$88,213
Teradata Corp (a)	35,162	2,378
Western Digital Corp (a)	48,777	1,940		Electrical Components & Equipment - 0.30%
		$212,821		Emerson Electric Co	152,905		7,305
				Molex Inc	28,672		720
Consumer Products - 0.36%							$8,025
Avery Dennison Corp	21,601	665
Clorox Co/The	27,110	1,971		Electronics - 1.12%
Kimberly-Clark Corp	81,729	7,103		Agilent Technologies Inc	72,429		2,773
		$9,739		Amphenol Corp	33,768		1,988
				FLIR Systems Inc	32,140		657
Cosmetics & Personal Care - 1.90%				Honeywell International Inc	162,404		9,428
Avon Products Inc	90,000	1,394		Jabil Circuit Inc	37,908		823
Colgate-Palmolive Co	99,472	10,679		PerkinElmer Inc	23,737		607
Estee Lauder Cos Inc/The	46,994	2,462		TE Connectivity Ltd	89,119		2,942
Procter & Gamble Co/The	571,118	36,860		Thermo Fisher Scientific Inc	76,557		4,262
		$51,395		Tyco International Ltd	96,474		5,300
				Waters Corp (a)	18,524		1,435
Distribution & Wholesale - 0.30%							$30,215
Fastenal Co	61,554	2,654
Fossil Inc (a)	10,843	777		Engineering & Construction - 0.10%
Genuine Parts Co	32,496	2,081		Engility Holdings Inc (a)	1		—
WW Grainger Inc	12,718	2,605		Fluor Corp	35,249		1,748
		$8,117		Jacobs Engineering Group Inc (a)	26,893		1,037
Diversified Financial Services - 2.17%							$2,785
American Express Co	208,699	12,044		Entertainment - 0.03%
Ameriprise Financial Inc	45,567	2,357		International Game Technology	61,528		697
BlackRock Inc	26,710	4,548
Charles Schwab Corp/The	225,536	2,848
CME Group Inc	69,265	3,609		Environmental Control - 0.25%
				Republic Services Inc	65,592		1,898
Discover Financial Services	110,534	3,975		Stericycle Inc (a)	17,734		1,647
E*Trade Financial Corp (a)	52,995	404
Federated Investors Inc	19,325	389		Waste Management Inc	96,434		3,317
Franklin Resources Inc	29,602	3,403					$6,862
IntercontinentalExchange Inc (a)	15,163	1,990		Food - 1.76%
Invesco Ltd	93,422	2,067		Campbell Soup Co	36,884		1,221
Legg Mason Inc	26,191	642		ConAgra Foods Inc	86,574		2,138
NASDAQ OMX Group Inc/The	25,516	579		Dean Foods Co (a)	38,455		476
NYSE Euronext	52,941	1,349		General Mills Inc	134,918		5,221
SLM Corp	101,661	1,626		Hershey Co/The	31,699		2,274
T Rowe Price Group Inc	53,169	3,230		HJ Heinz Co	66,675		3,681
Visa Inc	103,787	13,396		Hormel Foods Corp	28,575		798
		$58,456		JM Smucker Co/The	23,629		1,815
				Kellogg Co	51,409		2,452
Electric - 3.27%				Kraft Foods Inc	369,543		14,675
AES Corp/The	134,372	1,620
Ameren Corp	50,572	1,730		Kroger Co/The	116,923		2,592
				McCormick & Co Inc/MD	27,637		1,683
American Electric Power Co Inc	100,947	4,264		Safeway Inc	50,106		779
CMS Energy Corp	54,255	1,338
Consolidated Edison Inc	61,050	3,938		Sysco Corp	122,091		3,588
				Tyson Foods Inc	60,189		903
Dominion Resources Inc/VA	119,117	6,469		Whole Foods Market Inc	34,051		3,125
DTE Energy Co	35,456	2,176
Duke Energy Corp	146,696	9,943					$47,421
Edison International	67,909	3,136		Forest Products & Paper - 0.15%
Entergy Corp	36,925	2,683		International Paper Co	91,101		2,989
Exelon Corp	177,667	6,950		MeadWestvaco Corp	35,922		1,020
FirstEnergy Corp	87,168	4,378					$4,009
Integrys Energy Group Inc	16,240	983
NextEra Energy Inc	86,931	6,163		Gas - 0.29%
Northeast Utilities	65,364	2,607		AGL Resources Inc	24,451		990
NRG Energy Inc	47,463	941		CenterPoint Energy Inc	89,062		1,876
Pepco Holdings Inc	47,580	950		NiSource Inc	59,213		1,515
PG&E Corp	88,024	4,063		Sempra Energy	50,004		3,521
Pinnacle West Capital Corp	22,818	1,222					$7,902
PPL Corp	120,894	3,494		Hand & Machine Tools - 0.12%
Public Service Enterprise Group Inc	105,443	3,505		Snap-on Inc	12,111		821
SCANA Corp	24,262	1,193		Stanley Black & Decker Inc	35,619		2,382
Southern Co/The	181,060	8,718					$3,203
TECO Energy Inc	44,979	818

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Healthcare - Products - 1.75%				Internet - 2.98%
Baxter International Inc	114,760	$6,715		Amazon.com Inc (a)	75,122		$17,526
Becton Dickinson and Co	42,249	3,199		eBay Inc (a)	239,525		10,611
Boston Scientific Corp (a)	297,907	1,540		Expedia Inc	18,806		1,072
CareFusion Corp (a)	46,254	1,129		F5 Networks Inc (a)	16,548		1,545
Covidien PLC	100,521	5,617		Google Inc (a)	53,003		33,549
CR Bard Inc	17,493	1,701		Netflix Inc (a)	11,571		658
DENTSPLY International Inc	29,545	1,074		priceline.com Inc (a)	10,378		6,867
Edwards Lifesciences Corp (a)	23,886	2,417		Symantec Corp (a)	150,225		2,366
Hospira Inc (a)	34,420	1,196		TripAdvisor Inc (a)	19,860		743
Intuitive Surgical Inc (a)	8,275	3,984		VeriSign Inc (a)	32,929		1,463
Medtronic Inc	216,890	8,550		Yahoo! Inc (a)	254,012		4,024
Patterson Cos Inc	18,273	623					$80,424
St Jude Medical Inc	65,410	2,444
Stryker Corp	67,488	3,511		Iron & Steel - 0.19%
Varian Medical Systems Inc (a)	23,241	1,269		Allegheny Technologies Inc	22,325		670
Zimmer Holdings Inc	36,712	2,163		Cliffs Natural Resources Inc	29,697		1,214
		$47,132		Nucor Corp	66,083		2,591
				United States Steel Corp	30,015		620
Healthcare - Services - 1.07%							$5,095
Aetna Inc	72,408	2,611
Cigna Corp	60,095	2,421		Leisure Products & Services - 0.19%
Coventry Health Care Inc	29,776	992		Carnival Corp	94,452		3,143
DaVita Inc (a)	19,597	1,929		Harley-Davidson Inc	48,255		2,086
Humana Inc	34,011	2,095					$5,229
Laboratory Corp of America Holdings (a)	20,176	1,697		Lodging - 0.27%
Quest Diagnostics Inc	33,067	1,932		Marriott International Inc/DE	55,193		2,010
Tenet Healthcare Corp (a)	86,251	398		Starwood Hotels & Resorts Worldwide Inc	41,195		2,231
UnitedHealth Group Inc	216,235	11,047		Wyndham Worldwide Corp	30,412		1,583
WellPoint Inc	68,955	3,675		Wynn Resorts Ltd	16,550		1,551
		$28,797					$7,375
Holding Companies - Diversified - 0.03%				Machinery - Construction & Mining - 0.47%
Leucadia National Corp	41,292	895		Caterpillar Inc	135,966		11,450
				Joy Global Inc	22,061		1,146
Home Builders - 0.10%							$12,596
DR Horton Inc	58,395	1,029		Machinery - Diversified - 0.61%
Lennar Corp	33,916	991		Cummins Inc	40,057		3,841
Pulte Group Inc (a)	70,368	795
				Deere & Co	82,900		6,368
		$2,815		Flowserve Corp	11,393		1,367
Home Furnishings - 0.06%				Rockwell Automation Inc	29,748		2,004
Harman International Industries Inc	14,690	593		Roper Industries Inc	20,307		2,020
Whirlpool Corp	16,103	1,088		Xylem Inc/NY	38,650		927
		$1,681					$16,527
Housewares - 0.04%				Media - 3.14%
Newell Rubbermaid Inc	60,424	1,067		Cablevision Systems Corp	44,639		685
				CBS Corp	135,092		4,520
				Comcast Corp - Class A	561,961		18,292
Insurance - 3.32%				DIRECTV (a)	136,521		6,780
ACE Ltd	70,593	5,189		Discovery Communications Inc - A Shares (a)	53,139		2,690
Aflac Inc	97,468	4,267		Gannett Co Inc	48,972		691
Allstate Corp/The	102,414	3,513		McGraw-Hill Cos Inc/The	58,298		2,738
American International Group Inc (a)	133,295	4,168		News Corp - Class A	439,115		10,108
Aon PLC	68,036	3,347		Scripps Networks Interactive Inc	19,321		1,040
Assurant Inc	17,873	647		Time Warner Cable Inc	65,133		5,532
Berkshire Hathaway Inc - Class B (a)	366,538	31,097		Time Warner Inc	200,075		7,827
Chubb Corp/The	56,266	4,090		Viacom Inc	110,013		5,139
Cincinnati Financial Corp	33,834	1,280		Walt Disney Co/The	372,539		18,307
Genworth Financial Inc (a)	102,444	516		Washington Post Co/The	1,000		338
Hartford Financial Services Group Inc	91,889	1,512					$84,687
Lincoln National Corp	59,489	1,193
Loews Corp	63,688	2,521		Metal Fabrication & Hardware - 0.18%
Marsh & McLennan Cos Inc	113,721	3,777		Precision Castparts Corp	30,287		4,711
MetLife Inc	221,358	6,811
Progressive Corp/The	127,079	2,509		Mining - 0.53%
Prudential Financial Inc	97,753	4,720		Alcoa Inc	222,332		1,883
Torchmark Corp	20,521	1,021		Freeport-McMoRan Copper & Gold Inc	197,824		6,661
Travelers Cos Inc/The	81,087	5,080		Newmont Mining Corp	103,286		4,593
Unum Group	59,579	1,125		Titanium Metals Corp	17,161		200
XL Group PLC	64,969	1,342		Vulcan Materials Co	26,969		1,045
		$89,725					$14,382

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Miscellaneous Manufacturing - 3.22%				Pharmaceuticals - 6.84%
3M Co	144,623	$13,194		Abbott Laboratories	327,941		$21,746
Cooper Industries PLC	33,155	2,383		Allergan Inc/United States	64,098		5,260
Danaher Corp	119,844	6,329		AmerisourceBergen Corp	52,274		2,075
Dover Corp	38,275	2,085		Bristol-Myers Squibb Co	352,055		12,533
Eaton Corp	70,385	3,086		Cardinal Health Inc	72,132		3,108
General Electric Co	2,208,373	45,824		Eli Lilly & Co	212,841		9,371
Illinois Tool Works Inc	99,495	5,406		Express Scripts Holding Co (a)	167,886		9,727
Ingersoll-Rand PLC	62,263	2,640		Forest Laboratories Inc (a)	55,377		1,858
Leggett & Platt Inc	29,217	677		Johnson & Johnson	572,424		39,623
Pall Corp	24,136	1,289		McKesson Corp	49,064		4,452
Parker Hannifin Corp	31,483	2,529		Mead Johnson Nutrition Co	42,497		3,101
Textron Inc	58,419	1,522		Merck & Co Inc	633,951		28,002
		$86,964		Mylan Inc/PA (a)	89,342		2,058
				Perrigo Co	19,471		2,220
Office & Business Equipment - 0.09%				Pfizer Inc (b)	1,560,747		37,520
Pitney Bowes Inc	41,731	557		Watson Pharmaceuticals Inc (a)	26,556		2,067
Xerox Corp	280,910	1,947					$184,721
		$2,504
				Pipelines - 0.52%
Oil & Gas - 8.68%				Kinder Morgan Inc/Delaware	105,255		3,769
Anadarko Petroleum Corp	104,124	7,230		ONEOK Inc	43,322		1,928
Apache Corp	81,461	7,015		Spectra Energy Corp	136,050		4,175
Cabot Oil & Gas Corp	43,735	1,845		Williams Cos Inc/The	130,404		4,146
Chesapeake Energy Corp	138,052	2,598					$14,018
Chevron Corp	411,268	45,067
ConocoPhillips	263,571	14,349		Publicly Traded Investment Fund - 0.33%
Denbury Resources Inc (a)	81,420	1,231		iShares S&P 500 Index Fund/US	64,751		8,971
Devon Energy Corp	84,289	4,983
Diamond Offshore Drilling Inc	14,489	948		Real Estate - 0.04%
Ensco PLC	48,076	2,612		CBRE Group Inc (a)	68,352		1,065
EOG Resources Inc	56,191	5,507
EQT Corp	31,176	1,758
Exxon Mobil Corp	974,650	84,648		REITS - 2.10%
Helmerich & Payne Inc	22,389	1,041		American Tower Corp	82,243		5,947
Hess Corp	63,369	2,989		Apartment Investment & Management Co	29,443		808
Marathon Oil Corp	147,009	3,891		AvalonBay Communities Inc	19,874		2,923
Marathon Petroleum Corp	71,016	3,359		Boston Properties Inc	31,226		3,463
Murphy Oil Corp	40,470	2,172		Equity Residential	62,659		3,967
Nabors Industries Ltd (a)	60,509	838		HCP Inc	87,437		4,128
Newfield Exploration Co (a)	28,098	858		Health Care REIT Inc	44,566		2,773
Noble Corp (a)	52,605	1,946		Host Hotels & Resorts Inc	149,735		2,198
Noble Energy Inc	37,056	3,240		Kimco Realty Corp	84,816		1,653
Occidental Petroleum Corp	169,050	14,712		Plum Creek Timber Co Inc	33,660		1,366
Phillips 66	130,325	4,900		Prologis Inc	95,960		3,102
Pioneer Natural Resources Co	25,642	2,273		Public Storage	29,667		4,419
QEP Resources Inc	37,181	1,117		Simon Property Group Inc	63,174		10,139
Range Resources Corp	33,804	2,116		Ventas Inc	60,242		4,051
Rowan Cos PLC (a)	25,883	909		Vornado Realty Trust	38,693		3,231
Southwestern Energy Co (a)	72,563	2,413		Weyerhaeuser Co	112,021		2,616
Sunoco Inc	22,072	1,064					$56,784
Tesoro Corp	29,250	809
Valero Energy Corp	115,235	3,169		Retail - 6.05%
WPX Energy Inc (a)	41,419	661		Abercrombie & Fitch Co	17,206		582
				AutoNation Inc (a)	8,658		341
		$234,268		AutoZone Inc (a)	5,554		2,084
Oil & Gas Services - 1.54%				Bed Bath & Beyond Inc (a)	48,456		2,953
Baker Hughes Inc	91,392	4,233		Best Buy Co Inc	57,773		1,045
Cameron International Corp (a)	51,334	2,580		Big Lots Inc (a)	13,278		538
FMC Technologies Inc (a)	49,837	2,249		CarMax Inc (a)	47,563		1,324
Halliburton Co	192,381	6,374		Chipotle Mexican Grill Inc (a)	6,608		1,932
National Oilwell Varco Inc	88,835	6,423		Costco Wholesale Corp	90,113		8,667
Schlumberger Ltd	277,952	19,807		CVS Caremark Corp	267,103		12,086
		$41,666		Darden Restaurants Inc	26,815		1,372
				Dollar Tree Inc (a)	48,346		2,434
Packaging & Containers - 0.12%				Family Dollar Stores Inc	24,331		1,608
Ball Corp	32,658	1,357		GameStop Corp	27,157		435
Bemis Co Inc	21,488	661		Gap Inc/The	69,338		2,045
Owens-Illinois Inc (a)	34,375	634
				Home Depot Inc/The	319,035		16,647
Sealed Air Corp	40,455	656		JC Penney Co Inc	30,525		687
		$3,308		Kohl's Corp	49,979		2,485
				Lowe's Cos Inc	245,263		6,222
				Ltd Brands Inc	50,362		2,395

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Retail (continued)				Telecommunications (continued)
Macy's Inc	86,112	$3,086		MetroPCS Communications Inc (a)	61,316		$537
McDonald's Corp	211,815	18,928		Motorola Solutions Inc	60,874		2,943
Nordstrom Inc	33,383	1,807		Sprint Nextel Corp (a)	625,048		2,725
O'Reilly Automotive Inc (a)	26,281	2,253		Verizon Communications Inc	592,154		26,730
Ross Stores Inc	47,017	3,124		Windstream Corp	122,632		1,221
Sears Holdings Corp (a)	7,986	395					$114,831
Staples Inc	143,644	1,830
Starbucks Corp	158,094	7,159		Textiles - 0.03%
Target Corp	137,815	8,359		Cintas Corp	22,995		911
Tiffany & Co	26,413	1,451
TJX Cos Inc	154,436	6,839		Toys, Games & Hobbies - 0.13%
Urban Outfitters Inc (a)	23,240	710		Hasbro Inc	24,325		871
Walgreen Co	179,823	6,538		Mattel Inc	70,987		2,497
Wal-Mart Stores Inc	359,667	26,770					$3,368
Yum! Brands Inc	95,994	6,224
		$163,355		Transportation - 1.74%
				CH Robinson Worldwide Inc	33,893		1,791
Savings & Loans - 0.06%				CSX Corp	216,591		4,969
Hudson City Bancorp Inc	110,078	699		Expeditors International of Washington Inc	44,271		1,575
People's United Financial Inc	74,183	850		FedEx Corp	65,732		5,936
		$1,549		Norfolk Southern Corp	67,899		5,028
Semiconductors - 2.93%				Ryder System Inc	10,687		421
Advanced Micro Devices Inc (a)	122,793	499		Union Pacific Corp	99,258		12,170
Altera Corp	67,246	2,384		United Parcel Service Inc	199,987		15,121
Analog Devices Inc	62,182	2,430					$47,011
Applied Materials Inc	267,147	2,909		TOTAL COMMON STOCKS			$2,605,319
Broadcom Corp	103,360	3,502			Maturity
First Solar Inc (a)	12,298	191		REPURCHASE AGREEMENTS - 3.56%	Amount (000's)		Value(000	's)
Intel Corp	1,048,608	26,949		Banks - 3.56%
KLA-Tencor Corp	34,876	1,776		Investment in Joint Trading Account; Credit	$25,393		$25,393
Lam Research Corp (a)	41,989	1,445		Suisse Repurchase Agreement; 0.15%
Linear Technology Corp	47,982	1,548		dated 7/31/2012 maturing 8/1/2012
LSI Corp (a)	118,577	818		(collateralized by US Government
Microchip Technology Inc	40,348	1,347		Securities; $25,900,619; 3.88% - 9.00%;
Micron Technology Inc (a)	206,267	1,281		dated 11/15/18 - 08/15/40)
NVIDIA Corp (a)	128,977	1,746		Investment in Joint Trading Account; Deutsche	26,333		26,333
Qualcomm Inc	357,305	21,324		Bank Repurchase Agreement; 0.18% dated
Teradyne Inc (a)	38,908	572		7/31/2012 maturing 8/1/2012
Texas Instruments Inc	238,517	6,497		(collateralized by US Government
Xilinx Inc	55,005	1,782		Securities; $26,859,902; 0.00% - 8.95%;
		$79,000		dated 08/15/12 - 10/15/37)
Software - 3.67%				Investment in Joint Trading Account; JP	19,750		19,750
Adobe Systems Inc (a)	103,407	3,193		Morgan Repurchase Agreement; 0.17%
Akamai Technologies Inc (a)	37,348	1,314		dated 7/31/2012 maturing 8/1/2012
Autodesk Inc (a)	47,897	1,625		(collateralized by US Government
BMC Software Inc (a)	33,574	1,329		Securities; $20,144,927; 0.00% - 10.35%;
CA Inc	73,760	1,775		dated 08/15/12 - 05/15/42)
Cerner Corp (a)	30,554	2,259		Investment in Joint Trading Account; Merrill	24,489		24,488
Citrix Systems Inc (a)	38,808	2,821		Lynch Repurchase Agreement; 0.16%
Dun & Bradstreet Corp/The	9,976	800		dated 7/31/2012 maturing 8/1/2012
Electronic Arts Inc (a)	66,252	730		(collateralized by US Government
Fidelity National Information Services Inc	49,771	1,565		Securities; $24,978,289; 0.00% - 5.63%;
Fiserv Inc (a)	28,447	1,995		dated 05/02/13 - 11/23/35)
Intuit Inc	61,209	3,551					$95,964
Microsoft Corp	1,558,378	45,925		TOTAL REPURCHASE AGREEMENTS			$95,964
Oracle Corp	808,827	24,427		Total Investments			$2,701,283
Red Hat Inc (a)	40,197	2,157		Liabilities in Excess of Other Assets, Net - (0.08)%			$(2,026)
Salesforce.com Inc (a)	28,763	3,577		TOTAL NET ASSETS - 100.00%			$2,699,257
		$99,043
Telecommunications - 4.25%				(a) Non-Income Producing Security
AT&T Inc	1,222,021	46,339		(b)	Security or a portion of the security was pledged to cover margin
CenturyLink Inc	129,484	5,379		requirements for futures contracts. At the end of the period, the value of
Cisco Systems Inc	1,116,530	17,809		these securities totaled $7,761 or 0.29% of net assets.
Corning Inc	316,311	3,609
Crown Castle International Corp (a)	53,743	3,325
Frontier Communications Corp	208,106	816
Harris Corp	23,715	988
JDS Uniphase Corp (a)	48,255	475
Juniper Networks Inc (a)	110,373	1,935

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2012 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		21 .19%
Financial		17 .60%
Technology		14 .58%
Energy		10 .85%
Communications		10 .51%
Industrial		9.95%
Consumer, Cyclical		8.40%
Utilities		3.56%
Basic Materials		3.08%
Exchange Traded Funds		0.33%
Diversified		0.03%
Liabilities in Excess of Other Assets, Net		(0 .08)%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2012	Long	1,358	$90,112	$93,335	$3,223
Total					$3,223

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
LargeCap Value Fund
July 31, 2012 (unaudited)

COMMON STOCKS - 98.42%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Aerospace & Defense - 4.68%				Forest Products & Paper - 1.17%
Boeing Co/The	283,732	$20,971		International Paper Co	621,035		$20,376
General Dynamics Corp	420,514	26,677
Lockheed Martin Corp	245,605	21,925
United Technologies Corp	158,377	11,790		Gas - 1.08%
		$81,363		NiSource Inc	734,833		18,804
Agriculture - 1.17%				Healthcare - Services - 2.50%
Philip Morris International Inc	223,197	20,409		Humana Inc	139,843		8,614
				UnitedHealth Group Inc	682,953		34,892
Banks - 11.05%							$43,506
Capital One Financial Corp	436,846	24,677
Fifth Third Bancorp	1,451,248	20,056		Insurance - 7.04%
				ACE Ltd	181,421		13,335
JP Morgan Chase & Co	937,690	33,757		Allstate Corp/The	677,058		23,223
US Bancorp	1,402,263	46,976		Berkshire Hathaway Inc - Class B (a)	77,006		6,533
Wells Fargo & Co	1,971,505	66,657		Protective Life Corp	296,648		8,280
		$192,123		Prudential Financial Inc	428,167		20,672
Beverages - 1.08%				Reinsurance Group of America Inc	236,135		13,146
Constellation Brands Inc (a)	665,417	18,771		RenaissanceRe Holdings Ltd	225,928		16,716
				Torchmark Corp	412,289		20,511
Biotechnology - 0.90%							$122,416
Amgen Inc	189,104	15,620		Internet - 2.03%
				Expedia Inc	131,650		7,503
Chemicals - 2.31%				IAC/InterActiveCorp	529,525		27,858
CF Industries Holdings Inc	139,195	27,249					$35,361
LyondellBasell Industries NV	291,924	12,999		Media - 2.85%
		$40,248		Comcast Corp - Class A	1,523,829		49,601
Coal - 0.29%
Peabody Energy Corp	243,298	5,080		Mining - 0.45%
				Freeport-McMoRan Copper & Gold Inc	229,813		7,738
Computers - 3.02%
Accenture PLC - Class A	182,498	11,005		Miscellaneous Manufacturing - 1.53%
Apple Inc	53,260	32,529		General Electric Co	1,285,200		26,668
EMC Corp/MA (a)	341,694	8,956
		$52,490		Oil & Gas - 15.15%
Consumer Products - 0.79%				Chevron Corp	797,546		87,395
Jarden Corp	305,408	13,804		Energen Corp	358,666		18,367
				Exxon Mobil Corp	857,840		74,503
				Hess Corp	407,899		19,237
Cosmetics & Personal Care - 0.64%				Marathon Petroleum Corp	530,321		25,084
Procter & Gamble Co/The	171,511	11,069		Noble Corp (a)	436,903		16,165
				Phillips 66	289,629		10,890
Distribution & Wholesale - 0.57%				Pioneer Natural Resources Co	134,012		11,878
WESCO International Inc (a)	178,229	9,929					$263,519
				Oil & Gas Services - 0.66%
Diversified Financial Services - 2.64%				National Oilwell Varco Inc	158,345		11,448
BlackRock Inc	9,013	1,535
Discover Financial Services	838,909	30,167
Waddell & Reed Financial Inc	487,883	14,192		Pharmaceuticals - 8.25%
				Cardinal Health Inc	232,252		10,008
		$45,894		Eli Lilly & Co	840,323		36,999
Electric - 5.75%				Endo Health Solutions Inc (a)	461,999		13,735
Ameren Corp	695,870	23,806		Johnson & Johnson	152,028		10,523
DTE Energy Co	486,932	29,883		Merck & Co Inc	197,543		8,726
NRG Energy Inc	445,376	8,827		Pfizer Inc (b)	2,642,435		63,524
NV Energy Inc	944,169	17,269					$143,515
Pinnacle West Capital Corp	377,048	20,187		REITS - 3.50%
		$99,972		Camden Property Trust	264,372		18,852
Electronics - 1.80%				Essex Property Trust Inc	82,849		13,037
Tyco International Ltd	569,743	31,302		Simon Property Group Inc	136,929		21,976
				Taubman Centers Inc	91,057		7,059
Food - 1.94%							$60,924
ConAgra Foods Inc	759,864	18,761		Retail - 6.13%
Kroger Co/The	671,670	14,891		Dillard's Inc	276,836		18,058
		$33,652		Foot Locker Inc	520,315		17,181
				Lowe's Cos Inc	934,669		23,712
				Macy's Inc	362,267		12,984

See accompanying notes

Schedule of Investments
LargeCap Value Fund
July 31, 2012 (unaudited)

					Portfolio Summary (unaudited)
COMMON STOCKS (continued)	Shares Held	Value(000	's)	Sector			Percent
				Financial			25 .85%
Retail (continued)				Consumer, Non-cyclical			17 .27%
Walgreen Co	520,149	$18,913		Energy			16 .10%
Wal-Mart Stores Inc	210,562	15,672		Communications			9.21%
		$106,520		Industrial			8.01%
				Utilities			7.73%
Semiconductors - 0.49%				Consumer, Cyclical			6.70%
Intel Corp	331,199	8,512		Technology			5.24%
				Basic Materials			3.93%
Software - 1.73%				Liabilities in Excess of Other Assets, Net			(0 .04)%
CA Inc	635,010	15,285		TOTAL NET ASSETS			100.00%
Microsoft Corp	503,984	14,852
		$30,137
Telecommunications - 4.33%
AT&T Inc	991,081	37,582
Cisco Systems Inc	2,364,997	37,722
		$75,304
Water - 0.90%
American Water Works Co Inc	433,518	15,715
TOTAL COMMON STOCKS		$1,711,790
	Maturity
REPURCHASE AGREEMENTS - 1.62%	Amount (000's)	Value(000	's)
Banks - 1.62%
Investment in Joint Trading Account; Credit	$7,478	$7,478
Suisse Repurchase Agreement; 0.15%
dated 07/31/2012 maturing 08/01/2012
(collateralized by US Government
Securities; $7,627,457; 3.88% - 9.00%;
dated 11/15/18 - 08/15/40)
Investment in Joint Trading Account; Deutsche	7,755	7,755
Bank Repurchase Agreement; 0.18% dated
07/31/2012 maturing 08/01/2012
(collateralized by US Government
Securities; $7,909,955; 0.00% - 8.95%;
dated 08/15/12 - 10/15/37)
Investment in Joint Trading Account; JP	5,816	5,816
Morgan Repurchase Agreement; 0.17%
dated 07/31/2012 maturing 08/01/2012
(collateralized by US Government
Securities; $5,932,466; 0.00% - 10.35%;
dated 08/15/12 - 05/15/42)
Investment in Joint Trading Account; Merrill	7,212	7,212
Lynch Repurchase Agreement; 0.16%
dated 07/31/2012 maturing 08/01/2012
(collateralized by US Government
Securities; $7,355,840; 0.00% - 5.63%;
dated 05/02/13 - 11/23/35)
		$28,261
TOTAL REPURCHASE AGREEMENTS		$28,261
Total Investments		$1,740,051
Liabilities in Excess of Other Assets, Net - (0.04)%		$(692)
TOTAL NET ASSETS - 100.00%		$1,739,359

(a) Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,466 or 0.14% of net assets.

Futures Contracts

							Unrealized
Type	Long/Short			Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2012	Long	300			$19,956	$20,619	$663
Total							$663

All dollar amounts are shown in thousands (000's)
See accompanying notes		136

Schedule of Investments
LargeCap Value Fund I
July 31, 2012 (unaudited)

COMMON STOCKS - 94.64%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.03%				Banks (continued)
Interpublic Group of Cos Inc/The	60,301	$595		Northern Trust Corp	23,125		$1,050
				PNC Financial Services Group Inc	51,392		3,037
				Regions Financial Corp	136,158		948
Aerospace & Defense - 1.63%				Signature Bank/New York NY (a)	6,201		400
Alliant Techsystems Inc	4,598	213		State Street Corp	52,029		2,101
Boeing Co/The	10,521	778
Exelis Inc	27,300	257		SunTrust Banks Inc	52,749		1,247
				US Bancorp	182,601		6,117
General Dynamics Corp	30,889	1,960		Wells Fargo & Co	740,007		25,020
L-3 Communications Holdings Inc	14,107	1,000
Lockheed Martin Corp	161,463	14,413					$141,726
Northrop Grumman Corp	196,554	13,012		Beverages - 0.14%
Raytheon Co	32,410	1,798		Beam Inc	17,552		1,103
Spirit Aerosystems Holdings Inc (a)	13,276	312		Coca-Cola Enterprises Inc	40,271		1,181
Triumph Group Inc	4,754	297		Constellation Brands Inc (a)	22,753		642
		$34,040					$2,926
Agriculture - 3.47%				Biotechnology - 0.70%
Altria Group Inc	567,781	20,423		Bio-Rad Laboratories Inc (a)	3,082		297
Archer-Daniels-Midland Co	73,314	1,913		Charles River Laboratories International Inc (a)	2,596		88
Bunge Ltd	12,697	835		Gilead Sciences Inc (a)	242,625		13,182
Philip Morris International Inc	293,302	26,820		Life Technologies Corp (a)	23,427		1,028
Reynolds American Inc	487,465	22,554					$14,595
		$72,545
				Chemicals - 1.50%
Airlines - 1.14%				Air Products & Chemicals Inc	18,343		1,475
Copa Holdings SA	220,078	17,063		Airgas Inc	40,500		3,212
Delta Air Lines Inc (a)	44,411	429		Albemarle Corp	5,630		328
Southwest Airlines Co	702,592	6,456		Ashland Inc	11,362		800
		$23,948		Cabot Corp	9,733		380
				CF Industries Holdings Inc	74,484		14,582
Apparel - 0.66%				Cytec Industries Inc	6,659		410
Coach Inc	279,963	13,810
Deckers Outdoor Corp (a)	2,106	88		Dow Chemical Co/The	117,486		3,381
				Eastman Chemical Co	3,975		208
		$13,898		Huntsman Corp	27,687		350
Automobile Manufacturers - 0.30%				Kronos Worldwide Inc	18,671		316
Ford Motor Co	366,229	3,384		LyondellBasell Industries NV	29,269		1,303
General Motors Co (a)	74,957	1,477		Mosaic Co/The	29,145		1,694
Navistar International Corp (a)	8,880	219		NewMarket Corp	8,947		2,057
Oshkosh Corp (a)	13,508	304		Rockwood Holdings Inc	6,949		307
PACCAR Inc	23,952	958		RPM International Inc	11,636		308
		$6,342		Westlake Chemical Corp	2,495		148
				WR Grace & Co (a)	1,088		61
Automobile Parts & Equipment - 0.12%							$31,320
Johnson Controls Inc	59,014	1,455
Lear Corp	14,756	524		Coal - 0.17%
TRW Automotive Holdings Corp (a)	14,581	573		Peabody Energy Corp	39,440		824
WABCO Holdings Inc (a)	671	37		Walter Energy Inc	77,605		2,661
		$2,589					$3,485
Banks - 6.77%				Commercial Services - 0.85%
Associated Banc-Corp	26,768	334		Aaron's Inc	3,544		104
Bank of America Corp	934,990	6,863		Booz Allen Hamilton Holding Corp	1,815		32
Bank of Hawaii Corp	6,999	327		CoreLogic Inc/United States (a)	16,444		378
Bank of New York Mellon Corp/The	127,059	2,704		DeVry Inc	9,480		186
BB&T Corp	68,460	2,148		Equifax Inc	1,744		82
BOK Financial Corp	3,794	214		Genpact Ltd (a)	3,610		63
Capital One Financial Corp	62,251	3,517		H&R Block Inc	15,855		256
CapitalSource Inc	33,601	220		Hertz Global Holdings Inc (a)	490,100		5,518
Citigroup Inc	466,451	12,655		Manpower Inc	12,405		441
City National Corp/CA	7,181	354		Paychex Inc	4,089		134
Comerica Inc	420,477	12,702		Service Corp International/US	31,435		404
Commerce Bancshares Inc/MO	11,517	454		Total System Services Inc	3,332		79
Cullen/Frost Bankers Inc	8,298	459		Towers Watson & Co	8,793		515
Fifth Third Bancorp	88,656	1,225		Western Union Co/The	545,000		9,499
First Citizens BancShares Inc/NC	768	126					$17,691
First Republic Bank/CA	14,767	480
Fulton Financial Corp	29,707	273		Computers - 2.85%
				Apple Inc	26,456		16,158
Goldman Sachs Group Inc/The	186,076	18,775		Brocade Communications Systems Inc (a)	70,054		348
Huntington Bancshares Inc/OH	130,312	810		Dell Inc (a)	144,325		1,715
JP Morgan Chase & Co	952,054	34,274
M&T Bank Corp	12,108	1,039		Diebold Inc	8,408		272
				DST Systems Inc	4,214		227
Morgan Stanley	135,662	1,853		Hewlett-Packard Co	193,555		3,530

See accompanying notes

Schedule of Investments
LargeCap Value Fund I
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Computers (continued)				Electric (continued)
International Business Machines Corp	73,675	$14,439		Pinnacle West Capital Corp	16,454		$881
Lexmark International Inc	11,152	195		PPL Corp	50,483		1,459
NetApp Inc (a)	17,291	565		Public Service Enterprise Group Inc	44,030		1,464
SanDisk Corp (a)	146,940	6,044		SCANA Corp	18,033		887
Synopsys Inc (a)	19,549	592		Southern Co/The	86,366		4,159
Western Digital Corp (a)	389,907	15,507		Westar Energy Inc	17,984		550
		$59,592		Wisconsin Energy Corp	20,606		839
				Xcel Energy Inc	48,860		1,432
Consumer Products - 0.13%							$43,849
Avery Dennison Corp	15,130	466
Church & Dwight Co Inc	8,189	471		Electrical Components & Equipment - 0.11%
Clorox Co/The	10,862	790		Emerson Electric Co	16,889		807
Jarden Corp	8,893	402		Energizer Holdings Inc	9,468		736
Kimberly-Clark Corp	6,400	556		General Cable Corp (a)	6,766		177
Scotts Miracle-Gro Co/The	874	35		Hubbell Inc	1,475		122
		$2,720		Molex Inc	19,995		502
Cosmetics & Personal Care - 0.86%							$2,344
Colgate-Palmolive Co	35,666	3,829		Electronics - 0.83%
Procter & Gamble Co/The	221,029	14,265		Avnet Inc (a)	21,003		662
		$18,094		AVX Corp	6,949		68
				Garmin Ltd	14,631		565
Distribution & Wholesale - 0.06%				Itron Inc (a)	6,321		246
Arrow Electronics Inc (a)	16,152	545
Ingram Micro Inc (a)	23,373	350		Jabil Circuit Inc	21,906		475
WESCO International Inc (a)	6,310	352		TE Connectivity Ltd	307,600		10,154
				Tech Data Corp (a)	6,436		323
		$1,247		Thermo Fisher Scientific Inc	37,801		2,104
Diversified Financial Services - 3.67%				Tyco International Ltd	45,480		2,499
Affiliated Managers Group Inc (a)	2,207	246		Vishay Intertechnology Inc (a)	21,418		211
American Express Co	38,344	2,213					$17,307
Ameriprise Financial Inc	22,996	1,189		Engineering & Construction - 0.12%
BlackRock Inc	6,525	1,111		AECOM Technology Corp (a)	16,348		265
CBOE Holdings Inc	233,170	6,645		Chicago Bridge & Iron Co NV ADR	6,186		221
Charles Schwab Corp/The	93,218	1,177		Engility Holdings Inc (a)	2,351		35
CME Group Inc	34,970	1,822		Fluor Corp	6,195		307
Discover Financial Services	449,877	16,178		Jacobs Engineering Group Inc (a)	19,140		738
Eaton Vance Corp	425,471	11,288		KBR Inc	22,416		588
Federated Investors Inc	896,287	18,024		URS Corp	11,661		409
Franklin Resources Inc	11,469	1,319					$2,563
Invesco Ltd	46,962	1,039
Janus Capital Group Inc	27,611	200		Entertainment - 0.39%
LPL Financial Holdings Inc	993	28		Dolby Laboratories Inc (a)	3,045		107
NASDAQ OMX Group Inc/The	15,915	361		International Game Technology	678,764		7,684
NYSE Euronext	36,777	937		Penn National Gaming Inc (a)	8,781		342
Raymond James Financial Inc	17,058	574		Regal Entertainment Group	8,424		116
SLM Corp	51,336	821					$8,249
TD Ameritrade Holding Corp	33,584	535
Waddell & Reed Financial Inc	384,949	11,198		Environmental Control - 0.10%
		$76,905		Republic Services Inc	26,308		761
				Waste Management Inc	40,163		1,382
Electric - 2.09%							$2,143
AES Corp/The	63,791	769
Alliant Energy Corp	16,745	782		Food - 0.50%
Ameren Corp	24,124	825		Campbell Soup Co	5,413		179
American Electric Power Co Inc	48,837	2,063		ConAgra Foods Inc	41,533		1,025
CMS Energy Corp	38,088	939		General Mills Inc	20,339		787
Consolidated Edison Inc	29,078	1,876		Hormel Foods Corp	9,447		264
Dominion Resources Inc/VA	49,735	2,701		Ingredion Inc	8,697		452
DTE Energy Co	17,295	1,061		JM Smucker Co/The	12,477		958
Duke Energy Corp	69,863	4,735		Kraft Foods Inc	145,827		5,791
				Smithfield Foods Inc (a)	23,322		431
Edison International	33,010	1,524
Entergy Corp	15,371	1,117		Tyson Foods Inc	42,078		632
Exelon Corp	85,341	3,339					$10,519
FirstEnergy Corp	36,285	1,822		Forest Products & Paper - 0.09%
Hawaiian Electric Industries Inc	14,854	423		Domtar Corp	5,232		386
NextEra Energy Inc	41,467	2,940		International Paper Co	42,994		1,411
Northeast Utilities	31,681	1,263					$1,797
NRG Energy Inc	32,972	654
NV Energy Inc	34,171	625		Gas - 0.24%
OGE Energy Corp	14,778	785		Atmos Energy Corp	13,395		480
PG&E Corp	41,928	1,935		CenterPoint Energy Inc	43,449		915
				NiSource Inc	42,197		1,080

See accompanying notes

Schedule of Investments
LargeCap Value Fund I
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Gas (continued)				Insurance (continued)
Questar Corp	21,254	$433		CNA Financial Corp	3,953		$103
Sempra Energy	23,960	1,687		Endurance Specialty Holdings Ltd	5,635		195
Vectren Corp	12,927	386		Everest Re Group Ltd	83,437		8,486
		$4,981		Fidelity National Financial Inc	32,261		601
				Hanover Insurance Group Inc/The	3,554		125
Hand & Machine Tools - 0.11%				HCC Insurance Holdings Inc	14,654		449
Kennametal Inc	11,426	422		Loews Corp	33,458		1,325
Regal-Beloit Corp	6,112	394		Marsh & McLennan Cos Inc	16,453		546
Snap-on Inc	6,995	474		Mercury General Corp	3,877		140
Stanley Black & Decker Inc	16,511	1,104		MetLife Inc	301,650		9,282
		$2,394		PartnerRe Ltd	9,346		677
Healthcare - Products - 0.65%				ProAssurance Corp	4,437		397
Becton Dickinson and Co	1,995	151		Progressive Corp/The	53,181		1,050
Boston Scientific Corp (a)	147,817	764		Protective Life Corp	12,732		355
Cooper Cos Inc/The	4,813	362		Prudential Financial Inc	40,528		1,957
Covidien PLC	47,101	2,632		Reinsurance Group of America Inc	10,674		594
Henry Schein Inc (a)	5,622	421		RenaissanceRe Holdings Ltd	7,809		578
Hill-Rom Holdings Inc	8,984	235		StanCorp Financial Group Inc	6,708		200
Hologic Inc (a)	187,500	3,472		Torchmark Corp	14,256		709
Medtronic Inc	100,230	3,951		Travelers Cos Inc/The	23,164		1,451
Sirona Dental Systems Inc (a)	6,561	284		Validus Holdings Ltd	12,197		397
St Jude Medical Inc	10,405	389		WR Berkley Corp	149,163		5,463
Zimmer Holdings Inc	16,315	961					$126,556
		$13,622		Internet - 0.24%
Healthcare - Services - 2.15%				AOL Inc (a)	10,439		333
Aetna Inc	35,670	1,286		Expedia Inc	4,748		271
Cigna Corp	420,653	16,944		IAC/InterActiveCorp	8,989		473
Community Health Systems Inc (a)	13,165	324		Liberty Interactive Corp (a)	46,738		875
Coventry Health Care Inc	20,685	689		Symantec Corp (a)	65,519		1,032
Health Management Associates Inc (a)	800,703	5,269		VeriSign Inc (a)	1,830		81
Health Net Inc (a)	12,522	276		Yahoo! Inc (a)	117,483		1,861
Humana Inc	107,754	6,638					$4,926
LifePoint Hospitals Inc (a)	7,061	269
Mednax Inc (a)	7,123	471		Iron & Steel - 0.95%
				Allegheny Technologies Inc	15,508		466
Quest Diagnostics Inc	12,140	709		Carpenter Technology Corp	5,926		284
UnitedHealth Group Inc	103,074	5,266		Cliffs Natural Resources Inc	428,510		17,521
Universal Health Services Inc	133,900	5,233		Nucor Corp	27,508		1,078
WellPoint Inc	31,937	1,702		Reliance Steel & Aluminum Co	10,879		560
		$45,076					$19,909
Home Builders - 0.05%				Leisure Products & Services - 0.06%
Lennar Corp	24,889	727		Carnival Corp	36,875		1,227
NVR Inc (a)	79	61
Thor Industries Inc	6,557	189
		$977		Lodging - 0.04%
				Choice Hotels International Inc	3,990		160
Home Furnishings - 0.02%				Marriott International Inc/DE	2,870		104
Harman International Industries Inc	10,205	412		MGM Resorts International (a)	57,554		548
							$812
Housewares - 0.04%				Machinery - Construction & Mining - 0.73%
Newell Rubbermaid Inc	41,976	741		Caterpillar Inc	121,506		10,232
				Joy Global Inc	97,627		5,071
Insurance - 6.05%							$15,303
ACE Ltd	36,330	2,670		Machinery - Diversified - 1.00%
Aflac Inc	437,467	19,152		AGCO Corp (a)	14,077		617
Allied World Assurance Co Holdings AG	2,580	195		CNH Global NV (a)	3,924		150
Allstate Corp/The	282,116	9,677
American Financial Group Inc/OH	11,920	449		Cummins Inc	123,639		11,857
American International Group Inc (a)	55,935	1,749		Deere & Co	47,800		3,672
American National Insurance Co	1,080	76		Flowserve Corp	782		94
Aon PLC	33,594	1,653		Gardner Denver Inc	7,250		413
Arch Capital Group Ltd (a)	409,417	15,886		IDEX Corp	9,805		374
Aspen Insurance Holdings Ltd	10,355	298		Nordson Corp	679		35
Assurant Inc	12,417	450		Xylem Inc/NY	155,723		3,734
Axis Capital Holdings Ltd	15,852	521					$20,946
Berkshire Hathaway Inc - Class B (a)	187,377	15,897		Media - 3.20%
Brown & Brown Inc	15,423	389		CBS Corp	52,517		1,757
Chubb Corp/The	296,656	21,564		Comcast Corp - Class A	137,369		4,471
Cincinnati Financial Corp	22,474	850		DIRECTV (a)	113,800		5,651

See accompanying notes

Schedule of Investments
LargeCap Value Fund I
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Media (continued)					Oil & Gas (continued)
DISH Network Corp	7,314		$225		Valero Energy Corp	998,197		$27,451
Gannett Co Inc	34,021		480		Whiting Petroleum Corp (a)	245,183		9,905
John Wiley & Sons Inc	3,854		184					$352,587
Liberty Media Corp - Liberty Capital (a)	153,308		14,503
News Corp - Class A	134,144		3,088		Oil & Gas Services - 2.15%
Nielsen Holdings NV (a)	14,071		401		Baker Hughes Inc	45,987		2,130
Thomson Reuters Corp	32,208		912		Halliburton Co	560,374		18,565
Time Warner Cable Inc	95,600		8,119		National Oilwell Varco Inc	32,718		2,366
Time Warner Inc	93,710		3,666		RPC Inc	1,596,746		21,476
					Superior Energy Services Inc (a)	24,230		525
Viacom Inc	382,500		17,867
Walt Disney Co/The	110,276		5,419					$45,062
Washington Post Co/The	615		208		Packaging & Containers - 0.13%
			$66,951		Bemis Co Inc	14,928		459
					Crown Holdings Inc (a)	16,382		588
Metal Fabrication & Hardware - 0.02%
Timken Co	11,536		418		Greif Inc	4,542		197
					Owens-Illinois Inc (a)	6,209		115
					Rock-Tenn Co	9,056		527
Mining - 0.98%					Sealed Air Corp	28,105		455
Alcoa Inc	92,548		784		Sonoco Products Co	14,783		448
Freeport-McMoRan Copper & Gold Inc	520,530		17,526					$2,789
Newmont Mining Corp	48,213		2,144
Tahoe Resources Inc (a)	9,094		139		Pharmaceuticals - 9.66%
			$20,593		Abbott Laboratories	11,847		786
					AmerisourceBergen Corp	351,000		13,935
Miscellaneous Manufacturing - 2.85%					Bristol-Myers Squibb Co	22,501		801
3M Co	10,148		926		Cardinal Health Inc	23,051		993
Aptargroup Inc	6,793		340		Eli Lilly & Co	765,936		33,724
Carlisle Cos Inc	8,332		421		Endo Health Solutions Inc (a)	410,473		12,203
Cooper Industries PLC	7,583		545		Express Scripts Holding Co (a)	529,082		30,655
Crane Co	7,116		278		Forest Laboratories Inc (a)	27,343		917
Danaher Corp	37,196		1,964		Herbalife Ltd	303,908		16,681
Dover Corp	17,854		972		Johnson & Johnson	280,265		19,400
Eaton Corp	32,832		1,439		Merck & Co Inc	741,989		32,774
General Electric Co	2,385,471		49,498		Omnicare Inc	16,358		514
Illinois Tool Works Inc	3,453		188		Pfizer Inc	1,604,460		38,571
Ingersoll-Rand PLC	7,785		330		VCA Antech Inc (a)	12,669		231
ITT Corp	10,210		191					$202,185
Leggett & Platt Inc	21,565		500
Parker Hannifin Corp	12,030		966		Pipelines - 0.08%
Textron Inc	39,329		1,025		Spectra Energy Corp	56,202		1,725
			$59,583
Office & Business Equipment - 0.05%					Private Equity - 0.02%
					American Capital Ltd (a)	48,158		480
Pitney Bowes Inc	9,427		126
Xerox Corp	131,927		914
			$1,040		Real Estate - 0.02%
Oil & Gas - 16.84%					Jones Lang LaSalle Inc	6,334		422
Anadarko Petroleum Corp	43,470		3,019
Apache Corp	230,764		19,873		REITS - 4.17%
Atwood Oceanics Inc (a)	5,652		252		American Campus Communities Inc	9,744		464
Chesapeake Energy Corp	57,372		1,080		American Capital Agency Corp	527,148		18,524
Chevron Corp	547,837		60,032		Annaly Capital Management Inc	898,928		15,668
ConocoPhillips	693,058		37,730		Apartment Investment & Management Co	482,517		13,235
Denbury Resources Inc (a)	56,561		855		AvalonBay Communities Inc	9,590		1,411
Devon Energy Corp	204,914		12,115		BioMed Realty Trust Inc	22,321		420
Diamond Offshore Drilling Inc	66,650		4,360		Boston Properties Inc	12,520		1,388
Exxon Mobil Corp	898,211		78,009		Brandywine Realty Trust	19,861		236
Hess Corp	26,408		1,245		BRE Properties Inc	7,952		419
HollyFrontier Corp	412,859		15,437		Camden Property Trust	2,872		205
Marathon Oil Corp	495,434		13,114		CBL & Associates Properties Inc	21,516		425
Marathon Petroleum Corp	319,775		15,125		Chimera Investment Corp	5,042,333		10,891
Murphy Oil Corp	20,365		1,093		DDR Corp	33,718		507
Newfield Exploration Co (a)	468,264		14,296		Douglas Emmett Inc	21,565		507
Noble Energy Inc	14,507		1,268		Duke Realty Corp	39,284		568
Occidental Petroleum Corp	142,463		12,399		Equity Lifestyle Properties Inc	1,040		75
Phillips 66	397,627		14,951		Equity Residential	27,845		1,763
Pioneer Natural Resources Co	3,120		277		Extra Space Storage Inc	5,579		183
QEP Resources Inc	25,829		776		Federal Realty Investment Trust	2,229		242
Royal Dutch Shell PLC - B shares ADR	100,300		7,077		General Growth Properties Inc	45,812		830
Tesoro Corp	21,699		600		Hatteras Financial Corp	15,047		440
Unit Corp (a)	6,247		248		HCP Inc	39,236		1,852
See accompanying notes					140

Schedule of Investments
LargeCap Value Fund I
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
REITS (continued)				Semiconductors (continued)
Health Care REIT Inc	21,504	$1,338		PMC - Sierra Inc (a)	34,225		$182
Home Properties Inc	3,283	215		Rovi Corp (a)	13,600		182
Hospitality Properties Trust	18,119	440		Teradyne Inc (a)	23,758		349
Host Hotels & Resorts Inc	62,591	919		Texas Instruments Inc	32,566		887
Kilroy Realty Corp	9,134	432					$23,748
Kimco Realty Corp	41,227	804
Liberty Property Trust	14,998	544		Shipbuilding - 0.01%
				Huntington Ingalls Industries Inc (a)	7,361		287
Macerich Co/The	19,193	1,121
MFA Financial Inc	54,887	444
National Retail Properties Inc	15,495	457		Software - 1.47%
Piedmont Office Realty Trust Inc	25,011	427		Activision Blizzard Inc	63,895		769
Post Properties Inc	4,613	238		Adobe Systems Inc (a)	30,673		947
Prologis Inc	39,685	1,283		Akamai Technologies Inc (a)	2,536		89
Rayonier Inc	3,687	176		Allscripts Healthcare Solutions Inc (a)	27,640		254
Realty Income Corp	20,104	828		CA Inc	32,257		776
Regency Centers Corp	5,183	248		Compuware Corp (a)	29,865		275
Senior Housing Properties Trust	23,554	536		Dun & Bradstreet Corp/The	2,266		182
Simon Property Group Inc	6,981	1,120		Fidelity National Information Services Inc	24,185		760
Taubman Centers Inc	5,864	455		Fiserv Inc (a)	3,419		240
UDR Inc	35,816	953		Microsoft Corp	528,536		15,576
Ventas Inc	29,066	1,955		Oracle Corp	362,800		10,957
Vornado Realty Trust	18,669	1,559					$30,825
Weingarten Realty Investors	17,955	483
		$87,228		Telecommunications - 4.52%
				Amdocs Ltd	24,430		727
Retail - 4.20%				AT&T Inc	1,064,334		40,359
Advance Auto Parts Inc	139,100	9,758		CenturyLink Inc	53,490		2,222
American Eagle Outfitters Inc	6,357	132		Cisco Systems Inc	1,556,966		24,834
Bed Bath & Beyond Inc (a)	86,100	5,248		Corning Inc	148,551		1,695
Best Buy Co Inc	38,995	705		Harris Corp	12,323		513
Chico's FAS Inc	9,163	140		MetroPCS Communications Inc (a)	46,741		409
CVS Caremark Corp	113,862	5,152		Polycom Inc (a)	27,491		240
Darden Restaurants Inc	66,900	3,424		Sprint Nextel Corp (a)	260,181		1,134
Dillard's Inc	4,617	301		Vodafone Group PLC ADR	487,600		14,019
DSW Inc	255	15		Windstream Corp	839,928		8,366
Foot Locker Inc	190,063	6,276					$94,518
GameStop Corp	20,950	336
Guess? Inc	9,379	282		Textiles - 0.02%
Kohl's Corp	22,108	1,099		Cintas Corp	8,771		348
Lowe's Cos Inc	101,709	2,580
Macy's Inc	35,011	1,255		Toys, Games & Hobbies - 0.02%
PVH Corp	785	62		Hasbro Inc	1,620		58
Ross Stores Inc	87,486	5,813		Mattel Inc	11,145		392
Sally Beauty Holdings Inc (a)	1,041	28
							$450
Signet Jewelers Ltd	12,323	541
Staples Inc	69,456	885		Transportation - 1.35%
Target Corp	60,934	3,696		Con-way Inc	3,653		130
TJX Cos Inc	436,161	19,313		CSX Corp	48,599		1,115
Walgreen Co	96,058	3,493		FedEx Corp	28,838		2,604
Wal-Mart Stores Inc	39,710	2,956		Kirby Corp (a)	2,357		124
Williams-Sonoma Inc	5,621	195		Norfolk Southern Corp	320,274		23,716
Yum! Brands Inc	218,901	14,194		Ryder System Inc	7,749		306
		$87,879		UTI Worldwide Inc	14,994		199
							$28,194
Savings & Loans - 0.09%
First Niagara Financial Group Inc	55,025	417		Water - 0.05%
New York Community Bancorp Inc	66,008	857		American Water Works Co Inc	26,467		959
People's United Financial Inc	40,352	462
Washington Federal Inc	15,474	247		TOTAL COMMON STOCKS			$1,981,165
		$1,983			Maturity
				REPURCHASE AGREEMENTS - 5.02%	Amount (000's)	Value	(000	's)
Semiconductors - 1.13%
Analog Devices Inc	23,683	926		Banks - 5.02%
Applied Materials Inc	123,216	1,342		Investment in Joint Trading Account; Credit	$27,804		$27,804
Avago Technologies Ltd	2,083	77		Suisse Repurchase Agreement; 0.15%
Broadcom Corp	30,316	1,027		dated 07/31/2012 maturing 08/01/2012
Intel Corp	126,564	3,253		(collateralized by US Government
KLA-Tencor Corp	25,752	1,311		Securities; $28,360,092; 3.88% - 9.00%;
Lam Research Corp (a)	335,451	11,543		dated 11/15/18 - 08/15/40)
Marvell Technology Group Ltd	68,041	766
Maxim Integrated Products Inc	22,505	613
NVIDIA Corp (a)	95,281	1,290

See accompanying notes

Schedule of Investments
LargeCap Value Fund I
July 31, 2012 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value(000	's)
Banks (continued)
Investment in Joint Trading Account; Deutsche $	28,834	$28,834
Bank Repurchase Agreement; 0.18% dated
07/31/2012 maturing 08/01/2012
(collateralized by US Government
Securities; $29,410,467; 0.00% - 8.95%;
dated 08/15/12 - 10/15/37)
Investment in Joint Trading Account; JP	21,625	21,625
Morgan Repurchase Agreement; 0.17%
dated 07/31/2012 maturing 08/01/2012
(collateralized by US Government
Securities; $22,057,850; 0.00% - 10.35%;
dated 08/15/12 - 05/15/42)
Investment in Joint Trading Account; Merrill	26,814	26,814
Lynch Repurchase Agreement; 0.16%
dated 07/31/2012 maturing 08/01/2012
(collateralized by US Government
Securities; $27,350,179; 0.00% - 5.63%;
dated 05/02/13 - 11/23/35)
		$105,077
TOTAL REPURCHASE AGREEMENTS		$105,077
Total Investments		$2,086,242
Other Assets in Excess of Liabilities, Net - 0.34%		$7,103
TOTAL NET ASSETS - 100.00%		$2,093,345

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		25 .81%
Energy		19 .24%
Consumer, Non-cyclical		19 .11%
Industrial		8.99%
Communications		7.99%
Consumer, Cyclical		7.12%
Technology		5.50%
Basic Materials		3.52%
Utilities		2.38%
Other Assets in Excess of Liabilities, Net		0.34%
TOTAL NET ASSETS		100.00%

Futures Contracts

						Unrealized
Type	Long/Short	Contracts		Notional Value	Market Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2012	Long	1,664		$110,254	$114,367	$4,113
Total						$4,113

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
July 31, 2012 (unaudited)

COMMON STOCKS - 96.53%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.03%				Banks (continued)
Interpublic Group of Cos Inc/The	21,152	$209		Morgan Stanley	47,596		$650
				Northern Trust Corp	8,111		368
				PNC Financial Services Group Inc	107,413		6,349
Aerospace & Defense - 2.66%				Regions Financial Corp	47,761		332
Alliant Techsystems Inc	1,623	75		Signature Bank/New York NY (a)	2,176		140
Boeing Co/The	74,990	5,543
Exelis Inc	9,573	90		State Street Corp	137,153		5,538
				SunTrust Banks Inc	18,520		438
General Dynamics Corp	51,535	3,269		US Bancorp	64,053		2,146
L-3 Communications Holdings Inc	38,148	2,704
Lockheed Martin Corp	1,443	129		Wells Fargo & Co	561,387		18,981
Northrop Grumman Corp	8,578	568					$87,451
Raytheon Co	144,868	8,038		Beverages - 1.18%
Spirit Aerosystems Holdings Inc (a)	4,657	109		Beam Inc	6,160		388
Triumph Group Inc	1,667	104		Coca-Cola Enterprises Inc	14,125		414
		$20,629		Constellation Brands Inc (a)	7,981		225
				Diageo PLC ADR	25,400		2,715
Agriculture - 2.83%				PepsiCo Inc	73,900		5,375
Altria Group Inc	176,008	6,330
Archer-Daniels-Midland Co	25,729	671					$9,117
Bunge Ltd	4,456	293		Biotechnology - 0.06%
Imperial Tobacco Group PLC ADR	45,500	3,540		Bio-Rad Laboratories Inc (a)	1,087		105
Philip Morris International Inc	117,699	10,763		Charles River Laboratories International Inc (a)	910		31
Reynolds American Inc	6,652	308		Life Technologies Corp (a)	8,217		360
		$21,905					$496
Airlines - 0.06%				Chemicals - 1.14%
Copa Holdings SA	412	32		Air Products & Chemicals Inc	6,434		517
Delta Air Lines Inc (a)	15,578	150		Albemarle Corp	1,974		115
Southwest Airlines Co	31,427	289		Ashland Inc	3,986		281
		$471		Cabot Corp	3,427		134
Apparel - 0.00%				CF Industries Holdings Inc	1,762		345
Deckers Outdoor Corp (a)	738	31		Cytec Industries Inc	2,502		154
				Dow Chemical Co/The	198,432		5,711
				Eastman Chemical Co	1,394		73
Automobile Manufacturers - 0.93%				Huntsman Corp	9,713		123
Ford Motor Co	128,466	1,187		Kronos Worldwide Inc	1,036		17
General Motors Co (a)	280,919	5,537		LyondellBasell Industries NV	10,272		457
Navistar International Corp (a)	3,114	76		Mosaic Co/The	10,228		594
Oshkosh Corp (a)	4,736	107		Rockwood Holdings Inc	2,437		108
PACCAR Inc	8,401	336		RPM International Inc	4,082		108
		$7,243		Westlake Chemical Corp	919		55
				WR Grace & Co (a)	429		24
Automobile Parts & Equipment - 0.12%							$8,816
Johnson Controls Inc	20,700	510
Lear Corp	5,180	184		Coal - 0.75%
TRW Automotive Holdings Corp (a)	5,115	201		Consol Energy Inc	188,100		5,451
WABCO Holdings Inc (a)	235	13		Peabody Energy Corp	13,835		289
		$908		Walter Energy Inc	3,173		109
Banks - 11.29%							$5,849
Associated Banc-Corp	9,394	117		Commercial Services - 0.12%
Bank of America Corp	1,455,277	10,682		Aaron's Inc	1,200		35
Bank of Hawaii Corp	2,471	115		Booz Allen Hamilton Holding Corp	717		12
Bank of New York Mellon Corp/The	44,613	949		CoreLogic Inc/United States (a)	5,771		133
BB&T Corp	23,625	741		DeVry Inc	3,325		65
BOK Financial Corp	1,321	75		Equifax Inc	682		32
Capital One Financial Corp	153,237	8,657		Genpact Ltd (a)	1,265		22
CapitalSource Inc	11,787	77		H&R Block Inc	5,561		90
CIT Group Inc (a)	156,600	5,719		Manpower Inc	4,355		155
Citigroup Inc	238,837	6,480		Paychex Inc	1,119		36
City National Corp/CA	2,520	124		Service Corp International/US	11,027		142
Comerica Inc	9,988	302		Total System Services Inc	1,168		28
Commerce Bancshares Inc/MO	4,037	159		Towers Watson & Co	3,083		181
Cullen/Frost Bankers Inc	2,911	161					$931
Fifth Third Bancorp	31,094	430
First Citizens BancShares Inc/NC	291	48		Computers - 2.18%
				Brocade Communications Systems Inc (a)	24,571		122
First Republic Bank/CA	5,180	169		Dell Inc (a)	50,626		602
Fulton Financial Corp	10,496	96
Goldman Sachs Group Inc/The	14,970	1,511		Diebold Inc	2,949		95
Huntington Bancshares Inc/OH	45,756	284		DST Systems Inc	1,552		84
				EMC Corp/MA (a)	195,900		5,135
JP Morgan Chase & Co	423,596	15,249
M&T Bank Corp	4,245	364		Hewlett-Packard Co	164,395		2,998
				International Business Machines Corp	34,500		6,761

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Computers (continued)				Electric (continued)
Lexmark International Inc	3,909	$68		Westar Energy Inc	6,302		$193
NetApp Inc (a)	6,065	198		Wisconsin Energy Corp	7,013		286
SanDisk Corp (a)	7,414	305		Xcel Energy Inc	17,132		502
Synopsys Inc (a)	6,857	208					$26,840
Western Digital Corp (a)	7,091	282
		$16,858		Electrical Components & Equipment - 0.61%
				Emerson Electric Co	87,223		4,167
Consumer Products - 0.12%				Energizer Holdings Inc	3,321		258
Avery Dennison Corp	5,311	164		General Cable Corp (a)	2,373		62
Church & Dwight Co Inc	2,873	165		Hubbell Inc	517		43
Clorox Co/The	3,807	277		Molex Inc	7,013		176
Jarden Corp	3,119	141					$4,706
Kimberly-Clark Corp	2,246	195
Scotts Miracle-Gro Co/The	306	12		Electronics - 2.25%
				Avnet Inc (a)	7,367		232
		$954		AVX Corp	2,437		24
Cosmetics & Personal Care - 0.68%				Garmin Ltd	5,132		198
Colgate-Palmolive Co	2,139	230		Honeywell International Inc	211,000		12,249
Procter & Gamble Co/The	77,571	5,006		Itron Inc (a)	2,217		86
		$5,236		Jabil Circuit Inc	7,683		167
				TE Connectivity Ltd	80,800		2,667
Distribution & Wholesale - 0.06%				Tech Data Corp (a)	2,255		113
Arrow Electronics Inc (a)	5,665	191
Ingram Micro Inc (a)	8,350	125		Thermo Fisher Scientific Inc	13,260		738
WESCO International Inc (a)	2,213	124		Tyco International Ltd	15,950		876
				Vishay Intertechnology Inc (a)	7,510		74
		$440					$17,424
Diversified Financial Services - 2.87%				Engineering & Construction - 0.12%
Affiliated Managers Group Inc (a)	772	86
				AECOM Technology Corp (a)	5,734		93
American Express Co	163,450	9,433		Chicago Bridge & Iron Co NV ADR	2,184		78
Ameriprise Financial Inc	59,359	3,070		Engility Holdings Inc (a)	825		12
BlackRock Inc	2,290	390		Fluor Corp	2,172		108
Charles Schwab Corp/The	32,699	413		Jacobs Engineering Group Inc (a)	6,719		259
CME Group Inc	12,270	639		KBR Inc	7,855		206
Discover Financial Services	19,955	718		URS Corp	4,088		143
Franklin Resources Inc	4,022	462					$899
Invesco Ltd	16,460	364
Janus Capital Group Inc	10,245	74		Entertainment - 0.03%
LPL Financial Holdings Inc	347	10		Dolby Laboratories Inc (a)	1,068		37
NASDAQ OMX Group Inc/The	5,614	127		International Game Technology	6,687		76
NYSE Euronext	12,900	329		Penn National Gaming Inc (a)	3,080		120
Raymond James Financial Inc	5,983	201		Regal Entertainment Group	2,954		41
SLM Corp	359,316	5,745					$274
TD Ameritrade Holding Corp	11,780	188
		$22,249		Environmental Control - 0.10%
				Republic Services Inc	9,228		267
Electric - 3.47%				Waste Management Inc	14,088		485
AES Corp/The	22,377	270					$752
Alliant Energy Corp	5,879	275
Ameren Corp	8,462	289		Food - 1.14%
American Electric Power Co Inc	135,875	5,739		Campbell Soup Co	1,899		63
CMS Energy Corp	13,372	330		ConAgra Foods Inc	14,568		360
Consolidated Edison Inc	10,205	658		General Mills Inc	140,434		5,435
Dominion Resources Inc/VA	67,655	3,674		Hormel Foods Corp	2,930		82
DTE Energy Co	6,072	373		Ingredion Inc	3,050		158
Duke Energy Corp	24,519	1,662		JM Smucker Co/The	4,379		336
Edison International	11,580	535		Kraft Foods Inc	51,153		2,031
				Smithfield Foods Inc (a)	8,181		151
Entergy Corp	56,692	4,120
Exelon Corp	29,965	1,172		Tyson Foods Inc	14,760		222
FirstEnergy Corp	12,728	639					$8,838
Hawaiian Electric Industries Inc	5,213	148		Forest Products & Paper - 0.08%
NextEra Energy Inc	14,545	1,031		Domtar Corp	1,835		136
Northeast Utilities	10,937	436		International Paper Co	15,089		495
NRG Energy Inc	11,565	229					$631
NV Energy Inc	11,986	219
OGE Energy Corp	5,188	276		Gas - 0.23%
PG&E Corp	14,715	679		Atmos Energy Corp	4,696		169
Pinnacle West Capital Corp	5,777	309		CenterPoint Energy Inc	15,256		321
PPL Corp	17,717	512		NiSource Inc	14,816		379
Public Service Enterprise Group Inc	15,453	514		Questar Corp	7,459		152
SCANA Corp	6,328	311		Sempra Energy	8,404		592
Southern Co/The	30,295	1,459

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Gas (continued)				Insurance (continued)
Vectren Corp	4,529	$135		Hanover Insurance Group Inc/The	1,246		$44
		$1,748		HCC Insurance Holdings Inc	5,140		158
				Loews Corp	11,736		465
Hand & Machine Tools - 0.86%				Marsh & McLennan Cos Inc	5,771		192
Kennametal Inc	4,003	148		Mercury General Corp	1,359		49
Regal-Beloit Corp	2,140	138		MetLife Inc	205,908		6,336
Snap-on Inc	2,469	167		PartnerRe Ltd	3,278		237
Stanley Black & Decker Inc	92,592	6,193		ProAssurance Corp	1,555		139
		$6,646		Progressive Corp/The	18,664		368
Healthcare - Products - 4.10%				Protective Life Corp	4,483		125
Baxter International Inc	212,900	12,457		Prudential Financial Inc	14,216		686
Becton Dickinson and Co	699	53		Reinsurance Group of America Inc	3,744		208
Boston Scientific Corp (a)	51,902	268		RenaissanceRe Holdings Ltd	2,741		203
Cooper Cos Inc/The	1,688	127		StanCorp Financial Group Inc	2,351		70
Covidien PLC	113,539	6,344		Torchmark Corp	5,001		249
Henry Schein Inc (a)	1,971	148		Travelers Cos Inc/The	48,874		3,062
Hill-Rom Holdings Inc	3,151	82		Validus Holdings Ltd	4,279		139
Medtronic Inc	233,658	9,211		WR Berkley Corp	5,635		206
Sirona Dental Systems Inc (a)	2,301	100					$40,789
St Jude Medical Inc	71,049	2,654		Internet - 0.22%
Zimmer Holdings Inc	5,723	337		AOL Inc (a)	3,661		117
		$31,781		Expedia Inc	1,665		95
Healthcare - Services - 2.17%				IAC/InterActiveCorp	3,153		166
Aetna Inc	12,514	451		Liberty Interactive Corp (a)	16,394		307
Cigna Corp	10,055	405		Symantec Corp (a)	22,982		362
Community Health Systems Inc (a)	4,617	114		VeriSign Inc (a)	641		28
Coventry Health Care Inc	7,256	242		Yahoo! Inc (a)	41,211		653
Health Net Inc (a)	4,395	97					$1,728
Humana Inc	5,940	366		Iron & Steel - 0.15%
LifePoint Hospitals Inc (a)	2,476	94
Mednax Inc (a)	2,498	165		Allegheny Technologies Inc	5,439		163
				Carpenter Technology Corp	2,078		100
Quest Diagnostics Inc	4,258	249		Cliffs Natural Resources Inc	7,236		296
UnitedHealth Group Inc	165,074	8,434		Nucor Corp	9,649		378
WellPoint Inc	115,803	6,171		Reliance Steel & Aluminum Co	3,816		196
		$16,788					$1,133
Home Builders - 0.04%				Leisure Products & Services - 0.82%
Lennar Corp	8,734	255		Carnival Corp	190,631		6,344
NVR Inc (a)	27	21
Thor Industries Inc	2,431	70
		$346		Lodging - 0.04%
				Choice Hotels International Inc	1,528		61
Home Furnishings - 0.02%				Marriott International Inc/DE	1,006		37
Harman International Industries Inc	3,579	144		MGM Resorts International (a)	20,188		192
							$290
Housewares - 0.03%				Machinery - Diversified - 1.47%
Newell Rubbermaid Inc	14,724	260		AGCO Corp (a)	4,938		216
				CNH Global NV (a)	1,495		57
Insurance - 5.27%				Flowserve Corp	45,272		5,432
ACE Ltd	84,404	6,204		Gardner Denver Inc	2,542		145
Aflac Inc	145,395	6,365		IDEX Corp	3,438		131
Allied World Assurance Co Holdings AG	905	68		Nordson Corp	237		12
Allstate Corp/The	18,456	633		Xylem Inc/NY	225,803		5,415
American Financial Group Inc/OH	4,179	158					$11,408
American International Group Inc (a)	185,120	5,789
American National Insurance Co	427	30		Media - 3.08%
Aon PLC	11,775	579		CBS Corp	18,422		616
Arch Capital Group Ltd (a)	6,109	237		Comcast Corp - Class A	215,386		7,011
				DISH Network Corp	2,583		79
Aspen Insurance Holdings Ltd	3,631	104		Gannett Co Inc	11,934		168
Assurant Inc	4,355	158		John Wiley & Sons Inc	1,351		64
Axis Capital Holdings Ltd	5,560	183		Liberty Media Corp - Liberty Capital (a)	3,475		329
Berkshire Hathaway Inc - Class B (a)	65,760	5,579
				News Corp - Class A	47,055		1,083
Brown & Brown Inc	5,410	137		Nielsen Holdings NV (a)	4,938		141
Chubb Corp/The	10,156	738		Thomson Reuters Corp	11,297		320
Cincinnati Financial Corp	7,887	298		Time Warner Inc	171,272		6,700
CNA Financial Corp	1,563	41
Endurance Specialty Holdings Ltd	1,976	69		Walt Disney Co/The	147,283		7,238
Everest Re Group Ltd	2,678	272		Washington Post Co/The	215		73
Fidelity National Financial Inc	11,316	211					$23,822

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Metal Fabrication & Hardware - 0.02%				Packaging & Containers (continued)
Timken Co	4,046	$146		Rock-Tenn Co	3,176		$185
				Sealed Air Corp	9,859		160
Mining - 0.28%				Sonoco Products Co	5,184		157
Alcoa Inc	32,464	275					$978
Freeport-McMoRan Copper & Gold Inc	32,741	1,102		Pharmaceuticals - 9.44%
Newmont Mining Corp	16,920	752		Abbott Laboratories	126,555		8,391
Tahoe Resources Inc (a)	3,190	49		Bristol-Myers Squibb Co	7,894		281
		$2,178		Cardinal Health Inc	8,085		348
				Eli Lilly & Co	23,525		1,036
Miscellaneous Manufacturing - 3.11%				Forest Laboratories Inc (a)	9,591		322
3M Co	3,560	325
Aptargroup Inc	2,384	119		Johnson & Johnson	285,893		19,790
				Merck & Co Inc	221,253		9,772
Carlisle Cos Inc	2,920	147		Novartis AG ADR	93,600		5,487
Cooper Industries PLC	2,661	191
Crane Co	2,505	98		Omnicare Inc	5,737		180
				Pfizer Inc	785,294		18,879
Danaher Corp	13,047	689		Sanofi ADR	80,900		3,288
Dover Corp	6,262	341		Teva Pharmaceutical Industries Ltd ADR	127,600		5,218
Eaton Corp	11,516	505		VCA Antech Inc (a)	4,443		81
General Electric Co	631,832	13,111
Illinois Tool Works Inc	137,611	7,478					$73,073
Ingersoll-Rand PLC	2,730	116		Pipelines - 0.58%
ITT Corp	3,581	67		Spectra Energy Corp	146,415		4,494
Leggett & Platt Inc	7,568	175
Parker Hannifin Corp	4,219	339
Textron Inc	13,809	360		Private Equity - 0.02%
				American Capital Ltd (a)	16,893		168
		$24,061
Office & Business Equipment - 0.05%
Pitney Bowes Inc	3,306	44		Real Estate - 0.02%
Xerox Corp	46,277	321		Jones Lang LaSalle Inc	2,221		148
		$365
				REITS - 1.44%
Oil & Gas - 12.21%				American Campus Communities Inc	3,417		163
Anadarko Petroleum Corp	93,656	6,503		American Capital Agency Corp	9,130		321
Apache Corp	11,937	1,028		Annaly Capital Management Inc	29,305		511
Atwood Oceanics Inc (a)	1,982	88
				Apartment Investment & Management Co	2,201		60
BP PLC ADR	104,900	4,185		AvalonBay Communities Inc	3,363		495
Chesapeake Energy Corp	20,110	378		BioMed Realty Trust Inc	7,829		147
Chevron Corp	139,055	15,238		Boston Properties Inc	4,391		487
ConocoPhillips	163,938	8,925		Brandywine Realty Trust	7,016		83
Denbury Resources Inc (a)	19,840	300
				BRE Properties Inc	2,789		147
Devon Energy Corp	14,878	880		Camden Property Trust	1,007		72
Diamond Offshore Drilling Inc	3,495	229		CBL & Associates Properties Inc	7,547		149
EQT Corp	90,100	5,082		Chimera Investment Corp	55,562		120
Exxon Mobil Corp	163,205	14,174		DDR Corp	11,829		178
Hess Corp	9,264	437		Douglas Emmett Inc	7,564		178
HollyFrontier Corp	10,503	393		Duke Realty Corp	13,774		199
Marathon Oil Corp	435,514	11,527		Equity Lifestyle Properties Inc	364		26
Marathon Petroleum Corp	12,535	593		Equity Residential	9,767		618
Murphy Oil Corp	7,143	383		Extra Space Storage Inc	1,956		64
Noble Energy Inc	5,089	445		Federal Realty Investment Trust	785		85
Occidental Petroleum Corp	211,763	18,430		General Growth Properties Inc	16,070		291
Phillips 66	108,452	4,078		Hatteras Financial Corp	5,281		154
Pioneer Natural Resources Co	1,095	97		HCP Inc	13,763		650
QEP Resources Inc	9,059	272		Health Care REIT Inc	7,543		469
Tesoro Corp	7,618	211		Home Properties Inc	1,150		75
Unit Corp (a)	2,205	88
				Hospitality Properties Trust	6,402		155
Valero Energy Corp	20,340	559		Host Hotels & Resorts Inc	21,967		323
		$94,523		Kilroy Realty Corp	3,204		152
Oil & Gas Services - 0.31%				Kimco Realty Corp	14,469		282
Baker Hughes Inc	16,131	747		Liberty Property Trust	5,261		191
Halliburton Co	19,129	634		Macerich Co/The	6,732		393
National Oilwell Varco Inc	11,483	830		MFA Financial Inc	19,262		156
Superior Energy Services Inc (a)	8,503	184		National Retail Properties Inc	5,435		160
		$2,395		Piedmont Office Realty Trust Inc	8,956		153
				Post Properties Inc	1,617		84
Packaging & Containers - 0.13%				Prologis Inc	13,917		450
Bemis Co Inc	5,236	161		Rayonier Inc	1,293		62
Crown Holdings Inc (a)	5,746	206		Realty Income Corp	7,059		291
Greif Inc	1,592	69		Regency Centers Corp	1,817		87
Owens-Illinois Inc (a)	2,178	40		Senior Housing Properties Trust	8,262		188

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
REITS (continued)				Telecommunications - 5.53%
Simon Property Group Inc	2,448	$393		Amdocs Ltd	8,569		$255
Taubman Centers Inc	2,057	159		AT&T Inc	420,896		15,960
UDR Inc	12,564	334		CenturyLink Inc	18,757		779
Ventas Inc	10,196	686		Cisco Systems Inc	483,237		7,708
Vornado Realty Trust	6,548	547		Corning Inc	52,108		595
Weingarten Realty Investors	6,326	170		Harris Corp	4,324		180
		$11,158		MetroPCS Communications Inc (a)	16,404		144
				Polycom Inc (a)	9,648		84
Retail - 3.80%				Sprint Nextel Corp (a)	91,266		398
American Eagle Outfitters Inc	2,229	46		Verizon Communications Inc	135,800		6,130
Best Buy Co Inc	13,678	247		Vodafone Group PLC ADR	364,900		10,491
Chico's FAS Inc	3,214	49		Windstream Corp	12,889		128
CVS Caremark Corp	152,084	6,882					$42,852
Dillard's Inc	1,618	106
Foot Locker Inc	6,126	202		Textiles - 0.02%
GameStop Corp	7,346	118		Cintas Corp	3,076		122
Guess? Inc	3,289	99
Kohl's Corp	7,754	386
Lowe's Cos Inc	35,677	905		Toys, Games & Hobbies - 0.02%
Macy's Inc	12,281	440		Hasbro Inc	568		20
PVH Corp	365	29		Mattel Inc	3,909		138
Sally Beauty Holdings Inc (a)	411	11					$158
Signet Jewelers Ltd	4,323	190		Transportation - 1.01%
Staples Inc	24,360	310		Con-way Inc	1,281		46
Target Corp	102,274	6,203		CSX Corp	17,047		391
Walgreen Co	180,012	6,545		FedEx Corp	10,112		913
Wal-Mart Stores Inc	88,336	6,575		Kirby Corp (a)	827		44
Williams-Sonoma Inc	1,971	69		Norfolk Southern Corp	11,110		823
		$29,412		Ryder System Inc	2,720		107
				Union Pacific Corp	44,502		5,456
Savings & Loans - 0.09%				UTI Worldwide Inc	5,259		70
First Niagara Financial Group Inc	19,287	146
New York Community Bancorp Inc	23,176	301					$7,850
People's United Financial Inc	14,154	162		Water- 0.04%
Washington Federal Inc	5,427	87		American Water Works Co Inc	9,292		337
		$696
Semiconductors - 2.13%				TOTAL COMMON STOCKS			$747,494
Analog Devices Inc	8,307	325			Maturity
Applied Materials Inc	43,264	471		REPURCHASE AGREEMENTS - 3.38%	Amount (000's)	Value	(000	's)
Avago Technologies Ltd	730	27		Banks- 3.38%
Broadcom Corp	10,633	360		Investment in Joint Trading Account; Credit	$6,932		$6,933
Intel Corp	362,196	9,308		Suisse Repurchase Agreement; 0.15%
KLA-Tencor Corp	9,037	460		dated 07/31/2012 maturing 08/01/2012
Lam Research Corp (a)	6,998	241		(collateralized by US Government
Marvell Technology Group Ltd	23,867	269		Securities; $7,071,049; 0.00% - 11.25%;
Maxim Integrated Products Inc	7,898	215		dated 02/15/15 - 08/15/39)
NVIDIA Corp (a)	33,439	453		Investment in Joint Trading Account; Deutsche	7,189		7,189
PMC - Sierra Inc (a)	12,000	64		Bank Repurchase Agreement; 0.18% dated
Rovi Corp (a)	4,773	64		07/31/2012 maturing 08/01/2012
Teradyne Inc (a)	8,333	123		(collateralized by US Government
Texas Instruments Inc	152,523	4,154		Securities; $7,332,941; 0.00% - 8.20%;
		$16,534		dated 05/01/12 - 07/15/37)
Shipbuilding - 0.01%				Investment in Joint Trading Account; JP	5,392		5,392
Huntington Ingalls Industries Inc (a)	2,584	101		Morgan Repurchase Agreement; 0.17%
				dated 07/31/2012 maturing 08/01/2012
				(collateralized by US Government
Software - 2.89%				Securities; $5,499,704; 0.00% - 8.38%;
Activision Blizzard Inc	22,434	270		dated 02/08/13 - 04/23/32)
Adobe Systems Inc (a)	10,759	332		Investment in Joint Trading Account; Merrill	6,686		6,685
Akamai Technologies Inc (a)	889	31		Lynch Repurchase Agreement; 0.16%
Allscripts Healthcare Solutions Inc (a)	9,695	89		dated 07/31/2012 maturing 08/01/2012
CA Inc	11,314	272		(collateralized by US Government
Compuware Corp (a)	10,475	96		Securities; $6,819,246; 1.50%; dated 07/31/16)
Dun & Bradstreet Corp/The	794	64
Fidelity National Information Services Inc	8,483	267					$26,199
Fiserv Inc (a)	1,199	84		TOTAL REPURCHASE AGREEMENTS			$26,199
Microsoft Corp	519,615	15,314		Total Investments			$773,693
Oracle Corp	183,500	5,542		Other Assets in Excess of Liabilities, Net - 0.09%			$734
		$22,361		TOTAL NET ASSETS - 100.00%			$774,427

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
July 31, 2012 (unaudited)
(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		24 .38%
Consumer, Non-cyclical		21 .84%
Energy		13 .85%
Industrial		12 .35%
Communications		8.86%
Technology		7.25%
Consumer, Cyclical		5.99%
Utilities		3.74%
Basic Materials		1.65%
Other Assets in Excess of Liabilities, Net		0.09%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2012	Long	415	$27,599	$28,523	$924
Total					$924

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
MidCap Blend Fund
July 31, 2012 (unaudited)

COMMON STOCKS - 97.62%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 1.06%				Healthcare - Services - 4.25%
Lamar Advertising Co (a)	1,064,829	$32,318		Coventry Health Care Inc	878,211		$29,271
				Laboratory Corp of America Holdings (a)	829,794		69,777
Banks - 2.31%				Quest Diagnostics Inc	525,487		30,704
CIT Group Inc (a)	1,016,647	37,128					$129,752
M&T Bank Corp	391,024	33,565		Holding Companies - Diversified - 1.42%
		$70,693		Leucadia National Corp	1,994,171		43,234
Beverages - 2.79%
Beam Inc	552,274	34,727		Insurance - 13.48%
DE Master Blenders 1753 NV (a)	1,498,973	17,372		Alleghany Corp (a)	53,607		18,538
Molson Coors Brewing Co	781,432	33,070		Aon PLC	936,498		46,076
		$85,169		Arch Capital Group Ltd (a)	722,918		28,049
				Brown & Brown Inc	1,465,877		36,999
Building Materials - 0.62%				Fairfax Financial Holdings Ltd	40,830		15,370
Martin Marietta Materials Inc	250,911	18,853		Loews Corp	2,014,052		79,736
				Markel Corp (a)	159,635		68,972
Chemicals - 1.66%				Marsh & McLennan Cos Inc	940,435		31,232
Airgas Inc	429,543	34,071		Progressive Corp/The	1,653,156		32,633
Ecolab Inc	255,606	16,730		White Mountains Insurance Group Ltd	65,928		33,662
		$50,801		Willis Group Holdings PLC	553,606		20,472
							$411,739
Commercial Services - 3.16%
Ascent Capital Group Inc (a)	319,441	15,902		Internet - 3.99%
Iron Mountain Inc	678,639	21,859		Liberty Interactive Corp (a)	2,840,547		53,204
Live Nation Entertainment Inc (a)	1,100,745	9,819		VeriSign Inc (a)	1,545,185		68,637
Macquarie Infrastructure Co LLC	407,949	14,498					$121,841
Moody's Corp	848,024	34,370		Lodging - 0.57%
		$96,448		Wynn Resorts Ltd	185,561		17,396
Consumer Products - 0.46%
Clorox Co/The	195,374	14,206		Machinery - Diversified - 0.25%
				Xylem Inc/NY	316,050		7,579
Distribution & Wholesale - 1.39%
Fastenal Co	375,258	16,181		Media - 9.24%
WW Grainger Inc	128,875	26,398		Discovery Communications Inc - C Shares (a)	1,429,725		66,654
		$42,579		FactSet Research Systems Inc	130,253		12,108
Diversified Financial Services - 2.61%				Liberty Global Inc - A Shares (a)	684,171		36,111
Charles Schwab Corp/The	2,986,141	37,715		Liberty Global Inc - B Shares (a)	452,355		22,545
LPL Financial Holdings Inc	937,072	26,257		Liberty Media Corp - Liberty Capital (a)	1,328,303		125,657
SLM Corp	993,044	15,879		McGraw-Hill Cos Inc/The	409,454		19,228
		$79,851					$282,303
Electric - 1.73%				Mining - 1.55%
Brookfield Infrastructure Partners LP	522,217	17,374		Franco-Nevada Corp	969,498		47,312
Calpine Corp (a)	1,239,366	21,181
National Fuel Gas Co	288,899	14,139		Miscellaneous Manufacturing - 0.42%
		$52,694		Donaldson Co Inc	373,032		12,732
Electronics - 2.75%
Gentex Corp/MI	1,872,465	29,978		Oil & Gas - 3.79%
Sensata Technologies Holding NV (a)	729,283	20,938		Cimarex Energy Co	359,879		20,402
Tyco International Ltd	600,080	32,968		EOG Resources Inc	351,548		34,455
		$83,884		EQT Corp	325,704		18,370
Entertainment - 0.50%				Marathon Petroleum Corp	541,321		25,604
				Nabors Industries Ltd (a)	1,226,110		16,969
International Game Technology	1,342,535	15,198
							$115,800
Environmental Control - 0.60%				Pharmaceuticals - 1.39%
Covanta Holding Corp	1,067,882	18,346		Mead Johnson Nutrition Co	184,374		13,452
				Valeant Pharmaceuticals International Inc (a)	612,032		29,108
							$42,560
Food - 0.25%
Hillshire Brands Co	295,972	7,580		Pipelines - 4.17%
				Kinder Morgan Inc/Delaware	1,428,816		51,166
				Kinder Morgan Inc/Delaware - Warrants (a)	579,428		1,709
Healthcare - Products - 3.36%				Williams Cos Inc/The	2,347,235		74,619
Becton Dickinson and Co	489,602	37,068					$127,494
CR Bard Inc	375,819	36,552
DENTSPLY International Inc	800,541	29,092		Private Equity - 0.81%
		$102,712		Onex Corp	651,487		24,893

See accompanying notes

Schedule of Investments
MidCap Blend Fund
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	REPURCHASE AGREEMENTS	Maturity
Real Estate - 4.96%				(continued)	Amount (000's)	Value(000	's)
Brookfield Asset Management Inc	2,733,058	$92,405		Banks (continued)
CBRE Group Inc (a)	1,165,316	18,155		Investment in Joint Trading Account; Merrill	$15,127	$15,127
Forest City Enterprises Inc (a)	2,073,502	29,257		Lynch Repurchase Agreement; 0.16%
Howard Hughes Corp/The (a)	188,414	11,612		dated 7/31/2012 maturing 8/1/2012
		$151,429		(collateralized by US Government
				Securities; $15,429,296; 0.00% - 5.63%;
REITS- 1.63%				dated 05/02/13 - 11/23/35)
General Growth Properties Inc	1,834,275	33,237				$59,278
Vornado Realty Trust	199,163	16,630		TOTAL REPURCHASE AGREEMENTS		$59,278
		$49,867		Total Investments		$3,041,211
Retail - 10.53%				Other Assets in Excess of Liabilities, Net - 0.44%		$13,304
AutoZone Inc (a)	108,353	40,657		TOTAL NET ASSETS - 100.00%		$3,054,515
Burger King Worldwide Inc (a)	2,183,444	33,450
CarMax Inc (a)	701,882	19,533
Copart Inc (a)	962,885	22,878		(a) Non-Income Producing Security
Dollar General Corp (a)	698,443	35,628
O'Reilly Automotive Inc (a)	987,378	84,658
TJX Cos Inc	1,917,879	84,924		Portfolio Summary (unaudited)
		$321,728		Sector		Percent
Savings & Loans - 0.20%				Financial		27 .94%
BankUnited Inc	255,649	6,228		Communications		18 .60%
				Consumer, Non-cyclical		15 .66%
				Consumer, Cyclical		13 .78%
Semiconductors - 1.51%				Energy		7.96%
Microchip Technology Inc	1,378,027	45,999		Industrial		5.07%
				Technology		4.19%
Software - 2.68%				Basic Materials		3.21%
Fidelity National Information Services Inc	1,201,535	37,776		Utilities		1.73%
Intuit Inc	758,498	44,008		Diversified		1.42%
		$81,784		Other Assets in Excess of Liabilities, Net		0.44%
				TOTAL NET ASSETS		100.00%
Telecommunications - 4.31%
Crown Castle International Corp (a)	659,853	40,832
EchoStar Corp (a)	876,407	25,240
Motorola Solutions Inc	980,058	47,376
SBA Communications Corp (a)	307,791	18,178
		$131,626
Textiles - 0.79%
Mohawk Industries Inc (a)	361,800	24,034
Transportation - 0.43%
Expeditors International of Washington Inc	373,101	13,271
TOTAL COMMON STOCKS		$2,981,933
	Maturity
REPURCHASE AGREEMENTS - 1.94%	Amount (000's)	Value(000	's)
Banks- 1.94%
Investment in Joint Trading Account; Credit	$15,685	$15,685
Suisse Repurchase Agreement; 0.15%
dated 7/31/2012 maturing 8/1/2012
(collateralized by US Government
Securities; $15,999,027; 3.88% - 9.00%;
dated 11/15/18 - 08/15/40)
Investment in Joint Trading Account; Deutsche	16,266	16,266
Bank Repurchase Agreement; 0.18% dated
7/31/2012 maturing 8/1/2012
(collateralized by US Government
Securities; $16,591,584; 0.00% - 8.95%;
dated 08/15/12 - 10/15/37)
Investment in Joint Trading Account; JP	12,200	12,200
Morgan Repurchase Agreement; 0.17%
dated 7/31/2012 maturing 8/1/2012
(collateralized by US Government
Securities; $12,443,688; 0.00% - 10.35%;
dated 08/15/12 - 05/15/42)

See accompanying notes

Schedule of Investments
MidCap Growth Fund
July 31, 2012 (unaudited)

COMMON STOCKS - 98.10%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Aerospace & Defense - 1.49%				Internet - 8.50%
BE Aerospace Inc (a)	38,755	$1,520		Expedia Inc	40,395		$2,302
				IAC/InterActiveCorp	47,496		2,499
				LinkedIn Corp (a)	23,695		2,432
Airlines - 0.87%				TripAdvisor Inc (a)	38,566		1,443
US Airways Group Inc (a)	77,080	883
							$8,676
Apparel - 4.26%				Leisure Products & Services - 1.80%
Michael Kors Holdings Ltd (a)	50,084	2,068		Polaris Industries Inc	24,510		1,842
Under Armour Inc (a)	41,918	2,282
		$4,350		Media - 2.40%
				Charter Communications Inc (a)	31,890		2,453
Banks - 1.48%
Fifth Third Bancorp	109,600	1,515
				Mining - 1.34%
Beverages - 2.74%				Agnico-Eagle Mines Ltd	31,100		1,363
Beam Inc	17,010	1,070
Monster Beverage Corp (a)	25,970	1,726		Miscellaneous Manufacturing - 1.99%
		$2,796		Hexcel Corp (a)	42,250		984
				Pentair Inc	23,900		1,048
Biotechnology - 4.91%							$2,032
Alexion Pharmaceuticals Inc (a)	24,440	2,562
Regeneron Pharmaceuticals Inc (a)	10,730	1,445		Oil & Gas - 4.52%
Vertex Pharmaceuticals Inc (a)	20,820	1,010		Cobalt International Energy Inc (a)	63,770		1,601
		$5,017		Noble Corp (a)	35,800		1,324
				Range Resources Corp	26,920		1,685
Building Materials - 1.62%							$4,610
USG Corp (a)	101,735	1,652
				Pharmaceuticals - 5.07%
				Catamaran Corp (a)	23,325		1,971
Commercial Services - 4.56%				Medivation Inc (a)	12,260		1,222
Alliance Data Systems Corp (a)	14,202	1,846
Equifax Inc	33,025	1,547		Perrigo Co	17,380		1,982
Total System Services Inc	53,555	1,267					$5,175
		$4,660		Retail - 9.70%
				American Eagle Outfitters Inc	81,660		1,700
Computers - 2.31%				Buffalo Wild Wings Inc (a)	17,100		1,241
Teradata Corp (a)	34,940	2,363
				Foot Locker Inc	26,120		863
				Genesco Inc (a)	16,437		1,088
Diversified Financial Services - 1.94%				GNC Holdings Inc	47,074		1,814
Discover Financial Services	55,185	1,985		Sally Beauty Holdings Inc (a)	39,320		1,039
				Ulta Salon Cosmetics & Fragrance Inc	25,467		2,162
Electronics - 4.37%							$9,907
FEI Co	49,364	2,355		Semiconductors - 2.96%
Trimble Navigation Ltd (a)	47,700	2,111		Avago Technologies Ltd	49,740		1,841
		$4,466		Skyworks Solutions Inc (a)	40,800		1,180
Entertainment - 2.83%							$3,021
Six Flags Entertainment Corp	50,070	2,885		Software - 2.17%
				Citrix Systems Inc (a)	30,523		2,218
Food - 5.22%
Dean Foods Co (a)	99,500	1,231		Telecommunications - 4.05%
Flowers Foods Inc	44,620	953		SBA Communications Corp (a)	43,205		2,552
Hershey Co/The	15,020	1,078		Sprint Nextel Corp (a)	362,500		1,580
Whole Foods Market Inc	22,558	2,070					$4,132
		$5,332
				Textiles - 1.77%
Healthcare - Products - 5.71%				Mohawk Industries Inc (a)	27,150		1,804
Align Technology Inc (a)	62,584	2,125
Cooper Cos Inc/The	16,375	1,233
Edwards Lifesciences Corp (a)	8,610	871		Transportation - 3.46%
Intuitive Surgical Inc (a)	3,320	1,599		Canadian Pacific Railway Ltd	17,700		1,436
		$5,828		Kansas City Southern	28,845		2,100
							$3,536
Healthcare - Services - 0.69%				TOTAL COMMON STOCKS			$100,173
HCA Holdings Inc	26,710	707
Home Builders - 3.37%
Lennar Corp	68,545	2,002
Toll Brothers Inc (a)	49,470	1,443
		$3,445

See accompanying notes

Schedule of Investments MidCap Growth Fund July 31, 2012 (unaudited)

	Maturity
REPURCHASE AGREEMENTS - 2.03%	Amount (000's)	Value(000	's)
Banks- 2.03%
Investment in Joint Trading Account; Credit	$548	$548
Suisse Repurchase Agreement; 0.15%
dated 07/31/2012 maturing 08/01/2012
(collateralized by US Government
Securities; $558,660; 3.88% - 9.00%; dated
11/15/18 - 08/15/40)
Investment in Joint Trading Account; Deutsche	568	568
Bank Repurchase Agreement; 0.18% dated
07/31/2012 maturing 08/01/2012
(collateralized by US Government
Securities; $579,351; 0.00% - 8.95%; dated
08/15/12 - 10/15/37)
Investment in Joint Trading Account; JP	426	426
Morgan Repurchase Agreement; 0.17%
dated 07/31/2012 maturing 08/01/2012
(collateralized by US Government
Securities; $434,513; 0.00% - 10.35%;
dated 08/15/12 - 05/15/42)
Investment in Joint Trading Account; Merrill	528	528
Lynch Repurchase Agreement; 0.16%
dated 07/31/2012 maturing 08/01/2012
(collateralized by US Government
Securities; $538,766; 0.00% - 5.63%; dated
05/02/13 - 11/23/35)
		$2,070
TOTAL REPURCHASE AGREEMENTS		$2,070
Total Investments		$102,243
Liabilities in Excess of Other Assets, Net - (0.13)%		$(132)
TOTAL NET ASSETS - 100.00%		$102,111

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		28 .90%
Consumer, Cyclical		24 .60%
Communications		14 .95%
Industrial		12 .93%
Technology		7.44%
Financial		5.45%
Energy		4.52%
Basic Materials		1.34%
Liabilities in Excess of Other Assets, Net		(0 .13)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
July 31, 2012 (unaudited)

COMMON STOCKS - 96.87%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.18%				Chemicals (continued)
Interpublic Group of Cos Inc/The	7,436	$74		Celanese Corp	121,149		$4,619
Omnicom Group Inc	51,278	2,573		CF Industries Holdings Inc	4,076		798
		$2,647		Eastman Chemical Co	22,877		1,196
				FMC Corp	25,049		1,370
Aerospace & Defense - 0.88%				International Flavors & Fragrances Inc	14,813		826
BE Aerospace Inc (a)	252,047	9,888
				NewMarket Corp	2,448		563
Rockwell Collins Inc	27,920	1,412		PPG Industries Inc	196,807		21,543
TransDigm Group Inc (a)	9,258	1,142
				Rockwood Holdings Inc	82,282		3,639
Triumph Group Inc	4,752	297		RPM International Inc	14,311		379
		$12,739		Sherwin-Williams Co/The	53,915		7,243
Agriculture - 0.23%				Sigma-Aldrich Corp	22,497		1,557
Lorillard Inc	25,624	3,296		Valspar Corp	78,929		3,962
				Westlake Chemical Corp	1,153		68
				WR Grace & Co (a)	94,572		5,300
Airlines - 0.38%							$54,874
Alaska Air Group Inc (a)	68,200	2,377
Copa Holdings SA	6,903	535		Commercial Services - 3.50%
Delta Air Lines Inc (a)	104,214	1,006		Aaron's Inc	15,042		441
Southwest Airlines Co	41,659	383		Advisory Board Co/The (a)	36,700		1,651
United Continental Holdings Inc (a)	63,740	1,204		Alliance Data Systems Corp (a)	42,552		5,532
		$5,505		Apollo Group Inc (a)	92,893		2,527
				Arbitron Inc	1,800		63
Apparel - 2.77%				Bridgepoint Education Inc (a)	7,200		66
Carter's Inc (a)	13,535	686
				Brink's Co/The	44,400		1,030
Coach Inc	231,940	11,442		Corporate Executive Board Co	23,398		1,079
Michael Kors Holdings Ltd (a)	13,773	569
				Equifax Inc	20,797		974
Ralph Lauren Corp	101,448	14,642		FleetCor Technologies Inc (a)	13,619		503
Under Armour Inc (a)	191,476	10,424		Gartner Inc (a)	110,924		4,924
VF Corp	16,402	2,449		Global Payments Inc	64,000		2,740
		$40,212		Grand Canyon Education Inc (a)	111,600		1,857
Automobile Manufacturers - 0.06%				H&R Block Inc	49,037		791
PACCAR Inc	22,699	908		Heartland Payment Systems Inc	23,500		745
				Hertz Global Holdings Inc (a)	93,900		1,057
				Iron Mountain Inc	24,406		786
Automobile Parts & Equipment - 0.55%				ITT Educational Services Inc (a)	7,285		283
BorgWarner Inc (a)	21,448	1,439		Lender Processing Services Inc	23,595		582
Delphi Automotive PLC (a)	61,426	1,744		MAXIMUS Inc	8,604		435
Goodyear Tire & Rubber Co/The (a)	146,200	1,674		Moody's Corp	32,093		1,301
Visteon Corp (a)	66,100	2,144		Paychex Inc	54,659		1,787
WABCO Holdings Inc (a)	16,725	918		Robert Half International Inc	96,320		2,602
		$7,919		SAIC Inc	252,000		2,916
Banks - 0.77%				SEI Investments Co	39,822		843
Signature Bank/New York NY (a)	173,748	11,207		Strayer Education Inc	3,300		240
				Team Health Holdings Inc (a)	38,200		1,020
				Total System Services Inc	106,446		2,518
Beverages - 1.36%				Verisk Analytics Inc (a)	77,146		3,876
Brown-Forman Corp	14,261	1,334		Western Union Co/The	324,651		5,658
Dr Pepper Snapple Group Inc	35,261	1,607					$50,827
Monster Beverage Corp (a)	252,159	16,761
		$19,702		Computers - 2.56%
				CACI International Inc (a)	28,780		1,624
Biotechnology - 3.20%				Cadence Design Systems Inc (a)	385,476		4,711
Alexion Pharmaceuticals Inc (a)	252,152	26,439		DST Systems Inc	1,338		72
Amylin Pharmaceuticals Inc (a)	22,976	707		Fortinet Inc (a)	175,126		4,205
Charles River Laboratories International Inc (a)	27,333	930		IHS Inc (a)	9,644		1,063
Illumina Inc (a)	22,418	930		Jack Henry & Associates Inc	24,422		848
Life Technologies Corp (a)	4,249	186		Mentor Graphics Corp (a)	25,100		383
Myriad Genetics Inc (a)	23,424	582		MICROS Systems Inc (a)	75,387		3,599
PDL BioPharma Inc	25,500	173		NCR Corp (a)	215,019		5,014
Regeneron Pharmaceuticals Inc (a)	72,963	9,825		NetApp Inc (a)	44,999		1,470
United Therapeutics Corp (a)	86,728	4,751		Riverbed Technology Inc (a)	89,400		1,577
Vertex Pharmaceuticals Inc (a)	40,061	1,943		Synopsys Inc (a)	104,280		3,159
		$46,466		Teradata Corp (a)	96,536		6,528
				Unisys Corp (a)	23,400		455
Building Materials - 0.09%				Western Digital Corp (a)	62,195		2,474
Lennox International Inc	14,351	627
Masco Corp	55,823	671					$37,182
		$1,298		Consumer Products - 0.45%
				Church & Dwight Co Inc	54,155		3,120
Chemicals - 3.78%				Jarden Corp	5,102		230
Airgas Inc	12,504	992		Scotts Miracle-Gro Co/The	10,381		414
Albemarle Corp	14,071	819

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Consumer Products (continued)				Food (continued)
Tupperware Brands Corp	54,000	$2,831		J&J Snack Foods Corp	3,500		$202
		$6,595		Kroger Co/The	110,137		2,442
				McCormick & Co Inc/MD	50,244		3,059
Cosmetics & Personal Care - 0.06%				Safeway Inc	9,279		144
Avon Products Inc	54,093	838		Whole Foods Market Inc	196,735		18,057
							$47,725
Distribution & Wholesale - 1.22%
Fastenal Co	46,854	2,020		Gas - 0.02%
Fossil Inc (a)	9,381	673		Questar Corp	11,215		228
Genuine Parts Co	102,876	6,587
LKQ Corp (a)	23,238	821		Hand & Machine Tools - 0.06%
WW Grainger Inc	37,192	7,618		Lincoln Electric Holdings Inc	16,066		641
		$17,719		Snap-on Inc	2,878		195
Diversified Financial Services - 3.12%							$836
Affiliated Managers Group Inc (a)	153,290	17,106		Healthcare - Products - 2.26%
CBOE Holdings Inc	21,299	607		Bruker BioSciences Corp (a)	23,318		276
Eaton Vance Corp	32,447	861		Cooper Cos Inc/The	3,410		257
Federated Investors Inc	20,002	402		CR Bard Inc	63,696		6,195
IntercontinentalExchange Inc (a)	143,357	18,811		Cyberonics Inc (a)	20,700		896
LPL Financial Holdings Inc	12,196	342		DENTSPLY International Inc	17,684		643
MarketAxess Holdings Inc	14,600	441		Edwards Lifesciences Corp (a)	18,267		1,849
T Rowe Price Group Inc	65,614	3,986		Gen-Probe Inc (a)	8,653		716
Waddell & Reed Financial Inc	92,290	2,685		Haemonetics Corp (a)	9,100		654
		$45,241		Henry Schein Inc (a)	9,048		677
				IDEXX Laboratories Inc (a)	10,353		913
Electric - 0.26%				Intuitive Surgical Inc (a)	22,040		10,612
ITC Holdings Corp	50,039	3,712		Patterson Cos Inc	24,198		825
				ResMed Inc	26,252		828
Electrical Components & Equipment - 0.27%				Sirona Dental Systems Inc (a)	2,878		124
Acuity Brands Inc	8,300	481		St Jude Medical Inc	45,926		1,716
AMETEK Inc	46,034	1,427		Thoratec Corp (a)	119,054		4,085
Hubbell Inc	24,113	1,984		Varian Medical Systems Inc (a)	21,899		1,195
		$3,892		Zimmer Holdings Inc	4,926		290
							$32,751
Electronics - 1.69%
Agilent Technologies Inc	219,874	8,419		Healthcare - Services - 1.35%
Amphenol Corp	29,992	1,766		Covance Inc (a)	70,796		3,323
FLIR Systems Inc	34,939	714		DaVita Inc (a)	119,876		11,798
Garmin Ltd	18,537	716		HCA Holdings Inc	29,905		792
Jabil Circuit Inc	9,480	206		Laboratory Corp of America Holdings (a)	35,524		2,987
Mettler-Toledo International Inc (a)	5,803	898		Quest Diagnostics Inc	5,237		306
Plexus Corp (a)	33,300	956		Universal Health Services Inc	1,452		57
Trimble Navigation Ltd (a)	215,320	9,530		WellCare Health Plans Inc (a)	5,500		357
Waters Corp (a)	17,125	1,327					$19,620
		$24,532		Home Builders - 0.60%
Engineering & Construction - 0.31%				NVR Inc (a)	734		568
Chicago Bridge & Iron Co NV ADR	15,774	564		Toll Brothers Inc (a)	281,500		8,211
Fluor Corp	79,450	3,939					$8,779
		$4,503		Home Furnishings - 0.03%
Entertainment - 0.46%				Tempur-Pedic International Inc (a)	17,623		502
Bally Technologies Inc (a)	11,225	491
Dolby Laboratories Inc (a)	92,878	3,274
				Housewares - 0.27%
International Game Technology	155,952	1,765		Toro Co	105,746		3,976
Regal Entertainment Group	86,698	1,198
		$6,728
				Insurance - 1.32%
Environmental Control - 0.69%				Allied World Assurance Co Holdings AG	21,666		1,634
Clean Harbors Inc (a)	144,730	8,762
				Aon PLC	7,761		382
Stericycle Inc (a)	13,550	1,258		Arch Capital Group Ltd (a)	30,043		1,166
		$10,020		Arthur J Gallagher & Co	22,000		780
Food - 3.29%				Brown & Brown Inc	389,854		9,839
Campbell Soup Co	92,788	3,072		Endurance Specialty Holdings Ltd	82,223		2,851
Dean Foods Co (a)	44,575	551		Erie Indemnity Co	7,557		539
Fresh Market Inc/The (a)	26,488	1,560		Hanover Insurance Group Inc/The	5,732		201
Hain Celestial Group Inc (a)	159,250	8,869		Validus Holdings Ltd	55,659		1,811
Hershey Co/The	82,304	5,904					$19,203
HJ Heinz Co	32,382	1,788		Internet - 3.73%
Hormel Foods Corp	65,912	1,840		Equinix Inc (a)	7,811		1,392
Ingredion Inc	4,575	237

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Internet (continued)				Miscellaneous Manufacturing - 1.59%
Expedia Inc	15,536	$885		Carlisle Cos Inc	1,371		$69
F5 Networks Inc (a)	135,905	12,690		Cooper Industries PLC	21,020		1,511
HomeAway Inc (a)	39,500	907		Donaldson Co Inc	72,840		2,486
IAC/InterActiveCorp	17,936	944		Ingersoll-Rand PLC	47,019		1,994
Liberty Interactive Corp (a)	22,345	419		ITT Corp	6,092		114
LinkedIn Corp (a)	158,683	16,289		Pall Corp	18,948		1,012
Netflix Inc (a)	9,084	516		Parker Hannifin Corp	13,047		1,048
Rackspace Hosting Inc (a)	18,947	831		SPX Corp	175,840		10,677
Splunk Inc (a)	167,090	4,912		Textron Inc	159,088		4,145
Symantec Corp (a)	11,491	181					$23,056
TIBCO Software Inc (a)	444,631	12,490
TripAdvisor Inc (a)	13,280	497		Office & Business Equipment - 0.03%
VeriSign Inc (a)	27,229	1,210		Pitney Bowes Inc	29,337		392
		$54,163
				Oil & Gas - 3.39%
Iron & Steel - 0.11%				Atwood Oceanics Inc (a)	4,423		197
Carpenter Technology Corp	33,169	1,587		Cabot Oil & Gas Corp	271,771		11,466
				Cobalt International Energy Inc (a)	28,160		707
Leisure Products & Services - 1.13%				Concho Resources Inc (a)	226,713		19,327
Harley-Davidson Inc	248,270	10,733		Gulfport Energy Corp (a)	14,000		288
Interval Leisure Group Inc	22,100	405		Helmerich & Payne Inc	58,098		2,701
Polaris Industries Inc	70,207	5,277		Kosmos Energy Ltd (a)	19,897		190
		$16,415		Noble Energy Inc	45,499		3,978
				Pioneer Natural Resources Co	19,360		1,716
Lodging - 2.64%				Range Resources Corp	26,533		1,661
Choice Hotels International Inc	32,162	1,290		SM Energy Co	59,512		2,803
Marriott International Inc/DE	174,146	6,342		Southwestern Energy Co (a)	22,227		739
Starwood Hotels & Resorts Worldwide Inc	313,942	17,000		Sunoco Inc	16,687		804
Wyndham Worldwide Corp	71,304	3,711		W&T Offshore Inc	23,100		427
Wynn Resorts Ltd	105,770	9,916		Western Refining Inc	72,500		1,706
		$38,259		Whiting Petroleum Corp (a)	13,872		561
Machinery - Construction & Mining - 0.90%							$49,271
Joy Global Inc	251,026	13,038		Oil & Gas Services - 0.92%
				Cameron International Corp (a)	34,805		1,750
Machinery - Diversified - 1.34%				Dresser-Rand Group Inc (a)	79,047		3,676
Babcock & Wilcox Co/The (a)	140,513	3,527		FMC Technologies Inc (a)	43,872		1,980
Flowserve Corp	9,411	1,129		Oceaneering International Inc	82,411		4,260
Graco Inc	48,152	2,210		Oil States International Inc (a)	8,400		611
IDEX Corp	4,560	174		SEACOR Holdings Inc (a)	2,652		225
Nordson Corp	73,134	3,749		Targa Resources Corp	20,600		907
Rockwell Automation Inc	27,396	1,845					$13,409
Roper Industries Inc	18,300	1,820
Wabtec Corp/DE	60,944	4,825		Packaging & Containers - 1.35%
				Ball Corp	28,157		1,170
Xylem Inc/NY	5,653	136		Crown Holdings Inc (a)	312,615		11,223
Zebra Technologies Corp (a)	2,292	79
				Owens-Illinois Inc (a)	60,639		1,119
		$19,494		Packaging Corp of America	122,600		3,775
Media - 3.93%				Rock-Tenn Co	2,274		132
AMC Networks Inc (a)	99,618	4,320		Silgan Holdings Inc	52,778		2,175
Cablevision Systems Corp	121,913	1,870					$19,594
CBS Corp	313,070	10,475
Charter Communications Inc (a)	7,980	614		Pharmaceuticals - 4.44%
Discovery Communications Inc - A Shares (a)	346,424	17,539		AmerisourceBergen Corp	48,277		1,917
				Auxilium Pharmaceuticals Inc (a)	37,311		1,005
DISH Network Corp	142,546	4,385		BioMarin Pharmaceutical Inc (a)	19,852		780
FactSet Research Systems Inc	8,302	772		Catamaran Corp (a)	160,335		13,550
John Wiley & Sons Inc	53,957	2,571		Endo Health Solutions Inc (a)	21,081		627
Liberty Global Inc - A Shares (a)	44,044	2,325
McGraw-Hill Cos Inc/The	139,441	6,548		Herbalife Ltd	22,983		1,261
Nielsen Holdings NV (a)	121,133	3,452		Mead Johnson Nutrition Co	221,188		16,138
				Medivation Inc (a)	98,740		9,844
Scripps Networks Interactive Inc	15,923	857		Mylan Inc/PA (a)	64,455		1,484
Sirius XM Radio Inc (a)	620,473	1,340
				Onyx Pharmaceuticals Inc (a)	10,533		790
		$57,068		Perrigo Co	106,297		12,120
Metal Fabrication & Hardware - 0.01%				Salix Pharmaceuticals Ltd (a)	16,240		728
Timken Co	2,151	78		Warner Chilcott PLC (a)	134,463		2,286
				Watson Pharmaceuticals Inc (a)	24,183		1,882
Mining - 0.05%							$64,412
Royal Gold Inc	9,344	707		Pipelines - 0.17%
Tahoe Resources Inc (a)	5,114	78		ONEOK Inc	53,982		2,403
		$785

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Real Estate - 0.74%				Retail (continued)
CBRE Group Inc (a)	685,683	$10,683		Tractor Supply Co	64,552		$5,866
				Ulta Salon Cosmetics & Fragrance Inc	57,746		4,901
				Williams-Sonoma Inc	83,243		2,892
REITS - 2.42%				World Fuel Services Corp	6,434		261
American Campus Communities Inc	2,068	99
Apartment Investment & Management Co	26,726	733					$179,035
AvalonBay Communities Inc	96,640	14,215		Savings & Loans - 0.02%
Boston Properties Inc	7,083	786		People's United Financial Inc	19,237		220
BRE Properties Inc	6,092	321
Camden Property Trust	10,158	724
Digital Realty Trust Inc	22,627	1,766		Semiconductors - 8.48%
				Advanced Micro Devices Inc (a)	438,594		1,781
Equity Lifestyle Properties Inc	9,542	686
Essex Property Trust Inc	24,421	3,843		Altera Corp	58,310		2,067
Extra Space Storage Inc	129,973	4,255		Analog Devices Inc	7,094		277
Federal Realty Investment Trust	10,301	1,119		ASML Holding NV	279,280		16,059
				Atmel Corp (a)	10,551		62
HCP Inc	8,264	390
Home Properties Inc	7,268	477		Avago Technologies Ltd	394,902		14,612
Kilroy Realty Corp	1,471	70		Broadcom Corp	530,520		17,974
				Cavium Inc (a)	450,750		12,179
Mid-America Apartment Communities Inc	10,810	748
National Health Investors Inc	500	27		Cypress Semiconductor Corp	25,056		268
				Lam Research Corp (a)	300,718		10,348
Plum Creek Timber Co Inc	30,472	1,237
Post Properties Inc	6,219	321		Linear Technology Corp	41,211		1,329
				LSI Corp (a)	653,806		4,511
Rayonier Inc	15,869	757
Regency Centers Corp	15,143	725		Maxim Integrated Products Inc	176,293		4,800
Tanger Factory Outlet Centers	25,910	834		Microchip Technology Inc	30,269		1,010
				NXP Semiconductor NV (a)	742,170		16,766
Taubman Centers Inc	5,112	396		ON Semiconductor Corp (a)	2,073,121		14,387
Weyerhaeuser Co	27,944	653		Silicon Laboratories Inc (a)	56,369		2,083
		$35,182		Skyworks Solutions Inc (a)	33,031		956
Retail - 12.33%				Teradyne Inc (a)	6,318		93
Advance Auto Parts Inc	58,719	4,119		Xilinx Inc	48,068		1,557
Aeropostale Inc (a)	18,100	357					$123,119
American Eagle Outfitters Inc	470,699	9,800
Ascena Retail Group Inc (a)	34,368	630		Software - 5.20%
				Akamai Technologies Inc (a)	31,232		1,099
AutoZone Inc (a)	60,764	22,801
				ANSYS Inc (a)	16,881		1,012
Bed Bath & Beyond Inc (a)	267,116	16,281
				Ariba Inc (a)	15,934		708
Big Lots Inc (a)	18,518	750
				Autodesk Inc (a)	100,722		3,416
Brinker International Inc	75,776	2,456		BMC Software Inc (a)	118,819		4,706
Buffalo Wild Wings Inc (a)	10,300	748
Chico's FAS Inc	32,423	497		Broadridge Financial Solutions Inc	31,817		674
Chipotle Mexican Grill Inc (a)	40,582	11,864		CA Inc	45,057		1,084
				Cerner Corp (a)	186,131		13,759
Copart Inc (a)	92,427	2,196
				Citrix Systems Inc (a)	232,868		16,925
Cracker Barrel Old Country Store Inc	29,100	1,823		CommVault Systems Inc (a)	58,030		2,816
Darden Restaurants Inc	20,404	1,044		Concur Technologies Inc (a)	12,826		866
Dick's Sporting Goods Inc	89,584	4,400		Cornerstone OnDemand Inc (a)	70,733		1,682
Dollar General Corp (a)	34,564	1,763
Dollar Tree Inc (a)	234,372	11,799		Dun & Bradstreet Corp/The	9,428		756
				Fiserv Inc (a)	214,451		15,039
Domino's Pizza Inc	9,400	321
DSW Inc	8,650	511		Intuit Inc	54,285		3,150
				MSCI Inc (a)	19,882		659
Dunkin' Brands Group Inc	65,800	1,992		NetSuite Inc (a)	37,700		2,086
Family Dollar Stores Inc	72,205	4,772		Nuance Communications Inc (a)	37,137		756
Foot Locker Inc	8,752	289		Red Hat Inc (a)	35,491		1,904
Francesca's Holdings Corp (a)	21,500	675
				SolarWinds Inc (a)	17,233		920
Gap Inc/The	56,692	1,672
GNC Holdings Inc	20,705	798		Solera Holdings Inc	19,437		759
				VeriFone Systems Inc (a)	17,611		639
Kohl's Corp	4,694	233
Ltd Brands Inc	110,331	5,247					$75,415
Lululemon Athletica Inc (a)	106,301	6,004		Telecommunications - 1.60%
Macy's Inc	14,425	517		Ciena Corp (a)	806,200		12,923
MSC Industrial Direct Co Inc	12,236	841		Crown Castle International Corp (a)	54,360		3,364
Nordstrom Inc	243,334	13,174		EchoStar Corp (a)	2,912		84
Nu Skin Enterprises Inc	36,017	1,837		Harris Corp	8,716		363
O'Reilly Automotive Inc (a)	76,607	6,568		NeuStar Inc (a)	18,555		657
Panera Bread Co (a)	32,501	5,119		Plantronics Inc	57,200		1,877
Papa John's International Inc (a)	44,400	2,265		SBA Communications Corp (a)	19,705		1,164
PetSmart Inc	86,830	5,740		tw telecom inc (a)	27,923		702
PVH Corp	28,653	2,276		Ubiquiti Networks Inc (a)	15,700		222
Ross Stores Inc	134,769	8,954		Virgin Media Inc	44,337		1,214
Sally Beauty Holdings Inc (a)	27,155	717		Windstream Corp	64,839		646
Texas Roadhouse Inc	18,200	315					$23,216
Tiffany & Co	17,297	950

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
July 31, 2012 (unaudited)

					Portfolio Summary (unaudited)
COMMON STOCKS (continued)	Shares Held	Value(000	's)	Sector			Percent
				Consumer, Cyclical			22 .65%
Textiles - 0.04%				Consumer, Non-cyclical			20 .14%
Cintas Corp	13,807	$547		Technology			16 .27%
				Industrial			11 .28%
				Financial			11 .22%
Toys, Games & Hobbies - 0.17%				Communications			9.44%
Hasbro Inc	18,373	658		Energy			4.48%
Mattel Inc	49,330	1,735		Basic Materials			3.94%
		$2,393		Utilities			0.28%
Transportation - 2.10%				Other Assets in Excess of Liabilities, Net			0.30%
CH Robinson Worldwide Inc	85,409	4,513		TOTAL NET ASSETS			100.00%
Con-way Inc	108,813	3,876
Expeditors International of Washington Inc	31,199	1,110
Genesee & Wyoming Inc (a)	173,350	10,758
Gulfmark Offshore Inc (a)	8,200	295
JB Hunt Transport Services Inc	78,185	4,302
Kansas City Southern	13,079	952
Kirby Corp (a)	10,475	553
Knight Transportation Inc	52,500	805
Landstar System Inc	52,102	2,574
Werner Enterprises Inc	34,700	801
		$30,539
TOTAL COMMON STOCKS		$1,405,955
	Maturity
REPURCHASE AGREEMENTS - 2.83%	Amount (000's)	Value(000	's)
Banks- 2.83%
Investment in Joint Trading Account; Credit	$10,885	$10,885
Suisse Repurchase Agreement; 0.15%
dated 7/31/2012 maturing 8/1/2012
(collateralized by US Government
Securities; $11,103,101; 3.88% - 9.00%;
dated 11/15/18 - 08/15/40)
Investment in Joint Trading Account; Deutsche	11,289	11,289
Bank Repurchase Agreement; 0.18% dated
7/31/2012 maturing 8/1/2012
(collateralized by US Government
Securities; $11,514,326; 0.00% - 8.95%;
dated 08/15/12 - 10/15/37)
Investment in Joint Trading Account; JP	8,466	8,466
Morgan Repurchase Agreement; 0.17%
dated 7/31/2012 maturing 8/1/2012
(collateralized by US Government
Securities; $8,635,744; 0.00% - 10.35%;
dated 08/15/12 - 05/15/42)
Investment in Joint Trading Account; Merrill	10,498	10,498
Lynch Repurchase Agreement; 0.16%
dated 7/31/2012 maturing 8/1/2012
(collateralized by US Government
Securities; $10,707,714; 0.00% - 5.63%;
dated 05/02/13 - 11/23/35)
		$41,138
TOTAL REPURCHASE AGREEMENTS		$41,138
Total Investments		$1,447,093
Other Assets in Excess of Liabilities, Net - 0.30%		$4,376
TOTAL NET ASSETS - 100.00%		$1,451,469

(a) Non-Income Producing Security

Futures Contracts

							Unrealized
Type	Long/Short			Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2012	Long	499			$46,343	$46,836	$493
Total							$493

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2012 (unaudited)

COMMON STOCKS - 97.65%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.15%				Chemicals - 2.81%
Lamar Advertising Co (a)	27,292	$828		Albemarle Corp	41,435		$2,413
				Ashland Inc	36,454		2,566
				Cabot Corp	29,454		1,149
Aerospace & Defense - 1.07%				Cytec Industries Inc	21,364		1,315
Alliant Techsystems Inc	15,393	713		Intrepid Potash Inc (a)	24,483		572
BE Aerospace Inc (a)	48,272	1,894
Esterline Technologies Corp (a)	14,314	841		Minerals Technologies Inc	8,246		527
				NewMarket Corp	4,920		1,131
Exelis Inc	86,689	815		Olin Corp	37,210		753
Triumph Group Inc	23,148	1,447		RPM International Inc	61,103		1,619
		$5,710		Sensient Technologies Corp	23,193		822
Agriculture - 0.09%				Valspar Corp	42,377		2,127
Universal Corp/VA	10,805	492					$14,994
				Coal - 0.13%
Airlines - 0.32%				Arch Coal Inc	98,607		711
Alaska Air Group Inc (a)	33,031	1,151
JetBlue Airways Corp (a)	106,065	584
				Commercial Services - 5.30%
		$1,735		Aaron's Inc	35,329		1,036
Apparel - 1.12%				Alliance Data Systems Corp (a)	23,394		3,041
Carter's Inc (a)	23,822	1,207		Brink's Co/The	21,956		509
Deckers Outdoor Corp (a)	17,879	746		Convergys Corp	54,205		799
Hanesbrands Inc (a)	45,324	1,361		CoreLogic Inc/United States (a)	49,622		1,141
Under Armour Inc (a)	34,392	1,872		Corporate Executive Board Co	15,568		718
Warnaco Group Inc/The (a)	19,067	813		Corrections Corp of America	46,444		1,444
		$5,999		Deluxe Corp	23,689		671
				FTI Consulting Inc (a)	19,502		498
Automobile Manufacturers - 0.18%				Gartner Inc (a)	43,337		1,924
Oshkosh Corp (a)	42,575	959
				Global Payments Inc	36,497		1,563
				HMS Holdings Corp (a)	39,937		1,374
Banks - 3.70%				ITT Educational Services Inc (a)	8,410		326
Associated Banc-Corp	80,809	1,009		Korn/Ferry International (a)	22,214		292
BancorpSouth Inc	38,170	553		Lender Processing Services Inc	39,263		969
Bank of Hawaii Corp	21,150	988		Manpower Inc	37,255		1,326
Cathay General Bancorp	36,567	592		Matthews International Corp	13,100		380
City National Corp/CA	21,791	1,074		Monster Worldwide Inc (a)	56,331		408
Commerce Bancshares Inc/MO	36,573	1,440		Rent-A-Center Inc/TX	27,602		982
Cullen/Frost Bankers Inc	28,513	1,577		Rollins Inc	30,009		708
East West Bancorp Inc	67,169	1,464		SEI Investments Co	66,871		1,416
FirstMerit Corp	50,944	825		Service Corp International/US	100,860		1,296
Fulton Financial Corp	93,284	857		Sotheby's	31,472		924
Hancock Holding Co	39,383	1,200		Strayer Education Inc	5,512		401
International Bancshares Corp	24,682	453		Towers Watson & Co	23,678		1,388
Prosperity Bancshares Inc	20,284	823		United Rentals Inc (a)	39,193		1,133
Signature Bank/New York NY (a)	21,451	1,384		Valassis Communications Inc (a)	19,866		448
SVB Financial Group (a)	20,541	1,188		Wright Express Corp (a)	18,055		1,162
Synovus Financial Corp	365,429	694					$28,277
TCF Financial Corp	75,345	778		Computers - 2.30%
Trustmark Corp	30,089	728		Cadence Design Systems Inc (a)	127,593		1,559
Valley National Bancorp	91,639	852		Diebold Inc	29,263		947
Webster Financial Corp	34,291	704		DST Systems Inc	15,872		855
Westamerica Bancorporation	12,946	596		Jack Henry & Associates Inc	40,562		1,409
		$19,779		Mentor Graphics Corp (a)	43,334		662
Beverages - 0.21%				MICROS Systems Inc (a)	37,325		1,782
Green Mountain Coffee Roasters Inc (a)	60,625	1,107		NCR Corp (a)	73,729		1,719
				Riverbed Technology Inc (a)	73,649		1,299
				Synopsys Inc (a)	68,335		2,070
Biotechnology - 2.37%							$12,302
Bio-Rad Laboratories Inc (a)	9,185	884
Charles River Laboratories International Inc (a)	22,763	775		Consumer Products - 1.10%
Regeneron Pharmaceuticals Inc (a)	36,237	4,879		Church & Dwight Co Inc	64,531		3,717
United Therapeutics Corp (a)	24,942	1,366		Scotts Miracle-Gro Co/The	20,151		804
Vertex Pharmaceuticals Inc (a)	98,055	4,757		Tupperware Brands Corp	25,977		1,362
		$12,661					$5,883
Building Materials - 0.92%				Distribution & Wholesale - 1.31%
Fortune Brands Home & Security Inc (a)	74,160	1,640		Arrow Electronics Inc (a)	51,925		1,752
Lennox International Inc	23,677	1,034		Ingram Micro Inc (a)	70,773		1,061
Louisiana-Pacific Corp (a)	63,889	659		LKQ Corp (a)	68,488		2,420
Martin Marietta Materials Inc	21,197	1,593		Owens & Minor Inc	29,514		833
		$4,926

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Distribution & Wholesale (continued)				Food (continued)
Watsco Inc	13,741	$933		Hillshire Brands Co	55,140		$1,412
		$6,999		Ingredion Inc	35,459		1,841
				Lancaster Colony Corp	9,253		641
Diversified Financial Services - 1.91%				Post Holdings Inc (a)	12,785		378
Affiliated Managers Group Inc (a)	23,861	2,663
				Ralcorp Holdings Inc (a)	25,651		1,531
CBOE Holdings Inc	40,627	1,158		Smithfield Foods Inc (a)	74,829		1,384
Eaton Vance Corp	53,688	1,424		SUPERVALU Inc	98,611		244
Greenhill & Co Inc	13,502	536		Tootsie Roll Industries Inc	11,781		288
Janus Capital Group Inc	87,573	633					$9,786
Jefferies Group Inc	69,836	876
Raymond James Financial Inc	51,865	1,744		Forest Products & Paper - 0.23%
Waddell & Reed Financial Inc	40,111	1,167		Domtar Corp	16,790		1,240
		$10,201
Electric - 3.56%				Gas - 1.29%
Alliant Energy Corp	51,551	2,408		Atmos Energy Corp	41,826		1,499
Black Hills Corp	20,483	652		Questar Corp	82,788		1,685
Cleco Corp	28,302	1,239		UGI Corp	52,193		1,600
Great Plains Energy Inc	71,087	1,577		Vectren Corp	38,092		1,137
Hawaiian Electric Industries Inc	44,880	1,279		WGL Holdings Inc	23,942		968
IDACORP Inc	23,274	982					$6,889
MDU Resources Group Inc	87,727	1,964
National Fuel Gas Co	38,661	1,892		Hand & Machine Tools - 0.78%
				Kennametal Inc	37,188		1,372
NV Energy Inc	109,641	2,005		Lincoln Electric Holdings Inc	38,885		1,551
OGE Energy Corp	45,804	2,433
PNM Resources Inc	37,006	770		Regal-Beloit Corp	19,344		1,245
Westar Energy Inc	58,621	1,791					$4,168
		$18,992		Healthcare - Products - 3.49%
				Cooper Cos Inc/The	22,001		1,656
Electrical Components & Equipment - 1.84%				Gen-Probe Inc (a)	21,179		1,751
Acuity Brands Inc	19,671	1,140		Henry Schein Inc (a)	41,750		3,123
AMETEK Inc	112,014	3,472		Hill-Rom Holdings Inc	28,829		754
Energizer Holdings Inc	30,379	2,363		Hologic Inc (a)	122,918		2,277
General Cable Corp (a)	23,121	604
				IDEXX Laboratories Inc (a)	25,569		2,254
Hubbell Inc	27,515	2,264		Masimo Corp (a)	26,637		597
		$9,843		ResMed Inc	66,322		2,093
Electronics - 2.32%				STERIS Corp	26,856		809
Avnet Inc (a)	67,389	2,123		Techne Corp	17,109		1,182
Gentex Corp/MI	66,999	1,073		Teleflex Inc	18,961		1,209
Itron Inc (a)	18,564	723		Thoratec Corp (a)	27,257		935
Mettler-Toledo International Inc (a)	14,610	2,262					$18,640
National Instruments Corp	43,300	1,119
Tech Data Corp (a)	18,522	928		Healthcare - Services - 2.44%
				AMERIGROUP Corp (a)	22,533		2,025
Trimble Navigation Ltd (a)	58,115	2,572
				Community Health Systems Inc (a)	42,236		1,039
Vishay Intertechnology Inc (a)	66,562	657
				Covance Inc (a)	25,763		1,209
Woodward Inc	27,948	938		Health Management Associates Inc (a)	119,088		784
		$12,395		Health Net Inc (a)	38,694		852
Engineering & Construction - 1.03%				LifePoint Hospitals Inc (a)	22,656		864
AECOM Technology Corp (a)	52,455	850		Lincare Holdings Inc	40,119		1,661
Granite Construction Inc	16,159	419		Mednax Inc (a)	22,857		1,511
KBR Inc	68,947	1,809		Universal Health Services Inc	44,982		1,758
Shaw Group Inc/The (a)	30,625	1,193		WellCare Health Plans Inc (a)	20,018		1,298
URS Corp	35,183	1,234					$13,001
		$5,505		Home Builders - 0.98%
Entertainment - 0.60%				KB Home	33,508		310
Bally Technologies Inc (a)	20,024	875		MDC Holdings Inc	17,610		561
Cinemark Holdings Inc	47,472	1,110		NVR Inc (a)	2,355		1,823
DreamWorks Animation SKG Inc (a)	33,189	637		Thor Industries Inc	19,646		564
International Speedway Corp	12,894	331		Toll Brothers Inc (a)	68,164		1,988
Scientific Games Corp (a)	27,155	230					$5,246
		$3,183		Home Furnishings - 0.16%
Environmental Control - 0.67%				Tempur-Pedic International Inc (a)	29,509		841
Clean Harbors Inc (a)	22,037	1,334
Mine Safety Appliances Co	14,400	494		Insurance - 4.35%
Waste Connections Inc	57,308	1,764		Alleghany Corp (a)	6,764		2,339
		$3,592		American Financial Group Inc/OH	35,109		1,324
Food - 1.83%				Arthur J Gallagher & Co	54,960		1,950
Flowers Foods Inc	52,406	1,120		Aspen Insurance Holdings Ltd	33,226		955
Harris Teeter Supermarkets Inc	22,902	947		Brown & Brown Inc	53,919		1,361

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Insurance (continued)				Miscellaneous Manufacturing (continued)
Everest Re Group Ltd	24,504	$2,492		Carlisle Cos Inc	28,861		$1,457
Fidelity National Financial Inc	103,510	1,927		CLARCOR Inc	23,341		1,128
First American Financial Corp	49,320	904		Crane Co	22,951		895
Hanover Insurance Group Inc/The	20,924	734		Donaldson Co Inc	69,185		2,361
HCC Insurance Holdings Inc	47,016	1,441		Harsco Corp	37,415		795
Kemper Corp	23,030	754		ITT Corp	42,881		804
Mercury General Corp	16,828	609		Pentair Inc	46,016		2,017
Old Republic International Corp	120,537	971		SPX Corp	23,532		1,429
Protective Life Corp	37,634	1,050		Trinity Industries Inc	37,289		1,044
Reinsurance Group of America Inc	34,245	1,906					$13,477
StanCorp Financial Group Inc	20,617	614
WR Berkley Corp	52,054	1,907		Office Furnishings - 0.20%
		$23,238		Herman Miller Inc	27,099		496
				HNI Corp	21,154		562
Internet - 1.93%							$1,058
AOL Inc (a)	43,443	1,384
Equinix Inc (a)	22,335	3,980		Oil & Gas - 3.19%
				Atwood Oceanics Inc (a)	26,418		1,176
Rackspace Hosting Inc (a)	49,607	2,177
				Bill Barrett Corp (a)	22,350		471
TIBCO Software Inc (a)	76,633	2,153
ValueClick Inc (a)	37,465	588		Cimarex Energy Co	39,823		2,258
		$10,282		Energen Corp	33,508		1,716
				Forest Oil Corp (a)	54,713		375
Investment Companies - 0.14%				HollyFrontier Corp	96,075		3,592
Apollo Investment Corp	94,260	724		Northern Oil and Gas Inc (a)	29,505		465
				Patterson-UTI Energy Inc	72,530		1,123
				Plains Exploration & Production Co (a)	59,885		2,393
Iron & Steel - 0.90%				Quicksilver Resources Inc (a)	56,329		255
Carpenter Technology Corp	20,428	978		Rosetta Resources Inc (a)	24,575		1,025
Commercial Metals Co	53,875	694		SM Energy Co	29,805		1,403
Reliance Steel & Aluminum Co	34,907	1,797		Unit Corp (a)	19,403		771
Steel Dynamics Inc	101,783	1,312
		$4,781					$17,023
Leisure Products & Services - 0.71%				Oil & Gas Services - 1.91%
Life Time Fitness Inc (a)	19,915	905		CARBO Ceramics Inc	9,223		592
				Dresser-Rand Group Inc (a)	35,140		1,634
Polaris Industries Inc	31,908	2,398		Dril-Quip Inc (a)	16,058		1,177
WMS Industries Inc (a)	25,590	470
				Helix Energy Solutions Group Inc (a)	49,079		878
		$3,773		Oceaneering International Inc	50,316		2,601
Machinery - Construction & Mining - 0.19%				Oil States International Inc (a)	23,994		1,744
Terex Corp (a)	51,290	1,000		Superior Energy Services Inc (a)	73,188		1,586
							$10,212
Machinery - Diversified - 1.88%				Packaging & Containers - 1.18%
AGCO Corp (a)	45,166	1,980		Greif Inc	14,267		617
Gardner Denver Inc	23,265	1,326		Packaging Corp of America	45,549		1,402
Graco Inc	28,082	1,288		Rock-Tenn Co	32,836		1,912
IDEX Corp	39,033	1,489		Silgan Holdings Inc	22,996		948
Nordson Corp	26,293	1,348		Sonoco Products Co	46,729		1,416
Wabtec Corp/DE	22,379	1,772					$6,295
Zebra Technologies Corp (a)	24,092	832
		$10,035		Pharmaceuticals - 0.92%
				Endo Health Solutions Inc (a)	54,444		1,619
Media - 1.03%				Medicis Pharmaceutical Corp	27,639		910
AMC Networks Inc (a)	26,663	1,156		Omnicare Inc	52,487		1,648
FactSet Research Systems Inc	20,868	1,940		VCA Antech Inc (a)	40,651		740
John Wiley & Sons Inc	21,699	1,034					$4,917
Meredith Corp	17,287	571
New York Times Co/The (a)	56,398	437		Publicly Traded Investment Fund - 0.80%
Scholastic Corp	11,701	353		iShares S&P MidCap 400 Index Fund	45,190		4,250
		$5,491
				Real Estate - 0.37%
Metal Fabrication & Hardware - 0.61%				Alexander & Baldwin Inc (a)	19,604		628
Timken Co	39,001	1,412
Valmont Industries Inc	10,483	1,298		Jones Lang LaSalle Inc	20,324		1,355
Worthington Industries Inc	24,694	536					$1,983
		$3,246		REITS - 9.75%
				Alexandria Real Estate Equities Inc	28,844		2,120
Mining - 0.60%				American Campus Communities Inc	41,673		1,986
Compass Minerals International Inc	15,364	1,112
Royal Gold Inc	27,712	2,097		BioMed Realty Trust Inc	71,620		1,346
				BRE Properties Inc	35,632		1,877
		$3,209		Camden Property Trust	37,300		2,660
Miscellaneous Manufacturing - 2.52%				Corporate Office Properties Trust	33,469		745
Aptargroup Inc	30,929	1,547		Duke Realty Corp	123,786		1,790

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
REITS (continued)				Semiconductors (continued)
Equity One Inc	27,725	$601		Semtech Corp (a)	30,439		$727
Essex Property Trust Inc	16,360	2,574		Silicon Laboratories Inc (a)	19,920		736
Federal Realty Investment Trust	29,693	3,226		Skyworks Solutions Inc (a)	88,108		2,549
Highwoods Properties Inc	34,344	1,163					$10,927
Home Properties Inc	22,607	1,483
Hospitality Properties Trust	57,401	1,393		Shipbuilding - 0.17%
				Huntington Ingalls Industries Inc (a)	22,977		896
Liberty Property Trust	54,513	1,978
Macerich Co/The	61,585	3,597
Mack-Cali Realty Corp	40,799	1,093		Software - 3.39%
National Retail Properties Inc	49,718	1,467		ACI Worldwide Inc (a)	18,470		813
Omega Healthcare Investors Inc	49,154	1,192		Acxiom Corp (a)	35,682		598
Potlatch Corp	18,738	649		Advent Software Inc (a)	14,828		337
Rayonier Inc	56,660	2,702		Allscripts Healthcare Solutions Inc (a)	88,688		816
Realty Income Corp	61,979	2,554		ANSYS Inc (a)	43,274		2,595
Regency Centers Corp	41,780	1,999		Broadridge Financial Solutions Inc	58,024		1,228
Senior Housing Properties Trust	81,147	1,846		Compuware Corp (a)	101,188		932
SL Green Realty Corp	41,642	3,279		Concur Technologies Inc (a)	21,883		1,478
Taubman Centers Inc	27,303	2,117		Fair Isaac Corp	15,928		690
UDR Inc	116,354	3,096		Informatica Corp (a)	50,293		1,484
Weingarten Realty Investors	56,305	1,514		Mantech International Corp/VA	10,803		237
		$52,047		MSCI Inc (a)	56,468		1,872
				Parametric Technology Corp (a)	55,472		1,195
Retail - 7.16%				Quest Software Inc (a)	26,358		736
Advance Auto Parts Inc	34,153	2,396
Aeropostale Inc (a)	37,755	745		Solera Holdings Inc	32,282		1,261
				VeriFone Systems Inc (a)	50,006		1,815
American Eagle Outfitters Inc	91,044	1,896
ANN Inc (a)	22,665	614					$18,087
Ascena Retail Group Inc (a)	62,947	1,154		Telecommunications - 1.45%
Barnes & Noble Inc (a)	19,017	252		ADTRAN Inc	29,601		639
Bob Evans Farms Inc	13,538	521		Ciena Corp (a)	46,065		738
Brinker International Inc	35,022	1,135		NeuStar Inc (a)	31,077		1,100
Cheesecake Factory Inc/The	25,092	841		Plantronics Inc	19,749		648
Chico's FAS Inc	77,903	1,193		Polycom Inc (a)	82,830		724
Collective Brands Inc (a)	28,488	613		RF Micro Devices Inc (a)	129,221		501
Copart Inc (a)	48,334	1,148		Telephone & Data Systems Inc	44,880		1,088
Dick's Sporting Goods Inc	43,905	2,157		Tellabs Inc	170,135		560
Foot Locker Inc	70,419	2,325		tw telecom inc (a)	69,922		1,757
Guess? Inc	30,095	906					$7,755
HSN Inc	18,207	771
MSC Industrial Direct Co Inc	21,460	1,475		Textiles - 0.33%
Office Depot Inc (a)	131,859	235		Mohawk Industries Inc (a)	26,596		1,767
Panera Bread Co (a)	13,814	2,176
PetSmart Inc	50,357	3,329		Transportation - 2.28%
PVH Corp	32,702	2,598		Con-way Inc	25,928		924
RadioShack Corp	46,192	134		JB Hunt Transport Services Inc	41,885		2,305
Regis Corp	26,742	452		Kansas City Southern	51,098		3,720
Saks Inc (a)	73,977	772		Kirby Corp (a)	25,958		1,370
Signet Jewelers Ltd	39,538	1,736		Landstar System Inc	21,813		1,078
Tractor Supply Co	33,475	3,042		Matson Inc	19,604		481
Wendy's Co/The	137,807	633		Tidewater Inc	23,811		1,156
Williams-Sonoma Inc	46,265	1,608		UTI Worldwide Inc	48,110		637
World Fuel Services Corp	33,397	1,352		Werner Enterprises Inc	20,647		477
		$38,209					$12,148
Savings & Loans - 0.95%				Trucking & Leasing - 0.17%
Astoria Financial Corp	38,877	366		GATX Corp	21,742		915
First Niagara Financial Group Inc	163,840	1,242
New York Community Bancorp Inc	204,009	2,648
Washington Federal Inc	49,653	791		Water - 0.31%
		$5,047		Aqua America Inc	64,621		1,657
Semiconductors - 2.05%				TOTAL COMMON STOCKS			$521,333
Atmel Corp (a)	206,170	1,208			Maturity
Cree Inc (a)	53,720	1,287		REPURCHASE AGREEMENTS - 1.93%	Amount (000's)	Value	(000	's)
Cypress Semiconductor Corp	70,769	756
Fairchild Semiconductor International Inc (a)	59,135	820		Banks - 1.93%
Integrated Device Technology Inc (a)	66,097	333		Investment in Joint Trading Account; Credit	$2,724		$2,724
International Rectifier Corp (a)	32,143	548		Suisse Repurchase Agreement; 0.15%
Intersil Corp	59,208	545		dated 07/31/2012 maturing 08/01/2012
MEMC Electronic Materials Inc (a)	107,233	206		(collateralized by US Government
QLogic Corp (a)	45,273	522		Securities; $2,778,233; 3.88% - 9.00%;
Rovi Corp (a)	51,557	690		dated 11/15/18 - 08/15/40)

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2012 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value (000's)
Banks (continued)
Investment in Joint Trading Account; Deutsche $	2,825	$2,825
Bank Repurchase Agreement; 0.18% dated
07/31/2012 maturing 08/01/2012
(collateralized by US Government
Securities; $2,881,131; 0.00% - 8.95%;
dated 08/15/12 - 10/15/37)
Investment in Joint Trading Account; JP	2,118	2,118
Morgan Repurchase Agreement; 0.17%
dated 07/31/2012 maturing 08/01/2012
(collateralized by US Government
Securities; $2,160,849; 0.00% - 10.35%;
dated 08/15/12 - 05/15/42)
Investment in Joint Trading Account; Merrill	2,627	2,627
Lynch Repurchase Agreement; 0.16%
dated 07/31/2012 maturing 08/01/2012
(collateralized by US Government
Securities; $2,679,299; 0.00% - 5.63%;
dated 05/02/13 - 11/23/35)
		$10,294
TOTAL REPURCHASE AGREEMENTS		$10,294
Total Investments		$531,627
Other Assets in Excess of Liabilities, Net - 0.42%		$2,249
TOTAL NET ASSETS - 100.00%		$533,876

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		23 .10%
Consumer, Non-cyclical		17 .75%
Industrial		17 .63%
Consumer, Cyclical		13 .07%
Technology		7.74%
Energy		5.23%
Utilities		5.16%
Communications		4.56%
Basic Materials		4.54%
Exchange Traded Funds		0.80%
Other Assets in Excess of Liabilities, Net		0.42%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2012	Long	111	$10,393	$10,418	$25
Total					$25

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
MidCap Value Fund I
July 31, 2012 (unaudited)

COMMON STOCKS - 96.65%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.18%				Banks (continued)
Interpublic Group of Cos Inc/The	228,296	$2,253		Signature Bank/New York NY (a)	8,086		$522
Lamar Advertising Co (a)	20,641	627		SunTrust Banks Inc	487,766		11,536
		$2,880		SVB Financial Group (a)	13,483		779
				Synovus Financial Corp	745,880		1,417
Aerospace & Defense - 1.41%				TCF Financial Corp	33,350		344
Alliant Techsystems Inc	20,376	944		Valley National Bancorp	91,636		853
BE Aerospace Inc (a)	118,647	4,654
				Zions Bancorporation	40,524		738
Exelis Inc	37,490	352					$74,719
General Dynamics Corp	36,362	2,307
L-3 Communications Holdings Inc	50,067	3,550		Beverages - 1.50%
Lockheed Martin Corp	4,113	367		Beam Inc	53,962		3,393
Northrop Grumman Corp	37,661	2,493		Coca-Cola Enterprises Inc	379,972		11,141
Raytheon Co	12,372	686		Constellation Brands Inc (a)	222,362		6,273
Spirit Aerosystems Holdings Inc (a)	266,746	6,269		Dr Pepper Snapple Group Inc	34,161		1,557
Triumph Group Inc	6,597	413		Molson Coors Brewing Co	29,007		1,227
		$22,035					$23,591
Agriculture - 0.63%				Biotechnology - 1.00%
Bunge Ltd	33,536	2,206		Alexion Pharmaceuticals Inc (a)	1,680		176
Lorillard Inc	54,803	7,050		Amgen Inc	16,526		1,365
Reynolds American Inc	12,506	578		Biogen Idec Inc (a)	5,230		763
		$9,834		Bio-Rad Laboratories Inc (a)	13,360		1,286
				Celgene Corp (a)	9,600		657
Airlines - 0.29%				Charles River Laboratories International Inc (a)	4,902		167
Copa Holdings SA	25,541	1,980		Life Technologies Corp (a)	229,869		10,087
Delta Air Lines Inc (a)	41,854	404
				Regeneron Pharmaceuticals Inc (a)	1,080		145
Southwest Airlines Co	233,270	2,144		United Therapeutics Corp (a)	18,316		1,003
		$4,528					$15,649
Apparel - 0.14%				Building Materials - 1.06%
Coach Inc	35,696	1,761		Fortune Brands Home & Security Inc (a)	164,338		3,635
Nike Inc	2,761	258		Lennox International Inc	156,019		6,813
Ralph Lauren Corp	1,701	245		Martin Marietta Materials Inc	69,801		5,245
		$2,264		Owens Corning Inc (a)	36,408		978
Automobile Manufacturers - 0.26%							$16,671
Ford Motor Co	16,585	153		Chemicals - 2.00%
Navistar International Corp (a)	12,321	303
Oshkosh Corp (a)	46,042	1,037		Albemarle Corp	168,869		9,832
				Ashland Inc	11,045		777
PACCAR Inc	63,347	2,535		Cabot Corp	38,932		1,518
		$4,028		CF Industries Holdings Inc	19,467		3,811
Automobile Parts & Equipment - 0.60%				Cytec Industries Inc	132,547		8,160
Allison Transmission Holdings Inc	20,290	382		Dow Chemical Co/The	9,770		281
Federal-Mogul Corp (a)	2,390	24		Eastman Chemical Co	5,515		288
Lear Corp	82,488	2,932		EI du Pont de Nemours & Co	16,210		806
TRW Automotive Holdings Corp (a)	149,024	5,856		Huntsman Corp	132,678		1,678
WABCO Holdings Inc (a)	4,511	248		Intrepid Potash Inc (a)	10,658		249
		$9,442		Kronos Worldwide Inc	45,918		777
				PPG Industries Inc	3,741		409
Banks - 4.77%				Rockwood Holdings Inc	35,703		1,578
Associated Banc-Corp	110,828	1,384		RPM International Inc	22,449		595
BancorpSouth Inc	29,503	427		Westlake Chemical Corp	9,272		551
Bank of Hawaii Corp	55,753	2,604		WR Grace & Co (a)	1,546		87
BOK Financial Corp	5,174	292					$31,397
CapitalSource Inc	515,680	3,377
CIT Group Inc (a)	191,159	6,981		Coal - 0.36%
City National Corp/CA	29,773	1,467		Alpha Natural Resources Inc (a)	135,707		951
Comerica Inc	27,192	821		Arch Coal Inc	7,943		57
Commerce Bancshares Inc/MO	30,942	1,219		Consol Energy Inc	66,660		1,932
Cullen/Frost Bankers Inc	36,451	2,016		Peabody Energy Corp	89,017		1,859
East West Bancorp Inc	96,020	2,093		Walter Energy Inc	26,211		899
Fifth Third Bancorp	487,267	6,734					$5,698
First Citizens BancShares Inc/NC	2,357	387		Commercial Services - 1.05%
First Horizon National Corp	266,909	2,197		Aaron's Inc	22,168		650
First Republic Bank/CA	145,865	4,745		Booz Allen Hamilton Holding Corp	2,602		45
Fulton Financial Corp	145,788	1,340		Career Education Corp (a)	64,709		305
Huntington Bancshares Inc/OH	119,549	743		Corrections Corp of America	26,720		830
KeyCorp	244,281	1,950		DeVry Inc	19,088		375
M&T Bank Corp	146,128	12,544		Education Management Corp (a)	7,479		28
Northern Trust Corp	30,834	1,400		Equifax Inc	2,419		113
Popular Inc (a)	71,640	1,080
				Gartner Inc (a)	6,210		276
Regions Financial Corp	392,180	2,729		Genpact Ltd (a)	16,749		292

See accompanying notes

Schedule of Investments
MidCap Value Fund I
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Commercial Services (continued)					Diversified Financial Services (continued)
H&R Block Inc	31,327		$506		Raymond James Financial Inc	33,391		$1,123
Iron Mountain Inc	20,680		666		SLM Corp	868,865		13,892
ITT Educational Services Inc (a)	5,824		226		T Rowe Price Group Inc	1,782		108
KAR Auction Services Inc (a)	22,501		360		TD Ameritrade Holding Corp	32,059		510
Manpower Inc	26,480		942					$81,103
Monster Worldwide Inc (a)	22,657		164
Moody's Corp	17,896		725		Electric - 9.26%
Paychex Inc	167,329		5,470		AES Corp/The	239,801		2,892
Quanta Services Inc (a)	25,102		577		Alliant Energy Corp	66,524		3,108
RR Donnelley & Sons Co	71,935		872		Ameren Corp	122,266		4,182
Service Corp International/US	30,697		395		American Electric Power Co Inc	21,694		916
					Calpine Corp (a)	278,032		4,752
Total System Services Inc	12,412		293
Towers Watson & Co	8,287		486		CMS Energy Corp	215,860		5,323
Verisk Analytics Inc (a)	6,534		328		Consolidated Edison Inc	9,754		629
VistaPrint NV (a)	6,362		220		Dominion Resources Inc/VA	12,398		673
Weight Watchers International Inc	27,590		1,396		DTE Energy Co	76,765		4,711
			$16,540		Duke Energy Corp	40,086		2,717
					Edison International	276,281		12,760
Computers - 1.28%					Entergy Corp	70,098		5,094
Brocade Communications Systems Inc (a)	260,354		1,294		Great Plains Energy Inc	198,677		4,406
Cognizant Technology Solutions Corp (a)	3,460		196		Hawaiian Electric Industries Inc	26,717		761
Computer Sciences Corp	52,236		1,286		Integrys Energy Group Inc	31,984		1,936
Diebold Inc	11,669		377		ITC Holdings Corp	14,033		1,041
DST Systems Inc	22,637		1,220		MDU Resources Group Inc	45,831		1,026
Lexmark International Inc	64,881		1,135		National Fuel Gas Co	9,272		454
NetApp Inc (a)	186,299		6,087		Northeast Utilities	257,106		10,253
SanDisk Corp (a)	174,201		7,165		NRG Energy Inc	27,352		542
Synopsys Inc (a)	18,359		556		NV Energy Inc	398,121		7,282
Western Digital Corp (a)	19,386		771		OGE Energy Corp	85,581		4,545
			$20,087		Pepco Holdings Inc	98,399		1,964
					Pinnacle West Capital Corp	157,695		8,443
Consumer Products - 0.56%					PPL Corp	599,884		17,337
ACCO Brands Corp (a)	8,379		71
					SCANA Corp	232,341		11,424
Avery Dennison Corp	14,451		445		Southern Co/The	12,869		620
Church & Dwight Co Inc	69,397		3,998		TECO Energy Inc	91,272		1,660
Clorox Co/The	49,194		3,577		Westar Energy Inc	66,292		2,026
Jarden Corp	13,503		611		Wisconsin Energy Corp	97,170		3,959
Scotts Miracle-Gro Co/The	987		39		Xcel Energy Inc	605,768		17,749
Tupperware Brands Corp	1,680		88					$145,185
			$8,829
					Electrical Components & Equipment - 0.26%
Cosmetics & Personal Care - 0.04%					Energizer Holdings Inc	18,197		1,415
Colgate-Palmolive Co	5,926		636		General Cable Corp (a)	19,159		500
					Hubbell Inc	20,286		1,670
Distribution & Wholesale - 0.41%					Molex Inc	19,172		482
Arrow Electronics Inc (a)	15,487		523					$4,067
Fastenal Co	25,603		1,104
Genuine Parts Co	1,777		114		Electronics - 0.96%
Ingram Micro Inc (a)	132,437		1,985		Amphenol Corp	65,978		3,885
					Avnet Inc (a)	20,139		634
MRC Global Inc (a)	5,110		118
WESCO International Inc (a)	47,248		2,632		AVX Corp	24,102		235
					FLIR Systems Inc	5,886		120
			$6,476		Garmin Ltd	70,822		2,735
Diversified Financial Services - 5.17%					Itron Inc (a)	14,745		575
Affiliated Managers Group Inc (a)	2,621		292		Jabil Circuit Inc	42,524		923
Ameriprise Financial Inc	227,018		11,741		PerkinElmer Inc	56,862		1,453
BlackRock Inc	11,012		1,875		Tech Data Corp (a)	72,369		3,625
CBOE Holdings Inc	22,688		647		Vishay Intertechnology Inc (a)	92,227		910
CME Group Inc	38,735		2,018					$15,095
Discover Financial Services	209,218		7,524
E*Trade Financial Corp (a)	105,840		808		Engineering & Construction - 0.35%
					AECOM Technology Corp (a)	61,666		1,000
Federated Investors Inc	3,617		73		Chicago Bridge & Iron Co NV ADR	28,372		1,014
Franklin Resources Inc	298		34		Engility Holdings Inc (a)	8,344		121
Interactive Brokers Group Inc - A Shares	79,895		1,107		Fluor Corp	8,596		426
Invesco Ltd	921,389		20,390		Jacobs Engineering Group Inc (a)	18,215		703
Janus Capital Group Inc	74,743		540		KBR Inc	20,354		534
Jefferies Group Inc	28,790		361		McDermott International Inc (a)	33,673		394
Lazard Ltd	117,233		3,148		URS Corp	35,612		1,249
Legg Mason Inc	44,218		1,084
LPL Financial Holdings Inc	1,447		41					$5,441
NASDAQ OMX Group Inc/The	452,994		10,283
NYSE Euronext	137,493		3,504
See accompanying notes

Schedule of Investments
MidCap Value Fund I
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Entertainment - 0.11%				Healthcare - Products (continued)
Bally Technologies Inc (a)	15,989	$699		Sirona Dental Systems Inc (a)	9,105		$394
Dolby Laboratories Inc (a)	4,226	149		St Jude Medical Inc	14,438		539
International Game Technology	26,452	300		Teleflex Inc	9,499		606
Penn National Gaming Inc (a)	12,183	474		Thoratec Corp (a)	24,188		830
Regal Entertainment Group	12,113	167		Zimmer Holdings Inc	38,317		2,258
		$1,789					$31,936
Environmental Control - 0.59%				Healthcare - Services - 2.15%
Covanta Holding Corp	52,967	910		Aetna Inc	236,804		8,539
Republic Services Inc	256,082	7,409		Brookdale Senior Living Inc (a)	42,140		694
Waste Connections Inc	15,839	487		Cigna Corp	57,129		2,301
Waste Management Inc	13,600	468		Community Health Systems Inc (a)	48,417		1,192
		$9,274		Covance Inc (a)	23,778		1,116
				Coventry Health Care Inc	59,768		1,992
Food - 2.22%				DaVita Inc (a)	967		95
Campbell Soup Co	7,511	249		HCA Holdings Inc	97,661		2,586
ConAgra Foods Inc	175,205	4,326		Health Management Associates Inc (a)	64,600		425
Dean Foods Co (a)	44,155	547
				Health Net Inc (a)	38,510		847
General Mills Inc	1,900	73		Humana Inc	61,891		3,812
Hershey Co/The	1,472	106		LifePoint Hospitals Inc (a)	85,150		3,246
HJ Heinz Co	42,435	2,343		Lincare Holdings Inc	10,746		445
Hormel Foods Corp	46,747	1,304		Mednax Inc (a)	17,150		1,134
Ingredion Inc	144,953	7,525		Quest Diagnostics Inc	38,486		2,249
JM Smucker Co/The	178,513	13,710		Tenet Healthcare Corp (a)	355,999		1,645
McCormick & Co Inc/MD	2,604	158		Universal Health Services Inc	11,452		448
Ralcorp Holdings Inc (a)	6,632	396
				WellPoint Inc	17,508		933
Safeway Inc	67,145	1,044					$33,699
Smithfield Foods Inc (a)	23,322	431
SUPERVALU Inc	178,491	441		Holding Companies - Diversified - 0.04%
Tyson Foods Inc	124,400	1,868		Leucadia National Corp	31,733		688
Whole Foods Market Inc	2,616	240
		$34,761		Home Builders - 0.59%
Forest Products & Paper - 0.57%				DR Horton Inc	31,528		556
Domtar Corp	37,425	2,764		Lennar Corp	30,173		881
International Paper Co	148,140	4,861		NVR Inc (a)	2,790		2,159
MeadWestvaco Corp	47,154	1,339		Pulte Group Inc (a)	86,328		976
		$8,964		Thor Industries Inc	51,870		1,490
				Toll Brothers Inc (a)	109,554		3,196
Gas - 2.15%							$9,258
AGL Resources Inc	40,925	1,657
Atmos Energy Corp	24,814	890		Home Furnishings - 0.18%
CenterPoint Energy Inc	222,616	4,688		Harman International Industries Inc	48,124		1,941
NiSource Inc	134,413	3,439		Tempur-Pedic International Inc (a)	8,970		256
Questar Corp	167,532	3,409		Whirlpool Corp	9,455		639
Sempra Energy	258,129	18,175					$2,836
UGI Corp	16,359	502
Vectren Corp	29,273	874		Housewares - 0.05%
		$33,634		Newell Rubbermaid Inc	40,984		723
Hand & Machine Tools - 0.45%				Insurance - 7.17%
Kennametal Inc	26,457	976		Alleghany Corp (a)	2,034		703
Regal-Beloit Corp	8,312	535		Allied World Assurance Co Holdings AG	26,047		1,965
Snap-on Inc	21,008	1,424		American Financial Group Inc/OH	77,564		2,925
Stanley Black & Decker Inc	62,733	4,196		American International Group Inc (a)	13,800		432
		$7,131		American National Insurance Co	7,523		530
Healthcare - Products - 2.04%				Aon PLC	79,734		3,923
Alere Inc (a)	18,537	350		Arch Capital Group Ltd (a)	99,965		3,879
Boston Scientific Corp (a)	1,961,469	10,141		Aspen Insurance Holdings Ltd	46,295		1,331
Bruker BioSciences Corp (a)	4,167	49		Assurant Inc	15,001		543
CareFusion Corp (a)	80,222	1,958		Assured Guaranty Ltd	152,193		1,823
Cooper Cos Inc/The	18,608	1,401		Axis Capital Holdings Ltd	33,449		1,099
DENTSPLY International Inc	10,576	384		Brown & Brown Inc	29,467		744
Henry Schein Inc (a)	5,276	395		Cincinnati Financial Corp	35,347		1,337
Hill-Rom Holdings Inc	38,212	999		CNA Financial Corp	5,611		146
Hologic Inc (a)	461,839	8,553		Endurance Specialty Holdings Ltd	51,269		1,778
Hospira Inc (a)	19,834	689		Everest Re Group Ltd	127,301		12,946
IDEXX Laboratories Inc (a)	2,523	223		Fidelity National Financial Inc	30,796		573
Intuitive Surgical Inc (a)	1,267	610		Genworth Financial Inc (a)	197,159		994
Medtronic Inc	2,113	83		Hanover Insurance Group Inc/The	56,369		1,977
Patterson Cos Inc	28,635	976		Hartford Financial Services Group Inc	588,948		9,688
QIAGEN NV (a)	28,286	498		HCC Insurance Holdings Inc	56,361		1,727

See accompanying notes

Schedule of Investments
MidCap Value Fund I
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Insurance (continued)				Machinery - Diversified (continued)
Lincoln National Corp	52,479	$1,052		Gardner Denver Inc	78,824		$4,491
Markel Corp (a)	3,365	1,454		IDEX Corp	14,906		569
Marsh & McLennan Cos Inc	33,228	1,103		Nordson Corp	943		48
MBIA Inc (a)	78,687	751		Rockwell Automation Inc	83,705		5,638
Mercury General Corp	41,158	1,491		Wabtec Corp/DE	5,949		471
Old Republic International Corp	26,600	214		Xylem Inc/NY	76,446		1,834
PartnerRe Ltd	120,440	8,725					$14,346
ProAssurance Corp	6,475	580
Progressive Corp/The	221,059	4,364		Media - 1.59%
				AMC Networks Inc (a)	3,800		165
Protective Life Corp	149,900	4,183
Reinsurance Group of America Inc	27,534	1,533		Cablevision Systems Corp	86,447		1,326
RenaissanceRe Holdings Ltd	8,317	615		CBS Corp	68,714		2,299
				DIRECTV (a)	9,670		480
StanCorp Financial Group Inc	41,864	1,246		Discovery Communications Inc - C Shares (a)	11,300		527
Torchmark Corp	59,182	2,944
Unum Group	90,595	1,712		DISH Network Corp	8,986		276
Validus Holdings Ltd	52,515	1,709		Gannett Co Inc	140,634		1,984
White Mountains Insurance Group Ltd	1,881	960		John Wiley & Sons Inc	5,347		255
				Liberty Media Corp - Liberty Capital (a)	41,687		3,944
Willis Group Holdings PLC	202,457	7,487
WR Berkley Corp	265,254	9,717		News Corp - Class A	26,287		605
				Nielsen Holdings NV (a)	18,344		523
XL Group PLC	459,806	9,495
		$112,398		Scripps Networks Interactive Inc	146,873		7,909
				Sirius XM Radio Inc (a)	261,110		564
Internet - 1.49%				Time Warner Cable Inc	13,963		1,186
AOL Inc (a)	14,486	461		Time Warner Inc	35,526		1,390
Expedia Inc	11,825	673		Viacom Inc	25,798		1,205
F5 Networks Inc (a)	4,760	444		Washington Post Co/The	853		289
IAC/InterActiveCorp	13,963	735					$24,927
Liberty Interactive Corp (a)	790,902	14,814
Symantec Corp (a)	244,229	3,847		Metal Fabrication & Hardware - 0.03%
TIBCO Software Inc (a)	7,400	208		Timken Co	10,872		394
VeriSign Inc (a)	49,996	2,221
		$23,403		Mining - 0.31%
				Alcoa Inc	283,830		2,404
Investment Companies - 0.09%				Freeport-McMoRan Copper & Gold Inc	857		29
Ares Capital Corp	82,028	1,364		Molycorp Inc (a)	23,950		417
				Southern Copper Corp	30,666		990
Iron & Steel - 1.39%				Tahoe Resources Inc (a)	13,266		202
Allegheny Technologies Inc	15,077	453		Vulcan Materials Co	19,141		741
Carpenter Technology Corp	111,618	5,341					$4,783
Cliffs Natural Resources Inc	67,996	2,780
Commercial Metals Co	41,630	537		Miscellaneous Manufacturing - 2.81%
Nucor Corp	121,508	4,763		Aptargroup Inc	29,608		1,481
Reliance Steel & Aluminum Co	146,430	7,538		Carlisle Cos Inc	24,432		1,234
Schnitzer Steel Industries Inc	1,557	45		Cooper Industries PLC	6,837		491
United States Steel Corp	13,589	281		Crane Co	31,814		1,241
		$21,738		Dover Corp	209,694		11,422
				Eaton Corp	143,185		6,277
Leisure Products & Services - 0.09%				Harsco Corp	19,025		404
Carnival Corp	2,585	86		Ingersoll-Rand PLC	14,527		616
Royal Caribbean Cruises Ltd	51,062	1,276		ITT Corp	27,898		522
		$1,362		Leggett & Platt Inc	19,036		441
				Parker Hannifin Corp	21,885		1,758
Lodging - 1.09%				Pentair Inc	172,802		7,574
Choice Hotels International Inc	35,655	1,428		Textron Inc	358,863		9,349
Las Vegas Sands Corp	17,153	625		Trinity Industries Inc	46,156		1,293
Marriott International Inc/DE	3,983	145					$44,103
MGM Resorts International (a)	869,351	8,277
Starwood Hotels & Resorts Worldwide Inc	61,109	3,309		Office & Business Equipment - 0.17%
Wyndham Worldwide Corp	35,769	1,862		Pitney Bowes Inc	24,351		325
Wynn Resorts Ltd	15,709	1,473		Xerox Corp	341,705		2,368
		$17,119					$2,693
Machinery - Construction & Mining - 0.06%				Oil & Gas - 6.10%
Joy Global Inc	1,172	61		Anadarko Petroleum Corp	2,457		171
Terex Corp (a)	44,671	871		Atwood Oceanics Inc (a)	14,949		665
		$932		Cabot Oil & Gas Corp	140,013		5,907
				Chesapeake Energy Corp	228,440		4,299
Machinery - Diversified - 0.92%				Cimarex Energy Co	23,630		1,340
AGCO Corp (a)	13,111	575
				Denbury Resources Inc (a)	139,883		2,115
CNH Global NV (a)	5,573	212
				Diamond Offshore Drilling Inc	15,584		1,020
Cummins Inc	3,940	378		Energen Corp	135,437		6,935
Flowserve Corp	1,080	130		EQT Corp	136,358		7,691

See accompanying notes

Schedule of Investments
MidCap Value Fund I
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Oil & Gas (continued)				Private Equity - 0.14%
Forest Oil Corp (a)	14,987	$103		American Capital Ltd (a)	226,356		$2,255
Helmerich & Payne Inc	17,435	811
HollyFrontier Corp	178,932	6,690
Lone Pine Resources Inc (a)	23,077	51		Real Estate - 0.05%
				Forest City Enterprises Inc (a)	19,089		269
Marathon Petroleum Corp	332,675	15,736		Howard Hughes Corp/The (a)	390		24
Murphy Oil Corp	47,898	2,570
Nabors Industries Ltd (a)	145,860	2,019		Jones Lang LaSalle Inc	6,468		432
Newfield Exploration Co (a)	24,431	746					$725
Noble Corp (a)	46,302	1,713		REITS - 12.38%
Noble Energy Inc	49,269	4,307		Alexandria Real Estate Equities Inc	147,302		10,824
Patterson-UTI Energy Inc	42,014	650		American Campus Communities Inc	9,951		474
Pioneer Natural Resources Co	79,841	7,077		American Capital Agency Corp	142,643		5,012
Plains Exploration & Production Co (a)	28,631	1,144		Annaly Capital Management Inc	347,466		6,056
QEP Resources Inc	49,129	1,476		Apartment Investment & Management Co	8,077		222
Quicksilver Resources Inc (a)	55,537	251		AvalonBay Communities Inc	96,689		14,222
Range Resources Corp	97,676	6,115		BioMed Realty Trust Inc	22,795		429
Rowan Cos PLC (a)	14,915	524		Boston Properties Inc	57,756		6,406
SandRidge Energy Inc (a)	189,505	1,292		Brandywine Realty Trust	30,374		361
SM Energy Co	5,370	253		BRE Properties Inc	52,070		2,743
Southwestern Energy Co (a)	32,724	1,088		Camden Property Trust	88,476		6,310
Tesoro Corp	68,369	1,890		CBL & Associates Properties Inc	34,743		685
Ultra Petroleum Corp (a)	21,686	515		CommonWealth REIT	16,200		295
Unit Corp (a)	39,459	1,569		DDR Corp	54,248		816
Valero Energy Corp	158,881	4,369		Douglas Emmett Inc	229,407		5,394
Whiting Petroleum Corp (a)	29,791	1,204		Duke Realty Corp	91,610		1,325
WPX Energy Inc (a)	80,840	1,289		Equity Lifestyle Properties Inc	1,443		104
		$95,595		Equity Residential	25,984		1,645
Oil & Gas Services - 0.65%				Extra Space Storage Inc	7,741		253
Cameron International Corp (a)	166,388	8,364		Federal Realty Investment Trust	9,097		988
National Oilwell Varco Inc	974	70		General Growth Properties Inc	416,567		7,548
Oil States International Inc (a)	1,716	125		Hatteras Financial Corp	14,077		412
SEACOR Holdings Inc (a)	13,269	1,127		HCP Inc	139,364		6,580
Superior Energy Services Inc (a)	22,137	480		Health Care REIT Inc	93,001		5,788
				Home Properties Inc	4,555		299
		$10,166		Hospitality Properties Trust	122,975		2,985
Packaging & Containers - 0.98%				Host Hotels & Resorts Inc	920,108		13,507
Ball Corp	115,659	4,807		Kilroy Realty Corp	9,328		442
Bemis Co Inc	62,791	1,930		Kimco Realty Corp	544,424		10,611
Crown Holdings Inc (a)	123,296	4,426		Liberty Property Trust	295,885		10,738
Greif Inc	20,233	876		Macerich Co/The	87,333		5,101
Owens-Illinois Inc (a)	21,585	398		Mack-Cali Realty Corp	43,133		1,155
Packaging Corp of America	23,374	720		MFA Financial Inc	889,193		7,185
Rock-Tenn Co	8,805	513		Mid-America Apartment Communities Inc	460		32
Sealed Air Corp	27,306	442		National Retail Properties Inc	15,824		467
Sonoco Products Co	40,707	1,234		Piedmont Office Realty Trust Inc	24,863		424
		$15,346		Plum Creek Timber Co Inc	62,651		2,543
				Post Properties Inc	6,402		331
Pharmaceuticals - 1.69%				Prologis Inc	185,503		5,997
AmerisourceBergen Corp	15,275	606		Public Storage	7,699		1,147
Bristol-Myers Squibb Co	18,226	649		Rayonier Inc	44,849		2,139
Cardinal Health Inc	10,689	461		Realty Income Corp	35,417		1,459
Eli Lilly & Co	1,514	67		Regency Centers Corp	7,192		344
Endo Health Solutions Inc (a)	8,735	260
Forest Laboratories Inc (a)	145,544	4,883		Rouse Properties Inc	4,075		56
				Senior Housing Properties Trust	61,932		1,408
Herbalife Ltd	562	31		Simon Property Group Inc	2,454		394
McKesson Corp	5,290	480		SL Green Realty Corp	53,206		4,190
Mead Johnson Nutrition Co	5,426	396		Tanger Factory Outlet Centers	200,253		6,448
Mylan Inc/PA (a)	371,854	8,563
				Taubman Centers Inc	49,151		3,810
Omnicare Inc	25,144	789		UDR Inc	45,377		1,207
VCA Antech Inc (a)	69,719	1,269
Warner Chilcott PLC (a)	471,731	8,020		Ventas Inc	226,744		15,248
				Vornado Realty Trust	64,759		5,407
		$26,474		Weingarten Realty Investors	18,458		496
Pipelines - 0.22%				Weyerhaeuser Co	153,849		3,592
ONEOK Inc	20,238	901					$194,054
Spectra Energy Corp	79,507	2,440		Retail - 3.70%
Williams Cos Inc/The	1,600	51		Abercrombie & Fitch Co	32,107		1,085
		$3,392		American Eagle Outfitters Inc	8,820		184
				AutoNation Inc (a)	17,300		682
				AutoZone Inc (a)	15,735		5,904
				Best Buy Co Inc	37,636		681

See accompanying notes

Schedule of Investments
MidCap Value Fund I
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Retail (continued)				Software (continued)
Brinker International Inc	26,351	$854		Broadridge Financial Solutions Inc	6,068		$128
CarMax Inc (a)	57,369	1,597		CA Inc	126,931		3,055
Chico's FAS Inc	39,862	611		Check Point Software Technologies Ltd (a)	72,826		3,537
Chipotle Mexican Grill Inc (a)	850	249		Compuware Corp (a)	41,440		382
Copart Inc (a)	35,452	842		Dun & Bradstreet Corp/The	3,144		252
Dillard's Inc	47,192	3,078		Electronic Arts Inc (a)	38,178		421
DSW Inc	2,850	169		Fidelity National Information Services Inc	282,610		8,885
Foot Locker Inc	34,789	1,149		Fiserv Inc (a)	4,744		333
GameStop Corp	93,367	1,496		Parametric Technology Corp (a)	321,235		6,919
Gap Inc/The	16,665	491		QLIK Technologies Inc (a)	129,688		2,594
Guess? Inc	13,494	406		Solera Holdings Inc	6,636		259
JC Penney Co Inc	32,888	740		VMware Inc (a)	3,880		352
Kohl's Corp	51,927	2,582					$33,324
Ltd Brands Inc	78,535	3,734
Macy's Inc	308,912	11,071		Telecommunications - 1.85%
Nordstrom Inc	1,430	77		Amdocs Ltd	80,863		2,406
				EchoStar Corp (a)	9,550		275
PetSmart Inc	69,501	4,595
PVH Corp	64,137	5,095		Frontier Communications Corp	133,248		522
RadioShack Corp	67,027	195		Harris Corp	12,027		501
				JDS Uniphase Corp (a)	29,540		291
Ross Stores Inc	48,651	3,232		Juniper Networks Inc (a)	582,969		10,220
Sally Beauty Holdings Inc (a)	1,493	39
				Level 3 Communications Inc (a)	6,236		120
Sears Holdings Corp (a)	8,006	396
				MetroPCS Communications Inc (a)	61,001		534
Signet Jewelers Ltd	12,140	533		Polycom Inc (a)	367,025		3,208
Staples Inc	156,193	1,990		Sprint Nextel Corp (a)	1,887,900		8,231
Urban Outfitters Inc (a)	99,061	3,026
Williams-Sonoma Inc	24,398	848		Telephone & Data Systems Inc	51,930		1,258
				US Cellular Corp (a)	3,066		126
World Fuel Services Corp	9,821	398
		$58,029		Virgin Media Inc	32,340		885
				Windstream Corp	47,993		478
Savings & Loans - 0.59%							$29,055
Capitol Federal Financial Inc	186,709	2,188
First Niagara Financial Group Inc	74,500	565		Textiles - 0.07%
Hudson City Bancorp Inc	63,433	403		Cintas Corp	17,471		692
				Mohawk Industries Inc (a)	7,130		474
New York Community Bancorp Inc	225,055	2,921
People's United Financial Inc	59,431	682					$1,166
TFS Financial Corp (a)	43,937	413		Toys, Games & Hobbies - 0.13%
Washington Federal Inc	133,841	2,132		Hasbro Inc	20,742		743
		$9,304		Mattel Inc	38,635		1,359
Semiconductors - 3.42%							$2,102
Advanced Micro Devices Inc (a)	46,870	190		Transportation - 0.26%
Altera Corp	305,560	10,832		Con-way Inc	26,179		933
Analog Devices Inc	229,146	8,955		Kirby Corp (a)	3,290		174
Applied Materials Inc	446,916	4,867		Landstar System Inc	16,789		830
Atmel Corp (a)	167,360	981		Ryder System Inc	17,402		686
Avago Technologies Ltd	2,891	107		Teekay Corp	7,657		235
Cavium Inc (a)	119,494	3,229		Tidewater Inc	7,726		375
Cree Inc (a)	1,090	26		Union Pacific Corp	4,718		578
Fairchild Semiconductor International Inc (a)	120,345	1,668		UTI Worldwide Inc	20,805		276
First Solar Inc (a)	870	14
							$4,087
KLA-Tencor Corp	45,785	2,331
Lam Research Corp (a)	279,274	9,609		Trucking & Leasing - 0.03%
Marvell Technology Group Ltd	209,777	2,362		GATX Corp	11,796		496
Maxim Integrated Products Inc	20,284	552
Micron Technology Inc (a)	367,576	2,282
NVIDIA Corp (a)	278,141	3,766		Water - 0.30%
ON Semiconductor Corp (a)	63,235	439		American Water Works Co Inc	98,143		3,558
PMC - Sierra Inc (a)	52,358	279		Aqua America Inc	43,443		1,114
Rovi Corp (a)	39,384	527					$4,672
Teradyne Inc (a)	32,967	485		TOTAL COMMON STOCKS			$1,515,341
Xilinx Inc	2,500	81			Maturity
		$53,582		REPURCHASE AGREEMENTS - 3.52%	Amount (000's)	Value	(000	's)
Shipbuilding - 0.07%				Banks - 3.52%
Huntington Ingalls Industries Inc (a)	27,362	1,067		Investment in Joint Trading Account; Credit	$14,599		$14,599
				Suisse Repurchase Agreement; 0.15%
				dated 07/31/2012 maturing 08/01/2012
Software - 2.13%				(collateralized by US Government
Activision Blizzard Inc	201,089	2,419		Securities; $14,891,053; 3.88% - 9.00%;
Adobe Systems Inc (a)	107,183	3,310		dated 11/15/18 - 08/15/40)
Akamai Technologies Inc (a)	3,538	125
Allscripts Healthcare Solutions Inc (a)	38,353	353

See accompanying notes

Schedule of Investments
MidCap Value Fund I
July 31, 2012 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value(000	's)
Banks (continued)
Investment in Joint Trading Account; Deutsche $	15,140	$15,139
Bank Repurchase Agreement; 0.18% dated
07/31/2012 maturing 08/01/2012
(collateralized by US Government
Securities; $15,442,573; 0.00% - 8.95%;
dated 08/15/12 - 10/15/37)
Investment in Joint Trading Account; JP	11,355	11,355
Morgan Repurchase Agreement; 0.17%
dated 07/31/2012 maturing 08/01/2012
(collateralized by US Government
Securities; $11,581,932; 0.00% - 10.35%;
dated 08/15/12 - 05/15/42)
Investment in Joint Trading Account; Merrill	14,079	14,080
Lynch Repurchase Agreement; 0.16%
dated 07/31/2012 maturing 08/01/2012
(collateralized by US Government
Securities; $14,360,777; 0.00% - 5.63%;
dated 05/02/13 - 11/23/35)
		$55,173
TOTAL REPURCHASE AGREEMENTS		$55,173
Total Investments		$1,570,514
Liabilities in Excess of Other Assets, Net - (0.17)%		$(2,614)
TOTAL NET ASSETS - 100.00%		$1,567,900

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		33 .88%
Consumer, Non-cyclical		12 .88%
Utilities		11 .71%
Industrial		10 .24%
Consumer, Cyclical		7.71%
Energy		7.33%
Technology		7.00%
Communications		5.11%
Basic Materials		4.27%
Diversified		0.04%
Liabilities in Excess of Other Assets, Net		(0 .17)%
TOTAL NET ASSETS		100.00%

Futures Contracts

						Unrealized
Type	Long/Short	Contracts		Notional Value	Market Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2012	Long	592		$54,648	$55,565	$917
Total						$917

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
MidCap Value Fund III
July 31, 2012 (unaudited)

COMMON STOCKS - 97.01%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.02%				Beverages (continued)
Interpublic Group of Cos Inc/The	1,425	$14		Molson Coors Brewing Co	396		$17
Lamar Advertising Co (a)	55	2					$391
		$16		Biotechnology - 0.04%
Aerospace & Defense - 1.84%				Bio-Rad Laboratories Inc (a)	105		10
Alliant Techsystems Inc	166	8		Charles River Laboratories International Inc (a)	90		3
Exelis Inc	21,745	205		Life Technologies Corp (a)	555		24
L-3 Communications Holdings Inc	15,556	1,103					$37
Spirit Aerosystems Holdings Inc (a)	487	11
Triumph Group Inc	5,666	354		Building Materials - 1.05%
				Fortune Brands Home & Security Inc (a)	404		9
		$1,681		Masco Corp	78,400		943
Agriculture - 3.06%				Owens Corning Inc (a)	369		10
Bunge Ltd	441	29					$962
Lorillard Inc	12,012	1,545
Reynolds American Inc	26,400	1,222		Chemicals - 1.74%
		$2,796		Albemarle Corp	196		11
				Ashland Inc	278		20
Airlines - 0.30%				Cabot Corp	322		13
Copa Holdings SA	38	3		CF Industries Holdings Inc	6,066		1,187
Delta Air Lines Inc (a)	25,855	249		Cytec Industries Inc	142		9
Southwest Airlines Co	2,128	20		Eastman Chemical Co	139		7
		$272		Huntsman Corp	968		12
				Kronos Worldwide Inc	103		2
Apparel - 1.20%				Rockwood Holdings Inc	243		11
Hanesbrands Inc (a)	36,600	1,099
				RPM International Inc	407		11
				Westlake Chemical Corp	5,089		302
Automobile Manufacturers - 0.06%				WR Grace & Co (a)	38		2
Navistar International Corp (a)	310	8					$1,587
Oshkosh Corp (a)	483	11
PACCAR Inc	964	38		Coal - 0.06%
				Consol Energy Inc	688		20
		$57		Peabody Energy Corp	964		20
Automobile Parts & Equipment - 0.23%				Walter Energy Inc	332		11
Lear Corp	342	12					$51
TRW Automotive Holdings Corp (a)	5,045	199
WABCO Holdings Inc (a)	23	1		Commercial Services - 2.10%
				Aaron's Inc	116		3
		$212		Booz Allen Hamilton Holding Corp	65		1
Banks - 6.48%				CoreLogic Inc/United States (a)	19,000		437
Associated Banc-Corp	881	11		Corrections Corp of America	309		10
Bank of Hawaii Corp	231	11		DeVry Inc	331		6
BOK Financial Corp	131	7		Equifax Inc	61		3
Capital One Financial Corp	25,900	1,463		H&R Block Inc	555		9
CapitalSource Inc	1,176	8		KAR Auction Services Inc (a)	154		2
CIT Group Inc (a)	608	22		Manpower Inc	426		15
City National Corp/CA	237	12		Paychex Inc	112		4
Comerica Inc	686	21		Quanta Services Inc (a)	633		15
Commerce Bancshares Inc/MO	10,502	413		Rent-A-Center Inc/TX	18,400		654
Cullen/Frost Bankers Inc	198	11		RR Donnelley & Sons Co	913		11
East West Bancorp Inc	12,004	262		Service Corp International/US	774		10
Fifth Third Bancorp	152,516	2,108		Total System Services Inc	117		3
First Citizens BancShares Inc/NC	27	4		Towers Watson & Co	209		12
First Republic Bank/CA	356	12		Verisk Analytics Inc (a)	100		5
Fulton Financial Corp	1,017	9		Western Union Co/The	41,400		722
Huntington Bancshares Inc/OH	40,013	249					$1,922
KeyCorp	59,874	477		Computers - 1.11%
M&T Bank Corp	441	38		Brocade Communications Systems Inc (a)	2,323		12
Northern Trust Corp	777	35		Computer Sciences Corp	490		12
PNC Financial Services Group Inc	10,500	621		Diebold Inc	295		10
Regions Financial Corp	5,103	36
Signature Bank/New York NY (a)	203	13		DST Systems Inc	142		8
				Lexmark International Inc	361		6
SunTrust Banks Inc	1,876	44		NetApp Inc (a)	417		14
SVB Financial Group (a)	223	13
				SanDisk Corp (a)	738		30
Valley National Bancorp	1,053	10		Synopsys Inc (a)	29,663		898
Zions Bancorporation	558	10		Western Digital Corp (a)	489		19
		$5,920					$1,009
Beverages - 0.43%
Beam Inc	576	36		Consumer Products - 0.07%
Coca-Cola Enterprises Inc	1,006	30		Avery Dennison Corp	365		11
Constellation Brands Inc (a)	10,934	308		Church & Dwight Co Inc	195		11
				Clorox Co/The	370		27

See accompanying notes

Schedule of Investments
MidCap Value Fund III
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Consumer Products (continued)				Engineering & Construction - 1.17%
Jarden Corp	310	$14		AECOM Technology Corp (a)	571		$9
Scotts Miracle-Gro Co/The	24	1		Chicago Bridge & Iron Co NV ADR	10,429		373
		$64		Engility Holdings Inc (a)	56		1
				Fluor Corp	216		11
Distribution & Wholesale - 0.75%				Jacobs Engineering Group Inc (a)	459		18
Arrow Electronics Inc (a)	390	13
Ingram Micro Inc (a)	772	12		KBR Inc	24,073		631
				McDermott International Inc (a)	849		10
WESCO International Inc (a)	11,920	664
				URS Corp	383		13
		$689					$1,066
Diversified Financial Services - 4.13%				Entertainment - 0.98%
Affiliated Managers Group Inc (a)	67	7
				Dolby Laboratories Inc (a)	106		4
Ameriprise Financial Inc	16,488	853		International Game Technology	77,267		875
CBOE Holdings Inc	62	2		Penn National Gaming Inc (a)	307		12
Discover Financial Services	47,640	1,713		Regal Entertainment Group	305		4
Federated Investors Inc	92	2					$895
Interactive Brokers Group Inc - A Shares	212	3
Invesco Ltd	1,615	36		Environmental Control - 0.04%
Legg Mason Inc	428	10		Republic Services Inc	936		27
LPL Financial Holdings Inc	36	1		Waste Connections Inc	399		12
NASDAQ OMX Group Inc/The	588	13					$39
NYSE Euronext	884	22
Raymond James Financial Inc	410	14		Food - 0.42%
SLM Corp	67,958	1,087		Campbell Soup Co	190		6
TD Ameritrade Holding Corp	807	13		ConAgra Foods Inc	10,515		260
				Dean Foods Co (a)	139		2
		$3,776		HJ Heinz Co	366		20
Electric - 6.14%				Hormel Foods Corp	293		8
AES Corp/The	2,650	32		Ingredion Inc	219		11
Alliant Energy Corp	522	24		JM Smucker Co/The	405		31
Ameren Corp	24,642	843		Ralcorp Holdings Inc (a)	168		10
Calpine Corp (a)	1,227	21		Safeway Inc	757		12
CMS Energy Corp	28,541	704		Smithfield Foods Inc (a)	588		11
DTE Energy Co	7,301	448		Tyson Foods Inc	1,061		16
Edison International	1,005	46					$387
Entergy Corp	537	39
Great Plains Energy Inc	420	9		Forest Products & Paper - 1.43%
Integrys Energy Group Inc	237	14		Domtar Corp	3,742		276
MDU Resources Group Inc	582	13		International Paper Co	30,951		1,016
National Fuel Gas Co	217	11		MeadWestvaco Corp	524		15
Northeast Utilities	950	38					$1,307
NRG Energy Inc	13,190	262		Gas - 2.84%
NV Energy Inc	56,824	1,040		AGL Resources Inc	372		15
OGE Energy Corp	408	22		Atmos Energy Corp	8,933		321
Pepco Holdings Inc	692	14		CenterPoint Energy Inc	53,510		1,127
Pinnacle West Capital Corp	15,553	832		NiSource Inc	40,673		1,041
PPL Corp	1,789	52		Sempra Energy	995		70
SCANA Corp	355	17		UGI Corp	362		11
TECO Energy Inc	653	12		Vectren Corp	415		12
Westar Energy Inc	522	16					$2,597
Wisconsin Energy Corp	698	28
Xcel Energy Inc	36,501	1,070		Hand & Machine Tools - 1.38%
		$5,607		Kennametal Inc	426		16
				Regal-Beloit Corp	197		13
Electrical Components & Equipment - 2.28%				Snap-on Inc	161		11
Energizer Holdings Inc	244	19		Stanley Black & Decker Inc	18,288		1,223
General Cable Corp (a)	236	6
							$1,263
Hubbell Inc	10,336	851
Molex Inc	47,984	1,205		Healthcare - Products - 0.65%
		$2,081		Boston Scientific Corp (a)	4,896		25
				CareFusion Corp (a)	760		19
Electronics - 0.09%				Cooper Cos Inc/The	169		13
Avnet Inc (a)	508	16		DENTSPLY International Inc	267		10
AVX Corp	219	2		Henry Schein Inc (a)	133		10
FLIR Systems Inc	148	3		Hill-Rom Holdings Inc	314		8
Garmin Ltd	346	13		Hologic Inc (a)	971		18
Itron Inc (a)	215	8		Hospira Inc (a)	499		17
Jabil Circuit Inc	529	12		Patterson Cos Inc	34		1
PerkinElmer Inc	398	10		QIAGEN NV (a)	713		13
Tech Data Corp (a)	202	10		Sirona Dental Systems Inc (a)	229		10
Vishay Intertechnology Inc (a)	773	8		St Jude Medical Inc	11,182		417
		$82

See accompanying notes

Schedule of Investments
MidCap Value Fund III
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Healthcare - Products (continued)				Insurance (continued)
Zimmer Holdings Inc	543	$32		White Mountains Insurance Group Ltd	18		$9
		$593		Willis Group Holdings PLC	25,600		947
				WR Berkley Corp	387		14
Healthcare - Services - 4.19%				XL Group PLC	42,544		879
Cigna Corp	36,979	1,490					$6,863
Community Health Systems Inc (a)	461	11
Covance Inc (a)	276	13		Internet - 1.67%
Coventry Health Care Inc	37,350	1,245		AOL Inc (a)	366		12
HCA Holdings Inc	294	8		Expedia Inc	5,967		340
Health Net Inc (a)	422	9		IAC/InterActiveCorp	20,902		1,099
Humana Inc	15,961	983		Liberty Interactive Corp (a)	1,705		32
LifePoint Hospitals Inc (a)	264	10		Symantec Corp (a)	2,329		37
Lincare Holdings Inc	99	4		VeriSign Inc (a)	63		3
Mednax Inc (a)	168	11					$1,523
Quest Diagnostics Inc	479	28
Universal Health Services Inc	288	11		Investment Companies - 0.01%
		$3,823		Ares Capital Corp	740		12
Holding Companies - Diversified - 0.01%				Iron & Steel - 0.10%
Leucadia National Corp	457	10		Allegheny Technologies Inc	380		11
				Carpenter Technology Corp	207		10
Home Builders - 0.29%				Cliffs Natural Resources Inc	505		21
DR Horton Inc	795	14		Nucor Corp	960		37
Lennar Corp	576	17		Reliance Steel & Aluminum Co	267		14
NVR Inc (a)	3	2					$93
Pulte Group Inc (a)	19,106	216
Thor Industries Inc	202	6		Leisure Products & Services - 1.01%
Toll Brothers Inc (a)	436	13		Royal Caribbean Cruises Ltd	36,758		918
		$268
Home Furnishings - 0.32%				Lodging - 0.02%
Harman International Industries Inc	375	15		Choice Hotels International Inc	123		5
				Marriott International Inc/DE	100		4
Whirlpool Corp	4,079	276		MGM Resorts International (a)	1,360		13
		$291					$22
Housewares - 0.02%				Machinery - Diversified - 0.49%
Newell Rubbermaid Inc	993	18		AGCO Corp (a)	330		15
				CNH Global NV (a)	140		5
Insurance - 7.51%				Flowserve Corp	27		3
Alleghany Corp (a)	52	18		Gardner Denver Inc	253		15
Allied World Assurance Co Holdings AG	12,491	942		IDEX Corp	342		13
American Financial Group Inc/OH	289	11		Nordson Corp	23		1
American National Insurance Co	36	3		Xylem Inc/NY	16,469		395
Aon PLC	1,076	53					$447
Arch Capital Group Ltd (a)	420	16
Aspen Insurance Holdings Ltd	362	10		Media - 0.59%
Assurant Inc	299	11		DISH Network Corp	227		7
Axis Capital Holdings Ltd	382	13		Gannett Co Inc	805		11
Brown & Brown Inc	566	14		John Wiley & Sons Inc	134		6
				Liberty Media Corp - Liberty Capital (a)	348		33
Chubb Corp/The	11,100	807
Cincinnati Financial Corp	526	20		McGraw-Hill Cos Inc/The	9,800		460
				Nielsen Holdings NV (a)	462		13
CNA Financial Corp	141	4
Endurance Specialty Holdings Ltd	207	7		Washington Post Co/The	22		8
Everest Re Group Ltd	3,190	324					$538
Fidelity National Financial Inc	777	14		Metal Fabrication & Hardware - 0.01%
Hanover Insurance Group Inc/The	124	4		Timken Co	274		10
Hartford Financial Services Group Inc	1,536	25
HCC Insurance Holdings Inc	353	11
Lincoln National Corp	21,764	436		Mining - 0.05%
Markel Corp (a)	34	15		Alcoa Inc	3,229		28
				Tahoe Resources Inc (a)	334		5
Mercury General Corp	135	5
PartnerRe Ltd	224	16		Vulcan Materials Co	392		15
ProAssurance Corp	163	15					$48
Progressive Corp/The	1,886	37		Miscellaneous Manufacturing - 4.58%
Protective Life Corp	13,749	384		Aptargroup Inc	235		12
Reinsurance Group of America Inc	18,577	1,034		Carlisle Cos Inc	205		10
RenaissanceRe Holdings Ltd	181	13		Cooper Industries PLC	172		12
StanCorp Financial Group Inc	225	7		Crane Co	10,248		400
Torchmark Corp	14,343	714		Dover Corp	4,491		244
Unum Group	866	16		Eaton Corp	22,780		999
Validus Holdings Ltd	448	15		Ingersoll-Rand PLC	273		12

See accompanying notes

Schedule of Investments
MidCap Value Fund III
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Miscellaneous Manufacturing (continued)				Private Equity - 0.01%
ITT Corp	8,508	$160		American Capital Ltd (a)	1,249		$12
Leggett & Platt Inc	479	11
Parker Hannifin Corp	12,291	987
Pentair Inc	14,143	620		Real Estate - 0.01%
SPX Corp	11,300	686		Jones Lang LaSalle Inc	163		11
Textron Inc	905	24
Trinity Industries Inc	407	11		REITS - 8.65%
		$4,188		Alexandria Real Estate Equities Inc	188		14
				American Campus Communities Inc	250		12
Office & Business Equipment - 0.04%				American Capital Agency Corp	909		32
Pitney Bowes Inc	330	4		Annaly Capital Management Inc	35,506		618
Xerox Corp	4,716	33		Apartment Investment & Management Co	203		6
		$37		AvalonBay Communities Inc	347		51
Oil & Gas - 8.36%				BioMed Realty Trust Inc	574		11
Atwood Oceanics Inc (a)	16,098	717		Boston Properties Inc	463		51
Chesapeake Energy Corp	2,386	45		Brandywine Realty Trust	765		9
Cimarex Energy Co	259	15		BRE Properties Inc	5,845		308
Denbury Resources Inc (a)	21,143	320		Camden Property Trust	10,070		718
Diamond Offshore Drilling Inc	243	16		CBL & Associates Properties Inc	540		11
Energen Corp	19,584	1,003		DDR Corp	668		10
EQT Corp	398	22		Douglas Emmett Inc	39,448		928
Helmerich & Payne Inc	261	12		Duke Realty Corp	998		14
HollyFrontier Corp	732	27		Equity Lifestyle Properties Inc	36		3
Marathon Petroleum Corp	15,427	730		Equity Residential	6,561		415
Murphy Oil Corp	17,687	949		Essex Property Trust Inc	11,400		1,794
Nabors Industries Ltd (a)	17,349	240		Extra Space Storage Inc	15,895		520
Newfield Exploration Co (a)	408	12		Federal Realty Investment Trust	70		8
Noble Energy Inc	490	43		General Growth Properties Inc	1,599		29
Pioneer Natural Resources Co	3,773	334		Hatteras Financial Corp	354		10
Plains Exploration & Production Co (a)	398	16		HCP Inc	1,415		67
QEP Resources Inc	631	19		Health Care REIT Inc	797		50
Rowan Cos PLC (a)	375	13		Home Properties Inc	114		7
SandRidge Energy Inc (a)	1,481	10		Hospitality Properties Trust	382		9
Seadrill Ltd	29,300	1,137		Host Hotels & Resorts Inc	2,177		32
Southwestern Energy Co (a)	691	23		Kilroy Realty Corp	235		11
Tesoro Corp	28,794	796		Kimco Realty Corp	1,517		30
Ultra Petroleum Corp (a)	462	11		Liberty Property Trust	387		14
Unit Corp (a)	245	10		Macerich Co/The	494		29
Valero Energy Corp	39,922	1,098		Mid-America Apartment Communities Inc	11		1
Whiting Petroleum Corp (a)	357	14		National Retail Properties Inc	26,198		773
		$7,632		Piedmont Office Realty Trust Inc	626		11
				Post Properties Inc	10,061		519
Oil & Gas Services - 0.02%				Prologis Inc	1,420		46
Oil States International Inc (a)	44	3		Rayonier Inc	128		6
Superior Energy Services Inc (a)	557	12		Realty Income Corp	508		21
		$15		Regency Centers Corp	182		9
Packaging & Containers - 0.99%				Senior Housing Properties Trust	493		11
Bemis Co Inc	371	11		SL Green Realty Corp	272		21
Crown Holdings Inc (a)	401	14		Taubman Centers Inc	6,051		469
Greif Inc	158	7		UDR Inc	921		25
Owens-Illinois Inc (a)	218	4		Ventas Inc	1,049		71
Rock-Tenn Co	221	13		Vornado Realty Trust	673		56
Sealed Air Corp	688	11		Weingarten Realty Investors	465		12
Sonoco Products Co	27,869	845		Weyerhaeuser Co	1,107		26
		$905					$7,898
Pharmaceuticals - 2.22%				Retail - 3.87%
Cardinal Health Inc	18,700	806		Abercrombie & Fitch Co	261		9
Endo Health Solutions Inc (a)	220	7		American Eagle Outfitters Inc	9,123		190
Forest Laboratories Inc (a)	910	30		Best Buy Co Inc	922		17
				CarMax Inc (a)	605		17
Omnicare Inc	37,487	1,177
VCA Antech Inc (a)	473	9		Chico's FAS Inc	254		4
		$2,029		Dillard's Inc	150		10
				Foot Locker Inc	33,624		1,110
Pipelines - 1.17%				GameStop Corp	669		11
ONEOK Inc	8,400	374		Gap Inc/The	11,300		333
Spectra Energy Corp	22,600	693		Guess? Inc	328		10
		$1,067		JC Penney Co Inc	484		11
				Kohl's Corp	806		40
				Macy's Inc	26,366		945
				PVH Corp	28		2

See accompanying notes

Schedule of Investments
MidCap Value Fund III
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Retail (continued)				Toys, Games & Hobbies (continued)
Sally Beauty Holdings Inc (a)	29,077	$768		Mattel Inc	390		$14
Signet Jewelers Ltd	306	13					$847
Staples Inc	2,455	31
Williams-Sonoma Inc	197	7		Transportation - 0.92%
World Fuel Services Corp	247	10		Con-way Inc	128		5
		$3,538		Golar LNG Ltd	20,900		808
				Kirby Corp (a)	83		4
Savings & Loans - 1.28%				Ryder System Inc	260		10
Capitol Federal Financial Inc	830	10		Teekay Corp	192		6
First Niagara Financial Group Inc	1,877	14		UTI Worldwide Inc	524		7
Hudson City Bancorp Inc	1,598	10					$840
New York Community Bancorp Inc	85,931	1,115
People's United Financial Inc	972	11		Water- 0.39%
Washington Federal Inc	542	9		American Water Works Co Inc	9,654		350
		$1,169		Aqua America Inc	380		10
							$360
Semiconductors - 2.78%				TOTAL COMMON STOCKS			$88,623
Analog Devices Inc	955	37			Maturity
Applied Materials Inc	4,484	49		REPURCHASE AGREEMENTS - 3.03%	Amount (000's)	Value	(000	's)
Avago Technologies Ltd	72	3
Fairchild Semiconductor International Inc (a)	677	9		Banks- 3.03%
KLA-Tencor Corp	11,685	595		Investment in Joint Trading Account; Credit	$733		$733
Lam Research Corp (a)	482	17		Suisse Repurchase Agreement; 0.15%
LSI Corp (a)	33,420	231		dated 7/31/2012 maturing 8/1/2012
Marvell Technology Group Ltd	1,645	18		(collateralized by US Government
Maxim Integrated Products Inc	511	14		Securities; $747,469; 3.88% - 9.00%; dated
Microchip Technology Inc	25,500	851		11/15/18 - 08/15/40)
Micron Technology Inc (a)	2,995	19		Investment in Joint Trading Account; Deutsche	760		760
NVIDIA Corp (a)	30,065	407		Bank Repurchase Agreement; 0.18% dated
ON Semiconductor Corp (a)	1,593	11		7/31/2012 maturing 8/1/2012
PMC - Sierra Inc (a)	1,244	7		(collateralized by US Government
Rovi Corp (a)	469	6		Securities; $775,152; 0.00% - 8.95%; dated
Teradyne Inc (a)	17,771	261		08/15/12 - 10/15/37)
		$2,535		Investment in Joint Trading Account; JP	570		570
				Morgan Repurchase Agreement; 0.17%
Shipbuilding - 0.01%				dated 7/31/2012 maturing 8/1/2012
Huntington Ingalls Industries Inc (a)	267	10		(collateralized by US Government
				Securities; $581,364; 0.00% - 10.35%;
Software - 2.19%				dated 08/15/12 - 05/15/42)
Activision Blizzard Inc	1,452	17		Investment in Joint Trading Account; Merrill	707		706
Akamai Technologies Inc (a)	89	3		Lynch Repurchase Agreement; 0.16%
Allscripts Healthcare Solutions Inc (a)	966	9		dated 7/31/2012 maturing 8/1/2012
BMC Software Inc (a)	6,076	241		(collateralized by US Government
CA Inc	69,347	1,669		Securities; $720,850; 0.00% - 5.63%; dated
Compuware Corp (a)	1,044	10		05/02/13 - 11/23/35)
Dun & Bradstreet Corp/The	79	6					$2,769
Electronic Arts Inc (a)	962	11		TOTAL REPURCHASE AGREEMENTS			$2,769
Fidelity National Information Services Inc	860	27		Total Investments			$91,392
Fiserv Inc (a)	120	8		Liabilities in Excess of Other Assets, Net - (0.04)%			$(40)
		$2,001		TOTAL NET ASSETS - 100.00%			$91,352
Telecommunications - 0.18%
Amdocs Ltd	579	17		(a) Non-Income Producing Security
Frontier Communications Corp	3,359	13
Harris Corp	280	12
Juniper Networks Inc (a)	1,603	28
MetroPCS Communications Inc (a)	1,537	14		Portfolio Summary (unaudited)
Polycom Inc (a)	949	8		Sector			Percent
Sprint Nextel Corp (a)	10,086	44		Financial			31 .11%
Telephone & Data Systems Inc	482	12		Industrial			14 .85%
US Cellular Corp (a)	77	3		Consumer, Non-cyclical			13 .18%
Windstream Corp	1,210	12		Consumer, Cyclical			10 .01%
		$163		Energy			9.61%
				Utilities			9.37%
Textiles - 0.03%				Technology			6.12%
Cintas Corp	307	12		Basic Materials			3.32%
Mohawk Industries Inc (a)	179	12		Communications			2.46%
		$24		Diversified			0.01%
				Liabilities in Excess of Other Assets, Net			(0 .04)%
Toys, Games & Hobbies - 0.93%				TOTAL NET ASSETS			100.00%
Hasbro Inc	23,256	833

See accompanying notes

Schedule of Investments
MidCap Value Fund III
July 31, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2012	Long	29	$2,674	$2,722	$48
Total					$48
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Money Market Fund
July 31, 2012 (unaudited)

INVESTMENT COMPANIES - 4.43%	Shares Held	Value(000	's)		Principal
Publicly Traded Investment Fund - 4.43%				BONDS (continued)	Amount (000's)	Value	(000	's)
BlackRock Liquidity Funds TempFund	24,400,000	$24,400		Other Asset Backed Securities (continued)
Portfolio				CNH Equipment Trust
STIT - Liquid Assets Portfolio	26,100,000	26,100		0.38%, 07/12/2013	$5,273		$5,273
		$50,500		GE Equipment Small Ticket LLC
TOTAL INVESTMENT COMPANIES		$50,500		0.51%, 11/21/2012(a),(b)	763		763
	Principal			GE Equipment Transportation LLC
BONDS- 13.59%	Amount (000's)	Value(000	's)	0.39%, 03/22/2013(a)	2,384		2,384
				John Deere Owner Trust
Automobile Asset Backed Securities - 4.13%				0.38%, 03/15/2013(a)	2,626		2,626
Ally Auto Receivables Trust				Volvo Financial Equipment LLC
0.34%, 06/17/2013(a)	$6,423	$6,423		0.35%, 03/15/2013(a),(b)	3,505		3,505
AmeriCredit Automobile Receivables Trust							$19,669
0.45%, 02/08/2013(a)	815	815
Enterprise Fleet Financing LLC				Retail - 0.40%
0.59%, 11/20/2012(a),(b)	504	504		Target Corp
Ford Credit Auto Lease Trust				0.49%, 01/11/2013(a)	4,600		4,600
0.36%, 03/15/2013(a),(b)	1,896	1,896
Honda Auto Receivables Owner Trust				TOTAL BONDS			$154,775
0.41%, 03/15/2013(a)	4,459	4,459			Principal
Hyundai Auto Lease Securitization Trust				MUNICIPAL BONDS - 7.49%	Amount (000's)	Value	(000	's)
2011-A
0.38%, 06/17/2013(b)	5,188	5,188		California - 2.72%
Hyundai Auto Receivables Trust				California Statewide Communities
0.29%, 07/15/2013(a)	5,100	5,100		Development Authority FANNIE MAE
Mercedes-Benz Auto Lease Trust				0.19%, 08/07/2012	$100		$100
0.34%, 04/15/2013(a)	2,630	2,629		Kern Water Bank Authority WELLS FARGO
Navistar Financial Corp Owner Trust				0.21%, 08/07/2012	5,120		5,120
0.43%, 07/18/2013(a),(b)	6,221	6,221		San Jose Redevelopment Agency JP
Santander Drive Auto Receivables Trust				MORGAN CHASE & CO
0.43%, 07/15/2013	4,800	4,800		0.18%, 08/07/2012	25,710		25,710
Volkswagen Auto Loan Enhanced Trust							$30,930
0.44%, 01/22/2013	677	677		Colorado - 0.12%
Wheels SPV LLC				County of Kit Carson CO WELLS FARGO
0.50%, 05/20/2013(a),(b)	3,132	3,131		0.18%, 08/07/2012	1,390		1,390
World Omni Automobile Lease Securitization
Trust
0.33%, 06/17/2013(a)	5,183	5,183		Connecticut - 0.60%
		$47,026		Connecticut Housing Finance
				Authority FEDERAL HOME LOAN BANK
Automobile Manufacturers - 0.57%				0.16%, 08/07/2012	6,875		6,875
Toyota Motor Credit Corp
0.66%, 10/18/2012(a)	6,500	6,500
				Georgia - 0.19%
				Savannah College of Art & Design Inc BANK
Banks- 2.04%				OF AMERICA
JP Morgan Chase Bank NA				0.26%, 08/07/2012	2,100		2,100
0.37%, 07/19/2013(a)	8,000	8,000
0.53%, 07/09/2013(a)	8,000	8,000
Wells Fargo Bank NA				Illinois - 1.35%
0.54%, 07/19/2013(a)	7,200	7,200		Memorial Health System/IL JP MORGAN
				CHASE & CO
		$23,200		0.18%, 08/07/2012	15,380		15,380
Diversified Financial Services - 2.37%
Corporate Finance Managers Inc				Indiana - 0.28%
0.21%, 08/07/2012	11,960	11,960		Ball State University Foundation Inc US
MetLife				BANK
0.70%, 08/16/2012(a),(c)	15,000	15,000
				0.21%, 08/01/2012	3,150		3,150
		$26,960
Healthcare - Services - 0.95%				Maryland - 0.40%
Portland Clinic LLP/The				City of Baltimore MD STATE STREET
0.23%, 08/07/2012	10,820	10,820		BANK & TRUST
				0.18%, 08/07/2012	4,600		4,600
Insurance - 1.40%
New York Life Global				Minnesota - 0.48%
0.45%, 07/26/2013(a),(c)	16,000	16,000
				City of St Paul MN US BANK
				0.21%, 08/07/2012	2,200		2,200
Other Asset Backed Securities - 1.73%				Minnesota Housing Finance Agency STATE
CIT Equipment Collateral				STREET BANK & TRUST
0.44%, 04/22/2013(a),(b)	5,118	5,118		0.21%, 08/07/2012	3,305		3,305
							$5,505

See accompanying notes

Schedule of Investments
Money Market Fund
July 31, 2012 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value	(000	's)
New Mexico - 0.34%				Banks (continued)
City of Las Cruces NM WELLS FARGO				KFW REPUBLIC OF GERMANY
0.21%, 08/07/2012	$3,900	$3,900		0.16%, 08/01/2012(b),(d)	$6,000		$6,000
				Manhattan Asset Funding Co LLC
				0.21%, 08/22/2012(b)	6,000		5,999
New York - 0.47%				0.21%, 08/24/2012(b)	7,000		6,999
Housing Development				0.21%, 08/30/2012(b)	7,000		6,999
Corp/NY LANDESBANK HESSEN				0.35%, 08/20/2012(b)	8,000		7,999
THUERINGEN				Mitsubishi UFJ Trust & Banking Corp/NY
0.20%, 08/07/2012	5,400	5,400		0.36%, 08/29/2012 (b)	7,800		7,798
				0.36%, 09/04/2012(b)	6,800		6,798
Oklahoma - 0.42%				Mizuho Funding LLC MIZUHO CORP
Oklahoma University Hospital BANK OF				BANK
AMERICA				0.33%, 08/09/2012(b)	7,700		7,699
0.35%, 08/07/2012	4,800	4,800		0.35%, 10/15/2012(b)	7,600		7,594
				0.36%, 09/14/2012(b)	8,000		7,996
				National Australia Funding Delaware
Washington - 0.12%				Inc NATIONAL AUSTRALIA BANK
Washington State Housing Finance				0.33%, 11/13/2012(b)	8,000		7,992
Commission FANNIE MAE				Oversea-Chinese Banking Corp Ltd
0.19%, 08/07/2012	735	735		0.25%, 08/22/2012(d)	8,000		7,999
0.20%, 08/07/2012	450	450		0.25%, 08/27/2012(d)	6,000		5,999
Washington State Housing Finance				0.54%, 08/15/2012(d)	7,000		6,999
Commission US BANK				0.57%, 08/06/2012(d)	8,500		8,499
0.23%, 08/07/2012	75	75		Skandinaviska Enskilda Banken AB
		$1,260		0.25%, 09/19/2012(b),(d)	7,800		7,797
TOTAL MUNICIPAL BONDS		$85,290		0.26%, 09/12/2012(b),(d)	7,000		6,998
	Maturity			Societe Generale North America
REPURCHASE AGREEMENTS - 8.37%	Amount (000's)	Value(000	's)	Inc SOCIETE GENERALE
Banks- 8.37%				0.24%, 08/07/2012	9,000		9,000
Deutsche Bank Repurchase Agreement; 0.18%	$56,300	$56,300		Standard Chartered Bank/New York
dated 07/31/2012 maturing 08/01/2012				0.30%, 10/02/2012(b)	8,000		7,996
(collateralized by US Government Security;				0.38%, 10/23/2012(b)	7,000		6,994
$57,426,000; 0.26% - 1.00%; dated				0.38%, 11/09/2012(b)	8,000		7,992
08/10/12 - 08/15/12)				Sumitomo Mitsui Banking Corp
Goldman Sachs Repurchase Agreement;	39,000	39,000		0.34%, 10/11/2012(b),(d)	8,000		7,995
0.16% dated 07/31/2012 maturing				0.35%, 09/21/2012(b),(d)	7,000		6,997
08/01/2012 (collateralized by US				0.36%, 08/01/2012(b),(d)	8,000		8,000
Government Security; $39,780,000; 1.13%				Union Bank NA
- 1.20%; dated 03/06/17 - 06/14/17)				0.28%, 10/17/2012	6,800		6,796
		$95,300		0.29%, 10/09/2012	8,000		7,996
TOTAL REPURCHASE AGREEMENTS		$95,300		0.29%, 10/12/2012	7,000		6,996
	Principal			0.32%, 08/23/2012	7,300		7,299
COMMERCIAL PAPER - 65.24%	Amount (000's)	Value(000	's)	Westpac Banking Corp
				0.25%, 09/17/2012(b),(d)	8,000		7,997
Automobile Manufacturers - 1.40%				0.33%, 11/14/2012(b),(d)	6,500		6,494
Toyota Financial Services de Puerto Rico							$299,595
Inc TOYOTA FINANCIAL SERVICES
0.25%, 08/20/2012	$8,100	$8,099		Beverages - 1.84%
Toyota Motor Credit Corp				Anheuser-Busch InBev Worldwide
0.37%, 10/15/2012	7,900	7,894		Inc ANHEUSER-BUSCH INBEV SA/NV
		$15,993		ANHEUSER-BUSCH COMPANIES,
				INC. BRANDBREW S.A. COBREW NV/SA
Banks- 26.31%				0.22%, 08/10/2012(b)	8,000		7,999
Bank of Tokyo-Mitsubishi UFJ Ltd/New York				0.22%, 08/24/2012(b)	7,000		6,999
NY				0.22%, 08/31/2012(b)	6,000		5,999
0.23%, 08/30/2012	8,500	8,498					$20,997
Barclays US Funding Corp
0.24%, 09/27/2012	8,500	8,497		Consumer Products - 2.55%
Commonwealth Bank of Australia				Reckitt Benckiser Treasury Services
0.24%, 09/05/2012(b),(d)	7,800	7,798		PLC RECKITT BENCKISER GROUP
				0.30%, 10/25/2012(b)	8,200		8,194
Credit Suisse/New York NY				0.34%, 11/26/2012(b)	7,000		6,992
0.33%, 10/12/2012	8,000	7,995		0.40%, 11/01/2012(b)	6,000		5,994
DBS Bank Ltd
0.18%, 08/29/2012(b),(d)	7,000	6,999		0.50%, 12/03/2012(b)	7,900		7,887
0.23%, 08/14/2012(b),(d)	8,000	7,999					$29,067
0.50%, 08/03/2012(b),(d)	6,900	6,900
0.50%, 08/07/2012(b),(d)	6,000	5,999		Diversified Financial Services - 20.31%
				Alpine Securitization Corp
HSBC USA Inc				0.21%, 08/08/2012(b)	7,000		7,000
0.25%, 08/27/2012	8,200	8,198		0.21%, 08/23/2012(b)	7,000		6,999
0.28%, 09/26/2012	8,000	7,996		0.21%, 08/29/2012(b)	6,000		5,999

See accompanying notes

Schedule of Investments
Money Market Fund
July 31, 2012 (unaudited)

	Principal				Principal
COMMERCIAL PAPER (continued)	Amount (000's)	Value(000	's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value (000's)
Diversified Financial Services (continued)				Oil & Gas (continued)
Bryant Park Funding LLC				Total Capital Canada Ltd TOTAL SA
0.16%, 08/01/2012(b)	$7,000	$7,000		0.18%, 10/11/2012(b)	$8,000	$7,997
0.18%, 08/13/2012(b)	8,500	8,500		0.25%, 10/26/2012(b)	8,500	8,495
Collateralized Commercial Paper Co LLC						$37,491
0.27%, 09/18/2012	6,000	5,998
0.27%, 09/25/2012	7,000	6,997		Supranational Bank - 2.50%
Dealers Capital Access				Corp Andina de Fomento
				0.28%, 09/11/2012(b)	8,000	7,997
0.38%, 08/01/2012	8,000	8,000		0.28%, 09/18/2012(b)	6,500	6,498
0.42%, 08/03/2012	14,000	14,000		0.40%, 08/13/2012(b)	6,000	5,999
Gotham Funding Corp				0.40%, 08/16/2012(b)	8,000	7,999
0.23%, 10/01/2012(b)	6,100	6,098
0.26%, 08/31/2012(b)	8,000	7,998				$28,493
0.27%, 10/10/2012(b)	8,000	7,996		Telecommunications - 0.62%
ING US Funding LLC ING BANK				Telstra Corp Ltd
0.25%, 08/10/2012	9,000	8,999		0.25%, 08/13/2012(b)	7,000	6,999
0.25%, 08/24/2012	8,000	7,999
Jupiter Securitization Co LLC				TOTAL COMMERCIAL PAPER		$743,035
0.19%, 08/02/2012(b)	8,000	8,000
0.20%, 09/07/2012(b)	7,500	7,498			Principal
0.20%, 09/20/2012(b)	7,000	6,998		CERTIFICATE OF DEPOSIT - 0.51%	Amount (000's)	Value (000's)
Liberty Street Funding LLC				Banks - 0.51%
0.17%, 08/06/2012(b)	15,000	15,000		Bank of Nova Scotia/Houston
0.17%, 08/30/2012(b)	8,000	7,999		0.55%, 07/11/2013(a),(d)	5,800	5,800
Market Street Funding LLC
0.22%, 08/10/2012(b)	6,000	6,000		TOTAL CERTIFICATE OF DEPOSIT		$5,800
Nieuw Amsterdam Receivables Corp				Total Investments		$1,134,700
0.18%, 08/28/2012(b)	6,000	5,999		Other Assets in Excess of Liabilities, Net - 0.37%		$4,216
0.20%, 08/02/2012(b)	8,200	8,200		TOTAL NET ASSETS - 100.00%		$1,138,916
0.22%, 08/14/2012(b)	7,000	6,999
0.28%, 10/09/2012(b)	7,000	6,996
River Fuel Funding Co #3 BANK OF NOVA				(a)	Variable Rate. Rate shown is in effect at July 31, 2012.
SCOTIA				(b)	Security exempt from registration under Rule 144A of the Securities Act of
0.19%, 10/31/2012	7,000	6,997		1933. These securities may be resold in transactions exempt from
Sheffield Receivables Corp				registration, normally to qualified institutional buyers. Unless otherwise
0.25%, 08/14/2012(b)	6,000	5,999		indicated, these securities are not considered illiquid. At the end of the
Toyota Credit Canada Inc TOYOTA				period, the value of these securities totaled $535,619 or 47.03% of net
FINANCIAL SERVICES				assets.
0.21%, 09/27/2012	6,000	5,998		(c) Security is Illiquid
UOB Funding LLC UNITED OVERSEAS				(d)	Security issued by foreign bank and denominated in USD.
BANK LTD
0.20%, 08/20/2012	7,000	6,999
0.26%, 09/10/2012	8,000	7,998		Portfolio Summary (unaudited)
0.30%, 08/28/2012	8,000	7,998		Sector		Percent
		$231,261		Financial		62 .71%
Electric - 5.72%				Insured		7.49%
GDF Suez				Asset Backed Securities		5.86%
0.22%, 08/15/2012(b)	6,100	6,100		Utilities		5.72%
0.23%, 09/06/2012(b)	7,000	6,998		Consumer, Non-cyclical		5.34%
0.25%, 08/08/2012(b)	9,000	9,000		Exchange Traded Funds		4.43%
0.25%, 10/03/2012(b)	6,000	5,997		Energy		3.29%
Oglethorpe Power Corp				Consumer, Cyclical		2.37%
0.32%, 08/03/2012(b)	7,000	7,000		Government		1.80%
0.40%, 08/17/2012(b)	7,000	6,999		Communications		0.62%
0.40%, 08/21/2012(b)	8,000	7,998		Other Assets in Excess of Liabilities, Net		0.37%
Southern Co Funding Corp				TOTAL NET ASSETS		100.00%
0.20%, 08/09/2012(b)	7,750	7,750
0.20%, 08/20/2012(b)	7,300	7,299
		$65,141
Insurance - 0.70%
Prudential PLC
0.38%, 08/21/2012(b)	8,000	7,998
Oil & Gas - 3.29%
Motiva Enterprises LLC
0.19%, 08/01/2012	7,000	7,000
0.19%, 08/02/2012	6,000	6,000
0.20%, 08/16/2012	8,000	7,999

See accompanying notes

Schedule of Investments
Overseas Fund
July 31, 2012 (unaudited)

COMMON STOCKS - 95.89%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Aerospace & Defense - 3.57%				Banks (continued)
BAE Systems PLC	125,925	$608		Danske Bank A/S (a)	290,395		$4,305
Elbit Systems Ltd	1,263	41		DBS Group Holdings Ltd	72,989		861
Embraer SA ADR	457,200	11,604		Deutsche Bank AG	32,068		974
Finmeccanica SpA (a)	750,994	2,743		DNB ASA	1,239,340		13,012
MTU Aero Engines Holding AG	343,756	25,793		Fukuoka Financial Group Inc	41,000		150
Rolls-Royce Holdings PLC (a),(b)	1,103,682	14,671		Gunma Bank Ltd/The	21,000		102
Thales SA	4,887	153		Hachijuni Bank Ltd/The	22,000		117
		$55,613		Hang Seng Bank Ltd	30,800		427
				HSBC Holdings PLC	1,486,166		12,432
Agriculture - 5.94%				HSBC Holdings PLC	734,758		6,138
British American Tobacco PLC	426,408	22,649		Intesa Sanpaolo SpA	347,614		439
Golden Agri-Resources Ltd	358,000	212		Iyo Bank Ltd/The	14,000		108
Imperial Tobacco Group PLC	616,766	23,933		Joyo Bank Ltd/The	35,000		156
KT&G Corp	312,665	23,033		Lloyds Banking Group PLC (a)	1,432,659		679
Philip Morris International Inc	248,600	22,732		Mitsubishi UFJ Financial Group Inc	490,100		2,377
		$92,559		Mizrahi Tefahot Bank Ltd (a)	6,619		50
Airlines - 1.25%				Mizuho Financial Group Inc	878,100		1,446
Deutsche Lufthansa AG	12,287	155		National Australia Bank Ltd	95,217		2,484
Qantas Airways Ltd (a)	59,618	71		Natixis	49,675		124
Ryanair Holdings PLC ADR(a)	296,300	8,729		Nishi-Nippon City Bank Ltd/The	36,000		79
Singapore Airlines Ltd	1,235,000	10,484		Nordea Bank AB	107,029		997
		$19,439		Oversea-Chinese Banking Corp Ltd	48,846		374
				Pohjola Bank PLC	7,413		86
Apparel - 1.04%				Raiffeisen Bank International AG	2,623		86
Yue Yuen Industrial Holdings Ltd	5,392,100	16,280		Resona Holdings Inc	65,000		265
				Royal Bank of Scotland Group PLC (a)	111,313		373
Automobile Manufacturers - 2.39%				Shizuoka Bank Ltd/The	29,000		292
Daimler AG	31,273	1,558		Skandinaviska Enskilda Banken AB	1,526,912		11,192
				Societe Generale SA (a)	28,514		628
Fuji Heavy Industries Ltd	31,000	230
Hino Motors Ltd	7,000	48		Sumitomo Mitsui Financial Group Inc	51,700		1,628
Honda Motor Co Ltd	506,600	16,105		Sumitomo Mitsui Trust Holdings Inc	120,070		343
Nissan Motor Co Ltd	95,200	895		Svenska Handelsbanken AB	16,851		584
Renault SA	8,197	358		UBS AG	877,937		9,236
				UniCredit SpA (a)	139,973		474
Scania AB	5,990	103
Toyota Motor Corp	466,500	17,837		Unione di Banche Italiane SCPA	29,938		87
Volkswagen AG	792	126		United Overseas Bank Ltd	1,045,272		16,744
		$37,260		Westpac Banking Corp	104,978		2,546
				Yamaguchi Financial Group Inc	11,000		93
Automobile Parts & Equipment - 0.15%							$155,559
Aisin Seiki Co Ltd	10,300	313
Cie Generale des Etablissements Michelin	7,678	522		Building Materials - 0.19%
Denso Corp	18,600	593		Asahi Glass Co Ltd	54,000		317
JTEKT Corp	11,900	105		Boral Ltd	39,821		140
NGK Spark Plug Co Ltd	6,000	69		Cie de St-Gobain	15,639		471
NHK Spring Co Ltd	3,000	31		CRH PLC	24,806		454
Stanley Electric Co Ltd	7,700	113		Fletcher Building Ltd	37,510		185
				Geberit AG (a)	711		139
Sumitomo Electric Industries Ltd	31,400	369
Toyoda Gosei Co Ltd	3,500	72		HeidelbergCement AG	7,547		350
				Holcim Ltd (a)	9,126		537
Toyota Industries Corp	8,700	231
		$2,418		Imerys SA	1,810		91
				Lafarge SA	7,444		341
Banks - 9.98%							$3,025
Aozora Bank Ltd	31,000	71
Australia & New Zealand Banking Group Ltd	92,102	2,265		Chemicals - 5.60%
Banco Bilbao Vizcaya Argentaria SA	163,334	1,065		Air Liquide SA	70,035		7,833
Banco Popular Espanol SA	57,272	107		Air Water Inc	8,000		96
Banco Santander SA	2,977,772	18,030		Akzo Nobel NV	431,054		23,266
Bank Hapoalim BM (a)	56,730	164		Arkema SA	1,659		122
Bank Leumi Le-Israel BM (a)	67,088	151		Asahi Kasei Corp	44,000		233
Bank of Kyoto Ltd/The	17,000	124		BASF SE	51,008		3,724
Bankia SA (a)	14,730	14		Bayer AG	152,073		11,550
Banque Cantonale Vaudoise	162	83		Daicel Corp	16,000		96
Barclays PLC	8,802,527	22,924		Denki Kagaku Kogyo KK	26,000		86
				Givaudan SA (a)	14,858		14,440
BNP Paribas SA	331,042	12,229
BOC Hong Kong Holdings Ltd	148,800	455		Hitachi Chemical Co Ltd	5,600		85
Chiba Bank Ltd/The	41,000	239		Kaneka Corp	15,000		77
Chugoku Bank Ltd/The	9,000	115		Koninklijke DSM NV	6,147		303
Commerzbank AG (a)	195,294	303		Kuraray Co Ltd	9,200		108
Commonwealth Bank of Australia	67,253	4,049		Linde AG	111,336		16,559
Credit Suisse Group AG - Rights (a),(c)	35,060	—		Mitsubishi Chemical Holdings Corp	72,500		306
Credit Suisse Group AG (a)	40,122	683		Mitsubishi Gas Chemical Co Inc	21,000		120

See accompanying notes

Schedule of Investments
Overseas Fund
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Chemicals (continued)				Electric (continued)
Mitsui Chemicals Inc	47,000	$105		SP AusNet	89,039		$98
Shin-Etsu Chemical Co Ltd	142,800	7,208		SSE PLC	32,382		665
Showa Denko KK	76,000	137		Tokyo Electric Power Co Inc (a)	77,500		129
Solvay SA	3,182	330					$16,992
Tosoh Corp	10,000	25
Ube Industries Ltd/Japan	54,000	118		Electrical Components & Equipment - 1.56%
Yara International ASA	7,452	352		Brother Industries Ltd	12,600		117
		$87,279		Hitachi Ltd	55,000		324
				Legrand SA	433,042		13,874
Commercial Services - 0.05%				Mabuchi Motor Co Ltd	258,600		10,028
Abertis Infraestructuras SA	9,838	121					$24,343
Adecco SA (a)	4,621	203
Dai Nippon Printing Co Ltd	30,000	228		Electronics - 1.34%
Securitas AB	16,746	136		Ibiden Co Ltd	4,200		68
Toppan Printing Co Ltd	15,000	93		Koninklijke Philips Electronics NV	34,819		766
		$781		Kyocera Corp	3,400		269
				NEC Corp	140,000		187
Computers - 0.45%				Nippon Electric Glass Co Ltd	20,000		105
Cap Gemini SA	3,971	145		Yokogawa Electric Corp	1,899,900		19,465
Fujitsu Ltd	73,000	286					$20,860
Gemalto NV	85,735	6,552
		$6,983		Energy - Alternate Sources - 0.01%
				Enel Green Power SpA	94,261		135
Consumer Products - 0.01%
Husqvarna AB	21,534	110		Engineering & Construction - 3.89%
				ABB Ltd ADR(a)	213,700		3,708
Cosmetics & Personal Care - 0.11%				ABB Ltd (a)	451,000		7,841
Oriflame Cosmetics SA	45,478	1,693		Acciona SA	1,194		52
				ACS Actividades de Construccion y Servicios	7,596		120
				SA
Distribution & Wholesale - 4.15%				Balfour Beatty PLC	2,687,612		12,177
Hitachi High-Technologies Corp	1,700	42		Bouygues SA	10,136		255
ITOCHU Corp	1,879,100	19,452		Ferrovial SA	21,657		235
Jardine Cycle & Carriage Ltd	693,100	25,933
Marubeni Corp	69,000	460		JGC Corp	705,000		21,547
				Kinden Corp	7,000		47
Mitsubishi Corp	48,400	958		Leighton Holdings Ltd	8,110		145
Mitsui & Co Ltd	59,900	884
Sojitz Corp	67,100	104		SembCorp Industries Ltd	783,000		3,317
				Taisei Corp	55,000		151
Sumitomo Corp	1,169,200	16,379		Tecnicas Reunidas SA	244,562		10,300
Toyota Tsusho Corp	11,400	211
Wolseley PLC	5,355	193		Vinci SA	17,654		748
		$64,616					$60,643
Diversified Financial Services - 2.20%				Entertainment - 0.36%
				Sankyo Co Ltd	105,000		5,204
Aeon Credit Service Co Ltd	4,200	80		TABCORP Holdings Ltd	38,111		130
Daiwa Securities Group Inc	89,000	332
Deutsche Boerse AG	430,332	21,409		Tatts Group Ltd	71,686		218
Hong Kong Exchanges and Clearing Ltd	19,200	256					$5,552
Macquarie Group Ltd	11,383	296		Food - 2.98%
Nomura Holdings Inc	68,100	238		Carrefour SA	19,914		356
Old Mutual PLC	199,111	490		Casino Guichard Perrachon SA	69,819		5,855
ORIX Corp	4,030	381		Dairy Crest Group PLC	1,255,098		6,630
Shinhan Financial Group Co Ltd	339,065	10,755		J Sainsbury PLC	65,515		331
		$34,237		Koninklijke Ahold NV	19,644		239
				Marine Harvest ASA (a)	16,838,300		11,218
Electric - 1.09%				MEIJI Holdings Co Ltd	2,100		96
Chubu Electric Power Co Inc	25,400	271		Metro AG	6,957		191
Chugoku Electric Power Co Inc/The	15,900	203		Nestle SA	44,904		2,759
CLP Holdings Ltd	34,100	294		Nippon Meat Packers Inc	9,000		118
E.ON AG	70,995	1,511
EDP - Energias de Portugal SA	102,640	234		TESCO PLC	3,747,471		18,659
Electric Power Development Co Ltd	6,300	148					$46,452
Electricite de France SA	12,898	267		Forest Products & Paper - 0.48%
Enel SpA	259,567	741		DS Smith PLC	2,757,233		6,467
GDF Suez	301,464	6,727		Nippon Paper Group Inc	5,300		67
Hokkaido Electric Power Co Inc	9,800	90		OJI Paper Co Ltd	28,000		93
Iberdrola SA	153,097	555		Stora Enso OYJ	29,577		168
Kansai Electric Power Co Inc/The	40,300	302		Svenska Cellulosa AB	19,894		338
Kyushu Electric Power Co Inc	22,900	179		UPM-Kymmene OYJ	28,177		301
Power Assets Holdings Ltd	53,000	416					$7,434
Red Electrica Corp SA	85,968	3,404
RWE AG	19,298	758		Gas - 3.11%
				Centrica PLC	115,972		576

See accompanying notes

Schedule of Investments
Overseas Fund
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Gas (continued)				Investment Companies - 0.02%
Enagas SA	629,465	$10,902		BGP Holdings PLC (a),(b),(c)	738,711		$—
Gas Natural SDG SA	18,627	229		Eurazeo	1,601		64
National Grid PLC	1,699,527	17,629		Investment AB Kinnevik	10,999		226
Osaka Gas Co Ltd	74,000	303					$290
Snam SpA	4,551,945	18,298
Tokyo Gas Co Ltd	97,000	500		Iron & Steel - 0.41%
		$48,437		ArcelorMittal	315,154		5,017
				Daido Steel Co Ltd	15,000		85
Hand & Machine Tools - 0.56%				Evraz PLC	17,956		66
Fuji Electric Co Ltd	30,000	66		JFE Holdings Inc	24,700		324
Mori Seiki Co Ltd	680,300	4,979		Kobe Steel Ltd	87,000		81
SMC Corp/Japan	21,600	3,629		Nippon Steel Corp	195,000		389
		$8,674		Nisshin Steel Co Ltd	37,000		41
				Sumitomo Metal Industries Ltd	180,000		264
Healthcare - Services - 0.02%				Voestalpine AG	5,897		160
Sonic Healthcare Ltd	19,808	263					$6,427
				Leisure Products & Services - 0.03%
Holding Companies - Diversified - 0.24%				Carnival PLC	9,722		326
China Merchants Holdings International Co	624,000	1,932
Ltd				Tui Travel PLC	24,004		69
Groupe Bruxelles Lambert SA	4,330	283		Yamaha Corp	5,500		53
Hutchison Whampoa Ltd	82,000	735					$448
NWS Holdings Ltd	74,000	113		Lodging - 0.02%
Swire Pacific Ltd	27,500	329		Accor SA	3,964		131
Wendel SA	1,764	126		City Developments Ltd	13,000		122
Wharf Holdings Ltd	28,000	161		Echo Entertainment Group Ltd	19,864		87
		$3,679					$340
Home Builders - 0.39%				Machinery - Diversified - 0.90%
Brookfield Incorporacoes SA	3,555,300	5,396		Amada Co Ltd	1,349,000		7,094
Daiwa House Industry Co Ltd	10,000	142		Kawasaki Heavy Industries Ltd	76,000		181
Sekisui Chemical Co Ltd	23,000	195		Metso OYJ	4,458		162
Sekisui House Ltd	29,000	277		Sumitomo Heavy Industries Ltd	30,000		120
		$6,010		Teco Electric and Machinery Co Ltd	10,168,200		6,430
Home Furnishings - 0.05%							$13,987
Electrolux AB	12,866	291		Media - 1.70%
Sharp Corp/Japan	19,000	65		Axel Springer AG	2,124		95
Sony Corp	38,500	468		Fairfax Media Ltd	119,463		65
		$824		Lagardere SCA	6,332		171
Insurance - 6.21%				Reed Elsevier NV	2,161,870		25,340
				Reed Elsevier PLC	42,470		357
Aegon NV	59,278	269		Singapore Press Holdings Ltd	56,000		185
Ageas	125,726	249
Allianz SE	15,708	1,558		Wolters Kluwer NV	16,188		269
AMP Ltd	98,122	411					$26,482
Assicurazioni Generali SpA	47,668	597		Metal Fabrication & Hardware - 0.03%
Aviva PLC	2,497,815	11,438		Maruichi Steel Tube Ltd	2,500		49
AXA SA	841,454	10,224		NTN Corp	24,000		64
Baloise Holding AG	2,549	168		Sims Metal Management Ltd	4,403		38
CNP Assurances	7,972	84		Tenaris SA	16,472		319
Delta Lloyd NV	5,495	72					$470
Gjensidige Forsikring ASA	10,731	131
Hannover Rueckversicherung AG	3,236	193		Mining - 1.87%
Helvetia Holding AG	25,968	8,034		Anglo American PLC	393,919		11,673
ING Groep NV (a)	1,905,456	12,535		BHP Billiton PLC	84,214		2,455
Legal & General Group PLC	240,743	479		Boliden AB	7,314		111
Mapfre SA	41,316	75		Eurasian Natural Resources Corp PLC	570,795		3,498
Muenchener Rueckversicherungs AG	72,418	10,261		Kazakhmys PLC	11,369		125
NKSJ Holdings Inc	20,000	381		OZ Minerals Ltd	16,832		133
QBE Insurance Group Ltd	49,234	723		Rio Tinto PLC	212,689		9,795
RSA Insurance Group PLC	189,033	322		Sumitomo Metal Mining Co Ltd	28,000		299
Sampo OYJ	17,109	453		Xstrata PLC	82,737		1,093
SCOR SE	8,755	208					$29,182
Sony Financial Holdings Inc	814,900	12,997		Miscellaneous Manufacturing - 2.77%
Standard Life PLC	96,315	364		FUJIFILM Holdings Corp	18,100		323
Suncorp Group Ltd	44,224	392		Invensys PLC	3,239,600		12,194
Swiss Life Holding AG (a)	1,635	156
Swiss Re AG (a)	14,375	900		Melrose PLC	32,279		112
Zurich Insurance Group AG (a)	104,344	23,159		Orkla ASA	1,400,457		9,996
				Siemens AG	242,714		20,568
		$96,833					$43,193

See accompanying notes

Schedule of Investments
Overseas Fund
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Office & Business Equipment - 1.09%				REITS - 0.26%
Canon Inc	426,300	$14,236		Ascendas Real Estate Investment Trust	102,000		$186
Ricoh Co Ltd	34,000	232		British Land Co PLC	29,510		247
Toshiba TEC Corp	683,600	2,514		CapitaMall Trust	125,000		196
		$16,982		CFS Retail Property Trust Group	106,276		221
				Fonciere Des Regions	1,327		96
Oil & Gas - 7.21%				Gecina SA	1,177		108
BG Group PLC	373,592	7,354		Goodman Group	82,721		325
BP PLC	3,713,208	24,656		Japan Prime Realty Investment Corp	36		93
Caltex Australia Ltd	7,218	107		Japan Real Estate Investment Corp	29		274
CNOOC Ltd	4,114,000	8,253		Klepierre	5,088		165
Eni SpA	691,226	14,254		Land Securities Group PLC	26,872		332
Idemitsu Kosan Co Ltd	800	67		Nippon Building Fund Inc	33		320
Inpex Corp	76	422		Stockland	79,622		279
Japan Petroleum Exploration Co	1,500	56		Westfield Group	75,398		789
JX Holdings Inc	88,710	426		Westfield Retail Trust	123,402		394
Repsol SA	27,378	436					$4,025
Royal Dutch Shell PLC - A Shares	579,122	19,725
Royal Dutch Shell PLC - A Shares	126,563	4,301		Retail - 0.57%
Royal Dutch Shell PLC - B Shares	91,838	3,231		Aeon Co Ltd	16,100		194
Seadrill Ltd	22,456	875		Harvey Norman Holdings Ltd	28,399		59
Seadrill Ltd	254,600	9,876		J Front Retailing Co Ltd	26,000		129
Total SA	398,125	18,344		Marks & Spencer Group PLC	66,918		349
		$112,383		Marui Group Co Ltd	12,000		88
				PPR	1,706		255
Oil & Gas Services - 1.57%				Rallye SA	230,869		6,710
Petrofac Ltd	436,883	10,162		Seven & I Holdings Co Ltd	28,900		915
Technip SA	136,905	14,372		Takashimaya Co Ltd	14,000		102
		$24,534		Yamada Denki Co Ltd	1,630		85
Packaging & Containers - 0.75%							$8,886
Rexam PLC	1,720,221	11,692		Semiconductors - 0.57%
				Sumco Corp (a)	4,000		30
Pharmaceuticals - 7.84%				Tokyo Electron Ltd	190,300		8,837
Actelion Ltd (a)	2,083	95					$8,867
Alfresa Holdings Corp	2,200	117
Astellas Pharma Inc	18,500	879		Shipbuilding - 1.02%
				Hyundai Heavy Industries Co Ltd	24,871		5,270
AstraZeneca PLC	44,046	2,057		SembCorp Marine Ltd	2,705,000		10,525
Daiichi Sankyo Co Ltd	28,000	461
Eisai Co Ltd	10,500	465		Yangzijiang Shipbuilding Holdings Ltd	103,000		82
Kyowa Hakko Kirin Co Ltd	14,000	156					$15,877
Mitsubishi Tanabe Pharma Corp	12,000	183		Software - 1.63%
Novartis AG	787,074	46,216		Sage Group PLC/The	1,684,536		7,575
Roche Holding AG	82,584	14,624		SAP AG	195,512		12,408
Sanofi	569,265	46,445		UBISOFT Entertainment (a)	795,366		5,477
Shionogi & Co Ltd	8,000	114					$25,460
Suzuken Co Ltd	3,800	136
Takeda Pharmaceutical Co Ltd	27,200	1,249		Storage & Warehousing - 0.00%
Teva Pharmaceutical Industries Ltd	18,017	735		Mitsubishi Logistics Corp	4,000		42
Teva Pharmaceutical Industries Ltd ADR	201,300	8,231
		$122,163		Telecommunications - 4.30%
Pipelines - 0.01%				Belgacom SA	8,161		235
APA Group	17,229	88		Deutsche Telekom AG	114,059		1,285
				Elisa OYJ	7,602		158
				Foxconn International Holdings Ltd (a)	1		—
Real Estate - 0.23%				France Telecom SA	63,941		856
CapitaLand Ltd	137,000	328		KDDI Corp	2,472		17,020
Cheung Kong Holdings Ltd	47,500	621		Koninklijke KPN NV	34,566		284
Henderson Land Development Co Ltd	51,000	296		Nippon Telegraph & Telephone Corp	17,100		794
Hopewell Holdings Ltd	30,500	89		Nokia OYJ	129,443		311
Hulic Co Ltd	12,900	68		NTT DOCOMO Inc	597		998
IMMOFINANZ AG	49,931	163		PCCW Ltd	214,000		84
Keppel Land Ltd	40,000	110		Singapore Telecommunications Ltd	107,000		307
Lend Lease Group	29,044	246		StarHub Ltd	21,000		64
New World Development Co Ltd	196,000	249		Swisscom AG	947		379
Nomura Real Estate Holdings Inc	5,100	94		TDC A/S	26,561		180
Sino Land Co Ltd	156,940	267		Telecom Corp of New Zealand Ltd	68,962		148
Sun Hung Kai Properties Ltd	54,000	671		Telecom Italia SpA	381,158		310
Tokyu Land Corp	23,000	116		Telefonaktiebolaget LM Ericsson	103,545		961
Wheelock & Co Ltd	49,000	191		Telefonica SA	141,664		1,607
		$3,509		TeliaSonera AB	74,439		492
				Telstra Corp Ltd	149,695		629

See accompanying notes

Schedule of Investments
Overseas Fund
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	REPURCHASE AGREEMENTS	Maturity
Telecommunications (continued)				(continued)	Amount (000's)	Value(000	's)
Vivendi SA	52,347	$993		Banks (continued)
Vodafone Group PLC	13,619,517	38,978		Investment in Joint Trading Account; Merrill	$13,018	$13,019
		$67,073		Lynch Repurchase Agreement; 0.16%
				dated 7/31/2012 maturing 8/1/2012
Textiles - 0.01%				(collateralized by US Government
Teijin Ltd	50,000	146		Securities; $13,278,579; 0.00% - 5.63%;
				dated 05/02/13 - 11/23/35)
Toys, Games & Hobbies - 0.19%						$51,015
Nintendo Co Ltd	27,300	3,037		TOTAL REPURCHASE AGREEMENTS		$51,015
				Total Investments		$1,545,691
Transportation - 1.50%				Other Assets in Excess of Liabilities, Net - 0.80%		$12,509
AP Moeller - Maersk A/S - B shares	51	353		TOTAL NET ASSETS - 100.00%		$1,558,200
Central Japan Railway Co	41	339
ComfortDelGro Corp Ltd	101,000	136		(a) Non-Income Producing Security
Deutsche Post AG	743,252	13,344		(b) Security is Illiquid
Groupe Eurotunnel SA	15,031	107		(c)	Market value is determined in accordance with procedures established in
Hutchison Port Holdings Trust	278,000	211		good faith by the Board of Directors. At the end of the period, the value of
Kamigumi Co Ltd	13,000	104		these securities totaled $0 or 0.00% of net assets.
Kawasaki Kisen Kaisha Ltd	48,000	73
Mitsui OSK Lines Ltd	58,000	175
MTR Corp Ltd	50,500	176
Nippon Express Co Ltd	46,000	187		Portfolio Summary (unaudited)
Nippon Yusen KK	87,000	192		Country		Percent
Orient Overseas International Ltd	11,500	65		United Kingdom		20 .82%
PostNL NV	1,792,191	7,288		Japan		15 .64%
Tobu Railway Co Ltd	19,000	103		France		10 .03%
Toll Holdings Ltd	36,425	153		Germany		9.33%
West Japan Railway Co	7,100	306		Switzerland		8.63%
		$23,312		Netherlands		6.69%
				United States		4.73%
Water- 0.02%				Singapore		4.51%
United Utilities Group PLC	23,544	252		Spain		3.01%
				Korea, Republic Of		2.51%
TOTAL COMMON STOCKS		$1,494,130		Italy		2.47%
PREFERRED STOCKS - 0.04%	Shares Held	Value(000	's)	Norway		2.22%
Automobile Manufacturers - 0.03%				Hong Kong		1.55%
Bayerische Motoren Werke AG	1,400	70		Australia		1.14%
Volkswagen AG	2,159	367		Brazil		1.09%
		$437		Sweden		1.00%
				Bermuda		0.69%
Electric - 0.01%				Israel		0.60%
RWE AG	2,093	74		Ireland		0.59%
				China		0.53%
Media- 0.00%				Luxembourg		0.45%
ProSiebenSat.1 Media AG	1,644	35		Taiwan, Province Of China		0.41%
				Denmark		0.31%
TOTAL PREFERRED STOCKS		$546		Finland		0.11%
				Belgium		0.08%
	Maturity			Austria		0.03%
REPURCHASE AGREEMENTS - 3.27%	Amount (000's)	Value(000	's)	New Zealand		0.02%
Banks- 3.27%				Portugal		0.01%
Investment in Joint Trading Account; Credit	$13,499	$13,499		Other Assets in Excess of Liabilities, Net		0.80%
Suisse Repurchase Agreement; 0.15%				TOTAL NET ASSETS		100.00%
dated 7/31/2012 maturing 8/1/2012
(collateralized by US Government
Securities; $13,768,895; 3.88% - 9.00%;
dated 11/15/18 - 08/15/40)
Investment in Joint Trading Account; Deutsche	13,999	13,998
Bank Repurchase Agreement; 0.18% dated
7/31/2012 maturing 8/1/2012
(collateralized by US Government
Securities; $14,278,854; 0.00% - 8.95%;
dated 08/15/12 - 10/15/37)
Investment in Joint Trading Account; JP	10,499	10,499
Morgan Repurchase Agreement; 0.17%
dated 7/31/2012 maturing 8/1/2012
(collateralized by US Government
Securities; $10,709,141; 0.00% - 10.35%;
dated 08/15/12 - 05/15/42)

See accompanying notes

Schedule of Investments
Overseas Fund
July 31, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
eMini MSCI EAFE; September 2012	Long	691	$48,020	$49,220	$1,200
S&P 500 Emini; September 2012	Long	308	20,592	21,169	577
Total					$1,777
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Fund
July 31, 2012 (unaudited)

COMMON STOCKS - 97.40%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Aerospace & Defense - 2.29%			Computers (continued)
Boeing Co/The	337,582	$24,951	International Business Machines Corp	132,708		$26,008
Northrop Grumman Corp	117,887	7,804	Mentor Graphics Corp (a)	112,933		1,726
Teledyne Technologies Inc (a)	115,791	7,214				$75,279
		$39,969	Consumer Products - 1.41%
Agriculture - 0.37%			Clorox Co/The	83,413		6,065
Archer-Daniels-Midland Co	246,114	6,421	Kimberly-Clark Corp	59,741		5,192
			Tupperware Brands Corp	127,991		6,709
Airlines - 0.58%			WD-40 Co	140,446		6,749
Alaska Air Group Inc (a)	200,472	6,987				$24,715
Cathay Pacific Airways Ltd ADR	376,805	3,097	Cosmetics & Personal Care - 1.06%
		$10,084	Procter & Gamble Co/The	288,372		18,611
Apparel - 1.23%
Nike Inc	230,533	21,520	Distribution & Wholesale - 0.49%
			Pool Corp	231,354		8,528
Automobile Manufacturers - 0.91%
Nissan Motor Co Ltd ADR	163,122	3,065	Diversified Financial Services - 2.79%
PACCAR Inc	319,877	12,798	Ameriprise Financial Inc	86,616		4,480
		$15,863	Charles Schwab Corp/The	1,128,290		14,250
			Franklin Resources Inc	190,970		21,952
Automobile Parts & Equipment - 0.65%			T Rowe Price Group Inc	134,609		8,178
Autoliv Inc	55,582	3,144				$48,860
Johnson Controls Inc	331,347	8,168
		$11,312	Electric - 1.00%
			Duke Energy Corp	124,532		8,441
Banks - 5.22%			Edison International	193,839		8,952
City National Corp/CA	106,365	5,242	Xcel Energy Inc	5,919		173
East West Bancorp Inc	241,595	5,267				$17,566
JP Morgan Chase & Co	501,823	18,066
PNC Financial Services Group Inc	61,717	3,647	Electronics - 1.70%
State Street Corp	201,190	8,124	Electro Scientific Industries Inc	61,344		761
SVB Financial Group (a)	27,550	1,593	FEI Co	143,586		6,851
US Bancorp	439,915	14,737	FLIR Systems Inc	126,329		2,584
Wells Fargo & Co	953,798	32,248	Thermo Fisher Scientific Inc	118,468		6,595
Westamerica Bancorporation	53,207	2,447	Trimble Navigation Ltd (a)	137,327		6,078
		$91,371	Waters Corp (a)	88,118		6,827
Beverages - 2.10%						$29,696
Brown-Forman Corp	82,444	7,713	Engineering & Construction - 0.69%
Coca Cola Hellenic Bottling Co SA ADR(a)	41,057	701	Granite Construction Inc	147,618		3,823
Coca-Cola Co/The	120,320	9,722	Jacobs Engineering Group Inc (a)	211,406		8,154
PepsiCo Inc	255,267	18,566				$11,977
		$36,702	Environmental Control - 0.49%
Biotechnology - 1.17%			Darling International Inc (a)	67,097		1,108
Gilead Sciences Inc (a)	250,027	13,584	Energy Recovery Inc (a)	111,366		251
Life Technologies Corp (a)	157,723	6,921	Waste Connections Inc	233,036		7,171
		$20,505				$8,530
Building Materials - 0.58%			Food - 1.97%
Apogee Enterprises Inc	263,614	4,268	Campbell Soup Co	58,808		1,947
Simpson Manufacturing Co Inc	240,749	5,836	Dairy Farm International Holdings Ltd ADR	198,519		10,373
		$10,104	Dean Foods Co (a)	36,252		449
			General Mills Inc	371,042		14,359
Chemicals - 2.04%			Kroger Co/The	219,368		4,863
CF Industries Holdings Inc	30,937	6,056	Ralcorp Holdings Inc (a)	41,071		2,451
FMC Corp	178,742	9,777				$34,442
International Flavors & Fragrances Inc	160,380	8,940
PPG Industries Inc	42,556	4,658	Gas - 1.85%
Sigma-Aldrich Corp	89,651	6,204	Northwest Natural Gas Co	17,579		856
		$35,635	Sempra Energy	446,950		31,470
Commercial Services - 0.90%						$32,326
Hertz Global Holdings Inc (a)	642,140	7,230	Healthcare - Products - 1.29%
Robert Half International Inc	169,954	4,590	Becton Dickinson and Co	79,496		6,019
TrueBlue Inc (a)	252,991	3,851	Medtronic Inc	153,678		6,058
		$15,671	Techne Corp	63,528		4,388
			Varian Medical Systems Inc (a)	110,603		6,037
Computers - 4.30%						$22,502
Apple Inc	54,457	33,260
EMC Corp/MA (a)	402,753	10,556	Healthcare - Services - 0.55%
Hewlett-Packard Co	204,442	3,729	DaVita Inc (a)	83,070		8,176

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Fund
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Healthcare - Services (continued)			Oil & Gas Services - 0.54%
Health Net Inc (a)	67,325	$1,482	Natural Gas Services Group Inc (a)	216,834		$3,144
		$9,658	Schlumberger Ltd	87,474		6,233
Insurance - 1.87%						$9,377
ACE Ltd	67,367	4,951	Pharmaceuticals - 6.90%
Fidelity National Financial Inc	229,045	4,265	Abbott Laboratories	317,293		21,040
HCC Insurance Holdings Inc	305,600	9,364	Allergan Inc/United States	267,067		21,918
MetLife Inc	147,015	4,524	Bristol-Myers Squibb Co	518,971		18,475
StanCorp Financial Group Inc	154,783	4,606	Forest Laboratories Inc (a)	96,349		3,233
XL Group PLC	239,004	4,935	Johnson & Johnson	270,858		18,749
		$32,645	McKesson Corp	214,307		19,444
			Medicis Pharmaceutical Corp	139,661		4,598
Internet - 3.07%			Teva Pharmaceutical Industries Ltd ADR	116,293		4,755
Amazon.com Inc (a)	60,786	14,181
			VCA Antech Inc (a)	254,690		4,635
eBay Inc (a)	308,618	13,672
			Watson Pharmaceuticals Inc (a)	50,431		3,925
Google Inc (a)	40,896	25,886
						$120,772
		$53,739
			Publicly Traded Investment Fund - 0.79%
Iron & Steel - 1.04%			iShares Russell 3000 Index Fund	171,273		13,890
Reliance Steel & Aluminum Co	184,134	9,479
Schnitzer Steel Industries Inc	305,616	8,774
		$18,253	REITS - 3.76%
			Alexandria Real Estate Equities Inc	158,949		11,680
Leisure Products & Services - 0.61%			Annaly Capital Management Inc	82,232		1,433
Ambassadors Group Inc	163,371	892	Essex Property Trust Inc	57,109		8,987
Carnival Corp	174,336	5,802	HCP Inc	332,217		15,684
Harley-Davidson Inc	93,026	4,021	Plum Creek Timber Co Inc	101,921		4,137
		$10,715	Sabra Health Care REIT Inc	79,890		1,480
Lodging - 0.27%			Ventas Inc	64,484		4,336
Red Lion Hotels Corp (a)	638,069	4,773	Weyerhaeuser Co	771,233		18,008
						$65,745
Machinery - Construction & Mining - 0.19%			Retail - 7.16%
Caterpillar Inc	38,602	3,251	Best Buy Co Inc	94,878		1,716
			Copart Inc (a)	396,008		9,409
			Costco Wholesale Corp	330,023		31,742
Machinery - Diversified - 1.32%			CVS Caremark Corp	131,102		5,932
AGCO Corp (a)	39,227	1,719
			Home Depot Inc/The	169,254		8,832
Cascade Corp	118,338	5,575	Jack in the Box Inc (a)	127,357		3,437
Deere & Co	205,375	15,777	McDonald's Corp	148,529		13,273
		$23,071	Nordstrom Inc	310,485		16,810
Media - 2.23%			Starbucks Corp	460,117		20,834
Viacom Inc	214,900	10,038	Wal-Mart Stores Inc	117,865		8,773
Walt Disney Co/The	591,169	29,050	Yum! Brands Inc	68,755		4,458
		$39,088				$125,216
Metal Fabrication & Hardware - 0.57%			Savings & Loans - 0.73%
Precision Castparts Corp	63,808	9,926	Washington Federal Inc	806,318		12,845
Mining - 0.57%			Semiconductors - 3.86%
Freeport-McMoRan Copper & Gold Inc	296,764	9,992	Applied Materials Inc	586,520		6,387
			Avago Technologies Ltd	140,010		5,180
			Intel Corp	813,404		20,905
Miscellaneous Manufacturing - 1.81%			Lam Research Corp (a)	232,129		7,988
Aptargroup Inc	87,217	4,361	LSI Corp (a)	362,014		2,498
Crane Co	138,865	5,416	Microchip Technology Inc	323,280		10,791
General Electric Co	1,051,076	21,810	QLogic Corp (a)	231,449		2,671
		$31,587	Qualcomm Inc	141,427		8,440
			Supertex Inc (a)	160,621		2,729
Oil & Gas - 9.93%
Apache Corp	284,136	24,470				$67,589
Berry Petroleum Co	49,140	1,868	Shipbuilding - 0.07%
Chevron Corp	445,853	48,857	Huntington Ingalls Industries Inc (a)	30,194		1,177
CNOOC Ltd ADR	26,933	5,395
Devon Energy Corp	239,957	14,186
Energen Corp	146,403	7,497	Software - 5.26%
			Actuate Corp (a)	372,989		2,409
Exxon Mobil Corp	315,210	27,376	Adobe Systems Inc (a)	449,102		13,868
HollyFrontier Corp	103,486	3,869	Autodesk Inc (a)	172,145		5,839
Nabors Industries Ltd (a)	216,836	3,001	BMC Software Inc (a)	79,013		3,129
Occidental Petroleum Corp	313,847	27,314	Informatica Corp (a)	118,431		3,495
Total SA ADR	214,249	9,845
		$173,678	Microsoft Corp	1,305,075		38,461
			Omnicell Inc (a)	176,465		2,303

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Fund
July 31, 2012 (unaudited)

				Portfolio Summary (unaudited)
COMMON STOCKS (continued)	Shares Held	Value(000	's)	Sector	Percent
				Consumer, Non-cyclical	17 .72%
Software (continued)				Financial	16 .98%
Oracle Corp	655,797	$19,805		Technology	13 .42%
Tyler Technologies Inc (a)	71,239	2,780		Consumer, Cyclical	12 .68%
		$92,089		Industrial	11 .82%
				Energy	10 .47%
Telecommunications - 4.14%				Communications	9.44%
AT&T Inc	666,250	25,264		Basic Materials	3.65%
China Mobile Ltd ADR	222,999	12,961		Utilities	3.04%
Cisco Systems Inc	480,915	7,671		Exchange Traded Funds	0.79%
Corning Inc	518,755	5,919		Liabilities in Excess of Other Assets, Net	(0 .01)%
Polycom Inc (a)	300,054	2,622
Verizon Communications Inc	397,653	17,950		TOTAL NET ASSETS	100.00%
		$72,387
Toys, Games & Hobbies - 0.78%
Hasbro Inc	105,748	3,788
Mattel Inc	281,823	9,912
		$13,700
Transportation - 1.87%
Con-way Inc	95,407	3,398
Expeditors International of Washington Inc	463,768	16,496
Union Pacific Corp	104,262	12,784
		$32,678
Trucking & Leasing - 0.24%
Greenbrier Cos Inc (a)	257,563	4,198
Water- 0.19%
California Water Service Group	183,500	3,389
TOTAL COMMON STOCKS		$1,703,617
	Maturity
REPURCHASE AGREEMENTS - 2.61%	Amount (000's)	Value(000	's)
Banks- 2.61%
Investment in Joint Trading Account; Credit	$12,093	$12,093
Suisse Repurchase Agreement; 0.15%
dated 07/31/2012 maturing 08/01/2012
(collateralized by US Government
Securities; $12,335,042; 3.88% - 9.00%;
dated 11/15/18 - 08/15/40)
Investment in Joint Trading Account; Deutsche	12,541	12,541
Bank Repurchase Agreement; 0.18% dated
07/31/2012 maturing 08/01/2012
(collateralized by US Government
Securities; $12,791,895; 0.00% - 8.95%;
dated 08/15/12 - 10/15/37)
Investment in Joint Trading Account; JP	9,406	9,406
Morgan Repurchase Agreement; 0.17%
dated 07/31/2012 maturing 08/01/2012
(collateralized by US Government
Securities; $9,593,921; 0.00% - 10.35%;
dated 08/15/12 - 05/15/42)
Investment in Joint Trading Account; Merrill	11,663	11,663
Lynch Repurchase Agreement; 0.16%
dated 07/31/2012 maturing 08/01/2012
(collateralized by US Government
Securities; $11,895,787; 0.00% - 5.63%;
dated 05/02/13 - 11/23/35)
		$45,703
TOTAL REPURCHASE AGREEMENTS		$45,703
Total Investments		$1,749,320
Liabilities in Excess of Other Assets, Net - (0.01)%		$(117)
TOTAL NET ASSETS - 100.00%		$1,749,203

(a) Non-Income Producing Security

See accompanying notes

Schedule of Investments Principal LifeTime 2010 Fund July 31, 2012 (unaudited)

INVESTMENT COMPANIES - 100.05%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 100.05%
Bond & Mortgage Securities Fund (a)	17,611,108	$194,427
Bond Market Index Fund (a)	14,795,682	166,599
Core Plus Bond Fund I (a)	16,838,905	194,994
Diversified International Fund (a)	6,872,030	64,253
Diversified Real Asset Fund (a)	5,463,135	64,902
Equity Income Fund (a)	4,600,089	87,816
Global Diversified Income Fund (a)	6,307,609	86,667
Global Multi-Strategy Fund (a),(b)	2,196,232	22,665
High Yield Fund I (a)	4,311,280	47,553
Inflation Protection Fund (a)	9,553,932	87,610
International Emerging Markets Fund (a)	1,136,328	26,510
International Equity Index Fund(a)	1,782,276	16,433
International Fund I (a)	2,885,496	29,230
LargeCap Growth Fund I (a)	11,132,233	108,651
LargeCap S&P 500 Index Fund(a)	7,121,624	69,365
LargeCap Value Fund (a)	3,462,789	35,597
LargeCap Value Fund I (a)	6,195,142	69,819
MidCap Blend Fund (a)	4,786,672	70,316
Overseas Fund (a)	7,018,947	64,504
Short-Term Income Fund (a)	11,878,941	144,448
SmallCap Growth Fund I (a),(b)	1,954,770	21,737
SmallCap Value Fund II (a)	2,222,129	21,444
		$1,695,540
TOTAL INVESTMENT COMPANIES		$1,695,540
Total Investments		$1,695,540
Liabilities in Excess of Other Assets, Net - (0.05)%		$(909)
TOTAL NET ASSETS - 100.00%		$1,694,631

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		49 .31%
Domestic Equity Funds		28 .60%
International Equity Funds		11 .86%
Specialty Funds		10 .28%
Liabilities in Excess of Other Assets, Net		(0.05)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2010 Fund
July 31, 2012 (unaudited)

	October 31,	October 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	July 31, 2012	July 31, 2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	18,707,954	$201,923	1,231,476	$13,257	2,328,322	$25,129	17,611,108	$190,044
Bond Market Index Fund	5,743,831	58,622	9,886,016	108,928	834,165	9,183	14,795,682	158,385
Core Plus Bond Fund I	16,607,455	175,018	1,894,831	21,039	1,663,381	18,630	16,838,905	177,506
Diversified International Fund	5,169,245	80,317	2,153,089	20,362	450,304	4,184	6,872,030	96,488
Diversified Real Asset Fund	5,478,873	56,521	397,281	4,556	413,019	4,775	5,463,135	56,384
Equity Income Fund	—	—	4,761,189	90,436	161,100	3,013	4,600,089	87,390
Global Diversified Income Fund	5,372,746	59,976	1,386,712	18,551	451,849	5,969	6,307,609	72,556
Global Multi-Strategy Fund	2,220,000	22,200	76,910	787	100,678	1,030	2,196,232	21,962
High Yield Fund I	5,007,915	48,805	626,621	6,443	1,323,256	14,074	4,311,280	41,360
Inflation Protection Fund	21,226,869	181,495	512,918	4,525	12,185,855	108,671	9,553,932	77,183
International Emerging Markets Fund	1,479,132	39,952	138,998	3,412	481,802	11,791	1,136,328	31,402
International Equity Index Fund	2,032,210	18,782	163,968	1,514	413,902	3,824	1,782,276	16,620
International Fund I	2,912,522	44,902	153,206	1,561	180,232	1,828	2,885,496	44,697
LargeCap Growth Fund	6,317,331	45,450	49,614	393	6,366,945	56,851	—	—
LargeCap Growth Fund I	10,457,841	82,924	1,453,404	13,773	779,012	7,547	11,132,233	89,375
LargeCap S&P 500 Index Fund	6,323,265	66,285	1,311,351	12,397	512,992	4,775	7,121,624	73,881
LargeCap Value Fund	5,266,401	54,142	234,161	2,275	2,037,773	20,877	3,462,789	33,625
LargeCap Value Fund I	9,328,569	102,963	599,726	6,495	3,733,153	42,205	6,195,142	70,573
MidCap Blend Fund	—	—	4,958,818	73,429	172,146	2,531	4,786,672	70,896
MidCap Growth Fund III	2,219,999	11,103	—	—	2,219,999	24,608	—	—
MidCap Value Fund I	1,865,390	13,406	12,890	159	1,878,280	25,194	—	—
Overseas Fund	5,008,147	44,635	2,461,615	22,842	450,815	4,184	7,018,947	63,300
Preferred Securities Fund	3,791,454	41,116	107,532	1,025	3,898,986	38,785	—	—
Real Estate Securities Fund	815,113	7,558	4,454	83	819,567	15,996	—	—
Short-Term Income Fund	9,742,810	116,997	2,995,941	36,097	859,810	10,332	11,878,941	142,757
SmallCap Growth Fund I	2,266,507	24,435	204,543	2,127	516,280	5,977	1,954,770	20,256
SmallCap Value Fund II	2,481,766	19,487	93,596	922	353,233	3,477	2,222,129	17,353

		$1,619,014		$467,388		$475,440		$1,653,993

				Realized Gain/Loss		Realized Gain from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund		$5,274			$(7)			$—
Bond Market Index Fund		1,568			18			—
Core Plus Bond Fund I		5,155			79			—
Diversified International Fund		757			(7)			—
Diversified Real Asset Fund		697			82			1,039
Equity Income Fund		929			(33)			—
Global Diversified Income Fund		3,356			(2)			221
Global Multi-Strategy Fund		—			5			—
High Yield Fund I		4,190			186			553
Inflation Protection Fund		444			(166)			—
International Emerging Markets Fund		468			(171)			—
International Equity Index Fund		497			148			8
International Fund I		496			62			—
LargeCap Growth Fund		157			11,008			—
LargeCap Growth Fund I		146			225			3,472
LargeCap S&P 500 Index Fund		1,085			(26)			—
LargeCap Value Fund		718			(1,915)			—
LargeCap Value Fund I		1,608			3,320			—
MidCap Blend Fund		—			(2)			—
MidCap Growth Fund III		—			13,505			—
MidCap Value Fund I		159			11,629			—
Overseas Fund		2,161			7			1,075
Preferred Securities Fund		692			(3,356)			125
Real Estate Securities Fund		83			8,355			—
Short-Term Income Fund		2,093			(5)			—
SmallCap Growth Fund I		—			(329)			1,310
SmallCap Value Fund II		104			421			—
		$32,837			$43,031			$7,803
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments Principal LifeTime 2015 Fund July 31, 2012 (unaudited)

INVESTMENT COMPANIES - 100.15%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 100.15%
Bond & Mortgage Securities Fund (a)	6,985,255	$77,117
Bond Market Index Fund (a)	6,267,035	70,567
Core Plus Bond Fund I (a)	6,880,142	79,672
Diversified International Fund (a)	3,271,633	30,590
Diversified Real Asset Fund (a)	2,054,885	24,412
Equity Income Fund (a)	1,631,571	31,147
Global Diversified Income Fund (a)	1,923,943	26,435
Global Multi-Strategy Fund (a),(b)	958,087	9,887
Global Real Estate Securities Fund (a)	994,941	7,960
High Yield Fund I (a)	1,572,462	17,344
Inflation Protection Fund (a)	3,391,047	31,096
International Emerging Markets Fund (a)	707,929	16,516
International Equity Index Fund (a)	1,611,950	14,862
International Fund I (a)	1,435,955	14,546
LargeCap Growth Fund (a)	1,092,763	9,463
LargeCap Growth Fund I (a)	5,378,434	52,494
LargeCap S&P 500 Index Fund (a)	4,005,063	39,009
LargeCap Value Fund (a)	2,373,447	24,399
LargeCap Value Fund I (a)	4,496,463	50,675
MidCap Blend Fund (a)	1,351,422	19,852
MidCap Growth Fund III (a),(b)	931,743	9,942
MidCap Value Fund I (a)	738,328	9,975
Overseas Fund (a)	3,323,272	30,541
Short-Term Income Fund (a)	2,429,550	29,543
SmallCap Growth Fund I (a),(b)	1,058,258	11,768
SmallCap Value Fund II (a)	1,112,859	10,739
		$750,551
TOTAL INVESTMENT COMPANIES		$750,551
Total Investments		$750,551
Liabilities in Excess of Other Assets, Net - (0.15)%		$(1,158)
TOTAL NET ASSETS - 100.00%		$749,393

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		40 .74%
Domestic Equity Funds		35 .96%
International Equity Funds		15 .34%
Specialty Funds		8.11%
Liabilities in Excess of Other Assets, Net		(0.15)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2015 Fund
July 31, 2012 (unaudited)

	October 31,	October 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	July 31, 2012 July 31, 2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	6,011,574	$55,723	1,198,078	$12,898	224,397	$2,422	6,985,255	$66,200
Bond Market Index Fund	2,027,272	21,044	4,399,676	48,498	159,913	1,763	6,267,035	67,779
Core Plus Bond Fund I	5,491,693	58,282	1,605,011	17,819	216,562	2,423	6,880,142	73,678
Diversified International Fund	2,482,017	20,678	891,957	8,357	102,341	962	3,271,633	28,075
Diversified Real Asset Fund	1,750,112	18,458	375,374	4,326	70,601	823	2,054,885	21,961
Equity Income Fund	—	—	1,654,881	31,667	23,310	437	1,631,571	31,230
Global Diversified Income Fund	1,539,479	19,470	448,822	5,947	64,358	855	1,923,943	24,562
Global Multi-Strategy Fund	2,150,000	21,500	97,154	993	1,289,067	13,213	958,087	9,591
Global Real Estate Securities Fund	191,179	1,402	817,701	6,135	13,939	107	994,941	7,430
High Yield Fund I	2,673,076	25,533	416,893	4,317	1,517,507	16,165	1,572,462	13,814
Inflation Protection Fund	4,736,769	37,907	593,990	5,243	1,939,712	17,134	3,391,047	26,924
International Emerging Markets Fund	728,683	12,932	82,940	1,980	103,694	2,537	707,929	12,363
International Equity Index Fund	1,119,135	10,585	541,506	4,973	48,691	457	1,611,950	15,101
International Fund I	140,432	2,151	1,343,173	14,258	47,650	489	1,435,955	15,909
LargeCap Growth Fund	3,291,291	21,384	248,184	2,044	2,446,712	21,572	1,092,763	5,685
LargeCap Growth Fund I	5,969,696	44,003	1,074,481	10,168	1,665,743	16,766	5,378,434	38,311
LargeCap S&P 500 Index Fund	3,566,910	24,803	674,931	6,265	236,778	2,234	4,005,063	28,842
LargeCap Value Fund	2,669,392	21,896	413,928	4,045	709,873	7,308	2,373,447	18,910
LargeCap Value Fund I	4,645,515	44,894	753,730	8,152	902,782	10,244	4,496,463	43,055
MidCap Blend Fund	—	—	1,371,728	20,225	20,306	299	1,351,422	19,926
MidCap Growth Fund III	977,638	7,084	71,082	795	116,977	1,264	931,743	6,616
MidCap Value Fund I	770,067	7,303	64,116	861	95,855	1,265	738,328	6,901
Overseas Fund	2,528,659	23,467	897,329	8,198	102,716	962	3,323,272	30,703
Preferred Securities Fund	1,346,087	12,673	43,981	421	1,390,068	13,904	—	—
Real Estate Securities Fund	538,866	4,428	2,237	41	541,103	10,414	—	—
Short-Term Income Fund	1,027,518	12,354	1,478,251	17,843	76,219	918	2,429,550	29,279
SmallCap Growth Fund I	1,010,154	7,650	164,613	1,779	116,509	1,350	1,058,258	8,109
SmallCap Value Fund II	1,023,204	8,280	126,167	1,235	36,512	349	1,112,859	9,166

		$545,884		$249,483		$148,636		$660,120

				Realized Gain/Loss		Realized Gain from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund		$1,871			$1			$—
Bond Market Index Fund		612			—			—
Core Plus Bond Fund I		1,764			—			—
Diversified International Fund		377			2			—
Diversified Real Asset Fund		230			—			343
Equity Income Fund		409			—			—
Global Diversified Income Fund		1,012			—			66
Global Multi-Strategy Fund		—			311			—
Global Real Estate Securities Fund		63			—			—
High Yield Fund I		2,269			129			300
Inflation Protection Fund		123			908			—
International Emerging Markets Fund		232			(12)			—
International Equity Index Fund		295			—			4
International Fund I		30			(11)			—
LargeCap Growth Fund		85			3,829			—
LargeCap Growth Fund I		86			906			2,044
LargeCap S&P 500 Index Fund		635			8			—
LargeCap Value Fund		377			277			—
LargeCap Value Fund I		829			253			—
MidCap Blend Fund		—			—			—
MidCap Growth Fund III		—			1			—
MidCap Value Fund I		66			2			—
Overseas Fund		1,129			—			561
Preferred Securities Fund		302			810			45
Real Estate Securities Fund		41			5,945			—
Short-Term Income Fund		305			—			—
SmallCap Growth Fund I		—			30			587
SmallCap Value Fund II		43			—			—
		$13,185			$13,389			$3,950
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments Principal LifeTime 2020 Fund July 31, 2012 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 100.02%
Bond & Mortgage Securities Fund (a)	47,257,473	$521,723
Bond Market Index Fund (a)	38,439,522	432,829
Core Plus Bond Fund I (a)	43,618,777	505,105
Diversified International Fund (a)	26,367,528	246,536
Diversified Real Asset Fund (a)	13,543,946	160,902
Equity Income Fund (a)	8,325,652	158,937
Global Diversified Income Fund (a)	7,991,868	109,808
Global Multi-Strategy Fund (a),(b)	6,704,373	69,189
Global Real Estate Securities Fund (a)	25,196,816	201,575
High Yield Fund I (a)	8,405,195	92,709
Inflation Protection Fund (a)	15,937,592	146,148
International Emerging Markets Fund (a)	7,036,645	164,165
International Equity Index Fund (a)	17,465,288	161,030
International Fund I (a)	13,864,135	140,444
LargeCap Growth Fund (a)	16,075,903	139,217
LargeCap Growth Fund I (a)	46,667,142	455,471
LargeCap S&P 500 Index Fund(a)	36,238,396	352,962
LargeCap Value Fund (a)	22,333,288	229,586
LargeCap Value Fund I (a)	40,362,586	454,886
MidCap Blend Fund (a)	4,650,579	68,317
MidCap Growth Fund III (a),(b)	9,493,067	101,291
MidCap Value Fund I (a)	7,887,884	106,565
Overseas Fund (a)	26,676,244	245,155
SmallCap Growth Fund I (a),(b)	8,036,020	89,361
SmallCap Value Fund II (a)	9,319,537	89,934
		$5,443,845
TOTAL INVESTMENT COMPANIES		$5,443,845
Total Investments		$5,443,845
Liabilities in Excess of Other Assets, Net - (0.02)%		$(1,301)
TOTAL NET ASSETS - 100.00%		$5,442,544

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		41 .27%
Fixed Income Funds		31 .21%
International Equity Funds		21 .29%
Specialty Funds		6.25%
Liabilities in Excess of Other Assets, Net		(0.02)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2020 Fund
July 31, 2012 (unaudited)

	October 31,	October 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	July 31, 2012 July 31, 2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	46,112,420	$494,694	4,615,016	$49,926	3,469,963	$37,414	47,257,473	$507,200
Bond Market Index Fund	13,401,800	136,628	25,609,173	281,032	571,451	6,292	38,439,522	411,369
Core Plus Bond Fund I	38,779,792	412,432	5,867,117	64,894	1,028,132	11,415	43,618,777	465,919
Diversified International Fund	24,133,903	354,106	2,946,609	26,852	712,984	6,534	26,367,528	374,414
Diversified Real Asset Fund	11,914,117	123,244	1,974,394	22,814	344,565	3,961	13,543,946	142,094
Equity Income Fund	—	—	8,407,823	159,760	82,171	1,526	8,325,652	158,218
Global Diversified Income Fund	4,716,932	63,695	3,476,400	46,605	201,464	2,639	7,991,868	107,657
Global Multi-Strategy Fund	4,825,000	48,250	1,964,422	20,125	85,049	869	6,704,373	67,506
Global Real Estate Securities Fund	1,387,821	10,240	24,047,165	179,725	238,170	1,780	25,196,816	188,184
High Yield Fund I	24,664,844	245,920	2,706,717	27,718	18,966,366	201,017	8,405,195	76,655
Inflation Protection Fund	4,713,637	38,183	11,529,266	102,914	305,311	2,711	15,937,592	138,399
International Emerging Markets Fund	6,021,308	152,790	1,199,800	28,976	184,463	4,248	7,036,645	177,490
International Equity Index Fund	8,482,692	79,815	9,375,424	85,123	392,828	3,613	17,465,288	161,325
International Fund I	13,794,019	182,669	1,001,588	10,168	931,472	9,675	13,864,135	183,112
LargeCap Growth Fund	29,301,270	211,000	974,691	8,170	14,200,058	123,883	16,075,903	99,099
LargeCap Growth Fund I	54,904,839	438,478	4,777,384	44,081	13,015,081	133,652	46,667,142	366,439
LargeCap S&P 500 Index Fund	32,892,910	312,550	4,265,954	39,906	920,468	8,447	36,238,396	344,033
LargeCap Value Fund	25,510,184	248,024	1,696,821	16,582	4,873,717	49,516	22,333,288	214,059
LargeCap Value Fund I	44,359,999	471,306	3,131,757	33,838	7,129,170	80,530	40,362,586	427,558
MidCap Blend Fund	—	—	4,699,265	68,900	48,686	712	4,650,579	68,187
MidCap Growth Fund III	9,277,019	79,061	445,084	5,000	229,036	2,452	9,493,067	81,608
MidCap Value Fund I	6,927,672	79,674	1,148,745	15,593	188,533	2,453	7,887,884	92,814
Overseas Fund	23,124,444	212,293	4,266,186	38,413	714,386	6,534	26,676,244	244,168
Preferred Securities Fund	13,139,097	139,191	496,965	4,784	13,636,062	135,811	—	—
Real Estate Securities Fund	11,168,286	178,718	40,445	737	11,208,731	210,800	—	—
SmallCap Growth Fund I	9,497,098	95,079	934,651	9,773	2,395,729	27,744	8,036,020	75,320
SmallCap Value Fund II	10,387,855	81,815	478,379	4,690	1,546,697	15,244	9,319,537	72,822

		$4,889,855		$1,397,099		$1,091,472		$5,245,649

				Realized Gain/Loss		Realized Gain from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund		$13,247			$(6)			$—
Bond Market Index Fund		3,737			1			—
Core Plus Bond Fund I		12,198			8			—
Diversified International Fund		3,585			(10)			—
Diversified Real Asset Fund		1,535			(3)			2,289
Equity Income Fund		1,760			(16)			—
Global Diversified Income Fund		3,810			(4)			197
Global Multi-Strategy Fund		—			—			—
Global Real Estate Securities Fund		1,098			(1)			—
High Yield Fund I		20,952			4,034			2,767
Inflation Protection Fund		360			13			—
International Emerging Markets Fund		1,914			(28)			—
International Equity Index Fund		2,129			—			33
International Fund I		2,379			(50)			—
LargeCap Growth Fund		737			3,812			—
LargeCap Growth Fund I		778			17,532			18,464
LargeCap S&P 500 Index Fund		5,730			24			—
LargeCap Value Fund		3,525			(1,031)			—
LargeCap Value Fund I		7,749			2,944			—
MidCap Blend Fund		—			(1)			—
MidCap Growth Fund III		—			(1)			—
MidCap Value Fund I		593			—			—
Overseas Fund		10,117			(4)			5,029
Preferred Securities Fund		3,621			(8,164)			443
Real Estate Securities Fund		737			31,345			—
SmallCap Growth Fund I		—			(1,788)			5,523
SmallCap Value Fund II		440			1,561			—
		$102,731			$50,167			$34,745
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments Principal LifeTime 2025 Fund July 31, 2012 (unaudited)

INVESTMENT COMPANIES - 100.05%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 100.05%
Bond & Mortgage Securities Fund (a)	6,280,223	$69,334
Bond Market Index Fund (a)	6,308,446	71,033
Core Plus Bond Fund I (a)	6,089,522	70,517
Diversified International Fund (a)	4,904,207	45,854
Diversified Real Asset Fund (a)	1,837,260	21,827
Global Diversified Income Fund (a)	477,332	6,559
Global Multi-Strategy Fund (a),(b)	1,198,340	12,367
Global Real Estate Securities Fund (a)	4,926,706	39,414
High Yield Fund I (a)	1,688,049	18,619
Inflation Protection Fund (a)	1,850,155	16,966
International Emerging Markets Fund (a)	1,337,039	31,193
International Equity Index Fund(a)	2,523,652	23,268
International Fund I (a)	2,592,421	26,261
LargeCap Growth Fund (a)	3,465,390	30,010
LargeCap Growth Fund I (a)	9,180,289	89,600
LargeCap S&P 500 Index Fund(a)	6,555,903	63,854
LargeCap Value Fund (a)	4,877,088	50,136
LargeCap Value Fund I (a)	8,637,423	97,344
MidCap Blend Fund (a)	393,347	5,778
MidCap Growth Fund III (a),(b)	2,101,836	22,427
MidCap Value Fund I (a)	1,696,818	22,924
Overseas Fund (a)	4,969,119	45,666
Preferred Securities Fund (a)	1,864,105	18,977
SmallCap Growth Fund I (a),(b)	1,495,994	16,635
SmallCap Value Fund II (a)	1,686,406	16,274
		$932,837
TOTAL INVESTMENT COMPANIES		$932,837
Total Investments		$932,837
Liabilities in Excess of Other Assets, Net - (0.05)%		$(512)
TOTAL NET ASSETS - 100.00%		$932,325

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		44 .50%
Fixed Income Funds		28 .47%
International Equity Funds		22 .71%
Specialty Funds		4.37%
Liabilities in Excess of Other Assets, Net		(0.05)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2025 Fund
July 31, 2012 (unaudited)

	October 31,	October 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	July 31, 2012 July 31, 2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	5,064,746	$47,486	1,290,480	$13,920	75,003	$806	6,280,223	$60,600
Bond Market Index Fund	1,673,051	17,392	4,678,537	51,191	43,142	474	6,308,446	68,109
Core Plus Bond Fund I	4,655,901	49,694	1,506,193	16,841	72,572	806	6,089,522	65,729
Diversified International Fund	3,598,821	30,768	1,372,441	12,773	67,055	623	4,904,207	42,919
Diversified Real Asset Fund	1,479,813	15,666	382,224	4,415	24,777	287	1,837,260	19,794
Global Diversified Income Fund	—	—	479,988	6,474	2,656	35	477,332	6,439
Global Multi-Strategy Fund	1,650,000	16,500	145,150	1,485	596,810	6,117	1,198,340	12,005
Global Real Estate Securities Fund	913,416	6,703	4,030,400	30,127	17,110	129	4,926,706	36,701
High Yield Fund I	5,231,229	53,888	700,380	7,227	4,243,560	45,238	1,688,049	15,093
Inflation Protection Fund	—	—	1,868,016	16,501	17,861	159	1,850,155	16,342
International Emerging Markets Fund	1,023,956	18,995	330,360	8,044	17,277	405	1,337,039	26,634
International Equity Index Fund	1,567,346	15,162	975,854	9,121	19,548	184	2,523,652	24,099
International Fund I	1,487,273	14,949	1,139,811	11,897	34,663	352	2,592,421	26,498
LargeCap Growth Fund	4,716,333	30,840	680,451	5,733	1,931,394	17,464	3,465,390	20,622
LargeCap Growth Fund I	8,320,420	61,384	1,938,767	18,492	1,078,898	11,158	9,180,289	69,368
LargeCap S&P 500 Index Fund	5,907,913	44,045	1,256,036	11,696	608,046	5,784	6,555,903	49,955
LargeCap Value Fund	4,112,028	34,051	823,295	8,097	58,235	566	4,877,088	41,582
LargeCap Value Fund I	7,236,899	70,590	1,506,033	16,385	105,509	1,136	8,637,423	85,839
MidCap Blend Fund	—	—	394,945	5,891	1,598	23	393,347	5,868
MidCap Growth Fund III	1,344,098	10,036	781,724	8,797	23,986	260	2,101,836	18,573
MidCap Value Fund I	1,057,892	10,256	658,730	8,891	19,804	260	1,696,818	18,887
Overseas Fund	4,147,982	40,166	1,201,562	11,015	380,425	3,622	4,969,119	47,550
Preferred Securities Fund	1,539,655	14,577	356,732	3,529	32,282	314	1,864,105	17,792
Real Estate Securities Fund	1,492,996	13,903	7,234	134	1,500,230	28,692	—	—
SmallCap Growth Fund I	1,387,165	10,545	340,973	3,695	232,144	2,712	1,495,994	11,647
SmallCap Value Fund II	1,403,935	11,361	304,937	2,927	22,466	212	1,686,406	14,076

		$638,957		$295,298		$127,818		$822,721

				Realized Gain/Loss		Realized Gain from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund		$1,615			$—			$—
Bond Market Index Fund		514			—			—
Core Plus Bond Fund I		1,503			—			—
Diversified International Fund		556			1			—
Diversified Real Asset Fund		196			—			292
Global Diversified Income Fund		136			—			—
Global Multi-Strategy Fund		—			137			—
Global Real Estate Securities Fund		264			—			—
High Yield Fund I		4,443			(784)			587
Inflation Protection Fund		30			—			—
International Emerging Markets Fund		326			—			—
International Equity Index Fund		437			—			7
International Fund I		270			4			—
LargeCap Growth Fund		122			1,513			—
LargeCap Growth Fund I		121			650			2,871
LargeCap S&P 500 Index Fund		1,057			(2)			—
LargeCap Value Fund		585			—			—
LargeCap Value Fund I		1,302			—			—
MidCap Blend Fund		—			—			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		94			—			—
Overseas Fund		1,870			(9)			927
Preferred Securities Fund		747			—			52
Real Estate Securities Fund		134			14,655			—
SmallCap Growth Fund I		—			119			830
SmallCap Value Fund II		62			—			—
		$16,384			$16,284			$5,566
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments Principal LifeTime 2030 Fund July 31, 2012 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 100.00%
Bond & Mortgage Securities Fund (a)	27,366,144	$302,122
Bond Market Index Fund (a)	25,727,736	289,694
Core Plus Bond Fund I (a)	26,013,477	301,236
Diversified International Fund (a)	27,493,636	257,065
Diversified Real Asset Fund (a)	9,386,257	111,509
Global Multi-Strategy Fund (a),(b)	6,048,370	62,419
Global Real Estate Securities Fund (a)	33,605,962	268,848
High Yield Fund I (a)	9,992,230	110,214
Inflation Protection Fund (a)	9,253,220	84,852
International Emerging Markets Fund (a)	8,158,864	190,346
International Equity Index Fund(a)	13,096,284	120,748
International Fund I (a)	2,448,726	24,806
LargeCap Growth Fund (a)	24,393,183	211,245
LargeCap Growth Fund I (a)	55,323,142	539,954
LargeCap S&P 500 Index Fund(a)	35,946,645	350,120
LargeCap Value Fund (a)	25,906,972	266,324
LargeCap Value Fund I (a)	46,939,268	529,006
MidCap Growth Fund III (a),(b)	13,749,348	146,706
MidCap Value Fund I (a)	11,143,039	150,542
Overseas Fund (a)	42,908,896	394,333
Preferred Securities Fund (a)	11,105,987	113,059
SmallCap Growth Fund I (a),(b)	9,155,600	101,810
SmallCap Value Fund II (a)	10,561,877	101,922
		$5,028,880
TOTAL INVESTMENT COMPANIES		$5,028,880
Total Investments		$5,028,880
Liabilities in Excess of Other Assets, Net - 0.00%		$(188)
TOTAL NET ASSETS - 100.00%		$5,028,692

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		47 .68%
International Equity Funds		24 .97%
Fixed Income Funds		23 .89%
Specialty Funds		3.46%
Liabilities in Excess of Other Assets, Net		0.00%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2030 Fund
July 31, 2012 (unaudited)

	October 31,	October 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	July 31, 2012 July 31, 2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	23,665,173	$253,211	4,283,276	$46,305	582,305	$6,258	27,366,144	$293,258
Bond Market Index Fund	8,391,425	85,506	18,722,808	203,900	1,386,497	15,332	25,727,736	274,160
Core Plus Bond Fund I	20,704,517	220,428	5,873,408	65,746	564,448	6,258	26,013,477	279,918
Diversified International Fund	23,346,108	343,020	4,871,586	46,536	724,058	6,654	27,493,636	382,894
Diversified Real Asset Fund	8,539,447	89,515	1,068,600	12,321	221,790	2,549	9,386,257	99,288
Global Multi-Strategy Fund	4,040,000	40,400	2,077,543	21,287	69,173	708	6,048,370	60,979
Global Real Estate Securities Fund	2,275,517	16,800	31,637,735	237,539	307,290	2,324	33,605,962	252,014
High Yield Fund I	32,405,390	332,266	4,147,008	42,683	26,560,168	283,666	9,992,230	91,336
Inflation Protection Fund	—	—	9,380,016	83,435	126,796	1,133	9,253,220	82,304
International Emerging Markets Fund	6,970,039	169,641	1,379,237	33,512	190,412	4,390	8,158,864	198,760
International Equity Index Fund	12,084,731	117,149	1,361,827	12,582	350,274	3,228	13,096,284	126,509
International Fund I	14,824,217	194,299	1,489,901	15,052	13,865,392	140,751	2,448,726	40,661
LargeCap Growth Fund	31,066,265	225,224	1,807,480	15,256	8,480,562	73,324	24,393,183	167,446
LargeCap Growth Fund I	52,533,707	408,693	5,933,643	55,353	3,144,208	31,345	55,323,142	433,455
LargeCap S&P 500 Index Fund	33,000,026	309,210	3,804,208	35,281	857,589	7,900	35,946,645	336,605
LargeCap Value Fund	25,849,547	252,352	2,123,531	20,695	2,066,106	20,890	25,906,972	252,209
LargeCap Value Fund I	46,304,516	492,167	3,928,826	42,340	3,294,074	36,779	46,939,268	497,759
MidCap Growth Fund III	9,593,242	83,197	4,420,767	49,173	264,661	2,860	13,749,348	129,509
MidCap Value Fund I	7,638,002	89,270	3,722,616	49,835	217,579	2,861	11,143,039	136,244
Overseas Fund	25,785,465	242,893	17,862,008	163,525	738,577	6,751	42,908,896	399,662
Preferred Securities Fund	12,430,879	127,153	1,365,819	13,311	2,690,711	26,775	11,105,987	113,094
Real Estate Securities Fund	11,879,636	174,187	29,511	524	11,909,147	224,589	—	—
SmallCap Growth Fund I	9,739,548	93,715	1,153,627	12,104	1,737,575	20,152	9,155,600	84,808
SmallCap Value Fund II	10,275,829	81,068	712,231	6,827	426,183	4,152	10,561,877	83,759

		$4,441,364		$1,285,122		$931,629		$4,816,631

				Realized Gain/Loss		Realized Gain from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund		$7,218			$—			$—
Bond Market Index Fund		2,295			86			—
Core Plus Bond Fund I		6,558			2			—
Diversified International Fund		3,501			(8)			—
Diversified Real Asset Fund		1,107			1			1,651
Global Multi-Strategy Fund		—			—			—
Global Real Estate Securities Fund		1,707			(1)			—
High Yield Fund I		27,891			53			3,680
Inflation Protection Fund		175			2			—
International Emerging Markets Fund		2,250			(3)			—
International Equity Index Fund		2,956			6			46
International Fund I		2,577			(27,939)			—
LargeCap Growth Fund		787			290			—
LargeCap Growth Fund I		749			754			17,779
LargeCap S&P 500 Index Fund		5,790			14			—
LargeCap Value Fund		3,596			52			—
LargeCap Value Fund I		8,143			31			—
MidCap Growth Fund III		—			(1)			—
MidCap Value Fund I		662			—			—
Overseas Fund		11,365			(5)			5,647
Preferred Securities Fund		5,349			(595)			425
Real Estate Securities Fund		524			49,878			—
SmallCap Growth Fund I		—			(859)			5,718
SmallCap Value Fund II		441			16			—
		$95,641			$21,774			$34,946
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments Principal LifeTime 2035 Fund July 31, 2012 (unaudited)

INVESTMENT COMPANIES - 100.04%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 100.04%
Bond & Mortgage Securities Fund (a)	2,281,056	$25,183
Bond Market Index Fund (a)	2,485,457	27,986
Core Plus Bond Fund I (a)	2,179,227	25,235
Diversified International Fund (a)	3,883,891	36,314
Diversified Real Asset Fund (a)	907,409	10,780
Global Multi-Strategy Fund (a),(b)	757,623	7,819
Global Real Estate Securities Fund (a)	4,302,733	34,422
High Yield Fund I (a)	1,230,181	13,569
Inflation Protection Fund (a)	545,483	5,002
International Emerging Markets Fund (a)	1,075,167	25,084
International Equity Index Fund(a)	1,794,475	16,545
International Fund I (a)	2,102,312	21,296
LargeCap Growth Fund (a)	3,289,555	28,487
LargeCap Growth Fund I (a)	7,425,351	72,471
LargeCap S&P 500 Index Fund(a)	4,710,957	45,885
LargeCap Value Fund (a)	3,616,698	37,180
LargeCap Value Fund I (a)	6,232,626	70,242
MidCap Growth Fund III (a),(b)	1,663,246	17,747
MidCap Value Fund I (a)	1,341,366	18,122
Overseas Fund (a)	3,979,192	36,569
Preferred Securities Fund (a)	1,124,255	11,445
SmallCap Growth Fund I (a),(b)	1,112,385	12,370
SmallCap Value Fund II (a)	1,282,390	12,375
		$612,128
TOTAL INVESTMENT COMPANIES		$612,128
Total Investments		$612,128
Liabilities in Excess of Other Assets, Net - (0.04)%		$(219)
TOTAL NET ASSETS - 100.00%		$611,909

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		51 .46%
International Equity Funds		27 .82%
Fixed Income Funds		17 .72%
Specialty Funds		3.04%
Liabilities in Excess of Other Assets, Net		(0.04)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2035 Fund
July 31, 2012 (unaudited)

	October 31,	October 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	July 31, 2012 July 31, 2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	1,820,777	$16,953	506,367	$5,456	46,088	$496	2,281,056	$21,913
Bond Market Index Fund	542,019	5,646	1,980,852	21,795	37,414	410	2,485,457	27,031
Core Plus Bond Fund I	1,649,285	17,626	574,567	6,421	44,625	496	2,179,227	23,551
Diversified International Fund	2,709,736	22,593	1,253,287	11,665	79,132	744	3,883,891	33,515
Diversified Real Asset Fund	705,612	7,488	222,281	2,569	20,484	237	907,409	9,820
Global Multi-Strategy Fund	760,000	7,600	105,159	1,076	107,536	1,102	757,623	7,591
Global Real Estate Securities Fund	1,041,195	7,703	3,290,780	24,482	29,242	221	4,302,733	31,964
High Yield Fund I	2,988,956	30,310	659,568	6,890	2,418,343	25,879	1,230,181	10,995
Inflation Protection Fund	—	—	554,694	4,871	9,211	82	545,483	4,789
International Emerging Markets Fund	835,126	16,013	260,875	6,134	20,834	495	1,075,167	21,652
International Equity Index Fund	1,312,433	12,982	519,807	4,819	37,765	355	1,794,475	17,446
International Fund I	1,410,907	15,047	733,084	7,450	41,679	431	2,102,312	22,067
LargeCap Growth Fund	3,595,878	23,645	664,255	5,630	970,578	8,574	3,289,555	20,987
LargeCap Growth Fund I	5,914,314	43,300	1,653,579	15,848	142,542	1,396	7,425,351	57,757
LargeCap S&P 500 Index Fund	3,805,336	28,170	999,328	9,305	93,707	881	4,710,957	36,594
LargeCap Value Fund	2,988,489	24,736	694,111	6,826	65,902	656	3,616,698	30,907
LargeCap Value Fund I	5,087,984	49,373	1,264,311	13,763	119,669	1,315	6,232,626	61,822
MidCap Growth Fund III	1,026,507	7,809	667,344	7,396	30,605	340	1,663,246	14,865
MidCap Value Fund I	810,364	7,979	556,275	7,468	25,273	340	1,341,366	15,107
Overseas Fund	2,943,353	28,574	1,115,154	10,254	79,315	744	3,979,192	38,084
Preferred Securities Fund	1,233,732	11,871	310,262	3,024	419,739	4,250	1,124,255	10,639
Real Estate Securities Fund	955,171	10,067	5,144	95	960,315	18,595	—	—
SmallCap Growth Fund I	1,043,299	7,990	271,682	2,949	202,596	2,238	1,112,385	8,687
SmallCap Value Fund II	1,060,084	8,680	246,907	2,367	24,601	238	1,282,390	10,809

		$412,155		$188,553		$70,515		$538,592

				Realized Gain/Loss		Realized Gain from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund		$588			$—			$—
Bond Market Index Fund		154			—			—
Core Plus Bond Fund I		539			—			—
Diversified International Fund		424			1			—
Diversified Real Asset Fund		95			—			141
Global Multi-Strategy Fund		—			17			—
Global Real Estate Securities Fund		262			—			—
High Yield Fund I		2,662			(326)			351
Inflation Protection Fund		10			—			—
International Emerging Markets Fund		279			—			—
International Equity Index Fund		334			—			5
International Fund I		257			1			—
LargeCap Growth Fund		94			286			—
LargeCap Growth Fund I		87			5			2,063
LargeCap S&P 500 Index Fund		691			—			—
LargeCap Value Fund		429			1			—
LargeCap Value Fund I		925			1			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		72			—			—
Overseas Fund		1,345			—			668
Preferred Securities Fund		604			(6)			44
Real Estate Securities Fund		95			8,433			—
SmallCap Growth Fund I		—			(14)			629
SmallCap Value Fund II		47			—			—
		$9,993			$8,399			$3,901
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments Principal LifeTime 2040 Fund July 31, 2012 (unaudited)

INVESTMENT COMPANIES - 99.99%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 99.99%
Bond & Mortgage Securities Fund (a)	8,538,723	$94,268
Bond Market Index Fund (a)	8,344,567	93,960
Core Plus Bond Fund I (a)	8,083,807	93,610
Diversified International Fund (a)	21,472,861	200,771
Diversified Real Asset Fund (a)	4,564,435	54,225
Global Multi-Strategy Fund (a),(b)	3,767,307	38,879
Global Real Estate Securities Fund (a)	20,643,916	165,151
High Yield Fund I (a)	5,964,227	65,785
International Emerging Markets Fund (a)	5,786,714	135,004
International Equity Index Fund(a)	10,128,588	93,386
International Fund I (a)	11,831,137	119,849
LargeCap Growth Fund (a)	18,493,498	160,154
LargeCap Growth Fund I (a)	38,258,561	373,404
LargeCap S&P 500 Index Fund(a)	23,891,353	232,702
LargeCap Value Fund (a)	18,601,671	191,225
LargeCap Value Fund I (a)	32,917,448	370,980
MidCap Growth Fund III (a),(b)	8,161,923	87,088
MidCap Value Fund I (a)	6,288,224	84,954
Overseas Fund (a)	21,701,868	199,440
Preferred Securities Fund (a)	5,465,348	55,637
SmallCap Growth Fund I (a),(b)	6,087,364	67,691
SmallCap Value Fund II (a)	6,718,565	64,834
		$3,042,997
TOTAL INVESTMENT COMPANIES		$3,042,997
Total Investments		$3,042,997
Other Assets in Excess of Liabilities, Net - 0.01%		$196
TOTAL NET ASSETS - 100.00%		$3,043,193

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		53 .65%
International Equity Funds		30 .03%
Fixed Income Funds		13 .25%
Specialty Funds		3.06%
Other Assets in Excess of Liabilities, Net		0.01%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2040 Fund
July 31, 2012 (unaudited)

	October 31,	October 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	July 31, 2012 July 31, 2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	6,940,236	$73,864	1,768,419	$19,147	169,932	$1,825	8,538,723	$91,186
Bond Market Index Fund	2,481,315	25,358	5,976,708	65,622	113,456	1,245	8,344,567	89,736
Core Plus Bond Fund I	6,544,132	69,484	1,704,422	19,109	164,747	1,826	8,083,807	86,768
Diversified International Fund	17,320,409	238,635	4,630,125	42,842	477,673	4,417	21,472,861	277,056
Diversified Real Asset Fund	3,924,329	40,978	740,344	8,596	100,238	1,155	4,564,435	48,418
Global Multi-Strategy Fund	2,217,000	22,170	1,588,068	16,269	37,761	387	3,767,307	38,052
Global Real Estate Securities Fund	6,680,240	50,522	14,141,665	104,684	177,989	1,355	20,643,916	153,851
High Yield Fund I	15,136,526	152,841	2,137,100	22,065	11,309,399	121,679	5,964,227	55,496
International Emerging Markets Fund	4,803,587	112,446	1,104,713	26,247	121,586	2,822	5,786,714	135,869
International Equity Index Fund	8,527,410	83,445	1,823,010	16,812	221,832	2,054	10,128,588	98,205
International Fund I	10,266,999	133,688	1,821,593	18,457	257,455	2,601	11,831,137	149,544
LargeCap Growth Fund	20,735,039	148,343	1,526,293	12,910	3,767,834	33,494	18,493,498	127,874
LargeCap Growth Fund I	34,554,020	264,718	4,535,157	42,591	830,616	7,930	38,258,561	299,387
LargeCap S&P 500 Index Fund	21,987,668	195,652	2,443,015	22,546	539,330	4,973	23,891,353	213,212
LargeCap Value Fund	17,290,228	165,439	1,701,674	16,612	390,231	3,803	18,601,671	178,253
LargeCap Value Fund I	30,484,194	320,300	3,141,149	33,930	707,895	7,621	32,917,448	346,610
MidCap Growth Fund III	6,112,278	53,105	2,207,836	24,783	158,191	1,718	8,161,923	76,169
MidCap Value Fund I	4,928,000	57,134	1,490,646	20,211	130,422	1,718	6,288,224	75,627
Overseas Fund	17,984,302	169,497	4,198,169	38,146	480,603	4,418	21,701,868	203,222
Preferred Securities Fund	7,156,235	71,806	831,649	8,090	2,522,536	25,463	5,465,348	54,312
Real Estate Securities Fund	5,137,278	82,520	23,116	425	5,160,394	97,546	—	—
SmallCap Growth Fund I	5,842,106	53,940	791,626	8,365	546,368	6,315	6,087,364	55,834
SmallCap Value Fund II	6,807,685	53,810	545,527	5,216	634,647	6,317	6,718,565	53,175

		$2,639,695		$593,675		$342,682		$2,907,856

				Realized Gain/Loss		Realized Gain from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund		$2,163			$—			$—
Bond Market Index Fund		681			1			—
Core Plus Bond Fund I		2,080			1			—
Diversified International Fund		2,608			(4)			—
Diversified Real Asset Fund		511			(1)			762
Global Multi-Strategy Fund		—			—			—
Global Real Estate Securities Fund		1,456			—			—
High Yield Fund I		13,075			2,269			1,725
International Emerging Markets Fund		1,557			(2)			—
International Equity Index Fund		2,094			2			33
International Fund I		1,792			—			—
LargeCap Growth Fund		527			115			—
LargeCap Growth Fund I		495			8			11,732
LargeCap S&P 500 Index Fund		3,873			(13)			—
LargeCap Value Fund		2,414			5			—
LargeCap Value Fund I		5,381			1			—
MidCap Growth Fund III		—			(1)			—
MidCap Value Fund I		428			—			—
Overseas Fund		7,959			(3)			3,953
Preferred Securities Fund		3,228			(121)			246
Real Estate Securities Fund		426			14,601			—
SmallCap Growth Fund I		—			(156)			3,442
SmallCap Value Fund II		293			466			—
		$53,041			$17,168			$21,893
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments Principal LifeTime 2045 Fund July 31, 2012 (unaudited)

INVESTMENT COMPANIES - 99.98%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 99.98%
Bond & Mortgage Securities Fund (a)	635,833	$7,020
Bond Market Index Fund (a)	571,817	6,439
Core Plus Bond Fund I (a)	583,741	6,760
Diversified International Fund (a)	2,300,283	21,508
Diversified Real Asset Fund (a)	379,789	4,512
Global Multi-Strategy Fund (a),(b)	378,372	3,905
Global Real Estate Securities Fund (a)	2,253,913	18,031
High Yield Fund I (a)	751,653	8,291
International Emerging Markets Fund (a)	593,083	13,837
International Equity Index Fund(a)	1,087,665	10,028
International Fund I (a)	1,203,166	12,188
LargeCap Growth Fund (a)	1,842,513	15,956
LargeCap Growth Fund I (a)	4,059,548	39,621
LargeCap S&P 500 Index Fund(a)	2,556,332	24,899
LargeCap Value Fund (a)	2,004,117	20,602
LargeCap Value Fund I (a)	3,440,711	38,777
MidCap Growth Fund III (a),(b)	881,757	9,408
MidCap Value Fund I (a)	713,510	9,639
Overseas Fund (a)	2,332,597	21,436
Preferred Securities Fund (a)	742,752	7,561
SmallCap Growth Fund I (a),(b)	596,275	6,630
SmallCap Value Fund II (a)	686,704	6,627
		$313,675
TOTAL INVESTMENT COMPANIES		$313,675
Total Investments		$313,675
Other Assets in Excess of Liabilities, Net - 0.02%		$76
TOTAL NET ASSETS - 100.00%		$313,751

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		54 .88%
International Equity Funds		30 .93%
Fixed Income Funds		11 .49%
Specialty Funds		2.68%
Other Assets in Excess of Liabilities, Net		0.02%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2045 Fund
July 31, 2012 (unaudited)

	October 31,	October 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	July 31, 2012 July 31, 2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	491,481	$4,744	148,913	$1,604	4,561	$49	635,833	$6,299
Bond Market Index Fund	142,885	1,495	432,291	4,718	3,359	37	571,817	6,176
Core Plus Bond Fund I	446,000	4,807	142,109	1,584	4,368	49	583,741	6,342
Diversified International Fund	1,528,648	13,445	790,470	7,358	18,835	175	2,300,283	20,628
Diversified Real Asset Fund	276,692	2,966	106,445	1,230	3,348	39	379,789	4,157
Global Multi-Strategy Fund	170,000	1,700	210,244	2,154	1,872	20	378,372	3,834
Global Real Estate Securities Fund	703,949	5,230	1,558,518	11,463	8,554	64	2,253,913	16,629
High Yield Fund I	1,110,546	11,059	300,415	3,152	659,308	7,076	751,653	7,112
International Emerging Markets Fund	430,061	8,658	167,823	3,964	4,801	113	593,083	12,509
International Equity Index Fund	708,408	7,310	388,097	3,600	8,840	82	1,087,665	10,828
International Fund I	956,254	9,734	302,585	3,080	55,673	600	1,203,166	12,215
LargeCap Growth Fund	1,863,805	12,495	442,864	3,751	464,156	4,129	1,842,513	12,271
LargeCap Growth Fund I	3,021,429	22,662	1,069,888	10,289	31,769	309	4,059,548	32,642
LargeCap S&P 500 Index Fund	1,936,023	14,732	640,743	5,965	20,434	191	2,556,332	20,506
LargeCap Value Fund	1,560,573	13,055	458,322	4,505	14,778	146	2,004,117	17,414
LargeCap Value Fund I	2,621,871	25,631	846,022	9,213	27,182	297	3,440,711	34,547
MidCap Growth Fund III	512,895	4,007	375,304	4,170	6,442	70	881,757	8,107
MidCap Value Fund I	405,791	4,087	313,030	4,207	5,311	71	713,510	8,223
Overseas Fund	1,670,830	16,679	680,616	6,275	18,849	175	2,332,597	22,779
Preferred Securities Fund	552,289	5,390	196,326	1,916	5,863	57	742,752	7,249
Real Estate Securities Fund	391,098	4,250	2,123	39	393,221	7,536	—	—
SmallCap Growth Fund I	520,046	4,084	165,918	1,809	89,689	1,051	596,275	4,870
SmallCap Value Fund II	533,742	4,414	158,281	1,514	5,319	50	686,704	5,878

		$202,634		$97,560		$22,386		$281,215

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund		$162			$—			$—
Bond Market Index Fund		41			—			—
Core Plus Bond Fund I		148			—			—
Diversified International Fund		244			—			—
Diversified Real Asset Fund		38			—			57
Global Multi-Strategy Fund		—			—			—
Global Real Estate Securities Fund		160			—			—
High Yield Fund I		1,002			(23)			132
International Emerging Markets Fund		147			—			—
International Equity Index Fund		184			—			3
International Fund I		175			1			—
LargeCap Growth Fund		49			154			—
LargeCap Growth Fund I		45			—			1,071
LargeCap S&P 500 Index Fund		358			—			—
LargeCap Value Fund		228			—			—
LargeCap Value Fund I		485			—			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		37			—			—
Overseas Fund		776			—			385
Preferred Securities Fund		295			—			20
Real Estate Securities Fund		39			3,247			—
SmallCap Growth Fund I		—			28			318
SmallCap Value Fund II		24			—			—
		$4,637			$3,407			$1,986
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments Principal LifeTime 2050 Fund July 31, 2012 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 100.00%
Bond & Mortgage Securities Fund (a)	1,742,150	$19,233
Bond Market Index Fund (a)	485,806	5,470
Core Plus Bond Fund I (a)	1,652,984	19,142
Diversified International Fund (a)	10,231,794	95,667
Diversified Real Asset Fund (a)	1,508,990	17,927
Global Multi-Strategy Fund (a),(b)	1,571,275	16,216
Global Real Estate Securities Fund (a)	9,508,087	76,065
High Yield Fund I (a)	2,767,434	30,525
International Emerging Markets Fund (a)	2,685,837	62,661
International Equity Index Fund(a)	4,997,620	46,078
International Fund I (a)	5,005,570	50,706
LargeCap Growth Fund (a)	8,702,144	75,361
LargeCap Growth Fund I (a)	17,420,218	170,021
LargeCap S&P 500 Index Fund(a)	10,910,817	106,271
LargeCap Value Fund (a)	8,408,877	86,443
LargeCap Value Fund I (a)	14,977,938	168,801
MidCap Growth Fund III (a),(b)	3,311,153	35,330
MidCap Value Fund I (a)	2,788,006	37,666
Overseas Fund (a)	10,468,757	96,208
Preferred Securities Fund (a)	3,151,968	32,087
SmallCap Growth Fund I (a),(b)	2,711,831	30,156
SmallCap Value Fund II (a)	3,115,180	30,061
		$1,308,095
TOTAL INVESTMENT COMPANIES		$1,308,095
Total Investments		$1,308,095
Other Assets in Excess of Liabilities, Net - 0.00%		$35
TOTAL NET ASSETS - 100.00%		$1,308,130

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		56 .58%
International Equity Funds		32 .68%
Fixed Income Funds		8.13%
Specialty Funds		2.61%
Other Assets in Excess of Liabilities, Net		0.00%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2050 Fund
July 31, 2012 (unaudited)

	October 31,	October 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	July 31, 2012 July 31, 2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	1,114,716	$11,902	660,110	$7,155	32,676	$351	1,742,150	$18,706
Bond Market Index Fund	347,944	3,589	148,273	1,632	10,411	114	485,806	5,107
Core Plus Bond Fund I	1,051,286	10,990	633,287	7,124	31,589	351	1,652,984	17,763
Diversified International Fund	7,960,135	107,023	2,516,141	23,427	244,482	2,240	10,231,794	128,210
Diversified Real Asset Fund	1,335,123	13,860	209,724	2,415	35,857	412	1,508,990	15,863
Global Multi-Strategy Fund	970,000	9,700	616,290	6,313	15,015	152	1,571,275	15,861
Global Real Estate Securities Fund	2,358,627	17,651	7,224,875	53,314	75,415	579	9,508,087	70,386
High Yield Fund I	5,106,958	52,299	806,270	8,351	3,145,794	33,936	2,767,434	27,626
International Emerging Markets Fund	2,308,135	55,248	439,988	10,451	62,286	1,429	2,685,837	64,269
International Equity Index Fund	4,255,953	42,628	855,361	7,916	113,694	1,044	4,997,620	49,500
International Fund I	4,771,524	59,741	725,112	7,369	491,066	5,240	5,005,570	61,841
LargeCap Growth Fund	9,138,834	63,680	856,154	7,282	1,292,844	11,624	8,702,144	59,437
LargeCap Growth Fund I	15,352,684	117,982	2,457,611	23,314	390,077	3,691	17,420,218	137,605
LargeCap S&P 500 Index Fund	9,510,124	84,652	1,650,275	15,399	249,582	2,286	10,910,817	97,761
LargeCap Value Fund	7,637,491	71,968	954,638	9,377	183,252	1,772	8,408,877	79,573
LargeCap Value Fund I	13,526,848	141,409	1,787,187	19,430	336,097	3,591	14,977,938	157,250
MidCap Growth Fund III	2,564,496	20,614	819,450	9,302	72,793	781	3,311,153	29,135
MidCap Value Fund I	2,151,278	24,255	696,503	9,489	59,775	781	2,788,006	32,963
Overseas Fund	8,736,505	82,407	1,976,767	18,012	244,515	2,241	10,468,757	98,176
Preferred Securities Fund	2,778,417	28,640	450,049	4,397	76,498	734	3,151,968	32,303
Real Estate Securities Fund	2,409,912	39,092	12,949	240	2,422,861	46,370	—	—
SmallCap Growth Fund I	2,449,015	22,715	404,604	4,325	141,788	1,613	2,711,831	25,428
SmallCap Value Fund II	2,965,775	23,452	313,660	3,010	164,255	1,615	3,115,180	24,866

		$1,105,497		$259,044		$122,947		$1,249,629

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund		$382			$—			$—
Bond Market Index Fund		96			—			—
Core Plus Bond Fund I		334			—			—
Diversified International Fund		1,200			—			—
Diversified Real Asset Fund		174			—			259
Global Multi-Strategy Fund		—			—			—
Global Real Estate Securities Fund		563			—			—
High Yield Fund I		4,401			912			581
International Emerging Markets Fund		749			(1)			—
International Equity Index Fund		1,045			—			16
International Fund I		833			(29)			—
LargeCap Growth Fund		232			99			—
LargeCap Growth Fund I		220			—			5,210
LargeCap S&P 500 Index Fund		1,675			(4)			—
LargeCap Value Fund		1,066			—			—
LargeCap Value Fund I		2,387			2			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		187			—			—
Overseas Fund		3,865			(2)			1,919
Preferred Securities Fund		1,328			—			96
Real Estate Securities Fund		240			7,038			—
SmallCap Growth Fund I		—			1			1,443
SmallCap Value Fund II		127			19			—
		$21,104			$8,035			$9,524
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments Principal LifeTime 2055 Fund July 31, 2012 (unaudited)

INVESTMENT COMPANIES - 99.74%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 99.74%
Bond & Mortgage Securities Fund (a)	67,897	$750
Bond Market Index Fund (a)	19,017	214
Core Plus Bond Fund I (a)	63,446	735
Diversified International Fund (a)	376,372	3,519
Diversified Real Asset Fund (a)	52,504	624
Global Multi-Strategy Fund (a),(b)	62,649	647
Global Real Estate Securities Fund (a)	379,766	3,038
High Yield Fund I (a)	133,193	1,469
International Emerging Markets Fund (a)	106,844	2,493
International Equity Index Fund(a)	205,253	1,892
International Fund I (a)	230,510	2,335
LargeCap Growth Fund (a)	323,989	2,806
LargeCap Growth Fund I (a)	701,475	6,846
LargeCap S&P 500 Index Fund(a)	444,728	4,332
LargeCap Value Fund (a)	337,177	3,466
LargeCap Value Fund I (a)	600,103	6,763
MidCap Growth Fund III (a),(b)	141,737	1,512
MidCap Value Fund I (a)	115,243	1,557
Overseas Fund (a)	429,424	3,946
Preferred Securities Fund (a)	120,286	1,225
SmallCap Growth Fund I (a),(b)	101,992	1,134
SmallCap Value Fund II (a)	114,001	1,100
		$52,403
TOTAL INVESTMENT COMPANIES		$52,403
Total Investments		$52,403
Other Assets in Excess of Liabilities, Net - 0.26%		$139
TOTAL NET ASSETS - 100.00%		$52,542

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		56 .18%
International Equity Funds		32 .77%
Fixed Income Funds		8.37%
Specialty Funds		2.42%
Other Assets in Excess of Liabilities, Net		0.26%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2055 Fund
July 31, 2012 (unaudited)

	October 31,	October 31,
Affiliated Securities	2011	2011		Purchases	Purchases	Sales		Sales	July 31, 2012 July 31, 2012
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	30,942	$281		41,884	$454	4,929		$55	67,897	$680
Bond Market Index Fund	7,001	72		13,442	148	1,426		16	19,017	204
Core Plus Bond Fund I	28,230	300		39,891	448	4,675		52	63,446	696
Diversified International Fund	243,915	2,263		170,364	1,590	37,907		351	376,372	3,502
Diversified Real Asset Fund	32,918	350		24,949	289	5,363		62	52,504	577
Global Multi-Strategy Fund	23,500	235		43,245	443	4,096		42	62,649	636
Global Real Estate Securities Fund	145,790	1,072		255,094	1,870	21,118		163	379,766	2,779
High Yield Fund I	128,953	1,271		58,621	618	54,381		586	133,193	1,304
International Emerging Markets Fund	72,816	1,591		43,876	1,040	9,848		229	106,844	2,402
International Equity Index Fund	140,638	1,426		82,541	771	17,926		166	205,253	2,031
International Fund I	177,556	1,863		85,615	875	32,661		341	230,510	2,397
LargeCap Growth Fund	283,271	1,948		126,805	1,076	86,087		742	323,989	2,286
LargeCap Growth Fund I	467,792	3,640		296,074	2,866	62,391		606	701,475	5,901
LargeCap S&P 500 Index Fund	303,628	2,373		180,139	1,680	39,039		366	444,728	3,687
LargeCap Value Fund	234,951	2,002		130,829	1,288	28,603		282	337,177	3,008
LargeCap Value Fund I	410,928	4,084		242,098	2,644	52,923		577	600,103	6,151
MidCap Growth Fund III	73,585	593		81,361	893	13,209		143	141,737	1,343
MidCap Value Fund I	58,539	605		67,496	898	10,792		143	115,243	1,360
Overseas Fund	279,001	2,887		188,380	1,748	37,957		351	429,424	4,284
Preferred Securities Fund	80,952	800		49,407	483	10,073		98	120,286	1,185
Real Estate Securities Fund	42,513	425		210	4	42,723		811	—	—
SmallCap Growth Fund I	75,591	607		43,757	482	17,356		198	101,992	892
SmallCap Value Fund II	78,563	653		45,710	438	10,272		97	114,001	994

		$31,341			$23,046			$6,477		$48,299

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Other Investment Companies
Bond & Mortgage Securities Fund			$13			$—	$			—
Bond Market Index Fund			2			—				—
Core Plus Bond Fund I			9			—				—
Diversified International Fund			40			—				—
Diversified Real Asset Fund			5			—				7
Global Multi-Strategy Fund			—			—				—
Global Real Estate Securities Fund			32			—				—
High Yield Fund I			117			1				15
International Emerging Markets Fund			25			—				—
International Equity Index Fund			37			—				1
International Fund I			33			—				—
LargeCap Growth Fund			8			4				—
LargeCap Growth Fund I			7			1				169
LargeCap S&P 500 Index Fund			57			—				—
LargeCap Value Fund			35			—				—
LargeCap Value Fund I			77			—				—
MidCap Growth Fund III			—			—				—
MidCap Value Fund I			5			—				—
Overseas Fund			132			—				66
Preferred Securities Fund			47			—				3
Real Estate Securities Fund			4			382				—
SmallCap Growth Fund I			—			1				47
SmallCap Value Fund II			4			—				—
			$689			$389	$			308
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Principal LifeTime Strategic Income Fund
July 31, 2012 (unaudited)

INVESTMENT COMPANIES - 99.90%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 99.90%
Bond & Mortgage Securities Fund (a)	10,009,782	$110,508
Bond Market Index Fund (a)	8,652,285	97,425
Core Plus Bond Fund I (a)	9,535,783	110,424
Diversified International Fund (a)	1,465,162	13,699
Diversified Real Asset Fund (a)	2,973,678	35,327
Equity Income Fund (a)	2,507,562	47,869
Global Diversified Income Fund (a)	3,602,250	49,495
Global Multi-Strategy Fund (a),(b)	1,172,662	12,102
High Yield Fund I (a)	2,369,404	26,135
Inflation Protection Fund (a)	6,354,262	58,269
International Emerging Markets Fund (a)	209,023	4,876
International Equity Index Fund(a)	336,232	3,100
International Fund I (a)	452,061	4,579
LargeCap Growth Fund I (a)	2,360,182	23,035
LargeCap S&P 500 Index Fund(a)	1,592,331	15,509
MidCap Blend Fund (a)	1,125,782	16,538
Overseas Fund (a)	1,502,258	13,806
Short-Term Income Fund (a)	8,487,165	103,204
SmallCap Growth Fund I (a),(b)	348,349	3,874
SmallCap Value Fund II (a)	400,900	3,869
		$753,643
TOTAL INVESTMENT COMPANIES		$753,643
Total Investments		$753,643
Other Assets in Excess of Liabilities, Net - 0.10%		$745
TOTAL NET ASSETS - 100.00%		$754,388

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type		Percent
Fixed Income Funds		67 .07%
Domestic Equity Funds		14 .67%
Specialty Funds		12 .84%
International Equity Funds		5.32%
Other Assets in Excess of Liabilities, Net		0.10%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Strategic Income Fund
July 31, 2012 (unaudited)

	October 31,	October 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	July 31, 2012 July 31, 2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	10,396,951	$112,252	1,521,914	$16,384	1,909,083	$20,555	10,009,782	$108,076
Bond Market Index Fund	2,977,137	30,435	6,412,831	70,350	737,683	8,115	8,652,285	92,679
Core Plus Bond Fund I	9,485,243	100,543	1,478,578	16,405	1,428,038	16,055	9,535,783	101,017
Diversified International Fund	798,335	11,855	780,621	7,436	113,794	1,061	1,465,162	18,230
Diversified Real Asset Fund	2,766,353	28,899	476,307	5,483	268,982	3,110	2,973,678	31,270
Equity Income Fund	—	—	2,636,699	49,993	129,137	2,414	2,507,562	47,582
Global Diversified Income Fund	3,306,253	35,076	566,756	7,475	270,759	3,600	3,602,250	38,952
Global Multi-Strategy Fund	2,130,000	21,300	82,411	842	1,039,749	10,656	1,172,662	11,730
High Yield Fund I	1,573,727	14,737	989,432	10,454	193,755	2,060	2,369,404	23,131
Inflation Protection Fund	12,335,264	110,868	1,020,675	9,004	7,001,677	62,275	6,354,262	54,999
International Emerging Markets Fund	117,961	2,748	110,860	2,726	19,798	466	209,023	5,008
International Equity Index Fund	310,029	2,975	63,097	582	36,894	343	336,232	3,214
International Fund I	423,953	6,450	70,856	716	42,748	436	452,061	6,730
LargeCap Growth Fund	1,350,234	9,066	50,243	399	1,400,477	12,177	—	—
LargeCap Growth Fund I	2,173,978	17,322	381,273	3,588	195,069	1,918	2,360,182	19,009
LargeCap S&P 500 Index Fund	1,044,621	10,585	679,570	6,534	131,860	1,243	1,592,331	15,883
LargeCap Value Fund	949,805	9,640	53,572	498	1,003,377	10,319	—	—
LargeCap Value Fund I	1,595,317	15,180	98,400	1,012	1,693,717	19,270	—	—
MidCap Blend Fund	—	—	1,183,113	17,436	57,331	844	1,125,782	16,598
MidCap Growth Fund III	389,031	3,031	11,759	122	400,790	4,353	—	—
MidCap Value Fund I	314,294	3,136	11,963	149	326,257	4,333	—	—
Overseas Fund	978,623	9,013	638,040	5,962	114,405	1,061	1,502,258	13,913
Preferred Securities Fund	1,113,857	12,373	83,252	792	1,197,109	11,987	—	—
Short-Term Income Fund	7,328,440	87,888	1,898,198	22,849	739,473	8,901	8,487,165	101,836
SmallCap Growth Fund I	517,876	4,124	72,412	763	241,939	2,811	348,349	2,780
SmallCap Value Fund II	532,453	4,118	50,576	481	182,129	1,811	400,900	3,104

		$663,614		$258,435		$212,174		$715,741

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund		$2,980			$(5)			$—
Bond Market Index Fund		818			9			—
Core Plus Bond Fund I		3,013			124			—
Diversified International Fund		120			—			—
Diversified Real Asset Fund		361			(2)			538
Equity Income Fund		489			3			—
Global Diversified Income Fund		2,018			1			140
Global Multi-Strategy Fund		—			244			—
High Yield Fund I		1,358			—			179
Inflation Protection Fund		273			(2,598)			—
International Emerging Markets Fund		39			—			—
International Equity Index Fund		76			—			1
International Fund I		74			—			—
LargeCap Growth Fund		34			2,712			—
LargeCap Growth Fund I		31			17			739
LargeCap S&P 500 Index Fund		185			7			—
LargeCap Value Fund		133			181			—
LargeCap Value Fund I		282			3,078			—
MidCap Blend Fund		—			6			—
MidCap Growth Fund III		—			1,200			—
MidCap Value Fund I		27			1,048			—
Overseas Fund		432			(1)			215
Preferred Securities Fund		254			(1,178)			39
Short-Term Income Fund		1,530			—			—
SmallCap Growth Fund I		—			704			304
SmallCap Value Fund II		23			316			—
		$14,550			$5,866			$2,155
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Real Estate Securities Fund
July 31, 2012 (unaudited)

COMMON STOCKS - 97.30%	Shares Held	Value(000	's)	REPURCHASE AGREEMENTS	Maturity
Commercial Services - 0.65%				(continued)	Amount (000's)	Value(000	's)
Corrections Corp of America	309,335	$9,614		Banks (continued)
				Investment in Joint Trading Account; Deutsche $	3,354	$3,354
				Bank Repurchase Agreement; 0.18% dated
Lodging - 1.56%				07/31/2012 maturing 08/01/2012
Starwood Hotels & Resorts Worldwide Inc	423,205	22,917		(collateralized by US Government
				Securities; $3,421,154; 0.00% - 8.95%;
Real Estate - 1.09%				dated 08/15/12 - 10/15/37)
CBRE Group Inc (a)	336,864	5,249		Investment in Joint Trading Account; JP	2,516	2,516
Jones Lang LaSalle Inc	162,786	10,856		Morgan Repurchase Agreement; 0.17%
		$16,105		dated 07/31/2012 maturing 08/01/2012
				(collateralized by US Government
REITS - 94.00%				Securities; $2,565,866; 0.00% - 10.35%;
American Assets Trust Inc	435,323	11,318		dated 08/15/12 - 05/15/42)
Apartment Investment & Management Co	1,148,541	31,504		Investment in Joint Trading Account; Merrill	3,119	3,119
AvalonBay Communities Inc	472,396	69,485		Lynch Repurchase Agreement; 0.16%
Boston Properties Inc	801,077	88,839		dated 07/31/2012 maturing 08/01/2012
Camden Property Trust	767,025	54,696		(collateralized by US Government
Campus Crest Communities Inc	469,589	5,147		Securities; $3,181,492; 0.00% - 5.63%;
Colonial Properties Trust	1,231,558	27,895		dated 05/02/13 - 11/23/35)
CubeSmart	1,064,716	12,766				$12,223
CYS Investments Inc	1,290,275	18,657		TOTAL REPURCHASE AGREEMENTS		$12,223
DDR Corp	2,387,213	35,904
Digital Realty Trust Inc	211,518	16,513		Total Investments		$1,474,005
Douglas Emmett Inc	807,183	18,977		Other Assets in Excess of Liabilities, Net - 0.06%		$928
DuPont Fabros Technology Inc	492,816	13,257		TOTAL NET ASSETS - 100.00%		$1,474,933
Entertainment Properties Trust	263,778	11,912
Equity Lifestyle Properties Inc	307,353	22,105		(a) Non-Income Producing Security
Equity One Inc	855,324	18,552
Equity Residential	1,586,001	100,410
Essex Property Trust Inc	184,392	29,016
Extra Space Storage Inc	881,728	28,868		Portfolio Summary (unaudited)
Federal Realty Investment Trust	290,111	31,523		Sector		Percent
First Industrial Realty Trust Inc (a)	1,427,741	18,189		Financial		97 .73%
General Growth Properties Inc	2,003,322	36,300		Consumer, Cyclical		1.56%
Glimcher Realty Trust	2,614,180	26,194		Consumer, Non-cyclical		0.65%
HCP Inc	902,708	42,617		Other Assets in Excess of Liabilities, Net		0.06%
Health Care REIT Inc	478,656	29,787		TOTAL NET ASSETS		100.00%
Hersha Hospitality Trust	1,566,766	7,614
Highwoods Properties Inc	206,223	6,985
Host Hotels & Resorts Inc	3,281,720	48,176
LaSalle Hotel Properties	896,155	23,533
Prologis Inc	1,109,858	35,882
PS Business Parks Inc	117,213	7,925
Public Storage	411,895	61,352
Ramco-Gershenson Properties Trust	1,777,048	22,639
Retail Properties of America Inc	1,009,247	10,062
Saul Centers Inc	191,010	7,954
Senior Housing Properties Trust	978,225	22,255
Simon Property Group Inc	1,322,532	212,253
SL Green Realty Corp	734,881	57,872
Strategic Hotels & Resorts Inc (a)	1,823,104	11,048
Ventas Inc	750,958	50,502
		$1,386,483
TOTAL COMMON STOCKS		$1,435,119
CONVERTIBLE PREFERRED STOCKS -
1.81%	Shares Held	Value(000	's)
REITS - 1.81%
Digital Realty Trust Inc	543,800	26,663
TOTAL CONVERTIBLE PREFERRED STOCKS		$26,663
	Maturity
REPURCHASE AGREEMENTS - 0.83%	Amount (000's)	Value(000	's)
Banks - 0.83%
Investment in Joint Trading Account; Credit	$3,234	$3,234
Suisse Repurchase Agreement; 0.15%
dated 07/31/2012 maturing 08/01/2012
(collateralized by US Government
Securities; $3,298,971; 3.88% - 9.00%;
dated 11/15/18 - 08/15/40)

See accompanying notes

Schedule of Investments SAM Balanced Portfolio July 31, 2012 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.00%
Bond & Mortgage Securities Fund (a)	4,469,089	$49,339
Diversified International Fund (a)	34,596,625	323,478
Equity Income Fund (a)	27,259,702	520,388
Global Diversified Income Fund (a)	4,100,237	56,337
Global Multi-Strategy Fund (a),(b)	8,773,972	90,547
Global Real Estate Securities Fund (a)	5,430,585	43,445
Government & High Quality Bond Fund (a)	35,977,831	409,787
High Yield Fund (a)	10,538,910	80,939
Income Fund (a)	55,113,264	545,621
Inflation Protection Fund (a)	2,039,706	18,704
International Emerging Markets Fund (a)	2,115,339	49,351
LargeCap Blend Fund II (a)	10,616,719	110,732
LargeCap Growth Fund (a)	29,704,617	257,242
LargeCap Growth Fund II (a)	12,671,518	106,821
LargeCap Value Fund (a)	14,412,817	148,164
LargeCap Value Fund III (a)	11,454,399	121,646
MidCap Blend Fund (a)	7,877,956	115,727
MidCap Growth Fund III (a),(b)	2,502,798	26,705
Preferred Securities Fund (a)	6,000,953	61,090
Principal Capital Appreciation Fund (a)	6,209,499	254,838
Short-Term Income Fund (a)	10,314,603	125,426
SmallCap Growth Fund I (a),(b)	10,450,616	116,211
SmallCap Value Fund II (a)	5,753,596	55,522
Small-MidCap Dividend Income Fund (a)	7,006,943	71,961
		$3,760,021
TOTAL INVESTMENT COMPANIES		$3,760,021
Total Investments		$3,760,021
Other Assets in Excess of Liabilities, Net - 0.00%		$99
TOTAL NET ASSETS - 100.00%		$3,760,120

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		50 .69%
Fixed Income Funds		34 .33%
International Equity Funds		11 .07%
Specialty Funds		3.91%
Other Assets in Excess of Liabilities, Net		0.00%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Balanced Portfolio
July 31, 2012 (unaudited)

	October 31,	October 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	July 31, 2012 July 31, 2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	—	$—	4,469,089	$49,110	—	$—	4,469,089	$49,110
Diversified International Fund	29,227,178	282,138	5,905,305	54,500	535,858	4,908	34,596,625	330,193
Equity Income Fund	33,170,886	518,833	681,083	12,623	6,592,267	124,340	27,259,702	418,071
Global Diversified Income Fund	4,902,191	65,067	225,377	2,954	1,027,331	13,589	4,100,237	54,296
Global Multi-Strategy Fund	2,185,071	21,851	6,588,901	66,835	—	—	8,773,972	88,686
Global Real Estate Securities Fund	2,849,025	20,909	2,597,650	19,421	16,090	127	5,430,585	40,202
Government & High Quality Bond	37,488,263	397,468	1,104,913	12,485	2,615,345	29,536	35,977,831	380,593
Fund
High Yield Fund	12,579,714	89,606	1,168,284	8,710	3,209,088	24,335	10,538,910	73,989
Income Fund	44,651,631	402,716	10,504,960	101,881	43,327	427	55,113,264	504,175
Inflation Protection Fund	2,297,944	18,562	807,944	7,306	1,066,182	9,315	2,039,706	17,221
International Emerging Markets Fund	3,017,800	67,387	75,985	1,704	978,446	22,413	2,115,339	43,748
LargeCap Blend Fund II	9,065,014	85,204	1,551,705	15,701	—	—	10,616,719	100,905
LargeCap Growth Fund	22,701,316	121,953	7,140,554	61,134	137,253	1,107	29,704,617	182,128
LargeCap Growth Fund II	11,129,182	68,010	1,743,256	13,344	200,920	1,667	12,671,518	79,600
LargeCap Value Fund	8,955,887	89,777	5,456,930	55,259	—	—	14,412,817	145,036
LargeCap Value Fund III	11,406,558	98,208	274,499	2,655	226,658	2,344	11,454,399	98,606
MidCap Blend Fund	6,388,850	55,846	1,489,106	21,133	—	—	7,877,956	76,979
MidCap Growth Fund III	2,159,516	22,010	1,378,116	14,612	1,034,834	11,091	2,502,798	25,875
Preferred Securities Fund	7,838,470	60,843	426,424	4,139	2,263,941	22,339	6,000,953	43,666
Principal Capital Appreciation Fund	6,109,647	197,730	220,127	8,468	120,275	4,717	6,209,499	201,499
Real Estate Securities Fund	843,514	8,931	38,886	702	882,400	16,918	—	—
Short-Term Income Fund	5,144,911	59,893	5,169,692	62,418	—	—	10,314,603	122,311
SmallCap Growth Fund I	7,924,527	80,956	2,552,879	27,738	26,790	297	10,450,616	108,383
SmallCap Value Fund II	4,192,224	41,604	1,864,068	18,180	302,696	2,814	5,753,596	56,677
Small-MidCap Dividend Income Fund	5,795,349	57,205	1,236,299	12,595	24,705	256	7,006,943	69,548

		$2,932,707		$655,607		$292,540		$3,311,497

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund		$56			$—			$—
Diversified International Fund		4,281			(1,537)			—
Equity Income Fund		12,623			10,955			—
Global Diversified Income Fund		2,698			(136)			203
Global Multi-Strategy Fund		—			—			—
Global Real Estate Securities Fund		476			(1)			—
Government & High Quality Bond Fund		12,088			176			—
High Yield Fund		5,738			8			2,806
Income Fund		16,981			5			—
Inflation Protection Fund		55			668			—
International Emerging Markets Fund		960			(2,930)			—
LargeCap Blend Fund II		1,108			—			—
LargeCap Growth Fund		569			148			—
LargeCap Growth Fund II		538			(87)			7,790
LargeCap Value Fund		1,249			—			—
LargeCap Value Fund III		2,058			87			—
MidCap Blend Fund		1,295			—			4,442
MidCap Growth Fund III		—			344			—
Preferred Securities Fund		3,261			1,023			265
Principal Capital Appreciation Fund		3,418			18			2,091
Real Estate Securities Fund		87			7,285			—
Short-Term Income Fund		1,296			—			—
SmallCap Growth Fund I		—			(14)			4,636
SmallCap Value Fund II		172			(293)			—
Small-MidCap Dividend Income Fund		1,833			4			—
		$72,840			$15,723			$22,233
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments SAM Conservative Balanced Portfolio July 31, 2012 (unaudited)

INVESTMENT COMPANIES - 99.78%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 99.78%
Bond & Mortgage Securities Fund (a)	4,791,104	$52,894
Diversified International Fund (a)	7,057,318	65,986
Equity Income Fund (a)	4,616,772	88,134
Global Diversified Income Fund (a)	1,947,726	26,762
Global Multi-Strategy Fund (a),(b)	1,617,234	16,690
Global Real Estate Securities Fund (a)	1,246,599	9,973
Government & High Quality Bond Fund (a)	16,622,349	189,328
High Yield Fund (a)	4,052,605	31,124
Income Fund (a)	27,732,082	274,548
Inflation Protection Fund (a)	2,053,950	18,835
International Emerging Markets Fund (a)	394,892	9,213
LargeCap Blend Fund II (a)	2,606,884	27,190
LargeCap Growth Fund (a)	5,904,265	51,131
LargeCap Growth Fund II (a)	3,209,533	27,056
LargeCap Value Fund (a)	4,057,011	41,706
LargeCap Value Fund III (a)	2,221,899	23,597
MidCap Blend Fund (a)	1,682,790	24,720
MidCap Growth Fund III (a),(b)	619,526	6,610
Preferred Securities Fund (a)	2,499,565	25,446
Principal Capital Appreciation Fund (a)	1,432,638	58,795
Short-Term Income Fund (a)	5,069,664	61,647
SmallCap Growth Fund I (a),(b)	2,211,435	24,591
SmallCap Value Fund II (a)	1,276,589	12,319
Small-MidCap Dividend Income Fund (a)	1,585,701	16,285
		$1,184,580
TOTAL INVESTMENT COMPANIES		$1,184,580
Total Investments		$1,184,580
Other Assets in Excess of Liabilities, Net - 0.22%		$2,617
TOTAL NET ASSETS - 100.00%		$1,187,197

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		55 .07%
Domestic Equity Funds		33 .87%
International Equity Funds		7.18%
Specialty Funds		3.66%
Other Assets in Excess of Liabilities, Net		0.22%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Balanced Portfolio
July 31, 2012 (unaudited)

	October 31,	October 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	July 31, 2012 July 31, 2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	—	$—	4,791,104	$52,635	—	$—	4,791,104	$52,635
Diversified International Fund	5,429,356	50,860	1,688,771	15,617	60,809	556	7,057,318	65,726
Equity Income Fund	5,193,810	80,881	184,562	3,434	761,600	14,485	4,616,772	70,550
Global Diversified Income Fund	2,035,259	27,149	105,449	1,388	192,982	2,553	1,947,726	25,928
Global Multi-Strategy Fund	548,198	5,482	1,069,036	10,817	—	—	1,617,234	16,299
Global Real Estate Securities Fund	585,133	4,248	661,999	5,054	533	4	1,246,599	9,298
Government & High Quality Bond	16,356,499	175,323	649,599	7,344	383,749	4,332	16,622,349	178,344
Fund
High Yield Fund	4,577,749	32,870	457,919	3,419	983,063	7,421	4,052,605	28,647
Income Fund	19,735,511	181,002	8,007,669	77,388	11,098	109	27,732,082	258,281
Inflation Protection Fund	1,426,174	11,569	750,277	6,782	122,501	1,072	2,053,950	17,340
International Emerging Markets Fund	481,842	8,882	9,832	218	96,782	2,219	394,892	6,624
LargeCap Blend Fund II	2,641,135	24,870	34,404	320	68,655	688	2,606,884	24,490
LargeCap Growth Fund	4,322,098	23,823	1,623,626	13,943	41,459	335	5,904,265	37,482
LargeCap Growth Fund II	2,087,544	14,174	1,200,580	9,553	78,591	661	3,209,533	23,026
LargeCap Value Fund	2,522,448	25,050	1,535,255	15,368	692	8	4,057,011	40,410
LargeCap Value Fund III	2,385,873	20,968	139,455	1,421	303,429	3,072	2,221,899	19,335
MidCap Blend Fund	1,092,414	11,328	593,678	8,449	3,302	47	1,682,790	19,729
MidCap Growth Fund III	625,207	6,236	358,294	3,831	363,975	3,911	619,526	6,402
Preferred Securities Fund	3,347,387	28,008	402,643	3,881	1,250,465	12,344	2,499,565	19,975
Principal Capital Appreciation Fund	1,370,993	45,353	85,383	3,373	23,738	937	1,432,638	47,801
Real Estate Securities Fund	154,377	1,365	844	16	155,221	2,977	—	—
Short-Term Income Fund	3,966,658	46,403	1,178,724	14,236	75,718	902	5,069,664	59,724
SmallCap Growth Fund I	945,751	9,707	1,266,067	13,949	383	4	2,211,435	23,651
SmallCap Value Fund II	720,453	7,199	559,516	5,427	3,380	33	1,276,589	12,591
Small-MidCap Dividend Income Fund	1,180,355	11,647	407,011	4,124	1,665	18	1,585,701	15,754

		$854,397		$281,987		$58,688		$1,080,042

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund		$62			$—			$—
Diversified International Fund		799			(195)			—
Equity Income Fund		2,028			720			—
Global Diversified Income Fund		1,169			(56)			85
Global Multi-Strategy Fund		—			—			—
Global Real Estate Securities Fund		96			—			—
Government & High Quality Bond Fund		5,471			9			—
High Yield Fund		2,127			(221)			1,026
Income Fund		8,085			—			—
Inflation Protection Fund		50			61			—
International Emerging Markets Fund		154			(257)			—
LargeCap Blend Fund II		320			(12)			—
LargeCap Growth Fund		108			51			—
LargeCap Growth Fund II		123			(40)			1,763
LargeCap Value Fund		367			—			—
LargeCap Value Fund III		429			18			—
MidCap Blend Fund		243			(1)			831
MidCap Growth Fund III		—			246			—
Preferred Securities Fund		1,436			430			117
Principal Capital Appreciation Fund		770			12			470
Real Estate Securities Fund		16			1,596			—
Short-Term Income Fund		822			(13)			—
SmallCap Growth Fund I		—			(1)			594
SmallCap Value Fund II		31			(2)			—
Small-MidCap Dividend Income Fund		390			1			—
		$25,096			$2,346			$4,886
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments SAM Conservative Growth Portfolio July 31, 2012 (unaudited)

INVESTMENT COMPANIES - 100.10%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 100.10%
Diversified International Fund (a)	30,888,780	$288,810
Diversified Real Asset Fund (a)	3,771,631	44,807
Equity Income Fund (a)	22,368,667	427,018
Global Multi-Strategy Fund (a),(b)	6,610,372	68,219
Global Real Estate Securities Fund (a)	4,565,264	36,522
Government & High Quality Bond Fund (a)	9,745,231	110,998
High Yield Fund (a)	2,955,729	22,700
Income Fund (a)	17,922,930	177,437
International Emerging Markets Fund (a)	1,815,313	42,351
LargeCap Blend Fund II (a)	9,551,342	99,621
LargeCap Growth Fund (a)	27,541,163	238,507
LargeCap Growth Fund II (a)	12,172,649	102,615
LargeCap Value Fund (a)	13,170,071	135,388
LargeCap Value Fund III (a)	9,468,840	100,559
MidCap Blend Fund (a)	7,121,438	104,614
MidCap Growth Fund III (a),(b)	2,256,669	24,079
Preferred Securities Fund (a)	1,785,112	18,172
Principal Capital Appreciation Fund (a)	5,464,091	224,246
Short-Term Income Fund (a)	3,073,348	37,372
SmallCap Growth Fund I (a),(b)	9,407,808	104,615
SmallCap Value Fund II (a)	5,018,028	48,424
Small-MidCap Dividend Income Fund (a)	6,516,404	66,924
		$2,523,998
TOTAL INVESTMENT COMPANIES		$2,523,998
Total Investments		$2,523,998
Liabilities in Excess of Other Assets, Net - (0.10)%		$(2,548)
TOTAL NET ASSETS - 100.00%		$2,521,450

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		66 .49%
International Equity Funds		14 .58%
Fixed Income Funds		14 .54%
Specialty Funds		4.49%
Liabilities in Excess of Other Assets, Net		(0.10)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Growth Portfolio
July 31, 2012 (unaudited)

	October 31,	October 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	July 31, 2012 July 31, 2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Fund	26,569,216	$267,706	5,060,137	$46,595	740,573	$6,825	30,888,780	$305,191
Diversified Real Asset Fund	3,883,434	43,175	163,385	1,829	275,188	3,185	3,771,631	41,887
Equity Income Fund	27,829,097	435,596	565,828	10,485	6,026,258	113,353	22,368,667	342,415
Global Multi-Strategy Fund	1,775,733	17,757	4,834,639	49,130	—	—	6,610,372	66,887
Global Real Estate Securities Fund	3,877,496	28,629	706,849	5,341	19,081	150	4,565,264	33,818
Government & High Quality Bond	10,644,953	111,663	362,813	4,100	1,262,535	14,250	9,745,231	102,073
Fund
High Yield Fund	5,750,858	40,426	519,646	3,876	3,314,775	25,113	2,955,729	19,666
Income Fund	12,597,936	112,393	5,424,219	52,819	99,225	956	17,922,930	164,250
Inflation Protection Fund	30,767	251	—	—	30,767	269	—	—
International Emerging Markets Fund	2,448,404	60,327	48,480	1,076	681,571	15,736	1,815,313	43,721
LargeCap Blend Fund II	7,912,673	74,089	1,638,669	16,700	—	—	9,551,342	90,789
LargeCap Growth Fund	16,888,709	92,955	10,792,578	92,694	140,124	1,195	27,541,163	184,390
LargeCap Growth Fund II	10,179,132	66,374	2,200,593	17,319	207,076	1,757	12,172,649	81,881
LargeCap Value Fund	11,032,715	111,259	2,137,356	21,499	—	—	13,170,071	132,758
LargeCap Value Fund III	12,979,076	118,430	246,731	2,374	3,756,967	38,094	9,468,840	83,949
MidCap Blend Fund	5,659,309	47,663	1,477,527	21,121	15,398	226	7,121,438	68,555
MidCap Growth Fund III	2,083,603	20,693	1,561,453	16,559	1,388,387	14,885	2,256,669	23,377
Preferred Securities Fund	1,698,843	12,384	124,840	1,219	38,571	382	1,785,112	13,219
Principal Capital Appreciation Fund	5,534,721	177,916	142,167	5,331	212,797	8,422	5,464,091	174,920
Real Estate Securities Fund	8,469	139	26,027	475	34,496	661	—	—
Short-Term Income Fund	1,109,426	12,828	2,012,446	24,319	48,524	588	3,073,348	36,561
SmallCap Growth Fund I	8,256,115	84,798	1,566,898	16,770	415,205	4,531	9,407,808	97,040
SmallCap Value Fund II	4,276,174	42,192	1,267,433	12,325	525,579	4,866	5,018,028	49,158
Small-MidCap Dividend Income Fund	5,747,268	56,940	787,621	7,985	18,485	188	6,516,404	64,730

		$2,036,583		$431,941		$255,632		$2,221,235

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Other Investment Companies
Diversified International Fund		$3,871			$(2,285)			$—
Diversified Real Asset Fund		483			68			721
Equity Income Fund		10,485			9,687			—
Global Multi-Strategy Fund		—			—			—
Global Real Estate Securities Fund		577			(2)			—
Government & High Quality Bond Fund		3,319			560			—
High Yield Fund		2,349			477			1,238
Income Fund		4,947			(6)			—
Inflation Protection Fund		—			18			—
International Emerging Markets Fund		782			(1,946)			—
LargeCap Blend Fund II		961			—			—
LargeCap Growth Fund		424			(64)			—
LargeCap Growth Fund II		487			(55)			7,064
LargeCap Value Fund		1,522			—			—
LargeCap Value Fund III		2,275			1,239			—
MidCap Blend Fund		1,141			(3)			3,917
MidCap Growth Fund III		—			1,010			—
Preferred Securities Fund		781			(2)			58
Principal Capital Appreciation Fund		3,078			95			1,879
Real Estate Securities Fund		3			47			—
Short-Term Income Fund		338			2			—
SmallCap Growth Fund I		—			3			4,711
SmallCap Value Fund II		170			(493)			—
Small-MidCap Dividend Income Fund		1,793			(7)			—
		$39,786			$8,343			$19,588
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments SAM Flexible Income Portfolio July 31, 2012 (unaudited)

INVESTMENT COMPANIES - 99.72%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 99.72%
Bond & Mortgage Securities Fund (a)	4,866,251	$53,723
Diversified International Fund (a)	3,784,245	35,383
Equity Income Fund (a)	4,739,756	90,482
Global Diversified Income Fund (a)	4,749,797	65,262
Global Real Estate Securities Fund (a)	2,300,721	18,406
Government & High Quality Bond Fund (a)	23,274,887	265,101
High Yield Fund (a)	6,276,725	48,205
Income Fund (a)	43,157,347	427,258
International Emerging Markets Fund (a)	234,348	5,467
LargeCap Blend Fund II (a)	2,279,292	23,773
LargeCap Growth Fund (a)	5,991,052	51,883
LargeCap Growth Fund II (a)	2,844,533	23,979
LargeCap Value Fund (a)	2,790,680	28,688
LargeCap Value Fund III (a)	2,035,477	21,617
Preferred Securities Fund (a)	7,034,962	71,616
Principal Capital Appreciation Fund (a)	673,227	27,629
Short-Term Income Fund (a)	8,781,137	106,779
SmallCap Growth Fund I (a),(b)	1,061,528	11,804
Small-MidCap Dividend Income Fund (a)	3,691,494	37,912
		$1,414,967
TOTAL INVESTMENT COMPANIES		$1,414,967
Total Investments		$1,414,967
Other Assets in Excess of Liabilities, Net - 0.28%		$4,019
TOTAL NET ASSETS - 100.00%		$1,418,986

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		68 .55%
Domestic Equity Funds		22 .40%
Specialty Funds		4.60%
International Equity Funds		4.17%
Other Assets in Excess of Liabilities, Net		0.28%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Flexible Income Portfolio
July 31, 2012 (unaudited)

	October 31,	October 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	July 31, 2012 July 31, 2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	—	$—	4,866,251	$53,466	—	$—	4,866,251	$53,466
Diversified International Fund	3,071,775	28,734	712,470	6,635	—	—	3,784,245	35,369
Equity Income Fund	4,845,815	73,506	190,084	3,536	296,143	5,582	4,739,756	71,911
Global Diversified Income Fund	4,851,856	64,740	230,344	3,020	332,403	4,389	4,749,797	63,264
Global Real Estate Securities Fund	1,964,953	14,425	348,686	2,687	12,918	90	2,300,721	17,010
Government & High Quality Bond	23,668,688	254,283	826,249	9,349	1,220,050	13,803	23,274,887	250,575
Fund
High Yield Fund	6,148,392	42,257	652,355	4,878	524,022	3,959	6,276,725	43,176
Income Fund	29,103,290	265,333	14,054,679	135,989	622	7	43,157,347	401,315
International Emerging Markets Fund	346,135	7,691	168,232	3,874	280,019	6,403	234,348	3,981
LargeCap Blend Fund II	2,035,267	19,228	369,659	3,447	125,634	1,267	2,279,292	21,410
LargeCap Growth Fund	1,641,546	8,948	4,349,506	36,906	—	—	5,991,052	45,854
LargeCap Growth Fund II	2,416,684	16,376	586,417	4,572	158,568	1,317	2,844,533	19,586
LargeCap Value Fund	2,235,847	22,004	554,833	5,638	—	—	2,790,680	27,642
LargeCap Value Fund III	2,129,703	17,096	39,589	380	133,815	1,338	2,035,477	16,177
MidCap Blend Fund	1,114,712	9,887	76,104	995	1,190,816	17,484	—	—
Preferred Securities Fund	6,360,048	51,434	877,815	8,487	202,901	2,003	7,034,962	57,906
Principal Capital Appreciation Fund	534,895	17,234	138,332	5,595	—	—	673,227	22,829
Real Estate Securities Fund	559,098	6,840	3,054	57	562,152	10,782	—	—
Short-Term Income Fund	7,609,360	89,085	1,217,318	14,665	45,541	544	8,781,137	103,213
SmallCap Growth Fund I	504,011	5,351	557,517	5,963	—	—	1,061,528	11,314
Small-MidCap Dividend Income Fund	3,033,707	29,911	659,649	6,682	1,862	20	3,691,494	36,574

		$1,044,363		$316,821		$68,988		$1,302,572

				Realized Gain/Loss		Realized Gain from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund		$62			$—			$—
Diversified International Fund		454			—			—
Equity Income Fund		1,941			451			—
Global Diversified Income Fund		2,809			(107)			202
Global Real Estate Securities Fund		289			(12)			—
Government & High Quality Bond Fund		7,787			746			—
High Yield Fund		2,925			—			1,377
Income Fund		12,168			—			—
International Emerging Markets Fund		140			(1,181)			—
LargeCap Blend Fund II		283			2			—
LargeCap Growth Fund		56			—			—
LargeCap Growth Fund II		128			(45)			1,855
LargeCap Value Fund		308			—			—
LargeCap Value Fund III		380			39			—
MidCap Blend Fund		225			6,602			771
Preferred Securities Fund		3,068			(12)			221
Principal Capital Appreciation Fund		302			—			184
Real Estate Securities Fund		57			3,885			—
Short-Term Income Fund		1,566			7			—
SmallCap Growth Fund I		—			—			449
Small-MidCap Dividend Income Fund		961			1			—
		$35,909			$10,376			$5,059
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments SAM Strategic Growth Portfolio July 31, 2012 (unaudited)

INVESTMENT COMPANIES - 100.13%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 100.13%
Diversified International Fund (a)	21,050,247	$196,820
Equity Income Fund (a)	13,675,012	261,056
Global Real Estate Securities Fund (a)	5,557,591	44,461
Government & High Quality Bond Fund (a)	2,632,271	29,981
International Emerging Markets Fund (a)	2,273,096	53,031
LargeCap Blend Fund II (a)	7,549,418	78,740
LargeCap Growth Fund (a)	23,716,373	205,384
LargeCap Growth Fund II (a)	7,905,543	66,644
LargeCap Value Fund (a)	8,898,989	91,482
LargeCap Value Fund III (a)	6,106,667	64,853
MidCap Blend Fund (a)	5,043,175	74,084
MidCap Growth Fund III (a),(b)	3,669,337	39,152
Principal Capital Appreciation Fund (a)	4,254,142	174,590
SmallCap Growth Fund I (a),(b)	7,766,334	86,362
SmallCap Value Fund II (a)	3,978,298	38,390
Small-MidCap Dividend Income Fund (a)	4,501,309	46,228
		$1,551,258
TOTAL INVESTMENT COMPANIES		$1,551,258
Total Investments		$1,551,258
Liabilities in Excess of Other Assets, Net - (0.13)%		$(1,972)
TOTAL NET ASSETS - 100.00%		$1,549,286

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		79 .20%
International Equity Funds		18 .99%
Fixed Income Funds		1.94%
Liabilities in Excess of Other Assets, Net		(0.13)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Strategic Growth Portfolio
July 31, 2012 (unaudited)

	October 31,	October 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	July 31, 2012 July 31, 2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Fund	19,130,672	$193,027	2,793,246	$25,727	873,671	$8,039	21,050,247	$207,869
Equity Income Fund	17,832,861	283,407	355,844	6,593	4,513,693	83,452	13,675,012	210,154
Global Real Estate Securities Fund	4,051,569	29,085	1,510,438	11,230	4,416	35	5,557,591	40,280
Government & High Quality Bond	711,182	7,980	1,987,811	22,537	66,722	759	2,632,271	29,761
Fund
International Emerging Markets Fund	2,406,698	55,564	50,682	1,139	184,284	4,176	2,273,096	51,917
LargeCap Blend Fund II	8,117,457	74,697	104,912	975	672,951	6,765	7,549,418	69,256
LargeCap Growth Fund	13,697,471	79,249	10,018,902	86,106	—	—	23,716,373	165,355
LargeCap Growth Fund II	7,441,699	48,428	793,370	5,889	329,526	2,761	7,905,543	51,675
LargeCap Value Fund	5,994,361	60,444	2,904,628	29,189	—	—	8,898,989	89,633
LargeCap Value Fund III	7,463,816	62,698	180,303	1,755	1,537,452	15,652	6,106,667	49,344
MidCap Blend Fund	4,353,257	38,021	705,716	9,907	15,798	236	5,043,175	47,699
MidCap Growth Fund III	4,660,744	47,149	—	—	991,407	10,513	3,669,337	36,761
Principal Capital Appreciation Fund	4,518,699	149,799	107,923	4,020	372,480	14,819	4,254,142	139,341
Real Estate Securities Fund	317,875	3,258	18,016	332	335,891	6,438	—	—
SmallCap Growth Fund I	6,898,290	71,070	868,044	9,119	—	—	7,766,334	80,189
SmallCap Value Fund II	4,432,466	42,418	220,093	2,131	674,261	6,252	3,978,298	37,683
Small-MidCap Dividend Income Fund	4,128,828	40,835	372,481	3,779	—	—	4,501,309	44,614

		$1,287,129		$220,428		$159,897		$1,351,531

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Other Investment Companies
Diversified International Fund		$2,768			$(2,846)			$—
Equity Income Fund		6,592			3,606			—
Global Real Estate Securities Fund		627			—			—
Government & High Quality Bond Fund		439			3			—
International Emerging Markets Fund		769			(610)			—
LargeCap Blend Fund II		975			349			—
LargeCap Growth Fund		344			—			—
LargeCap Growth Fund II		355			119			5,159
LargeCap Value Fund		827			—			—
LargeCap Value Fund III		1,345			543			—
MidCap Blend Fund		878			7			3,012
MidCap Growth Fund III		—			125			—
Principal Capital Appreciation Fund		2,496			341			1,524
Real Estate Securities Fund		33			2,848			—
SmallCap Growth Fund I		—			—			4,023
SmallCap Value Fund II		175			(614)			—
Small-MidCap Dividend Income Fund		1,289			—			—
		$19,912			$3,871			$13,718
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Short-Term Income Fund
July 31, 2012 (unaudited)

	Principal				Principal
BONDS- 97.03%	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Aerospace & Defense - 0.80%				Banks (continued)
Raytheon Co				PNC Bank NA
1.40%, 12/15/2014	$4,500	$4,579		4.88%, 9/21/2017	$5,000		$5,592
United Technologies Corp				Santander US Debt SAU
1.20%, 6/1/2015	4,250	4,318		2.49%, 1/18/2013(b)	4,750		4,671
1.80%, 6/1/2017	2,500	2,597		Wachovia Bank NA
		$11,494		0.85%, 11/3/2014(a)	3,500		3,448
				4.80%, 11/1/2014	5,000		5,361
Apparel - 0.38%				Wachovia Corp
VF Corp				0.74%, 6/15/2017(a)	9,500		9,110
1.22%, 8/23/2013(a)	5,500	5,528
				Wells Fargo & Co
				0.65%, 10/28/2015(a)	7,250		7,098
Automobile Floor Plan Asset Backed Securities - 0.02%				Wells Fargo Bank NA
Nissan Master Owner Trust Receivables				5.75%, 5/16/2016	11,500		13,111
1.40%, 1/15/2015(a),(b)	230	231		Westpac Banking Corp
				2.25%, 11/19/2012	6,950		6,989
				3.00%, 8/4/2015	4,000		4,202
Automobile Manufacturers - 2.52%							$279,669
Daimler Finance North America LLC
1.30%, 7/31/2015(b),(c)	3,000	3,004		Beverages - 1.31%
1.88%, 9/15/2014(b)	10,500	10,654		Anheuser-Busch InBev Worldwide Inc
Toyota Motor Credit Corp				0.80%, 7/15/2015	4,250		4,266
0.88%, 7/17/2015	6,250	6,278		PepsiCo Inc
1.75%, 5/22/2017	8,500	8,759		0.75%, 3/5/2015	9,000		9,042
2.05%, 1/12/2017	4,000	4,147		SABMiller Holdings Inc
3.20%, 6/17/2015	3,250	3,477		1.85%, 1/15/2015(b)	5,500		5,629
		$36,319					$18,937
Banks- 19.39%				Biotechnology - 1.58%
American Express Bank FSB				Amgen Inc
5.50%, 4/16/2013	4,150	4,293		1.88%, 11/15/2014	4,500		4,602
Australia & New Zealand Banking Group Ltd				2.13%, 5/15/2017	4,250		4,375
3.70%, 1/13/2015(b)	5,750	6,061		2.30%, 6/15/2016	9,000		9,381
Bank of America Corp				Gilead Sciences Inc
4.50%, 4/1/2015	5,250	5,516		2.40%, 12/1/2014	4,250		4,402
4.88%, 1/15/2013	5,000	5,080					$22,760
6.50%, 8/1/2016	9,250	10,443
Bank of America NA				Chemicals - 1.69%
0.75%, 6/15/2016(a)	4,750	4,297		Airgas Inc
Bank of New York Mellon Corp/The				3.25%, 10/1/2015	12,000		12,627
2.95%, 6/18/2015	13,060	13,860		Dow Chemical Co/The
Barclays Bank PLC				7.60%, 5/15/2014	10,500		11,680
2.50%, 1/23/2013	2,100	2,114					$24,307
5.20%, 7/10/2014	7,500	7,933		Commercial Services - 1.01%
Citigroup Inc				ERAC USA Finance LLC
4.75%, 5/19/2015	4,500	4,766		2.25%, 1/10/2014(b)	4,750		4,799
5.50%, 8/27/2012	3,050	3,059		2.75%, 7/1/2013(b)	5,500		5,576
6.00%, 12/13/2013	10,000	10,527		5.60%, 5/1/2015(b)	3,750		4,126
6.50%, 8/19/2013	11,500	12,085					$14,501
Commonwealth Bank of Australia
3.75%, 10/15/2014(b)	12,500	13,148		Computers - 1.48%
Goldman Sachs Group Inc/The				Hewlett-Packard Co
3.30%, 5/3/2015	9,250	9,411		1.25%, 9/13/2013	3,500		3,508
3.70%, 8/1/2015	5,500	5,640		International Business Machines Corp
5.25%, 10/15/2013	9,500	9,914		0.75%, 5/11/2015	12,500		12,576
6.00%, 5/1/2014	6,000	6,404		2.10%, 5/6/2013	5,250		5,319
HSBC Bank PLC							$21,403
3.50%, 6/28/2015(b)	13,500	14,276
ING Bank NV				Diversified Financial Services - 7.67%
2.38%, 6/9/2014(b)	6,250	6,271		American Express Credit Corp
4.00%, 3/15/2016(b)	11,000	11,410		5.88%, 5/2/2013	7,000		7,272
				American Honda Finance Corp
JP Morgan Chase & Co				1.63%, 9/20/2013(b)	4,500		4,552
4.75%, 3/1/2015	5,000	5,385		Caterpillar Financial Services Corp
5.38%, 10/1/2012	5,250	5,292		2.05%, 8/1/2016	4,500		4,676
JP Morgan Chase Bank NA				FMR LLC
6.00%, 10/1/2017	11,500	13,384		4.75%, 3/1/2013(b)	14,500		14,804
Morgan Stanley				Ford Motor Credit Co LLC
2.05%, 1/24/2014(a)	8,000	7,881
				3.98%, 6/15/2016(b)	15,550		16,049
6.00%, 5/13/2014	11,500	12,101		General Electric Capital Corp
6.00%, 4/28/2015	9,000	9,536		0.66%, 1/8/2016(a)	15,500		15,000
				1.31%, 1/7/2014(a)	4,000		4,022

See accompanying notes

Schedule of Investments
Short-Term Income Fund
July 31, 2012 (unaudited)

		Principal				Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Diversified Financial Services (continued)					Home Equity Asset Backed Securities (continued)
General Electric Capital Corp	(continued)				Bayview Financial Acquisition Trust
2.80%, 1/8/2013		$5,250	$5,306		0.48%, 11/28/2036(a)	$104		$102
2.95%, 5/9/2016		4,500	4,732		0.88%, 5/28/2044(a)	4,124		4,019
Jefferies Group Inc					5.66%, 12/28/2036(a)	957		980
3.88%, 11/9/2015		6,500	6,467		6.04%, 11/28/2036	1,133		1,127
John Deere Capital Corp					Bear Stearns Asset Backed Securities Trust
0.88%, 4/17/2015		4,500	4,526		0.58%, 12/25/2035(a)	8,400		7,970
MassMutual Global Funding II					Home Equity Asset Trust
2.30%, 9/28/2015(b)		15,500	15,982		0.72%, 10/25/2035(a)	4,725		3,663
2.88%, 4/21/2014(b)		7,000	7,214		0.73%, 7/25/2035(a)	2,958		2,852
			$110,602		JP Morgan Mortgage Acquisition Corp
					0.70%, 6/25/2035(a)	1,800		1,664
Electric - 1.71%					0.74%, 7/25/2035(a)	5,162		4,875
LG&E and KU Energy LLC					Mastr Asset Backed Securities Trust
2.13%, 11/15/2015		10,000	10,011		0.50%, 10/25/2035(a)	1,906		1,824
Nisource Finance Corp					Morgan Stanley ABS Capital I
6.15%, 3/1/2013		4,250	4,385		1.00%, 1/25/2035(a)	1,495		1,484
PPL Energy Supply LLC					New Century Home Equity Loan Trust
5.70%, 10/15/2035		6,300	6,847		0.73%, 7/25/2035(a)	20,000		18,899
6.20%, 5/15/2016		3,000	3,364		4.76%, 11/25/2033	23		23
			$24,607		RAMP Trust
Finance - Mortgage Loan/Banker - 6.87%					0.72%, 7/25/2035(a)	1,500		1,415
Fannie Mae					RASC Trust
0.50%, 8/9/2013		7,000	7,019		4.47%, 3/25/2032	784		795
0.50%, 7/2/2015		10,000	10,029		4.59%, 8/25/2031	80		79
0.75%, 12/18/2013		7,000	7,050		Soundview Home Equity Loan Trust
1.25%, 2/27/2014		10,000	10,170		0.67%, 11/25/2035(a)	3,750		3,200
1.50%, 6/26/2013		10,000	10,116		Terwin Mortgage Trust
2.38%, 7/28/2015		16,000	16,935		0.63%, 1/25/2035(a),(b)	1,298		1,246
Freddie Mac					Wells Fargo Home Equity Trust
0.38%, 10/30/2013		10,000	10,031		0.66%, 11/25/2035(a)	4,000		3,682
0.50%, 4/17/2015		10,000	10,039		0.67%, 5/25/2034(a)	1,153		1,004
0.63%, 12/29/2014		10,000	10,068		5.00%, 5/25/2034	11,500		11,405
1.00%, 8/27/2014		7,500	7,615					$98,742
			$99,072		Insurance - 8.19%
Food- 2.23%					Aspen Insurance Holdings Ltd
Cargill Inc					6.00%, 8/15/2014	4,750		5,054
1.90%, 3/1/2017(b)		4,500	4,600		Berkshire Hathaway Finance Corp
6.00%, 11/27/2017(b)		6,000	7,239		1.50%, 1/10/2014	4,500		4,573
Ingredion Inc					1.60%, 5/15/2017	4,500		4,595
3.20%, 11/1/2015		6,750	7,070		Berkshire Hathaway Inc
Kraft Foods Group Inc					1.90%, 1/31/2017	2,000		2,070
1.63%, 6/4/2015(b)		4,250	4,322		2.13%, 2/11/2013	7,750		7,823
2.25%, 6/5/2017(b)		4,250	4,385		2.20%, 8/15/2016	8,000		8,367
TESCO PLC					Metropolitan Life Global Funding I
2.00%, 12/5/2014(b)		4,500	4,560		2.50%, 1/11/2013(b)	10,750		10,842
					2.88%, 9/17/2012(b)	1,500		1,504
			$32,176		5.13%, 4/10/2013(b)	3,500		3,608
Gas- 1.11%					5.13%, 6/10/2014(b)	12,250		13,159
Florida Gas Transmission Co LLC					New York Life Global Funding
4.00%, 7/15/2015(b)		6,000	6,256		2.25%, 12/14/2012(b)	7,250		7,302
Sempra Energy					2.45%, 7/14/2016(b)	10,000		10,423
2.30%, 4/1/2017		5,000	5,191		3.00%, 5/4/2015(b)	3,750		3,965
6.00%, 2/1/2013		4,500	4,620		4.65%, 5/9/2013(b)	3,250		3,355
			$16,067		5.25%, 10/16/2012(b)	4,500		4,545
Home Equity Asset Backed Securities - 6.85%					Prudential Covered Trust 2012-1
					3.00%, 9/30/2015(b)	21,250		21,685
ACE Securities Corp
0.59%, 5/25/2035(a)		6,078	5,839		Prudential Financial Inc
0.61%, 8/25/2035(a)		586	498		3.63%, 9/17/2012	4,250		4,265
0.70%, 4/25/2035(a)		4,237	4,144		4.50%, 7/15/2013	1,000		1,035
0.73%, 4/25/2035(a)		2,000	1,792					$118,170
Aegis Asset Backed Securities Trust					Iron & Steel - 1.36%
0.73%, 3/25/2035(a)		1,999	1,974		ArcelorMittal
Asset Backed Funding Certificates					3.75%, 3/1/2016	6,500		6,520
0.61%, 7/25/2035(a)		1,286	1,211		5.38%, 6/1/2013	4,500		4,626
0.69%, 6/25/2035(a)		7,160	6,826		Nucor Corp
Asset Backed Securities Corp Home Equity					5.00%, 12/1/2012	8,300		8,416
0.76%, 7/25/2035(a)		4,500	4,150					$19,562

See accompanying notes

Schedule of Investments
Short-Term Income Fund
July 31, 2012 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's)	Value	(000	's)
Machinery - Construction & Mining - 0.63%			Mortgage Backed Securities (continued)
Caterpillar Inc			JP Morgan Mortgage Trust
0.95%, 6/26/2015	$2,500	$2,529	5.00%, 9/25/2034	$6,036		$6,212
1.50%, 6/26/2017	6,500	6,609	Mastr Adjustable Rate Mortgages Trust
		$9,138	0.75%, 11/25/2034(a)	930		918
			MASTR Alternative Loans Trust
Manufactured Housing Asset Backed Securities - 0.01%			6.50%, 1/25/2019	1,166		1,233
Green Tree Financial Corp			MASTR Asset Securitization Trust
7.70%, 9/15/2026	120	132	5.00%, 12/25/2019	288		297
			5.25%, 12/25/2033	5,593		5,693
Media- 0.58%			Prime Mortgage Trust
Walt Disney Co/The			5.25%, 7/25/2020(a)	3,936		4,118
1.13%, 2/15/2017	8,250	8,322	RALI Trust
			5.00%, 12/26/2018	5,006		5,124
			5.00%, 3/25/2019	2,256		2,295
Mining - 0.99%			5.50%, 8/25/2033	1,667		1,683
Anglo American Capital PLC			WaMu Mortgage Pass Through Certificates
2.15%, 9/27/2013(b)	6,500	6,554
2.63%, 4/3/2017(b)	4,500	4,546	5.00%, 9/25/2018	631		649
			Wells Fargo Mortgage Backed Securities
Teck Resources Ltd			Trust
3.15%, 1/15/2017	3,000	3,111	0.50%, 5/25/2035(a)	580		577
		$14,211				$49,860
Mortgage Backed Securities - 3.46%			Oil & Gas - 6.55%
Banc of America Alternative Loan Trust			BG Energy Capital PLC
5.00%, 12/25/2018	1,509	1,541	2.88%, 10/15/2016(b)	5,000		5,294
Banc of America Funding Corp			BP Capital Markets PLC
4.75%, 9/25/2019	2,150	2,215	1.85%, 5/5/2017	4,500		4,620
5.00%, 6/25/2035(a)	728	726
			3.13%, 10/1/2015	4,000		4,278
Banc of America Mortgage Securities Inc			3.63%, 5/8/2014	10,000		10,523
5.00%, 3/25/2020	1,734	1,764	5.25%, 11/7/2013	8,000		8,468
5.00%, 8/25/2020	1,194	1,238	Ensco PLC
5.25%, 10/25/2019	880	905	3.25%, 3/15/2016	10,250		10,899
BCAP LLC Trust			Petrobras International Finance Co - Pifco
5.25%, 6/26/2037(b)	523	524
			3.88%, 1/27/2016	8,250		8,577
Bear Stearns Commercial Mortgage			Phillips 66
Securities			2.95%, 5/1/2017(b)	11,000		11,538
7.00%, 5/20/2030	432	434	Shell International Finance BV
Cendant Mortgage Corp			3.10%, 6/28/2015	10,000		10,736
4.87%, 6/25/2034(a)	630	641
			Total Capital International SA
Chase Mortgage Finance Corp			1.55%, 6/28/2017	4,500		4,575
5.50%, 5/25/2035	160	159	Total Capital SA
Countrywide Alternative Loan Trust			3.00%, 6/24/2015	14,000		15,008
6.00%, 2/25/2017	1,301	1,328				$94,516
Countrywide Asset-Backed Certificates
0.53%, 11/25/2035(a)	19	19	Oil & Gas Services - 1.19%
Countrywide Home Loan Mortgage Pass			Schlumberger Investment SA
Through Trust			1.95%, 9/14/2016(b)	6,500		6,709
4.50%, 1/25/2019(a)	1,036	1,058	Weatherford International Ltd/Bermuda
4.50%, 8/25/2033	959	969	5.50%, 2/15/2016	9,500		10,463
5.00%, 9/25/2019	1,579	1,628				$17,172
5.25%, 10/25/2034	777	793
Credit Suisse First Boston Mortgage Securities			Other Asset Backed Securities - 5.08%
Corp			Ameriquest Mortgage Securities Inc
			0.45%, 8/25/2035(a)	1,197		1,152
1.21%, 5/25/2034(a)	840	737
			0.70%, 3/25/2035(a)	1,400		1,339
5.00%, 9/25/2019	283	283
5.00%, 10/25/2019	1,814	1,837	Carrington Mortgage Loan Trust
			0.53%, 12/25/2035(a)	475		463
Fannie Mae REMICS			0.65%, 9/25/2035(a)	3,399		3,262
0.50%, 3/25/2035(a)	23	23
0.55%, 2/25/2032(a)	22	22	Citigroup Mortgage Loan Trust Inc
			0.68%, 7/25/2035(a)	1,000		875
Freddie Mac Reference REMIC
0.65%, 7/15/2023(a)	111	111	Countrywide Asset-Backed Certificates
			0.70%, 8/25/2035(a)	7,554		6,916
Freddie Mac REMICS			0.71%, 10/25/2035(a)	3,743		3,669
0.70%, 6/15/2023(a)	66	66
			0.74%, 12/25/2035(a)	2,777		2,727
Ginnie Mae			0.76%, 11/25/2035(a)	8,691		8,194
4.50%, 8/20/2032	450	482	0.90%, 12/25/2034(a)	2,432		2,397
GMAC Mortgage Corp Loan Trust
5.25%, 7/25/2034	446	453	Credit-Based Asset Servicing and
GSR Mortgage Loan Trust			Securitization LLC
			5.33%, 7/25/2035(a)	2,421		2,395
0.55%, 3/25/2035(a)	294	293
5.00%, 8/25/2019	804	812	Fieldstone Mortgage Investment Corp
			1.33%, 3/25/2035(a)	8,547		7,632

See accompanying notes

Schedule of Investments
Short-Term Income Fund
July 31, 2012 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's)	Value	(000	's)

Other Asset Backed Securities (continued)			REITS (continued)
First Franklin Mortgage Loan Asset Backed			Nationwide Health Properties Inc	(continued)
Certificates			6.25%, 2/1/2013	$6,500		$6,665
0.53%, 10/25/2035(a)	$2,655	$2,617				$64,163
0.68%, 5/25/2035(a)	1,850	1,480
JP Morgan Mortgage Acquisition Corp			Retail - 0.70%
0.54%, 12/25/2035(a)	2,972	2,580	Wal-Mart Stores Inc
Mastr Specialized Loan Trust			1.50%, 10/25/2015	4,000		4,116
1.50%, 11/25/2034(a),(b)	3,800	3,273	1.63%, 4/15/2014	4,000		4,083
Merrill Lynch First Franklin Mortgage Loan			2.88%, 4/1/2015	1,750		1,860
Trust						$10,059
0.95%, 10/25/2037(a)	4	4	Savings & Loans - 0.00%
Merrill Lynch Mortgage Investors Inc			Washington Mutual Bank / Henderson NV
0.63%, 5/25/2036(a)	6,656	6,437	0.00%, 1/15/2013(d),(e)	1,200		—
Saxon Asset Securities Trust
0.62%, 11/25/2035(a)	5,817	5,615
Securitized Asset Backed Receivables LLC			Semiconductors - 0.42%
0.55%, 10/25/2035(a)	419	399	Samsung Electronics America Inc
0.57%, 10/25/2035(a)	9,023	7,861	1.75%, 4/10/2017(b)	6,000		6,053
Wachovia Mortgage Loan Trust LLC
0.62%, 10/25/2035(a)	2,015	1,922	Software - 0.14%
		$73,209	Microsoft Corp
Pharmaceuticals - 1.57%			2.95%, 6/1/2014	2,000		2,095
Abbott Laboratories
2.70%, 5/27/2015	8,500	8,993	Telecommunications - 1.62%
GlaxoSmithKline Capital PLC			AT&T Inc
0.75%, 5/8/2015	4,250	4,269	2.40%, 8/15/2016	2,500		2,633
Novartis Capital Corp			2.50%, 8/15/2015	4,000		4,215
2.90%, 4/24/2015	4,500	4,792	2.95%, 5/15/2016	4,000		4,286
Sanofi			Verizon Communications Inc
1.20%, 9/30/2014	4,500	4,570	3.00%, 4/1/2016	5,750		6,176
		$22,624	Vodafone Group PLC
Pipelines - 0.63%			1.63%, 3/20/2017	6,000		6,088
DCP Midstream LLC						$23,398
5.38%, 10/15/2015(b)	4,585	4,945	Transportation - 0.30%
Plains All American Pipeline LP / PAA			United Parcel Service Inc
Finance Corp			4.50%, 1/15/2013	4,250		4,333
3.95%, 9/15/2015	3,850	4,144
		$9,089	Trucking & Leasing - 1.10%
Real Estate - 1.44%			Penske Truck Leasing Co Lp / PTL Finance
WCI Finance LLC / WEA Finance LLC			Corp
5.40%, 10/1/2012(b)	6,000	6,045	2.50%, 7/11/2014(b)	3,000		3,004
5.70%, 10/1/2016(b)	4,500	5,010	3.13%, 5/11/2015(b)	12,750		12,880
WEA Finance LLC / WT Finance Aust Pty						$15,884
Ltd			TOTAL BONDS			$1,399,113
5.75%, 9/2/2015(b)	3,000	3,288		Principal
WT Finance Aust Pty Ltd / Westfield Capital /			MUNICIPAL BONDS - 0.31%	Amount (000's)	Value	(000	's)
WEA Finance LLC
5.13%, 11/15/2014(b)	6,000	6,365	Florida - 0.07%
		$20,708	Florida Housing Finance Corp
			0.23%, 1/15/2035	$975		$975
REITS- 4.45%
Arden Realty LP
5.25%, 3/1/2015	10,250	11,176	New Hampshire - 0.12%
BioMed Realty LP			New Hampshire Housing Finance
3.85%, 4/15/2016	6,500	6,771	Authority FANNIE MAE
Duke Realty LP			0.23%, 4/15/2016	1,800		1,800
6.25%, 5/15/2013	6,750	6,979
ERP Operating LP			New York - 0.09%
5.50%, 10/1/2012	4,000	4,030	Housing Development Corp/NY FANNIE
Health Care REIT Inc			MAE
3.63%, 3/15/2016	5,500	5,742	0.16%, 11/15/2031	1,300		1,300
5.88%, 5/15/2015	6,000	6,645
6.00%, 11/15/2013	5,000	5,290
Healthcare Realty Trust Inc
5.13%, 4/1/2014	5,600	5,850
Nationwide Health Properties Inc
6.00%, 5/20/2015	4,500	5,015

See accompanying notes

Schedule of Investments
Short-Term Income Fund
July 31, 2012 (unaudited)

	Principal			REPURCHASE AGREEMENTS	Maturity
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	(continued)	Amount (000's)	Value(000	's)
Tennessee - 0.03%				Banks (continued)
Johnson City Health & Educational Facilities				Investment in Joint Trading Account; Deutsche $	7,945	$7,945
Board				Bank Repurchase Agreement; 0.18% dated
0.21%, 7/1/2033	$400	$400		7/31/2012 maturing 8/1/2012
				(collateralized by US Government
TOTAL MUNICIPAL BONDS		$4,475		Securities; $8,104,046; 0.00% - 8.95%;
U.S. GOVERNMENT & GOVERNMENT	Principal			dated 08/15/12 - 10/15/37)
AGENCY OBLIGATIONS - 0.29%	Amount (000's)	Value(000	's)	Investment in Joint Trading Account; JP	5,959	5,959
Federal Home Loan Mortgage Corporation (FHLMC) - 0.04%				Morgan Repurchase Agreement; 0.17%
				dated 7/31/2012 maturing 8/1/2012
2.24%, 11/1/2021(a)	$12	$12		(collateralized by US Government
2.38%, 9/1/2035(a)	183	195		Securities; $6,078,034; 0.00% - 10.35%;
6.00%, 4/1/2017	67	73		dated 08/15/12 - 05/15/42)
6.00%, 5/1/2017	126	136		Investment in Joint Trading Account; Merrill	7,389	7,389
6.50%, 12/1/2015	6	6		Lynch Repurchase Agreement; 0.16%
7.00%, 12/1/2022	130	151		dated 7/31/2012 maturing 8/1/2012
7.50%, 12/1/2029	2	2		(collateralized by US Government
9.50%, 8/1/2016	5	6		Securities; $7,536,334; 0.00% - 5.63%;
		$581		dated 05/02/13 - 11/23/35)
						$28,954
Federal National Mortgage Association (FNMA) - 0.13%				TOTAL REPURCHASE AGREEMENTS		$28,954
2.18%, 11/1/2022(a)	3	3
2.24%, 10/1/2035(a)	489	518		Total Investments		$1,436,737
2.30%, 2/1/2037(a)	236	250		Other Assets in Excess of Liabilities, Net - 0.36%		$5,238
2.36%, 1/1/2035(a)	31	32		TOTAL NET ASSETS - 100.00%		$1,441,975
2.41%, 11/1/2032(a)	85	87
2.47%, 12/1/2032(a)	110	117		(a) Variable Rate. Rate shown is in effect at July 31, 2012.
2.48%, 8/1/2034(a)	124	133		(b)		Security exempt from registration under Rule 144A of the Securities Act of
2.50%, 7/1/2034(a)	254	271		1933. These securities may be resold in transactions exempt from
2.62%, 7/1/2034(a)	83	88		registration, normally to qualified institutional buyers. Unless otherwise
2.74%, 1/1/2035(a)	226	241		indicated, these securities are not considered illiquid. At the end of the
2.80%, 2/1/2035(a)	31	34		period, the value of these securities totaled $347,481 or 24.10% of net
2.98%, 1/1/2019(a)	3	3		assets.
4.33%, 11/1/2035(a)	16	17		(c) Security purchased on a when-issued basis.
5.61%, 4/1/2019(a)	6	6		(d) Non-Income Producing Security
6.00%, 7/1/2028	43	48		(e)		Market value is determined in accordance with procedures established in
6.50%, 1/1/2014	12	12		good faith by the Board of Directors. At the end of the period, the value of
7.50%, 10/1/2029	11	14		these securities totaled $0 or 0.00% of net assets.
8.00%, 5/1/2027	4	5		(f)		Security or a portion of the security was pledged to cover margin
8.50%, 11/1/2017	9	10		requirements for futures contracts. At the end of the period, the value of
10.00%, 5/1/2022	5	6		these securities totaled $924 or 0.06% of net assets.
		$1,895
Government National Mortgage Association (GNMA) - 0.00%

9.00%, 4/20/2025	2	3		Portfolio Summary (unaudited)
11.00%, 11/15/2015	8	8		Sector		Percent
11.00%, 11/15/2015	2	2		Financial		43 .15%
11.00%, 10/15/2015	6	6		Asset Backed Securities		11 .96%
10.00%, 1/15/2019	44	46		Energy		8.37%
10.00%, 2/15/2019	1	1		Consumer, Non-cyclical		7.70%
		$66		Government		6.99%
				Basic Materials		4.04%
U.S. Treasury - 0.12%				Mortgage Securities		3.63%
0.63%, 12/31/2012(f)	1,650	1,653		Consumer, Cyclical		3.60%
				Industrial		2.83%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY				Utilities		2.82%
OBLIGATIONS		$4,195		Communications		2.20%
	Maturity			Technology		2.04%
REPURCHASE AGREEMENTS - 2.01%	Amount (000's)	Value(000	's)	Insured		0.21%
				Revenue Bonds		0.10%
Banks- 2.01%				Other Assets in Excess of Liabilities, Net		0.36%
Investment in Joint Trading Account; Credit	$7,661	$7,661
Suisse Repurchase Agreement; 0.15%				TOTAL NET ASSETS		100.00%
dated 7/31/2012 maturing 8/1/2012
(collateralized by US Government
Securities; $7,814,616; 3.88% - 9.00%;
dated 11/15/18 - 08/15/40)

See accompanying notes

Schedule of Investments
Short-Term Income Fund
July 31, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
US 5 Year Note; September 2012	Short	915	$113,475	$114,175	$(700)
Total					$(700)
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
SmallCap Blend Fund
July 31, 2012 (unaudited)

COMMON STOCKS - 98.60%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Aerospace & Defense - 1.43%				Diversified Financial Services (continued)
Astronics Corp (a)	15,788	$475		Interactive Brokers Group Inc - A Shares	240,800		$3,335
Triumph Group Inc	73,670	4,606		Knight Capital Group Inc (a)	366,820		3,789
		$5,081					$8,408
Airlines - 1.25%				Electric - 3.52%
Alaska Air Group Inc (a)	127,110	4,430		Avista Corp	188,440		5,216
				NorthWestern Corp	125,640		4,640
Automobile Parts & Equipment - 0.61%				UNS Energy Corp	64,990		2,645
Dana Holding Corp	163,300	2,152					$12,501
				Electrical Components & Equipment - 0.60%
				EnerSys (a)	62,460		2,133
Banks - 7.68%
Bank of the Ozarks Inc	86,023	2,769
Banner Corp	56,758	1,290		Electronics - 2.13%
BBCN Bancorp Inc (a)	75,606	857		FEI Co	97,270		4,641
Boston Private Financial Holdings Inc	230,880	2,173		Fluidigm Corp (a)	35,470		461
First of Long Island Corp/The	20,610	591		OSI Systems Inc (a)	38,390		2,478
Home BancShares Inc/AR	50,665	1,528					$7,580
National Penn Bancshares Inc	267,830	2,368
Susquehanna Bancshares Inc	401,040	4,275		Engineering & Construction - 1.69%
Texas Capital Bancshares Inc (a)	96,480	4,157		Dycom Industries Inc (a)	209,800		3,655
Umpqua Holdings Corp	180,190	2,249		EMCOR Group Inc	88,790		2,338
Webster Financial Corp	193,000	3,960					$5,993
WesBanco Inc	52,100	1,079		Food - 2.02%
		$27,296		Diamond Foods Inc	112,300		1,827
Biotechnology - 2.39%				Fresh Del Monte Produce Inc	125,320		3,070
Ariad Pharmaceuticals Inc (a)	95,440	1,826		TreeHouse Foods Inc (a)	40,840		2,287
Cubist Pharmaceuticals Inc (a)	19,980	860					$7,184
Cytokinetics Inc (a)	577,712	401
Cytokinetics Inc - Warrants (a),(b),(c)	110,568	—		Forest Products & Paper - 0.32%
Incyte Corp Ltd (a)	29,670	742		Domtar Corp	15,630		1,154
Medicines Co/The (a)	55,780	1,397
Myriad Genetics Inc (a)	30,990	770		Gas - 0.84%
NewLink Genetics Corp (a)	37,580	446		Southwest Gas Corp	66,560		2,973
RTI Biologics Inc (a)	343,550	1,223
Seattle Genetics Inc (a)	31,840	833
				Healthcare - Products - 3.76%
		$8,498		Cantel Medical Corp	59,837		1,563
Building Materials - 0.48%				CONMED Corp	104,650		2,872
Headwaters Inc (a)	275,881	1,724		Cynosure Inc (a)	40,150		1,005
				Greatbatch Inc (a)	91,580		2,091
				HeartWare International Inc (a)	12,410		1,108
Chemicals - 2.00%				Insulet Corp (a)	52,240		1,022
Cabot Corp	59,240	2,310		Orthofix International NV (a)	53,278		2,185
Georgia Gulf Corp	66,000	2,164		Symmetry Medical Inc (a)	194,370		1,506
WR Grace & Co (a)	47,310	2,651					$13,352
		$7,125
				Healthcare - Services - 3.12%
Commercial Services - 4.95%				HealthSouth Corp (a)	215,090		4,818
AVEO Pharmaceuticals Inc (a)	69,980	917		Magellan Health Services Inc (a)	62,950		3,034
H&E Equipment Services Inc (a)	194,750	2,750		WellCare Health Plans Inc (a)	50,190		3,253
Huron Consulting Group Inc (a)	112,670	3,795					$11,105
Kenexa Corp (a)	83,487	1,988
Korn/Ferry International (a)	115,770	1,523		Insurance - 2.72%
PAREXEL International Corp (a)	113,660	3,128		Alterra Capital Holdings Ltd	128,853		2,998
RPX Corp (a)	116,964	1,468		Amtrust Financial Services Inc	61,823		1,842
Team Health Holdings Inc (a)	76,540	2,043		Montpelier Re Holdings Ltd ADR	9,527		193
		$17,612		Protective Life Corp	115,720		3,230
				Validus Holdings Ltd	43,180		1,404
Computers - 3.92%							$9,667
CACI International Inc (a)	51,610	2,913
CIBER Inc (a)	339,990	1,275		Internet - 2.61%
Fortinet Inc (a)	97,670	2,345		Ancestry.com Inc (a)	67,346		2,254
Manhattan Associates Inc (a)	107,750	5,031		comScore Inc (a)	84,130		1,295
Syntel Inc	40,530	2,356		Liquidity Services Inc (a)	49,580		2,267
		$13,920		TIBCO Software Inc (a)	123,030		3,456
							$9,272
Consumer Products - 0.83%
Prestige Brands Holdings Inc (a)	180,190	2,957		Iron & Steel - 0.43%
				Metals USA Holdings Corp (a)	94,880		1,544
Diversified Financial Services - 2.36%
Calamos Asset Management Inc	121,410	1,284

See accompanying notes

Schedule of Investments
SmallCap Blend Fund
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Leisure Products & Services - 1.45%				Retail (continued)
Polaris Industries Inc	56,540	$4,250		Susser Holdings Corp (a)	68,330		$2,467
Town Sports International Holdings Inc (a)	68,820	889					$35,509
		$5,139		Savings & Loans - 1.96%
Machinery - Diversified - 2.84%				EverBank Financial Corp	180,312		2,160
Chart Industries Inc (a)	62,450	4,050		Oritani Financial Corp	167,540		2,361
DXP Enterprises Inc (a)	12,958	573		Provident Financial Services Inc	160,130		2,439
Global Power Equipment Group Inc	52,200	1,073					$6,960
Robbins & Myers Inc	96,252	4,412
		$10,108		Semiconductors - 3.58%
				Entegris Inc (a)	464,030		3,735
Media - 0.51%				IXYS Corp (a)	112,310		1,134
Sinclair Broadcast Group Inc	178,220	1,818		Lattice Semiconductor Corp (a)	464,420		1,723
				MKS Instruments Inc	152,330		4,022
				Rudolph Technologies Inc (a)	211,680		2,117
Mining - 0.62%
Stillwater Mining Co (a)	249,780	2,218					$12,731
				Software - 2.38%
				CommVault Systems Inc (a)	54,030		2,622
Miscellaneous Manufacturing - 3.48%				Infoblox Inc (a)	4,506		95
AZZ Inc	86,040	2,642		MicroStrategy Inc (a)	17,030		1,983
Crane Co	48,660	1,898		MModal Inc (a)	13,326		191
Movado Group Inc	95,600	2,241		Proofpoint Inc (a)	60,330		834
Smith & Wesson Holding Corp (a)	554,662	5,602
				SYNNEX Corp (a)	80,890		2,736
		$12,383
							$8,461
Oil & Gas - 4.16%
Berry Petroleum Co	72,080	2,741		Telecommunications - 3.06%
				Arris Group Inc (a)	301,071		3,821
Energy XXI Bermuda Ltd	135,290	4,218
GeoResources Inc (a)	20,135	674		Consolidated Communications Holdings Inc	92,250		1,463
Gulfport Energy Corp (a)	180,252	3,713		InterDigital Inc/PA	14,310		391
Kodiak Oil & Gas Corp (a)	283,040	2,363		Plantronics Inc	110,880		3,639
				RF Micro Devices Inc (a)	404,790		1,570
Parker Drilling Co (a)	230,977	1,069
		$14,778					$10,884
Oil & Gas Services - 1.20%				Textiles - 0.16%
Hornbeck Offshore Services Inc (a)	100,440	4,254		G&K Services Inc	17,928		565
Pharmaceuticals - 2.75%				Transportation - 0.81%
				Atlas Air Worldwide Holdings Inc (a)	63,180		2,866
Alkermes PLC (a)	31,560	587
Array BioPharma Inc (a)	208,200	1,070
Medicis Pharmaceutical Corp	39,600	1,304		Trucking & Leasing - 0.29%
Medivation Inc (a)	10,720	1,069		Amerco Inc	11,000		1,027
Natural Grocers by Vitamin Cottage Inc (a)	46,009	933
Onyx Pharmaceuticals Inc (a)	8,130	609		TOTAL COMMON STOCKS			$350,501
Par Pharmaceutical Cos Inc (a)	32,140	1,606			Maturity
Pharmacyclics Inc (a)	14,770	786		REPURCHASE AGREEMENTS - 2.30%	Amount (000's)	Value	(000	's)
Questcor Pharmaceuticals Inc (a)	30,680	1,131
Vivus Inc (a)	32,249	678		Banks- 2.30%
		$9,773		Investment in Joint Trading Account; Credit	$2,168		$2,168
				Suisse Repurchase Agreement; 0.15%
REITS - 7.70%				dated 07/31/2012 maturing 08/01/2012
Coresite Realty Corp	78,545	2,094		(collateralized by US Government
Douglas Emmett Inc	175,510	4,126		Securities; $2,210,897; 3.88% - 9.00%;
EastGroup Properties Inc	56,380	3,015		dated 11/15/18 - 08/15/40)
Education Realty Trust Inc	350,750	4,111		Investment in Joint Trading Account; Deutsche	2,248		2,248
Extra Space Storage Inc	118,260	3,872		Bank Repurchase Agreement; 0.18% dated
National Retail Properties Inc	105,980	3,127		07/31/2012 maturing 08/01/2012
Post Properties Inc	90,790	4,689		(collateralized by US Government
Retail Opportunity Investments Corp	191,300	2,332		Securities; $2,292,783; 0.00% - 8.95%;
		$27,366		dated 08/15/12 - 10/15/37)
Retail - 9.99%				Investment in Joint Trading Account; JP	1,686		1,686
Brinker International Inc	177,380	5,749		Morgan Repurchase Agreement; 0.17%
Coinstar Inc (a)	74,030	3,516		dated 07/31/2012 maturing 08/01/2012
Conn's Inc (a)	179,242	3,199		(collateralized by US Government
DSW Inc	58,120	3,436		Securities; $1,719,586; 0.00% - 10.35%;
Fifth & Pacific Cos Inc (a)	394,000	4,366		dated 08/15/12 - 05/15/42)
Hot Topic Inc	244,931	2,489
Pier 1 Imports Inc	163,748	2,700
Red Robin Gourmet Burgers Inc (a)	130,960	3,909
Sally Beauty Holdings Inc (a)	139,210	3,678

See accompanying notes

Schedule of Investments
SmallCap Blend Fund
July 31, 2012 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value (000's)

Banks (continued)
Investment in Joint Trading Account; Merrill	$2,090	$2,090
Lynch Repurchase Agreement; 0.16%
dated 07/31/2012 maturing 08/01/2012
(collateralized by US Government
Securities; $2,132,166; 0.00% - 5.63%;
dated 05/02/13 - 11/23/35)
		$8,192
TOTAL REPURCHASE AGREEMENTS		$8,192
Total Investments		$358,693
Liabilities in Excess of Other Assets, Net - (0.90)%		$(3,205)
TOTAL NET ASSETS - 100.00%		$355,488

(a) Non-Income Producing Security
(b) Security is Illiquid
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Financial		24 .72%
Consumer, Non-cyclical		19 .82%
Industrial		13 .75%
Consumer, Cyclical		13 .46%
Technology		9.88%
Communications		6.18%
Energy		5.36%
Utilities		4.36%
Basic Materials		3.37%
Liabilities in Excess of Other Assets, Net		(0 .90)%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; September 2012	Long	21	$1,590	$1,648	$58
Total					$58

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2012 (unaudited)

COMMON STOCKS - 93.95%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Aerospace & Defense - 0.42%				Beverages (continued)
Astronics Corp (a)	4,642	$140		Peet's Coffee & Tea Inc (a)	3,164		$239
BE Aerospace Inc (a)	40,729	1,598					$637
CPI Aerostructures Inc (a)	2,433	28
Cubic Corp	2,388	115		Biotechnology - 1.88%
				Acorda Therapeutics Inc (a)	10,545		254
GenCorp Inc (a)	20,473	173
				Affymax Inc (a)	9,863		160
HEICO Corp	14,757	527		Agenus Inc (a)	5,993		29
Kaman Corp	6,302	205		Alnylam Pharmaceuticals Inc (a)	12,094		226
LMI Aerospace Inc (a)	1,817	33
				AMAG Pharmaceuticals Inc (a)	7,324		113
Moog Inc (a)	2,208	80
				Amarin Corp PLC ADR(a)	252,730		2,960
National Presto Industries Inc	216	14		Arena Pharmaceuticals Inc (a)	47,663		399
Teledyne Technologies Inc (a)	3,497	218
				Ariad Pharmaceuticals Inc (a)	326,367		6,243
Triumph Group Inc	41,110	2,570		Arqule Inc (a)	542,563		3,282
		$5,701		BioCryst Pharmaceuticals Inc (a)	21,236		94
Agriculture - 0.02%				Cambrex Corp (a)	6,614		61
Alico Inc	668	19		Coronado Biosciences Inc (a)	5,977		36
Star Scientific Inc (a)	34,799	132		Cubist Pharmaceuticals Inc (a)	39,509		1,701
Vector Group Ltd	9,515	162		Curis Inc (a)	26,345		128
		$313		Dendreon Corp (a)	42,057		200
				Discovery Laboratories Inc (a)	19,146		48
Airlines - 0.22%				Dynavax Technologies Corp (a)	41,676		161
Alaska Air Group Inc (a)	18,862	657
				Emergent Biosolutions Inc (a)	2,281		33
Allegiant Travel Co (a)	3,987	283
				Exact Sciences Corp (a)	13,647		140
Hawaiian Holdings Inc (a)	12,020	77
				Exelixis Inc (a)	39,661		248
Republic Airways Holdings Inc (a)	11,484	52
				Halozyme Therapeutics Inc (a)	23,748		214
Spirit Airlines Inc (a)	11,375	245
				Immunogen Inc (a)	14,380		232
US Airways Group Inc (a)	145,723	1,670
				Immunomedics Inc (a)	27,607		96
		$2,984		Incyte Corp Ltd (a)	270,592		6,762
Apparel - 0.33%				Medicines Co/The (a)	14,942		374
Carter's Inc (a)	25,100	1,272		Momenta Pharmaceuticals Inc (a)	7,808		111
Crocs Inc (a)	24,270	373		NewLink Genetics Corp (a)	5,594		66
Oxford Industries Inc	3,422	148		NPS Pharmaceuticals Inc (a)	13,814		107
RG Barry Corp	3,444	46		Omeros Corp (a)	9,920		94
Steven Madden Ltd (a)	10,765	435		PDL BioPharma Inc	32,759		222
True Religion Apparel Inc	6,935	182		Repligen Corp (a)	11,990		48
Under Armour Inc (a)	20,500	1,116		Seattle Genetics Inc (a)	22,542		590
Warnaco Group Inc/The (a)	9,867	421		Sequenom Inc (a)	37,697		106
Wolverine World Wide Inc	13,353	593		Spectrum Pharmaceuticals Inc (a)	16,286		228
		$4,586		Trius Therapeutics Inc (a)	10,738		59
							$25,825
Automobile Manufacturers - 0.01%
Wabash National Corp (a)	15,567	105		Building Materials - 1.48%
				American DG Energy Inc (a)	9,497		19
				Drew Industries Inc (a)	3,922		105
Automobile Parts & Equipment - 0.20%				Eagle Materials Inc	80,465		2,797
Commercial Vehicle Group Inc (a)	12,081	93		Headwaters Inc (a)	26,382		165
Cooper Tire & Rubber Co	14,779	258		Interline Brands Inc (a)	262,678		6,667
Dana Holding Corp	6,570	87		Louisiana-Pacific Corp (a)	125,800		1,298
Dorman Products Inc (a)	6,713	193		Nortek Inc (a)	3,426		175
Meritor Inc (a)	9,835	46		Patrick Industries Inc (a)	1,710		20
Tenneco Inc (a)	16,265	476
				Quanex Building Products Corp	296,454		5,010
Titan International Inc	11,292	234		Simpson Manufacturing Co Inc	156,403		3,791
Westport Innovations Inc (a)	35,300	1,328		USG Corp (a)	17,694		287
		$2,715					$20,334
Banks - 1.60%				Chemicals - 1.58%
Arrow Financial Corp	237	6		Aceto Corp	2,698		24
Bank of the Ozarks Inc	5,868	189		American Vanguard Corp	7,724		181
Bridge Capital Holdings (a)	1,173	18
				Balchem Corp	6,779		226
Cass Information Systems Inc	3,840	146		Chemtura Corp (a)	19,028		257
Iberiabank Corp	138,854	6,502		Cytec Industries Inc	42,200		2,598
PrivateBancorp Inc	88,700	1,359		Georgia Gulf Corp	6,005		197
Signature Bank/New York NY (a)	173,401	11,185
Texas Capital Bancshares Inc (a)	54,950	2,367		Hawkins Inc	3,954		150
				HB Fuller Co	114,940		3,359
Westamerica Bancorporation	4,561	210		Innophos Holdings Inc	5,256		305
		$21,982		Innospec Inc (a)	1,236		38
Beverages - 0.05%				KMG Chemicals Inc	3,449		62
Boston Beer Co Inc/The (a)	2,295	247		Landec Corp (a)	2,736		22
Coca-Cola Bottling Co Consolidated	2,060	138		Olin Corp	13,038		264
Craft Brew Alliance Inc (a)	1,459	13		Omnova Solutions Inc (a)	18,972		138
				PolyOne Corp	504,079		7,425
				Quaker Chemical Corp	1,566		69

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Chemicals (continued)				Commercial Services (continued)
Rockwood Holdings Inc	135,411	$5,988		TNS Inc (a)	6,714		$114
Stepan Co	2,202	195		TrueBlue Inc (a)	624,020		9,498
TPC Group Inc (a)	4,037	155		United Rentals Inc (a)	490,290		14,174
		$21,653		Valassis Communications Inc (a)	7,186		162
				VistaPrint NV (a)	10,240		353
Coal - 0.01%				Wright Express Corp (a)	10,757		693
SunCoke Energy Inc (a)	11,805	189
				Zillow Inc (a)	40,600		1,529
							$139,883
Commercial Services - 10.19%
Acacia Research Corp (a)	13,591	385		Computers - 2.77%
				3D Systems Corp (a)	10,413		396
Accretive Health Inc (a)	16,964	230
				CACI International Inc (a)	786		44
Advisory Board Co/The (a)	158,669	7,138
				Cadence Design Systems Inc (a)	1,151,290		14,069
American Public Education Inc (a)	4,669	117
				Datalink Corp (a)	6,587		52
AMN Healthcare Services Inc (a)	9,715	57
				Digimarc Corp	2,607		63
Arbitron Inc	7,084	248		Echelon Corp (a)	8,979		29
Ascent Capital Group Inc (a)	112,802	5,615
				Electronics for Imaging Inc (a)	1,309		19
AVEO Pharmaceuticals Inc (a)	8,656	113
				Fortinet Inc (a)	175,498		4,214
Avis Budget Group Inc (a)	25,351	364
				iGate Corp (a)	8,075		128
Barrett Business Services Inc	3,019	79
Bridgepoint Education Inc (a)	7,433	68		j2 Global Inc	10,474		313
				KEYW Holding Corp/The (a)	432,524		4,762
Brink's Co/The	12,923	300		LivePerson Inc (a)	15,233		285
Capella Education Co (a)	5,958	158
				Manhattan Associates Inc (a)	5,423		253
Cardtronics Inc (a)	12,213	379
				Mentor Graphics Corp (a)	13,922		213
CDI Corp	736	12		Mercury Computer Systems Inc (a)	369,301		4,310
Chemed Corp	5,313	334		MICROS Systems Inc (a)	118,589		5,661
CoreLogic Inc/United States (a)	139,520	3,209
				MTS Systems Corp	4,386		191
Corporate Executive Board Co	8,079	373		Netscout Systems Inc (a)	10,144		237
Corvel Corp (a)	2,468	114
				RealD Inc (a)	9,032		88
CoStar Group Inc (a)	244,529	20,180
				Stratasys Inc (a)	31,384		1,923
Deluxe Corp	9,357	265		Super Micro Computer Inc (a)	11,258		140
Dollar Thrifty Automotive Group Inc (a)	4,034	300
				Synaptics Inc (a)	9,409		248
Electro Rent Corp	820	14
ExamWorks Group Inc (a)	2,411	31		Syntel Inc	4,183		243
				Unisys Corp (a)	9,653		188
ExlService Holdings Inc (a)	7,150	176
Forrester Research Inc	3,458	99					$38,069
Franklin Covey Co (a)	4,198	44		Consumer Products - 0.31%
Genpact Ltd (a)	440,308	7,670		ACCO Brands Corp (a)	14,181		120
Global Cash Access Holdings Inc (a)	18,204	118		AT Cross Co (a)	3,673		35
Global Payments Inc	132,591	5,678		Blyth Inc	4,484		154
Grand Canyon Education Inc (a)	497,101	8,272		Prestige Brands Holdings Inc (a)	9,418		155
Green Dot Corp (a)	6,671	70		SodaStream International Ltd (a)	83,378		3,253
Hackett Group Inc/The (a)	10,614	50		Spectrum Brands Holdings Inc	5,470		201
Healthcare Services Group Inc	16,037	348		Tumi Holdings Inc (a)	9,535		172
Heartland Payment Systems Inc	109,369	3,467		WD-40 Co	4,462		214
HMS Holdings Corp (a)	499,552	17,190					$4,304
Huron Consulting Group Inc (a)	55,064	1,854
Insperity Inc	5,911	155		Cosmetics & Personal Care - 0.17%
Integramed America Inc (a)	2,225	31		Elizabeth Arden Inc (a)	58,438		2,280
Intersections Inc	3,684	52
K12 Inc (a)	5,932	107		Distribution & Wholesale - 0.61%
Kenexa Corp (a)	7,007	167		Beacon Roofing Supply Inc (a)	13,129		348
Landauer Inc	2,433	139		Core-Mark Holding Co Inc	620		30
MAXIMUS Inc	148,482	7,498		Houston Wire & Cable Co	2,812		32
Medifast Inc (a)	5,733	161		LKQ Corp (a)	170,913		6,038
Monro Muffler Brake Inc	159,471	5,273		MWI Veterinary Supply Inc (a)	3,354		306
Multi-Color Corp	186	4		Owens & Minor Inc	14,723		415
National Research Corp	1,086	55		Pool Corp	12,960		478
On Assignment Inc (a)	11,743	183		Titan Machinery Inc (a)	4,620		132
PAREXEL International Corp (a)	16,232	447		United Stationers Inc	1,002		25
PRGX Global Inc (a)	9,040	69		Watsco Inc	8,040		546
Providence Service Corp/The (a)	1,040	13
RPX Corp (a)	458,451	5,753					$8,350
ServiceSource International Inc (a)	399,965	4,512		Diversified Financial Services - 1.51%
Sotheby's	6,519	191		Affiliated Managers Group Inc (a)	76,094		8,491
Standard Parking Corp (a)	6,584	140		BGC Partners Inc	23,510		117
Steiner Leisure Ltd (a)	4,042	169		Cohen & Steers Inc	4,448		147
Strayer Education Inc	3,293	239		Credit Acceptance Corp (a)	2,187		210
Team Health Holdings Inc (a)	101,362	2,706		DFC Global Corp (a)	11,786		226
Team Inc (a)	5,000	156		Diamond Hill Investment Group Inc	1,067		80
TMS International Corp (a)	2,192	21		Duff & Phelps Corp	3,690		54
				Ellie Mae Inc (a)	9,328		191

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Diversified Financial Services (continued)				Engineering & Construction (continued)
Encore Capital Group Inc (a)	4,751	$133		Exponent Inc (a)	3,555		$184
Epoch Holding Corp	7,048	148		MasTec Inc (a)	15,422		246
Evercore Partners Inc - Class A	1,154	27		Mistras Group Inc (a)	6,745		152
Financial Engines Inc (a)	11,062	208		MYR Group Inc (a)	4,996		81
FX Alliance Inc (a)	2,580	57					$8,421
GAMCO Investors Inc	2,783	124
Greenhill & Co Inc	6,940	276		Entertainment - 1.16%
				Bally Technologies Inc (a)	25,600		1,119
MarketAxess Holdings Inc	10,151	307		Carmike Cinemas Inc (a)	2,486		35
Nationstar Mortgage Holdings Inc (a)	5,532	122
Netspend Holdings Inc (a)	13,406	118		Churchill Downs Inc	1,848		102
				Lions Gate Entertainment Corp (a)	20,256		273
Ocwen Financial Corp (a)	107,200	2,118
				Multimedia Games Holding Co Inc (a)	11,825		167
Portfolio Recovery Associates Inc (a)	4,791	406
Pzena Investment Management Inc	3,612	14		National CineMedia Inc	466,080		6,591
				Shuffle Master Inc (a)	380,077		5,553
Regional Management Corp (a)	2,086	31
Stifel Financial Corp (a)	220,640	6,641		Six Flags Entertainment Corp	32,867		1,893
Virtus Investment Partners Inc (a)	1,681	141		Vail Resorts Inc	3,028		150
WageWorks Inc (a)	1,729	24					$15,883
Westwood Holdings Group Inc	2,870	107		Environmental Control - 0.86%
World Acceptance Corp (a)	3,280	234		Calgon Carbon Corp (a)	12,331		171
		$20,752		Ceco Environmental Corp	2,604		21
				Clean Harbors Inc (a)	17,200		1,041
Electric - 0.00%				Darling International Inc (a)	10,146		168
Ormat Technologies Inc	2,155	39		EnergySolutions Inc (a)	9,245		15
Otter Tail Corp	831	19
		$58		Mine Safety Appliances Co	7,411		254
				Rentech Inc (a)	66,099		132
Electrical Components & Equipment - 0.86%				Tetra Tech Inc (a)	14,136		363
Acuity Brands Inc	126,439	7,326		TRC Cos Inc (a)	5,728		38
AMETEK Inc	72,059	2,234		US Ecology Inc	5,075		99
Belden Inc	10,969	353		Waste Connections Inc	310,570		9,556
Coleman Cable Inc	3,353	29					$11,858
EnerSys (a)	4,889	167
Generac Holdings Inc	4,881	111		Food - 1.41%
Graham Corp	4,292	73		Arden Group Inc	261		23
Littelfuse Inc	5,478	294		B&G Foods Inc	13,954		391
Powell Industries Inc (a)	1,695	58		Cal-Maine Foods Inc	3,529		133
				Chefs' Warehouse Inc/The (a)	248,322		4,011
Universal Display Corp (a)	36,824	1,169
				Dean Foods Co (a)	216,400		2,677
		$11,814		Flowers Foods Inc	41,700		891
Electronics - 0.36%				Fresh Market Inc/The (a)	48,100		2,833
Analogic Corp	3,322	213		Hain Celestial Group Inc (a)	46,158		2,570
Badger Meter Inc	4,054	137		Harris Teeter Supermarkets Inc	2,615		108
Coherent Inc (a)	2,975	145		J&J Snack Foods Corp	4,270		247
Cymer Inc (a)	3,148	180		Lancaster Colony Corp	5,140		356
Daktronics Inc	2,510	19		Lifeway Foods Inc	1,826		19
FARO Technologies Inc (a)	4,727	203		Post Holdings Inc (a)	4,644		137
FEI Co	9,761	466		Sanderson Farms Inc	5,485		202
II-VI Inc (a)	11,816	206		Smart Balance Inc (a)	89,306		850
InvenSense Inc (a)	16,090	208		Snyders-Lance Inc	11,313		265
LeCroy Corp (a)	5,480	78		SUPERVALU Inc	45,595		113
Mesa Laboratories Inc	1,119	52		Tootsie Roll Industries Inc	6,262		153
Multi-Fineline Electronix Inc (a)	607	16		TreeHouse Foods Inc (a)	6,876		385
NVE Corp (a)	2,004	111		United Natural Foods Inc (a)	55,164		2,995
OSI Systems Inc (a)	26,395	1,704					$19,359
Plexus Corp (a)	6,753	194
Rogers Corp (a)	2,971	107		Forest Products & Paper - 0.07%
Sypris Solutions Inc	3,044	19		Buckeye Technologies Inc	6,386		192
				Clearwater Paper Corp (a)	4,450		157
Taser International Inc (a)	24,549	133
Woodward Inc	19,370	650		Deltic Timber Corp	3,023		187
Zagg Inc (a)	10,999	122		Neenah Paper Inc	4,121		111
Zygo Corp (a)	978	17		Orchids Paper Products Co	1,187		20
		$4,980		PH Glatfelter Co	3,102		49
				Schweitzer-Mauduit International Inc	3,200		218
Energy - Alternate Sources - 0.02%							$934
Clean Energy Fuels Corp (a)	15,778	223
Renewable Energy Group Inc (a)	1,697	8		Gas - 0.02%
Saratoga Resources Inc (a)	7,836	47		Piedmont Natural Gas Co Inc	2,662		85
		$278		South Jersey Industries Inc	2,862		151
							$236
Engineering & Construction - 0.61%
Argan Inc	372	6		Hand & Machine Tools - 0.43%
Dycom Industries Inc (a)	445,009	7,752		Franklin Electric Co Inc	6,224		351

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Hand & Machine Tools (continued)				Healthcare - Services (continued)
Lincoln Electric Holdings Inc	137,494	$5,483		Centene Corp (a)	13,949		$531
		$5,834		Covance Inc (a)	204,933		9,620
				Emeritus Corp (a)	7,537		128
Healthcare - Products - 6.46%				Ensign Group Inc/The	4,673		131
Abaxis Inc (a)	6,015	215
				Health Management Associates Inc (a)	75,400		496
ABIOMED Inc (a)	9,058	204
				HealthSouth Corp (a)	21,866		490
Accuray Inc (a)	19,473	123
				IPC The Hospitalist Co Inc (a)	41,939		1,803
Align Technology Inc (a)	46,592	1,582
				Magellan Health Services Inc (a)	613		30
ArthroCare Corp (a)	6,251	185
				Mednax Inc (a)	109,926		7,269
AtriCure Inc (a)	5,555	47
				Metropolitan Health Networks Inc (a)	12,056		102
Atrion Corp	635	131		Molina Healthcare Inc (a)	1,061		26
Cantel Medical Corp	5,744	150		Skilled Healthcare Group Inc (a)	7,687		42
Cepheid Inc (a)	90,777	2,909
Cerus Corp (a)	19,630	59		US Physical Therapy Inc	4,668		120
				Vanguard Health Systems Inc (a)	11,876		101
Conceptus Inc (a)	8,385	156
				WellCare Health Plans Inc (a)	106,571		6,908
Cooper Cos Inc/The	29,118	2,191					$51,733
Cyberonics Inc (a)	27,875	1,207
Cynosure Inc (a)	2,086	52		Holding Companies - Diversified - 0.00%
DexCom Inc (a)	17,787	196		Primoris Services Corp	3,488		43
Endologix Inc (a)	96,996	1,140
Exactech Inc (a)	2,206	37
				Home Builders - 0.39%
Female Health Co/The	7,831	48		Cavco Industries Inc (a)	2,684		128
Genomic Health Inc (a)	4,544	153
				Meritage Homes Corp (a)	23,960		841
Gen-Probe Inc (a)	171,365	14,170
				Pulte Group Inc (a)	122,000		1,379
Haemonetics Corp (a)	6,862	493
HeartWare International Inc (a)	46,066	4,113		Ryland Group Inc/The	123,408		2,947
Henry Schein Inc (a)	106,021	7,931					$5,295
ICU Medical Inc (a)	3,083	164		Home Furnishings - 1.79%
IDEXX Laboratories Inc (a)	64,516	5,688		DTS Inc/CA (a)	7,295		136
ImmunoCellular Therapeutics Ltd (a)	17,605	56		Ethan Allen Interiors Inc	5,738		118
Insulet Corp (a)	12,949	253		Harman International Industries Inc	191,564		7,730
Integra LifeSciences Holdings Corp (a)	3,048	117		La-Z-Boy Inc (a)	6,590		79
IRIS International Inc (a)	6,875	71		Select Comfort Corp (a)	425,876		11,077
Luminex Corp (a)	11,301	194		Skullcandy Inc (a)	370,023		5,332
MAKO Surgical Corp (a)	9,797	125		TiVo Inc (a)	17,259		150
Masimo Corp (a)	309,474	6,932					$24,622
Medtox Scientific Inc (a)	2,995	81
Merge Healthcare Inc (a)	23,403	69		Housewares - 0.01%
				Libbey Inc (a)	8,862		129
Meridian Bioscience Inc	10,957	183
Merit Medical Systems Inc (a)	1,053	14
Natus Medical Inc (a)	7,796	96		Insurance - 0.32%
NuVasive Inc (a)	72,806	1,521		Amtrust Financial Services Inc	1,210		36
NxStage Medical Inc (a)	370,935	5,583		Brown & Brown Inc	115,200		2,908
OraSure Technologies Inc (a)	13,159	140		eHealth Inc (a)	8,460		155
Orthofix International NV (a)	4,663	191		Employers Holdings Inc	2,717		49
PhotoMedex Inc (a),(b)	4,783	66		First American Financial Corp	4,172		76
PSS World Medical Inc (a)	476,232	9,948		Greenlight Capital Re Ltd (a)	3,385		80
QIAGEN NV (a)	47,300	833		Montpelier Re Holdings Ltd ADR	2,746		56
Quidel Corp (a)	7,641	120		Navigators Group Inc/The (a)	1,819		88
Rochester Medical Corp (a)	4,016	40		RLI Corp	12,500		805
Rockwell Medical Technologies Inc (a)	8,769	79		Tower Group Inc	8,097		151
Sirona Dental Systems Inc (a)	139,073	6,012
Spectranetics Corp (a)	13,873	164					$4,404
STAAR Surgical Co (a)	15,683	81		Internet - 4.75%
STERIS Corp	11,549	348		Active Network Inc/The (a)	10,624		151
SurModics Inc (a)	1,496	24		Ancestry.com Inc (a)	8,381		280
Tornier NV (a)	4,667	102		Angie's List Inc (a)	8,497		110
Unilife Corp (a)	32,809	104		Bankrate Inc (a)	11,089		177
Utah Medical Products Inc	1,454	49		Bazaarvoice Inc (a)	408,500		6,332
Vascular Solutions Inc (a)	6,844	91		Blucora Inc (a)	1,856		28
Volcano Corp (a)	431,145	11,404		Blue Nile Inc (a)	6,116		157
West Pharmaceutical Services Inc	5,858	292		Boingo Wireless Inc (a)	6,821		59
Young Innovations Inc	756	27		BroadSoft Inc (a)	205,594		5,048
		$88,754		Cogent Communications Group Inc	12,426		229
				comScore Inc (a)	8,439		130
Healthcare - Services - 3.77%				Constant Contact Inc (a)	7,819		131
Air Methods Corp (a)	3,477	379		DealerTrack Holdings Inc (a)	332,016		9,685
AMERIGROUP Corp (a)	249,006	22,380		Dice Holdings Inc (a)	20,167		152
Amsurg Corp (a)	30,531	901		ExactTarget Inc (a)	243,088		5,542
Bio-Reference Labs Inc (a)	6,383	158		Global Sources Ltd (a)	4,307		26
Capital Senior Living Corp (a)	10,507	118		HealthStream Inc (a)	5,294		148

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Internet (continued)				Metal Fabrication & Hardware (continued)
HomeAway Inc (a)	284,335	$6,528		RBC Bearings Inc (a)	153,455		$7,188
IAC/InterActiveCorp	82,000	4,314		Sun Hydraulics Corp	5,172		117
Internap Network Services Corp (a)	11,595	75		Valmont Industries Inc	131,203		16,254
Liquidity Services Inc (a)	82,758	3,783					$23,823
magicJack VocalTec Ltd (a)	4,516	100
Move Inc (a)	17,343	160		Mining - 0.05%
NIC Inc	16,988	229		AMCOL International Corp	5,693		175
				Coeur d'Alene Mines Corp (a)	10,251		167
OpenTable Inc (a)	6,231	227
Pandora Media Inc (a)	983,775	9,710		Gold Resource Corp	8,281		148
Perficient Inc (a)	10,636	141		Materion Corp	667		13
Responsys Inc (a)	86,596	965		Noranda Aluminum Holding Corp	14,388		90
				United States Lime & Minerals Inc (a)	704		32
Sapient Corp	369,340	3,679		US Antimony Corp (a)	23,757		67
Sourcefire Inc (a)	8,181	418
				US Silica Holdings Inc (a)	5,075		53
Spark Networks Inc (a)	4,954	29
Stamps.com Inc (a)	6,114	129					$745
Synacor Inc (a)	2,813	27		Miscellaneous Manufacturing - 2.65%
TIBCO Software Inc (a)	124,309	3,492		Actuant Corp	264,912		7,539
Travelzoo Inc (a)	3,081	67		AO Smith Corp	63,599		3,143
TripAdvisor Inc (a)	50,859	1,903		AZZ Inc	7,072		217
ValueClick Inc (a)	13,417	211		Blount International Inc (a)	13,127		187
VirnetX Holding Corp (a)	10,021	237		Carlisle Cos Inc	95,975		4,846
Web.com Group Inc (a)	9,589	149		CLARCOR Inc	14,074		681
Websense Inc (a)	10,003	150		EnPro Industries Inc (a)	4,667		161
XO Group Inc (a)	11,311	97		Handy & Harman Ltd (a)	2,111		28
Zix Corp (a)	26,262	64		Hexcel Corp (a)	754,711		17,578
		$65,269		Hillenbrand Inc	15,106		261
Investment Companies - 0.00%				John Bean Technologies Corp	12,493		183
Main Street Capital Corp	838	20		Koppers Holdings Inc	5,652		186
				LSB Industries Inc (a)	5,038		162
				Myers Industries Inc	9,300		153
Leisure Products & Services - 0.94%				Park-Ohio Holdings Corp (a)	3,341		57
Arctic Cat Inc (a)	3,466	153		Raven Industries Inc	8,738		286
Brunswick Corp/DE	24,462	538		Smith & Wesson Holding Corp (a)	17,787		180
Interval Leisure Group Inc	10,821	198		Standex International Corp	1,248		53
Life Time Fitness Inc (a)	260,559	11,832		Sturm Ruger & Co Inc	5,077		251
Town Sports International Holdings Inc (a)	10,013	129		Trimas Corp (a)	8,110		176
		$12,850					$36,328
Lodging - 0.46%				Office Furnishings - 0.61%
Ameristar Casinos Inc	7,354	124		Herman Miller Inc	16,340		299
Gaylord Entertainment Co (a)	4,970	183		HNI Corp	12,207		324
Orient-Express Hotels Ltd (a)	657,266	5,994		Interface Inc	571,047		7,572
		$6,301		Knoll Inc	9,344		128
Machinery - Diversified - 3.61%				Steelcase Inc	4,534		39
Altra Holdings Inc	7,260	120					$8,362
Applied Industrial Technologies Inc	11,449	425		Oil & Gas - 1.78%
Cascade Corp	190	9		Alon USA Energy Inc	3,416		37
Chart Industries Inc (a)	141,006	9,145		Apco Oil and Gas International Inc	3,869		65
Cognex Corp	11,967	405		Approach Resources Inc (a)	7,782		205
DXP Enterprises Inc (a)	3,886	172		Arabian American Development Co (a)	8,816		84
Gardner Denver Inc	133,704	7,618		Berry Petroleum Co	13,927		530
Gorman-Rupp Co/The	4,155	115		Bonanza Creek Energy Inc (a)	659		12
IDEX Corp	381,184	14,542		BPZ Resources Inc (a)	10,371		24
iRobot Corp (a)	6,202	141		Carrizo Oil & Gas Inc (a)	10,522		265
Lindsay Corp	3,561	252		Clayton Williams Energy Inc (a)	240		10
Middleby Corp (a)	89,014	8,717		Contango Oil & Gas Co (a)	3,220		191
Robbins & Myers Inc	163,228	7,483		CREDO Petroleum Corp (a)	1,933		28
Sauer-Danfoss Inc	5,162	187		CVR Energy Inc	4,870		139
Tennant Co	5,108	213		Energy XXI Bermuda Ltd	15,450		482
		$49,544		Evolution Petroleum Corp (a)	7,148		60
				GeoResources Inc (a)	5,696		191
Media - 0.02%				Gulfport Energy Corp (a)	8,076		166
Belo Corp	14,786	101		Halcon Resources Corp (a)	15,227		100
Demand Media Inc (a)	9,639	107
				Isramco Inc (a)	449		48
Sinclair Broadcast Group Inc	1,446	15		Kodiak Oil & Gas Corp (a)	63,539		531
		$223		Laredo Petroleum Holdings Inc (a)	179,450		4,124
Metal Fabrication & Hardware - 1.73%				Magnum Hunter Resources Corp - Warrants	2,431		—
Dynamic Materials Corp	2,125	35		(a),(b),(c)
Haynes International Inc	2,936	141		Matador Resources Co (a)	445,923		4,669
Mueller Industries Inc	2,063	88		Midstates Petroleum Co Inc (a)	4,854		41

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Oil & Gas (continued)				Pharmaceuticals (continued)
Northern Oil and Gas Inc (a)	17,061	$269		Onyx Pharmaceuticals Inc (a)	62,060		$4,653
Oasis Petroleum Inc (a)	298,067	7,803		Opko Health Inc (a)	28,125		119
Panhandle Oil and Gas Inc	2,914	89		Optimer Pharmaceuticals Inc (a)	251,276		3,433
Rex Energy Corp (a)	107,252	1,360		Orexigen Therapeutics Inc (a)	16,473		81
Rosetta Resources Inc (a)	14,317	597		Osiris Therapeutics Inc (a)	6,144		54
SM Energy Co	40,480	1,906		Par Pharmaceutical Cos Inc (a)	7,570		378
Vaalco Energy Inc (a)	15,564	114		Pernix Therapeutics Holdings (a)	4,036		31
Venoco Inc (a)	12,688	118		Pharmacyclics Inc (a)	87,247		4,642
W&T Offshore Inc	1,050	19		POZEN Inc (a)	10,668		67
Warren Resources Inc (a)	4,777	11		Progenics Pharmaceuticals Inc (a)	13,059		68
Western Refining Inc	9,113	214		Questcor Pharmaceuticals Inc (a)	192,647		7,103
		$24,502		Raptor Pharmaceutical Corp (a)	21,620		108
				Rigel Pharmaceuticals Inc (a)	13,925		152
Oil & Gas Services - 2.31%				Sagent Pharmaceuticals Inc (a)	4,148		81
C&J Energy Services Inc (a)	5,910	111
				Salix Pharmaceuticals Ltd (a)	22,700		1,017
Dril-Quip Inc (a)	61,838	4,534
				Santarus Inc (a)	22,369		163
Flotek Industries Inc (a)	13,246	129
				Schiff Nutrition International Inc (a)	5,772		101
Forum Energy Technologies Inc (a)	133,761	2,787
				Sciclone Pharmaceuticals Inc (a)	24,530		141
Global Geophysical Services Inc (a)	7,164	42
				SIGA Technologies Inc (a)	14,422		42
ION Geophysical Corp (a)	35,501	236
				Sucampo Pharmaceuticals Inc (a)	5,324		21
Lufkin Industries Inc	8,965	413		Synageva BioPharma Corp (a)	59,666		2,987
Matrix Service Co (a)	1,589	16
				Synutra International Inc (a)	7,649		43
Mitcham Industries Inc (a)	2,711	48
				TESARO Inc (a)	128,780		1,708
Oceaneering International Inc	147,778	7,639		Theravance Inc (a)	41,726		1,215
Oil States International Inc (a)	99,986	7,269
				USANA Health Sciences Inc (a)	2,727		123
OYO Geospace Corp (a)	1,822	173
				Ventrus Biosciences Inc (a)	5,505		20
Pioneer Energy Services Corp (a)	5,533	44
				Vivus Inc (a)	27,227		573
Superior Energy Services Inc (a)	143,902	3,118
				Zogenix Inc (a)	16,078		35
Targa Resources Corp	7,799	344					$72,163
TGC Industries Inc (a)	6,295	44
Thermon Group Holdings Inc (a)	225,171	4,837		Pipelines - 0.01%
		$31,784		Crosstex Energy Inc	9,256		125
Packaging & Containers - 0.01%
AEP Industries Inc (a)	1,800	84		Real Estate - 0.04%
				HFF Inc (a)	12,078		158
				Sovran Self Storage Inc	7,460		426
Pharmaceuticals - 5.25%							$584
Achillion Pharmaceuticals Inc (a)	330,154	2,186
Acura Pharmaceuticals Inc (a)	4,255	8		REITS - 0.38%
Akorn Inc (a)	642,268	8,779		Acadia Realty Trust	12,379		296
Alkermes PLC (a)	29,520	549		Alexander's Inc	591		253
Allos Therapeutics Inc (a)	34,461	61		Associated Estates Realty Corp	8,035		120
Amicus Therapeutics Inc (a)	13,019	64		Coresite Realty Corp	4,409		118
Anika Therapeutics Inc (a)	5,088	62		DuPont Fabros Technology Inc	8,147		219
Antares Pharma Inc (a)	22,006	106		EastGroup Properties Inc	7,526		402
Array BioPharma Inc (a)	38,498	198		Glimcher Realty Trust	34,066		341
Auxilium Pharmaceuticals Inc (a)	12,783	344		Highwoods Properties Inc	16,933		574
BioDelivery Sciences International Inc (a)	9,187	44		Inland Real Estate Corp	14,936		119
BioScrip Inc (a)	5,179	33		LTC Properties Inc	2,889		103
Biospecifics Technologies Corp (a)	1,983	36		Monmouth Real Estate Investment Corp	7,767		87
Catamaran Corp (a)	202,500	17,113		National Health Investors Inc	6,905		371
Cumberland Pharmaceuticals Inc (a)	2,837	17		Omega Healthcare Investors Inc	29,721		720
Depomed Inc (a)	22,531	124		Potlatch Corp	6,058		210
Dusa Pharmaceuticals Inc (a)	9,794	54		PS Business Parks Inc	4,306		291
Furiex Pharmaceuticals Inc (a)	3,179	61		Saul Centers Inc	3,114		130
Hi-Tech Pharmacal Co Inc (a)	1,779	61		Strategic Hotels & Resorts Inc (a)	36,610		222
Idenix Pharmaceuticals Inc (a)	18,041	183		Sun Communities Inc	6,321		294
Impax Laboratories Inc (a)	18,162	404		Urstadt Biddle Properties Inc	7,533		143
Infinity Pharmaceuticals Inc (a)	8,601	150		Washington Real Estate Investment Trust	5,911		158
Ironwood Pharmaceuticals Inc (a)	306,142	3,940					$5,171
Isis Pharmaceuticals Inc (a)	26,772	324
Jazz Pharmaceuticals PLC (a)	11,256	541		Retail - 10.66%
				Aeropostale Inc (a)	19,590		386
MAP Pharmaceuticals Inc (a)	214,250	3,023
				AFC Enterprises Inc (a)	6,677		148
Medicis Pharmaceutical Corp	15,577	513		America's Car-Mart Inc/TX (a)	3,454		158
Medivation Inc (a)	25,800	2,572
				ANN Inc (a)	223,813		6,061
Natural Grocers by Vitamin Cottage Inc (a)	36,400	738
				Asbury Automotive Group Inc (a)	6,761		177
Nature's Sunshine Products Inc	4,417	68
Nektar Therapeutics (a)	19,434	166		Benihana Inc	1,493		24
				Biglari Holdings Inc (a)	48		18
Neogen Corp (a)	6,150	237
				BJ's Restaurants Inc (a)	116,565		4,614
Neurocrine Biosciences Inc (a)	17,184	131
Obagi Medical Products Inc (a)	7,429	114		Bob Evans Farms Inc	1,711		66

See accompanying notes

Schedule of Investments SmallCap Growth Fund I July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Retail (continued)				Semiconductors (continued)
Body Central Corp (a)	6,984	$72		Ceva Inc (a)	9,767	$152
Bravo Brio Restaurant Group Inc (a)	7,778	141		Cirrus Logic Inc (a)	17,868	657
Buckle Inc/The	7,247	280		Entegris Inc (a)	275,208	2,215
Buffalo Wild Wings Inc (a)	15,489	1,124		Fairchild Semiconductor International Inc (a)	421,591	5,843
Cabela's Inc (a)	237,278	10,901		GT Advanced Technologies Inc (a)	28,155	144
Caribou Coffee Co Inc (a)	9,321	106		Hittite Microwave Corp (a)	8,555	433
Casey's General Stores Inc	9,181	546		Mellanox Technologies Ltd (a)	100,980	10,589
Cash America International Inc	4,081	156		Micrel Inc	14,177	132
Cato Corp/The	7,441	208		Microsemi Corp (a)	296,649	5,743
CEC Entertainment Inc	5,181	179		Monolithic Power Systems Inc (a)	8,524	165
Cheesecake Factory Inc/The	15,537	521		Power Integrations Inc	7,681	271
Chico's FAS Inc	251,900	3,859		QLogic Corp (a)	10,311	119
Coinstar Inc (a)	8,435	401		Semtech Corp (a)	349,479	8,349
Collective Brands Inc (a)	14,542	313		Standard Microsystems Corp (a)	6,442	238
Cracker Barrel Old Country Store Inc	5,271	330		Teradyne Inc (a)	537,040	7,900
Denny's Corp (a)	32,600	142		Ultratech Inc (a)	63,278	2,013
Destination Maternity Corp	2,598	46		Veeco Instruments Inc (a)	275,324	9,832
Dick's Sporting Goods Inc	171,659	8,432		Volterra Semiconductor Corp (a)	202,898	4,663
DineEquity Inc (a)	4,161	222				$69,021
Domino's Pizza Inc	79,477	2,713
DSW Inc	16,726	989		Software - 6.23%
				ACI Worldwide Inc (a)	58,786	2,587
Einstein Noah Restaurant Group Inc	2,146	36		Actuate Corp (a)	19,922	129
Express Inc (a)	24,521	395
				Advent Software Inc (a)	8,914	203
Ezcorp Inc (a)	9,834	221
Finish Line Inc/The	8,318	174		American Software Inc/Georgia	9,451	76
				Aspen Technology Inc (a)	452,864	10,588
First Cash Financial Services Inc (a)	6,890	276
				athenahealth Inc (a)	19,415	1,777
Five Below Inc (a)	47,883	1,405
				Audience Inc (a)	99,559	1,797
Francesca's Holdings Corp (a)	351,630	11,045
				AVG Technologies NV (a)	2,463	25
Genesco Inc (a)	6,709	444
GNC Holdings Inc	15,916	613		Blackbaud Inc	12,494	337
				Bottomline Technologies Inc (a)	4,348	83
Gordmans Stores Inc (a)	3,653	62
Hibbett Sports Inc (a)	165,582	10,062		Broadridge Financial Solutions Inc	349,494	7,399
				CommVault Systems Inc (a)	178,767	8,674
Hot Topic Inc	11,549	117
HSN Inc	10,753	456		Computer Programs & Systems Inc	2,857	141
				Concur Technologies Inc (a)	65,961	4,455
Jack in the Box Inc (a)	8,533	230
				Cornerstone OnDemand Inc (a)	8,035	191
Jos A Bank Clothiers Inc (a)	7,432	314
				CSG Systems International Inc (a)	8,453	149
Lumber Liquidators Holdings Inc (a)	244,020	10,319
				Deltek Inc (a)	8,946	116
Men's Wearhouse Inc	4,707	128
MSC Industrial Direct Co Inc	19,952	1,371		Ebix Inc	5,798	126
				EPAM Systems Inc (a)	2,100	34
Nathan's Famous Inc (a)	1,153	35
				Epocrates Inc (a)	7,545	57
Panera Bread Co (a)	56,898	8,961
Pantry Inc/The (a)	714	10		Fair Isaac Corp	9,490	411
				Greenway Medical Technologies (a)	2,048	28
Papa John's International Inc (a)	5,149	263
				Guidance Software Inc (a)	5,429	53
Penske Automotive Group Inc	4,730	113		Guidewire Software Inc (a)	5,362	138
PetMed Express Inc	8,623	84		Informatica Corp (a)	170,342	5,027
Pier 1 Imports Inc	125,848	2,075		Innodata Inc (a)	9,821	38
Pricesmart Inc	91,129	6,563		Interactive Intelligence Group Inc (a)	337,067	8,791
Roundy's Inc	8,635	83		JDA Software Group Inc (a)	4,189	124
rue21 inc (a)	6,281	155
				Market Leader Inc (a)	8,245	44
Ruth's Hospitality Group Inc (a)	15,216	102
				MedAssets Inc (a)	10,435	138
Sonic Corp (a)	13,394	133
				Medidata Solutions Inc (a)	5,622	199
Susser Holdings Corp (a)	29,358	1,060
				Mediware Information Systems (a)	1,109	15
Systemax Inc (a)	243	3
				MicroStrategy Inc (a)	2,138	249
Texas Roadhouse Inc	17,106	296		MModal Inc (a)	10,745	154
Ulta Salon Cosmetics & Fragrance Inc	94,609	8,031
Vera Bradley Inc (a)	8,398	191		Monotype Imaging Holdings Inc	9,465	139
				NetSuite Inc (a)	17,000	941
Vitamin Shoppe Inc (a)	300,047	16,479
				Omnicell Inc (a)	1,712	22
World Fuel Services Corp	253,038	10,246		Parametric Technology Corp (a)	32,662	703
Zumiez Inc (a)	291,115	10,577
				PDF Solutions Inc (a)	10,420	97
		$146,461		Pegasystems Inc	326,393	9,067
Savings & Loans - 0.01%				PROS Holdings Inc (a)	8,618	120
Beneficial Mutual Bancorp Inc (a)	1,844	16		QAD Inc (a)	2,791	39
Investors Bancorp Inc (a)	3,187	52		QLIK Technologies Inc (a)	147,519	2,950
Oritani Financial Corp	6,831	96		Quality Systems Inc	10,354	167
		$164		Quest Software Inc (a)	15,500	433
				RealPage Inc (a)	8,046	179
Semiconductors - 5.03%				SciQuest Inc (a)	7,897	134
Applied Micro Circuits Corp (a)	676,842	3,872
				SolarWinds Inc (a)	118,742	6,340
Cabot Microelectronics Corp	6,581	193		SS&C Technologies Holdings Inc (a)	4,008	97
Cavium Inc (a)	203,470	5,498
				Synchronoss Technologies Inc (a)	7,012	134

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Software (continued)				Transportation (continued)
Take-Two Interactive Software Inc (a)	18,674	$164		Quality Distribution Inc (a)	3,450	$35
Tangoe Inc (a)	88,765	1,704		RailAmerica Inc (a)	7,078	194
Tyler Technologies Inc (a)	8,333	325		Roadrunner Transportation Systems Inc (a)	302,896	5,292
Ultimate Software Group Inc (a)	81,881	7,325		Saia Inc (a)	1,311	30
Verint Systems Inc (a)	5,669	158		Swift Transportation Co (a)	21,596	179
		$85,591		UTI Worldwide Inc	471,273	6,244
				Werner Enterprises Inc	9,094	210
Storage & Warehousing - 0.00%						$43,955
Wesco Aircraft Holdings Inc (a)	3,215	43
				Trucking & Leasing - 0.02%
Telecommunications - 2.16%				TAL International Group Inc	4,010	137
8x8 Inc (a)	30,539	167		Textainer Group Holdings Ltd	2,962	111
Acme Packet Inc (a)	257,513	4,082				$248
ADTRAN Inc	17,680	382		Water - 0.03%
Allot Communications Ltd (a)	37,200	914		American States Water Co	855	35
Anixter International Inc	4,807	274		California Water Service Group	9,049	167
Arris Group Inc (a)	6,395	81		Connecticut Water Service Inc	2,473	75
Aruba Networks Inc (a)	26,704	379		SJW Corp	1,884	44
Atlantic Tele-Network Inc	3,886	136		York Water Co	4,167	75
Aware Inc	4,416	27				$396
CalAmp Corp (a)	12,397	93		TOTAL COMMON STOCKS		$1,290,241
Calix Inc (a)	5,993	28
Ciena Corp (a)	471,490	7,558			Maturity
Cincinnati Bell Inc (a)	30,662	118		REPURCHASE AGREEMENTS - 5.59%	Amount (000's)	Value (000's)
Comverse Technology Inc (a)	61,197	332		Banks - 5.59%
Consolidated Communications Holdings Inc	6,960	110		Investment in Joint Trading Account; Credit	$20,329	$20,329
EXFO Inc (a)	519,639	2,448		Suisse Repurchase Agreement; 0.15%
Extreme Networks (a)	40,663	130		dated 07/31/2012 maturing 08/01/2012
EZchip Semiconductor Ltd (a)	43,541	1,597		(collateralized by US Government
General Communication Inc (a)	16,736	158		Securities; $20,735,161; 3.88% - 9.00%;
Globecomm Systems Inc (a)	7,862	80		dated 11/15/18 - 08/15/40)
HickoryTech Corp	5,284	56		Investment in Joint Trading Account; Deutsche	21,082	21,081
Infinera Corp (a)	23,557	130		Bank Repurchase Agreement; 0.18% dated
InterDigital Inc/PA	10,593	289		07/31/2012 maturing 08/01/2012
Iridium Communications Inc (a)	2,033	18		(collateralized by US Government
Ixia (a)	11,781	183		Securities; $21,503,128; 0.00% - 8.95%;
Leap Wireless International Inc (a)	6,111	35		dated 08/15/12 - 10/15/37)
LogMeIn Inc (a)	6,108	116		Investment in Joint Trading Account; JP	15,811	15,812
Loral Space & Communications Inc	2,896	208		Morgan Repurchase Agreement; 0.17%
Lumos Networks Corp	6,059	54		dated 07/31/2012 maturing 08/01/2012
MetroPCS Communications Inc (a)	151,900	1,331		(collateralized by US Government
Netgear Inc (a)	191,505	6,632		Securities; $16,127,346; 0.00% - 10.35%;
NTELOS Holdings Corp	6,006	127		dated 08/15/12 - 05/15/42)
Orbcomm Inc (a)	7,657	24		Investment in Joint Trading Account; Merrill	19,605	19,604
Palo Alto Networks Inc (a)	7,938	454		Lynch Repurchase Agreement; 0.16%
Plantronics Inc	4,734	155		dated 07/31/2012 maturing 08/01/2012
Premiere Global Services Inc (a)	4,993	46		(collateralized by US Government
Primus Telecommunications Group Inc	5,251	83		Securities; $19,996,774; 0.00% - 5.63%;
RF Micro Devices Inc (a)	11,468	44		dated 05/02/13 - 11/23/35)
RigNet Inc (a)	5,320	99				$76,826
Telular Corp	4,318	41		TOTAL REPURCHASE AGREEMENTS		$76,826
Tessco Technologies Inc	1,185	22		Total Investments		$1,367,067
Ubiquiti Networks Inc (a)	4,523	64		Other Assets in Excess of Liabilities, Net - 0.46%		$6,278
ViaSat Inc (a)	8,960	343		TOTAL NET ASSETS - 100.00%		$1,373,345
		$29,648
Toys, Games & Hobbies - 0.11%				(a) Non-Income Producing Security
LeapFrog Enterprises Inc (a)	133,931	1,539		(b) Security is Illiquid
				(c)	Market value is determined in accordance with procedures established in
Transportation - 3.20%				good faith by the Board of Directors. At the end of the period, the value of
Celadon Group Inc	8,656	129		these securities totaled $0 or 0.00% of net assets.
Forward Air Corp	7,927	265
Genesee & Wyoming Inc (a)	151,349	9,394
Gulfmark Offshore Inc (a)	2,514	90
Heartland Express Inc	10,393	145
HUB Group Inc (a)	8,648	257
Kirby Corp (a)	146,608	7,737
Knight Transportation Inc	646,757	9,914
Landstar System Inc	67,987	3,359
Old Dominion Freight Line Inc (a)	11,346	481

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2012 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		29 .51%
Consumer, Cyclical		17 .50%
Industrial		16 .24%
Technology		14 .03%
Financial		9.45%
Communications		6.93%
Energy		4.13%
Basic Materials		1.70%
Utilities		0.05%
Diversified		0.00%
Other Assets in Excess of Liabilities, Net		0.46%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; September 2012	Long	984	$76,182	$77,205	$1,023
Total					$1,023

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
July 31, 2012 (unaudited)

COMMON STOCKS - 96.34%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Aerospace & Defense - 1.78%				Biotechnology - 3.90%
Astronics Corp (a)	857	$26		Acorda Therapeutics Inc (a)	1,946		$47
CPI Aerostructures Inc (a)	449	5		Affymax Inc (a)	1,822		30
Cubic Corp	442	22		Agenus Inc (a)	1,107		5
GenCorp Inc (a)	3,782	32		Alnylam Pharmaceuticals Inc (a)	49,885		933
HEICO Corp	2,726	97		AMAG Pharmaceuticals Inc (a)	1,353		21
Kaman Corp	1,164	38		Arena Pharmaceuticals Inc (a)	8,805		74
LMI Aerospace Inc (a)	336	6		Arqule Inc (a)	4,859		29
Moog Inc (a)	407	15		BioCryst Pharmaceuticals Inc (a)	3,923		17
National Presto Industries Inc	40	3		Cambrex Corp (a)	1,221		11
Teledyne Technologies Inc (a)	646	40		Coronado Biosciences Inc (a)	1,104		7
Triumph Group Inc	40,386	2,525		Cubist Pharmaceuticals Inc (a)	3,171		136
		$2,809		Curis Inc (a)	4,866		24
				Dendreon Corp (a)	7,769		37
Agriculture - 0.04%				Discovery Laboratories Inc (a)	3,536		9
Alico Inc	123	4		Dynavax Technologies Corp (a)	7,699		30
Star Scientific Inc (a)	6,428	24
				Emergent Biosolutions Inc (a)	422		6
Vector Group Ltd	1,757	30		Exact Sciences Corp (a)	2,521		26
		$58		Exelixis Inc (a)	7,324		46
Airlines - 1.15%				Halozyme Therapeutics Inc (a)	4,385		39
Alaska Air Group Inc (a)	3,484	121		Immunogen Inc (a)	2,656		43
Allegiant Travel Co (a)	773	55		Immunomedics Inc (a)	5,098		18
Hawaiian Holdings Inc (a)	2,220	14		Incyte Corp Ltd (a)	72,960		1,823
Republic Airways Holdings Inc (a)	2,121	10		Medicines Co/The (a)	2,760		69
Spirit Airlines Inc (a)	70,648	1,520		Momenta Pharmaceuticals Inc (a)	1,443		20
US Airways Group Inc (a)	8,400	96		NewLink Genetics Corp (a)	1,033		12
				NPS Pharmaceuticals Inc (a)	192,723		1,486
		$1,816		Omeros Corp (a)	1,832		17
Apparel - 1.21%				PDL BioPharma Inc	6,051		41
Crocs Inc (a)	102,193	1,569		Repligen Corp (a)	2,215		9
Oxford Industries Inc	632	27		Seattle Genetics Inc (a)	4,162		109
RG Barry Corp	636	8		Sequenom Inc (a)	202,863		570
Steven Madden Ltd (a)	1,988	80		Spectrum Pharmaceuticals Inc (a)	3,008		42
True Religion Apparel Inc	1,280	34		Trius Therapeutics Inc (a)	1,983		11
Warnaco Group Inc/The (a)	1,822	78		Verastem Inc (a)	36,941		345
Wolverine World Wide Inc	2,465	110					$6,142
		$1,906
				Building Materials - 1.00%
Automobile Manufacturers - 0.01%				American DG Energy Inc (a)	1,754		4
Wabash National Corp (a)	2,874	19		Apogee Enterprises Inc	36,498		591
				Drew Industries Inc (a)	724		19
Automobile Parts & Equipment - 0.52%				Eagle Materials Inc	2,321		81
Commercial Vehicle Group Inc (a)	2,230	17		Headwaters Inc (a)	4,873		30
				Interline Brands Inc (a)	268		7
Cooper Tire & Rubber Co	2,731	48		Nortek Inc (a)	632		32
Dana Holding Corp	1,214	16
Dorman Products Inc (a)	1,240	36		Patrick Industries Inc (a)	316		4
Meritor Inc (a)	1,817	8		Trex Co Inc (a)	29,364		748
Tenneco Inc (a)	21,953	643		USG Corp (a)	3,268		53
Titan International Inc	2,084	43					$1,569
		$811		Chemicals - 0.35%
Banks - 6.91%				Aceto Corp	498		4
Arrow Financial Corp	62	1		American Vanguard Corp	1,427		33
Bank of the Ozarks Inc	76,777	2,472		Balchem Corp	1,253		42
Bridge Capital Holdings (a)	216	3		Chemtura Corp (a)	3,515		48
Cass Information Systems Inc	708	27		Georgia Gulf Corp	1,109		36
CoBiz Financial Inc	25,923	174		Hawkins Inc	730		28
Signature Bank/New York NY (a)	25,216	1,626		HB Fuller Co	2,667		78
Susquehanna Bancshares Inc	134,511	1,434		Innophos Holdings Inc	971		56
SVB Financial Group (a)	32,253	1,864		Innospec Inc (a)	229		7
Texas Capital Bancshares Inc (a)	51,187	2,206		KMG Chemicals Inc	622		11
Walker & Dunlop Inc (a)	82,831	1,047		Landec Corp (a)	505		4
Westamerica Bancorporation	842	39		Olin Corp	2,408		49
				Omnova Solutions Inc (a)	3,504		26
		$10,893
				PolyOne Corp	3,764		55
Beverages - 0.07%				Quaker Chemical Corp	289		13
Boston Beer Co Inc/The (a)	422	45		Stepan Co	406		36
Coca-Cola Bottling Co Consolidated	380	26		TPC Group Inc (a)	745		29
Craft Brew Alliance Inc (a)	268	2					$555
Peet's Coffee & Tea Inc (a)	584	44
		$117		Coal - 0.02%
				SunCoke Energy Inc (a)	2,180		35

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Commercial Services - 2.58%				Computers (continued)
Acacia Research Corp (a)	2,510	$71		Electronics for Imaging Inc (a)	240		$3
Accretive Health Inc (a)	3,133	43		Fortinet Inc (a)	59,160		1,420
Advisory Board Co/The (a)	1,528	69		iGate Corp (a)	1,490		24
American Public Education Inc (a)	861	22		j2 Global Inc	1,935		58
AMN Healthcare Services Inc (a)	1,794	10		LivePerson Inc (a)	2,814		53
Arbitron Inc	1,307	46		Manhattan Associates Inc (a)	1,002		47
AVEO Pharmaceuticals Inc (a)	1,599	21		Mentor Graphics Corp (a)	2,571		39
Avis Budget Group Inc (a)	4,683	67		MTS Systems Corp	808		35
Barrett Business Services Inc	557	15		Netscout Systems Inc (a)	1,873		44
Bridgepoint Education Inc (a)	1,371	12		RealD Inc (a)	1,668		16
Brink's Co/The	2,387	55		Stratasys Inc (a)	910		56
Capella Education Co (a)	1,100	29		Super Micro Computer Inc (a)	2,079		26
Cardtronics Inc (a)	2,256	70		Synaptics Inc (a)	1,738		46
CDI Corp	135	2		Syntel Inc	771		45
Chemed Corp	981	62		Unisys Corp (a)	1,783		35
Corporate Executive Board Co	1,493	69					$2,936
Corvel Corp (a)	455	21
CoStar Group Inc (a)	1,343	111		Consumer Products - 0.12%
				ACCO Brands Corp (a)	2,619		22
Deluxe Corp	1,729	49		AT Cross Co (a)	678		7
Dollar Thrifty Automotive Group Inc (a)	746	55
Electro Rent Corp	152	3		Blyth Inc	828		28
				Prestige Brands Holdings Inc (a)	1,739		29
ExamWorks Group Inc (a)	445	6
ExlService Holdings Inc (a)	1,320	33		Spectrum Brands Holdings Inc	1,009		37
				Tumi Holdings Inc (a)	1,761		32
Forrester Research Inc	639	18
Franklin Covey Co (a)	775	8		WD-40 Co	822		39
Global Cash Access Holdings Inc (a)	3,362	22					$194
Grand Canyon Education Inc (a)	2,023	34		Cosmetics & Personal Care - 0.03%
Green Dot Corp (a)	1,232	13		Elizabeth Arden Inc (a)	1,128		44
Hackett Group Inc/The (a)	1,960	9
Healthcare Services Group Inc	2,962	64
Heartland Payment Systems Inc	1,932	61		Distribution & Wholesale - 3.98%
HMS Holdings Corp (a)	3,793	130		Beacon Roofing Supply Inc (a)	2,425		64
Huron Consulting Group Inc (a)	1,158	39		Core-Mark Holding Co Inc	113		6
Insperity Inc	1,091	29		Houston Wire & Cable Co	520		6
Integramed America Inc (a)	411	6		MWI Veterinary Supply Inc (a)	42,445		3,866
Intersections Inc	679	10		Owens & Minor Inc	2,719		77
K12 Inc (a)	1,095	20		Pool Corp	2,393		88
Kenexa Corp (a)	35,554	847		Titan Machinery Inc (a)	853		24
Landauer Inc	448	25		United Stationers Inc	185		5
MAXIMUS Inc	1,700	86		Watsco Inc	1,521		103
Medifast Inc (a)	1,057	30		WESCO International Inc (a)	36,420		2,029
Monro Muffler Brake Inc	1,513	50					$6,268
Multi-Color Corp	60	1		Diversified Financial Services - 0.61%
National Research Corp	200	10		BGC Partners Inc	4,343		22
On Assignment Inc (a)	2,169	34
				Cohen & Steers Inc	821		27
PAREXEL International Corp(a)	2,998	82		Credit Acceptance Corp (a)	404		39
PRGX Global Inc (a)	1,670	13		DFC Global Corp (a)	2,175		42
Providence Service Corp/The (a)	192	2
RPX Corp (a)	1,551	19		Diamond Hill Investment Group Inc	196		15
				Duff & Phelps Corp	682		10
ServiceSource International Inc(a)	2,190	25		Ellie Mae Inc (a)	1,723		35
Sotheby's	1,205	35		Encore Capital Group Inc (a)	878		25
Standard Parking Corp (a)	1,214	26
Steiner Leisure Ltd (a)	745	31		Epoch Holding Corp	1,302		27
				Evercore Partners Inc - Class A	213		5
Strayer Education Inc	607	44		Financial Engines Inc (a)	16,269		305
Team Health Holdings Inc (a)	1,432	38		FX Alliance Inc (a)	476		10
Team Inc (a)	923	29
TMS International Corp (a)	404	4		GAMCO Investors Inc	514		23
TNS Inc (a)	1,240	21		Greenhill & Co Inc	1,282		51
				MarketAxess Holdings Inc	1,875		57
TrueBlue Inc(a)	1,526	23		Nationstar Mortgage Holdings Inc (a)	1,022		22
United Rentals Inc (a)	33,184	959		Netspend Holdings Inc (a)	2,476		22
Valassis Communications Inc (a)	1,328	30		Portfolio Recovery Associates Inc (a)	885		75
VistaPrint NV (a)	1,891	65
				Pzena Investment Management Inc	665		3
Wright Express Corp(a)	1,987	128		Regional Management Corp (a)	385		6
		$4,061		Stifel Financial Corp (a)	1,452		44
Computers - 1.86%				Virtus Investment Partners Inc (a)	311		26
3D Systems Corp(a)	25,111	954		WageWorks Inc (a)	319		4
CACI International Inc (a)	158	9		Westwood Holdings Group Inc	542		20
Datalink Corp (a)	1,216	9		World Acceptance Corp (a)	606		43
Digimarc Corp	480	12					$958
Echelon Corp (a)	1,658	5

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Electric - 0.01%				Environmental Control (continued)
Ormat Technologies Inc	398	$7		Rentech Inc (a)	12,211		$24
Otter Tail Corp	153	4		Tetra Tech Inc (a)	2,611		67
		$11		TRC Cos Inc (a)	1,058		7
				US Ecology Inc	938		18
Electrical Components & Equipment - 0.24%							$233
Acuity Brands Inc	2,145	124
Belden Inc	2,028	65		Food - 0.45%
Coleman Cable Inc	579	5		Arden Group Inc	48		4
EnerSys (a)	904	31		B&G Foods Inc	2,577		72
Generac Holdings Inc	901	21		Cal-Maine Foods Inc	652		25
Graham Corp	792	13		Chefs' Warehouse Inc/The (a)	877		14
Littelfuse Inc	1,012	54		Hain Celestial Group Inc (a)	1,931		108
Powell Industries Inc (a)	313	11		Harris Teeter Supermarkets Inc	484		20
Universal Display Corp (a)	1,752	56		J&J Snack Foods Corp	788		46
		$380		Lancaster Colony Corp	949		66
				Lifeway Foods Inc	313		3
Electronics - 3.40%				Post Holdings Inc (a)	857		25
Analogic Corp	613	39		Sanderson Farms Inc	1,013		37
Badger Meter Inc	748	25		Snyders-Lance Inc	2,090		49
Coherent Inc (a)	550	27
Cymer Inc (a)	580	33		SUPERVALU Inc	8,422		21
				Tootsie Roll Industries Inc	1,155		28
Daktronics Inc	509	4		TreeHouse Foods Inc (a)	1,270		71
FARO Technologies Inc (a)	68,480	2,947
				United Natural Foods Inc (a)	2,154		117
FEI Co	1,801	86					$706
II-VI Inc (a)	53,932	941
InvenSense Inc (a)	2,972	38		Forest Products & Paper - 0.11%
LeCroy Corp (a)	1,012	14		Buckeye Technologies Inc	1,179		36
Mesa Laboratories Inc	206	10		Clearwater Paper Corp (a)	822		29
Multi-Fineline Electronix Inc (a)	112	3		Deltic Timber Corp	558		35
NVE Corp (a)	369	20		Neenah Paper Inc	761		20
OSI Systems Inc (a)	1,024	66		Orchids Paper Products Co	219		4
Plexus Corp (a)	1,247	36		PH Glatfelter Co	573		9
Rogers Corp (a)	549	20		Schweitzer-Mauduit International Inc	591		40
Sypris Solutions Inc	562	3					$173
Taser International Inc (a)	4,535	25
Woodward Inc	3,578	120		Gas - 0.03%
Zagg Inc (a)	80,026	889		Piedmont Natural Gas Co Inc	491		16
Zygo Corp (a)	179	3		South Jersey Industries Inc	528		28
		$5,349					$44
Energy - Alternate Sources - 0.21%				Hand & Machine Tools - 0.04%
Clean Energy Fuels Corp (a)	2,914	41		Franklin Electric Co Inc	1,149		65
Gevo Inc (a)	72,519	281
Renewable Energy Group Inc (a)	313	2		Healthcare - Products - 3.78%
Saratoga Resources Inc (a)	1,447	9		Abaxis Inc (a)	1,110		40
		$333		ABIOMED Inc (a)	1,673		38
				Accuray Inc (a)	3,598		23
Engineering & Construction - 0.09%				Align Technology Inc (a)	47,003		1,596
Argan Inc	74	1		ArthroCare Corp (a)	1,155		34
Dycom Industries Inc (a)	1,482	26
				AtriCure Inc (a)	1,029		9
Exponent Inc (a)	656	34
MasTec Inc (a)	2,848	45		Atrion Corp	117		24
Mistras Group Inc (a)	1,246	28		Cantel Medical Corp	1,061		28
				Cepheid Inc (a)	38,367		1,229
MYR Group Inc (a)	922	15
				Cerus Corp (a)	3,625		11
		$149		Conceptus Inc (a)	1,549		29
Entertainment - 1.98%				Cyberonics Inc (a)	1,398		60
Carmike Cinemas Inc (a)	43,597	606		Cynosure Inc (a)	385		10
Churchill Downs Inc	341	19		DexCom Inc (a)	3,285		36
Lions Gate Entertainment Corp (a)	3,742	50		Endologix Inc (a)	2,770		32
Multimedia Games Holding Co Inc (a)	2,184	31		Exactech Inc (a)	445		7
National CineMedia Inc	1,499	21		Female Health Co/The	1,446		9
Shuffle Master Inc (a)	153,805	2,247		Genomic Health Inc (a)	888		30
Six Flags Entertainment Corp	2,007	116		Greatbatch Inc (a)	49,380		1,127
Vail Resorts Inc	560	28		Haemonetics Corp (a)	1,266		91
		$3,118		HeartWare International Inc (a)	623		56
				ICU Medical Inc (a)	569		30
Environmental Control - 0.15%				ImmunoCellular Therapeutics Ltd (a)	3,252		10
Calgon Carbon Corp (a)	2,277	32		Insulet Corp (a)	2,392		47
Ceco Environmental Corp	481	4		Integra LifeSciences Holdings Corp (a)	563		22
Darling International Inc (a)	1,875	31		IRIS International Inc (a)	1,270		13
EnergySolutions Inc (a)	1,707	3		Luminex Corp (a)	2,087		36
Mine Safety Appliances Co	1,368	47		MAKO Surgical Corp (a)	1,809		23

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Healthcare - Products (continued)				Insurance - 0.08%
Masimo Corp (a)	2,590	$58		Amtrust Financial Services Inc	223		$7
Medtox Scientific Inc (a)	554	15		eHealth Inc (a)	1,562		29
Merge Healthcare Inc (a)	4,321	13		Employers Holdings Inc	501		9
Meridian Bioscience Inc	2,023	34		First American Financial Corp	770		14
Merit Medical Systems Inc (a)	195	3		Greenlight Capital Re Ltd (a)	625		15
Natus Medical Inc (a)	1,440	18		Montpelier Re Holdings Ltd ADR	507		10
NuVasive Inc (a)	851	18		Navigators Group Inc/The (a)	336		16
NxStage Medical Inc (a)	2,464	37		Tower Group Inc	1,495		28
OraSure Technologies Inc (a)	2,430	26					$128
Orthofix International NV (a)	889	36
PhotoMedex Inc (a),(b)	42,344	588		Internet - 3.88%
				Active Network Inc/The (a)	1,962		28
PSS World Medical Inc (a)	2,531	53
				Ancestry.com Inc (a)	1,547		52
Quidel Corp (a)	1,412	22
				Angie's List Inc (a)	1,569		20
Rochester Medical Corp (a)	741	7
				Bankrate Inc (a)	2,048		33
Rockwell Medical Technologies Inc (a)	1,620	15
				Bazaarvoice Inc (a)	24,371		378
Spectranetics Corp (a)	2,735	32
				Blucora Inc (a)	327		5
STAAR Surgical Co (a)	2,897	15
				Blue Nile Inc (a)	1,129		29
STERIS Corp	2,134	64		Boingo Wireless Inc (a)	1,260		11
SurModics Inc (a)	276	4
				Brightcove Inc (a)	39,677		588
Tornier NV (a)	862	19
				BroadSoft Inc (a)	1,405		34
Unilife Corp (a)	6,061	19
Utah Medical Products Inc	268	9		Cogent Communications Group Inc	2,295		42
				comScore Inc (a)	1,559		24
Vascular Solutions Inc (a)	1,263	17
				Constant Contact Inc (a)	1,442		24
Volcano Corp (a)	2,668	71
				DealerTrack Holdings Inc (a)	1,938		57
West Pharmaceutical Services Inc	1,082	54		Dice Holdings Inc (a)	3,725		28
Young Innovations Inc	148	5		ExactTarget Inc (a)	34,134		778
		$5,952		Global Sources Ltd (a)	795		5
Healthcare - Services - 2.50%				HealthStream Inc (a)	978		27
Acadia Healthcare Co Inc (a)	105,683	1,706		HomeAway Inc (a)	10,470		240
Air Methods Corp (a)	642	70		Internap Network Services Corp (a)	2,142		14
Amsurg Corp (a)	827	24		Liquidity Services Inc (a)	1,204		55
Bio-Reference Labs Inc (a)	1,179	29		magicJack VocalTec Ltd (a)	834		18
Capital Senior Living Corp (a)	1,941	22		Move Inc (a)	3,203		29
Centene Corp (a)	2,576	98		NIC Inc	3,108		42
Emeritus Corp (a)	1,397	24		OpenTable Inc (a)	1,150		42
Ensign Group Inc/The	864	24		Pandora Media Inc (a)	19,230		190
HealthSouth Corp (a)	4,039	90		Perficient Inc (a)	1,964		26
IPC The Hospitalist Co Inc (a)	39,852	1,714		Responsys Inc (a)	2,918		33
Magellan Health Services Inc (a)	113	5		Saba Software Inc (a)	135,845		1,133
Metropolitan Health Networks Inc (a)	2,227	19		Sapient Corp	6,223		62
Molina Healthcare Inc (a)	196	5		Sourcefire Inc (a)	36,273		1,852
Skilled Healthcare Group Inc (a)	1,420	8		Spark Networks Inc (a)	915		5
US Physical Therapy Inc	864	22		Stamps.com Inc (a)	1,129		24
Vanguard Health Systems Inc (a)	2,193	19		Synacor Inc (a)	519		5
WellCare Health Plans Inc (a)	1,043	67		Travelzoo Inc (a)	569		12
		$3,946		ValueClick Inc (a)	2,479		39
				VirnetX Holding Corp (a)	1,851		44
Holding Companies - Diversified - 0.01%				Web.com Group Inc (a)	1,771		27
Primoris Services Corp	645	8		Websense Inc (a)	1,847		28
				XO Group Inc (a)	2,089		18
Home Builders - 1.61%				Zix Corp (a)	4,871		12
Cavco Industries Inc (a)	495	24					$6,113
Hovnanian Enterprises Inc (a)	515,289	1,195
Meritage Homes Corp (a)	36,859	1,294		Investment Companies - 0.00%
Ryland Group Inc/The	1,110	26		Main Street Capital Corp	154		4
		$2,539
				Iron & Steel - 0.56%
Home Furnishings - 1.03%				Carpenter Technology Corp	18,390		880
DTS Inc/CA (a)	1,347	25
Ethan Allen Interiors Inc	1,060	22
La-Z-Boy Inc (a)	1,217	14		Leisure Products & Services - 0.71%
Select Comfort Corp (a)	30,171	785		Arctic Cat Inc (a)	640		28
Skullcandy Inc (a)	52,369	755		Black Diamond Inc (a)	85,792		844
TiVo Inc (a)	3,189	28		Brunswick Corp/DE	4,519		100
		$1,629		Interval Leisure Group Inc	1,998		37
				Life Time Fitness Inc (a)	2,010		91
Housewares - 0.02%				Town Sports International Holdings Inc (a)	1,849		24
Libbey Inc (a)	1,674	24
							$1,124
				Lodging - 0.04%
				Ameristar Casinos Inc	1,357		23

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Lodging (continued)				Office Furnishings - 0.12%
Gaylord Entertainment Co (a)	918	$34		Herman Miller Inc	3,018		$55
		$57		HNI Corp	2,254		60
				Interface Inc	2,958		39
Machinery - Construction & Mining - 0.29%				Knoll Inc	1,727		24
Terex Corp (a)	23,295	454
				Steelcase Inc	837		7
							$185
Machinery - Diversified - 3.43%
Altra Holdings Inc	1,340	22		Oil & Gas - 3.12%
				Alon USA Energy Inc	633		7
Applied Industrial Technologies Inc	2,114	79		Apco Oil and Gas International Inc	714		12
Cascade Corp	32	1		Approach Resources Inc (a)	1,437		38
Chart Industries Inc (a)	23,095	1,498
				Arabian American Development Co (a)	1,628		15
Cognex Corp	2,210	75
DXP Enterprises Inc (a)	718	32		Berry Petroleum Co	2,571		98
				Bonanza Creek Energy Inc (a)	122		2
Gorman-Rupp Co/The	767	21		BPZ Resources Inc (a)	1,914		4
iRobot Corp (a)	1,146	26
				Carrizo Oil & Gas Inc (a)	1,942		49
Lindsay Corp	21,257	1,508		Cheniere Energy Inc (a)	50,836		693
Middleby Corp (a)	20,802	2,037
				Clayton Williams Energy Inc (a)	45		2
Robbins & Myers Inc	797	36		Contango Oil & Gas Co (a)	593		35
Sauer-Danfoss Inc	953	34		CREDO Petroleum Corp (a)	357		5
Tennant Co	942	39		CVR Energy Inc	900		26
		$5,408		Energy XXI Bermuda Ltd	2,855		89
Media - 0.61%				Evolution Petroleum Corp (a)	1,320		11
Belo Corp	2,731	18		GeoResources Inc (a)	1,052		35
Demand Media Inc (a)	1,780	20		Gulfport Energy Corp (a)	43,327		893
Martha Stewart Living Omnimedia	87,470	284		Halcon Resources Corp (a)	2,812		18
Sinclair Broadcast Group Inc	63,090	644		Isramco Inc (a)	82		9
		$966		Kodiak Oil & Gas Corp (a)	11,737		98
				Magnum Hunter Resources Corp (a)	394,134		1,498
Metal Fabrication & Hardware - 0.23%				Magnum Hunter Resources Corp - Warrants	28,772		—
Dynamic Materials Corp	392	7		(a),(b),(c)
Haynes International Inc	542	26		Matador Resources Co (a)	953		10
Mueller Industries Inc	380	16		Midstates Petroleum Co Inc (a)	896		8
RBC Bearings Inc (a)	989	46		Northern Oil and Gas Inc (a)	3,151		50
Rexnord Corp (a)	12,921	251		Oasis Petroleum Inc (a)	3,970		104
Sun Hydraulics Corp	953	21		Panhandle Oil and Gas Inc	537		16
		$367		Rex Energy Corp (a)	70,282		891
Mining - 0.67%				Rosetta Resources Inc (a)	2,643		110
Allied Nevada Gold Corp (a)	35,548	919		Vaalco Energy Inc (a)	2,875		21
				Venoco Inc (a)	2,344		22
AMCOL International Corp	1,051	32
Coeur d'Alene Mines Corp (a)	1,893	31		W&T Offshore Inc	194		3
				Warren Resources Inc (a)	826		2
Gold Resource Corp	1,529	27
Materion Corp	123	2		Western Refining Inc	1,684		40
Noranda Aluminum Holding Corp	2,658	17					$4,914
United States Lime & Minerals Inc (a)	130	6
				Oil & Gas Services - 1.20%
US Antimony Corp (a)	4,388	12		C&J Energy Services Inc (a)	1,091		21
US Silica Holdings Inc (a)	937	10		Dril-Quip Inc (a)	1,997		146
		$1,056		Flotek Industries Inc (a)	2,446		24
				Forum Energy Technologies Inc (a)	21,673		452
Miscellaneous Manufacturing - 1.15%				Global Geophysical Services Inc (a)	1,328		8
Actuant Corp	1,051	30		Hornbeck Offshore Services Inc (a)	23,690		1,003
AO Smith Corp	554	27		ION Geophysical Corp (a)	6,556		44
AZZ Inc	1,306	40
Blount International Inc (a)	2,423	35		Lufkin Industries Inc	1,655		76
CLARCOR Inc	2,600	126		Matrix Service Co (a)	285		3
EnPro Industries Inc (a)	862	30		Mitcham Industries Inc (a)	499		9
Handy & Harman Ltd (a)	390	5		OYO Geospace Corp (a)	335		32
Hexcel Corp (a)	5,030	117		Pioneer Energy Services Corp (a)	1,022		8
Hillenbrand Inc	2,791	48		Targa Resources Corp	1,440		63
				TGC Industries Inc (a)	1,162		8
John Bean Technologies Corp	2,307	34
Koppers Holdings Inc	1,043	34					$1,897
LSB Industries Inc (a)	928	30
				Packaging & Containers - 0.01%
Myers Industries Inc	1,718	28		AEP Industries Inc (a)	332		16
Park-Ohio Holdings Corp (a)	574	10
Raven Industries Inc	33,458	1,095
Smith & Wesson Holding Corp (a)	3,285	33		Pharmaceuticals - 8.58%
Standex International Corp	236	10		Achillion Pharmaceuticals Inc (a)	122,586		811
Sturm Ruger & Co Inc	937	46		Acura Pharmaceuticals Inc (a)	788		1
Trimas Corp (a)	1,498	33		Akorn Inc (a)	85,682		1,171
				Alkermes PLC (a)	5,454		101
		$1,811		Allos Therapeutics Inc (a)	6,366		11

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Pharmaceuticals (continued)				REITS (continued)
Amicus Therapeutics Inc (a)	2,405	$12		Highwoods Properties Inc	3,128		$106
Anika Therapeutics Inc (a)	939	11		Inland Real Estate Corp	2,759		22
Antares Pharma Inc (a)	4,065	20		LTC Properties Inc	533		19
Array BioPharma Inc (a)	7,111	36		Monmouth Real Estate Investment Corp	1,434		16
Auxilium Pharmaceuticals Inc (a)	2,359	64		National Health Investors Inc	1,275		68
BioDelivery Sciences International Inc (a)	1,697	8		Omega Healthcare Investors Inc	5,490		133
BioScrip Inc (a)	956	6		Potlatch Corp	1,119		39
Biospecifics Technologies Corp (a)	365	7		PS Business Parks Inc	795		54
Cumberland Pharmaceuticals Inc (a)	524	3		Saul Centers Inc	575		24
Depomed Inc (a)	4,547	25		Strategic Hotels & Resorts Inc (a)	6,763		41
Dusa Pharmaceuticals Inc (a)	132,918	727		Sun Communities Inc	1,167		54
Furiex Pharmaceuticals Inc (a)	587	11		Tanger Factory Outlet Centers	14,080		453
Hi-Tech Pharmacal Co Inc (a)	328	11		Urstadt Biddle Properties Inc	1,391		26
Idenix Pharmaceuticals Inc (a)	33,142	336		Washington Real Estate Investment Trust	1,092		29
Impax Laboratories Inc (a)	3,355	74					$1,408
Infinity Pharmaceuticals Inc (a)	1,588	28
Ironwood Pharmaceuticals Inc (a)	3,315	43		Retail - 15.26%
				Aeropostale Inc (a)	69,792		1,376
Isis Pharmaceuticals Inc (a)	4,945	60
				AFC Enterprises Inc (a)	1,234		27
Jazz Pharmaceuticals PLC (a)	46,689	2,244
				America's Car-Mart Inc/TX (a)	638		29
Medicis Pharmaceutical Corp	2,877	95		ANN Inc (a)	2,585		70
Medivation Inc (a)	21,699	2,163
				Asbury Automotive Group Inc (a)	1,249		33
Nature's Sunshine Products Inc	818	13
Nektar Therapeutics (a)	3,590	31		Benihana Inc	275		4
				Biglari Holdings Inc (a)	8		3
Neogen Corp (a)	1,135	44
				BJ's Restaurants Inc (a)	37,404		1,480
Neurocrine Biosciences Inc (a)	3,173	24
Obagi Medical Products Inc (a)	1,371	21		Bob Evans Farms Inc	316		12
				Body Central Corp (a)	70,747		731
Opko Health Inc (a)	5,193	22
				Bravo Brio Restaurant Group Inc (a)	69,052		1,248
Optimer Pharmaceuticals Inc (a)	2,270	31
Orexigen Therapeutics Inc (a)	3,043	15		Buckle Inc/The	1,337		52
				Buffalo Wild Wings Inc (a)	940		68
Osiris Therapeutics Inc (a)	1,239	11
				Cabela's Inc (a)	2,142		98
Par Pharmaceutical Cos Inc (a)	16,793	839
				Caribou Coffee Co Inc (a)	1,722		20
Pernix Therapeutics Holdings (a)	745	6
Pharmacyclics Inc (a)	2,724	145		Casey's General Stores Inc	1,696		101
POZEN Inc (a)	1,969	12		Cash America International Inc	752		29
Progenics Pharmaceuticals Inc (a)	2,412	13		Cato Corp/The	1,372		38
Questcor Pharmaceuticals Inc (a)	2,691	99		CEC Entertainment Inc	956		33
Raptor Pharmaceutical Corp (a)	3,994	20		Cheesecake Factory Inc/The	2,869		96
				Chuy's Holdings Inc (a)	14,499		252
Rigel Pharmaceuticals Inc (a)	2,572	28
				Coinstar Inc (a)	1,556		74
Sagent Pharmaceuticals Inc (a)	75,090	1,464
				Collective Brands Inc (a)	2,686		58
Salix Pharmaceuticals Ltd (a)	15,507	695
Santarus Inc (a)	4,130	30		Cracker Barrel Old Country Store Inc	974		61
				Denny's Corp (a)	6,022		26
Sarepta Therapeutics Inc (a)	15,862	144
Schiff Nutrition International Inc (a)	1,066	19		Destination Maternity Corp	480		9
				DineEquity Inc (a)	767		41
Sciclone Pharmaceuticals Inc (a)	4,531	26
SIGA Technologies Inc (a)	2,663	8		Domino's Pizza Inc	2,932		100
Sucampo Pharmaceuticals Inc (a)	983	4		Einstein Noah Restaurant Group Inc	347		6
				Express Inc (a)	4,529		73
Synageva BioPharma Corp (a)	15,707	786
				Ezcorp Inc (a)	1,816		41
Synutra International Inc (a)	1,413	8
				Fifth & Pacific Cos Inc (a)	101,080		1,120
Theravance Inc (a)	2,702	79
USANA Health Sciences Inc (a)	503	23		Finish Line Inc/The	1,536		32
				First Cash Financial Services Inc (a)	1,273		51
Ventrus Biosciences Inc (a)	1,017	4
				Francesca's Holdings Corp (a)	73,970		2,323
Vivus Inc (a)	36,351	765
				Genesco Inc (a)	1,239		82
Zogenix Inc (a)	2,970	6
		$13,514		GNC Holdings Inc	42,245		1,628
				Gordmans Stores Inc (a)	674		11
Pipelines - 0.01%				Hibbett Sports Inc (a)	43,845		2,665
Crosstex Energy Inc	1,709	23		Hot Topic Inc	2,134		22
				HSN Inc	1,985		84
				Jack in the Box Inc (a)	1,576		43
Real Estate - 0.07%				Jos A Bank Clothiers Inc (a)	1,371		58
HFF Inc (a)	2,229	29
				Lumber Liquidators Holdings Inc (a)	1,392		59
Sovran Self Storage Inc	1,378	79		Mattress Firm Holding Corp (a)	39,683		1,157
		$108		Men's Wearhouse Inc	869		24
REITS - 0.89%				Nathan's Famous Inc (a)	213		6
Acadia Realty Trust	2,286	55		Pantry Inc/The (a)	131		2
Alexander's Inc	109	47		Papa John's International Inc (a)	951		49
Associated Estates Realty Corp	1,484	22		Penske Automotive Group Inc	873		21
Coresite Realty Corp	814	22		PetMed Express Inc	1,592		15
DuPont Fabros Technology Inc	1,505	41		Pier 1 Imports Inc	4,919		81
EastGroup Properties Inc	1,390	74		Pricesmart Inc	953		69
Glimcher Realty Trust	6,292	63		Red Robin Gourmet Burgers Inc (a)	26,884		802

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Retail (continued)				Software (continued)
Roundy's Inc	1,595	$15		Medidata Solutions Inc (a)	1,121		$40
rue21 inc (a)	1,160	29		Mediware Information Systems (a)	205		3
Rush Enterprises Inc - Class A (a)	27,149	438		MicroStrategy Inc (a)	394		46
Ruth's Hospitality Group Inc (a)	2,810	19		MModal Inc (a)	1,985		28
Sonic Corp (a)	2,474	25		Monotype Imaging Holdings Inc	1,747		26
Susser Holdings Corp (a)	380	14		Omnicell Inc (a)	317		4
Systemax Inc (a)	42	1		Parametric Technology Corp (a)	6,033		130
Teavana Holdings Inc (a)	44,686	500		PDF Solutions Inc (a)	1,925		18
Texas Roadhouse Inc	75,820	1,313		Pegasystems Inc	868		24
Tilly's Inc (a)	54,848	911		PROS Holdings Inc (a)	1,590		22
Ulta Salon Cosmetics & Fragrance Inc	24,945	2,117		QAD Inc (a)	515		7
Vera Bradley Inc (a)	1,551	35		QLIK Technologies Inc (a)	44,416		888
Vitamin Shoppe Inc (a)	30,585	1,680		Quality Systems Inc	1,911		31
Wet Seal Inc/The (a)	76,556	210		Quest Software Inc (a)	2,863		80
Zumiez Inc (a)	1,108	40		RealPage Inc (a)	1,484		33
		$24,040		SciQuest Inc (a)	1,458		25
				SS&C Technologies Holdings Inc (a)	740		18
Savings & Loans - 0.02%				Synchronoss Technologies Inc (a)	48,574		929
Beneficial Mutual Bancorp Inc (a)	340	3
				Take-Two Interactive Software Inc (a)	3,449		30
Investors Bancorp Inc (a)	588	9
				Tangoe Inc (a)	1,315		25
Oritani Financial Corp	1,261	18		Tyler Technologies Inc (a)	1,539		60
		$30		Ultimate Software Group Inc (a)	31,640		2,831
Semiconductors - 3.13%				Verint Systems Inc (a)	1,047		29
Cabot Microelectronics Corp	1,215	36					$7,814
Cavium Inc (a)	54,708	1,478
Ceva Inc (a)	1,804	28		Storage & Warehousing - 0.01%
				Wesco Aircraft Holdings Inc (a)	592		8
Cirrus Logic Inc (a)	3,300	121
GT Advanced Technologies Inc (a)	5,202	27
Hittite Microwave Corp (a)	1,579	80		Telecommunications - 4.23%
Inphi Corp (a)	46,885	516		8x8 Inc (a)	5,641		31
Integrated Device Technology Inc (a)	127,478	642		ADTRAN Inc	3,266		71
Micrel Inc	2,506	23		Anixter International Inc	888		51
Microsemi Corp (a)	39,147	758		Arris Group Inc (a)	1,181		15
Monolithic Power Systems Inc (a)	48,464	940		Aruba Networks Inc (a)	111,771		1,585
Power Integrations Inc	1,418	50		Atlantic Tele-Network Inc	717		25
QLogic Corp (a)	1,904	22		Aware Inc	815		5
Semtech Corp (a)	2,891	69		CalAmp Corp (a)	2,290		17
Standard Microsystems Corp (a)	1,190	44		Calix Inc (a)	1,107		5
Ultratech Inc (a)	1,290	41		Ciena Corp (a)	3,878		62
Veeco Instruments Inc (a)	797	28		Cincinnati Bell Inc (a)	5,664		22
Volterra Semiconductor Corp (a)	1,275	29		Comverse Technology Inc (a)	11,305		61
		$4,932		Consolidated Communications Holdings Inc	1,286		20
				Extreme Networks (a)	7,511		24
Software - 4.96%				Finisar Corp (a)	31,480		391
ACI Worldwide Inc (a)	1,771	78		General Communication Inc (a)	3,090		29
Actuate Corp (a)	3,680	24		Globecomm Systems Inc (a)	1,452		15
Advent Software Inc (a)	1,644	37
				HickoryTech Corp	979		11
American Software Inc/Georgia	1,713	14		Infinera Corp (a)	4,351		24
Aspen Technology Inc (a)	4,517	106
				InterDigital Inc/PA	1,957		53
athenahealth Inc (a)	1,794	164		IPG Photonics Corp (a)	44,662		2,315
AVG Technologies NV (a)	455	5		Iridium Communications Inc (a)	376		3
Blackbaud Inc	2,308	62		Ixia (a)	72,881		1,130
Bottomline Technologies Inc (a)	804	15		Leap Wireless International Inc (a)	1,128		6
CommVault Systems Inc (a)	2,284	111		LogMeIn Inc (a)	1,128		21
Computer Programs & Systems Inc	526	26		Loral Space & Communications Inc	535		39
Cornerstone OnDemand Inc (a)	1,484	35
				Lumos Networks Corp	1,118		10
CSG Systems International Inc (a)	1,561	28		Neonode Inc (a)	80,340		406
Deltek Inc (a)	1,651	22		Netgear Inc (a)	879		30
Ebix Inc	1,071	23		NTELOS Holdings Corp	1,108		24
EPAM Systems Inc (a)	388	6		Orbcomm Inc (a)	1,414		4
Epocrates Inc (a)	1,393	11
				Plantronics Inc	873		29
Fair Isaac Corp	1,753	76		Premiere Global Services Inc (a)	922		9
Greenway Medical Technologies (a)	378	5
				Primus Telecommunications Group Inc	970		15
Guidance Software Inc (a)	1,001	10		RF Micro Devices Inc (a)	2,127		8
Guidewire Software Inc (a)	990	25		RigNet Inc (a)	982		18
Infoblox Inc (a)	30,165	634
Innodata Inc (a)	1,814	7		Telular Corp	797		8
				Tessco Technologies Inc	219		4
JDA Software Group Inc (a)	774	23		Ubiquiti Networks Inc (a)	835		12
Jive Software Inc (a)	45,253	906		ViaSat Inc (a)	1,655		63
Market Leader Inc (a)	1,523	8
MedAssets Inc (a)	1,960	26					$6,671

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
July 31, 2012 (unaudited)

				(c) Market value is determined in accordance with procedures established in
				good faith by the Board of Directors. At the end of the period, the value of
COMMON STOCKS (continued)	Shares Held	Value(000	's)	these securities totaled $0 or 0.00% of net assets.
Toys, Games & Hobbies - 0.02%
LeapFrog Enterprises Inc (a)	2,555	$29
				Portfolio Summary (unaudited)
Transportation - 1.18%				Sector	Percent
Celadon Group Inc	1,599	24		Consumer, Cyclical	27 .67%
Forward Air Corp	1,463	49		Consumer, Non-cyclical	22 .05%
Genesee & Wyoming Inc (a)	1,787	111		Industrial	13 .02%
Gulfmark Offshore Inc (a)	464	17		Financial	11 .55%
Heartland Express Inc	1,920	27		Technology	9.95%
HUB Group Inc (a)	1,598	47		Communications	8.72%
Knight Transportation Inc	2,993	46		Energy	4.56%
Old Dominion Freight Line Inc (a)	2,096	89		Basic Materials	1.69%
Quality Distribution Inc (a)	637	6		Utilities	0.09%
RailAmerica Inc (a)	1,307	36		Diversified	0.01%
Roadrunner Transportation Systems Inc (a)	76,362	1,334		Other Assets in Excess of Liabilities, Net	0.69%
Saia Inc (a)	242	5		TOTAL NET ASSETS	100.00%
Swift Transportation Co (a)	3,989	33
Werner Enterprises Inc	1,679	39
		$1,863
Trucking & Leasing - 0.03%
TAL International Group Inc	741	25
Textainer Group Holdings Ltd	547	21
		$46
Water- 0.05%
American States Water Co	157	6
California Water Service Group	1,671	31
Connecticut Water Service Inc	457	14
SJW Corp	348	8
York Water Co	769	14
		$73
TOTAL COMMON STOCKS		$151,789
	Maturity
REPURCHASE AGREEMENTS - 2.97%	Amount (000's)	Value(000	's)
Banks- 2.97%
Investment in Joint Trading Account; Credit	$1,240	$1,240
Suisse Repurchase Agreement; 0.15%
dated 07/31/2012 maturing 08/01/2012
(collateralized by US Government
Securities; $1,264,872; 3.88% - 9.00%;
dated 11/15/18 - 08/15/40)
Investment in Joint Trading Account; Deutsche	1,286	1,286
Bank Repurchase Agreement; 0.18% dated
07/31/2012 maturing 08/01/2012
(collateralized by US Government
Securities; $1,311,719; 0.00% - 8.95%;
dated 08/15/12 - 10/15/37)
Investment in Joint Trading Account; JP	965	964
Morgan Repurchase Agreement; 0.17%
dated 07/31/2012 maturing 08/01/2012
(collateralized by US Government
Securities; $983,789; 0.00% - 10.35%;
dated 08/15/12 - 05/15/42)
Investment in Joint Trading Account; Merrill	1,196	1,196
Lynch Repurchase Agreement; 0.16%
dated 07/31/2012 maturing 08/01/2012
(collateralized by US Government
Securities; $1,219,829; 0.00% - 5.63%;
dated 05/02/13 - 11/23/35)
		$4,686
TOTAL REPURCHASE AGREEMENTS		$4,686
Total Investments		$156,475
Other Assets in Excess of Liabilities, Net - 0.69%		$1,080
TOTAL NET ASSETS - 100.00%		$157,555

(a)	Non-Income Producing Security
(b)	Security is Illiquid

See accompanying notes

Schedule of Investments SmallCap Growth Fund II July 31, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; September 2012	Long	63	$5,024	$4,943	$(81)
Total					$(81)
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2012 (unaudited)

COMMON STOCKS - 98.91%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.06%				Banks (continued)
Harte-Hanks Inc	45,171	$285		Susquehanna Bancshares Inc	192,426		$2,051
				Texas Capital Bancshares Inc (a)	40,882		1,762
				Tompkins Financial Corp	9,259		363
Aerospace & Defense - 1.95%				TrustCo Bank Corp NY	95,953		529
AAR Corp	41,268	586
Aerovironment Inc (a)	19,043	445		UMB Financial Corp	33,221		1,597
				Umpqua Holdings Corp	114,616		1,430
Cubic Corp	16,158	782		United Bankshares Inc/WV	46,347		1,080
Curtiss-Wright Corp	48,057	1,440		United Community Banks Inc/GA (a)	19,475		133
GenCorp Inc (a)	61,152	517
				Wilshire Bancorp Inc (a)	61,334		389
Kaman Corp	27,029	881
Moog Inc (a)	46,355	1,687		Wintrust Financial Corp	37,202		1,366
National Presto Industries Inc	4,934	328					$31,493
Orbital Sciences Corp (a)	60,421	791		Beverages - 0.39%
Teledyne Technologies Inc (a)	37,649	2,346		Boston Beer Co Inc/The (a)	8,715		939
		$9,803		Peet's Coffee & Tea Inc (a)	13,573		1,023
Agriculture - 0.20%							$1,962
Alliance One International Inc (a)	89,499	292		Biotechnology - 1.33%
Andersons Inc/The	18,856	716		Arqule Inc (a)	63,714		385
		$1,008		Cambrex Corp (a)	30,343		280
				Cubist Pharmaceuticals Inc (a)	64,878		2,794
Airlines - 0.29%				Emergent Biosolutions Inc (a)	25,558		373
Allegiant Travel Co (a)	15,529	1,104
				Enzo Biochem Inc (a)	34,423		52
SkyWest Inc	52,183	365		Medicines Co/The (a)	56,468		1,414
		$1,469		Momenta Pharmaceuticals Inc (a)	45,385		645
Apparel - 1.95%				Spectrum Pharmaceuticals Inc (a)	53,653		751
Crocs Inc (a)	92,106	1,414					$6,694
Iconix Brand Group Inc (a)	72,603	1,287
K-Swiss Inc (a)	28,079	87		Building Materials - 1.62%
Maidenform Brands Inc (a)	24,109	508		AAON Inc	19,112		349
Oxford Industries Inc	14,232	616		Apogee Enterprises Inc	28,972		469
Perry Ellis International Inc (a)	12,834	242		Comfort Systems USA Inc	38,328		375
				Drew Industries Inc (a)	19,621		527
Quiksilver Inc (a)	127,108	367
Skechers U.S.A. Inc (a)	37,895	756		Eagle Materials Inc	46,383		1,612
				Gibraltar Industries Inc (a)	31,155		297
Steven Madden Ltd (a)	40,409	1,634
				Griffon Corp	47,493		417
True Religion Apparel Inc	26,417	693		Headwaters Inc (a)	62,571		391
Wolverine World Wide Inc	49,848	2,215		NCI Building Systems Inc (a)	20,843		224
		$9,819		Quanex Building Products Corp	37,663		637
Automobile Parts & Equipment - 0.17%				Simpson Manufacturing Co Inc	41,567		1,008
Spartan Motors Inc	34,702	177		Texas Industries Inc	28,660		1,197
Standard Motor Products Inc	20,286	285		Universal Forest Products Inc	20,196		645
Superior Industries International Inc	24,231	414					$8,148
		$876		Chemicals - 1.93%
Banks - 6.26%				A Schulman Inc	30,236		661
Bank of the Ozarks Inc	29,379	946		American Vanguard Corp	23,952		560
BBCN Bancorp Inc (a)	79,893	906		Balchem Corp	29,975		999
Boston Private Financial Holdings Inc	80,061	753		Hawkins Inc	9,223		351
City Holding Co	15,054	497		HB Fuller Co	51,107		1,493
Columbia Banking System Inc	40,640	733		Innophos Holdings Inc	22,325		1,294
Community Bank System Inc	40,406	1,112		Kraton Performance Polymers Inc (a)	33,025		774
CVB Financial Corp	90,109	1,063		OM Group Inc (a)	33,181		521
First BanCorp/Puerto Rico (a)	21,114	80		PolyOne Corp	91,775		1,352
First Commonwealth Financial Corp	107,362	753		Quaker Chemical Corp	13,266		587
First Financial Bancorp	59,933	956		Stepan Co	8,581		761
First Financial Bankshares Inc	32,244	1,112		Zep Inc	22,725		347
First Midwest Bancorp Inc/IL	76,723	867					$9,700
FNB Corp/PA	142,949	1,555		Coal - 0.43%
Glacier Bancorp Inc	73,681	1,118		Cloud Peak Energy Inc (a)	62,523		1,035
Hanmi Financial Corp (a)	32,238	353
				SunCoke Energy Inc (a)	71,717		1,147
Home BancShares Inc/AR	22,742	686
Independent Bank Corp/Rockland MA	22,147	658					$2,182
National Penn Bancshares Inc	126,416	1,117		Commercial Services - 4.67%
NBT Bancorp Inc	34,042	715		ABM Industries Inc	49,533		921
Old National Bancorp/IN	96,977	1,187		American Public Education Inc (a)	18,467		464
PacWest Bancorp	34,385	788		AMN Healthcare Services Inc (a)	41,818		244
Pinnacle Financial Partners Inc (a)	35,430	693		Arbitron Inc	27,098		950
PrivateBancorp Inc	61,554	943		Capella Education Co (a)	13,816		366
S&T Bancorp Inc	29,616	489		Cardtronics Inc (a)	45,192		1,401
Simmons First National Corp	17,530	409		Career Education Corp (a)	54,406		256
Sterling Bancorp/NY	31,669	304		CDI Corp	13,218		214

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Commercial Services (continued)				Diversified Financial Services - 1.75%
Chemed Corp	19,697	$1,236		Calamos Asset Management Inc	20,831		$220
Consolidated Graphics Inc (a)	9,030	214		Encore Capital Group Inc (a)	22,514		630
Corinthian Colleges Inc (a)	87,249	176		Financial Engines Inc (a)	40,804		766
Corvel Corp (a)	6,510	300		Higher One Holdings Inc (a)	30,860		342
Cross Country Healthcare Inc (a)	31,488	144		Interactive Brokers Group Inc - A Shares	39,685		550
ExlService Holdings Inc (a)	16,980	419		Investment Technology Group Inc (a)	39,753		329
Forrester Research Inc	15,054	430		National Financial Partners Corp (a)	41,592		618
Geo Group Inc/The	62,930	1,455		Piper Jaffray Cos (a)	16,080		343
Healthcare Services Group Inc	68,784	1,491		Portfolio Recovery Associates Inc (a)	17,522		1,484
Heartland Payment Systems Inc	39,710	1,259		Stifel Financial Corp (a)	54,870		1,651
Heidrick & Struggles International Inc	18,424	246		SWS Group Inc (a)	30,314		174
Insperity Inc	23,186	608		Virtus Investment Partners Inc (a)	7,977		668
Kelly Services Inc	29,116	345		World Acceptance Corp (a)	14,306		1,019
Landauer Inc	9,683	552					$8,794
Lincoln Educational Services Corp	23,359	102
Live Nation Entertainment Inc (a)	151,997	1,356		Electric - 2.08%
MAXIMUS Inc	34,773	1,756		Allete Inc	34,381		1,425
Medifast Inc (a)	14,154	398		Avista Corp	60,102		1,664
Monro Muffler Brake Inc	31,649	1,047		CH Energy Group Inc	15,279		994
Navigant Consulting Inc (a)	53,106	618		El Paso Electric Co	41,011		1,388
On Assignment Inc (a)	44,147	688		NorthWestern Corp	37,230		1,375
PAREXEL International Corp (a)	61,345	1,688		UIL Holdings Corp	51,775		1,918
Resources Connection Inc	43,533	491		UNS Energy Corp	41,239		1,678
TeleTech Holdings Inc (a)	25,565	421					$10,442
TrueBlue Inc (a)	41,381	630		Electrical Components & Equipment - 1.16%
Universal Technical Institute Inc	21,990	253		Advanced Energy Industries Inc (a)	40,699		501
Viad Corp	20,747	360		Belden Inc	46,620		1,498
		$23,499		Encore Wire Corp	19,678		539
				EnerSys (a)	49,112		1,677
Computers - 2.68%
3D Systems Corp (a)	36,521	1,388		Littelfuse Inc	22,196		1,191
				Powell Industries Inc (a)	9,166		314
Agilysys Inc (a)	15,021	131
CACI International Inc (a)	27,278	1,540		Vicor Corp	20,128		135
CIBER Inc (a)	74,621	280					$5,855
iGate Corp (a)	31,051	494		Electronics - 3.76%
Insight Enterprises Inc (a)	45,488	762		American Science & Engineering Inc	9,088		518
j2 Global Inc	47,385	1,418		Analogic Corp	12,557		804
LivePerson Inc (a)	50,166	938		Badger Meter Inc	14,865		504
Manhattan Associates Inc (a)	20,810	972		Bel Fuse Inc	10,397		188
Mercury Computer Systems Inc (a)	31,712	370		Benchmark Electronics Inc (a)	59,059		931
MTS Systems Corp	16,468	716		Brady Corp	53,859		1,429
NCI Inc (a)	8,077	48		Checkpoint Systems Inc (a)	41,404		318
Netscout Systems Inc (a)	35,562	831		CTS Corp	34,887		311
Radisys Corp (a)	23,563	80		Cymer Inc (a)	31,690		1,813
Stratasys Inc (a)	21,809	1,336		Daktronics Inc	37,762		292
Super Micro Computer Inc (a)	28,897	359		Electro Scientific Industries Inc	24,926		309
Sykes Enterprises Inc (a)	40,054	592		ESCO Technologies Inc	27,380		986
Synaptics Inc (a)	34,498	910		FARO Technologies Inc (a)	17,333		746
Virtusa Corp (a)	19,175	290		FEI Co	38,861		1,854
		$13,455		II-VI Inc (a)	56,182		980
				Measurement Specialties Inc (a)	15,454		460
Consumer Products - 0.79%
American Greetings Corp	35,953	478		Methode Electronics Inc	37,922		334
				Newport Corp (a)	39,140		440
Blyth Inc	11,112	381		OSI Systems Inc (a)	20,338		1,313
Central Garden and Pet Co - A Shares (a)	43,649	498
Helen of Troy Ltd (a)	32,471	989		Park Electrochemical Corp	21,303		575
				Plexus Corp (a)	35,831		1,029
Prestige Brands Holdings Inc (a)	51,511	845
WD-40 Co	16,311	784		Pulse Electronics Corp	43,130		78
				Rofin-Sinar Technologies Inc (a)	29,240		530
		$3,975		Rogers Corp (a)	16,665		597
Cosmetics & Personal Care - 0.05%				TTM Technologies Inc (a)	52,854		578
Inter Parfums Inc	16,591	270		Watts Water Technologies Inc	30,091		1,012
							$18,929
Distribution & Wholesale - 1.09%				Engineering & Construction - 0.85%
Brightpoint Inc (a)	70,777	635		Aegion Corp (a)	40,214		700
MWI Veterinary Supply Inc (a)	13,039	1,188		Dycom Industries Inc (a)	34,435		600
Pool Corp	48,648	1,793		EMCOR Group Inc	68,364		1,800
ScanSource Inc (a)	28,249	816		Engility Holdings Inc (a)	16,623		242
United Stationers Inc	41,662	1,050		Exponent Inc (a)	13,737		710
		$5,482		Orion Marine Group Inc (a)	27,781		201
							$4,253

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Entertainment - 0.56%				Healthcare - Products (continued)
Marriott Vacations Worldwide Corp (a)	28,083	$871		Symmetry Medical Inc (a)	37,550		$291
Multimedia Games Holding Co Inc (a)	28,045	397		West Pharmaceutical Services Inc	34,699		1,727
Pinnacle Entertainment Inc (a)	64,054	695					$18,118
Shuffle Master Inc (a)	57,158	835
		$2,798		Healthcare - Services - 2.01%
				Air Methods Corp (a)	11,697		1,275
Environmental Control - 0.89%				Almost Family Inc (a)	8,401		185
Calgon Carbon Corp (a)	58,311	807		Amedisys Inc (a)	30,860		376
Darling International Inc (a)	120,471	1,990		Amsurg Corp (a)	32,406		957
Tetra Tech Inc (a)	64,971	1,671		Bio-Reference Labs Inc (a)	25,324		627
		$4,468		Centene Corp (a)	52,716		2,005
				Ensign Group Inc/The	17,051		478
Food - 2.70%				Gentiva Health Services Inc (a)	31,173		208
B&G Foods Inc	49,547	1,387		Healthways Inc (a)	34,218		384
Calavo Growers Inc	12,874	347		IPC The Hospitalist Co Inc (a)	16,976		730
Cal-Maine Foods Inc	14,675	554		Kindred Healthcare Inc (a)	54,185		513
Diamond Foods Inc	22,653	369		LHC Group Inc (a)	16,308		292
Hain Celestial Group Inc (a)	45,816	2,551
				Magellan Health Services Inc (a)	27,977		1,348
J&J Snack Foods Corp	14,875	860		Molina Healthcare Inc (a)	29,436		719
Nash Finch Co	12,518	240					$10,097
Sanderson Farms Inc	19,998	736
Seneca Foods Corp (a)	9,359	231		Home Builders - 0.67%
Snyders-Lance Inc	48,135	1,128		M/I Homes Inc (a)	19,274		320
Spartan Stores Inc	22,192	382		Meritage Homes Corp (a)	30,871		1,084
TreeHouse Foods Inc (a)	36,827	2,062		Ryland Group Inc/The	45,692		1,091
United Natural Foods Inc (a)	50,028	2,716		Standard Pacific Corp (a)	104,041		590
		$13,563		Winnebago Industries Inc (a)	29,940		303
Forest Products & Paper - 1.07%							$3,388
Buckeye Technologies Inc	40,366	1,216		Home Furnishings - 0.67%
Clearwater Paper Corp (a)	23,950	844		DTS Inc/CA (a)	19,205		358
Deltic Timber Corp	11,148	689		Ethan Allen Interiors Inc	26,608		549
KapStone Paper and Packaging Corp (a)	40,085	674		La-Z-Boy Inc (a)	52,984		634
Neenah Paper Inc	16,210	435		Select Comfort Corp (a)	58,089		1,511
Schweitzer-Mauduit International Inc	15,986	1,089		Universal Electronics Inc (a)	15,295		192
Wausau Paper Corp	50,508	429		VOXX International Corp (a)	19,418		145
		$5,376					$3,389
Gas - 2.06%				Housewares - 0.46%
Laclede Group Inc/The	23,034	962		Toro Co	61,318		2,306
New Jersey Resources Corp	42,563	1,954
Northwest Natural Gas Co	27,452	1,337		Insurance - 2.20%
Piedmont Natural Gas Co Inc	74,102	2,355		Amerisafe Inc(a)	18,592		464
South Jersey Industries Inc	31,141	1,646		eHealth Inc (a)	20,065		369
Southwest Gas Corp	47,234	2,109		Employers Holdings Inc	32,383		579
		$10,363		Horace Mann Educators Corp	40,628		709
Hand & Machine Tools - 0.22%				Infinity Property & Casualty Corp	12,098		699
Franklin Electric Co Inc	19,445	1,097		Meadowbrook Insurance Group Inc	51,742		364
				Navigators Group Inc/The (a)	11,044		535
				Presidential Life Corp	21,824		303
Healthcare - Products - 3.60%				ProAssurance Corp	31,396		2,812
Abaxis Inc (a)	22,218	793
Affymetrix Inc (a)	72,160	302		RLI Corp	17,163		1,105
Align Technology Inc (a)	71,615	2,432		Safety Insurance Group Inc	15,674		664
				Selective Insurance Group Inc	56,138		969
Cantel Medical Corp	21,294	556		Stewart Information Services Corp	19,831		339
CONMED Corp	28,978	795		Tower Group Inc	40,396		753
CryoLife Inc	28,225	157		United Fire Group Inc	21,165		415
Cyberonics Inc (a)	25,388	1,099
Greatbatch Inc (a)	24,222	553					$11,079
Haemonetics Corp (a)	25,956	1,867		Internet - 1.96%
Hanger Inc (a)	34,804	897		Blucora Inc (a)	41,005		625
ICU Medical Inc (a)	12,747	680		Blue Nile Inc (a)	14,162		364
Integra LifeSciences Holdings Corp (a)	20,477	788		comScore Inc (a)	36,197		557
Invacare Corp	32,594	459		DealerTrack Holdings Inc (a)	43,472		1,268
Luminex Corp (a)	38,531	660		Digital River Inc (a)	37,807		673
Meridian Bioscience Inc	42,261	706		Liquidity Services Inc (a)	24,295		1,111
Merit Medical Systems Inc (a)	43,074	582		Nutrisystem Inc	29,110		305
Natus Medical Inc (a)	30,162	373		OpenTable Inc (a)	23,117		841
NuVasive Inc (a)	44,227	924		PC-Tel Inc	18,915		116
Palomar Medical Technologies Inc (a)	20,005	160		Perficient Inc (a)	32,717		435
PSS World Medical Inc (a)	51,654	1,079		QuinStreet Inc (a)	26,350		239
SurModics Inc (a)	14,914	238		Sourcefire Inc (a)	30,147		1,539

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Internet (continued)				Miscellaneous Manufacturing (continued)
Stamps.com Inc (a)	14,164	$300		Barnes Group Inc	47,786		$1,140
United Online Inc	92,806	393		Ceradyne Inc	24,872		547
VASCO Data Security International Inc (a)	29,788	276		EnPro Industries Inc (a)	21,085		727
Websense Inc (a)	38,117	572		Federal Signal Corp (a)	63,701		361
XO Group Inc (a)	26,827	231		Hillenbrand Inc	64,113		1,109
		$9,845		John Bean Technologies Corp	29,630		434
				Koppers Holdings Inc	21,259		700
Investment Companies - 0.31%				LSB Industries Inc (a)	18,992		610
Prospect Capital Corp	140,323	1,555		Lydall Inc (a)	17,500		223
				Movado Group Inc	18,026		423
Iron & Steel - 0.12%				Myers Industries Inc	34,330		564
AK Steel Holding Corp	113,253	603		Standex International Corp	12,931		553
				STR Holdings Inc (a)	42,634		143
				Sturm Ruger & Co Inc	19,612		970
Leisure Products & Services - 0.74%				Tredegar Corp	24,018		356
Arctic Cat Inc (a)	12,954	570
Brunswick Corp/DE	91,486	2,012					$13,748
Callaway Golf Co	66,612	365		Office Furnishings - 0.16%
Interval Leisure Group Inc	41,109	754		Interface Inc	59,458		788
		$3,701
Lodging - 0.13%				Oil & Gas - 1.50%
Boyd Gaming Corp (a)	55,878	318		Approach Resources Inc (a)	28,150		743
Marcus Corp	20,423	268		Comstock Resources Inc (a)	49,285		797
Monarch Casino & Resort Inc (a)	11,736	88		Contango Oil & Gas Co (a)	13,056		774
		$674		GeoResources Inc (a)	20,478		685
				Gulfport Energy Corp (a)	46,173		951
Machinery - Construction & Mining - 0.12%				PDC Energy Inc (a)	30,899		810
Astec Industries Inc (a)	20,535	600
				Penn Virginia Corp	46,942		314
				Petroquest Energy Inc (a)	58,415		322
Machinery - Diversified - 1.94%				Stone Energy Corp (a)	50,675		1,331
Albany International Corp	28,893	517		Swift Energy Co (a)	43,866		820
Applied Industrial Technologies Inc	43,224	1,606					$7,547
Briggs & Stratton Corp	49,835	869		Oil & Gas Services - 1.89%
Cascade Corp	8,859	418		Basic Energy Services Inc (a)	30,574		331
Cognex Corp	43,877	1,483		Exterran Holdings Inc (a)	66,406		981
Intermec Inc (a)	52,843	318
Intevac Inc (a)	23,829	140		Gulf Island Fabrication Inc	14,735		410
				Hornbeck Offshore Services Inc (a)	36,167		1,532
iRobot Corp (a)	28,133	640
				ION Geophysical Corp (a)	130,700		869
Lindsay Corp	13,020	923		Lufkin Industries Inc	34,413		1,585
Robbins & Myers Inc	44,976	2,062		Matrix Service Co (a)	26,357		273
Tennant Co	19,301	804		OYO Geospace Corp (a)	6,528		619
		$9,780		Pioneer Energy Services Corp (a)	63,385		509
Media - 0.15%				SEACOR Holdings Inc (a)	21,637		1,838
Digital Generation Inc (a)	28,244	301		Tetra Technologies Inc (a)	79,459		550
Dolan Co/The (a)	31,319	153					$9,497
EW Scripps Co (a)	32,293	300
				Pharmaceuticals - 2.17%
		$754		Akorn Inc (a)	69,160		945
Metal Fabrication & Hardware - 0.90%				Hi-Tech Pharmacal Co Inc (a)	10,686		367
AM Castle & Co (a)	17,007	124		Neogen Corp (a)	24,127		928
CIRCOR International Inc	17,825	549		Par Pharmaceutical Cos Inc (a)	37,643		1,881
Haynes International Inc	12,584	606		PharMerica Corp (a)	30,216		311
Kaydon Corp	32,820	693		Questcor Pharmaceuticals Inc (a)	61,664		2,274
Lawson Products Inc/DE	3,874	38		Salix Pharmaceuticals Ltd (a)	59,471		2,665
Mueller Industries Inc	39,178	1,670		ViroPharma Inc (a)	71,427		1,551
Olympic Steel Inc	9,387	147					$10,922
RTI International Metals Inc (a)	31,053	697
				Publicly Traded Investment Fund - 0.78%
		$4,524		iShares S&P SmallCap 600 Index Fund	53,622		3,898
Mining - 0.64%
AMCOL International Corp	25,807	792		Real Estate - 0.42%
Century Aluminum Co (a)	55,267	338		Forestar Group Inc (a)	35,504		404
Globe Specialty Metals Inc	63,805	799		Sovran Self Storage Inc	29,703		1,696
Kaiser Aluminum Corp	16,206	884					$2,100
Materion Corp	20,918	411
		$3,224		REITS - 7.99%
				Acadia Realty Trust	44,952		1,076
Miscellaneous Manufacturing - 2.73%				Cedar Realty Trust Inc	58,210		300
Actuant Corp	74,603	2,123		Colonial Properties Trust	90,062		2,040
AO Smith Corp	39,890	1,971		Cousins Properties Inc	106,669		810
AZZ Inc	25,864	794

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
REITS (continued)				Retail (continued)
DiamondRock Hospitality Co	192,409	$1,820		Stage Stores Inc	31,668		$600
EastGroup Properties Inc	28,952	1,548		Stein Mart Inc (a)	27,710		220
Entertainment Properties Trust	47,962	2,166		Texas Roadhouse Inc	61,627		1,067
Extra Space Storage Inc	106,387	3,483		Tuesday Morning Corp (a)	42,659		216
Franklin Street Properties Corp	73,910	767		Vitamin Shoppe Inc (a)	30,156		1,656
Getty Realty Corp	27,707	515		Zale Corp (a)	26,726		81
Healthcare Realty Trust Inc	79,859	1,961		Zumiez Inc (a)	22,461		816
Inland Real Estate Corp	79,375	634					$42,671
Kilroy Realty Corp	69,899	3,309
Kite Realty Group Trust	65,547	330		Savings & Loans - 0.89%
LaSalle Hotel Properties	87,719	2,304		Bank Mutual Corp	47,453		202
Lexington Realty Trust	138,747	1,240		Brookline Bancorp Inc	71,745		603
LTC Properties Inc	31,152	1,112		Dime Community Bancshares Inc	28,944		420
Medical Properties Trust Inc	138,871	1,368		Northwest Bancshares Inc	99,976		1,165
Mid-America Apartment Communities Inc	41,933	2,903		Oritani Financial Corp	46,558		656
Parkway Properties Inc/MD	20,725	231		Provident Financial Services Inc	54,865		836
Pennsylvania Real Estate Investment Trust	57,314	823		ViewPoint Financial Group Inc	33,352		587
Post Properties Inc	55,008	2,841					$4,469
PS Business Parks Inc	19,114	1,292		Semiconductors - 4.38%
Sabra Health Care REIT Inc	37,765	699		ATMI Inc (a)	32,699		621
Saul Centers Inc	12,184	507		Brooks Automation Inc	67,928		629
Tanger Factory Outlet Centers	94,882	3,055		Cabot Microelectronics Corp	24,132		709
Universal Health Realty Income Trust	12,979	565		Ceva Inc (a)	23,765		369
Urstadt Biddle Properties Inc	23,817	452		Cirrus Logic Inc (a)	66,048		2,429
		$40,151		Cohu Inc	24,956		215
				Diodes Inc (a)	37,760		715
Retail - 8.49%				DSP Group Inc (a)	22,397		129
Big 5 Sporting Goods Corp	22,315	168		Entropic Communications Inc (a)	90,129		541
Biglari Holdings Inc (a)	1,469	552
				Exar Corp (a)	46,346		343
BJ's Restaurants Inc (a)	24,926	987
				GT Advanced Technologies Inc (a)	121,221		621
Brown Shoe Co Inc	43,902	604		Hittite Microwave Corp (a)	28,728		1,456
Buckle Inc/The	27,978	1,082		Kopin Corp (a)	68,451		248
Buffalo Wild Wings Inc (a)	19,018	1,381
				Kulicke & Soffa Industries Inc (a)	75,842		840
Cabela's Inc (a)	44,681	2,053
Casey's General Stores Inc	39,006	2,318		Micrel Inc	50,047		467
				Microsemi Corp (a)	91,011		1,762
Cash America International Inc	30,089	1,153
Cato Corp/The	29,873	836		MKS Instruments Inc	53,815		1,421
				Monolithic Power Systems Inc (a)	31,149		604
CEC Entertainment Inc	18,739	646		Nanometrics Inc (a)	17,803		270
Children's Place Retail Stores Inc/The (a)	24,857	1,263
				Pericom Semiconductor Corp (a)	24,194		194
Christopher & Banks Corp	37,587	82
Coinstar Inc (a)	32,060	1,523		Power Integrations Inc	29,071		1,024
				Rubicon Technology Inc (a)	17,773		179
Coldwater Creek Inc (a)	91,045	58
				Rudolph Technologies Inc (a)	32,918		329
Cracker Barrel Old Country Store Inc	23,802	1,491		Sigma Designs Inc (a)	33,704		229
DineEquity Inc (a)	16,132	860
				Standard Microsystems Corp (a)	22,773		841
Ezcorp Inc (a)	45,424	1,022
				Supertex Inc (a)	12,354		210
Fifth & Pacific Cos Inc (a)	111,368	1,234
Finish Line Inc/The	53,228	1,111		Tessera Technologies Inc	53,157		768
				TriQuint Semiconductor Inc (a)	172,628		974
First Cash Financial Services Inc (a)	29,305	1,175
				Ultratech Inc (a)	26,847		854
Fred's Inc	37,549	533		Veeco Instruments Inc (a)	39,803		1,421
Genesco Inc (a)	25,009	1,656
				Volterra Semiconductor Corp (a)	25,982		597
Group 1 Automotive Inc	23,482	1,262
Haverty Furniture Cos Inc	19,560	221					$22,009
Hibbett Sports Inc (a)	26,895	1,634		Software - 3.37%
Hot Topic Inc	43,209	439		Avid Technology Inc (a)	30,146		278
Jack in the Box Inc (a)	45,295	1,223		Blackbaud Inc	46,233		1,247
Jos A Bank Clothiers Inc (a)	28,514	1,205		Bottomline Technologies Inc (a)	37,641		715
Kirkland's Inc (a)	15,622	169		CommVault Systems Inc (a)	45,751		2,220
Lithia Motors Inc	22,119	616		Computer Programs & Systems Inc	11,332		561
Lumber Liquidators Holdings Inc (a)	28,204	1,193		CSG Systems International Inc (a)	34,806		614
MarineMax Inc (a)	24,096	179		Digi International Inc (a)	26,383		241
Men's Wearhouse Inc	52,152	1,421		Ebix Inc	32,128		697
OfficeMax Inc	88,680	398		EPIQ Systems Inc	32,849		371
Papa John's International Inc (a)	18,545	946		Interactive Intelligence Group Inc (a)	14,941		390
Pep Boys-Manny Moe & Jack/The	54,137	491		JDA Software Group Inc (a)	43,586		1,289
PetMed Express Inc	20,830	202		Medidata Solutions Inc (a)	22,998		814
Red Robin Gourmet Burgers Inc (a)	11,420	341		MicroStrategy Inc (a)	8,328		970
Ruby Tuesday Inc (a)	65,342	419		Monotype Imaging Holdings Inc	37,458		550
rue21 inc (a)	16,076	396		Omnicell Inc (a)	34,400		449
Ruth's Hospitality Group Inc (a)	36,087	242		Opnet Technologies Inc	15,253		403
Sonic Automotive Inc	35,928	615		Progress Software Corp (a)	64,376		1,251
Sonic Corp (a)	62,094	615		Quality Systems Inc	40,693		658

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	REPURCHASE AGREEMENTS	Maturity
Software (continued)				(continued)	Amount (000's)	Value	(000	's)
Synchronoss Technologies Inc (a)	27,990	$535		Banks (continued)
SYNNEX Corp (a)	26,663	902		Investment in Joint Trading Account; JP	$1,990		$1,990
Take-Two Interactive Software Inc (a)	92,063	808		Morgan Repurchase Agreement; 0.17%
Tyler Technologies Inc (a)	25,287	987		dated 7/31/2012 maturing 8/1/2012
		$16,950		(collateralized by US Government
				Securities; $2,030,015; 0.00% - 10.35%;
Storage & Warehousing - 0.11%				dated 08/15/12 - 05/15/42)
Mobile Mini Inc (a)	37,468	537
				Investment in Joint Trading Account; Merrill	2,468		2,468
				Lynch Repurchase Agreement; 0.16%
Telecommunications - 2.28%				dated 7/31/2012 maturing 8/1/2012
Anixter International Inc	28,586	1,627		(collateralized by US Government
Arris Group Inc (a)	115,791	1,469		Securities; $2,517,075; 0.00% - 5.63%;
Atlantic Tele-Network Inc	9,534	333		dated 05/02/13 - 11/23/35)
Black Box Corp	17,939	478					$9,670
Cbeyond Inc (a)	31,205	222		TOTAL REPURCHASE AGREEMENTS			$9,670
Cincinnati Bell Inc (a)	202,001	778		Total Investments			$506,962
Comtech Telecommunications Corp	18,397	503		Liabilities in Excess of Other Assets, Net - (0.83)%			$(4,157)
General Communication Inc (a)	33,683	318		TOTAL NET ASSETS - 100.00%			$502,805
Harmonic Inc (a)	120,433	511
LogMeIn Inc (a)	21,948	416
Lumos Networks Corp	15,561	139		(a) Non-Income Producing Security
Netgear Inc (a)	38,903	1,347
Neutral Tandem Inc (a)	32,551	445
Novatel Wireless Inc (a)	33,192	78
				Portfolio Summary (unaudited)
NTELOS Holdings Corp	15,415	327		Sector			Percent
Oplink Communications Inc (a)	19,528	259
Symmetricom Inc (a)	42,630	255		Financial			21 .74%
USA Mobility Inc	22,684	253		Consumer, Non-cyclical			17 .91%
ViaSat Inc (a)	44,174	1,692		Industrial			17 .76%
				Consumer, Cyclical			15 .88%
		$11,450		Technology			10 .43%
Textiles - 0.32%				Communications			4.45%
G&K Services Inc	19,295	608		Utilities			4.30%
UniFirst Corp/MA	15,724	985		Energy			3.82%
		$1,593		Basic Materials			3.76%
				Exchange Traded Funds			0.78%
Toys, Games & Hobbies - 0.07%				Liabilities in Excess of Other Assets, Net			(0 .83)%
Jakks Pacific Inc	22,558	361		TOTAL NET ASSETS			100.00%
Transportation - 1.62%
Arkansas Best Corp	26,082	357
Bristow Group Inc	36,637	1,677
Forward Air Corp	29,793	997
Heartland Express Inc	58,455	812
HUB Group Inc (a)	38,698	1,151
Knight Transportation Inc	60,385	926
Old Dominion Freight Line Inc (a)	48,249	2,046
Overseas Shipholding Group Inc	27,175	155
		$8,121
Water- 0.16%
American States Water Co	19,318	785
TOTAL COMMON STOCKS		$497,292
	Maturity
REPURCHASE AGREEMENTS - 1.92%	Amount (000's)	Value(000	's)
Banks- 1.92%
Investment in Joint Trading Account; Credit	$2,559	$2,559
Suisse Repurchase Agreement; 0.15%
dated 7/31/2012 maturing 8/1/2012
(collateralized by US Government
Securities; $2,610,020; 3.88% - 9.00%;
dated 11/15/18 - 08/15/40)
Investment in Joint Trading Account; Deutsche	2,654	2,653
Bank Repurchase Agreement; 0.18% dated
7/31/2012 maturing 8/1/2012
(collateralized by US Government
Securities; $2,706,687; 0.00% - 8.95%;
dated 08/15/12 - 10/15/37)

See accompanying notes

Schedule of Investments SmallCap S&P 600 Index Fund July 31, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; September 2012	Long	124	$9,930	$9,729	$(201)
Total					$(201)
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2012 (unaudited)

COMMON STOCKS - 95.49%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.03%				Automobile Parts & Equipment (continued)
Harte-Hanks Inc	49,060	$309		American Axle & Manufacturing Holdings Inc(a)	55,889		$603
Marchex Inc	4,038	14
Valuevision Media Inc (a)	10,662	20		Amerigon Inc (a)	25,112		282
		$343		Commercial Vehicle Group Inc (a)	10,356		80
				Cooper Tire & Rubber Co	24,094		421
Aerospace & Defense - 1.11%				Dana Holding Corp	115,458		1,521
AAR Corp	85,705	1,218		Dorman Products Inc (a)	12,244		352
Allied Defense Group Inc/The (a),(b),(c)	2,055	11
Arotech Corp (a)	9,039	8		Douglas Dynamics Inc	17,925		239
				Exide Technologies (a)	46,026		135
Cubic Corp	3,632	176		Federal-Mogul Corp (a)	54,058		538
Curtiss-Wright Corp	71,811	2,152		Fuel Systems Solutions Inc (a)	3,505		62
Ducommun Inc (a)	17,118	169
				Meritor Inc (a)	31,191		146
Esterline Technologies Corp (a)	67,061	3,938
GenCorp Inc (a)	9,992	84		Miller Industries Inc/TN	53,293		876
				Modine Manufacturing Co (a)	33,870		227
Kratos Defense & Security Solutions Inc (a)	47,947	271
				Motorcar Parts of America Inc (a)	11,581		52
LMI Aerospace Inc (a)	23,786	429
				Spartan Motors Inc	74,204		379
M/A-COM Technology Solutions Holdings Inc	3,340	59		Standard Motor Products Inc	58,436		822
(a)
Moog Inc (a)	36,008	1,310		Strattec Security Corp	102		2
				Superior Industries International Inc	87,994		1,504
National Presto Industries Inc	8,336	554		Supreme Industries Inc (a)	8,309		33
Orbital Sciences Corp (a)	28,132	369
SIFCO Industries Inc	610	12					$8,351
Teledyne Technologies Inc (a)	10,873	677		Banks - 10.49%
Triumph Group Inc	5,502	344		1st Constitution Bancorp (a)	200		2
		$11,781		1st Source Corp	30,893		686
				1st United Bancorp Inc/Boca Raton (a)	14,172		84
Agriculture - 0.43%				Access National Corp	4,895		68
Alico Inc	1,300	38		Alliance Bancorp Inc of Pennsylvania	83		1
Alliance One International Inc (a)	132,601	432
				American National Bankshares Inc	5,188		117
Andersons Inc/The	25,327	962		American River Bankshares (a)	2,199		15
Griffin Land & Nurseries Inc	472	14		Ameris Bancorp (a)	38,905		464
MGP Ingredients Inc	5,923	19		AmeriServ Financial Inc (a)	22,099		63
Universal Corp/VA	59,590	2,714		Ames National Corp	5,204		113
Vector Group Ltd	25,086	426		Arrow Financial Corp	5,980		145
		$4,605		Associated Banc-Corp	374,729		4,680
Airlines - 0.48%				Bancfirst Corp	4,056		165
Alaska Air Group Inc (a)	14,095	491		Bancorp Inc/DE (a)	10,560		99
Hawaiian Holdings Inc (a)	24,135	154		BancorpSouth Inc	121,439		1,760
JetBlue Airways Corp (a)	508,265	2,800		BancTrust Financial Group Inc (a)	9,317		28
MAIR Holdings Inc (a),(b),(c)	16,800	—		Bank of Commerce Holdings	1,031		4
Republic Airways Holdings Inc (a)	74,620	340		Bank of Florida Corp (a),(b),(c)	6,269		—
SkyWest Inc	182,388	1,277		Bank of Hawaii Corp	62,675		2,928
		$5,062		Bank of Kentucky Financial Corp	3,501		86
				Bank of Marin Bancorp	3,306		124
Apparel - 1.26%				Banner Corp	53,079		1,206
Columbia Sportswear Co	5,254	266		Bar Harbor Bankshares	2,567		89
Delta Apparel Inc (a)	6,811	95		BBCN Bancorp Inc (a)	95,997		1,088
G-III Apparel Group Ltd (a)	17,407	427		BCB Bancorp Inc	100		1
Iconix Brand Group Inc (a)	161,507	2,864		Boston Private Financial Holdings Inc	83,087		781
Jones Group Inc/The	156,693	1,656		Bryn Mawr Bank Corp	7,571		157
K-Swiss Inc (a)	11,168	35		C&F Financial Corp	2,123		87
Lacrosse Footwear Inc	2,576	51		Camden National Corp	4,937		178
Lakeland Industries Inc (a)	6,346	42		Capital Bank Corp (a)	455		1
Perry Ellis International Inc (a)	30,784	580		Capital City Bank Group Inc	10,625		78
Quiksilver Inc (a)	175,037	506		CapitalSource Inc	106,166		695
RG Barry Corp	508	7		Cardinal Financial Corp	11,985		153
Rocky Brands Inc (a)	7,807	90		Carolina Bank Holdings Inc (a)	200		1
Skechers U.S.A. Inc (a)	66,889	1,334		Cathay General Bancorp	232,477		3,764
Superior Uniform Group Inc	3,314	41		Center Bancorp Inc	7,349		81
Tandy Brands Accessories Inc (a)	5,373	7		Centerstate Banks Inc	51,544		400
True Religion Apparel Inc	7,885	207		Central Bancorp Inc/MA	538		17
Unifi Inc (a)	33,102	367		Central Pacific Financial Corp (a)	9,086		122
Warnaco Group Inc/The (a)	4,068	173		Century Bancorp Inc/MA	2,376		71
Wolverine World Wide Inc	104,947	4,663		Chemical Financial Corp	45,448		1,019
		$13,411		Citizens & Northern Corp	7,856		145
				Citizens First Corp (a)	300		3
Automobile Manufacturers - 0.10%				Citizens Republic Bancorp Inc (a)	16,816		303
Oshkosh Corp (a)	46,027	1,036
				City Holding Co	6,442		213
				CNB Financial Corp/PA	7,532		124
Automobile Parts & Equipment - 0.79%				CoBiz Financial Inc	4,055		27
Accuride Corp (a)	14,903	77		Codorus Valley Bancorp Inc	741		12

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Banks (continued)				Banks (continued)
Colony Bankcorp Inc (a)	706	$3		MBT Financial Corp (a)	8,914	$26
Columbia Banking System Inc	78,322	1,414		Mercantile Bank Corp (a)	3,822	63
Community Bank System Inc	39,274	1,080		Merchants Bancshares Inc	2,886	76
Community Trust Bancorp Inc	18,538	630		Metro Bancorp Inc (a)	27,889	349
Community West Bancshares (a)	1,308	3		Mid Penn Bancorp Inc	119	1
CVB Financial Corp	107,054	1,264		Middleburg Financial Corp	3,532	57
Eagle Bancorp Inc (a)	10,378	184		MidSouth Bancorp Inc	4,864	69
Eastern Virginia Bankshares Inc (a)	721	3		MidWestOne Financial Group Inc	5,200	111
Enterprise Bancorp Inc/MA	3,539	59		National Bankshares Inc	4,263	130
Enterprise Financial Services Corp	15,267	191		National Penn Bancshares Inc	242,186	2,141
Evans Bancorp Inc	387	6		NBT Bancorp Inc	37,971	798
Farmers Capital Bank Corp (a)	2,420	19		New Century Bancorp Inc (a)	2,142	10
Farmers National Banc Corp	12,459	73		NewBridge Bancorp (a)	11,342	47
Fidelity Southern Corp	11,843	108		North Valley Bancorp (a)	140	2
Financial Institutions Inc	13,732	236		Northeast Bancorp	237	2
First Advantage Bancorp	200	3		Northrim BanCorp Inc	5,016	101
First Bancorp Inc/ME	5,335	90		Old National Bancorp/IN	102,237	1,251
First BanCorp/Puerto Rico (a)	61,639	233		Old Second Bancorp Inc (a)	11,663	16
First Bancorp/Troy NC	13,903	118		OmniAmerican Bancorp Inc (a)	4,799	101
First Bancshares Inc/MS	120	1		Oriental Financial Group Inc	130,798	1,358
First Busey Corp	55,118	257		Pacific Capital Bancorp (a)	110	5
First Business Financial Services Inc	1,159	25		Pacific Continental Corp	16,718	154
First California Financial Group Inc (a)	8,932	60		Pacific Mercantile Bancorp (a)	11,176	75
First Citizens BancShares Inc/NC	1,107	182		PacWest Bancorp	51,130	1,171
First Commonwealth Financial Corp	311,471	2,184		Park National Corp	5,454	369
First Community Bancshares Inc/VA	27,672	401		Park Sterling Corp (a)	45,935	211
First Connecticut Bancorp Inc/Farmington CT	11,329	151		Patriot National Bancorp Inc (a)	2,129	3
First Financial Bancorp	78,192	1,248		Peapack Gladstone Financial Corp	5,845	89
First Financial Bankshares Inc	28,809	994		Penns Woods Bancorp Inc	2,519	98
First Financial Corp/IN	4,388	130		Peoples Bancorp Inc/OH	18,500	405
First Financial Service Corp (a)	800	2		Peoples Bancorp of North Carolina Inc	1,436	12
First Interstate Bancsystem Inc	26,638	384		Pinnacle Financial Partners Inc (a)	93,917	1,836
First M&F Corp	3,339	21		Popular Inc (a)	55,865	842
First Merchants Corp	44,406	632		Preferred Bank/Los Angeles CA (a)	11,459	123
First Midwest Bancorp Inc/IL	99,026	1,119		Premier Financial Bancorp Inc (a)	2,573	20
First of Long Island Corp/The	4,482	129		PrivateBancorp Inc	172,089	2,636
First United Corp (a)	1,489	7		Prosperity Bancshares Inc	109,468	4,441
First West Virginia Bancorp	157	2		QCR Holdings Inc	83	1
Firstbank Corp/Alma MI	1,600	16		Renasant Corp	38,942	689
FirstMerit Corp	330,535	5,354		Republic Bancorp Inc/KY	26,394	623
FNB Corp/PA	110,423	1,201		Republic First Bancorp Inc (a)	5,488	11
FNB United Corp (a)	137	2		Royal Bancshares of Pennsylvania Inc (a)	800	2
Franklin Financial Corp/VA (a)	11,216	181		Rurban Financial Corp (a)	1,400	10
Fulton Financial Corp	31,879	293		S&T Bancorp Inc	26,671	440
German American Bancorp Inc	7,632	155		Salisbury Bancorp Inc	124	3
Glacier Bancorp Inc	71,830	1,090		Sandy Spring Bancorp Inc	41,808	745
Great Southern Bancorp Inc	6,316	194		Savannah Bancorp Inc/The (a)	1,000	6
Green Bankshares Inc (a)	7,648	14		SCBT Financial Corp	6,480	240
Guaranty Bancorp (a)	91,338	175		Shore Bancshares Inc	1,348	7
Guaranty Federal Bancshares Inc (a)	541	4		Sierra Bancorp	8,115	87
Hancock Holding Co	129,882	3,959		Simmons First National Corp	7,971	186
Hanmi Financial Corp (a)	39,492	432		Southcoast Financial Corp (a)	452	1
Hawthorn Bancshares Inc	1,499	14		Southern Community Financial Corp/NC (a)	13,075	41
Heartland Financial USA Inc	7,557	197		Southern Connecticut Bancorp Inc (a)	896	1
Heritage Commerce Corp (a)	7,073	43		Southern First Bancshares Inc (a)	325	3
Heritage Financial Corp/WA	6,176	86		Southern National Bancorp of Virginia Inc	145	1
Home BancShares Inc/AR	16,087	486		Southside Bancshares Inc	6,873	143
Horizon Bancorp/IN	2,483	67		Southwest Bancorp Inc/Stillwater OK (a)	17,729	163
Hudson Valley Holding Corp	19,608	331		State Bank Financial Corp	28,241	450
Iberiabank Corp	15,032	704		StellarOne Corp	37,709	505
Independent Bank Corp/MI (a)	1,910	6		Sterling Bancorp/NY	11,518	110
Independent Bank Corp/Rockland MA	8,806	262		Sterling Financial Corp/WA	11,048	222
International Bancshares Corp	107,007	1,962		Suffolk Bancorp (a)	10,089	131
Intervest Bancshares Corp (a)	10,064	38		Summit State Bank	804	5
Lakeland Bancorp Inc	13,781	130		Sun Bancorp Inc/NJ (a)	31,320	92
Lakeland Financial Corp	15,033	387		Susquehanna Bancshares Inc	359,330	3,830
LNB Bancorp Inc	10,575	63		Sussex Bancorp (a)	900	4
Macatawa Bank Corp (a)	7,247	24		SVB Financial Group (a)	10,452	604
MainSource Financial Group Inc	58,659	686		SY Bancorp Inc	8,051	188
MB Financial Inc	156,145	3,152		Synovus Financial Corp	183,392	348

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Banks (continued)				Building Materials (continued)
Taylor Capital Group Inc (a)	20,815	$364		LSI Industries Inc	18,187		$117
Texas Capital Bancshares Inc (a)	3,176	137		NCI Building Systems Inc (a)	12,000		129
TIB Financial Corp (a)	153	2		PGT Inc (a)	10,663		31
Tompkins Financial Corp	3,752	147		Quanex Building Products Corp	15,017		254
Tower Financial Corp	832	10		Simpson Manufacturing Co Inc	27,906		677
TowneBank/Portsmouth VA	33,986	486		Texas Industries Inc	18,319		765
Trico Bancshares	10,543	161		Trex Co Inc (a)	4,005		102
TrustCo Bank Corp NY	36,239	200		Universal Forest Products Inc	38,850		1,240
Trustmark Corp	60,223	1,456					$14,095
UMB Financial Corp	36,481	1,753
Umpqua Holdings Corp	291,187	3,634		Chemicals - 1.53%
Union First Market Bankshares Corp	32,302	493		A Schulman Inc	57,545		1,258
United Bankshares Inc/WV	20,677	482		Aceto Corp	47,433		417
				American Pacific Corp (a)	4,299		44
United Community Banks Inc/GA (a)	79,395	541
United Security Bancshares/Fresno CA (a)	164	—		American Vanguard Corp	450		10
				Chemtura Corp (a)	26,862		363
Unity Bancorp Inc (a)	150	1
				Ferro Corp (a)	121,193		372
Univest Corp of Pennsylvania	12,942	206
Virginia Commerce Bancorp Inc (a)	65,113	525		Georgia Gulf Corp	49,359		1,618
				Innospec Inc (a)	9,189		286
Walker & Dunlop Inc (a)	7,537	95
				Kraton Performance Polymers Inc (a)	107,206		2,511
Washington Banking Co	9,251	129		Landec Corp (a)	56,353		451
Washington Trust Bancorp Inc	5,905	147
Webster Financial Corp	359,045	7,367		Minerals Technologies Inc	17,846		1,140
WesBanco Inc	42,652	884		Oil-Dri Corp of America	2,481		54
West Bancorporation Inc	9,818	100		Olin Corp	9,370		190
				OM Group Inc (a)	66,515		1,045
West Coast Bancorp/OR (a)	8,286	165
				Penford Corp (a)	7,467		59
Westamerica Bancorporation	8,822	405
Western Alliance Bancorp (a)	59,001	544		PolyOne Corp	11,148		164
Wilshire Bancorp Inc (a)	25,974	165		Quaker Chemical Corp	4,240		188
Wintrust Financial Corp	108,070	3,966		Sensient Technologies Corp	45,751		1,622
				Spartech Corp (a)	45,423		231
Yadkin Valley Financial Corp (a)	7,474	21
		$111,479		Stepan Co	305		27
				TPC Group Inc (a)	55,697		2,144
Beverages - 0.03%				Westlake Chemical Corp	23,874		1,417
Central European Distribution Corp (a)	36,844	120		Zep Inc	8,615		131
Craft Brew Alliance Inc (a)	17,276	148		Zoltek Cos Inc (a)	63,343		528
Farmer Bros Co (a)	800	6					$16,270
		$274		Coal - 0.16%
Biotechnology - 0.27%				Arch Coal Inc	163,512		1,179
Acorda Therapeutics Inc (a)	8,070	194		Cloud Peak Energy Inc (a)	25,613		424
Agenus Inc (a)	5,867	28		Hallador Energy Co	4,300		32
AMAG Pharmaceuticals Inc (a)	2,916	45		L&L Energy Inc (a)	31,267		58
Astex Pharmaceuticals (a)	79,979	198		Westmoreland Coal Co (a)	7,161		53
Cambrex Corp (a)	14,441	134					$1,746
Emergent Biosolutions Inc (a)	8,633	126
Enzo Biochem Inc (a)	23,582	35		Commercial Services - 6.49%
Enzon Pharmaceuticals Inc (a)	27,853	185		Aaron's Inc	142,595		4,182
Harvard Bioscience Inc (a)	21,536	80		ABM Industries Inc	46,166		859
				Albany Molecular Research Inc (a)	27,151		77
InterMune Inc (a)	11,487	101
				American Public Education Inc (a)	5,977		150
Lexicon Pharmaceuticals Inc (a)	42,360	103
				American Reprographics Co (a)	28,283		123
Maxygen Inc	100,718	607		AMN Healthcare Services Inc (a)	13,079		76
Momenta Pharmaceuticals Inc (a)	11,938	170
Pacific Biosciences of California Inc (a)	16,831	31		Arbitron Inc	5,710		200
				Ascent Capital Group Inc (a)	22,121		1,101
PDL BioPharma Inc	14,863	101		Avalon Holdings Corp (a)	3,917		14
RTI Biologics Inc (a)	174,504	621
				Avis Budget Group Inc (a)	149,110		2,143
Sequenom Inc (a)	18,064	51
Transcept Pharmaceuticals Inc (a)	7,376	45		Barrett Business Services Inc	4,295		112
				Capella Education Co (a)	8,752		232
		$2,855		Career Education Corp (a)	38,091		179
Building Materials - 1.33%				Carriage Services Inc	34,906		282
Apogee Enterprises Inc	32,376	524		CBIZ Inc (a)	50,256		266
Builders FirstSource Inc (a)	18,253	66		CDI Corp	38,235		618
Comfort Systems USA Inc	698	7		Cenveo Inc (a)	35,770		68
Continental Materials Corp (a)	657	9		Champion Industries Inc/WV (a)	10,371		2
Drew Industries Inc (a)	6,733	181		Chemed Corp	4,412		277
Gibraltar Industries Inc (a)	75,796	722		Consolidated Graphics Inc (a)	5,272		125
Griffon Corp	122,627	1,078		Convergys Corp	251,472		3,707
Headwaters Inc (a)	107,987	675		CoreLogic Inc/United States (a)	62,919		1,447
Interline Brands Inc (a)	46,697	1,185		Corinthian Colleges Inc (a)	92,962		188
KSW Inc	2,853	11		Corrections Corp of America	210,800		6,552
Lennox International Inc	75,675	3,305		CRA International Inc (a)	15,947		247
Louisiana-Pacific Corp (a)	292,349	3,017		Cross Country Healthcare Inc (a)	54,278		248

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Commercial Services (continued)				Computers (continued)
Deluxe Corp	7,106	$201		Dynamics Research Corp (a)	4,932		$28
Dollar Thrifty Automotive Group Inc (a)	11,411	849		Echelon Corp (a)	11,726		38
Edgewater Technology Inc (a)	10,657	40		Electronics for Imaging Inc (a)	70,965		1,038
Electro Rent Corp	25,762	431		Hutchinson Technology Inc (a)	29,692		41
Ennis Inc	49,872	715		Imation Corp (a)	72,056		402
Euronet Worldwide Inc (a)	31,287	572		Insight Enterprises Inc (a)	96,111		1,611
ExamWorks Group Inc (a)	9,907	129		j2 Global Inc	22,313		668
Franklin Covey Co (a)	6,882	72		Key Tronic Corp (a)	22,699		168
FTI Consulting Inc (a)	32,659	834		Manhattan Associates Inc (a)	63,125		2,947
Geo Group Inc/The	113,100	2,614		Mentor Graphics Corp (a)	17,817		272
Global Cash Access Holdings Inc (a)	44,598	288		Mercury Computer Systems Inc (a)	18,171		212
Great Lakes Dredge & Dock Corp	119,692	854		MTS Systems Corp	5,505		239
H&E Equipment Services Inc (a)	24,646	348		OCZ Technology Group Inc (a)	25,083		157
Hackett Group Inc/The (a)	12,944	61		PAR Technology Corp (a)	9,256		48
Heidrick & Struggles International Inc	11,872	159		Planar Systems Inc (a)	24,121		34
Hill International Inc (a)	12,237	48		Qualstar Corp (a)	4,617		8
Hudson Global Inc (a)	21,178	97		Quantum Corp (a)	145,444		215
ICF International Inc (a)	37,002	909		Radisys Corp (a)	15,105		52
Insperity Inc	8,516	223		Rimage Corp	12,784		89
Integramed America Inc (a)	2,489	34		Spansion Inc (a)	25,087		257
Intersections Inc	10,192	145		STEC Inc (a)	23,377		189
KAR Auction Services Inc (a)	252,680	4,045		Super Micro Computer Inc (a)	90,634		1,125
Kelly Services Inc	79,530	943		Sykes Enterprises Inc (a)	50,067		740
Korn/Ferry International (a)	37,090	488		Unisys Corp (a)	18,458		359
Lincoln Educational Services Corp	24,014	104		Wizzard Software Corp (a)	63		—
Live Nation Entertainment Inc (a)	248,042	2,213		Xyratex Ltd	25,527		302
Mac-Gray Corp	26,273	363					$16,007
Management Network Group Inc (a)	650	2
Matthews International Corp	7,292	211		Consumer Products - 1.12%
				ACCO Brands Corp (a)	46,717		396
McGrath RentCorp	117,098	3,116
Medifast Inc (a)	11,909	335		Acme United Corp	102		1
Monster Worldwide Inc (a)	125,636	912		American Greetings Corp	84,066		1,117
				AT Cross Co (a)	1,000		10
Multi-Color Corp	13,427	261
Navigant Consulting Inc (a)	93,312	1,085		Blyth Inc	8,505		292
				Central Garden and Pet Co (a)	27,553		296
On Assignment Inc (a)	17,708	276
				Central Garden and Pet Co - A Shares (a)	111,451		1,273
PDI Inc (a)	19,375	140
Perceptron Inc (a)	7,593	41		CSS Industries Inc	16,962		318
				Helen of Troy Ltd (a)	48,484		1,477
PHH Corp (a)	129,610	2,101
				Kid Brands Inc (a)	17,331		26
Providence Service Corp/The (a)	6,305	81
				Prestige Brands Holdings Inc (a)	111,254		1,825
QC Holdings Inc	400	1
Quad/Graphics Inc	13,186	203		Spectrum Brands Holdings Inc	51,022		1,879
RCM Technologies Inc (a)	13,071	71		WD-40 Co	62,104		2,984
Rent-A-Center Inc/TX	174,832	6,217					$11,894
Resources Connection Inc	18,308	207		Cosmetics & Personal Care - 0.06%
Sotheby's	27,136	797		CCA Industries Inc	500		2
Spectrum Group International Inc (a)	8,050	15		Elizabeth Arden Inc (a)	2,779		108
StarTek Inc (a)	11,310	34		Inter Parfums Inc	3,050		50
Stewart Enterprises Inc	135,903	929		Physicians Formula Holdings Inc (a)	19,729		70
Strayer Education Inc	1,526	111		Revlon Inc (a)	24,923		363
Team Health Holdings Inc (a)	9,375	250
TeleTech Holdings Inc (a)	9,678	159					$593
TMS International Corp (a)	5,886	58		Distribution & Wholesale - 1.01%
Towers Watson & Co	84,239	4,939		ADDvantage Technologies Group Inc (a)	3,841		8
Tree.com Inc (a)	5,970	77		Beacon Roofing Supply Inc (a)	13,625		361
TrueBlue Inc (a)	34,986	533		Brightpoint Inc (a)	29,341		263
Tufco Technologies Inc (a)	1,165	4		Core-Mark Holding Co Inc	26,048		1,258
United Rentals Inc (a)	102,600	2,966		Houston Wire & Cable Co	7,555		86
Universal Security Instruments Inc (a)	1,000	5		Navarre Corp (a)	15,359		21
Universal Technical Institute Inc	4,874	56		Owens & Minor Inc	18,454		520
Valassis Communications Inc (a)	28,412	641		Rentrak Corp (a)	2,479		46
Versar Inc (a)	8,300	25		ScanSource Inc (a)	103,402		2,986
Viad Corp	42,436	736		School Specialty Inc (a)	42,890		144
Volt Information Sciences Inc (a)	19,580	133		United Stationers Inc	30,697		774
		$68,982		WESCO International Inc (a)	77,400		4,312
							$10,779
Computers - 1.51%
Agilysys Inc (a)	37,141	323		Diversified Financial Services - 1.99%
Astro-Med Inc	7,443	60		AeroCentury Corp (a)	423		5
CACI International Inc (a)	64,816	3,659		Aircastle Ltd	214,327		2,535
CIBER Inc (a)	193,408	725		Asset Acceptance Capital Corp (a)	16,064		93
Dataram Corp (a)	1,752	1		Asta Funding Inc	19,191		179

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Diversified Financial Services (continued)				Electrical Components & Equipment - 0.86%
Calamos Asset Management Inc	73,285	$774		Advanced Energy Industries Inc (a)	76,317		$940
California First National Bancorp	3,272	53		American Superconductor Corp (a)	1,847		7
CompuCredit Holdings Corp (a)	27,379	120		Belden Inc	4,089		131
Cowen Group Inc (a)	52,762	132		Encore Wire Corp	37,398		1,025
DFC Global Corp (a)	6,292	121		EnerSys (a)	38,446		1,313
Doral Financial Corp (a)	149,269	203		Generac Holdings Inc	6,358		145
Duff & Phelps Corp	9,714	143		General Cable Corp (a)	93,993		2,456
Edelman Financial Group Inc	34,135	296		Insteel Industries Inc	21,462		214
Encore Capital Group Inc (a)	3,004	84		Littelfuse Inc	39,917		2,142
Evercore Partners Inc - Class A	11,312	262		Magnetek Inc (a)	208		3
Federal Agricultural Mortgage Corp	17,972	452		Orion Energy Systems Inc (a)	16,210		36
First Marblehead Corp/The (a)	57,745	62		Powell Industries Inc (a)	3,381		116
Firstcity Financial Corp (a)	7,911	71		Power-One Inc (a)	44,260		221
FXCM Inc	24,522	257		PowerSecure International Inc (a)	9,634		44
GFI Group Inc	43,397	138		SunPower Corp (a)	53,612		210
Horizon Technology Finance Corp	4,146	68		Ultralife Corp (a)	14,398		56
Imperial Holdings Inc (a)	3,056	12		Vicor Corp	10,607		71
Interactive Brokers Group Inc - A Shares	20,894	289					$9,130
Investment Technology Group Inc (a)	107,742	892
Janus Capital Group Inc	106,995	774		Electronics - 1.70%
JMP Group Inc	9,416	59		American Science & Engineering Inc	3,067		175
KBW Inc	12,524	202		AVX Corp	1,686		16
				Ballantyne Strong Inc (a)	13,019		70
Knight Capital Group Inc (a)	194,451	2,009
LPL Financial Holdings Inc	116,450	3,263		Bel Fuse Inc	18,007		325
				Benchmark Electronics Inc (a)	86,534		1,364
Manning & Napier Inc	13,615	186		Blonder Tongue Laboratories (a)	1,523		2
Marlin Business Services Corp	17,340	266
Medley Capital Corp	11,477	142		Brady Corp	48,119		1,277
				Checkpoint Systems Inc (a)	58,577		450
MicroFinancial Inc	8,865	86		Coherent Inc (a)	7,908		386
National Financial Partners Corp (a)	54,096	804
Nelnet Inc	51,487	1,210		CTS Corp	49,261		439
				CyberOptics Corp (a)	7,092		59
NewStar Financial Inc (a)	69,224	825
				Cymer Inc (a)	15,605		893
Nicholas Financial Inc	5,909	78
Ocwen Financial Corp (a)	37,820	747		Electro Scientific Industries Inc	53,846		668
Oppenheimer Holdings Inc	23,519	328		ESCO Technologies Inc	23,830		858
Penson Worldwide Inc (a)	5,924	1		FEI Co	8,447		403
				Frequency Electronics Inc (a)	11,821		105
Piper Jaffray Cos (a)	29,426	627
				GSI Group Inc (a)	16,265		167
SeaCube Container Leasing Ltd	22,688	398		Identive Group Inc (a)	7,796		7
Solar Senior Capital Ltd	6,271	107		II-VI Inc (a)	5,156		90
Stifel Financial Corp (a)	11,894	358
				IntriCon Corp (a)	448		3
SWS Group Inc (a)	3,300	19
				Kemet Corp (a)	35,428		171
Virtus Investment Partners Inc (a)	6,151	515
				LeCroy Corp (a)	6,395		92
Walter Investment Management Corp	27,534	623		LGL Group Inc/The (a)	410		2
World Acceptance Corp (a)	4,405	314
				Measurement Specialties Inc (a)	279		8
		$21,182		MEMSIC Inc (a)	5,491		11
Electric - 2.09%				Methode Electronics Inc	26,866		237
Allete Inc	23,855	989		Multi-Fineline Electronix Inc (a)	4,746		124
Atlantic Power Corp	72,098	993		Newport Corp (a)	16,297		183
Avista Corp	51,701	1,431		Park Electrochemical Corp	8,453		228
Black Hills Corp	33,776	1,076		Plexus Corp (a)	23,507		675
CH Energy Group Inc	8,263	537		Rofin-Sinar Technologies Inc (a)	13,035		237
Cleco Corp	46,172	2,020		Rogers Corp (a)	4,309		154
Dynegy Inc (a)	33,940	14		Sanmina-SCI Corp (a)	132,848		1,134
El Paso Electric Co	36,664	1,241		Sparton Corp (a)	14,794		145
Empire District Electric Co/The	36,165	778		Stoneridge Inc (a)	23,516		151
Genie Energy Ltd	12,083	85		Sypris Solutions Inc	37,183		231
GenOn Energy Inc (a)	635,297	1,512		Taser International Inc (a)	45,095		244
IDACORP Inc	29,065	1,227		Tech Data Corp (a)	31,896		1,598
MGE Energy Inc	22,260	1,067		TTM Technologies Inc (a)	50,959		557
NorthWestern Corp	30,307	1,119		Viasystems Group Inc (a)	1,579		24
Ormat Technologies Inc	31,392	565		Vicon Industries Inc (a)	1,971		6
Otter Tail Corp	38,728	909		Video Display Corp (a)	300		1
Pike Electric Corp (a)	41,516	356		Vishay Intertechnology Inc (a)	152,068		1,501
PNM Resources Inc	80,040	1,665		Vishay Precision Group Inc (a)	21,327		290
Portland General Electric Co	63,803	1,737		Watts Water Technologies Inc	60,402		2,032
Synthesis Energy Systems Inc (a)	7,503	8		Zygo Corp (a)	15,560		279
UIL Holdings Corp	38,436	1,424					$18,072
Unitil Corp	7,631	203
UNS Energy Corp	30,012	1,222		Energy - Alternate Sources - 0.11%
				Amyris Inc (a)	64,787		251
		$22,178		Ascent Solar Technologies Inc (a)	41,633		44

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Energy - Alternate Sources (continued)				Food (continued)
FutureFuel Corp	12,786	$124		Ingles Markets Inc	20,599		$337
Green Plains Renewable Energy Inc (a)	102,851	456		John B Sanfilippo & Son Inc (a)	22,979		389
Ocean Power Technologies Inc (a)	12,856	31		Nash Finch Co	24,769		475
Renewable Energy Group Inc (a)	3,624	18		Pilgrim's Pride Corp (a)	11,089		52
REX American Resources Corp (a)	15,990	282		Post Holdings Inc (a)	122,001		3,611
		$1,206		Sanderson Farms Inc	6,355		234
				Seaboard Corp (a)	126		277
Engineering & Construction - 0.86%				Seneca Foods Corp (a)	39		1
Aegion Corp (a)	29,391	511
				Seneca Foods Corp (a)	10,128		250
Argan Inc	4,069	64		Smart Balance Inc (a)	122,438		1,166
Dycom Industries Inc (a)	31,067	541
				Snyders-Lance Inc	22,759		534
EMCOR Group Inc	53,927	1,420		Spartan Stores Inc	57,305		985
ENGlobal Corp (a)	18,947	27
				SUPERVALU Inc	100,525		248
Granite Construction Inc	54,970	1,424		TreeHouse Foods Inc (a)	4,964		278
Integrated Electrical Services Inc (a)	827	2
Layne Christensen Co (a)	50,315	1,062		Village Super Market Inc	3,568		126
MasTec Inc (a)	142,450	2,273		Weis Markets Inc	20,121		876
Michael Baker Corp (a)	7,557	191					$18,868
MYR Group Inc (a)	6,049	99		Forest Products & Paper - 0.78%
National Technical Systems Inc (a)	8,382	57		Boise Inc	265,679		1,967
Orion Marine Group Inc (a)	10,056	73		Buckeye Technologies Inc	68,826		2,073
Sterling Construction Co Inc (a)	13,551	134		KapStone Paper and Packaging Corp (a)	42,993		723
Tutor Perini Corp (a)	108,877	1,237		Mercer International Inc (a)	49,127		257
VSE Corp	2,776	64		Neenah Paper Inc	4,582		123
		$9,179		Orchids Paper Products Co	1,989		34
				PH Glatfelter Co	125,894		2,003
Entertainment - 0.92%				Resolute Forest Products (a)	32,586		299
Bluegreen Corp (a)	51,944	248
Carmike Cinemas Inc (a)	8,285	115		Schweitzer-Mauduit International Inc	10,723		730
				Wausau Paper Corp	9,808		83
Churchill Downs Inc	15,065	834					$8,292
Dover Downs Gaming & Entertainment Inc	8,791	24
Dover Motorsports Inc (a)	3,447	5		Gas - 1.34%
DreamWorks Animation SKG Inc (a)	49,862	957		Atmos Energy Corp	158,875		5,696
International Speedway Corp	52,221	1,339		Chesapeake Utilities Corp	10,595		484
Isle of Capri Casinos Inc (a)	24,604	144		Laclede Group Inc/The	14,894		622
Madison Square Garden Co/The (a)	58,199	2,110		New Jersey Resources Corp	23,835		1,094
Marriott Vacations Worldwide Corp (a)	24,874	772		Northwest Natural Gas Co	19,384		944
Multimedia Games Holding Co Inc (a)	12,566	178		Piedmont Natural Gas Co Inc	47,283		1,502
National CineMedia Inc	37,170	526		South Jersey Industries Inc	13,791		729
Pinnacle Entertainment Inc (a)	62,708	680		Southwest Gas Corp	38,069		1,700
Reading International Inc (a)	11,081	55		WGL Holdings Inc	35,620		1,442
Rick's Cabaret International Inc (a)	13,279	112					$14,213
Scientific Games Corp (a)	21,131	179
Speedway Motorsports Inc	55,967	890		Hand & Machine Tools - 0.03%
Vail Resorts Inc	13,226	657		Franklin Electric Co Inc	1,112		63
		$9,825		Hardinge Inc	17,621		161
				LS Starrett Co/The	3,257		38
Environmental Control - 0.24%				P&F Industries Inc (a)	1,270		6
Covanta Holding Corp	31,817	547					$268
Darling International Inc (a)	50,555	835
Energy Recovery Inc (a)	2,164	5		Healthcare - Products - 2.22%
				Affymetrix Inc (a)	146,633		615
EnergySolutions Inc (a)	103,342	172
				Alere Inc (a)	8,295		156
Heckmann Corp (a)	46,451	143
				Allied Healthcare Products (a)	5,732		16
Metalico Inc (a)	57,711	112
				Alphatec Holdings Inc (a)	91,166		161
Met-Pro Corp	8,700	79		AngioDynamics Inc (a)	61,683		679
Tetra Tech Inc (a)	20,346	523
				ArthroCare Corp (a)	6,513		193
TRC Cos Inc (a)	13,640	89
				CardioNet Inc (a)	39,781		77
US Ecology Inc	4,528	88		Chindex International Inc (a)	322		3
		$2,593		CONMED Corp	82,505		2,264
Food - 1.78%				CryoLife Inc	36,494		203
Amcon Distributing Co	191	12		Cutera Inc (a)	19,781		135
Arden Group Inc	291	25		Cynosure Inc (a)	14,757		369
B&G Foods Inc	6,440	180		Daxor Corp	200		2
Cal-Maine Foods Inc	9,296	351		Digirad Corp (a)	15,358		31
Chiquita Brands International Inc (a)	78,765	408		Exactech Inc (a)	4,382		72
Dean Foods Co (a)	20,164	249		Greatbatch Inc (a)	60,284		1,377
Diamond Foods Inc	9,162	149		Hanger Inc (a)	30,064		775
Dole Food Co Inc (a)	111,745	1,316		ICU Medical Inc (a)	755		40
Fresh Del Monte Produce Inc	140,859	3,451		Integra LifeSciences Holdings Corp (a)	3,497		134
Hain Celestial Group Inc (a)	31,736	1,767		Invacare Corp	70,280		990
Harris Teeter Supermarkets Inc	27,110	1,121		Iridex Corp (a)	700		2

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Healthcare - Products (continued)				Home Builders (continued)
LeMaitre Vascular Inc	2,833	$18		Orleans Homebuilders Inc (a),(b),(c)	7,702		$—
Medical Action Industries Inc (a)	9,348	33		Ryland Group Inc/The	15,323		366
Merge Healthcare Inc (a)	8,967	27		Skyline Corp	2,373		12
Merit Medical Systems Inc (a)	16,591	224		Standard Pacific Corp (a)	38,140		216
Misonix Inc (a)	11,445	28		Winnebago Industries Inc (a)	39,073		396
Natus Medical Inc (a)	21,360	264					$5,683
NuVasive Inc (a)	28,329	592
Orthofix International NV (a)	2,482	102		Home Furnishings - 0.30%
Palomar Medical Technologies Inc (a)	16,675	133		Bassett Furniture Industries Inc	10,669		131
				Cobra Electronics Corp (a)	6,755		31
PhotoMedex Inc - Warrants (a),(b),(c)	430	—
				Emerson Radio Corp (a)	4,358		9
Sirona Dental Systems Inc (a)	72,800	3,147
Solta Medical Inc (a)	2,337	8		Ethan Allen Interiors Inc	14,711		304
STERIS Corp	6,311	190		Flexsteel Industries Inc	10,640		228
				Furniture Brands International Inc (a)	62,980		69
SurModics Inc (a)	29,455	470
Symmetry Medical Inc (a)	46,905	363		Hooker Furniture Corp	19,215		226
Teleflex Inc	78,953	5,032		Kimball International Inc	61,010		570
				La-Z-Boy Inc (a)	72,065		862
Tornier NV (a)	3,007	66
				Sealy Corp (a)	71,762		119
Urologix Inc (a)	4,996	5
				Stanley Furniture Co Inc (a)	8,033		33
West Pharmaceutical Services Inc	76,719	3,819		TiVo Inc (a)	26,299		228
Wright Medical Group Inc (a)	37,754	704
				Universal Electronics Inc (a)	849		11
Young Innovations Inc	2,357	85		VOXX International Corp (a)	47,074		353
		$23,604
							$3,174
Healthcare - Services - 2.07%
Addus HomeCare Corp (a)	5,046	22		Housewares - 0.02%
Almost Family Inc (a)	8,457	186		Lifetime Brands Inc	17,719		228
Amedisys Inc (a)	63,481	774
American Shared Hospital Services (a)	2,738	8		Insurance - 7.14%
Amsurg Corp (a)	70,480	2,082		21st Century Holding Co (a)	5,973		28
Assisted Living Concepts Inc	53,314	747		Alterra Capital Holdings Ltd	73,790		1,717
BioClinica Inc (a)	4,382	23		American Equity Investment Life Holding Co	434,266		5,068
Capital Senior Living Corp (a)	36,987	415		American Independence Corp (a)	100		1
Community Health Systems Inc (a)	14,359	353		American National Insurance Co	1,810		127
Dynacq Healthcare Inc (a)	172	—		American Safety Insurance Holdings Ltd (a)	35,676		637
Ensign Group Inc/The	10,721	301		Amerisafe Inc (a)	7,719		193
Five Star Quality Care Inc (a)	70,487	252		Amtrust Financial Services Inc	13,631		406
Gentiva Health Services Inc (a)	45,275	302		Argo Group International Holdings Ltd	66,978		1,970
HealthSouth Corp (a)	31,240	700		Aspen Insurance Holdings Ltd	61,268		1,761
Healthways Inc (a)	29,955	336		Atlantic American Corp	7,236		20
Kindred Healthcare Inc (a)	138,837	1,314		Baldwin & Lyons Inc	17,155		399
LHC Group Inc (a)	28,873	517		Citizens Inc/TX (a)	16,978		176
LifePoint Hospitals Inc (a)	156,645	5,971		CNO Financial Group Inc	1,173,868		9,731
Magellan Health Services Inc (a)	28,991	1,398		Crawford & Co	17,251		70
Medcath Corp (a)	31,637	244		Donegal Group Inc	21,483		288
Molina Healthcare Inc (a)	34,402	840		Eastern Insurance Holdings Inc	10,197		161
National Healthcare Corp	3,977	174		eHealth Inc (a)	8,368		154
Select Medical Holdings Corp (a)	46,662	497		EMC Insurance Group Inc	15,874		321
Skilled Healthcare Group Inc (a)	41,345	225		Employers Holdings Inc	45,381		811
Sun Healthcare Group Inc (a)	71,785	600		Endurance Specialty Holdings Ltd	51,269		1,778
SunLink Health Systems Inc (a)	4,000	4		Enstar Group Ltd (a)	3,160		295
Triple-S Management Corp (a)	37,165	677		FBL Financial Group Inc	77,883		2,410
Universal American Corp/NY (a)	187,100	1,676		First Acceptance Corp (a)	19,254		24
Vanguard Health Systems Inc (a)	3,364	29		First American Financial Corp	157,102		2,878
WellCare Health Plans Inc (a)	20,368	1,320		Flagstone Reinsurance Holdings SA	106,801		745
		$21,987		Fortegra Financial Corp (a)	3,758		30
				Global Indemnity PLC (a)	18,376		353
Holding Companies - Diversified - 0.06%				Greenlight Capital Re Ltd (a)	21,417		504
Harbinger Group Inc (a)	36,377	337
				Hallmark Financial Services (a)	33,027		273
Primoris Services Corp	14,468	179		Hanover Insurance Group Inc/The	33,672		1,181
Resource America Inc	17,206	104		HCC Insurance Holdings Inc	131,548		4,031
		$620		Hilltop Holdings Inc (a)	81,077		852
Home Builders - 0.53%				Homeowners Choice Inc	3,796		69
AMREP Corp (a)	594	3		Horace Mann Educators Corp	85,427		1,490
Beazer Homes USA Inc (a)	123,821	287		Independence Holding Co	18,570		175
Cavco Industries Inc (a)	1,534	74		Infinity Property & Casualty Corp	13,384		774
Hovnanian Enterprises Inc (a)	11,745	27		Investors Title Co	1,821		98
KB Home	52,767	487		Kansas City Life Insurance Co	2,686		93
M/I Homes Inc (a)	39,871	662		Kemper Corp	86,488		2,830
MDC Holdings Inc	67,400	2,148		Maiden Holdings Ltd	219,833		1,866
Meritage Homes Corp (a)	28,616	1,004		MBIA Inc (a)	193,187		1,845
Nobility Homes Inc (a)	110	1		Meadowbrook Insurance Group Inc	55,413		390

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Insurance (continued)				Investment Companies (continued)
MGIC Investment Corp (a)	253,460	$611		Apollo Investment Corp	248,444		$1,908
Montpelier Re Holdings Ltd ADR	193,275	3,916		Ares Capital Corp	391,500		6,511
National Interstate Corp	4,171	109		Arlington Asset Investment Corp	5,555		124
National Security Group Inc	369	3		BlackRock Kelso Capital Corp	29,908		283
National Western Life Insurance Co	3,065	434		Capital Southwest Corp	3,876		405
Navigators Group Inc/The (a)	29,772	1,442		Fifth Street Finance Corp	29,585		299
OneBeacon Insurance Group Ltd	22,328	284		Gladstone Capital Corp	57,679		470
Phoenix Cos Inc/The (a)	139,953	228		Golub Capital BDC Inc	9,444		145
Platinum Underwriters Holdings Ltd	60,905	2,316		Home Loan Servicing Solutions Ltd	8,918		128
Presidential Life Corp	36,004	501		KCAP Financial Inc	47,960		382
Primerica Inc	37,534	1,028		Main Street Capital Corp	19,384		475
Protective Life Corp	63,455	1,771		MCG Capital Corp	190,163		833
Radian Group Inc	386,488	1,082		Medallion Financial Corp	56,939		631
RLI Corp	16,624	1,070		New Mountain Finance Corp	4,422		63
Safety Insurance Group Inc	29,034	1,231		PennantPark Investment Corp	59,124		617
SeaBright Holdings Inc	29,326	247		Prospect Capital Corp	70,095		776
Security National Financial Corp (a)	773	2		Solar Capital Ltd	31,784		724
Selective Insurance Group Inc	93,619	1,616		Steel Excel Inc (a)	16,164		443
StanCorp Financial Group Inc	37,071	1,103		TICC Capital Corp	15,786		154
State Auto Financial Corp	38,184	495		Triangle Capital Corp	11,382		261
Stewart Information Services Corp	39,522	674					$16,802
Symetra Financial Corp	147,706	1,717
Tower Group Inc	213,289	3,975		Iron & Steel - 0.34%
Unico American Corp	5,796	58		AK Steel Holding Corp	34,467		183
United Fire Group Inc	41,256	808		Commercial Metals Co	164,273		2,118
Universal Insurance Holdings Inc	24,812	79		Friedman Industries Inc	7,160		65
		$75,823		Schnitzer Steel Industries Inc	30,652		880
				Shiloh Industries Inc	15,270		161
Internet - 0.94%				Universal Stainless & Alloy (a)	7,119		243
1-800-Flowers.com Inc (a)	36,880	130					$3,650
AOL Inc (a)	68,812	2,192
AsiaInfo-Linkage Inc (a)	21,014	215		Leisure Products & Services - 0.22%
				Aldila Inc (a)	1,259		2
Bankrate Inc (a)	3,716	59
Blucora Inc (a)	77,232	1,178		Ambassadors Group Inc	1,229		7
				Arctic Cat Inc (a)	15,854		698
BroadVision Inc (a)	2,600	22
				Black Diamond Inc (a)	1,479		15
DealerTrack Holdings Inc (a)	3,582	105
Digital River Inc (a)	22,049	392		Callaway Golf Co	109,279		600
				Cybex International Inc (a)	4,747		6
ePlus Inc (a)	12,523	426
Global Sources Ltd (a)	10,636	64		Escalade Inc	1,608		10
				Johnson Outdoors Inc (a)	9,977		209
Hollywood Media Corp (a)	2,661	4
				Life Time Fitness Inc (a)	7,220		327
ICG Group Inc (a)	25,300	227
Internap Network Services Corp (a)	36,175	233		Marine Products Corp	3,231		18
				Nautilus Inc (a)	16,924		54
IntraLinks Holdings Inc (a)	4,123	18
				WMS Industries Inc (a)	23,601		433
Ipass Inc (a)	14,971	34
Keynote Systems Inc	10,401	143					$2,379
Limelight Networks Inc (a)	22,574	63		Lodging - 1.01%
Looksmart Ltd (a)	5,763	5		Ameristar Casinos Inc	54,078		912
magicJack VocalTec Ltd (a)	3,069	68		Boyd Gaming Corp (a)	137,417		784
ModusLink Global Solutions Inc (a)	45,237	155		Choice Hotels International Inc	81,625		3,272
Online Resources Corp (a)	41,546	98		Full House Resorts Inc (a)	8,288		23
PC-Tel Inc	12,257	75		Gaylord Entertainment Co (a)	76,802		2,822
Perficient Inc (a)	4,846	64		Marcus Corp	41,965		551
QuinStreet Inc (a)	14,757	134		Monarch Casino & Resort Inc (a)	6,455		48
RealNetworks Inc	33,952	263		MTR Gaming Group Inc (a)	18,997		68
Reis Inc (a)	12,610	131		Orient-Express Hotels Ltd (a)	217,020		1,979
Safeguard Scientifics Inc (a)	37,694	583		Red Lion Hotels Corp (a)	31,701		237
Shutterfly Inc (a)	9,988	328
support.com Inc (a)	7,801	22					$10,696
TechTarget Inc (a)	18,837	77		Machinery - Construction & Mining - 0.13%
TeleCommunication Systems Inc (a)	63,261	84		Astec Industries Inc (a)	8,061		235
TheStreet Inc	29,207	42		Terex Corp (a)	60,195		1,174
United Online Inc	215,798	916					$1,409
ValueClick Inc (a)	13,572	213
VASCO Data Security International Inc (a)	10,243	95		Machinery - Diversified - 0.59%
WebMD Health Corp (a)	21,082	310		Alamo Group Inc	22,965		657
Websense Inc (a)	15,979	240		Albany International Corp	11,683		209
XO Group Inc (a)	66,373	571		Altra Holdings Inc	8,086		134
				Applied Industrial Technologies Inc	2,208		82
		$9,979		Briggs & Stratton Corp	95,626		1,668
Investment Companies - 1.58%				Cascade Corp	3,467		163
American Realty Capital Trust Inc	106,176	1,170		Columbus McKinnon Corp/NY (a)	12,805		188

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Machinery - Diversified (continued)				Metal Fabrication & Hardware (continued)
DXP Enterprises Inc (a)	8,358	$369		Valmont Industries Inc	34,855		$4,318
Gencor Industries Inc (a)	1,537	12		Worthington Industries Inc	43,462		943
Global Power Equipment Group Inc	7,272	150					$11,342
Hurco Cos Inc (a)	14,986	306
Intermec Inc (a)	44,057	266		Mining - 1.09%
				Century Aluminum Co (a)	199,433		1,218
Intevac Inc (a)	9,948	58
				Charles & Colvard Ltd (a)	9,443		35
Kadant Inc (a)	28,162	583
				Coeur d'Alene Mines Corp (a)	158,087		2,579
Key Technology Inc (a)	1,200	11
NACCO Industries Inc	5,567	557		Globe Specialty Metals Inc	137,991		1,729
				Gold Reserve Inc (a)	30,176		101
Robbins & Myers Inc	15,724	721		Golden Star Resources Ltd (a)	89,636		106
Tecumseh Products Co (a)	19,894	108
Twin Disc Inc	3,840	75		Hecla Mining Co	124,009		558
				Horsehead Holding Corp (a)	42,113		381
		$6,317		Kaiser Aluminum Corp	55,623		3,033
Media - 1.21%				Materion Corp	14,858		291
AH Belo Corp	26,578	110		McEwen Mining Inc (a)	73,531		220
Beasley Broadcasting Group Inc (a)	5,597	28		Noranda Aluminum Holding Corp	7,374		46
Belo Corp	41,967	288		Revett Minerals Inc (a)	16,895		54
Cambium Learning Group Inc (a)	12,732	14		Stillwater Mining Co (a)	104,450		927
Central European Media Enterprises Ltd (a)	28,385	143		United States Lime & Minerals Inc (a)	73		3
Courier Corp	16,126	179		USEC Inc (a)	191,501		184
Crown Media Holdings Inc (a)	12,555	25		Vista Gold Corp (a)	38,384		116
Cumulus Media Inc (a)	86,850	219					$11,581
Daily Journal Corp (a)	645	61
Demand Media Inc (a)	5,062	56		Miscellaneous Manufacturing - 1.97%
Digital Generation Inc (a)	22,703	242		Actuant Corp	182,862		5,204
				American Railcar Industries Inc (a)	26,910		819
Dolan Co/The (a)	39,434	192
Entercom Communications Corp (a)	18,991	103		AO Smith Corp	104,711		5,175
EW Scripps Co (a)	97,196	903		Barnes Group Inc	29,756		710
Fisher Communications Inc (a)	11,174	357		Ceradyne Inc	53,741		1,182
Gray Television Inc (a)	44,666	75		Chase Corp	3,992		62
				Core Molding Technologies Inc (a)	875		7
Here Media Inc (a),(b),(c)	3,700	—
				EnPro Industries Inc (a)	4,704		162
Here Media Inc - Special Shares (a),(c)	3,700	—
				Fabrinet (a)	14,572		194
John Wiley & Sons Inc	86,487	4,121		Federal Signal Corp (a)	101,592		576
Journal Communications Inc (a)	50,188	278
Lee Enterprises Inc (a)	35,228	44		FreightCar America Inc	19,827		403
				GP Strategies Corp (a)	4,392		75
LIN TV Corp (a)	36,388	131
				Handy & Harman Ltd (a)	3,180		43
McClatchy Co/The (a)	97,108	157
Media General Inc (a)	19,401	95		Koppers Holdings Inc	8,381		276
				LSB Industries Inc (a)	5,271		169
Meredith Corp	26,819	886		Lydall Inc (a)	32,039		409
New Frontier Media Inc (a)	917	1
				MFRI Inc (a)	6,107		41
New York Times Co/The (a)	136,956	1,062
Nexstar Broadcasting Group Inc (a)	5,367	35		Movado Group Inc	51,713		1,212
Outdoor Channel Holdings Inc	15,992	111		Myers Industries Inc	38,215		628
Radio One Inc (a)	27,800	23		NL Industries Inc	12,944		152
				Park-Ohio Holdings Corp (a)	2,596		45
Saga Communications Inc (a)	5,544	188
Salem Communications Corp	14,805	73		Servotronics Inc	788		6
Scholastic Corp	61,521	1,853		Standex International Corp	10,904		467
				STR Holdings Inc (a)	19,015		63
Sinclair Broadcast Group Inc	76,642	782
Spanish Broadcasting System Inc (a)	1,921	7		Synalloy Corp	1,401		18
		$12,842		Tredegar Corp	30,101		446
				Trimas Corp (a)	1,676		36
Metal Fabrication & Hardware - 1.07%				Trinity Industries Inc	85,168		2,385
AM Castle & Co (a)	34,770	253					$20,965
Ampco-Pittsburgh Corp	11,107	175
Chicago Rivet & Machine Co	1,070	20		Office Furnishings - 0.04%
CIRCOR International Inc	6,009	185		HNI Corp	1,628		43
Dynamic Materials Corp	5,673	95		Kewaunee Scientific Corp	3,160		38
Eastern Co/The	4,634	83		Knoll Inc	9,656		132
Haynes International Inc	3,271	157		Steelcase Inc	27,635		237
				Virco Manufacturing Corp (a)	4,847		7
Kaydon Corp	20,288	428
Lawson Products Inc/DE	9,212	90					$457
LB Foster Co	11,084	328		Oil & Gas - 2.48%
Mueller Industries Inc	18,087	771		Adams Resources & Energy Inc	1,905		79
Mueller Water Products Inc - Class A	205,976	729		Alon USA Energy Inc	59,730		652
NN Inc (a)	16,019	145		Barnwell Industries Inc (a)	2,755		8
Northwest Pipe Co (a)	17,530	427		Bill Barrett Corp (a)	68,287		1,438
Olympic Steel Inc	33,719	528		Black Ridge Oil and Gas Inc (a)	6,777		2
Rexnord Corp (a)	9,542	185		BPZ Resources Inc (a)	101,918		232
RTI International Metals Inc (a)	58,345	1,309		Callon Petroleum Co (a)	26,779		133
Sun Hydraulics Corp	7,659	173		Carrizo Oil & Gas Inc (a)	3,619		91

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Oil & Gas (continued)				Packaging & Containers (continued)
Clayton Williams Energy Inc (a)	3,542	$146		Packaging Corp of America	125,068		$3,851
Comstock Resources Inc (a)	73,181	1,184		Silgan Holdings Inc	122,125		5,033
Contango Oil & Gas Co (a)	701	42		UFP Technologies Inc (a)	3,641		59
Crimson Exploration Inc (a)	54,665	241					$10,417
CVR Energy Inc	15,660	447
Delek US Holdings Inc	63,917	1,262		Pharmaceuticals - 0.61%
				Allos Therapeutics Inc (a)	9,671		17
Double Eagle Petroleum Co (a)	384	2
				Anika Therapeutics Inc (a)	13,024		158
Endeavour International Corp (a)	8,815	76
				BioScrip Inc (a)	21,162		135
Energy Partners Ltd (a)	61,366	1,037
				Cornerstone Therapeutics Inc (a)	4,871		38
Energy XXI Bermuda Ltd	14,136	440		Hi-Tech Pharmacal Co Inc (a)	4,348		149
Forest Oil Corp (a)	95,133	652
				Idenix Pharmaceuticals Inc (a)	5,732		58
Gastar Exploration Ltd (a)	368	1
				Infinity Pharmaceuticals Inc (a)	186		3
GeoMet Inc (a)	16,119	6
				KV Pharmaceutical Co (a)	49,932		17
GMX Resources Inc (a)	4,461	4
				Lannett Co Inc (a)	21,893		104
Gulfport Energy Corp (a)	15,608	322
Harvest Natural Resources Inc (a)	52,131	411		Medicis Pharmaceutical Corp	8,027		264
				Myrexis Inc (a)	17,214		44
Hercules Offshore Inc (a)	329,148	1,182
				Natural Alternatives International Inc (a)	1,459		10
HKN Inc (a)	8,949	20
Magnum Hunter Resources Corp (a)	77,167	293		Nature's Sunshine Products Inc	2,937		45
				Nutraceutical International Corp (a)	10,391		155
McMoRan Exploration Co (a)	61,155	798
				Omega Protein Corp (a)	77,102		642
Miller Energy Resources Inc (a)	795	3
				Par Pharmaceutical Cos Inc (a)	3,301		165
Oasis Petroleum Inc (a)	168,525	4,412
				PharMerica Corp (a)	97,760		1,006
Parker Drilling Co (a)	344,119	1,593
				Sucampo Pharmaceuticals Inc (a)	8,302		34
PDC Energy Inc (a)	45,007	1,179
				Synageva BioPharma Corp (a)	138		7
Penn Virginia Corp	87,474	586		Targacept Inc (a)	18,038		78
Quicksilver Resources Inc (a)	51,608	233
				Theragenics Corp (a)	34,889		64
Resolute Energy Corp (a)	20,384	177
				USANA Health Sciences Inc (a)	6,648		299
Rex Energy Corp (a)	18,111	230
				ViroPharma Inc (a)	139,719		3,033
Stone Energy Corp (a)	38,584	1,013
Swift Energy Co (a)	48,098	899					$6,525
Synergy Resources Corp (a)	24,633	72		Pipelines - 0.23%
Triangle Petroleum Corp (a)	6,453	36		Crosstex Energy Inc	17,995		243
Unit Corp (a)	3,602	143		SemGroup Corp (a)	66,263		2,233
Vantage Drilling Co (a)	112,206	176
							$2,476
W&T Offshore Inc	30,983	573
Warren Resources Inc (a)	38,564	90		Private Equity - 0.10%
Western Refining Inc	158,451	3,728		American Capital Ltd (a)	47,221		470
		$26,344		Fidus Investment Corp	6,247		96
				Gladstone Investment Corp	23,678		171
Oil & Gas Services - 2.27%				Harris & Harris Group Inc (a)	29,657		110
Basic Energy Services Inc (a)	45,979	497		Hercules Technology Growth Capital Inc	20,594		231
Bolt Technology Corp	7,194	105					$1,078
C&J Energy Services Inc (a)	13,048	245
Cal Dive International Inc (a)	100,215	162		Publicly Traded Investment Fund - 0.01%
Dawson Geophysical Co (a)	27,058	623		THL Credit Inc	7,881		109
Edgen Group Inc (a)	7,439	56
Exterran Holdings Inc (a)	159,444	2,355
				Real Estate - 0.29%
Flotek Industries Inc(a)	24,578	240		Alexander & Baldwin Inc (a)	66,625		2,135
Forbes Energy Services Ltd (a)	10,016	44		AV Homes Inc (a)	11,735		145
Geokinetics Inc (a)	4,962	1		California Coastal Communities Inc (a),(b),(c)	9,672		—
Gulf Island Fabrication Inc	26,163	728		Forestar Group Inc (a)	36,470		415
Helix Energy Solutions Group Inc (a)	294,388	5,264		HFF Inc (a)	3,177		41
Hornbeck Offshore Services Inc (a)	70,321	2,978		Howard Hughes Corp/The (a)	324		20
Key Energy Services Inc (a)	105,493	845
Matrix Service Co (a)	14,044	146		Kennedy-Wilson Holdings Inc	13,070		179
				Sovran Self Storage Inc	1,683		96
Mitcham Industries Inc(a)	14,105	249		Stratus Properties Inc (a)	2,038		17
Natural Gas Services Group Inc (a)	32,612	473
				Thomas Properties Group Inc	2,931		15
Newpark Resources Inc(a)	108,633	742		Transcontinental Realty Investors Inc (a)	100		—
Oil States International Inc (a)	60,257	4,381
Pioneer Energy Services Corp (a)	121,332	976					$3,063
SEACOR Holdings Inc (a)	21,539	1,830		REITS - 5.48%
Tesco Corp (a)	22,082	256		AG Mortgage Investment Trust Inc	5,888		133
Tetra Technologies Inc (a)	74,518	516		Agree Realty Corp	25,968		611
TGC Industries Inc (a)	6,352	44		American Assets Trust Inc	15,373		400
Union Drilling Inc (a)	23,079	83		American Capital Mortgage Investment Corp	13,522		332
Willbros Group Inc (a)	34,064	233		Anworth Mortgage Asset Corp	92,794		616
		$24,072		Apollo Commercial Real Estate Finance Inc	26,885		449
				Apollo Residential Mortgage Inc	8,126		163
Packaging & Containers - 0.98%				ARMOUR Residential REIT Inc	121,992		935
Graphic Packaging Holding Co (a)	261,527	1,464
Mod-Pac Corp (a)	2,208	10		Ashford Hospitality Trust Inc	120,690		920
				Associated Estates Realty Corp	146,189		2,183

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
REITS (continued)				Retail - 6.18%
Campus Crest Communities Inc	14,385	$158		ALCO Stores Inc (a)	5,911	$40
Capstead Mortgage Corp	93,615	1,318		America's Car-Mart Inc/TX (a)	6,638	305
CBL & Associates Properties Inc	32,203	635		ANN Inc (a)	6,800	184
Cedar Realty Trust Inc	22,441	116		Asbury Automotive Group Inc (a)	18,250	477
Chesapeake Lodging Trust	31,220	530		Ascena Retail Group Inc (a)	13,344	245
Colonial Properties Trust	67,867	1,537		Barnes & Noble Inc (a)	71,831	953
Colony Financial Inc	14,006	257		bebe stores inc	20,880	125
Coresite Realty Corp	8,411	224		Benihana Inc	20,648	335
Cousins Properties Inc	102,877	781		Big 5 Sporting Goods Corp	2,501	19
CreXus Investment Corp	25,062	263		Big Lots Inc (a)	107,875	4,370
CubeSmart	90,043	1,080		Biglari Holdings Inc (a)	2,758	1,037
CYS Investments Inc	69,536	1,006		Bob Evans Farms Inc	53,421	2,057
DCT Industrial Trust Inc	181,030	1,133		Bon-Ton Stores Inc/The	3,001	20
DiamondRock Hospitality Co	122,391	1,158		Books-A-Million Inc (a)	13,331	31
DuPont Fabros Technology Inc	25,999	699		Brown Shoe Co Inc	85,285	1,174
Dynex Capital Inc	50,231	522		Build-A-Bear Workshop Inc (a)	47,685	222
EastGroup Properties Inc	1,183	63		Cabela's Inc (a)	13,247	608
Education Realty Trust Inc	42,216	495		Cache Inc (a)	17,640	62
Entertainment Properties Trust	45,733	2,066		Cash America International Inc	21,365	819
Equity One Inc	50,272	1,090		Casual Male Retail Group Inc (a)	27,883	106
Excel Trust Inc	13,637	167		Cheesecake Factory Inc/The	8,863	297
First Industrial Realty Trust Inc (a)	105,153	1,340		Children's Place Retail Stores Inc/The (a)	13,312	676
First Potomac Realty Trust	21,184	245		Christopher & Banks Corp	18,860	41
Franklin Street Properties Corp	54,859	568		Citi Trends Inc (a)	3,998	60
Getty Realty Corp	31,702	589		Coast Distribution System/The (a)	2,597	5
Gladstone Commercial Corp	7,305	126		Coinstar Inc (a)	5,506	261
Government Properties Income Trust	13,877	318		Collective Brands Inc (a)	49,232	1,059
Healthcare Realty Trust Inc	45,829	1,126		Conn's Inc (a)	67,050	1,197
Hersha Hospitality Trust	166,059	807		Cracker Barrel Old Country Store Inc	3,822	240
Highwoods Properties Inc	125,566	4,252		dELiA*s Inc (a)	4,590	7
Hudson Pacific Properties Inc	16,592	295		Denny's Corp (a)	16,600	72
Inland Real Estate Corp	73,217	585		Destination Maternity Corp	15,742	282
Invesco Mortgage Capital Inc	73,255	1,450		Dillard's Inc	34,911	2,277
Investors Real Estate Trust	79,597	650		DineEquity Inc (a)	4,297	229
iStar Financial Inc (a)	129,446	869		DSW Inc	63,750	3,769
Kite Realty Group Trust	19,492	98		Ezcorp Inc (a)	6,422	145
LaSalle Hotel Properties	117,627	3,088		Fifth & Pacific Cos Inc (a)	67,272	746
Lexington Realty Trust	140,745	1,258		Finish Line Inc/The	39,935	834
LTC Properties Inc	18,687	667		First Cash Financial Services Inc (a)	104,076	4,173
Medical Properties Trust Inc	116,807	1,150		Fred's Inc	105,746	1,502
Mission West Properties Inc	11,124	98		Frisch's Restaurants Inc	4,698	152
Monmouth Real Estate Investment Corp	43,714	487		Gaiam Inc (a)	15,945	55
MPG Office Trust Inc (a)	80,960	240		Genesco Inc (a)	9,438	625
NorthStar Realty Finance Corp	192,256	1,060		Group 1 Automotive Inc	125,961	6,771
One Liberty Properties Inc	31,394	593		Hastings Entertainment Inc/United States (a)	1,165	2
Pebblebrook Hotel Trust	31,754	722		Haverty Furniture Cos Inc	29,775	336
Pennsylvania Real Estate Investment Trust	66,347	952		hhgregg Inc (a)	28,287	194
PennyMac Mortgage Investment Trust	25,999	548		Hot Topic Inc	61,724	627
Potlatch Corp	13,147	455		J Alexander's Corp (a)	4,747	62
PS Business Parks Inc	2,077	140		Jack in the Box Inc (a)	5,600	151
RAIT Financial Trust	105,999	492		Jos A Bank Clothiers Inc (a)	1,309	55
Ramco-Gershenson Properties Trust	47,516	605		Kenneth Cole Productions Inc (a)	4,017	60
Redwood Trust Inc	62,456	805		Kirkland's Inc (a)	10,185	110
Resource Capital Corp	27,997	153		Krispy Kreme Doughnuts Inc (a)	25,522	156
Retail Opportunity Investments Corp	60,329	736		Lazare Kaplan International Inc (a)	8,585	19
RLJ Lodging Trust	86,321	1,519		Lithia Motors Inc	143,896	4,009
Rouse Properties Inc	8,250	114		Luby's Inc (a)	39,945	265
Sabra Health Care REIT Inc	13,803	256		MarineMax Inc (a)	29,777	222
Select Income REIT	6,086	153		Men's Wearhouse Inc	40,376	1,100
STAG Industrial Inc	11,075	160		New York & Co Inc (a)	8,783	40
Starwood Property Trust Inc	79,325	1,766		Office Depot Inc (a)	273,112	486
Strategic Hotels & Resorts Inc (a)	74,983	454		OfficeMax Inc	106,798	480
Sunstone Hotel Investors Inc (a)	145,492	1,457		Pacific Sunwear of California Inc (a)	79,169	169
Two Harbors Investment Corp	134,038	1,538		Pantry Inc/The (a)	89,629	1,275
Urstadt Biddle Properties Inc	14,484	275		PC Connection Inc	56,656	673
Washington Real Estate Investment Trust	26,441	705		PC Mall Inc (a)	20,611	118
Whitestone REIT	5,175	71		Penske Automotive Group Inc	98,852	2,363
Winthrop Realty Trust	13,506	164		Pep Boys-Manny Moe & Jack/The	98,197	891
		$58,239		Perfumania Holdings Inc (a)	3,407	29
				PetMed Express Inc	22,631	220

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Retail (continued)				Savings & Loans (continued)
Pier 1 Imports Inc	13,233	$218		Kaiser Federal Financial Group Inc	2,832	$41
RadioShack Corp	37,204	108		Kearny Financial Corp	8,592	83
Red Robin Gourmet Burgers Inc (a)	19,335	577		LSB Financial Corp/IN (a)	514	9
Regis Corp	150,890	2,553		Magyar Bancorp Inc (a)	400	2
Rite Aid Corp (a)	474,346	550		Mayflower Bancorp Inc	100	1
Ruby Tuesday Inc (a)	123,161	789		Meta Financial Group Inc	3,224	69
Rush Enterprises Inc - Class A (a)	79,716	1,288		MutualFirst Financial Inc	2,937	33
Rush Enterprises Inc - Class B (a)	11,863	159		NASB Financial Inc (a)	2,778	53
Saks Inc (a)	72,255	754		Naugatuck Valley Financial Corp	279	2
Shoe Carnival Inc	25,637	569		New Hampshire Thrift Bancshares Inc	896	11
Sonic Automotive Inc	47,430	812		Northeast Community Bancorp Inc	2,697	13
Sonic Corp (a)	7,793	77		Northwest Bancshares Inc	139,081	1,620
Sport Chalet Inc - Class A (a)	5,105	7		Ocean Shore Holding Co	1,100	14
Sport Chalet Inc - Class B (a)	717	1		OceanFirst Financial Corp	9,537	130
Stage Stores Inc	90,904	1,721		Oritani Financial Corp	72,116	1,016
Stein Mart Inc (a)	21,937	175		Pacific Premier Bancorp Inc (a)	7,200	64
Steinway Musical Instruments Inc (a)	16,315	402		Peoples Federal Bancshares Inc	4,038	68
Susser Holdings Corp (a)	4,368	158		Provident Financial Holdings Inc	16,329	200
Syms Corp (a)	465	2		Provident Financial Services Inc	158,040	2,407
Systemax Inc (a)	15,780	196		Provident New York Bancorp	65,834	544
Trans World Entertainment Corp (a)	549	2		Pulaski Financial Corp	2,791	21
Tuesday Morning Corp (a)	74,537	377		Riverview Bancorp Inc (a)	11,395	16
Wendy's Co/The	101,201	465		Rockville Financial Inc	13,018	152
West Marine Inc (a)	42,263	433		SI Financial Group Inc	7,403	87
Wet Seal Inc/The (a)	44,647	122		Teche Holding Co	100	4
Zale Corp (a)	54,558	165		TF Financial Corp	1,827	41
Zumiez Inc (a)	4,804	175		TierOne Corp (a),(c)	2,447	—
		$65,631		Timberland Bancorp Inc/WA (a)	7,281	38
				United Community Financial Corp/OH (a)	23,899	64
Savings & Loans - 1.95%				United Financial Bancorp Inc	18,816	269
Ameriana Bancorp	2,687	16		ViewPoint Financial Group Inc	14,448	254
Astoria Financial Corp	103,944	979		Washington Federal Inc	95,206	1,517
Atlantic Coast Financial Corp (a)	210	1
				Waterstone Financial Inc (a)	8,611	29
B of I Holding Inc (a)	20,555	414
				Wayne Savings Bancshares Inc	1,100	9
Bank Mutual Corp	34,541	147		Westfield Financial Inc	40,541	303
BankAtlantic Bancorp Inc (a)	6,468	39
				WSB Holdings Inc (a)	4,266	12
BankFinancial Corp	24,453	192		WSFS Financial Corp	4,802	199
Beacon Federal Bancorp Inc	149	3				$20,681
Beneficial Mutual Bancorp Inc (a)	21,363	183
Berkshire Hills Bancorp Inc	40,192	903		Semiconductors - 3.96%
Brookline Bancorp Inc	60,194	506		Aeroflex Holding Corp (a)	13,100	79
Camco Financial Corp (a)	7,465	18		Aetrium Inc (a)	352	—
Cape Bancorp Inc (a)	3,180	29		Alpha & Omega Semiconductor Ltd (a)	19,363	149
Capitol Federal Financial Inc	351,669	4,121		Amkor Technology Inc (a)	92,616	494
CFS Bancorp Inc	11,190	60		ANADIGICS Inc (a)	14,843	19
Charter Financial Corp/GA	4,324	38		Applied Micro Circuits Corp (a)	23,130	132
Chicopee Bancorp Inc (a)	61	1		ATMI Inc (a)	18,402	350
Citizens Community Bancorp Inc/WI (a)	2,250	13		Axcelis Technologies Inc (a)	53,015	45
Citizens South Banking Corp	8,212	55		AXT Inc (a)	82,590	288
Clifton Savings Bancorp Inc	4,679	46		Brooks Automation Inc	26,980	250
Dime Community Bancshares Inc	34,008	493		Cabot Microelectronics Corp	13,839	407
ESB Financial Corp	7,554	106		Cascade Microtech Inc (a)	16,331	73
ESSA Bancorp Inc	9,408	99		Ceva Inc (a)	3,751	58
First Defiance Financial Corp	15,978	260		Cohu Inc	47,603	410
First Federal Bancshares of Arkansas Inc (a)	356	3		Diodes Inc (a)	15,064	285
First Financial Holdings Inc	54,947	648		DSP Group Inc (a)	41,016	237
First Financial Northwest Inc (a)	11,828	97		Emcore Corp (a)	1,615	8
First Pactrust Bancorp Inc	5,857	66		Emulex Corp (a)	97,921	633
First Place Financial Corp/OH (a)	10,217	8		Entegris Inc (a)	133,008	1,071
Flushing Financial Corp	52,258	738		Entropic Communications Inc (a)	105,305	632
Fox Chase Bancorp Inc	11,115	166		Exar Corp (a)	67,563	500
Hampden Bancorp Inc	448	6		Fairchild Semiconductor International Inc (a)	77,602	1,076
Heritage Financial Group Inc	5,768	77		First Solar Inc (a)	47,179	734
HF Financial Corp	5,479	70		FormFactor Inc (a)	62,139	380
Hingham Institution for Savings	775	47		FSI International Inc (a)	25,829	94
HMN Financial Inc (a)	2,080	6		GigOptix Inc (a)	4,322	11
Home Bancorp Inc (a)	7,937	133		GSI Technology Inc (a)	12,260	59
Home Federal Bancorp Inc/ID	10,981	109		GT Advanced Technologies Inc (a)	64,435	330
HomeStreet Inc (a)	2,774	102		Hittite Microwave Corp (a)	47,925	2,428
HopFed Bancorp Inc	2,020	15		Ikanos Communications Inc (a)	9,018	8
Investors Bancorp Inc (a)	16,806	273		Integrated Device Technology Inc (a)	76,593	386

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Semiconductors (continued)				Storage & Warehousing (continued)
Integrated Silicon Solution Inc (a)	63,224	$615		Wesco Aircraft Holdings Inc (a)	20,371		$272
International Rectifier Corp (a)	75,875	1,292					$1,408
Intersil Corp	187,634	1,728
IXYS Corp (a)	16,258	164		Supranational Bank - 0.12%
Kulicke & Soffa Industries Inc (a)	27,620	306		Banco Latinoamericano de Comercio Exterior	62,993		1,280
Lattice Semiconductor Corp (a)	50,316	187		SA
MEMC Electronic Materials Inc (a)	66,988	129
Microsemi Corp (a)	212,500	4,114		Telecommunications - 2.13%
MKS Instruments Inc	179,023	4,727		Anaren Inc (a)	3,898		78
Nanometrics Inc (a)	31,714	482		Anixter International Inc	4,669		266
OmniVision Technologies Inc (a)	86,884	1,218		Arris Group Inc (a)	149,806		1,901
Pericom Semiconductor Corp (a)	40,627	327		Aviat Networks Inc (a)	54,917		124
Photronics Inc (a)	188,430	1,102		Black Box Corp	50,418		1,344
PMC - Sierra Inc (a)	12,562	67		Calix Inc (a)	16,957		78
QLogic Corp (a)	31,092	359		Cbeyond Inc (a)	21,643		155
Rambus Inc (a)	80,705	338		Ciena Corp (a)	10,361		166
Richardson Electronics Ltd/United States	61,119	749		Cincinnati Bell Inc (a)	57,191		220
Rubicon Technology Inc (a)	5,340	54		Clearfield Inc (a)	543		3
Rudolph Technologies Inc (a)	25,432	254		Communications Systems Inc	8,709		100
Semtech Corp (a)	106,000	2,532		Comtech Telecommunications Corp	67,923		1,855
Sigma Designs Inc (a)	52,200	355		Consolidated Communications Holdings Inc	28,610		454
Standard Microsystems Corp (a)	8,559	316		Ditech Networks Inc (a)	25,522		21
Supertex Inc (a)	24,771	421		EarthLink Inc	266,121		1,823
Teradyne Inc (a)	194,350	2,859		EchoStar Corp (a)	14,209		409
Tessera Technologies Inc	81,781	1,182		Finisar Corp (a)	54,537		678
TriQuint Semiconductor Inc (a)	238,656	1,345		General Communication Inc (a)	722		7
Ultra Clean Holdings (a)	22,234	134		GeoEye Inc (a)	17,939		456
Veeco Instruments Inc (a)	87,854	3,137		Globecomm Systems Inc (a)	18,938		193
		$42,119		Harmonic Inc (a)	73,096		310
				Hawaiian Telcom Holdco Inc (a)	7,589		136
Shipbuilding - 0.00%				ID Systems Inc (a)	1,586		7
Huntington Ingalls Industries Inc (a)	118	5
				IDT Corp - Class B	2,578		26
				Iridium Communications Inc (a)	110,787		1,004
Software - 1.70%				Leap Wireless International Inc (a)	53,731		305
Accelrys Inc (a)	22,388	182		Loral Space & Communications Inc	5,995		431
Actuate Corp (a)	1,934	13		NeoPhotonics Corp (a)	523		3
Acxiom Corp (a)	53,791	902		Netgear Inc (a)	26,401		914
Aspen Technology Inc (a)	3,472	81		Neutral Tandem Inc (a)	14,498		198
Audience Inc (a)	3,323	60		Novatel Wireless Inc (a)	17,353		41
Avid Technology Inc (a)	62,818	579		Oclaro Inc (a)	15,101		42
Bottomline Technologies Inc (a)	10,498	199		Oplink Communications Inc (a)	24,721		328
Broadridge Financial Solutions Inc	176,250	3,731		Optical Cable Corp	8,872		32
Bsquare Corp (a)	81	—		Orbcomm Inc (a)	54,742		170
Concurrent Computer Corp	2,188	9		Performance Technologies Inc (a)	11,588		22
CSG Systems International Inc (a)	11,520	203		Plantronics Inc	28,415		933
Digi International Inc (a)	42,452	388		Preformed Line Products Co	1,678		91
Ebix Inc	5,913	128		Premiere Global Services Inc (a)	49,116		450
EPIQ Systems Inc	41,294	466		Primus Telecommunications Group Inc	1,075		17
Fair Isaac Corp	5,235	227		Relm Wireless Corp (a)	1,332		2
GSE Systems Inc (a)	3,462	8		RF Industries Ltd	300		1
JDA Software Group Inc (a)	13,672	404		RF Micro Devices Inc (a)	665,177		2,581
Mantech International Corp/VA	24,778	544		Shenandoah Telecommunications Co	11,459		180
Market Leader Inc (a)	2,508	13		Sonus Networks Inc (a)	67,517		112
MedAssets Inc (a)	26,001	343		Sycamore Networks Inc (a)	48,417		690
Official Payments Holdings Inc (a)	7,785	31		Symmetricom Inc (a)	66,412		398
Omnicell Inc (a)	12,481	163		TeleNav Inc (a)	10,997		63
Pervasive Software Inc (a)	18,262	124		Tellabs Inc	473,832		1,559
Progress Software Corp (a)	26,510	515		Telular Corp	14,566		137
Sapiens International Corp NV (a)	9,036	32		Tessco Technologies Inc	3,931		74
Schawk Inc	6,832	78		USA Mobility Inc	53,735		599
Seachange International Inc (a)	34,278	259		UTStarcom Holdings Corp (a)	47,867		51
SoundBite Communications Inc (a)	1,020	2		Vonage Holdings Corp (a)	105,075		188
SS&C Technologies Holdings Inc (a)	108,049	2,626		Westell Technologies Inc (a)	68,940		151
SYNNEX Corp (a)	81,953	2,773		WPCS International Inc (a)	2,259		2
THQ Inc (a)	1,130	6					$22,579
Verint Systems Inc (a)	107,775	3,008
		$18,097		Textiles - 0.23%
				Culp Inc	7,138		72
Storage & Warehousing - 0.13%				Dixie Group Inc/The (a)	11,461		40
Mobile Mini Inc (a)	79,313	1,136		G&K Services Inc	31,088		979

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	Maturity
Textiles (continued)	REPURCHASE AGREEMENTS - 3.85%	Amount (000's)	Value(000	's)
UniFirst Corp/MA	20,762	$1,300	Banks - 3.85%
$2,391	Investment in Joint Trading Account; Credit	$10,817	$10,817
Suisse Repurchase Agreement; 0.15%
Toys, Games & Hobbies - 0.07%	dated 07/31/2012 maturing 08/01/2012
Jakks Pacific Inc	36,550	586	(collateralized by US Government
LeapFrog Enterprises Inc (a)	15,460	177
Securities; $11,033,626; 3.88% - 9.00%;
$763	dated 11/15/18 - 08/15/40)
Transportation - 2.26%	Investment in Joint Trading Account; Deutsche	11,218	11,218
Air Transport Services Group Inc (a)	49,014	237	Bank Repurchase Agreement; 0.18% dated
Arkansas Best Corp	45,637	625	07/31/2012 maturing 08/01/2012
Atlas Air Worldwide Holdings Inc (a)	128,162	5,813	(collateralized by US Government
Baltic Trading Ltd	7,329	23	Securities; $11,442,278; 0.00% - 8.95%;
Bristow Group Inc	85,893	3,931	dated 08/15/12 - 10/15/37)
CAI International Inc (a)	5,924	123	Investment in Joint Trading Account; JP	8,413	8,413
Covenant Transportation Group Inc (a)	11,049	55	Morgan Repurchase Agreement; 0.17%
DHT Holdings Inc	7,245	48	dated 07/31/2012 maturing 08/01/2012
Eagle Bulk Shipping Inc (a)	25,870	75	(collateralized by US Government
Echo Global Logistics Inc (a)	12,200	220	Securities; $8,581,708; 0.00% - 10.35%;
Excel Maritime Carriers Ltd (a)	102,782	44	dated 08/15/12 - 05/15/42)
Frontline Ltd/Bermuda	34,050	126	Investment in Joint Trading Account; Merrill	10,432	10,433
Frozen Food Express Industries Inc (a)	18,708	28	Lynch Repurchase Agreement; 0.16%
Genco Shipping & Trading Ltd (a)	42,032	91	dated 07/31/2012 maturing 08/01/2012
Gulfmark Offshore Inc (a)	46,404	1,669	(collateralized by US Government
Heartland Express Inc	7,184	100	Securities; $10,640,713; 0.00% - 5.63%;
International Shipholding Corp	8,150	151	dated 05/02/13 - 11/23/35)
Knight Transportation Inc	22,194	340	$40,881
Knightsbridge Tankers Ltd	13,982	120	TOTAL REPURCHASE AGREEMENTS	$40,881
Marten Transport Ltd	37,425	671	Total Investments	$1,055,624
Matson Inc	66,625	1,636	Other Assets in Excess of Liabilities, Net - 0.66%	$7,014
Nordic American Tankers Ltd	41,065	481	TOTAL NET ASSETS - 100.00%	$1,062,638
Overseas Shipholding Group Inc	34,268	196
PAM Transportation Services Inc	10,768	101
Patriot Transportation Holding Inc (a)	268	6	(a)	Non-Income Producing Security
PHI Inc (a)	18,466	492	(b)	Security is Illiquid
Providence and Worcester Railroad Co	4,442	60	(c)	Market value is determined in accordance with procedures established in
Quality Distribution Inc (a)	7,519	76	good faith by the Board of Directors. At the end of the period, the value of
RailAmerica Inc (a)	47,504	1,303	these securities totaled $38 or 0.00% of net assets.
Roadrunner Transportation Systems Inc (a)	5,220	91
Saia Inc (a)	48,472	1,096
Ship Finance International Ltd	21,732	315	Portfolio Summary (unaudited)
Teekay Tankers Ltd	41,738	162	Sector	Percent
Universal Truckload Services Inc	3,755	56	Financial	32 .88%
USA Truck Inc (a)	8,609	36
Consumer, Non-cyclical	15 .08%
Werner Enterprises Inc	150,284	3,469	Industrial	13 .81%
$24,066	Consumer, Cyclical	13 .29%
Trucking & Leasing - 0.68%	Technology	7.17%
Amerco Inc	18,817	1,758	Energy	5.25%
GATX Corp	85,862	3,612	Communications	4.31%
Greenbrier Cos Inc (a)	71,899	1,172	Basic Materials	3.74%
TAL International Group Inc	14,297	488	Utilities	3.63%
Willis Lease Finance Corp (a)	12,019	151	Government	0.12%
$7,181	Diversified	0.06%
Other Assets in Excess of Liabilities, Net	0.66%
Water - 0.20%	TOTAL NET ASSETS	100.00%
American States Water Co	19,738	803
California Water Service Group	30,273	559
Consolidated Water Co Ltd	8,548	70
PICO Holdings Inc (a)	11,503	277
SJW Corp	16,106	376
$2,085
TOTAL COMMON STOCKS	$1,014,716
PREFERRED STOCKS - 0.00%	Shares Held	Value(000	's)
Transportation - 0.00%
DHT Holdings Inc (a),(c)	193	27
TOTAL PREFERRED STOCKS	$27

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; September 2012	Long	562	$42,825	$44,095	$1,270
Total					$1,270
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2012 (unaudited)

INVESTMENT COMPANIES - 1.93%	Shares Held	Value(000	's)		Principal
Publicly Traded Investment Fund - 1.93%				MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)
BlackRock Liquidity Funds MuniFund	5,000,000	$5,000		California (continued)
Portfolio				Los Angeles Department of Water & Power
				5.25%, 7/1/2038	$1,000	$1,166
TOTAL INVESTMENT COMPANIES		$5,000		Los Angeles Harbor Department
	Principal			5.00%, 8/1/2031	1,240	1,412
MUNICIPAL BONDS - 100.19%	Amount (000's)	Value(000	's)	Los Angeles Unified School District/CA
				5.00%, 7/1/2029	1,000	1,148
Alabama - 1.88%				Metropolitan Water District of Southern
Auburn University				California
5.00%, 6/1/2038	$1,500	$1,655		5.00%, 7/1/2029	1,150	1,344
Birmingham Airport Authority AGM				Morongo Band of Mission Indians/The
5.25%, 7/1/2030	1,000	1,124		6.50%, 3/1/2028(c)	500	521
Courtland Industrial Development Board				Poway Unified School District
5.20%, 6/1/2025	1,250	1,292		0.00%, 8/1/2023(b)	1,250	828
Selma Industrial Development Board				Richmond Joint Powers Financing Authority
6.25%, 11/1/2033	700	795		6.25%, 7/1/2024	1,000	1,139
		$4,866		San Diego Unified School District/CA
				0.00%, 7/1/2032(b)	5,000	1,964
Alaska - 2.97%
Alaska International Airports				San Francisco City & County Airports
System AMBAC				Commission
5.25%, 10/1/2027	4,500	4,538		5.00%, 5/1/2040	1,000	1,101
Borough of Matanuska-Susitna				Southern California Public Power Authority
AK ASSURED GTY				5.25%, 7/1/2028	1,000	1,205
5.50%, 9/1/2023	1,500	1,824		State of California
City of Anchorage AK NATL-RE				5.25%, 7/1/2021	1,000	1,220
6.50%, 12/1/2013	1,235	1,330		5.25%, 11/1/2025	2,000	2,097
		$7,692		University of California
				5.50%, 5/15/2027	1,375	1,599
Arizona - 3.08%				5.75%, 5/15/2023	930	1,162
Arizona State Transportation Board				5.75%, 5/15/2025	1,380	1,714
5.00%, 7/1/2026	1,500	1,763				$43,629
Arizona State University AMBAC
5.25%, 9/1/2024	1,090	1,183		Colorado - 2.28%
Maricopa County Pollution Control Corp				City of Colorado Springs CO AGM
6.00%, 5/1/2029	500	538		5.25%, 12/15/2022	3,000	3,465
Navajo County Pollution Control Corp				Platte River Power Authority
5.75%, 6/1/2034	1,000	1,131		5.00%, 6/1/2026	1,135	1,330
Phoenix Civic Improvement Corp				Regional Transportation District
5.00%, 7/1/2034	1,000	1,163		6.00%, 1/15/2041	450	512
Pima County Industrial Development				6.50%, 1/15/2030	500	601
Authority						$5,908
6.25%, 6/1/2026	160	163		Connecticut - 0.46%
6.55%, 12/1/2037	300	313		State of Connecticut ACA
Salt River Project Agricultural Improvement &				6.60%, 7/1/2024	1,200	1,202
Power District
5.00%, 1/1/2039	1,500	1,701
		$7,955		Delaware - 0.40%
				Delaware State Economic Development
California - 16.87%				Authority
Bay Area Toll Authority				5.00%, 9/1/2042	1,000	1,037
5.00%, 4/1/2034	2,500	2,823
California Educational Facilities Authority
5.00%, 1/1/2038(a)	1,621	1,771		District of Columbia - 2.76%
5.00%, 10/1/2038(a)	2,700	3,135		District of Columbia
5.00%, 1/1/2039(a)	8,154	9,005		5.00%, 12/1/2023	1,785	2,206
California Statewide Communities				5.00%, 12/1/2024	715	865
Development Authority				6.38%, 10/1/2034	1,000	1,171
6.25%, 11/15/2019	500	548		District of Columbia Water & Sewer
6.63%, 11/15/2024	500	571		Authority AGM
California Statewide Communities				5.50%, 10/1/2017	500	617
Development Authority FHA INS				District of Columbia Water & Sewer
6.63%, 8/1/2029	1,000	1,232		Authority AGM-CR NATL-RE-FGIC
City of Los Angeles Department of Airports				5.50%, 10/1/2041	2,000	2,309
5.00%, 5/15/2035	1,500	1,674				$7,168
City of Vernon CA				Florida - 2.54%
5.13%, 8/1/2021	1,000	1,126		County of Miami-Dade FL Aviation
Foothill-Eastern Transportation Corridor				Revenue ASSURED GTY
Agency NATL-RE				5.25%, 10/1/2033	2,000	2,152
0.00%, 1/15/2018(b)	2,000	1,476
				Escambia County Health Facilities
Lancaster Redevelopment Agency				Authority AMBAC
6.50%, 8/1/2029	580	648		5.95%, 7/1/2020	65	68

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2012 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)
Florida (continued)				Illinois (continued)
Florida Housing Finance				Village of Pingree Grove IL Special Service
Corporation AMBAC FHA 542 (C)				Area No 7
6.50%, 7/1/2036	$900	$907		6.00%, 3/1/2036	$89		$89
Miami-Dade County Educational Facilities							$22,824
Authority BHAC-CR
5.50%, 4/1/2038	1,000	1,110		Indiana - 2.17%
Miami-Dade County School				City of Rockport IN
Board ASSURED GTY				7.00%, 6/1/2028	1,000		1,042
5.25%, 5/1/2028	2,000	2,262		Indiana Finance Authority
West Villages Improvement District				5.00%, 10/1/2041	1,000		1,101
0.00%, 5/1/2037(b),(d)	150	67		5.38%, 11/1/2032	1,000		1,110
		$6,566		Indiana Municipal Power Agency
				6.00%, 1/1/2039	1,000		1,166
Georgia - 0.48%				Indiana Municipal Power Agency NATL-RE
City of Atlanta GA Water & Wastewater				6.13%, 1/1/2013	1,155		1,183
Revenue							$5,602
6.00%, 11/1/2027	1,000	1,236
				Iowa- 0.50%
				City of Altoona IA CITY APPROP
Idaho- 1.37%				5.75%, 6/1/2031	1,200		1,289
Idaho Health Facilities Authority
6.65%, 2/15/2021	2,000	2,812
Idaho Housing & Finance Association				Kansas - 0.75%
5.85%, 7/1/2036	665	713		County of Sedgwick KS/County of Shawnee
		$3,525		KS GNMA/FNMA
				5.65%, 6/1/2037	725		773
Illinois - 8.83%				Kansas Development Finance Authority
City of Chicago IL				5.50%, 11/15/2029	1,000		1,173
7.13%, 3/15/2022	500	508					$1,946
7.46%, 2/15/2026	250	250
City of Chicago IL ASSURED GTY				Kentucky - 2.40%
5.25%, 1/1/2025	2,000	2,273		Kentucky Economic Development Finance
City of Chicago IL O'Hare International				Authority
Airport Revenue AGM				5.38%, 8/15/2024	1,000		1,137
5.75%, 1/1/2020	1,000	1,052		5.63%, 8/15/2027	1,000		1,134
City of Chicago IL Wastewater Transmission				Kentucky Economic Development Finance
Revenue BHAC				Authority ASSURED GTY
5.50%, 1/1/2038	1,000	1,114		6.00%, 12/1/2033	1,000		1,113
City of United City of Yorkville IL				Kentucky State Property & Building
5.75%, 3/1/2028	500	504		Commission ASSURED GTY
6.00%, 3/1/2036	400	376		5.25%, 2/1/2025	1,000		1,175
Huntley Special Service Area No				Paducah Electric Plant Board ASSURED
10/IL ASSURED GTY				GTY
5.10%, 3/1/2029	1,000	1,071		5.25%, 10/1/2035	1,500		1,664
Illinois Finance Authority							$6,223
5.38%, 8/15/2024	500	586		Louisiana - 1.57%
5.50%, 8/1/2037	1,000	1,077		Lafayette Public Trust Financing
5.75%, 8/15/2030	1,000	1,173		Authority AGM
5.75%, 11/15/2037	1,500	1,640		5.25%, 10/1/2030	1,000		1,138
6.00%, 5/15/2025	500	461		Louisiana Public Facilities Authority
6.00%, 3/1/2038	1,000	1,141		5.00%, 6/1/2030	400		427
6.25%, 11/15/2035	1,000	1,164		Louisiana Public Facilities Authority FNMA
6.50%, 11/1/2038	1,000	1,179		0.00%, 12/1/2019(b)	1,500		1,311
7.00%, 2/15/2018	550	651		New Orleans Aviation Board ASSURED
7.25%, 11/1/2038	1,000	1,265		GTY
Illinois State Toll Highway Authority				6.00%, 1/1/2023	1,000		1,200
5.25%, 1/1/2030	1,000	1,134					$4,076
Metropolitan Pier & Exposition
Authority AGM				Maryland - 0.86%
5.50%, 6/15/2050	1,000	1,120		Maryland Community Development
Railsplitter Tobacco Settlement Authority				Administration
5.25%, 6/1/2021	1,000	1,176		5.05%, 9/1/2032	1,000		1,042
State of Illinois NATL-RE				Maryland Economic Development Corp
4.85%, 10/1/2024	1,000	1,008		5.75%, 6/1/2035	545		595
Village of Bartlett IL				Maryland Health & Higher Educational
5.60%, 1/1/2023	300	286		Facilities Authority
Village of Bolingbrook IL				6.00%, 7/1/2041	500		587
6.25%, 1/1/2024(e)	500	351					$2,224
Village of Gilberts IL
0.00%, 3/1/2016(b),(d)	500	175

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2012 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)
Massachusetts - 4.66%				New Jersey - 1.45%
Massachusetts Bay Transportation Authority				New Jersey Economic Development
5.25%, 7/1/2028	$2,000	$2,647		Authority
Massachusetts Development Finance Agency				5.00%, 9/1/2034	$1,000	$1,113
0.00%, 11/15/2056(b)	94	—		5.75%, 4/1/2031	1,000	1,095
5.50%, 11/15/2046	19	12		5.75%, 6/1/2031	550	615
5.75%, 12/1/2042	1,000	1,200		New Jersey Housing & Mortgage Finance
6.25%, 11/15/2046	355	258		Agency
6.38%, 7/1/2029(d)	500	500		6.38%, 10/1/2028	830	929
Massachusetts Educational Financing						$3,752
Authority
4.90%, 7/1/2028	5,000	5,153		New Mexico - 0.63%
Massachusetts Health & Educational Facilities				New Mexico Hospital Equipment Loan
Authority GO OF UNIV				Council
5.00%, 7/1/2038	1,000	1,159		5.00%, 8/1/2039	1,500	1,630
Massachusetts State College Building
Authority				New York - 7.63%
5.50%, 5/1/2039	1,000	1,156		Brooklyn Arena Local Development Corp
		$12,085		6.38%, 7/15/2043	200	230
				Hudson Yards Infrastructure Corp
Michigan - 1.67%				5.75%, 2/15/2047	2,500	2,930
City of Detroit MI Sewage Disposal System
Revenue AGM				Metropolitan Transportation Authority
				4.00%, 11/15/2038	1,500	1,505
7.00%, 7/1/2027	1,500	1,799		5.25%, 11/15/2030	1,500	1,752
Kent Hospital Finance Authority
5.50%, 1/15/2047	500	555		New York City Industrial Development
				Agency ASSURED GTY
Lansing Board of Water & Light				6.13%, 1/1/2029	1,000	1,177
5.00%, 7/1/2037	850	969
Michigan Strategic Fund XLCA				New York City Municipal Water Finance
				Authority
5.45%, 12/15/2032	1,000	1,004		5.00%, 6/15/2044	2,000	2,296
		$4,327		New York City Transitional Finance Authority
Minnesota - 1.56%				Building Aid Revenue ST AID WITHHLDG
City of Minneapolis MN				5.25%, 1/15/2039	2,000	2,260
6.75%, 11/15/2032	500	598		New York Liberty Development Corp
City of Minneapolis MN ASSURED GTY				5.00%, 11/15/2031	1,000	1,145
6.50%, 11/15/2038	1,000	1,199		5.00%, 9/15/2040	1,000	1,136
Tobacco Securitization Authority MN				5.25%, 10/1/2035	1,020	1,178
5.25%, 3/1/2031	2,000	2,250		New York State Dormitory
		$4,047		Authority ASSURED GTY ST AID
				WITHHLDG
Missouri - 0.46%				5.00%, 10/1/2023	2,000	2,342
Cape Girardeau County Industrial				New York State Thruway Authority
Development Authority				5.00%, 3/15/2026	1,480	1,781
5.50%, 6/1/2034	1,000	1,029				$19,732
5.63%, 6/1/2027	160	160
		$1,189		North Carolina - 0.46%
				City of Raleigh NC Combined Enterprise
Nebraska - 1.33%				System Revenue
Municipal Energy Agency of Nebraska BHAC				5.00%, 3/1/2031	1,000	1,196
5.13%, 4/1/2029	1,000	1,155
Omaha Public Power District
5.50%, 2/1/2039	1,000	1,135		Ohio- 2.92%
University of Nebraska				County of Adams OH
5.25%, 7/1/2039	1,000	1,131		6.25%, 9/1/2020(d)	1,000	892
		$3,421		County of Montgomery OH
				6.25%, 11/15/2033	1,310	1,399
Nevada - 0.88%				Ohio Air Quality Development Authority
County of Clark NV				5.63%, 6/1/2018	1,000	1,161
5.13%, 7/1/2034	1,000	1,105		6.75%, 6/1/2024	2,000	2,064
State of Nevada				Ohio Higher Educational Facility
5.00%, 6/1/2022	1,000	1,153		Commission
		$2,258		6.75%, 1/15/2039	1,000	1,153
New Hampshire - 1.21%				Ohio Housing Finance
City of Manchester NH AGM				Agency GNMA/FNMA/FHLMC COLL
5.13%, 1/1/2030	1,000	1,106		5.20%, 9/1/2029	795	872
New Hampshire Health & Education Facilities						$7,541
Authority AGM				Oklahoma - 0.02%
5.50%, 8/1/2027	2,000	2,007		Oklahoma Housing Finance Agency GNMA
		$3,113		COLL
				8.00%, 8/1/2018	40	41

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2012 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)
Oregon - 0.69%			Texas (continued)
Oregon State Department of Administrative			Tarrant County Cultural Education Facilities
Services			Finance Corp
5.25%, 4/1/2026	$1,500	$1,796	6.13%, 11/15/2029	$1,000		$1,107
			Tarrant County Cultural Education Facilities
			Finance Corp ASSURED GTY
Pennsylvania - 1.12%			6.25%, 7/1/2028	1,000		1,183
Pennsylvania Turnpike Commission
0.00%, 12/1/2028(b),(e)	800	784	Texas A&M University
0.00%, 12/1/2034(b),(e)	500	480	5.00%, 5/15/2027	1,000		1,175
			Texas Transportation Commission
Pennsylvania Turnpike			5.00%, 4/1/2020	1,000		1,145
Commission ASSURED GTY
5.00%, 6/1/2039	1,500	1,635				$15,477
		$2,899	Utah- 0.74%
			Utah Housing Corp
Puerto Rico - 1.98%			5.25%, 1/1/2039	900		912
Puerto Rico Electric Power Authority
5.05%, 7/1/2042	2,000	2,066	5.75%, 7/1/2036	940		1,000
Puerto Rico Sales Tax Financing Corp						$1,912
5.25%, 8/1/2041	1,350	1,437	Vermont - 0.20%
5.38%, 8/1/2039	700	750	Vermont Student Assistance Corp
5.50%, 8/1/2042	800	862	5.10%, 6/15/2032	500		515
		$5,115
South Carolina - 0.82%			Virgin Islands - 0.28%
South Carolina Jobs-Economic Development			Virgin Islands Public Finance Authority
Authority AMBAC			5.00%, 10/1/2025	650		721
5.20%, 11/1/2027	1,000	1,010
South Carolina Jobs-Economic Development
Authority ASSURED GTY			Virginia - 3.20%
5.38%, 2/1/2029	1,000	1,120	Virginia Small Business Financing Authority
			5.00%, 1/1/2040	2,500		2,634
		$2,130	5.50%, 1/1/2042	4,000		4,408
Tennessee - 0.37%			Washington County Industrial Development
Chattanooga Health Educational & Housing			Authority/VA
Facility Board			7.50%, 7/1/2029	750		921
5.50%, 10/1/2020	410	429	White Oak Village Shops Community
Shelby County Health Educational & Housing			Development Authority
Facilities Board			5.30%, 3/1/2017	300		322
5.63%, 9/1/2026	500	514				$8,285
		$943	Washington - 3.50%
Texas- 5.99%			Douglas County Public Utility District No 1
Capital Area Cultural Education Facilities			4.00%, 12/1/2041(f)	1,000		998
Finance Corp			FYI Properties
6.13%, 4/1/2045	1,000	1,096	5.50%, 6/1/2039	1,000		1,128
County of Harris TX			State of Washington
5.00%, 8/15/2032	1,500	1,728	6.40%, 6/1/2017	3,000		3,523
Dallas County Flood Control District No 1			Washington Health Care Facilities Authority
6.75%, 4/1/2016	170	175	7.38%, 3/1/2038	1,000		1,221
Dallas/Fort Worth International			Washington Health Care Facilities
Airport BHAC-CR FGIC			Authority AGM
5.50%, 11/1/2031	565	566	5.50%, 8/15/2038	1,000		1,097
Dallas/Fort Worth International			Washington Higher Education Facilities
Airport NATL-RE			Authority
6.00%, 11/1/2023	205	206	5.63%, 10/1/2040	1,000		1,086
El Paso County Hospital District ASSURED						$9,053
GTY
5.00%, 8/15/2037	1,000	1,089	West Virginia - 0.64%
Harris County Industrial Development Corp			County of Ohio WV
			5.85%, 6/1/2034	250		258
5.00%, 2/1/2023	400	440	West Virginia Hospital Finance Authority
McLennan County Public Facility Corp
6.63%, 6/1/2035	985	1,079	5.50%, 6/1/2034	1,250		1,384
North Texas Health Facilities Development						$1,642
Corp AGM			Wisconsin - 3.61%
5.00%, 9/1/2024	1,000	1,102	City of Superior WI GO OF CORP
5.00%, 9/1/2032	1,000	1,065	5.38%, 11/1/2021	750		818
North Texas Tollway Authority			County of Milwaukee WI AGM
5.63%, 1/1/2033	1,000	1,116	5.25%, 12/1/2025	4,000		4,268
5.75%, 1/1/2033	1,000	1,105	Public Finance Authority
Sea Breeze Public Facility Corp			6.00%, 7/15/2042	500		503
6.50%, 1/1/2046	100	100

See accompanying notes

Schedule of Investments Tax-Exempt Bond Fund July 31, 2012 (unaudited)

	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)

Wisconsin (continued)
State of Wisconsin ST APPROP
5.38%, 5/1/2025	$1,000	$1,193
Wisconsin Health & Educational Facilities
Authority
5.00%, 10/1/2033	1,000	1,104
6.38%, 2/15/2029	500	585
6.63%, 2/15/2039	720	841
		$9,312
TOTAL MUNICIPAL BONDS		$259,100
Total Investments		$264,100
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (3.22)%
Notes with interest rates of 0.25% at July 31,	$(8,315)	$(8,315)
2012 and contractual maturity of collateral
from 2016-2017.(g)
Total Net Investments		$255,785
Other Assets in Excess of Liabilities, Net - 1.10%		$2,844
TOTAL NET ASSETS - 100.00%		$258,629

(a)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(b)	Non-Income Producing Security
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $521 or 0.20% of net assets.
(d)	Security is Illiquid
(e)	Variable Rate. Rate shown is in effect at July 31, 2012.
(f)	Security purchased on a when-issued basis.
(g)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at July 31, 2012

Portfolio Summary (unaudited)

Sector	Percent
Revenue Bonds	61 .89%
Insured	30 .06%
General Obligation Unltd	4.23%
Exchange Traded Funds	1.93%
Prerefunded	1.79%
Special Assessment	0.57%
Tax Allocation	0.46%
General Obligation Ltd	0.45%
Special Tax	0.44%
Certificate Participation	0.30%
Liability For Floating Rate Notes Issued	(3.22)%
Other Assets in Excess of Liabilities, Net	1.10%
TOTAL NET ASSETS	100.00%

See accompanying notes

At July 31, 2012, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows:

	Unrealized	Unrealized	Net Unrealized Appreciation	Cost for federal income tax
	Appreciation	(Depreciation)	(Depreciation)	purposes
Bond & Mortgage Securities Fund	$104,045	$(16,157)	$87,888	$2,446,852
California Municipal Fund	19,045	(1,460)	17,585	206,036
Core Plus Bond Fund I	184,629	(13,632)	170,997	3,649,279
Diversified International Fund	280,590	(137,604)	142,986	3,083,326
Equity Income Fund	859,865	(114,885)	744,980	3,309,362
Global Diversified Income Fund	239,039	(98,533)	140,506	4,159,385
Global Real Estate Securities Fund	76,235	(8,791)	67,444	975,402
Government & High Quality Bond Fund	80,119	(10,981)	69,138	1,808,604
High Yield Fund	154,684	(146,921)	7,763	3,641,449
High Yield Fund I	50,823	(24,882)	25,941	1,055,091
Income Fund	164,587	(11,137)	153,450	2,059,782
Inflation Protection Fund	45,798	(14,835)	30,963	762,350
International Emerging Markets Fund	148,635	(131,847)	16,788	1,503,422
International Fund I	63,527	(89,562)	(26,035)	1,036,132
LargeCap Blend Fund II	173,080	(40,174)	132,906	920,773
LargeCap Growth Fund	517,885	(52,168)	465,717	1,903,151
LargeCap Growth Fund I	739,039	(177,013)	562,026	4,174,660
LargeCap Growth Fund II	177,611	(21,615)	155,996	1,031,354
LargeCap S&P 500 Index Fund	618,589	(179,537)	439,052	2,262,231
LargeCap Value Fund	177,891	(24,465)	153,426	1,586,625
LargeCap Value Fund I	191,288	(112,184)	79,104	2,007,138
LargeCap Value Fund III	49,606	(32,738)	16,868	756,825
MidCap Blend Fund	429,870	(105,020)	324,850	2,716,361
MidCap Growth Fund	11,481	(2,596)	8,885	93,358
MidCap Growth Fund III	193,751	(49,736)	144,015	1,303,078
MidCap S&P 400 Index Fund	95,524	(55,303)	40,221	491,406
MidCap Value Fund I	148,444	(69,522)	78,922	1,491,592
MidCap Value Fund III	13,070	(2,760)	10,310	81,082
Money Market Fund	—	—	—	1,134,700
Overseas Fund	138,868	(171,376)	(32,508)	1,578,199
Principal Capital Appreciation Fund	540,995	(49,470)	491,525	1,257,795
Principal LifeTime 2010 Fund	114,337	(77,868)	36,469	1,659,071
Principal LifeTime 2015 Fund	95,731	(5,604)	90,127	660,424
Principal LifeTime 2020 Fund	477,445	(288,505)	188,940	5,254,905
Principal LifeTime 2025 Fund	121,400	(11,718)	109,682	823,155
Principal LifeTime 2030 Fund	474,441	(268,406)	206,035	4,822,845
Principal LifeTime 2035 Fund	82,360	(8,976)	73,384	538,744
Principal LifeTime 2040 Fund	325,286	(192,705)	132,581	2,910,416
Principal LifeTime 2045 Fund	38,029	(5,628)	32,401	281,274
Principal LifeTime 2050 Fund	142,774	(85,783)	56,991	1,251,104
Principal LifeTime 2055 Fund	5,246	(1,200)	4,046	48,357
Principal LifeTime Strategic Income Fund	47,042	(10,055)	36,987	716,656
Real Estate Securities Fund	445,826	(5,299)	440,527	1,033,478
SAM Balanced Portfolio	393,871	(20,697)	373,174	3,386,847
SAM Conservative Balanced Portfolio	93,863	(3,899)	89,964	1,094,616
SAM Conservative Growth Portfolio	282,366	(25,699)	256,667	2,267,331
SAM Flexible Income Portfolio	98,591	(2,639)	95,952	1,319,015
SAM Strategic Growth Portfolio	181,869	(19,853)	162,016	1,389,242
Short-Term Income Fund	28,801	(3,262)	25,539	1,411,198
SmallCap Blend Fund	48,718	(17,140)	31,578	327,115
SmallCap Growth Fund I	171,146	(72,371)	98,775	1,268,292
SmallCap Growth Fund II	29,180	(9,784)	19,396	137,079
SmallCap S&P 600 Index Fund	95,098	(58,886)	36,212	470,750
SmallCap Value Fund II	116,896	(109,784)	7,112	1,048,512
Tax-Exempt Bond Fund	26,226	(711)	25,515	230,279

All dollar amounts are shown in thousands (000's)

Security Valuation. Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, and Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”) along with SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in Institutional Class shares of other series of Principal Funds, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

Bond & Mortgage Securities Fund, California Municipal Fund, Core Plus Bond Fund I, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, LargeCap Blend Fund II, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund I, LargeCap Value Fund III, MidCap Blend Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, MidCap Value Fund III, Money Market Fund, Overseas Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Growth Fund I, SmallCap Growth Fund II, SmallCap S&P 600 Index Fund, SmallCap Value Fund II, and Tax-Exempt Bond Fund (known as the "Funds") (with the exception of Money Market Fund, Principal LifeTime Funds, and the SAM Portfolios) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Fund values its securities, other than holdings of other mutual funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other mutual funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

ÏLevel 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

ÏLevel 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

ÏLevel 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Below is a table which provides quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy:

		Fair
		Value at
Fund	Asset Type	7/31/12	Valuation technique	Unobservable input

			Estimate based on indicative bids from single or
Core Plus			multiple brokers, evaluated price from pricing service,
Bond Fund I	Bonds	61,939	purchase price	Judgmental assessments of liquidity

			Estimate based on indicative bids from single or
	Commercial Paper	4,735	multiple brokers	N/A

	U.S. Government &
	Government Agency		Estimate based on indicative bids from single or
	Obligations	2,603	multiple brokers, purchase price	N/A

		69,277

Global			Estimate based on indicative bids from single or
Diversified			multiple brokers, evaluated price from pricing service,
Income Fund	Bonds	23,893	purchase price	Judgmental assessments of liquidity

				Judgmental assessments of liquidity,
				judgmental assessments based on
				company book value and strike price,
			Estimate based on current market transactions, estimate	judgmental assessments of operating
	Common Stock	1,383	based on market transactions for reference security	results of the investee
	Credit Linked Structured
	Note	225	Purchase price	N/A
			Estimate based on indicative bids from single or
	Preferred Stock	3,117	multiple brokers	N/A
	Senior Floating Rate
	Interest	26,753	Evaluated price from pricing service, purchase price	Judgmental assessments of liquidity

		55,371

			Estimate based on indicative bids from single or	Judgmental assessments of current
High Yield			multiple brokers, estimate based on current market	operating results of the investee,
Fund	Bonds	40,067	transactions	judgmental assessments of liquidity

			Estimate based on current market transactions,
			evaluated price from pricing service, estimate based on	Judgmental assessments of current
			current market transactions for reference security,	operating results of the investee,
	Common Stock	41	evaluated price from pricing service	judgmental assessments of liquidity

			Estimate based on indicative bids from single or	Judgmental assessments of current
			multiple brokers, estimate based on current market	operating results of the investee,
	Convertible Bonds	4,095	transactions	judgmental assessments of liquidity
	Senior Floating Rate
	Interest	31,550	Purchase price	N/A

		75,753

			Estimate based on indicative bids from single or	Judgmental assessments of liquidity,
			multiple brokers, evaluated price from pricing service,	judgmental assessments of current
Income Fund	Bonds	20,339	purchase price	operating results of the investee

			Estimate based on indicative bids from single or	Judgmental assessments of liquidity,
			multiple brokers, estimate based on current market	judgmental assessments of current
	Common Stock	1,004	transactions	operating results of the investee
	Senior Floating Rate
	Interest	6,750	Purchase Price	N/A

		28,093

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.)

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Fund’s assets and liabilities. There were no significant transfers into or out of Level 3 and the table below includes amounts that were transferred between Levels 1 and 2 at July 31, 2012 due to differences in bid versus exchange close prices received for preferred securities.

Diversified International Fund	$25,694,199
Global Diversified Income Fund	$6,084,200
International Emerging Markets Fund	$68,353,227

The following is a summary of the inputs used as of July 31, 2012 in valuing the Funds' securities carried at value (amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Bond & Mortgage Securities Fund
Bonds	$—	$1,156,351	$18,639	$1,174,990
Commercial Paper	—	31	—	31
Common Stocks
Technology	—	—	4	4
Repurchase Agreements	—	163,211	—	163,211
Senior Floating Rate Interests	—	35,168	1,500	36,668
U.S. Government & Government Agency Obligations	—	1,159,836	—	1,159,836
Total investments in securities $	—	$2,514,597	$20,143	$2,534,740
Assets
Credit Contracts**
Credit Default Swaps	$—	$6	$—	$6
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$36	$—	$36
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(1,770)	$—	$(1,770)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(46)	$—	$(46)
California Municipal Fund
Investment Companies	$6,000	$—	$—	$6,000
Municipal Bonds	—	229,194	—	229,194
Total investments in securities $	6,000	$229,194	$—	$235,194
Core Plus Bond Fund I
Bonds	$—	$1,075,465	$61,939	$1,137,404
Certificate of Deposit	—	14,200	—	14,200
Commercial Paper	—	124,388	4,735	129,123
Convertible Preferred Stocks*	6,711	—	—	6,711
Municipal Bonds	—	143,452	—	143,452
Repurchase Agreements	—	73,100	—	73,100
Senior Floating Rate Interests	—	1,814	—	1,814
U.S. Government & Government Agency Obligations	—	2,311,869	2,603	2,314,472
Total investments in securities $	6,711	$3,744,288	$69,277	$3,820,276
Assets
Credit Contracts**
Credit Default Swaps	$—	$3,984	$—	$3,984
Exchange Cleared Credit Default Swaps	$—	$603	$—	$603
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$1,650	$—	$1,650
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$405	$—	$405
Futures	$7,185	$—	$—	$7,185
Interest Rate Floor	$—	$198	$—	$198
Interest Rate Swaps	$—	$841	$—	$841
Interest Rate Swaptions	$—	$3,741	$—	$3,741
Options	$366	$—	$—	$366
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(1,695)	$—	$(1,695)
Exchange Cleared Credit Default Swaps	$—	$(613)	$—	$(613)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(5,894)	$—	$(5,894)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(11,646)	$—	$(11,646)
Futures	$(71)	$—	$—	$(71)
Interest Rate Swaptions	$—	$(306)	$—	$(306)
Short Sales**
U.S. Government & Government Agency Obligations	$—	$(3)	$—	$(3)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Diversified International Fund
Common Stocks
Basic Materials		$81,258	$220,259	$—	$301,517
Communications		23,849	222,145	—	245,994
Consumer, Cyclical		57,679	331,798	—	389,477
Consumer, Non-cyclical		38,579	463,529	129	502,237
Diversified		—	21,438	—	21,438
Energy		83,520	252,980	—	336,500
Financial		141,074	565,071	—	706,145
Industrial		46,092	295,093	—	341,185
Technology		—	159,197	—	159,197
Utilities		1,323	93,880	—	95,203
Preferred Stocks
Basic Materials		—	9,663	—	9,663
Communications		—	4,522	—	4,522
Consumer, Cyclical		—	20,923	—	20,923
Consumer, Non-cyclical		—	12,128	—	12,128
Financial		—	9,974	—	9,974
Utilities		—	2,097	—	2,097
Repurchase Agreements		—	68,112	—	68,112
	Total investments in securities $	473,374	$2,752,809	$129	$3,226,312
Equity Income Fund
Common Stocks*		$3,977,733	$—	$—	$3,977,733
Repurchase Agreements		—	76,609	—	76,609
	Total investments in securities $	3,977,733	$76,609	$—	$4,054,342
Global Diversified Income Fund
Bonds		$—	$2,607,886	$23,893	$2,631,779
Common Stocks
Basic Materials		2,413	5,479	—	7,892
Communications		95,811	11,091	1,383	108,285
Consumer, Cyclical		3,515	7,658	—	11,173
Consumer, Non-cyclical		29,544	7,520	—	37,064
Diversified		—	4,310	—	4,310
Energy		329,911	13,496	—	343,407
Exchange Traded Funds		741	—	—	741
Financial		137,219	119,461	—	256,680
Industrial		14,936	5,245	—	20,181
Technology		7,262	5,672	—	12,934
Utilities		170,803	14,113	—	184,916
Convertible Bonds		—	68	—	68
Convertible Preferred Stocks
Financial		3,486	3,972	—	7,458
Credit Linked Structured Notes		—	18,592	225	18,817
Preferred Stocks
Communications		32,384	3,014	—	35,398
Consumer, Cyclical		—	666	—	666
Energy		69	—	—	69
Financial		245,964	49,299	3,117	298,380
Government		—	9,857	—	9,857
Industrial		1,038	—	—	1,038
Utilities		2,899	—	—	2,899
Repurchase Agreements		—	122,812	—	122,812
Senior Floating Rate Interests		—	156,314	26,753	183,067
	Total investments in securities $	1,077,995	$3,166,525	$55,371	$4,299,891
Assets
Equity Contracts**
Options		$1,306	$—	$—	$1,306
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$112	$—	$112
Liabilities
Equity Contracts**
Options		$(1,287)	$—	$—	$(1,287)
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$(194)	$—	$(194)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Global Real Estate Securities Fund
Common Stocks
Consumer, Cyclical		$5,690	$—	$—	$5,690
Diversified		—	20,585	—	20,585
Financial		574,658	433,752	—	1,008,410
Industrial		8,161	—	—	8,161
	Total investments in securities $	588,509	$454,337	$—	$1,042,846
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$1,229	$—	$1,229
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$(1,629)	$—	$(1,629)
Government & High Quality Bond Fund
Bonds		$—	$554,270	$7,027	$561,297
Repurchase Agreements		—	60,366	—	60,366
U.S. Government & Government Agency Obligations		—	1,256,079	—	1,256,079
	Total investments in securities $	—	$1,870,715	$7,027	$1,877,742
High Yield Fund
Bonds		$—	$2,944,989	$40,067	$2,985,056
Common Stocks
Consumer, Cyclical		7,728	—	—	7,728
Consumer, Non-cyclical		—	—	—	—
Technology		—	—	41	41
Convertible Bonds		—	—	4,095	4,095
Preferred Stocks
Financial		—	21,567	—	21,567
Government		2,600	—	—	2,600
Repurchase Agreements		—	212,417	—	212,417
Senior Floating Rate Interests		—	307,388	31,550	338,938
U.S. Government & Government Agency Obligations		—	76,770	—	76,770
	Total investments in securities $	10,328	$3,563,131	$75,753	$3,649,212
High Yield Fund I
Bonds		$—	$905,966	$6,048	$912,014
Common Stocks
Basic Materials		439	—	—	439
Consumer, Cyclical		1,830	—	93	1,923
Consumer, Non-cyclical		—	—	—	—
Financial		1,652	—	132	1,784
Industrial		124	—	184	308
Technology		567	—	—	567
Convertible Bonds		—	105	431	536
Convertible Preferred Stocks
Consumer, Cyclical		1,300	—	—	1,300
Preferred Stocks
Consumer, Non-cyclical		—	—	—	—
Financial		537	5,288	—	5,825
Industrial		—	—	220	220
Repurchase Agreements		—	39,625	—	39,625
Senior Floating Rate Interests		—	116,491	—	116,491
	Total investments in securities $	6,449	$1,067,475	$7,108	$1,081,032

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Income Fund
Bonds		$—	$1,460,464	$20,339	$1,480,803
Common Stocks
Energy		—	—	997	997
Financial		—	—	7	7
Industrial		—	—	—	—
Convertible Bonds		—	7,384	—	7,384
Repurchase Agreements		—	131,563	—	131,563
Senior Floating Rate Interests		—	25,432	6,750	32,182
U.S. Government & Government Agency Obligations		—	560,296	—	560,296
	Total investments in securities $	—	$2,185,139	$28,093	$2,213,232
Inflation Protection Fund
Bonds		$—	$11,547	$2,968	$14,515
U.S. Government & Government Agency Obligations		—	778,798	—	778,798
	Total investments in securities $	—	$790,345	$2,968	$793,313
Assets
Interest Rate Contracts**
Futures		$338	$—	$—	$338
Interest Rate Swaps		$—	$425	$—	$425
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$(10)	$—	$(10)
Interest Rate Contracts**
Futures		$(1,532)	$—	$—	$(1,532)
Interest Rate Swaps		$—	$(425)	$—	$(425)
International Emerging Markets Fund
Common Stocks
Basic Materials		$71,446	$89,759	$—	$161,205
Communications		44,104	94,254	—	138,358
Consumer, Cyclical		8,498	126,664	—	135,162
Consumer, Non-cyclical		82,172	58,070	201	140,443
Diversified		6,210	42,185	—	48,395
Energy		100,701	76,953	—	177,654
Financial		97,764	268,778	—	366,542
Industrial		13,870	108,624	—	122,494
Technology		4,042	140,700	—	144,742
Utilities		—	19,095	—	19,095
Preferred Stocks
Basic Materials		—	21,626	—	21,626
Communications		—	9,619	—	9,619
Consumer, Cyclical		—	827	—	827
Financial		—	20,188	—	20,188
Utilities		—	4,029	—	4,029
Repurchase Agreements		—	9,831	—	9,831
	Total investments in securities $	428,807	$1,091,202	$201	$1,520,210

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
International Fund I
Common Stocks
Basic Materials		$10,042	$74,567	$—	$84,609
Communications		7,394	66,763	—	74,157
Consumer, Cyclical		—	115,338	—	115,338
Consumer, Non-cyclical		2	215,078	—	215,080
Diversified		12,409	25,312	—	37,721
Energy		17,405	66,808	—	84,213
Financial		14,148	196,516	—	210,664
Industrial		102	88,503	—	88,605
Technology		11,149	30,601	—	41,750
Utilities		—	37,104	—	37,104
Preferred Stocks
Communications		—	764	—	764
Consumer, Cyclical		—	2,164	—	2,164
Consumer, Non-cyclical		—	903	—	903
Utilities		—	34	—	34
Repurchase Agreements		—	16,991	—	16,991
	Total investments in securities $	72,651	$937,446	$—	$1,010,097
Assets
Equity Contracts**
Futures		$584	$—	$—	$584
LargeCap Blend Fund II
Common Stocks*		$1,020,587	$—	$—	$1,020,587
Repurchase Agreements		—	33,092	—	33,092
	Total investments in securities $	1,020,587	$33,092	$—	$1,053,679
Assets
Equity Contracts**
Futures		$1,217	$—	$—	$1,217
LargeCap Growth Fund
Common Stocks*		$2,283,642	$—	$—	$2,283,642
Repurchase Agreements		—	85,226	—	85,226
	Total investments in securities $	2,283,642	$85,226	$—	$2,368,868
LargeCap Growth Fund I
Common Stocks*		$4,545,141	$—	$—	$4,545,141
Repurchase Agreements		—	191,545	—	191,545
	Total investments in securities $	4,545,141	$191,545	$—	$4,736,686
Assets
Equity Contracts**
Futures		$3,528	$—	$—	$3,528
LargeCap Growth Fund II
Common Stocks*		$1,142,700	$—	$—	$1,142,700
Repurchase Agreements		—	44,650	—	44,650
	Total investments in securities $	1,142,700	$44,650	$—	$1,187,350
Assets
Equity Contracts**
Futures		$1,795	$—	$—	$1,795
LargeCap S&P 500 Index Fund
Common Stocks*		$2,605,319	$—	$—	$2,605,319
Repurchase Agreements		—	95,964	—	95,964
	Total investments in securities $	2,605,319	$95,964	$—	$2,701,283
Assets
Equity Contracts**
Futures		$3,223	$—	$—	$3,223

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
LargeCap Value Fund
Common Stocks*		$1,711,790	$—	$—	$1,711,790
Repurchase Agreements		—	28,261	—	28,261
	Total investments in securities $	1,711,790	$28,261	$—	$1,740,051
Assets
Equity Contracts**
Futures		$663	$—	$—	$663
LargeCap Value Fund I
Common Stocks*		$1,981,165	$—	$—	$1,981,165
Repurchase Agreements		—	105,077	—	105,077
	Total investments in securities $	1,981,165	$105,077	$—	$2,086,242
Assets
Equity Contracts**
Futures		$4,113	$—	$—	$4,113
LargeCap Value Fund III
Common Stocks*		$747,494	$—	$—	$747,494
Repurchase Agreements		—	26,199	—	26,199
	Total investments in securities $	747,494	$26,199	$—	$773,693
Assets
Equity Contracts**
Futures		$924	$—	$—	$924
MidCap Blend Fund
Common Stocks
Basic Materials		$98,113	$—	$—	$98,113
Communications		568,088	—	—	568,088
Consumer, Cyclical		420,935	—	—	420,935
Consumer, Non-cyclical		461,055	17,372	—	478,427
Diversified		43,234	—	—	43,234
Energy		243,294	—	—	243,294
Financial		794,700	—	—	794,700
Industrial		154,665	—	—	154,665
Technology		127,783	—	—	127,783
Utilities		52,694	—	—	52,694
Repurchase Agreements		—	59,278	—	59,278
	Total investments in securities $	2,964,561	$76,650	$—	$3,041,211
MidCap Growth Fund
Common Stocks*		$100,173	$—	$—	$100,173
Repurchase Agreements		—	2,070	—	2,070
	Total investments in securities $	100,173	$2,070	$—	$102,243
MidCap Growth Fund III
Common Stocks*		$1,405,955	$—	$—	$1,405,955
Repurchase Agreements		—	41,138	—	41,138
	Total investments in securities $	1,405,955	$41,138	$—	$1,447,093
Assets
Equity Contracts**
Futures		$493	$—	$—	$493
MidCap S&P 400 Index Fund
Common Stocks*		$521,333	$—	$—	$521,333
Repurchase Agreements		—	10,294	—	10,294
	Total investments in securities $	521,333	$10,294	$—	$531,627
Assets
Equity Contracts**
Futures		$25	$—	$—	$25

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
MidCap Value Fund I
Common Stocks*		$1,515,341	$—	$—	$1,515,341
Repurchase Agreements		—	55,173	—	55,173
	Total investments in securities $	1,515,341	$55,173	$—	$1,570,514
Assets
Equity Contracts**
Futures		$917	$—	$—	$917

MidCap Value Fund III
Common Stocks*		$88,623	$—	$—	$88,623
Repurchase Agreements		—	2,769	—	2,769
	Total investments in securities $	88,623	$2,769	$—	$91,392
Assets
Equity Contracts**
Futures		$48	$—	$—	$48

Money Market Fund
Bonds		$—	$154,775	$—	$154,775
Certificate of Deposit		—	5,800	—	5,800
Commercial Paper		—	743,035	—	743,035
Investment Companies		50,500	—	—	50,500
Municipal Bonds		—	85,290	—	85,290
Repurchase Agreements		—	95,300	—	95,300
	Total investments in securities $	50,500	$1,084,200	$—	$1,134,700
Overseas Fund
Common Stocks
Basic Materials		$—	$130,322	$—	$130,322
Communications		—	93,555	—	93,555
Consumer, Cyclical		14,125	151,104	—	165,229
Consumer, Non-cyclical		30,963	233,058	—	264,021
Diversified		—	3,748	—	3,748
Energy		9,876	127,264	—	137,140
Financial		—	294,453	—	294,453
Industrial		15,523	266,166	—	281,689
Technology		—	58,292	—	58,292
Utilities		—	65,681	—	65,681
Preferred Stocks
Communications		—	35	—	35
Consumer, Cyclical		—	437	—	437
Utilities		—	74	—	74
Repurchase Agreements		—	51,015	—	51,015
	Total investments in securities $	70,487	$1,475,204	$—	$1,545,691
Assets
Equity Contracts**
Futures		$1,777	$—	$—	$1,777
Principal Capital Appreciation Fund
Common Stocks*		$1,703,617	$—	$—	$1,703,617
Repurchase Agreements		—	45,703	—	45,703
	Total investments in securities $	1,703,617	$45,703	$—	$1,749,320
Principal LifeTime 2010 Fund
Investment Companies		$1,695,540	$—	$—	$1,695,540
	Total investments in securities $	1,695,540	$—	$—	$1,695,540
Principal LifeTime 2015 Fund
Investment Companies		$750,551	$—	$—	$750,551
	Total investments in securities $	750,551	$—	$—	$750,551
Principal LifeTime 2020 Fund
Investment Companies		$5,443,845	$—	$—	$5,443,845
	Total investments in securities $	5,443,845	$—	$—	$5,443,845

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Principal LifeTime 2025 Fund
Investment Companies		$932,837	$—	$—	$932,837
	Total investments in securities $	932,837	$—	$—	$932,837
Principal LifeTime 2030 Fund
Investment Companies		$5,028,880	$—	$—	$5,028,880
	Total investments in securities $	5,028,880	$—	$—	$5,028,880
Principal LifeTime 2035 Fund
Investment Companies		$612,128	$—	$—	$612,128
	Total investments in securities $	612,128	$—	$—	$612,128
Principal LifeTime 2040 Fund
Investment Companies		$3,042,997	$—	$—	$3,042,997
	Total investments in securities $	3,042,997	$—	$—	$3,042,997
Principal LifeTime 2045 Fund
Investment Companies		$313,675	$—	$—	$313,675
	Total investments in securities $	313,675	$—	$—	$313,675
Principal LifeTime 2050 Fund
Investment Companies		$1,308,095	$—	$—	$1,308,095
	Total investments in securities $	1,308,095	$—	$—	$1,308,095
Principal LifeTime 2055 Fund
Investment Companies		$52,403	$—	$—	$52,403
	Total investments in securities $	52,403	$—	$—	$52,403
Principal LifeTime Strategic Income Fund
Investment Companies		$753,643	$—	$—	$753,643
	Total investments in securities $	753,643	$—	$—	$753,643
Real Estate Securities Fund
Common Stocks*		$1,435,119	$—	$—	$1,435,119
Convertible Preferred Stocks
Financial		—	26,663	—	26,663
Repurchase Agreements		—	12,223	—	12,223
	Total investments in securities $	1,435,119	$38,886	$—	$1,474,005
SAM Balanced Portfolio
Investment Companies		$3,760,021	$—	$—	$3,760,021
	Total investments in securities $	3,760,021	$—	$—	$3,760,021
SAM Conservative Balanced Portfolio
Investment Companies		$1,184,580	$—	$—	$1,184,580
	Total investments in securities $	1,184,580	$—	$—	$1,184,580
SAM Conservative Growth Portfolio
Investment Companies		$2,523,998	$—	$—	$2,523,998
	Total investments in securities $	2,523,998	$—	$—	$2,523,998
SAM Flexible Income Portfolio
Investment Companies		$1,414,967	$—	$—	$1,414,967
	Total investments in securities $	1,414,967	$—	$—	$1,414,967
SAM Strategic Growth Portfolio
Investment Companies		$1,551,258	$—	$—	$1,551,258
	Total investments in securities $	1,551,258	$—	$—	$1,551,258

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Short-Term Income Fund
Bonds		$—	$1,399,113	$—	$1,399,113
Municipal Bonds		—	4,475	—	4,475
Repurchase Agreements		—	28,954	—	28,954
U.S. Government & Government Agency Obligations		—	4,195	—	4,195
	Total investments in securities $	—	$1,436,737	$—	$1,436,737
Liabilities
Interest Rate Contracts**
Futures		$(700)	$—	$—	$(700)
SmallCap Blend Fund
Common Stocks*		$350,501	$—	$—	$350,501
Repurchase Agreements		—	8,192	—	8,192
	Total investments in securities $	350,501	$8,192	$—	$358,693
Assets
Equity Contracts**
Futures		$58	$—	$—	$58
SmallCap Growth Fund I
Common Stocks*		$1,290,241	$—	$—	$1,290,241
Repurchase Agreements		—	76,826	—	76,826
	Total investments in securities $	1,290,241	$76,826	$—	$1,367,067
Assets
Equity Contracts**
Futures		$1,023	$—	$—	$1,023
SmallCap Growth Fund II
Common Stocks*		$151,789	$—	$—	$151,789
Repurchase Agreements		—	4,686	—	4,686
	Total investments in securities $	151,789	$4,686	$—	$156,475
Liabilities
Equity Contracts**
Futures		$(81)	$—	$—	$(81)
SmallCap S&P 600 Index Fund
Common Stocks*		$497,292	$—	$—	$497,292
Repurchase Agreements		—	9,670	—	9,670
	Total investments in securities $	497,292	$9,670	$—	$506,962
Liabilities
Equity Contracts**
Futures		$(201)	$—	$—	$(201)
SmallCap Value Fund II
Common Stocks
Basic Materials		$39,793	$—	$—	$39,793
Communications		45,743	—	—	45,743
Consumer, Cyclical		141,274	—	—	141,274
Consumer, Non-cyclical		160,187	—	—	160,187
Diversified		620	—	—	620
Energy		55,844	—	—	55,844
Financial		308,456	—	—	308,456
Government		1,280	—	—	1,280
Industrial		146,809	—	11	146,820
Technology		76,223	—	—	76,223
Utilities		38,476	—	—	38,476
Preferred Stocks
Industrial		—	—	27	27
Repurchase Agreements		—	40,881	—	40,881
	Total investments in securities $	1,014,705	$40,881	$38	$1,055,624
Assets
Equity Contracts**
Futures		$1,270	$—	$—	$1,270

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Tax-Exempt Bond Fund
Investment Companies		$5,000	$—	$—	$5,000
Municipal Bonds		—	257,466	1,634	259,100
	Total investments in securities $	5,000	$257,466	$1,634	$264,100

*For additional detail regarding sector classifications, please see the Schedule of Investments.

**Futures, foreign currency contracts, inflation floors, options, swaps and swaptions are valued at the unrealized appreciation/(depreciation) of the instrument.

The changes in investments measured at fair value for which the Funds' have used level 3 inputs to determine fair value are as follows (amounts shown in thousands):

					Accrued						Net Change in Unrealized
					Discounts/Premiums			Transfers	Transfers		Appreciation/(Depreciation)
	Value October		Realized		and Change in		Proceeds from	into Level	Out of Level	Value July 31,	on Investments Held at July
Fund	31, 2011		Gain/(Loss)		Unrealized Gain/(Loss)	Purchases	Sales	3**	3 ***	2012	31, 2012
Core Plus Bond Fund I
Bonds		$57,730	$(165	) $	1,963	$34,216	$(5,880)	$-	$(25,925)	$61,939	$1,739
Commercial Paper		—	—		5	4,730	—	—	—	4,735	5
Credit Default Swaps*		14	—		—	—	—	—	(14)	—	—
Forward Volatility Agreements*		(532)	—		—	—	—	532	—	—	—
Interest Rate Swaps*		(245)	—		—	—	—	245	—	—	—
Purchased Swaptions		305	—		—	—	—	—	(305)	—	—
U.S. Government & Government		—	—		(2)	2,605	—	—		2,603	(2)
Agency Obligations
	Total	$57,272	$(165	) $	1,966	$41,551	$(5,880)	$777	$(26,244)	$69,277	$1,742
Global Diversified Income Fund
Bonds		$16,551	$(11	) $	190	$14,369	$(749)	$-	$(6,457)	$23,893	$208
Common Stock
Communications		175	—		(96)	1,304	—	—	—	1,383	(96)
Consumer, Cyclical		—	—		(124)	124	—	—	—	—	(124)
Financial		283	—		(27)	—	(256)	—	—	—	—
Credit Linked Structured Note		—	—		(41)	266	—	—	—	225	(41)
Preferred Stock										—
Financial		3,112	—		5	—	—	—	—	3,117	5
Senior Floating Rate Interest		—	11		56	26,935	(249)	—	—	26,753	17
	Total	$20,121	$-		$(37)	$42,998	$(1,254)	$-	$(6,457)	$55,371	$(31)
High Yield Fund
Bonds		$39,909	$833		$2,512	$-	$(11,707)	$8,520	$-	$40,067	$1,727
Common Stock
Consumer, Non-cyclical		1	—		(1)	—	—	—	—	—	—
Energy		922	—		—	—	(922)	—	—	—	—
Technology		202	—		(161)	—	—	—	—	41	(162)
Convertible Bonds		10,816	5,033		(6,721)	—	(5,033)	—	—	4,095	(6,777)
Senior Floating Rate Interest		—	—		—	31,550	—	—	—	31,550	—
	Total	$51,850	$5,866		$(4,371)	$31,550	$(17,662)	$8,520	$-	$75,753	$(5,212)
Income Fund
Bonds		$10,027	$-		$247	$11,298	$(1,233)	$-	$-	$20,339	$258
Common Stock										-
Energy		997	4		—	—	(4)	—	—	997	—
Financial		—	—		7	—	—	—	—	7	7
Senior Floating Rate Interest		—	—		—	6,750	—	—	—	6,750	—
	Total	$11,024	$4		$254	$18,048	$(1,237)	$-	$-	$28,093	$265

*Credit Default Swaps, Forward Volatility Agreements, and Interest Rate Swaps are valued at the unrealized appreciation/(depreciation) of the instrument.

**Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances where a security is illiquid
4. Instances in which a security is not priced by pricing services

***Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances where a security is no longer illiquid
4. Instances in which a price becomes available from a pricing service

The Fund’s Schedules of Investments as of July 31, 2012 have not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's prospectus and

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)	Principal Funds, Inc.

By	/s/ Nora M. Everett
Nora M. Everett, President and CEO
Date	09/17/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By	/s/ Nora M. Everett
Nora M. Everett, President and CEO
Date	09/17/2012

By	/s/ Layne A. Rasmussen
Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer
Date	09/17/2012